UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Shareholder Report.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index (the “Index”).

In seeking to achieve this objective, the Fund utilizes an index-based management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was 21.43%, and the Index was 21.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Fund, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

After opening 2017 with a respectable gain of approximately 1.9% in January, the S&P 500 Total Return Index better than doubled that performance in February, rising just shy of 4% for the month. After starting the month on March 1st with a 1.4% approximate gain, the Index meandered lower during much of the rest of March to finish the month near unchanged. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Trump’s address to Congress on February 28th. Political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill caused some market participants to question the likelihood of other policy priorities.

The year-to-date performance through the end of June hit approximately 9.3%, reaching new all-time highs and better than two decade lows in both realized and implied volatility during that time. The second quarter of 2017 finished up just over 3%, which was half that of the first quarter. This indicated a more tentative, but still positive, U.S. growth and inflation.

The third quarter of 2017 commenced with a continuation of many of the themes that prevailed in the first half of the year, including an accelerating selloff for the U.S. dollar. The financial markets had seemingly given a pass to the Trump administration, even in its early tenure when it had been unable to move forward on an anticipated growth agenda. August, in contrast, provided a reminder that markets do take the U.S. president seriously. Trump declared on August 8th that North Korea would be met with “fire and fury” if it continues to threaten the U.S. Volatility picked up in response to his comments, and once again when the President was less than critical in his comments pertaining to violent neo-Nazi protestors in Charlottesville, Virginia. The Index ended up gaining approximately only 0.3% for the month of August. As September progressed, the market picked back up and the Index gained over 2% for the month, posting a gain of approximately 4.5% for the quarter.

The last quarter of the Reporting Period gained strength in early October with a notable increase in U.S. interest rates. November hit its 51st all-time closing high for the Index on November 3rd. December kept pace and the fourth quarter had three months of solid returns for the Index; it finished up approximately 6.6% for the three month period and an impressive 21.8%, approximately, for the year. Information Technology was the greatest contributing sector to this performance at weight of approximately 22.7% and a return of approximately 38.8% for the year. The next greatest was Health Care with an approximate weight of 14.1% and an approximate return of 22.1%. The only two sectors with negative returns were Telecommunication Services and Energy. Both are relatively low weights in the index, so did not have much impact on the overall performance.

The Fund used S&P 500 futures contracts in order to equitize the small amount of cash in the portfolio during the Reporting Period. The Fund’s use of futures contracts did not have a material impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation and Amazon.com Inc. The top negative contributors to the Fund’s performance during the Reporting Period were General Electric Company, Schlumberger, Ltd. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1

STATE STREET EQUITY 500 INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Five Years Ended December 31, 2017	Average Annual Total Return Ten Years Ended December 31, 2017
State Street Equity 500 Index Fund Administrative Shares	21.43%	15.47%	8.27%
State Street Equity 500 Index Fund Service Shares (a)	21.33%	15.38%	8.18%
State Street Equity 500 Index Fund Class R Shares (b)	20.96%	14.96%	7.79%
State Street Equity 500 Index Fund Class A Shares (c)	21.12%	15.15%	7.98%
State Street Equity 500 Index Fund Class I Shares (d)	21.35%	15.43%	8.25%
State Street Equity 500 Index Fund Class K Shares (e)	21.61%	15.58%	8.32%
S&P 500® Index (f)	21.83%	15.79%	8.50%

(a)	NAV Performance shown for the periods prior to the inception of Service shares on March 10, 2003 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses Service shares, estimated for their first year of operations, including applicable 12b-1 fees.
(b)	NAV Performance shown for the periods prior to the inception of Class R shares on June 7, 2005 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class R shares, estimated for their first year of operations, including applicable 12b-1 fees.
(c)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(d)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(e)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(f)	The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in the State Street Equity 500 Index II Portfolio	$780,066,346
Receivable for fund shares sold	1,101,311
Receivable from Adviser	43,424
Prepaid expenses and other assets	151

TOTAL ASSETS	781,211,232

LIABILITIES
Payable for investments purchased	626,019
Payable for fund shares repurchased	356,993
Advisory fee payable	13,120
Custodian fees payable	1,175
Administration fees payable	27,274
Distribution fees payable	63,417
Transfer agent fees payable	19,024
Sub-transfer agent fee payable	8,829
Registration and filing fees payable	1,551
Professional fees payable	20,308
Printing and postage fees payable	17,819

TOTAL LIABILITIES	1,155,529

NET ASSETS	$780,055,703

NET ASSETS CONSIST OF:
Paid-in Capital	$598,263,905
Accumulated net realized gain (loss) on investments	21,935,511
Net unrealized appreciation (depreciation) on:
Investment in the State Street Equity 500 Index II Portfolio	159,856,287

NET ASSETS	$780,055,703

Administrative Shares
Net Assets	$274,650,206
Shares Outstanding	12,704,048

Net asset value, offering and redemption price per share	$21.62

Service Shares
Net Assets	$27,875,892
Shares Outstanding	1,290,607

Net asset value, offering and redemption price per share	$21.60

Class R Shares
Net Assets	$42,249,166
Shares Outstanding	1,955,505

Net asset value, offering and redemption price per share	$21.61

Class A Shares
Net Assets	$6,292,721
Shares Outstanding	290,976

Net asset value, offering and redemption price per share	$21.63

Maximum sales charge	5.25%

Maximum offering price per share	$22.83

Class I Shares
Net Assets	$16,084,440
Shares Outstanding	743,541

Net asset value, offering and redemption price per share	$21.63

Class K Shares
Net Assets	$412,903,278
Shares Outstanding	19,094,279

Net asset value, offering and redemption price per share	$21.62

COST OF INVESTMENTS:
Investment in State Street Equity 500 Index II Portfolio	$620,210,059

Shares of State Street Equity 500 Index II Portfolio	59,683,730

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividend income from corresponding portfolio	$15,468,065

EXPENSES
Advisory fee	151,993
Administration fees	394,643
Sub-transfer agent fee
Class A Shares	20,077
Class I Shares	14,242
Distribution fees
Administrative Shares	407,419
Service Shares	136,083
Class R Shares	247,846
Class A Shares	25,097
Custodian fees	13,103
Trustees’ fees and expenses	22,269
Transfer agent fees	106,968
Registration and filing fees	83,353
Professional fees	38,112
Printing and postage fees	32,662
Insurance expense	2,032

TOTAL EXPENSES	1,695,899

Expenses waived/reimbursed by the Adviser	(617,144)

NET EXPENSES	1,078,755

NET INVESTMENT INCOME (LOSS)	14,389,310

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in State Street Equity 500 Index II Portfolio	22,187,036
Capital gain distributions from the State Street Equity 500 Index II Portfolio	24,144,171

Net realized gain (loss)	46,331,207

Net change in unrealized appreciation/depreciation on:
Investment in State Street Equity 500 Index II Portfolio	87,973,268
NET REALIZED AND UNREALIZED GAIN (LOSS)	134,304,475

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$148,693,785

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,389,310	$11,786,393
Net realized gain (loss)	46,331,207	4,935,469
Net change in unrealized appreciation/depreciation	87,973,268	62,316,120

Net increase (decrease) in net assets resulting from operations	148,693,785	79,037,982

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administrative Shares	(5,550,811)	(4,106,875)
Service Shares	(532,802)	(1,701,356)
Class R Shares	(666,602)	(400,997)
Class A Shares	(112,713)	(88,337)
Class I Shares	(316,450)	(61,548)
Class K Shares	(8,900,329)	(5,971,211)

Total distributions from net investment income	(16,079,707)	(12,330,324)

Net Realized Gains
Administrative Shares	(9,485,054)	(1,128,485)
Service Shares	(957,979)	(501,839)
Class R Shares	(1,466,601)	(159,133)
Class A Shares	(226,287)	(30,530)
Class I Shares	(554,500)	(17,511)
Class K Shares	(14,154,877)	(1,488,503)

Total distributions from net realized gains	(26,845,298)	(3,326,001)

Total distributions to shareholders	(42,925,005)	(15,656,325)

FROM BENEFICIAL INTEREST TRANSACTIONS
Administrative Shares
Proceeds from sale of shares sold	21,702,778	21,875,613
Reinvestment of distributions	15,035,865	5,235,360
Cost of shares redeemed	(77,159,335)	(36,273,233)

Net increase (decrease) from capital share transactions	(40,420,692)	(9,162,260)

Service Shares
Proceeds from sale of shares sold	8,657,371	15,822,923
Reinvestment of distributions	1,490,781	2,203,195
Cost of shares redeemed	(116,109,796)	(8,529,710)

Net increase (decrease) from capital share transactions	(105,961,644)	9,496,408

Class R Shares
Proceeds from sale of shares sold	7,402,032	7,132,413
Reinvestment of distributions	2,133,203	560,130
Cost of shares redeemed	(12,029,952)	(9,967,450)

Net increase (decrease) from capital share transactions	(2,494,717)	(2,274,907)

Class A Shares
Proceeds from sale of shares sold	9,184,484	7,221,028
Reinvestment of distributions	338,962	117,809
Cost of shares redeemed	(12,189,604)	(19,080)

Net increase (decrease) from capital share transactions	(2,666,158)	7,319,757

Class I Shares
Proceeds from sale of shares sold	11,678,715	4,380,131
Reinvestment of distributions	870,951	78,024
Cost of shares redeemed	(1,515,359)	(57,378)

Net increase (decrease) from capital share transactions	11,034,307	4,400,777

Class K Shares
Proceeds from sale of shares sold	77,397,900	308,312,508
Reinvestment of distributions	22,865,403	7,309,089
Cost of shares redeemed	(108,177,288)	(31,860,973)

Net increase (decrease) from capital share transactions	(7,913,985)	283,760,624

Net increase (decrease) in net assets from beneficial interest transactions	(148,422,889)	293,540,399

Net increase (decrease) in net assets during the period	(42,654,109)	356,922,056

Net assets at beginning of period	822,709,812	465,787,756

NET ASSETS AT END OF PERIOD	$780,055,703	$822,709,812

Undistributed (distribution in excess of) net investment income (loss)	$—	$—

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended 12/31/17	Year Ended 12/31/16
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	$1,076,275	$1,230,543
Reinvestment of distributions	692,897	275,111
Shares redeemed	(3,785,655)	(1,992,281)

Net increase (decrease) from share transactions	(2,016,483)	(486,627)

Service Shares
Shares sold	431,525	892,147
Reinvestment of distributions	68,763	115,896
Shares redeemed	(5,833,376)	(491,370)

Net increase (decrease) from share transactions	(5,333,088)	516,673

Class R Shares
Shares sold	365,320	406,522
Reinvestment of distributions	98,350	29,450
Shares redeemed	(585,557)	(564,687)

Net increase (decrease) from share transactions	(121,887)	(128,715)

Class A Shares
Shares sold	433,637	390,086
Reinvestment of distributions	15,613	6,191
Shares redeemed	(556,990)	(1,049)

Net increase (decrease) from share transactions	(107,740)	395,228

Class I Shares
Shares sold	540,143	233,255
Reinvestment of distributions	40,099	4,098
Shares redeemed	(73,960)	(3,035)

Net increase (decrease) from share transactions	506,282	234,318

Class K Shares
Shares sold	3,673,546	17,379,691
Reinvestment of distributions	1,053,220	384,082
Shares redeemed	(5,277,255)	(1,734,066)

Net increase (decrease) from share transactions	(550,489)	16,029,707

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$18.83		$17.17		$17.27		$15.50		$11.94

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38		0.26		0.31		0.29		0.26
Net realized and unrealized gain (loss)	3.66		1.76		(0.12)		1.79		3.56

Total from investment operations	4.04		2.02		0.19		2.08		3.82

Distributions to shareholders from:
Net investment income	(0.46)		(0.28)		(0.29)		(0.31)		(0.26)
Net realized gains	(0.79)		(0.08)		—		—		—

Total distributions	(1.25)		(0.36)		(0.29)		(0.31)		(0.26)

Net asset value, end of period	$21.62		$18.83		$17.17		$17.27		$15.50

Total return (b)	21.43%		11.75%		1.08%		13.41%		31.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$274,650		$277,141		$261,038		$248,180		$230,330
Ratios to Average Net Assets: (c)
Total expenses	0.26	%(d)	0.27	%(d)	0.31	%(d)	0.30	%(e)	0.25%
Net expenses	0.18	%(d)	0.18	%(d)	0.18	%(d)	0.23	%(e)	0.25%
Net investment income (loss)	1.83%		1.48%		1.76%		1.78%		1.84%
Portfolio turnover rate	30	%(f)	5	%(f)	5	%(f)	4	%(g)	4	%(h)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(h)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$18.81		$17.15		$17.25		$15.49		$11.92

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.26		0.22		0.28		0.24
Net realized and unrealized gain (loss)	3.87		1.74		(0.05)		1.77		3.57

Total from investment operations	4.02		2.00		0.17		2.05		3.81

Distributions to shareholders from:
Net investment income	(0.44)		(0.26)		(0.27)		(0.29)		(0.24)
Net realized gains	(0.79)		(0.08)		—		—		—

Total distributions	(1.23)		(0.34)		(0.27)		(0.29)		(0.24)

Net asset value, end of period	$21.60		$18.81		$17.15		$17.25		$15.49

Total return (b)	21.33%		11.65%		0.98%		13.24%		31.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,876		$124,591		$104,730		$126,412		$124,885
Ratios to Average Net Assets: (c)
Total expenses	0.36	%(d)	0.37	%(d)	0.41	%(d)	0.40	%(e)	0.35%
Net expenses	0.28	%(d)	0.27	%(d)	0.28	%(d)	0.33	%(e)	0.35%
Net investment income (loss)	0.73%		1.46%		1.25%		1.73%		1.74%
Portfolio turnover rate	30	%(f)	5	%(f)	5	%(f)	4	%(g)	4	%(h)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(h)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$18.81		$17.15		$17.26		$15.49		$11.93

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.18		0.19		0.22		0.19
Net realized and unrealized gain (loss)	3.66		1.76		(0.09)		1.78		3.56

Total from investment operations	3.95		1.94		0.10		2.00		3.75

Distributions to shareholders from:
Net investment income	(0.36)		(0.20)		(0.21)		(0.23)		(0.19)
Net realized gains	(0.79)		(0.08)		—		—		—

Total distributions	(1.15)		(0.28)		(0.21)		(0.23)		(0.19)

Net asset value, end of period	$21.61		$18.81		$17.15		$17.26		$15.49

Total return (b)	20.96%		11.26%		0.58%		12.91%		31.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,249		$39,086		$37,845		$41,148		$32,555
Ratios to Average Net Assets: (c)
Total expenses	0.71	%(d)	0.72	%(d)	0.76	%(d)	0.75	%(e)	0.70%
Net expenses	0.63	%(d)	0.63	%(d)	0.63	%(d)	0.68	%(e)	0.70%
Net investment income (loss)	1.41%		0.99%		1.09%		1.37%		1.40%
Portfolio turnover rate	30	%(f)	5	%(f)	5	%(f)	4	%(g)	4	%(h)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(h)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.83		$17.17		$17.27		$17.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.68		0.25		0.11
Net realized and unrealized gain (loss)	3.82		0.29		(0.11)		0.45

Total from investment operations	3.98		1.97		0.14		0.56

Distributions to shareholders from:
Net investment income	(0.39)		(0.23)		(0.24)		(0.29)
Net realized gains	(0.79)		(0.08)		—		—

Total distributions	(1.18)		(0.31)		(0.24)		(0.29)

Net asset value, end of period	$21.63		$18.83		$17.17		$17.27

Total return (b)	21.12%		11.42%		0.78%		3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,293		$7,509		$60		$51
Ratios to Average Net Assets:
Total expenses	0.56	%(c)	0.57	%(c)	0.61	%(c)	0.70	%(c)(d)
Net expenses	0.48	%(c)	0.48	%(c)	0.48	%(c)	0.51	%(c)(d)
Net investment income (loss)	0.79%		3.69%		1.43%		2.32	%(d)
Portfolio turnover rate	30	%(e)	5	%(e)	5	%(e)	4	%(e)(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

10

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.84		$17.17		$17.27		$17.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.89		2.86		0.29		0.13
Net realized and unrealized gain (loss)	3.14		(0.84)		(0.11)		0.44

Total from investment operations	4.03		2.02		0.18		0.57

Distributions to shareholders from:
Net investment income	(0.45)		(0.27)		(0.28)		(0.30)
Net realized gains	(0.79)		(0.08)		—		—

Total distributions	(1.24)		(0.35)		(0.28)		(0.30)

Net asset value, end of period	$21.63		$18.84		$17.17		$17.27

Total return (b)	21.35%		11.75%		1.03%		3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,084		$4,469		$50		$51
Ratios to Average Net Assets:
Total expenses	0.31	%(c)	0.32	%(c)	0.36	%(c)	0.45	%(c)(d)
Net expenses	0.23	%(c)	0.23	%(c)	0.23	%(c)	0.26	%(c)(d)
Net investment income (loss)	4.21%		15.53	%(e)	1.66%		2.57	%(d)
Portfolio turnover rate	30	%(f)	5	%(f)	5	%(f)	4	%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

11

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$18.83		$17.17		$17.27		$17.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.44		0.44		1.45		0.14
Net realized and unrealized gain (loss)	3.64		1.61		(1.23)		0.44

Total from investment operations	4.08		2.05		0.22		0.58

Distributions to shareholders from:
Net investment income	(0.50)		(0.31)		(0.32)		(0.31)
Net realized gains	(0.79)		(0.08)		—		—

Total distributions	(1.29)		(0.39)		(0.32)		(0.31)

Net asset value, end of period	$21.62		$18.83		$17.17		$17.27

Total return (b)	21.61%		11.92%		1.23%		3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$412,903		$369,915		$62,064		$51
Ratios to Average Net Assets:
Total expenses	0.11	%(c)	0.12	%(c)	0.16	%(c)	0.27	%(c)(d)
Net expenses	0.03	%(c)	0.03	%(c)	0.03	%(c)	0.06	%(c)(d)
Net investment income (loss)	2.14%		2.42%		8.45	%(e)	2.78	%(d)
Portfolio turnover rate	30	%(f)	5	%(f)	5	%(f)	4	%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Annualized.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

12

STATE STREET EQUITY 500 INDEX II PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	98.5%
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Information Technology	23.4%
Financials	14.6
Health Care	13.5
Consumer Discretionary	12.0
Industrials	10.1
TOTAL	73.6%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX II PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 12.0%
Advance Auto Parts, Inc.	7,000	$697,830
Amazon.com, Inc. (a)	38,090	44,545,112
Aptiv PLC	25,319	2,147,811
AutoZone, Inc. (a)	2,576	1,832,489
Best Buy Co., Inc.	24,306	1,664,232
BorgWarner, Inc.	18,977	969,535
CarMax, Inc. (a)	17,403	1,116,054
Carnival Corp.	38,901	2,581,859
CBS Corp. Class B	34,605	2,041,695
Charter Communications, Inc. Class A (a)	18,500	6,215,260
Chipotle Mexican Grill, Inc. (a) (b)	2,386	689,626
Comcast Corp. Class A	439,066	17,584,593
D.R. Horton, Inc.	32,597	1,664,729
Darden Restaurants, Inc.	11,671	1,120,649
Discovery Communications, Inc. Class A (a) (b)	14,403	322,339
Discovery Communications, Inc. Class C (a) (b)	21,003	444,634
DISH Network Corp. Class A (a)	21,700	1,036,175
Dollar General Corp.	24,813	2,307,857
Dollar Tree, Inc. (a)	22,626	2,427,996
Expedia, Inc.	11,734	1,405,381
Foot Locker, Inc.	12,900	604,752
Ford Motor Co.	372,338	4,650,502
Gap, Inc.	20,834	709,606
Garmin, Ltd.	10,940	651,696
General Motors Co.	122,023	5,001,723
Genuine Parts Co.	13,989	1,329,095
Goodyear Tire & Rubber Co.	23,544	760,707
H&R Block, Inc.	19,664	515,590
Hanesbrands, Inc. (b)	34,800	727,668
Harley-Davidson, Inc. (b)	16,816	855,598
Hasbro, Inc.	10,797	981,339
Hilton Worldwide Holdings, Inc.	19,300	1,541,298
Home Depot, Inc.	110,002	20,848,679
Interpublic Group of Cos., Inc.	37,666	759,347
Kohl’s Corp. (b)	16,745	908,081
L Brands, Inc. (b)	22,821	1,374,281
Leggett & Platt, Inc.	12,654	603,975
Lennar Corp. Class A	18,706	1,182,967
LKQ Corp. (a)	29,500	1,199,765
Lowe’s Cos., Inc.	79,450	7,384,083
Macy’s, Inc. (b)	29,062	732,072
Marriott International, Inc. Class A	29,255	3,970,781
Mattel, Inc. (b)	32,533	500,358
McDonald’s Corp.	74,910	12,893,509
MGM Resorts International	48,600	1,622,754
Michael Kors Holdings, Ltd. (a)	14,514	913,656
Mohawk Industries, Inc. (a)	6,031	1,663,953
Netflix, Inc. (a)	40,404	7,755,952
Newell Brands, Inc.	46,741	1,444,297
News Corp. Class A	36,288	588,229
News Corp. Class B	11,400	189,240
NIKE, Inc. Class B	122,806	7,681,515
Nordstrom, Inc.	11,077	524,828
Norwegian Cruise Line Holdings, Ltd. (a)	15,900	846,675
Omnicom Group, Inc.	21,991	1,601,605
O’Reilly Automotive, Inc. (a)	8,080	1,943,563
Priceline Group, Inc. (a)	4,558	7,920,619
PulteGroup, Inc.	25,762	856,587
PVH Corp.	7,349	1,008,356
Ralph Lauren Corp.	5,379	557,749
Ross Stores, Inc.	36,756	2,949,669
Royal Caribbean Cruises, Ltd.	16,300	1,944,264
Scripps Networks Interactive, Inc. Class A	9,072	774,567
Signet Jewelers, Ltd. (b)	6,600	373,230
Starbucks Corp.	135,730	7,794,974
Tapestry, Inc.	27,128	1,199,871
Target Corp.	51,872	3,384,648
Tiffany & Co.	9,699	1,008,211
Time Warner, Inc.	74,311	6,797,227
TJX Cos., Inc.	60,737	4,643,951
Tractor Supply Co.	12,426	928,844
TripAdvisor, Inc. (a) (b)	10,842	373,615
Twenty-First Century Fox, Inc. Class A	100,600	3,473,718
Twenty-First Century Fox, Inc. Class B	41,900	1,429,628
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,400	1,207,764
Under Armour, Inc. Class A (a) (b)	17,424	251,428
Under Armour, Inc. Class C (a) (b)	17,575	234,099
VF Corp.	31,344	2,319,456
Viacom, Inc. Class B	32,981	1,016,145
Walt Disney Co.	142,052	15,272,011
Whirlpool Corp.	6,902	1,163,953
Wyndham Worldwide Corp.	9,653	1,118,493
Wynn Resorts, Ltd.	7,641	1,288,196
Yum! Brands, Inc.	32,202	2,628,005

		264,198,873

CONSUMER STAPLES — 8.1%
Altria Group, Inc.	179,229	12,798,743
Archer-Daniels-Midland Co.	53,332	2,137,547
Brown-Forman Corp. Class B	18,642	1,280,146
Campbell Soup Co. (b)	18,382	884,358
Church & Dwight Co., Inc.	23,300	1,168,961
Clorox Co.	12,264	1,824,147
Coca-Cola Co.	360,800	16,553,504
Colgate-Palmolive Co.	83,823	6,324,445
Conagra Brands, Inc.	39,024	1,470,034
Constellation Brands, Inc. Class A	16,450	3,759,977
Costco Wholesale Corp.	41,655	7,752,829
Coty, Inc. Class A (b)	44,678	888,645
CVS Health Corp.	96,705	7,011,112
Dr. Pepper Snapple Group, Inc.	17,197	1,669,141
Estee Lauder Cos., Inc. Class A	21,341	2,715,429
General Mills, Inc.	54,242	3,216,008

See accompanying notes to financial statements.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX II PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Hershey Co.	13,467	$1,528,639
Hormel Foods Corp. (b)	25,602	931,657
J.M. Smucker Co.	10,805	1,342,413
Kellogg Co. (b)	23,728	1,613,029
Kimberly-Clark Corp.	33,527	4,045,368
Kraft Heinz Co.	57,018	4,433,720
Kroger Co.	84,842	2,328,913
McCormick & Co., Inc.	11,392	1,160,959
Molson Coors Brewing Co. Class B	17,653	1,448,782
Mondelez International, Inc. Class A	142,615	6,103,922
Monster Beverage Corp. (a)	39,335	2,489,512
PepsiCo, Inc.	133,816	16,047,215
Philip Morris International, Inc.	146,112	15,436,733
Procter & Gamble Co.	243,026	22,329,229
Sysco Corp.	45,774	2,779,855
Tyson Foods, Inc. Class A	28,444	2,305,955
Wal-Mart Stores, Inc.	137,503	13,578,421
Walgreens Boots Alliance, Inc.	82,805	6,013,299

		177,372,647

ENERGY — 6.0%
Anadarko Petroleum Corp.	52,182	2,799,042
Andeavor	13,716	1,568,287
Apache Corp.	36,355	1,534,908
Baker Hughes a GE Co.	38,979	1,233,296
Cabot Oil & Gas Corp.	44,178	1,263,491
Chesapeake Energy Corp. (a) (b)	70,788	280,320
Chevron Corp.	179,012	22,410,512
Cimarex Energy Co.	9,058	1,105,167
Concho Resources, Inc. (a) (b)	14,200	2,133,124
ConocoPhillips	114,127	6,264,431
Devon Energy Corp.	50,101	2,074,181
EOG Resources, Inc.	55,171	5,953,503
EQT Corp.	23,357	1,329,480
Exxon Mobil Corp.	403,475	33,746,649
Halliburton Co.	83,267	4,069,258
Helmerich & Payne, Inc. (b)	10,226	661,009
Hess Corp. (b)	25,357	1,203,697
Kinder Morgan, Inc.	183,250	3,311,328
Marathon Oil Corp.	81,088	1,372,820
Marathon Petroleum Corp.	46,574	3,072,953
National Oilwell Varco, Inc.	36,216	1,304,500
Newfield Exploration Co. (a)	18,715	590,084
Noble Energy, Inc.	46,425	1,352,825
Occidental Petroleum Corp.	73,009	5,377,843
ONEOK, Inc.	36,596	1,956,056
Phillips 66	40,973	4,144,419
Pioneer Natural Resources Co.	16,276	2,813,307
Range Resources Corp. (b)	21,559	367,797
Schlumberger, Ltd.	132,150	8,905,588
TechnipFMC PLC	41,791	1,308,476
Valero Energy Corp.	41,723	3,834,761
Williams Cos., Inc.	78,858	2,404,380

		131,747,492

FINANCIALS — 14.6%
Affiliated Managers Group, Inc.	5,224	1,072,226
Aflac, Inc.	37,553	3,296,402
Allstate Corp.	34,239	3,585,166
American Express Co.	68,712	6,823,789
American International Group, Inc.	85,801	5,112,024
Ameriprise Financial, Inc.	14,144	2,396,984
Aon PLC	23,865	3,197,910
Arthur J Gallagher & Co.	16,900	1,069,432
Assurant, Inc.	5,385	543,023
Bank of America Corp.	924,505	27,291,388
Bank of New York Mellon Corp.	97,694	5,261,799
BB&T Corp.	75,331	3,745,457
Berkshire Hathaway, Inc. Class B (a)	183,184	36,310,733
BlackRock, Inc.	11,516	5,915,884
Brighthouse Financial, Inc. (a)	8,679	508,937
Capital One Financial Corp.	46,295	4,610,056
Cboe Global Markets, Inc.	10,800	1,345,572
Charles Schwab Corp.	113,804	5,846,112
Chubb, Ltd.	44,253	6,466,691
Cincinnati Financial Corp.	14,209	1,065,249
Citigroup, Inc.	248,927	18,522,658
Citizens Financial Group, Inc.	46,900	1,968,862
CME Group, Inc.	32,463	4,741,221
Comerica, Inc.	16,627	1,443,390
Discover Financial Services	34,628	2,663,586
E*TRADE Financial Corp. (a)	25,842	1,280,988
Everest Re Group, Ltd.	3,900	862,914
Fifth Third Bancorp	67,362	2,043,763
Franklin Resources, Inc.	31,189	1,351,419
Goldman Sachs Group, Inc.	33,446	8,520,703
Hartford Financial Services Group, Inc.	34,067	1,917,291
Huntington Bancshares, Inc.	103,191	1,502,461
Intercontinental Exchange, Inc.	55,785	3,936,190
Invesco, Ltd.	38,811	1,418,154
JPMorgan Chase & Co.	330,343	35,326,880
KeyCorp	102,596	2,069,361
Leucadia National Corp.	30,827	816,607
Lincoln National Corp.	20,882	1,605,199
Loews Corp.	26,319	1,316,740
M&T Bank Corp.	14,363	2,455,929
Marsh & McLennan Cos., Inc.	48,719	3,965,239
MetLife, Inc.	100,370	5,074,707
Moody’s Corp.	15,832	2,336,962
Morgan Stanley	132,875	6,971,951
Nasdaq, Inc.	10,875	835,526
Navient Corp.	28,813	383,789
Northern Trust Corp.	20,496	2,047,345
People’s United Financial, Inc.	33,066	618,334
PNC Financial Services Group, Inc.	45,375	6,547,159
Principal Financial Group, Inc.	25,665	1,810,922
Progressive Corp.	55,549	3,128,520
Prudential Financial, Inc.	40,502	4,656,920
Raymond James Financial, Inc.	11,700	1,044,810
Regions Financial Corp.	110,646	1,911,963
S&P Global, Inc.	24,368	4,127,939

See accompanying notes to financial statements.

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX II PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
State Street Corp. (c)	35,378	$3,453,247
SunTrust Banks, Inc.	45,436	2,934,711
Synchrony Financial	70,176	2,709,495
T Rowe Price Group, Inc.	23,155	2,429,654
Torchmark Corp.	10,512	953,544
Travelers Cos., Inc.	26,106	3,541,018
Unum Group	21,405	1,174,920
US Bancorp	147,322	7,893,513
Wells Fargo & Co.	422,503	25,633,257
Willis Towers Watson PLC	12,576	1,895,077
XL Group, Ltd.	24,448	859,592
Zions Bancorp	19,395	985,848

		321,155,112

HEALTH CARE — 13.5%
Abbott Laboratories	162,949	9,299,499
AbbVie, Inc.	149,843	14,491,317
Aetna, Inc.	31,144	5,618,066
Agilent Technologies, Inc.	30,693	2,055,510
Alexion Pharmaceuticals, Inc. (a)	21,273	2,544,038
Align Technology, Inc. (a)	6,900	1,533,111
Allergan PLC	31,706	5,186,467
AmerisourceBergen Corp.	15,434	1,417,150
Amgen, Inc.	68,154	11,851,981
Anthem, Inc.	24,519	5,517,020
Baxter International, Inc.	47,879	3,094,899
Becton Dickinson and Co.	25,257	5,406,492
Biogen, Inc. (a)	20,184	6,430,017
Boston Scientific Corp. (a)	131,057	3,248,903
Bristol-Myers Squibb Co.	153,304	9,394,469
Cardinal Health, Inc.	30,033	1,840,122
Celgene Corp. (a)	73,571	7,677,870
Centene Corp. (a)	16,500	1,664,520
Cerner Corp. (a)	30,137	2,030,932
Cigna Corp.	23,485	4,769,569
Cooper Cos., Inc.	4,600	1,002,248
Danaher Corp.	58,394	5,420,131
DaVita, Inc. (a)	15,028	1,085,773
DENTSPLY SIRONA, Inc.	21,934	1,443,915
Edwards Lifesciences Corp. (a)	20,210	2,277,869
Eli Lilly & Co.	92,418	7,805,624
Envision Healthcare Corp. (a)	11,174	386,173
Express Scripts Holding Co. (a)	54,067	4,035,561
Gilead Sciences, Inc.	122,252	8,758,133
HCA Healthcare, Inc. (a)	27,000	2,371,680
Henry Schein, Inc. (a)	15,000	1,048,200
Hologic, Inc. (a)	26,400	1,128,600
Humana, Inc.	13,590	3,371,271
IDEXX Laboratories, Inc. (a)	8,300	1,297,954
Illumina, Inc. (a)	13,900	3,037,011
Incyte Corp. (a)	16,700	1,581,657
Intuitive Surgical, Inc. (a)	10,644	3,884,421
IQVIA Holdings, Inc. (a)	13,900	1,360,810
Johnson & Johnson	255,808	35,741,494
Laboratory Corp. of America Holdings (a)	9,675	1,543,259
McKesson Corp.	19,924	3,107,148
Medtronic PLC	126,893	10,246,610
Merck & Co., Inc.	257,172	14,471,068
Mettler-Toledo International, Inc. (a)	2,400	1,486,848
Mylan NV (a)	51,202	2,166,357
Patterson Cos., Inc. (b)	7,935	286,692
PerkinElmer, Inc.	10,386	759,424
Perrigo Co. PLC	12,486	1,088,280
Pfizer, Inc.	561,633	20,342,347
Quest Diagnostics, Inc.	13,042	1,284,507
Regeneron Pharmaceuticals, Inc. (a)	7,342	2,760,298
ResMed, Inc.	13,500	1,143,315
Stryker Corp.	30,694	4,752,659
Thermo Fisher Scientific, Inc.	37,412	7,103,791
UnitedHealth Group, Inc.	92,474	20,386,818
Universal Health Services, Inc. Class B	8,500	963,475
Varian Medical Systems, Inc. (a)	8,829	981,343
Vertex Pharmaceuticals, Inc. (a)	24,152	3,619,419
Waters Corp. (a)	7,550	1,458,585
Zimmer Biomet Holdings, Inc.	19,325	2,331,948
Zoetis, Inc.	46,520	3,351,301

		297,745,969

INDUSTRIALS — 10.1%
3M Co.	56,029	13,187,546
Acuity Brands, Inc.	4,200	739,200
Alaska Air Group, Inc.	11,700	860,067
Allegion PLC	9,096	723,678
American Airlines Group, Inc.	40,600	2,112,418
AMETEK, Inc.	22,099	1,601,515
AO Smith Corp.	13,000	796,640
Arconic, Inc.	40,386	1,100,519
Boeing Co.	52,664	15,531,140
C.H. Robinson Worldwide, Inc. (b)	13,279	1,183,026
Caterpillar, Inc.	56,724	8,938,568
Cintas Corp.	8,266	1,288,091
CSX Corp.	85,255	4,689,878
Cummins, Inc.	14,914	2,634,409
Deere & Co.	30,483	4,770,894
Delta Air Lines, Inc.	62,634	3,507,504
Dover Corp.	14,850	1,499,701
Eaton Corp. PLC	42,025	3,320,395
Emerson Electric Co.	61,279	4,270,534
Equifax, Inc.	11,488	1,354,665
Expeditors International of Washington, Inc.	17,176	1,111,115
Fastenal Co.	27,458	1,501,678
FedEx Corp.	23,550	5,876,667
Flowserve Corp.	12,345	520,095
Fluor Corp.	13,204	681,987
Fortive Corp.	29,197	2,112,403
Fortune Brands Home & Security, Inc.	14,700	1,006,068
General Dynamics Corp.	26,472	5,385,728
General Electric Co.	815,288	14,226,776
Harris Corp.	11,402	1,615,093
Honeywell International, Inc.	71,478	10,961,866
IHS Markit, Ltd. (a)	34,700	1,566,705

See accompanying notes to financial statements.

16

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Illinois Tool Works, Inc.	29,400	$4,905,390
Ingersoll-Rand PLC	23,884	2,130,214
Jacobs Engineering Group, Inc.	11,443	754,780
JB Hunt Transport Services, Inc.	8,300	954,334
Johnson Controls International PLC	88,308	3,365,418
Kansas City Southern	9,896	1,041,257
L3 Technologies, Inc.	7,438	1,471,608
Lockheed Martin Corp.	23,771	7,631,680
Masco Corp.	29,384	1,291,133
Nielsen Holdings PLC	31,925	1,162,070
Norfolk Southern Corp.	27,287	3,953,886
Northrop Grumman Corp.	16,625	5,102,379
PACCAR, Inc.	33,539	2,383,952
Parker-Hannifin Corp.	12,689	2,532,471
Pentair PLC	15,804	1,116,078
Quanta Services, Inc. (a)	14,407	563,458
Raytheon Co.	27,546	5,174,516
Republic Services, Inc.	21,689	1,466,393
Robert Half International, Inc.	12,266	681,254
Rockwell Automation, Inc.	12,226	2,400,575
Rockwell Collins, Inc.	15,531	2,106,314
Roper Technologies, Inc.	9,765	2,529,135
Snap-on, Inc. (b)	5,540	965,622
Southwest Airlines Co.	52,059	3,407,262
Stanley Black & Decker, Inc.	14,657	2,487,146
Stericycle, Inc. (a)	8,096	550,447
Textron, Inc.	25,133	1,422,276
TransDigm Group, Inc. (b)	4,600	1,263,252
Union Pacific Corp.	73,698	9,882,902
United Continental Holdings, Inc. (a)	24,000	1,617,600
United Parcel Service, Inc. Class B	64,191	7,648,358
United Rentals, Inc. (a)	8,100	1,392,471
United Technologies Corp.	69,451	8,859,864
Verisk Analytics, Inc. (a)	14,800	1,420,800
W.W. Grainger, Inc. (b)	4,957	1,171,091
Waste Management, Inc.	38,135	3,291,050
Xylem, Inc.	17,158	1,170,176

		221,945,181

INFORMATION TECHNOLOGY — 23.4%
Accenture PLC Class A	57,818	8,851,358
Activision Blizzard, Inc.	72,200	4,571,704
Adobe Systems, Inc. (a)	46,044	8,068,751
Advanced Micro Devices, Inc. (a) (b)	78,300	804,924
Akamai Technologies, Inc. (a)	16,490	1,072,510
Alliance Data Systems Corp.	4,596	1,164,994
Alphabet, Inc. Class A (a)	28,167	29,671,118
Alphabet, Inc. Class C (a)	28,787	30,122,717
Amphenol Corp. Class A	29,120	2,556,736
Analog Devices, Inc.	35,152	3,129,583
ANSYS, Inc. (a)	8,100	1,195,479
Apple, Inc.	487,924	82,571,378
Applied Materials, Inc.	101,754	5,201,664
Autodesk, Inc. (a)	20,906	2,191,576
Automatic Data Processing, Inc.	42,352	4,963,231
Broadcom, Ltd.	38,091	9,785,578
CA, Inc.	29,740	989,747
Cadence Design Systems, Inc. (a)	26,000	1,087,320
Cars.com, Inc. (a)	1	29
Cisco Systems, Inc.	465,390	17,824,437
Citrix Systems, Inc. (a)	13,689	1,204,632
Cognizant Technology Solutions Corp. Class A	56,241	3,994,236
Corning, Inc.	82,926	2,652,803
CSRA, Inc.	13,812	413,255
DXC Technology Co.	27,238	2,584,886
eBay, Inc. (a)	92,745	3,500,196
Electronic Arts, Inc. (a)	29,379	3,086,558
F5 Networks, Inc. (a)	6,241	818,944
Facebook, Inc. Class A (a)	226,993	40,055,185
Fidelity National Information Services, Inc.	31,891	3,000,624
Fiserv, Inc. (a)	19,862	2,604,504
FLIR Systems, Inc.	12,961	604,242
Gartner, Inc. (a)	8,200	1,009,830
Global Payments, Inc.	15,176	1,521,242
Hewlett Packard Enterprise Co.	152,153	2,184,917
HP, Inc.	159,353	3,348,007
Intel Corp.	446,536	20,612,102
International Business Machines Corp.	80,795	12,395,569
Intuit, Inc.	23,137	3,650,556
Juniper Networks, Inc.	36,149	1,030,246
KLA-Tencor Corp.	14,932	1,568,905
Lam Research Corp. (b)	15,477	2,848,851
Mastercard, Inc. Class A	87,251	13,206,311
Microchip Technology, Inc. (b)	22,283	1,958,230
Micron Technology, Inc. (a)	110,034	4,524,598
Microsoft Corp.	733,558	62,748,551
Motorola Solutions, Inc.	15,472	1,397,740
NetApp, Inc.	25,714	1,422,498
NVIDIA Corp.	56,844	10,999,314
Oracle Corp.	286,335	13,537,919
Paychex, Inc.	30,507	2,076,917
PayPal Holdings, Inc. (a)	105,545	7,770,223
Qorvo, Inc. (a)	12,100	805,860
QUALCOMM, Inc.	137,926	8,830,023
Red Hat, Inc. (a)	16,870	2,026,087
salesforce.com, Inc. (a)	65,495	6,695,554
Seagate Technology PLC (b)	27,624	1,155,788
Skyworks Solutions, Inc.	17,500	1,661,625
Symantec Corp.	59,160	1,660,030
Synopsys, Inc. (a)	14,300	1,218,932
TE Connectivity, Ltd.	33,551	3,188,687
Texas Instruments, Inc.	92,293	9,639,081
Total System Services, Inc.	15,676	1,239,815
VeriSign, Inc. (a)	8,101	927,078
Visa, Inc. Class A	173,060	19,732,301
Western Digital Corp.	28,253	2,246,961
Western Union Co.	43,845	833,493
Xerox Corp.	20,227	589,617

See accompanying notes to financial statements.

17

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Xilinx, Inc.	23,960	$1,615,383

		514,223,740

MATERIALS — 3.0%
Air Products & Chemicals, Inc.	20,802	3,413,192
Albemarle Corp. (b)	10,500	1,342,845
Alcoa Corp. (a)	1	54
Avery Dennison Corp.	8,470	972,864
Ball Corp.	33,432	1,265,401
CF Industries Holdings, Inc.	22,120	940,985
DowDuPont, Inc.	220,046	15,671,676
Eastman Chemical Co.	13,436	1,244,711
Ecolab, Inc.	24,801	3,327,798
FMC Corp.	12,778	1,209,566
Freeport-McMoRan, Inc. (a)	128,440	2,435,222
International Flavors & Fragrances, Inc.	7,551	1,152,358
International Paper Co.	39,403	2,283,010
LyondellBasell Industries NV Class A	30,848	3,403,151
Martin Marietta Materials, Inc.	5,745	1,269,875
Monsanto Co.	41,961	4,900,206
Mosaic Co.	33,284	854,067
Newmont Mining Corp.	50,933	1,911,006
Nucor Corp.	30,348	1,929,526
Packaging Corp. of America	9,000	1,084,950
PPG Industries, Inc.	24,254	2,833,352
Praxair, Inc.	27,311	4,224,466
Sealed Air Corp.	18,323	903,324
Sherwin-Williams Co.	7,809	3,202,002
Vulcan Materials Co.	12,671	1,626,576
WestRock Co.	24,336	1,538,279

		64,940,462

REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	9,100	1,188,369
American Tower Corp. REIT	40,918	5,837,771
Apartment Investment & Management Co. Class A, REIT	14,887	650,711
AvalonBay Communities, Inc. REIT	13,169	2,349,481
Boston Properties, Inc. REIT	14,746	1,917,422
CBRE Group, Inc. Class A (a)	28,867	1,250,230
Crown Castle International Corp. REIT	38,758	4,302,525
Digital Realty Trust, Inc. REIT	19,600	2,232,440
Duke Realty Corp. REIT	34,000	925,140
Equinix, Inc. REIT	7,443	3,373,316
Equity Residential REIT	35,019	2,233,162
Essex Property Trust, Inc. REIT	6,345	1,531,493
Extra Space Storage, Inc. REIT	12,000	1,049,400
Federal Realty Investment Trust REIT	6,800	903,108
GGP, Inc. REIT	59,558	1,393,062
HCP, Inc. REIT	44,723	1,166,376
Host Hotels & Resorts, Inc. REIT	70,662	1,402,641
Iron Mountain, Inc. REIT	25,481	961,398
Kimco Realty Corp. REIT	40,353	732,407
Macerich Co. REIT	10,455	686,684
Mid-America Apartment Communities, Inc. REIT	10,800	1,086,048
Prologis, Inc. REIT	50,752	3,274,011
Public Storage REIT	14,235	2,975,115
Realty Income Corp. REIT	26,900	1,533,838
Regency Centers Corp. REIT	14,100	975,438
SBA Communications Corp. REIT (a)	11,200	1,829,632
Simon Property Group, Inc. REIT	29,680	5,097,243
SL Green Realty Corp. REIT	9,400	948,742
UDR, Inc. REIT	25,400	978,408
Ventas, Inc. REIT	33,997	2,040,160
Vornado Realty Trust REIT	16,468	1,287,468
Welltower, Inc. REIT	35,319	2,252,293
Weyerhaeuser Co. REIT	71,987	2,538,262

		62,903,794

TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	585,687	22,771,511
CenturyLink, Inc.	92,878	1,549,205
Verizon Communications, Inc.	384,315	20,341,793

		44,662,509

UTILITIES — 2.9%
AES Corp.	62,636	678,348
Alliant Energy Corp.	21,600	920,376
Ameren Corp.	23,104	1,362,905
American Electric Power Co., Inc.	46,909	3,451,095
American Water Works Co., Inc.	17,000	1,555,330
CenterPoint Energy, Inc.	41,176	1,167,751
CMS Energy Corp.	26,955	1,274,972
Consolidated Edison, Inc.	29,552	2,510,442
Dominion Energy, Inc.	61,394	4,976,598
DTE Energy Co.	17,145	1,876,692
Duke Energy Corp.	66,792	5,617,875
Edison International	31,114	1,967,649
Entergy Corp.	17,198	1,399,745
Eversource Energy	30,217	1,909,110
Exelon Corp.	91,584	3,609,325
FirstEnergy Corp.	42,493	1,301,136
NextEra Energy, Inc.	44,864	7,007,308
NiSource, Inc.	30,704	788,172
NRG Energy, Inc.	28,702	817,433
PG&E Corp.	48,914	2,192,815
Pinnacle West Capital Corp.	10,604	903,249
PPL Corp.	65,219	2,018,528
Public Service Enterprise Group, Inc.	48,288	2,486,832
SCANA Corp.	13,599	540,968
Sempra Energy	23,962	2,562,017
Southern Co.	95,759	4,605,050
WEC Energy Group, Inc.	30,082	1,998,347

See accompanying notes to financial statements.

18

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Xcel Energy, Inc	48,451	$2,330,977

		63,831,045

TOTAL COMMON STOCKS (Cost $1,635,709,749)		2,164,726,824

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	69,243,442	69,243,442
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,778,697	1,778,697

TOTAL SHORT-TERM INVESTMENTS (Cost $71,022,139)		71,022,139

TOTAL INVESTMENTS — 101.7% (Cost $1,706,731,888)		2,235,748,963

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(36,568,052)

NET ASSETS — 100.0%		$2,199,180,911

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	03/16/2018	510	$67,666,658	$68,238,000	$571,342

During the period ended December 31, 2017, average notional value related to futures contracts was $53,195,384 or 2% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Common Stocks
Consumer Discretionary	$264,198,873	$—	$—	$264,198,873
Consumer Staples	177,372,647	—	—	177,372,647
Energy	131,747,492	—	—	131,747,492
Financials	321,155,112	—	—	321,155,112
Health Care	297,745,969	—	—	297,745,969
Industrials	221,945,181	—	—	221,945,181
Information Technology	514,223,740	—	—	514,223,740
Materials	64,940,462	—	—	64,940,462
Real Estate	62,903,794	—	—	62,903,794
Telecommunication Services	44,662,509	—	—	44,662,509

See accompanying notes to financial statements.

19

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Utilities	$63,831,045	$—	$—	$63,831,045
Short-Term Investments	71,022,139	—	—	71,022,139

TOTAL INVESTMENTS	$2,235,748,963	$—	$—	$2,235,748,963

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	571,342	—	—	571,342

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,236,320,305	$—	$—	$2,236,320,305

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	23,278	$1,809,166	$1,896,183	$831,072	$282,090	$296,880	35,378	$3,453,247	$52,711	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	665,687,818	596,444,376	—	—	69,243,442	69,243,442	329,422	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,381,182	30,381,182	487,234,351	517,615,533	—	—	—	—	101,342	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	12,620,369	10,841,672	—	—	1,778,697	1,778,697	11,266	—

Total		$32,190,348	$1,167,438,721	$1,125,732,653	$282,090	$296,880		$74,475,386	$494,741	$—

See accompanying notes to financial statements.

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$2,161,273,577
Investments in affiliated issuers, at value	74,475,386

Total Investments	2,235,748,963
Cash at broker	2,295,000
Cash	47
Receivable for investments sold	2,307,837
Receivable for fund shares sold	949,604
Dividends receivable — unaffiliated issuers	2,049,020
Dividends receivable — affiliated issuers	67,180
Securities lending income receivable — unaffiliated issuers	2,975
Securities lending income receivable — affiliated issuers	1,313
Prepaid expenses and other assets	409

TOTAL ASSETS	2,243,422,348

LIABILITIES
Payable upon return of securities loaned	1,778,697
Payable for investments purchased	761,817
Payable for fund shares repurchased	41,334,000
Payable to broker — variation margin on open futures contracts	247,310
Custodian fees payable	23,621
Registration and filing fees payable	35,316
Professional fees payable	53,371
Printing and postage fees payable	6,934
Accrued expenses and other liabilities.	371

TOTAL LIABILITIES	44,241,437

NET ASSETS	$2,199,180,911

NET ASSETS CONSIST OF:
Paid-in Capital	$1,634,233,065
Accumulated net realized gain (loss) on investments and futures contracts	35,359,522
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	528,052,052
Investments — affiliated issuers	965,023
Futures contracts	571,249

NET ASSETS	$2,199,180,911

NET ASSET VALUE PER SHARE
Net asset value per share	$13.07

Shares outstanding (unlimited amount authorized, no par value)	168,205,224

Net Assets	$2,199,180,911

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,633,221,525
Investments in affiliated issuers	73,510,363

Total cost of investments	$1,706,731,888

* Includes investments in securities on loan, at value	$25,249,382

See accompanying notes to financial statements.

21

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STATE STREET EQUITY 500 INDEX II PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$13,937
Dividend income — unaffiliated issuers	38,095,812
Dividend income — affiliated issuers	483,475
Unaffiliated securities lending income	25,184
Affiliated securities lending income	11,266

TOTAL INVESTMENT INCOME (LOSS)	38,629,674

EXPENSES
Administration and custody fees	227,379
Trustees’ fees and expenses	48,610
Registration and filing fees	41,356
Professional fees	156,270
Printing and postage fees	19,625
Insurance expense	2,608
Interest expense	84
Miscellaneous expenses	41,629

TOTAL EXPENSES	537,561

NET INVESTMENT INCOME (LOSS)	38,092,113

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	86,776,931
Investments — affiliated issuers	282,090
Futures contracts	8,242,351

Net realized gain (loss)	95,301,372

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	235,447,446
Investments — affiliated issuers	296,880
Futures contracts	860,270

Net change in unrealized appreciation/depreciation	236,604,596

NET REALIZED AND UNREALIZED GAIN (LOSS)	331,905,968

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$369,998,081

See accompanying notes to financial statements.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,092,113	$19,097,077
Net realized gain (loss)	95,301,372	8,694,706
Net change in unrealized appreciation/depreciation	236,604,596	77,846,081

Net increase (decrease) in net assets resulting from operations	369,998,081	105,637,864

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,352,420)	(19,477,482)
Net realized gains	(59,864,463)	(8,517,345)

Total distributions to shareholders	(98,216,883)	(27,994,827)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	1,289,250,676	690,372,400
Reinvestment of distributions	98,216,883	27,994,827
Cost of shares redeemed	(687,512,121)	(109,900,950)

Net increase (decrease) in net assets from beneficial interest transactions	699,955,438	608,466,277

Net increase (decrease) in net assets during the period	971,736,636	686,109,314

Net assets at beginning of period	1,227,444,275	541,334,961

NET ASSETS AT END OF PERIOD	$2,199,180,911	$1,227,444,275

Undistributed (distribution in excess of) net investment income (loss)	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	106,644,618	63,557,261
Reinvestment of distributions	7,508,936	2,455,687
Shares redeemed	(54,428,277)	(9,970,413)

Net increase (decrease)	59,725,277	56,042,535

See accompanying notes to financial statements.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 8/11/14* - 12/31/14
Net asset value, beginning of period	$11.31	$10.32	$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.23	0.22	0.08
Net realized and unrealized gain (loss)	2.21	1.02	(0.09)	0.63

Total from investment operations	2.46	1.25	0.13	0.71

Distributions to shareholders from:
Net investment income	(0.27)	(0.18)	(0.20)	(0.08)
Net realized gains	(0.43)	(0.08)	(0.16)	(0.08)

Total distributions	(0.70)	(0.26)	(0.36)	(0.16)

Net asset value, end of period	$13.07	$11.31	$10.32	$10.55

Total return (b)	21.66%	12.18%	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,199,181	$1,227,444	$541,335	$426,710
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.04%	0.04	%(c)
Net expenses	0.03%	0.03%	0.03%	0.03	%(c)
Net investment income (loss)	1.98%	2.15%	2.05%	2.06	%(c)
Portfolio turnover rate	30%	5%	5%	4	%(d)(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares	April 11, 2001	Diversified
	Service Shares	March 10, 2003
	Class A Shares	September 17, 2014
	Class I Shares	September 17, 2014
	Class K Shares	September 17, 2014
	Class R Shares	June 7, 2005
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified

The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the master portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2017
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	35.47%

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value ("NAV") per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$571,342	$—	$571,342

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$8,242,351	$—	$8,242,351

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$860,270	$—	$860,270

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board.

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.03% of average daily net assets on an annual basis. This waiver and/ or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.

For the period ended December 31, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

28

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its administration services, the Portfolio pays SSGA FM an annual fee. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as custodian, sub-administrator and transfer agent to the Portfolio.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution and Shareholder Servicing Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I shares for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

29

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Equity 500 Index II Portfolio	$1,189,357,510	$551,502,923

7.	Income Tax Information

The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, corporate actions, nontaxable dividend adjustments to income, futures contracts and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Equity 500 Index Fund	$28,670,825	$14,254,180	$—	$42,925,005
State Street Equity 500 Index II Portfolio	42,436,631	55,780,252	—	98,216,883

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Equity 500 Index Fund	$12,398,637	$3,257,688	$—	$15,656,325
State Street Equity 500 Index II Portfolio	20,234,099	7,760,728	—	27,994,827

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Equity 500 Index Fund	$101,899	$—	$22,487,868	$159,202,031	$—	$181,791,798
State Street Equity 500 Index II Portfolio	1,104,530	—	48,611,876	515,231,440	—	564,947,846

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

30

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$620,864,315	$159,202,031	$—	$159,202,031
State Street Equity 500 Index II Portfolio	1,721,088,773	535,547,471	20,315,937	515,231,534

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$25,249,382	$1,778,697	$24,302,547	$26,081,244

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$1,778,697	$—	$—	$—	$1,778,697	$1,778,697

31

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolio, as of December 31, 2017, and the related statements of operations, changes in net assets and the financial highlights for each of the years or periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund and State Street Equity 500 Index Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2017, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statement of changes in net assets	Financial highlights
State Street Equity 500 Index Fund	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the five years in the period ended December 31, 2017
State Street Equity 500 Index II Portfolio	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the three years in the period ended December 31, 2017 and the period from August 11, 2014 (commencement of operations) through December 31, 2014

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s and the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s/Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s/Portfolio’s costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund (b)
Administrative Shares	0.18%	$1,113.20	$0.96	$1,024.30	$0.92
Service Shares	0.28	1,112.70	1.49	1,023.80	1.43
Class R Shares	0.63	1,111.00	3.35	1,022.00	3.21
Class A Shares	0.48	1,111.40	2.55	1,022.80	2.45
Class I Shares	0.23	1,113.10	1.23	1,024.00	1.17
Class K Shares	0.03	1,113.80	0.16	1,025.10	0.15
State Street Equity 500 Index II Portfolio	0.03	1,114.20	0.16	1,025.10	0.15

(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

34

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2017:

Amount
State Street Equity 500 Index Fund	$14,254,180
State Street Equity 500 Index II Portfolio	55,780,252

35

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund and Portfolio file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.

36

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

37

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-800-997-7327.

40

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund and the Portfolio and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Fund

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITEQ5001AR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES

For the Year Ended December 31, 2017

ASSETS
Investments in corresponding affiliated Portfolio, at value	$9,941,804,078
Receivable for fund shares sold	200
Receivable from Adviser	86,252
Other Receivable — Voluntary expense reimbursement from Affiliate (Note 3)	6,760
Prepaid expenses and other assets	2,063

TOTAL ASSETS	9,941,899,353

LIABILITIES
Administration fees payable	466,201
Shareholder servicing fee payable	205,349
Distribution fees payable	42,537
Transfer agent fees payable	61,239
Distribution payable	1,494,028
Registration and filing fees payable	165,453
Professional fees payable	27,102
Printing fees payable	103,116
Accrued expenses and other liabilities	208,411

TOTAL LIABILITIES	2,773,436

NET ASSETS	$9,939,125,917

NET ASSETS CONSIST OF:
Paid-in Capital	$9,939,237,133
Undistributed (distribution in excess of) net investment income (loss)	97,464
Accumulated net realized gain (loss) on investments	(63,091)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(145,589)

NET ASSETS	$9,939,125,917

Administration Class
Net Assets	$831,605,610
Shares Outstanding	831,645,044

Net asset value, offering and redemption price per share	$1.0000

Investment Class
Net Assets	$5,547,069
Shares Outstanding	5,547,765

Net asset value, offering and redemption price per share	$0.9999

Investor Class
Net Assets	$34,361,002
Shares Outstanding	34,365,340

Net asset value, offering and redemption price per share	$0.9999

Premier Class
Net Assets	$8,303,221,628
Shares Outstanding	8,303,754,271

Net asset value, offering and redemption price per share	$0.9999

Trust Class
Net Assets	$764,390,608
Shares Outstanding	764,447,975

Net asset value, offering and redemption price per share	$0.9999

COST OF INVESTMENTS:
Investments in corresponding affiliated Portfolio	$9,941,949,667

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$114,850,608
Expenses allocated from affiliated Portfolio	(6,291,774)
Other Income — Voluntary expense reimbursement from Affiliate (Note 3)	6,760

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	108,565,594

EXPENSES
Administration fees
Administration Class	485,601
Investment Class	2,786
Investor Class	6,760
Premier Class	3,873,612
Trust Class	509,505
Shareholder servicing fees
Administration Class	1,942,401
Investment Class	13,928
Investor Class	10,816
Trust Class	591,026
Distribution fees
Administration Class	485,600
Investment Class	5,571
Custodian fees	18,492
Trustees’ fees and expenses	5,160
Transfer agent fees	217,476
Registration and filing fees	204,474
Professional fees and expenses	22,163
Printing fees	110,544
Insurance expense	160,121
Miscellaneous expenses	112,481

TOTAL EXPENSES	8,778,517

Expenses waived/reimbursed by the Adviser	(86,311)

NET EXPENSES	8,692,206

NET INVESTMENT INCOME (LOSS)	99,873,388

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(63,091)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(946,240)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,009,331)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$98,864,057

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17(a)	Year Ended 12/31/16(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,873,388	$153,171,976
Net realized gain (loss)	(63,091)	312,526
Net change in unrealized appreciation/depreciation	(946,240)	800,651

Net increase (decrease) in net assets resulting from operations	98,864,057	154,285,153

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administration Class	(7,817,877)	(1,022,962)
Investment Class	(38,959)	(158,048)
Investor Class	(160,905)	—
Premier Class	(81,989,242)	(143,145,124)
Trust Class	(9,868,689)	(3,546,563)
Class M	—	(5,299,279)

Total distributions from net investment income	(99,875,672)	(153,171,976)

Net Realized Gains
Administration Class	(26,712)	—
Investment Class	(171)	—
Investor Class	(1,046)	—
Premier Class	(264,306)	—
Trust Class	(20,291)	—

Total distributions from net realized gains	(312,526)	—

Total distributions to shareholders	(100,188,198)	(153,171,976)

FROM BENEFICIAL INTEREST TRANSACTIONS
Administration Class
Shares sold	10,028,073,072	4,071,788,298
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA Money Market Fund (Note 7)	—	2,354,704,640
Reinvestment of distributions	3,652,534	485,658
Shares redeemed	(9,998,462,003)	(5,628,620,190)

Net increase (decrease) from capital share transactions	33,263,603	798,358,406

Investment Class
Shares sold	—	516,566,534
Reinvestment of distributions	41	36,115
Shares redeemed	(34,365)	(996,313,730)

Net increase (decrease) from capital share transactions	(34,324)	(479,711,081)

Investor Class
Shares sold	243,121,337	—
Reinvestment of distributions	161,933	—
Shares redeemed	(208,917,638)	—

Net increase (decrease) from capital share transactions	34,365,632	—

Premier Class
Shares sold	72,726,206,067	251,473,026,109
Reinvestment of distributions	77,010,563	120,231,866
Shares redeemed	(70,754,232,506)	(290,546,116,225)

Net increase (decrease) from capital share transactions	2,048,984,124	(38,952,858,250)

Trust Class
Shares sold	7,144,297,354	2,600,335,538
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA Prime Money Market Fund (Note 7)	—	6,066,320,728
Reinvestment of distributions	8,305,870	3,491,765
Shares redeemed	(7,599,347,737)	(7,459,166,451)

Net increase (decrease) from capital share transactions	(446,744,513)	1,210,981,580

Class M(c)
Shares sold	—	8,968,030,576
Reinvestment of distributions	—	5,299,141
Shares redeemed	—	(10,428,845,893)

Net increase (decrease) from capital share transactions	—	(1,455,516,176)

Net increase (decrease) in net assets from beneficial interest transactions	1,669,834,522	(38,878,745,521)

Net increase (decrease) in net assets during the period	1,668,510,381	(38,877,632,344)

Net assets at beginning of period	8,270,615,536	47,148,247,880

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

3

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended 12/31/17(a)	Year Ended 12/31/16(b)
NET ASSETS AT END OF PERIOD	$9,939,125,917	$8,270,615,536

Undistributed (distribution in excess of) net investment income (loss)	$97,464	$99,748

SHARES OF BENEFICIAL INTEREST(c):
Administration Class
Shares sold	10,027,174,596	4,071,956,198
Shares issued in connection with the tax-free transfer of assets from SSGA Money Market Fund (Note 7)	—	2,354,704,640
Reinvestment of distributions	3,652,244	485,647
Shares redeemed	(9,997,596,043)	(5,628,732,238)

Net increase (decrease) from share transactions	33,230,797	798,414,247

Investment Class
Shares sold	—	516,587,780
Reinvestment of distributions	41	36,115
Shares redeemed	(34,367)	(996,313,195)

Net increase (decrease) from share transactions	(34,326)	(479,689,300)

Investor Class
Shares sold	243,123,369	—
Reinvestment of distributions	161,937	—
Shares redeemed	(208,919,966)	—

Net increase (decrease) from share transactions	34,365,340	—

Premier Class
Shares sold	72,720,747,577	251,471,826,468
Reinvestment of distributions	77,006,282	120,231,263
Shares redeemed	(70,749,059,693)	(290,544,374,626)

Net increase (decrease) from share transactions	2,048,694,166	(38,952,316,895)

Trust Class
Shares sold	7,143,802,480	2,600,197,438
Shares issued in connection with the tax-free transfer of assets from SSGA Prime Money Market Fund (Note 7)	—	6,066,320,728
Reinvestment of distributions	8,305,230	3,491,629
Shares redeemed	(7,598,812,930)	(7,458,856,600)

Net increase (decrease) from share transactions	(446,705,220)	1,211,153,195

Class M(c)
Shares sold	—	8,968,049,339
Reinvestment of distributions	—	5,299,142
Shares redeemed	—	(10,428,845,893)

Net increase (decrease) from share transactions	—	(1,455,497,412)

(a)	For Investor Class shares, data is for the period July 13, 2017 (inception date) through December 31, 2017.
(b)	For Administration Class and Trust Class shares, data is for the period August 29, 2016 (inception date) through December 31, 2016.
(c)	Class M shares liquidated on September 30, 2016.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/17		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0080		0.0008
Net realized and unrealized gain (loss)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0080		0.0008

Distributions to shareholders from:
Net investment income	(0.0080)		(0.0008)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0080)		(0.0008)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.80%		0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$831,606		$798,447
Ratios to Average Net Assets:
Total expenses	0.37%		0.38	%(d)
Net expenses	0.37%		0.38	%(d)
Net investment income (loss)	0.80%		0.22	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0070		0.0010	0.0000	(b)(c)	0.0000	(b)(c)	0.0000	(b)(c)
Net realized and unrealized gain (loss)	(0.0001)		0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0069		0.0010	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0070)		(0.0010)	—		—		(0.0000	)(b)
Net realized gains	(0.0000	)(b)	—	—		—		(0.0000	)(b)

Total distributions	(0.0070)		(0.0010)	—		—		(0.0000	)(b)

Net asset value, end of period	$0.9999		$1.0000	$1.0000		$1.0000		$1.0000

Total return (d)	0.69%		0.10%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,547		$5,582	$485,292		$726,910		$1,013,152
Ratios to Average Net Assets:
Total expenses	0.47%		0.47%	0.47%		0.47%		0.47%
Net expenses	0.47%		0.46%	0.24%		0.19%		0.22%
Net investment income (loss)	0.70%		0.08%	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investor Class(a)
	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0055
Net realized and unrealized gain (loss)	(0.0001)

Total from investment operations	0.0054

Voluntary expense reimbursement from Affiliate	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0055)
Net realized gains	(0.0000	)(b)

Total distributions	(0.0055)

Net asset value, end of period	$0.9999

Total return (c)	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,361
Ratios to Average Net Assets:
Total expenses	0.20	%(d)
Net expenses	0.20	%(d)
Net investment income (loss)	1.19	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$1.0001		$1.0000	$1.0000	$1.0000	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0105		0.0045	0.0012 (b)	0.0008 (b)	0.0010	(b)
Net realized and unrealized gain (loss)	(0.0002)		0.0001	0.0000 (c)	(0.0001)	0.0000	(c)

Total from investment operations	0.0103		0.0046	0.0012	0.0007	0.0010

Distributions to shareholders from:
Net investment income	(0.0105)		(0.0045)	(0.0012)	(0.0007)	(0.0010)
Net realized gains	(0.0000	)(c)	—	—	—	(0.0000	)(c)

Total distributions	(0.0105)		(0.0045)	(0.0012)	(0.0007)	(0.0010)

Net asset value, end of period	$0.9999		$1.0001	$1.0000	$1.0000	$1.0000

Total return (d)	1.05%		0.45%	0.12%	0.07%	0.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,303,222		$6,255,384	$45,207,442	$37,932,781	$29,850,029
Ratios to Average Net Assets:
Total expenses	0.12%		0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%		0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.06%		0.43%	0.12%	0.07%	0.10%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/17		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0099		0.0015
Net realized and unrealized gain (loss)	(0.0001)		0.0000	(b)

Total from investment operations	0.0098		0.0015

Distributions to shareholders from:
Net investment income	(0.0099)		(0.0015)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0099)		(0.0015)

Net asset value, end of period	$0.9999		$1.0000

Total return (c)	0.99%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$764,391		$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%		0.19	%(d)
Net expenses	0.18%		0.19	%(d)
Net investment income (loss)	0.97%		0.39	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 Not commenced October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.

The Fund uses a floating rate NAV. The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. Effective October 12, 2016, The Board has permitted to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Security Valuation

The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or canceled at any time without notice. For the period ended December 31, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any

11

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2017, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year end.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Other income — Voluntary expense reimbursement from Affiliate on the Statement of Operations represents a non-recurring voluntary expense reimbursement of $6,760 from State Street in relation to a sub-administrator operational matter.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended December 31, 2017, the Fund paid $491,171 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended December 31, 2017, SSGA FD paid $19,479 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2017, the Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $13,928, $1,942,401, $10,816 and $591,026, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Liquid Reserves Fund	$100,188,198	$—	$—	$100,188,198

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Liquid Reserves Fund	$153,171,976	$—	$—	$153,171,976

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Liquid Reserves Fund	$97,464	$(63,091)	$—	$(145,589)	$—	$(111,216)

As of December 31, 2017, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$—	$—	$63,091	$—

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$9,941,949,667	$—	$145,589	$(145,589)

6.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Funds access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA Prime Money Market Fund Class N exchanged, a shareholder received one share of the Fund’s Trust Class. For every one share of SSGA Money Market Fund Class N exchanged, a shareholder received one share of the Fund’s Administration Class.

The Fund received net assets from SSGA Prime Money Market Fund and SSGA Money Market Fund as the result of the tax-free reorganization as follows:

	Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SSGA Prime Money Market Fund	6,066,320,728	$6,066,228,367	$39,460,950,822	$47,881,920,211
SSGA Money Market Fund	2,354,704,640	$2,354,741,022	$39,460,950,822	$47,881,920,211

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, were as follows:

Net Investment income (loss)	$173,463,883
Total net realized gain (loss)	$1,139,893
Net increase (decrease) in net assets resulting from operations	$174,603,776

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of the Acquired Fund’s that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

The statement of operations, statement of changes in net assets and the financial highlights for the prior period ended December 31, 2016 do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Institutional Liquid Reserves Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,004.70	$1.87	(a)	$1,023.30	$1.89
Investment Class	0.47	1,004.30	2.37	(a)	1,022.80	2.40
Investor Class	0.20	1,005.40	0.95	(b)	1,024.20	1.02
Premier Class	0.12	1,005.90	0.61	(a)	1,024.60	0.61
Trust Class	0.18	1,005.60	0.91	(a)	1,024.30	0.92

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on July 13, 2017.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report

December 31, 2017

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Certificates of Deposit	39.2%
Financial Company Commercial Paper	24.2
Other Notes	17.8
Other Repurchase Agreements	10.9
Asset Backed Commercial Paper	7.2
Other Commercial Paper	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	47.6%
31 to 60 Days	9.6
61 to 90 Days	14.7
Over 90 Days	28.0
TOTAL	99.9%
Average days to maturity	20
Weighted average life	69

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER — 7.2%
Alpine Securitization Ltd. (a)	1.370%	01/16/2018	01/16/2018	$100,000,000	$99,921,900
Alpine Securitization Ltd. (a)	1.440%	01/31/2018	01/31/2018	30,000,000	29,955,038
Antalis SA (a)	1.480%	01/03/2018	01/03/2018	40,000,000	39,991,722
Antalis SA (a)	1.650%	01/05/2018	01/05/2018	66,410,000	66,390,630
Collateralized Commercial Paper Co. LLC, 3 Month USD LIBOR + 0.12% (b)	1.456%	01/04/2018	01/04/2018	101,000,000	101,001,094
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.21% (b)	1.642%	01/12/2018	06/12/2018	100,000,000	100,006,632
Collateralized Commercial Paper Co. LLC (a)	1.730%	04/13/2018	04/13/2018	125,000,000	124,349,947
Kells Funding LLC, 1 Month USD LIBOR + 0.10% (b)	1.572%	01/15/2018	03/14/2018	123,000,000	123,014,279
Liberty Street Funding LLC (a)	1.370%	01/18/2018	01/18/2018	35,000,000	34,969,667

TOTAL ASSET BACKED COMMERCIAL PAPER					719,600,909

CERTIFICATES OF DEPOSIT — 39.2%
Bank of China (a)	1.800%	01/26/2018	01/26/2018	125,000,000	125,001,050
Bank of Montreal (a)	1.320%	01/02/2018	01/02/2018	50,000,000	49,998,901
Bank of Montreal (a)	1.350%	01/04/2018	01/04/2018	90,000,000	89,997,494
Bank of Montreal, 1 Month USD LIBOR + 0.13% (b)	1.537%	01/08/2018	03/08/2018	50,000,000	50,008,360
Bank of Montreal, 1 Month USD LIBOR + 0.19% (b)	1.562%	01/04/2018	05/04/2018	75,000,000	75,013,276
Bank of Montreal, 3 Month USD LIBOR + 0.17% (b)	1.632%	02/23/2018	05/23/2018	80,000,000	80,022,998
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19% (b)	1.754%	01/29/2018	08/28/2018	125,000,000	124,962,371
Bank of Nova Scotia (a)	1.760%	03/19/2018	03/19/2018	50,000,000	50,007,316
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.330%	01/02/2018	01/02/2018	50,000,000	49,999,196
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.450%	01/03/2018	01/03/2018	150,000,000	149,999,476
BNP Paribas (a)	1.320%	01/02/2018	01/02/2018	100,000,000	99,998,025
BNP Paribas (a)	1.410%	02/20/2018	02/20/2018	100,000,000	99,982,493
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	1.759%	01/31/2018	08/31/2018	100,000,000	99,948,811
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	1.590%	03/12/2018	03/12/2018	125,000,000	124,983,247
KBC Bank NV (a)	1.360%	01/04/2018	01/04/2018	95,000,000	94,999,136
KBC Bank NV (a)	1.630%	03/08/2018	03/08/2018	125,000,000	125,018,519
KBC Bank NV (a)	1.780%	03/13/2018	03/13/2018	50,000,000	49,999,651
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.552%	01/03/2018	08/03/2018	75,000,000	74,982,740
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.681%	01/22/2018	04/20/2018	75,000,000	75,015,556
Mizuho Bank Ltd. (a)	1.370%	01/02/2018	01/02/2018	150,000,000	149,997,897
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.14% (b)	1.584%	01/12/2018	01/12/2018	35,000,000	35,002,459
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.20% (b)	1.592%	01/08/2018	04/04/2018	100,000,000	100,026,650
Oversea-Chinese Banking Corp. Ltd. (a)	1.400%	01/05/2018	01/05/2018	140,000,000	140,000,000
Oversea-Chinese Banking Corp. Ltd. (a)	1.620%	03/12/2018	03/12/2018	125,000,000	124,999,687
Royal Bank of Canada, 3 Month USD LIBOR + 0.13% (b)	1.679%	03/12/2018	06/12/2018	75,000,000	75,016,137
Royal Bank of Canada, 1 Month USD LIBOR + 0.24% (b)	1.735%	01/19/2018	04/19/2018	72,000,000	72,028,521
Royal Bank of Canada, 1 Month USD LIBOR + 0.35% (b)	1.753%	01/08/2018	03/07/2018	100,000,000	100,058,198
Standard Chartered Bank (a)	1.660%	03/14/2018	03/14/2018	125,000,000	124,997,105
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.15% (b)	1.511%	01/02/2018	03/01/2018	75,000,000	75,013,218
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22% (b)	1.652%	01/11/2018	05/11/2018	100,000,000	100,020,791
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20% (b)	1.660%	01/16/2018	02/13/2018	100,000,000	100,024,709
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20% (b)	1.769%	01/31/2018	03/29/2018	75,000,000	75,016,447
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.19% (b)	1.742%	01/25/2018	05/25/2018	125,000,000	125,011,662
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13% (b)	1.502%	01/03/2018	04/03/2018	75,000,000	75,010,388
Swedbank AB (a)	1.330%	01/03/2018	01/03/2018	80,000,000	79,999,721
Toronto Dominion Bank (a)	1.400%	02/05/2018	02/05/2018	100,000,000	99,980,356
Toronto Dominion Bank (a)	1.440%	02/20/2018	02/20/2018	125,000,000	124,966,151
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23% (b)	1.591%	01/02/2018	12/03/2018	125,000,000	124,786,755

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto Dominion Bank, 1 Month USD LIBOR + 0.34% (b)	1.712%	01/03/2018	03/05/2018	$50,000,000	$50,028,019
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 12% (b)	1.523%	01/08/2018	02/07/2018	55,000,000	55,007,585
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 17% (b)	1.542%	01/04/2018	07/05/2018	100,000,000	99,983,736
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 22% (b)	1.711%	01/16/2018	11/15/2018	100,000,000	100,002,570

TOTAL CERTIFICATES OF DEPOSIT					3,896,917,378

FINANCIAL COMPANY COMMERCIAL PAPER — 24.2%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0. 15% (b)	1.522%	01/02/2018	07/02/2018	94,000,000	93,984,017
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0. 11% (b)	1.645%	01/22/2018	03/22/2018	90,000,000	90,010,533
Bank of Nova Scotia, 3 Month USD LIBOR + 0. 20% (b)	1.641%	02/21/2018	02/21/2018	49,000,000	49,011,456
Bank of Nova Scotia, 3 Month USD LIBOR + 0. 20% (b)	1.662%	02/23/2018	02/23/2018	32,000,000	32,008,472
BPCE SA (a)	1.620%	03/07/2018	03/07/2018	75,000,000	74,778,008
Caisse des Depots et Consignations (a)	1.560%	03/22/2018	03/22/2018	100,000,000	99,626,731
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0. 24% (b)	1.712%	01/15/2018	08/14/2018	50,000,000	50,000,910
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0. 19% (b)	1.725%	01/22/2018	05/22/2018	75,000,000	75,017,302
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 17% (b)	1.531%	01/02/2018	06/01/2018	75,000,000	75,014,617
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 20% (b)	1.561%	01/02/2018	11/02/2018	75,000,000	75,002,470
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 19% (b)	1.593%	01/08/2018	09/07/2018	100,000,000	100,017,692
CPPIB Capital, Inc. (a)	1.610%	01/09/2018	01/09/2018	36,000,000	35,983,885
CPPIB Capital, Inc. (a)	1.610%	01/16/2018	01/16/2018	39,000,000	38,971,179
Danske Corp. (a)	1.430%	02/07/2018	02/07/2018	75,000,000	74,869,417
DBS Bank Ltd. (a)	1.360%	01/03/2018	01/03/2018	50,000,000	49,989,396
DnB Bank ASA (a)	1.420%	01/04/2018	01/04/2018	100,000,000	99,976,717
Federation des Caisses Desjardins du Quebec (a)	1.350%	01/03/2018	01/03/2018	75,000,000	74,984,708
GE Capital Treasury Services US LLC, 1 Month USD LIBOR + 0. 09% (b)	1.659%	01/29/2018	02/22/2018	52,000,000	52,007,060
HSBC Bank PLC, 1 Month USD LIBOR + 0. 16% (b)	1.646%	01/18/2018	05/18/2018	100,000,000	100,018,166
ING U.S. Funding LLC, 1 Month USD LIBOR + 0. 24% (b)	1.612%	01/04/2018	05/04/2018	72,000,000	72,026,902
National Australia Bank Ltd., 3 Month USD LIBOR + 0. 14% (b)	1.490%	01/08/2018	04/06/2018	50,000,000	50,018,400
National Securities Clearing Corp. (a)	1.480%	01/05/2018	01/05/2018	100,000,000	99,971,611
National Securities Clearing Corp. (a)	1.480%	01/09/2018	01/09/2018	60,000,000	59,973,142
Nordea Bank AB (a)	1.420%	02/23/2018	02/23/2018	100,000,000	99,764,956
Royal Bank of Canada (a)	1.570%	03/22/2018	03/22/2018	100,000,000	99,630,419
Swedbank AB (a)	1.435%	02/23/2018	02/23/2018	62,500,000	62,363,306
Swedbank AB (a)	1.465%	03/02/2018	03/02/2018	62,500,000	62,345,453
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0. 15% (b)	1.557%	01/08/2018	03/05/2018	33,000,000	33,006,764
UBS AG, 1 Month USD LIBOR + 0. 20% (b)	1.592%	01/08/2018	04/06/2018	100,000,000	100,024,791
UBS AG, 1 Month USD LIBOR + 0. 24% (b)	1.643%	01/08/2018	08/07/2018	75,000,000	74,995,005
Westpac Banking Corp., 1 Month USD LIBOR + 0. 15% (b)	1.610%	01/16/2018	07/13/2018	75,000,000	74,982,102
Westpac Banking Corp., 1 Month USD LIBOR + 0. 18% (b)	1.640%	01/16/2018	08/13/2018	50,000,000	49,998,455
Westpac Banking Corp., 1 Month USD LIBOR + 0. 23% (b)	1.690%	01/15/2018	04/13/2018	53,000,000	53,023,595
Westpac Banking Corp., 1 Month USD LIBOR + 0. 19% (b)	1.691%	01/02/2018	08/31/2018	75,000,000	75,002,751

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,408,400,388

OTHER COMMERCIAL PAPER — 0.6%
General Electric Co. (a)	1.420%	01/02/2018	01/02/2018	60,000,000	59,990,640

OTHER NOTES — 17.8%
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.512%	01/02/2018	01/02/2018	74,000,000	74,000,000
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.512%	01/04/2018	01/04/2018	50,000,000	49,999,997
Bank of America NA, 1 Month USD LIBOR + 0. 11% (b)	1.517%	01/08/2018	01/08/2018	100,000,000	99,999,694
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.584%	01/12/2018	06/12/2018	40,000,000	39,999,991

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Canadian Imperial Bank of Commerce (a)	1.330%	01/02/2018	01/02/2018	$200,000,000	$200,000,000
Citibank NA (a)	1.360%	01/02/2018	01/02/2018	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank (a)	1.330%	01/02/2018	01/02/2018	326,777,000	326,777,000
Lloyds Bank PLC (a)	1.300%	01/02/2018	01/02/2018	250,000,000	250,000,000
National Bank of Canada (a)	1.380%	01/02/2018	01/02/2018	200,000,000	200,000,000
Nordea Bank AB (a)	1.300%	01/02/2018	01/02/2018	150,000,000	150,000,000
Royal Bank of Canada (a)	1.350%	01/02/2018	01/02/2018	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB (a)	1.300%	01/02/2018	01/02/2018	150,000,000	150,000,000

TOTAL OTHER NOTES					1,765,776,682

OTHER REPURCHASE AGREEMENTS — 10.9%
Agreement with BNP Paribas Securities Corp. Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Equity Securities, valued at $280,800,000); expected proceeds $260,045,356	1.570%	01/02/2018	01/02/2018	260,000,000	260,000,000
Agreement with Citigroup Global Markets, Inc. Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Convertible Bond, 4.875% due 06/01/2020, and various Equity Securities, valued at $243,113,437); expected proceeds $225,039,250	1.570%	01/02/2018	01/02/2018	225,000,000	225,000,000
Agreement with Scotia Capital Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-7.625% due 01/22/2018-12/01/2047, valued at $185,604,426); expected proceeds $175,030,528	1.570%	01/02/2018	01/02/2018	175,000,000	175,000,000
Agreement with UBS Securities LLC Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-6.875% due 02/01/2018-01/15/2048, valued at $161,720,252); expected proceeds $150,026,167	1.570%	01/02/2018	01/02/2018	150,000,000	150,000,000
Agreement with UBS Securities LLC Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-8.625% due 01/18/2018-01/15/2048, valued at $113,312,083); expected proceeds $100,018,556	1.670%	01/02/2018	01/02/2018	100,000,000	100,000,000
Agreement with Wells Fargo Bank Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 0.875%-5.875% due 01/16/2018-08/11/2026, valued at $77,419,073); expected proceeds $75,012,667	1.520%	01/02/2018	01/02/2018	75,000,000	75,000,000
Agreement with Wells Fargo Bank Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2017 (collateralized by various Equity Securities, valued at $108,029,161); expected proceeds $100,031,500	1.620%	01/03/2018	01/03/2018	100,000,000	100,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,085,000,000

TOTAL INVESTMENTS — 99.9% (c) (Cost $9,935,831,586)					9,935,685,997

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%					6,119,949

NET ASSETS — 100.0%					$9,941,805,946

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset Backed Commercial Paper	$—	$719,600,909	$—	$719,600,909
Certificates of Deposit	—	3,896,917,378	—	3,896,917,378
Financial Company Commercial Paper	—	2,408,400,388	—	2,408,400,388
Other Commercial Paper	—	59,990,640	—	59,990,640
Other Notes	—	1,765,776,682	—	1,765,776,682
Other Repurchase Agreements.	—	1,085,000,000	—	1,085,000,000

TOTAL INVESTMENTS	$—	$9,935,685,997	$—	$9,935,685,997

See accompanying notes to financial statements.

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STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value	$8,850,685,997
Repurchase agreements, at value	1,085,000,000

Total Investments	9,935,685,997
Cash	96,023
Interest receivable — unaffiliated issuers	6,912,041
Prepaid expenses and other assets	36,752

TOTAL ASSETS	9,942,730,813

LIABILITIES
Advisory fee payable	462,425
Administration, custody and transfer agent fees payable	293,245
Trustees’ fees and expenses payable	100,574
Professional fees payable	50,162
Printing fees payable	13,828
Accrued expenses and other liabilities	4,633

TOTAL LIABILITIES	924,867

NET ASSETS	$9,941,805,946

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,850,831,586
Repurchase agreements	1,085,000,000

Total cost of investments	$9,935,831,586

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$114,850,617

EXPENSES
Advisory fee	4,877,771
Administration, custodian and transfer agent fees	1,235,052
Professional fees and expenses	121,298
Printing and postage fees	11,854
Insurance expense	43,822
Miscellaneous expenses	1,976

TOTAL EXPENSES	6,291,773

NET INVESTMENT INCOME (LOSS)	108,558,844

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(63,091)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(946,240)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,009,331)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$107,549,513

See accompanying notes to financial statements.

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STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$108,558,844	$176,501,548
Net realized gain (loss)	(63,091)	313,218
Net change in unrealized appreciation/depreciation	(946,240)	800,651

Net increase (decrease) in net assets resulting from operations	107,549,513	177,615,417

CAPITAL TRANSACTIONS
Contributions	26,478,211,141	62,887,835,691
Proceeds in connection with Reorganization (Note 8)	—	8,420,969,389
Withdrawals	(24,916,607,332)	(110,897,624,155)

Net increase (decrease) in net assets from capital transactions	1,561,603,809	(39,588,819,075)

Net increase (decrease) in net assets during the period	1,669,153,322	(39,411,203,658)

Net assets at beginning of period	8,272,652,624	47,683,856,282

NET ASSETS AT END OF PERIOD	$9,941,805,946	$8,272,652,624

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.96%	0.51%	0.17%	0.13%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,941,806	$8,272,653	$47,683,856	$40,704,468	$34,053,304
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	1.11%	0.49%	0.17%	0.13%	0.15%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $1,085,000,000 and associated collateral equal to $1,169,998,432.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,935,831,586	$582,966	$728,555	$(145,589)

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

13

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of

State Street Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET MASTER FUNDS

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,004.90	$0.30	$1,024.90	$0.31

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET MASTER FUNDS

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTMMAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$47,960,966,498
Receivable for fund shares sold	1,062,051
Prepaid expenses and other assets	9,639

TOTAL ASSETS	47,962,038,188

LIABILITIES
Payable for fund shares repurchased	86,590
Advisory fee payable	20,301
Administration fees payable	1,818,853
Shareholder servicing fee payable	559,264
Distribution fees payable	134,692
Transfer agent fees payable	33,909
Distribution payable	8,065,351
Registration and filing fees payable	1,016,000
Professional fees payable	92,927
Printing fees payable	21,946
Accrued expenses and other liabilities	102,966

TOTAL LIABILITIES	11,952,799

NET ASSETS	$47,950,085,389

NET ASSETS CONSIST OF:
Paid-in Capital	$47,950,096,604
Undistributed (distribution in excess of) net investment income (loss)	7,543
Accumulated net realized gain (loss) on investments	(18,758)

NET ASSETS	$47,950,085,389

Administration Class
Net Assets	$1,909,670,136
Shares Outstanding	1,909,803,739

Net asset value, offering and redemption price per share	$1.00

Investment Class
Net Assets	$432,487,607
Shares Outstanding	432,494,899

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net Assets	$1,245,204,324
Shares Outstanding	1,245,207,283

Net asset value, offering and redemption price per share	$1.00

Premier Class
Net Assets	$38,921,503,179
Shares Outstanding	38,921,801,468

Net asset value, offering and redemption price per share	$1.00

Class G
Net Assets	$4,349,842,402
Shares Outstanding	4,349,863,521

Net asset value, offering and redemption price per share	$1.00

Class M
Net Assets	$1,091,377,741
Shares Outstanding	1,091,379,542

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$426,208,111
Expenses allocated from affiliated Portfolio	(30,233,813)

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	395,974,298

EXPENSES
Administration fees
Administration Class	1,279,142
Investment Class	385,478
Investor Class	320,562
Premier Class	19,303,550
Class G	284,949
Class M	402,304
Shareholder servicing fees
Administration Class	5,116,568
Investment Class	1,927,391
Investor Class	512,899
Distribution fees
Administration Class	1,279,142
Investment Class	770,957
Custodian fees	22,662
Trustees’ fees and expenses	23,430
Transfer agent fees	140,703
Registration and filing fees	1,814,556
Professional fees and expenses	20,347
Printing fees	58,518
Insurance expense	61,884
Miscellaneous expenses	259,872

TOTAL EXPENSES	33,984,914

NET INVESTMENT INCOME (LOSS)	361,989,384

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(18,758)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$361,970,626

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$361,989,384	$64,849,745
Net realized gain (loss)	(18,758)	76,020

Net increase (decrease) in net assets resulting from operations	361,970,626	64,925,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administration Class	(12,907,479)	(431,978)
Investment Class	(3,054,429)	(24,335)
Investor Class	(5,308,764)	(109,902)
Premier Class	(302,578,793)	(61,763,962)
Class G	(27,184,437)	(2,030,419)
Class M	(10,947,939)	(489,149)

Total distributions from net investment income	(361,981,841)	(64,849,745)

Net Realized Gains
Administration Class	(3,589)	—
Investment Class	(681)	—
Investor Class	(1,932)	—
Premier Class	(58,826)	—
Class G	(9,159)	—
Class M	(1,833)	—

Total distributions from net realized gains	(76,020)	—

Total distributions to shareholders	(362,057,861)	(64,849,745)

FROM BENEFICIAL INTEREST TRANSACTIONS
Administration Class
Shares sold	32,311,759,839	10,794,928,973
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA U.S. Government Money Market Fund	—	2,551,637,435
Reinvestment of distributions	3,690,492	112,178
Shares redeemed	(33,829,431,010)	(9,923,026,350)

Net increase (decrease) from capital share transactions	(1,513,980,679)	3,423,652,236

Investment Class
Shares sold	5,435,656,349	4,647,547,163
Reinvestment of distributions	802,954	5,800
Shares redeemed	(5,907,021,048)	(4,716,057,103)

Net increase (decrease) from capital share transactions	(470,561,745)	(68,504,140)

Investor Class
Shares sold	3,704,507,730	431,820,425
Reinvestment of distributions	2,199,468	61,257
Shares redeemed	(2,691,656,122)	(201,726,040)

Net increase (decrease) from capital share transactions	1,015,051,076	230,155,642

Premier Class
Shares sold	316,832,575,689	173,548,501,157
Reinvestment of distributions	252,324,723	53,971,307
Shares redeemed	(321,466,064,188)	(143,816,071,101)

Net increase (decrease) from capital share transactions	(4,381,163,776)	29,786,401,363

Class G
Shares sold	15,382,750,176	1,988,575,206
Reinvestment of distributions	27,193,853	2,030,422
Shares redeemed	(11,642,079,959)	(2,141,555,405)

Net increase (decrease) from capital share transactions	3,767,864,070	(150,949,777)

Class M
Shares sold	8,551,114,227	2,447,727,590
Reinvestment of distributions	10,949,871	489,155
Shares redeemed	(9,146,425,726)	(772,475,575)

Net increase (decrease) from capital share transactions	(584,361,628)	1,675,741,170

Net increase (decrease) in net assets from beneficial interest transactions	(2,167,152,682)	34,896,496,494

Net increase (decrease) in net assets during the period	(2,167,239,917)	34,896,572,514

Net assets at beginning of period	50,117,325,306	15,220,752,792

NET ASSETS AT END OF PERIOD	$47,950,085,389	$50,117,325,306

Undistributed (distribution in excess of) net investment income (loss)	$7,543	$—

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended 12/31/17	Year Ended 12/31/16(a)
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	32,311,759,839	$10,795,182,861
Shares issued in connection with the tax-free transfer of assets from SSGA U.S. Government Money Market Fund	—	2,551,637,435
Reinvestment of distributions	3,690,492	112,178
Shares redeemed	(33,829,431,010)	(9,923,148,056)

Net increase (decrease) from share transactions	(1,513,980,679)	3,423,784,418

Investment Class
Shares sold	5,435,656,349	4,647,491,417
Reinvestment of distributions	802,954	5,800
Shares redeemed	(5,907,021,048)	(4,716,057,102)

Net increase (decrease) from share transactions	(470,561,745)	(68,559,885)

Investor Class
Shares sold	3,704,507,730	431,820,990
Reinvestment of distributions	2,199,468	61,257
Shares redeemed	(2,691,656,122)	(201,726,040)

Net increase (decrease) from share transactions	1,015,051,076	230,156,207

Premier Class
Shares sold	316,832,575,689	173,548,537,300
Reinvestment of distributions	252,324,723	53,971,307
Shares redeemed	(321,466,064,188)	(143,816,071,101)

Net increase (decrease) from share transactions	(4,381,163,776)	29,786,437,506

Class G
Shares sold	15,382,750,176	1,988,594,244
Reinvestment of distributions	27,193,853	2,030,422
Shares redeemed	(11,642,079,959)	(2,141,555,405)

Net increase (decrease) from share transactions	3,767,864,070	(150,930,739)

Class M
Shares sold	8,551,114,227	2,447,727,590
Reinvestment of distributions	10,949,871	489,155
Shares redeemed	(9,146,425,726)	(772,475,575)

Net increase (decrease) from share transactions	(584,361,628)	1,675,741,170

(a)	For Class M, Administration Class and Investor Class, data is for the period November 30, 2016, August 23, 2016, and March 21, 2016, respectively, (inception date) through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/17		For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0054		0.0001
Net realized gain (loss)	0.0000	(b)	(0.0000	)(b)

Total from investment operations	0.0054		0.0001

Distributions to shareholders from:
Net investment income	(0.0054)		(0.0001)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0054)		(0.0001)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.54%		0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,909,670		$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%		0.37	%(d)
Net expenses	0.37%		0.37	%(d)
Net investment income (loss)	0.50%		0.04	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0044		0.0000	(b)	0.0000	(b)(c)	(0.0000	)(b)(c)	0.0000	(b)(c)
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	—		—		—

Total from investment operations	0.0044		0.0000	(b)	0.0000	(b)	(0.0000	)(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0044)		(0.0000	)(b)	—		—		—
Net realized gains	(0.0000	)(b)	—		—		—		—

Total distributions	(0.0044)		(0.0000	)(b)	—		—		—

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return (d)	0.44%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$432,488		$903,050		$971,551		$615,706		$691,469
Ratios to Average Net Assets:
Total expenses	0.47%		0.47%		0.47%		0.47%		0.47%
Net expenses	0.47%		0.37%		0.10%		0.07%		0.10%
Net investment income (loss)	0.40%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/17		For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0071		0.0014
Net realized gain (loss)	0.0000	(b)	(0.0000	)(b)

Total from investment operations	0.0071		0.0014

Distributions to shareholders from:
Net investment income	(0.0071)		(0.0014)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0071)		(0.0014)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.71%		0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,245,204		$230,156
Ratios to Average Net Assets:
Total expenses	0.20%		0.20	%(d)
Net expenses	0.20%		0.20	%(d)
Net investment income (loss)	0.83%		0.21	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0079		0.0025		0.0000	(b)(c)	(0.0000	)(b)(c)	0.0001 (c)
Net realized gain (loss)	0.0000	(b)	(0.0000	)(b)	0.0000	(b)	—		—

Total from investment operations	0.0079		0.0025		0.0000	(b)	(0.0000	)(b)	0.0001

Distributions to shareholders from:
Net investment income	(0.0079)		(0.0025)		(0.0000	)(b)	—		(0.0001)
Net realized gains	(0.0000	)(b)	—		—		—		—

Total distributions	(0.0079)		(0.0025)		(0.0000	)(b)	—		(0.0001)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return (d)	0.79%		0.25%		0.00	%(e)	0.00	%(e)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,921,503		$43,302,733		$13,516,264		$10,962,800		$7,189,250
Ratios to Average Net Assets:
Total expenses	0.12%		0.12%		0.12%		0.12%		0.12%
Net expenses	0.12%		0.12%		0.09%		0.07%		0.09%
Net investment income (loss)	0.78%		0.27%		0.00	%(e)	0.00	%(e)	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class G(a)
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 10/5/14* - 12/31/14
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0082		0.0029	0.0002 (b)	0.0000	(b)(c)
Net realized gain (loss)	0.0001		0.0000 (c)	0.0000 (c)	0.0000	(c)

Total from investment operations	0.0083		0.0029	0.0002	0.0000	(c)

Distributions to shareholders from:
Net investment income	(0.0083)		(0.0029)	(0.0002)	(0.0000	)(c)
Net realized gains	(0.0000	)(c)	—	—	—

Total distributions	(0.0083)		(0.0029)	(0.0002)	(0.0000	)(c)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000

Total return (d)	0.83%		0.29%	0.02%	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,349,842		$581,991	$732,938	$872,335
Ratios to Average Net Assets:
Total expenses	0.08%		0.08%	0.08%	0.09	%(f)
Net expenses	0.08%		0.08%	0.08%	0.08	%(f)
Net investment income (loss)	0.95%		0.29%	0.02%	0.00	%(e)(f)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class M(a)
	Year Ended 12/31/17		For the Period 11/30/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0081		0.0003
Net realized gain (loss)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0081		0.0003

Distributions to shareholders from:
Net investment income	(0.0081)		(0.0003)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0081)		(0.0003)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.81%		0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,091,378		$1,675,741
Ratios to Average Net Assets:
Total expenses	0.10%		0.10	%(d)
Net expenses	0.10%		0.10	%(d)
Net investment income (loss)	0.82%		0.37	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Service Class Class G Class M	August 23, 2016 October 17, 2007 March 21, 2016 Not commenced October 25, 2007 Not commenced October 5, 2014 November 29, 2016	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (98.55% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or canceled at any time without notice. For the period ended December 31, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2017, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year end.

Expiration Date	Amount
12/31/2018	$3,042,069

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund, except Class M and G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class M shares pay a fee at an annual rate of 0.03% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.

The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended December 31, 2017, the Fund paid $2,050,099 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended December 31, 2017, SSGA FD paid $3,116,813 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares and Investor Class shares made payments for these services at an annual rate up to 0.25%, 0.20% and 0.08%, respectively, of the eligible average daily net assets of the Investment Class shares, Administration Class shares and Investor Class shares, respectively. During the period ended December 31, 2017, the Fund’s Investment Class shares, Administration Class shares and Investor Class shares paid SSGA FD $1,927,391, $5,116,568 and $512,899, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional U.S. Government Money Market Fund	$362,057,861	$—	$—	$362,057,861

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional U.S. Government Money Market Fund	$64,849,745	$—	$—	$64,849,745

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional U.S. Government Money Market Fund	$7,543	$(18,758)	$—	$—	$—	$(11,215)

As of December 31, 2017, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional U.S. Government Money Market Fund	$—	$—	$18,758	$—

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA U.S. Government Money Market Fund N Class exchanged, a shareholder received one share of the Fund’s Administration Class.

The Fund received net assets from SSGA U.S. Government Money Market Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to the Combination	Net Assets of the Fund Immediately After the Combination
2,551,637,435	$2,551,626,959	$23,019,661,313	$25,571,288,272

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, were as follows:

Net Investment income (loss)	$65,185,111
Total net realized gain (loss)	$95,589
Net increase (decrease) in net assets resulting from operations	$65,280,699

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of the Acquired Fund’s that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

The statement of operations, statement of changes in net assets and the financial highlights for the prior period ended December 31, 2016 do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Institutional U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,003.60	$1.87	$1,023.30	$1.89
Investment Class	0.47	1,003.10	2.37	1,022.80	2.40
Investor Class	0.20	1,004.50	1.01	1,024.20	1.02
Premier Class	0.12	1,004.90	0.61	1,024.60	0.61
Class G	0.08	1,005.10	0.40	1,024.80	0.41
Class M	0.10	1,005.00	0.51	1,024.70	0.51

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999- present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report

December 31, 2017

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Government Agency Debt	38.2%
Treasury Repurchase Agreements	23.9
Treasury Debt	21.1
Government Agency Repurchase Agreements	15.7
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	51.4%
31 to 60 Days	9.1
61 to 90 Days	17.4
Over 90 Days	21.0
TOTAL	98.9%
Average days to maturity	27
Weighted average life	77

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT — 38.2%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18% (a)	1.181%	01/02/2018	03/02/2018	$115,000,000	$115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15% (a)	1.216%	01/02/2018	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.220%	01/02/2018	08/30/2018	195,000,000	194,998,709
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.231%	01/01/2018	04/01/2019	290,000,000	289,989,076
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.17% (a)	1.238%	01/07/2018	11/07/2018	241,000,000	240,993,814
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.278%	01/07/2018	06/07/2019	184,300,000	184,194,352
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12% (a)	1.415%	01/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.570%	01/02/2018	05/08/2019	77,250,000	77,341,618
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12% (a)	1.626%	01/21/2018	03/21/2018	37,800,000	37,822,445
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39% (a)	0.986%	01/26/2018	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35% (a)	1.013%	01/22/2018	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	1.014%	01/03/2018	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank (b)	1.075%	01/05/2018	01/05/2018	500,000,000	499,940,278
Federal Home Loan Bank (b)	1.080%	01/09/2018	01/09/2018	457,300,000	457,189,581
Federal Home Loan Bank (b)	1.085%	01/12/2018	01/12/2018	98,300,000	98,267,411
Federal Home Loan Bank (b)	1.134%	01/19/2018	01/19/2018	150,000,000	149,914,950
Federal Home Loan Bank (b)	1.145%	01/03/2018	01/03/2018	250,000,000	249,984,097
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17% (a)	1.191%	01/01/2018	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.241%	01/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.249%	01/05/2018	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.277%	01/09/2018	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08% (a)	1.286%	01/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.299%	02/09/2018	02/09/2018	540,500,000	539,739,002
Federal Home Loan Bank (b)	1.300%	02/07/2018	02/07/2018	227,000,000	226,696,703
Federal Home Loan Bank (b)	1.300%	02/16/2018	02/16/2018	650,000,000	648,920,278
Federal Home Loan Bank (b)	1.301%	02/14/2018	02/14/2018	498,000,000	497,208,125
Federal Home Loan Bank (b)	1.305%	02/12/2018	02/12/2018	129,000,000	128,803,597
Federal Home Loan Bank (b)	1.310%	03/01/2018	03/01/2018	250,000,000	249,463,264
Federal Home Loan Bank (b)	1.310%	03/02/2018	03/02/2018	718,000,000	716,432,367
Federal Home Loan Bank (b)	1.325%	03/14/2018	03/14/2018	193,000,000	192,488,550
Federal Home Loan Bank (b)	1.339%	03/21/2018	03/21/2018	571,000,000	569,322,196
Federal Home Loan Bank (b)	1.339%	03/23/2018	03/23/2018	350,000,000	348,945,537
Federal Home Loan Bank (b)	1.340%	03/19/2018	03/19/2018	177,000,000	176,492,698
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.346%	01/18/2018	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.362%	01/17/2018	08/17/2018	335,300,000	335,322,857
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	1.366%	03/28/2018	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.09% (a)	1.387%	01/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.390%	01/25/2018	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01% (a)	1.402%	01/06/2018	04/06/2018	90,000,000	89,999,962
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.405%	01/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.407%	01/27/2018	07/27/2018	48,750,000	48,750,989
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.415%	01/26/2018	10/26/2018	850,000,000	849,935,964
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08% (a)	1.487%	01/08/2018	01/08/2018	50,000,000	50,001,903
Federal Home Loan Bank, 3 Month USD LIBOR – 0.19% (a)	1.496%	03/28/2018	06/28/2018	398,550,000	398,550,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.04% (a)	1.016%	01/11/2018	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.23% (a)	1.123%	01/17/2018	07/17/2018	100,000,000	99,992,230
Federal Home Loan Mortgage Corp. (b)	1.269%	02/23/2018	02/23/2018	373,488,000	372,787,017
Federal Home Loan Mortgage Corp. (b)	1.270%	02/22/2018	02/22/2018	50,000,000	49,908,278
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16% (a)	1.272%	01/11/2018	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.03% (a)	1.319%	01/08/2018	01/08/2018	118,400,000	118,404,963
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.12% (a)	1.357%	01/17/2018	05/17/2019	650,000,000	650,000,000

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15% (a)	1.361%	01/21/2018	06/21/2018	$646,400,000	$646,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.14% (a)	1.371%	01/21/2018	11/21/2018	348,000,000	348,000,000
Federal National Mortgage Assoc. (b)	1.050%	01/02/2018	01/02/2018	1,615,000,000	1,614,948,950
Federal National Mortgage Assoc. (b)	1.130%	01/03/2018	01/03/2018	88,073,000	88,067,471
Federal National Mortgage Assoc. (b)	1.270%	02/28/2018	02/28/2018	221,969,000	221,514,827
Federal National Mortgage Assoc. (b)	1.314%	03/14/2018	03/14/2018	230,000,000	229,395,560
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03% (a)	1.326%	01/11/2018	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05% (a)	1.592%	03/21/2018	03/21/2018	250,000,000	250,092,120

TOTAL GOVERNMENT AGENCY DEBT					18,592,021,739

TREASURY DEBT — 21.1%
U.S. Treasury Bill (b)	1.041%	01/02/2018	01/02/2018	114,800,000	114,796,677
U.S. Treasury Bill (b)	1.100%	01/25/2018	01/25/2018	300,000,000	299,778,292
U.S. Treasury Bill (b)	1.130%	01/04/2018	01/04/2018	450,000,000	449,960,625
U.S. Treasury Bill (b)	1.178%	03/22/2018	03/22/2018	2,256,400,000	2,249,824,052
U.S. Treasury Bill (b)	1.240%	04/19/2018	04/19/2018	500,000,000	498,140,000
U.S. Treasury Bill (b)	1.285%	02/22/2018	02/22/2018	400,000,000	399,256,591
U.S. Treasury Bill (b)	1.288%	03/01/2018	03/01/2018	400,000,000	399,157,152
U.S. Treasury Bill (b)	1.293%	03/08/2018	03/08/2018	750,000,000	748,225,026
U.S. Treasury Bill (b)	1.310%	03/15/2018	03/15/2018	750,000,000	747,998,974
U.S. Treasury Bill (b)	1.360%	05/17/2018	05/17/2018	673,000,000	669,542,276
U.S. Treasury Bill (b)	1.415%	03/29/2018	03/29/2018	1,500,000,000	1,494,825,760
U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.520%	01/02/2018	04/30/2019	300,576,200	300,710,158
U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.590%	01/02/2018	01/31/2019	170,000,000	170,216,142
U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.624%	01/02/2018	07/31/2018	678,566,000	678,884,001
U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.640%	01/02/2018	04/30/2018	650,500,000	650,737,459
U.S. Treasury Note, 3 Month USD MMY + 0.27% (a)	1.722%	01/02/2018	01/31/2018	382,000,000	382,098,509

TOTAL TREASURY DEBT					10,254,151,694

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.7%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 10/01/2025 – 07/01/2047, a Federal National Mortgage Association, 3.000% due 05/01/2031, and a Government National Mortgage Association, 3.500% due 08/20/2042, valued at $255,000,000); expected proceeds $250,063,681	1.310%	01/03/2018	01/03/2018	250,000,000	250,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by Federal Farm Credit Banks, 2.900% – 4.500% due 08/23/2021 – 08/03/2029, Federal Home Loan Banks, 0.750% – 2.790% due 01/23/2018 – 09/13/2041, Federal Home Loan Discount Note, 0.000% due 01/29/2018, Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 07/01/2019 – 01/15/2047, Federal National Mortgage Associations, 1.000% – 7.125% due 12/14/2018 – 10/25/2047, Government National Mortgage Associations, 4.500% – 5.000% due 12/15/2046 – 12/15/2047, U.S. Treasury Bonds, 2.250% – 9.125% due 05/15/2018 – 08/15/2046, and a U.S. Treasury Strip, 0.000% due 05/15/2018, valued at $408,000,002); expected proceeds $400,102,667

	1.320%	01/02/2018	01/02/2018	400,000,000	400,000,000

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, Federal Home Loan Mortgage Corporations, 0.875% – 5.500% due 07/19/2019 – 11/01/2046, Federal National Mortgage Associations, 0.875% – 7.000% due 05/25/2019 – 07/25/2049, Government National Mortgage Associations, 1.614% – 5.750% due 07/16/2033 – 06/20/2044, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $459,000,044); expected proceeds $450,115,500	1.320%	01/04/2018	01/04/2018	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 11/01/2019 – 01/15/2048, Federal National Mortgage Associations, 2.000% – 6.500% due 04/01/2019 – 12/25/2049, and Government National Mortgage Associations, 1.901% – 5.000% due 07/15/2018 – 05/15/2042, valued at $916,980,000); expected proceeds $899,134,850	1.350%	01/02/2018	01/02/2018	899,000,000	899,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, Federal Home Loan Mortgage Corporations, 0.875% – 5.500% due 07/19/2019 – 11/01/2046, Federal National Mortgage Associations, 0.875% – 7.000% due 05/25/2019 – 07/25/2049, Government National Mortgage Associations, 1.614% – 5.750% due 07/16/2033 – 06/20/2044, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $24,417,009); expected proceeds $21,000,150	1.350%	01/02/2018	01/02/2018	20,997,000	20,997,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 11/01/2044 – 11/01/2047, Federal National Mortgage Associations, 2.270% – 4.500% due 09/01/2026 – 01/01/2048, and Government National Mortgage Associations, 4.000% due 09/20/2047, valued at $255,057,888); expected proceeds $250,038,056	1.370%	01/02/2018	01/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Banks, 0.000% due 12/06/2019 – 12/26/2019, valued at $229,502,464); expected proceeds $225,060,375	1.380%	01/05/2018	01/05/2018	225,000,000	225,000,000

Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Farm Credit Banks, 3.000% – 3.370% due 09/13/2029 – 09/14/2037, a Federal Home Loan Mortgage Corporation, 0.000% due 09/15/2029, a Federal National Mortgage Association, 0.000% due 03/23/2028, a U.S. Treasury Bill, 0.000% due 04/05/2018, U.S. Treasury Bonds, 2.250% – 8.125% due 08/15/2019 – 08/15/2046, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2018, a U.S. Treasury Note, 1.750% due 10/31/2018, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2042, valued at $153,000,000); expected proceeds $150,023,167

	1.390%	01/02/2018	01/02/2018	150,000,000	150,000,000

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Federal Home Loan Bank, 3.000% due 09/11/2026, Federal Home Loan Mortgage Corporations, 1.877% – 2.077% due 05/15/2022 – 04/15/2023, Federal National Mortgage Associations, 2.002% – 2.202% due 12/25/2021 – 06/25/2022, a Government National Mortgage Association, 1.891% due 12/16/2030, a U.S. Treasury Note, 2.500% due 05/15/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2028, valued at $78,540,567); expected proceeds $77,011,892	1.390%	01/02/2018	01/02/2018	$77,000,000	$77,000,000

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Federal Farm Credit Bank, 1.233% due 05/26/2020, Federal Home Loan Mortgage Corporations, 0.000% – 7.500% due 08/01/2018 – 01/01/2048, Federal National Mortgage Associations, 2.500% – 7.000% due 01/01/2026 – 01/01/2048, Government National Mortgage Associations, 2.500% – 5.000% due 06/15/2040 – 02/15/2047, a U.S. Treasury Bond, 6.250% due 05/15/2030, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, U.S. Treasury Notes, 0.875% – 1.625% due 04/15/2019 – 09/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 11/15/2047, valued at $958,800,949); expected proceeds $940,254,061

	1.390%	01/05/2018	01/05/2018	940,000,000	940,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.500% due 05/01/2024 – 01/01/2048, and Federal National Mortgage Associations, 2.500% – 6.500% due 02/01/2023 – 08/01/2056, valued at $286,620,000); expected proceeds $281,043,711	1.400%	01/02/2018	01/02/2018	281,000,000	281,000,000

Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by a Federal Farm Credit Bank, 1.340% due 07/16/2019, a Federal Home Loan Bank, 1.125% due 04/25/2018, a Federal Home Loan Mortgage Corporation, 3.750% due 03/27/2019, a U.S. Treasury Bill, 0.000% due 02/01/2018, U.S. Treasury Bonds, 2.250% – 3.125% due 02/15/2042 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 07/15/2018 – 07/15/2024, and U.S. Treasury Notes, 2.000% – 3.500% due 02/15/2018 – 02/15/2025, valued at $408,000,064); expected proceeds $400,108,889

	1.400%	01/02/2018	01/02/2018	400,000,000	400,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 12/01/2028 – 12/01/2047, Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2021 – 10/01/2056, and a Financing Corp., 0.000% due 12/06/2018, valued at $2,448,383,521); expected proceeds $2,400,376,000	1.410%	01/02/2018	01/02/2018	2,400,000,000	2,400,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.023% due 02/15/2042 – 12/15/2047, Federal National Mortgage Associations, 3.500% – 6.000% due 12/25/2041 – 07/25/2057, and Government National Mortgage Associations, 0.000% – 5.417% due 02/16/2040 – 09/20/2067, valued at $530,280,000); expected proceeds $491,077,469	1.420%	01/02/2018	01/02/2018	491,000,000	491,000,000

See accompanying notes to financial statements.

5

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 09/01/2031 – 10/01/2046, and a Government National Mortgage Association, 4.000% due 11/20/2047, valued at $403,051,836); expected proceeds $389,061,808	1.430%	01/02/2018	01/02/2018	$389,000,000	$389,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					7,622,997,000

TREASURY REPURCHASE AGREEMENTS — 23.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and U.S. Treasury Notes, 1.625% due 04/30/2023 – 05/31/2023, valued at $2,600,361,127); expected proceeds $2,600,361,111	1.250%	01/02/2018	01/02/2018	2,600,000,000	2,600,000,000
Agreement with MUFG Securities, dated 12/22/2017 (collateralized by U.S. Treasury Bonds, 2.500% – 3.000% due 02/15/2045 – 05/15/2045, and U.S. Treasury Notes, 1.500% – 2.625% due 11/15/2020 – 08/15/2026, valued at $251,997,439); expected proceeds $250,099,306	1.300%	01/02/2018	01/02/2018	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2017 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 01/15/2026, U.S. Treasury Notes, 0.750% – 2.125% due 07/15/2019 – 03/31/2024, and U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2025, valued at $229,502,544); expected proceeds $225,057,750	1.320%	01/02/2018	01/02/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 12/27/2017 (collateralized by U.S. Treasury Bills, 0.125% – 0.375% due 04/15/2020 – 01/15/2027, U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, and a U.S. Treasury Bonds, 1.750% due 02/28/202, valued at $1,281,766,239); expected proceeds $1,250,320,833	1.320%	01/03/2018	01/03/2018	1,250,000,000	1,250,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 3.625% due 02/15/2044 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 0.875% due 02/15/2043 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2020 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.125% due 05/31/2021 – 08/15/2026, valued at $2,154,240,021); expected proceeds $2,112,312,107	1.330%	01/02/2018	01/02/2018	2,112,000,000	2,112,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/27/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 3.875% due 01/15/2027 – 04/15/2029, U.S. Treasury Notes, 1.375% – 2.250% due 11/15/2022 – 10/31/2024, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 02/15/2027, valued at $688,502,649); expected proceeds $675,174,563	1.330%	01/03/2018	01/03/2018	675,000,000	675,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 11/16/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 04/15/2029 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2020 – 01/15/2025, valued at $255,000,100); expected proceeds $250,591,111 (c)	1.330%	01/19/2018	01/19/2018	250,000,000	250,000,000

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.000% due 04/30/2019 – 07/31/2020, valued at $102,098,969); expected proceeds $100,097,012	1.350%	01/02/2018	01/02/2018	$100,082,000	$100,082,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 2.500% due 01/15/2025 – 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2019 – 01/15/2025, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 08/15/2027, valued at $1,173,215,811); expected proceeds $1,150,172,500	1.350%	01/02/2018	01/02/2018	1,150,000,000	1,150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $51,007,754); expected proceeds $50,007,556	1.360%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $51,000,070); expected proceeds $50,013,319	1.370%	01/05/2018	01/05/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Strip, 0.000% due 02/15/2026, valued at $61,200,051); expected proceeds $60,009,200	1.380%	01/02/2018	01/02/2018	60,000,000	60,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 01/11/2018 – 11/08/2018, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 05/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2019 – 07/15/2026, U.S. Treasury Notes, 0.625% – 4.000% due 12/31/2017 – 05/15/2027, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2022, valued at $510,000,081); expected proceeds $500,076,667	1.380%	01/02/2018	01/02/2018	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/21/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 03/08/2018, U.S. Treasury Bonds, 2.875% – 3.750% due 02/15/2042 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2027 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2019 – 01/15/2025, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2018 – 08/15/2025, valued at $816,000,045); expected proceeds $800,460,000	1.380%	01/05/2018	01/05/2018	800,000,000	800,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, and a U.S. Treasury Note, 1.125% due 08/31/2021, valued at $95,880,049); expected proceeds $94,014,518	1.390%	01/02/2018	01/02/2018	94,000,000	94,000,000

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Farm Credit Banks, 0.700% – 3.930% due 01/08/2018 – 08/01/2044, Federal Home Loan Banks, 2.700% – 5.500% due 07/27/2028 – 09/08/2036, Federal Home Loan Mortgage Corporations, 6.250% – 6.750% due 03/15/2031 – 07/15/2032, Federal National Mortgage Associations, 5.625% – 7.250% due 05/15/2029 – 07/15/2037, Tennessee Valley Authorities, 3.500% – 5.375% due 09/15/2039 – 09/15/2065, and U.S. Treasury Strips, 0.000% due 05/15/2031 – 08/15/2047, valued at $336,652,027); expected proceeds $330,050,967

	1.390%	01/02/2018	01/02/2018	$330,000,000	$330,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.125% due 12/31/2022 – 09/30/2024, valued at $153,005,121); expected proceeds $150,023,500	1.410%	01/02/2018	01/02/2018	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.500% – 1.625% due 03/31/2019 – 10/15/2020, valued at $51,001,479); expected proceeds $50,007,889	1.420%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with LLOYDS Bank PLC, dated 11/16/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, valued at $231,559,991); expected proceeds $225,804,375 (c)	1.430%	01/02/2018	02/14/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 12/07/2017 (collateralized by a U.S. Treasury Bill, 0.125% due 04/15/2020, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, valued at $514,899,092); expected proceeds $501,812,500 (c)	1.450%	01/02/2018	03/07/2018	500,000,000	500,000,000
Agreement with MUFG Securities, dated 12/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 03/01/2018, U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 02/15/2047, and U.S. Treasury Notes, 1.250% – 3.625% due 03/31/2019 – 02/15/2025, valued at $229,299,990); expected proceeds $225,038,750	1.550%	01/02/2018	01/02/2018	225,000,000	225,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					11,646,082,000

TOTAL INVESTMENTS — 98.9% (d) (e)					48,115,252,433

Other Assets in Excess of Liabilities — 1.1%					549,764,808

NET ASSETS — 100.0%					$48,665,017,241

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $975,000,000 or 2.0% of net assets as of December 31, 2017.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$28,846,173,433
Repurchase agreements, at value and amortized cost	19,269,079,000

Total Investments	48,115,252,433
Cash	534,100,209
Interest receivable — unaffiliated issuers	18,474,832
Prepaid expenses and other assets	176,151

TOTAL ASSETS	48,668,003,625

LIABILITIES
Advisory fee payable	2,099,359
Administration, custody and transfer agent fees payable	826,149
Professional fees payable	48,918
Accrued expenses and other liabilities	11,958

TOTAL LIABILITIES	2,986,384

NET ASSETS	$48,665,017,241

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$433,153,954

EXPENSES
Advisory fee	23,773,527
Administration, custodian and transfer agent fees	5,801,515
Trustees’ fees and expenses	679,854
Professional fees and expenses	142,207
Printing and postage fees	49,044
Insurance expense	179,341
Miscellaneous expenses	107,287

TOTAL EXPENSES	30,732,775

NET INVESTMENT INCOME (LOSS)	402,421,179

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(18,966)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$402,402,213

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$402,421,179	$85,259,568
Net realized gain (loss)	(18,966)	79,284

Net increase (decrease) in net assets resulting from operations	402,402,213	85,338,852

CAPITAL TRANSACTIONS
Contributions	104,516,771,308	97,658,772,208
Proceeds in connection with Reorganization (Note 8)	—	2,551,626,959
Withdrawals	(107,179,383,705)	(65,394,001,185)

Net increase (decrease) in net assets from capital transactions	(2,662,612,397)	34,816,397,982

Net increase (decrease) in net assets during the period	(2,260,210,184)	34,901,736,834

Net assets at beginning of period	50,925,227,425	16,023,490,591

NET ASSETS AT END OF PERIOD	$48,665,017,241	$50,925,227,425

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.74%	0.31%	0.03%	0.01%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,665,017	$50,925,227	$16,023,491	$13,207,868	$8,712,920
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.85%	0.32%	0.03%	0.01%	0.03%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $19,269,079,000 and associated collateral equal to $19,647,117,630.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may

15

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of

Trustees of State Street U.S. Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,004.10	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

20

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address andYear of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

21

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

22

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTUSGOVAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$12,521,473,642
Other Receivable	10
Prepaid expenses and other assets	2,881

TOTAL ASSETS	12,521,476,533

LIABILITIES
Payable for fund shares repurchased	601,266
Advisory fee payable	9,084
Administration fees payable	486,043
Shareholder servicing fee payable	82,243
Distribution fees payable	32,200
Transfer agent fees payable	8,318
Distribution payable	621,464
Registration and filing fees payable	21,357
Professional fees payable	19,090
Printing fees payable	21,732

TOTAL LIABILITIES	1,902,797

NET ASSETS	$12,519,573,736

NET ASSETS CONSIST OF:
Paid-in Capital	$12,519,418,896
Undistributed (distribution in excess of) net investment income (loss)	41,267
Accumulated net realized gain (loss) on investments	113,573

NET ASSETS	$12,519,573,736

Investment Class
Net Assets	$366,363,599
Shares Outstanding	366,355,108

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net Assets	$29,582,684
Shares Outstanding	29,583,205

Net asset value, offering and redemption price per share	$1.00

Premier Class
Net Assets	$12,123,627,453
Shares Outstanding	12,123,581,346

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$115,320,770
Expenses allocated from affiliated Portfolio	(8,583,060)

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	106,737,710

EXPENSES
Administration fees	6,569,201
Shareholder servicing fees
Investment Class	1,248,735
Investor Class	17,812
Distribution fees
Investment Class	499,494
Custodian fees	17,652
Trustees’ fees and expenses	18,733
Transfer agent fees	41,588
Registration and filing fees	67,445
Professional fees	36,411
Printing fees	42,943
Insurance expense	42,249
Miscellaneous expenses	113,560

TOTAL EXPENSES	8,715,823

NET INVESTMENT INCOME (LOSS)	98,021,887

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	113,573

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$98,135,460

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$98,021,887	$21,696,799
Net realized gain (loss)	113,573	291,850

Net increase (decrease) in net assets resulting from operations	98,135,460	21,988,649

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investment Class	(1,906,983)	(9,269)
Investor Class	(158,207)	(2,356)
Premier Class	(95,956,697)	(21,685,174)

Total distributions from net investment income	(98,021,887)	(21,696,799)

Net Realized Gains
Investment Class	(8,436)	—
Investor Class	(757)	—
Premier Class	(282,657)	—

Total distributions from net realized gains	(291,850)	—

Total distributions to shareholders	(98,313,737)	(21,696,799)

FROM BENEFICIAL INTEREST TRANSACTIONS
Investment Class
Shares sold	1,087,056,456	1,316,642,508
Shares redeemed	(1,330,233,190)	(1,431,796,980)

Net increase (decrease) from capital share transactions	(243,176,734)	(115,154,472)

Investor Class
Shares sold	158,772,681	27,400,040
Reinvestment of distributions	142,846	1,649
Shares redeemed	(156,733,971)	(40)

Net increase (decrease) from capital share transactions	2,181,556	27,401,649

Premier Class
Shares sold	23,600,866,008	27,604,079,644
Reinvestment of distributions	93,464,178	20,452,809
Shares redeemed	(24,222,314,554)	(25,385,988,943)

Net increase (decrease) from capital share transactions	(527,984,368)	2,238,543,510

Net increase (decrease) in net assets from beneficial interest transactions	(768,979,546)	2,150,790,687

Net increase (decrease) in net assets during the period	(769,157,823)	2,151,082,537

Net assets at beginning of period	13,288,731,559	11,137,649,022

NET ASSETS AT END OF PERIOD	$12,519,573,736	$13,288,731,559

Undistributed (distribution in excess of) net investment income (loss)	$41,267	$41,267

SHARES OF BENEFICIAL INTEREST:
Investment Class
Shares sold	1,087,056,456	1,316,661,975
Shares redeemed	(1,330,233,190)	(1,431,796,980)

Net increase (decrease) from share transactions	(243,176,734)	(115,135,005)

Investor Class
Shares sold	158,772,681	27,400,040
Reinvestment of distributions	142,846	1,649
Shares redeemed	(156,733,971)	(40)

Net increase (decrease) from share transactions	2,181,556	27,401,649

Premier Class
Shares sold	23,600,866,009	27,604,060,177
Reinvestment of distributions	93,464,178	20,452,809
Shares redeemed	(24,222,314,554)	(25,385,988,943)

Net increase (decrease) from share transactions	(527,984,367)	2,238,524,043

(a)	For Investor Class, data is for the period December 22, 2016 (inception date) through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0041		0.0000	(b)	0.0000	(b)(c)	(0.0010	)(c)	0.0000	(b)(c)
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0010		0.0000	(b)

Total from investment operations	0.0041		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0041)		(0.0000	)(b)	—		—		(0.0000	)(b)
Net realized gains	(0.0000	)(b)	—		—		(0.0000	)(b)	(0.0000	)(b)

Total distributions	(0.0041)		(0.0000	)(b)	—		(0.0000	)(b)	(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return (d)	0.41%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$366,364		$609,545		$724,683		$741,248		$1,407,207
Ratios to Average Net Assets:
Total expenses	0.47%		0.47%		0.47%		0.47%		0.47%
Net expenses	0.47%		0.31%		0.04%		0.05%		0.07%
Net investment income (loss)	0.38%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$1.0000	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0068	0.0001
Net realized gain (loss)	0.0000 (b)	(0.0000	)(b)

Total from investment operations	0.0068	0.0001

Distributions to shareholders from:
Net investment income	(0.0068)	(0.0001)
Net realized gains	(0.0000)	—

Total distributions	(0.0068)	(0.0001)

Net asset value, end of period	$1.0000	$1.0000

Total return (c)	0.68%	0.00	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,583	$27,402
Ratios to Average Net Assets:
Total expenses	0.20%	0.18	%(e)
Net investment income (loss)	0.71%	0.31	%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0076		0.0019	0.0000	(b)(c)	—	(c)	0.0000	(b)(c)
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0076		0.0019	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0076)		(0.0019)	(0.0000	)(b)	—		(0.0000	)(b)
Net realized gains	(0.0000	)(b)	—	—		(0.0000	)(b)	(0.0000	)(b)

Total distributions	(0.0076)		(0.0019)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000

Total return (d)	0.76%		0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,123,627		$12,651,785	$10,412,966		$8,338,818		$11,949,583
Ratios to Average Net Assets:
Total expenses	0.12%		0.12%	0.12%		0.12%		0.12%
Net expenses	0.12%		0.12%	0.04%		0.04%		0.07%
Net investment income (loss)	0.76%		0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class	Not commenced	Diversified
	Institutional Class	Not commenced
	Investment Class	October 25, 2007
	Investor Class	December 22, 2016
	Premier Class	October 25, 2007
	Service Class	Not commenced

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (96.28% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory	Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or canceled at any time without notice. For the period ended December 31, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2017, SSGA FM has

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2018	$8,650,278

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended December 31, 2017, the Fund paid $499,494 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended December 31, 2017, SSGA FD paid $1,817,426 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Investment Class shares and Investor Class shares, respectively. During the period ended December 31, 2017, the Fund’s Investment Class shares and Investor Class shares paid SSGA FD $1,248,735 and $17,812, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Treasury Money Market Fund	$98,313,737	$—	$—	$98,313,737

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Treasury Money Market Fund	$21,696,799	$—	$—	$21,696,799

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Treasury Money Market Fund	$154,840	$—	$—	$—	$—	$154,840

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Institutional Treasury Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Investment Class	0.47%	$1,003.10	$2.37	$1,022.80	$2.40
Investor Class	0.20	1,004.40	1.01	1,024.20	1.02
Premier Class	0.12	1,004.80	0.61	1,024.60	0.61

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report

December 31, 2017

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET TREASURY MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	45.1%
31 to 60 Days	23.9
61 to 90 Days	18.6
Over 90 Days	12.4
TOTAL	100.0%
Average days to maturity	35
Weighted average life	56

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT — 100.0%
U.S. Treasury Bill (a)	1.041%	01/02/2018	01/02/2018	$273,350,000	$273,342,073
U.S. Treasury Bill (a)	1.045%	01/11/2018	01/11/2018	1,286,597,000	1,286,171,348
U.S. Treasury Bill (a)	1.090%	01/18/2018	01/18/2018	1,208,000,000	1,207,316,354
U.S. Treasury Bill (a)	1.100%	01/25/2018	01/25/2018	867,629,000	866,940,651
U.S. Treasury Bill (a)	1.130%	01/04/2018	01/04/2018	2,232,455,000	2,232,246,559
U.S. Treasury Bill (a)	1.130%	02/01/2018	02/01/2018	250,000,000	249,756,736
U.S. Treasury Bill (a)	1.178%	03/22/2018	03/22/2018	776,850,000	774,574,607
U.S. Treasury Bill (a)	1.185%	02/08/2018	02/08/2018	350,000,000	349,559,569
U.S. Treasury Bill (a)	1.240%	02/15/2018	02/15/2018	576,015,000	575,123,127
U.S. Treasury Bill (a)	1.240%	04/19/2018	04/19/2018	108,750,000	108,345,450
U.S. Treasury Bill (a)	1.285%	02/22/2018	02/22/2018	600,000,000	598,884,889
U.S. Treasury Bill (a)	1.288%	03/01/2018	03/01/2018	640,000,000	638,651,440
U.S. Treasury Bill (a)	1.293%	03/08/2018	03/08/2018	600,000,000	598,580,015
U.S. Treasury Bill (a)	1.310%	03/15/2018	03/15/2018	550,000,000	548,532,583
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	250,000,000	248,715,556
U.S. Treasury Bill (a)	1.415%	03/29/2018	03/29/2018	500,000,000	498,275,255
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.520%	01/02/2018	04/30/2019	85,800,000	85,838,325
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.590%	01/02/2018	01/31/2019	49,000,000	49,062,306
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.620%	01/02/2018	10/31/2018	185,000,000	185,270,254
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.624%	01/02/2018	07/31/2018	400,000,000	400,241,227
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.640%	01/02/2018	04/30/2018	536,820,000	536,954,173
U.S. Treasury Note, 3 Month USD MMY + 0.27% (b)	1.722%	01/02/2018	01/31/2018	689,000,000	689,139,808

TOTAL INVESTMENTS — 100.0% (c) (d)					13,001,522,305

Other Assets in Excess of Liabilities — 0.0% (e)					4,079,800

NET ASSETS — 100.0%					$13,005,602,105

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$13,001,522,305
Cash	416
Interest receivable — unaffiliated issuers	4,986,711
Prepaid expenses and other assets	54,068

TOTAL ASSETS	13,006,563,500

LIABILITIES
Advisory fee payable	538,776
Administration, custody and transfer agent fees payable	368,918
Professional fees payable	49,143
Accrued expenses and other liabilities	4,558

TOTAL LIABILITIES	961,395

NET ASSETS	$13,005,602,105

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$120,704,905

EXPENSES
Advisory fee	6,887,546
Administration, custodian and transfer agent fees	1,745,304
Trustees’ fees and expenses	179,502
Professional fees	128,258
Printing and postage fees	1,008
Insurance expense	56,656

TOTAL EXPENSES	8,998,274

NET INVESTMENT INCOME (LOSS)	111,706,631

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	117,892

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$111,824,523

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$111,706,631	$31,200,504
Net realized gain (loss)	117,892	309,711

Net increase (decrease) in net assets resulting from operations	111,824,523	31,510,215

CAPITAL TRANSACTIONS
Contributions	20,311,832,604	24,797,217,848
Withdrawals	(21,422,356,261)	(22,661,554,484)

Net increase (decrease) in net assets from capital transactions	(1,110,523,657)	2,135,663,364

Net increase (decrease) in net assets during the period	(998,699,134)	2,167,173,579

Net assets at beginning of period	14,004,301,239	11,837,127,660

NET ASSETS AT END OF PERIOD	$13,005,602,105	$14,004,301,239

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.73%	0.25%	(0.04)%	(0.02)%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,005,602	$14,004,301	$11,837,128	$10,247,460	$14,558,022
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.81%	0.25%	(0.03)%	(0.02)%	0.00	%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Fees and Transactions with Affiliates

Advisory	Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,004.30	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee Interested	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSTTRAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$11,253,773,400
Receivable for fund shares sold	8,070
Prepaid expenses and other assets	2,387

TOTAL ASSETS	11,253,783,857

LIABILITIES
Advisory fee payable	3,344
Administration fees payable	465,288
Shareholder servicing fee payable	351,291
Distribution fees payable	1,770
Transfer agent fees payable	9,787
Distribution payable	827,141
Registration and filing fees payable	240,000
Professional fees payable	108,416
Printing fees payable	22,259
Accrued expenses and other liabilities	3,600

TOTAL LIABILITIES	2,032,896

NET ASSETS	$11,251,750,961

NET ASSETS CONSIST OF:
Paid-in Capital	$11,251,753,802
Undistributed (distribution in excess of) net investment income (loss)	(2,723)
Accumulated net realized gain (loss) on investments	(118)

NET ASSETS	$11,251,750,961

Investment Class
Net Assets	$19,241,773
Shares Outstanding	19,249,249

Net asset value, offering and redemption price per share	$1.00

Investor Class
Net Assets	$328,763,925
Shares Outstanding	328,764,438

Net asset value, offering and redemption price per share	$1.00

Premier Class
Net Assets	$4,000,478,346
Shares Outstanding	4,000,622,852

Net asset value, offering and redemption price per share	$1.00

Trust Class
Net Assets	$6,903,266,917
Shares Outstanding	6,903,584,026

Net asset value, offering and redemption price per share	$1.00

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$91,633,916
Expenses allocated from affiliated Portfolio	(6,756,188)

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	84,877,728

EXPENSES
Administration fees	5,128,505
Shareholder servicing fees
Investment Class	85,972
Investor Class	354,060
Trust Class	3,765,785
Distribution fees
Investment Class	34,389
Custodian fees	19,319
Trustees’ fees and expenses	22,751
Transfer agent fees	56,634
Registration and filing fees	489,955
Professional fees	19,294
Printing fees	44,068
Insurance expense	8,225
Miscellaneous expenses	87,588

TOTAL EXPENSES	10,116,545

Expenses waived/reimbursed by the Adviser	(484,437)

NET EXPENSES	9,632,108

NET INVESTMENT INCOME (LOSS)	75,245,620

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(118)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$75,245,502

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended(a) 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,245,620	$8,454,097
Net realized gain (loss)	(118)	21,479

Net increase (decrease) in net assets resulting from operations	75,245,502	8,475,576

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investment Class	(124,234)	(595)
Investor Class	(3,102,891)	(48,938)
Premier Class	(24,817,816)	(3,353,545)
Trust Class	(47,203,402)	(5,051,019)

Total distributions from net investment income	(75,248,343)	(8,454,097)

Net Realized Gains
Investment Class	(41)	—
Investor Class	(710)	—
Premier Class	(7,108)	—
Trust Class	(12,780)	—

Total distributions from net realized gains	(20,639)	—

Total distributions to shareholders	(75,268,982)	(8,454,097)

FROM BENEFICIAL INTEREST TRANSACTIONS
Investment Class
Shares sold	122,773,989	226,954,326
Reinvestment of distributions	42,332	127
Shares redeemed	(151,744,767)	(238,825,342)

Net increase (decrease) from capital share transactions	(28,928,446)	(11,870,889)

Investor Class
Shares sold	1,733,648,542	195,611,352
Reinvestment of distributions	3,103,594	48,938
Shares redeemed	(1,509,448,701)	(94,199,287)

Net increase (decrease) from capital share transactions	227,303,435	101,461,003

Premier Class
Shares sold	18,083,659,927	7,753,184,699
Reinvestment of distributions	23,475,784	2,911,753
Shares redeemed	(16,621,895,835)	(6,925,506,261)

Net increase (decrease) from capital share transactions	1,485,239,876	830,590,191

Trust Class
Shares sold	19,763,733,419	8,942,479,868
Proceeds from shares issued in connection with the tax-free transfer of assets from SSGA U.S. Treasury Money Market Fund (Note 7)	—	7,472,208,291
Reinvestment of distributions	43,867,549	4,709,007
Shares redeemed	(20,867,141,421)	(8,456,591,527)

Net increase (decrease) from capital share transactions	(1,059,540,453)	7,962,805,639

Net increase (decrease) in net assets from beneficial interest transactions	624,074,412	8,882,985,944

Net increase (decrease) in net assets during the period	624,050,932	8,883,007,423

Net assets at beginning of period	10,627,700,029	1,744,692,606

NET ASSETS AT END OF PERIOD	$11,251,750,961	$10,627,700,029

Undistributed (distribution in excess of) net investment income (loss)	$(2,723)	$—

SHARES OF BENEFICIAL INTEREST:
Investment Class
Shares sold	122,773,989	226,937,723
Reinvestment of distributions	42,332	127
Shares redeemed	(151,744,767)	(238,825,342)

Net increase (decrease) from share transactions	(28,928,446)	(11,887,492)

Investor Class
Shares sold	1,733,648,542	195,611,352
Reinvestment of distributions	3,103,594	48,938
Shares redeemed	(1,509,448,701)	(94,199,287)

Net increase (decrease) from share transactions	227,303,435	101,461,003

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended 12/31/17	Year Ended(a) 12/31/16
Premier Class
Shares sold	18,083,659,927	$7,753,201,302
Reinvestment of distributions	23,475,784	2,911,753
Shares redeemed	(16,621,895,835)	(6,925,506,261)

Net increase (decrease) from share transactions	1,485,239,876	830,606,794

Trust Class
Shares sold	19,763,733,419	8,942,798,708
Shares issued in connection with the tax-free transfer of assets from SSGA U.S. Treasury Money Market Fund (Note 7)	—	7,472,208,291
Reinvestment of distributions	43,867,549	4,709,007
Shares redeemed	(20,867,141,421)	(8,456,591,527)

Net increase (decrease) from share transactions	(1,059,540,453)	7,963,124,479

(a)	For Investor Class and Trust Class, data is for the period October 14, 2016 (inception date) and August 29, 2016 (inception date), respectively, through December 31, 2016.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0042		0.0000	(b)	0.0000	(b)(c)	0.0000	(b)(c)	(0.0001	)(c)
Net realized gain (loss)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0001

Total from investment operations	0.0042		0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0042)		(0.0000	)(b)	—		—		—
Net realized gains	(0.0000	)(b)	—		—		—		(0.0000	)(b)

Total distributions	(0.0042)		(0.0000	)(b)	—		—		(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return (d)	0.42%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,242		$48,170		$60,041		$74,781		$73,449
Ratios to Average Net Assets:
Total expenses	0.47%		0.49%		0.49%		0.48%		0.48%
Net expenses	0.47%		0.31%		0.06%		0.05%		0.08%
Net investment income (loss)	0.36%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/17		For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0069		0.0004
Net realized gain (loss)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0069		0.0004

Distributions to shareholders from:
Net investment income	(0.0069)		(0.0004)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0069)		(0.0004)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.69%		0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$328,764		$101,461
Ratios to Average Net Assets:
Total expenses	0.20%		0.20	%(d)
Net expenses	0.20%		0.20	%(d)
Net investment income (loss)	0.70%		0.19	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0077		0.0019	0.0000	(b)(c)	0.0000	(b)(c)	(0.0001	)(c)
Net realized gain (loss)	0.0000	(b)	0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0001

Total from investment operations	0.0077		0.0019	0.0000	(b)	0.0000	(b)	0.0000	(b)

Distributions to shareholders from:
Net investment income	(0.0077)		(0.0019)	(0.0000	)(b)	—		(0.0000	)(b)
Net realized gains	(0.0000	)(b)	—	—		—		(0.0000	)(b)

Total distributions	(0.0077)		(0.0019)	(0.0000	)(b)	—		(0.0000	)(b)

Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000

Total return (d)	0.77%		0.19%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,000,478		$2,515,246	$1,684,652		$2,690,959		$2,679,596
Ratios to Average Net Assets:
Total expenses	0.12%		0.14%	0.14%		0.13%		0.13%
Net expenses	0.12%		0.12%	0.06%		0.05%		0.08%
Net investment income (loss)	0.81%		0.20%	0.00	%(e)	0.00	%(e)	0.00	%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/17		For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0071		0.0007
Net realized gain (loss)	0.0000	(b)	0.0000	(b)

Total from investment operations	0.0071		0.0007

Distributions to shareholders from:
Net investment income	(0.0071)		(0.0007)
Net realized gains	(0.0000	)(b)	—

Total distributions	(0.0071)		(0.0007)

Net asset value, end of period	$1.0000		$1.0000

Total return (c)	0.71%		0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,903,267		$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%		0.18	%(d)
Net expenses	0.18%		0.18	%(d)
Net investment income (loss)	0.70%		0.19	%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund” ):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Premier Class	October 24, 2007	Diversified
	Institutional Class	Not commenced
	Investment Class	October 24, 2007
	Administration Class	Not commenced
	Investor Class	October 14, 2016
	Service Class	Not commenced
	Trust Class	August 29, 2016

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (79.36% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM” ), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2018, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Board. For the period ended December 31, 2017, the Adviser waived fees in the amount of $484,437.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or canceled at any time without notice. For the period ended December 31, 2017, the Adviser did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2017, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2018	$1,116,105
12/31/2019	$366,047

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

During the period ended December 31, 2017, the Fund paid $34,389 to SSGA FD under the Plan.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Plan. During the period ended December 31, 2017, SSGA FD paid $555,663 to WMS.

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2017, the Fund’s Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $85,972, $354,060 and $3,765,785, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Treasury Plus Money Market Fund	$75,268,982	$—	$—	$75,268,982

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Institutional Treasury Plus Money Market Fund	$8,454,097	$—	$—	$8,454,097

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional Treasury Plus Money Market Fund	$—	$(118)	$—	$—	$—	$(118)

As of December 31, 2017, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$—	$—	$118	$—

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of SSGA U.S. Treasury Money Market Fund N Class exchanged, a shareholder received one share of the Fund’s Trust Class.

The Fund received net assets from SSGA U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:

	Shares of the Fund Issued	Net Assets Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SSGA U.S. Treasury Money Market Fund	7,472,208,291	$7,471,889,450	$1,776,618,840	$9,248,508,290

Immediately following, the Fund transferred to the Portfolio all of the assets and liabilities received from the Acquired Fund in exchange for an interest in the Portfolio.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2016, were as follows:

Net Investment income (loss)	$18,025,356
Total net realized gain (loss)	$39,294
Net increase (decrease) in net assets resulting from operations	$18,064,650

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of the Acquired Fund’s that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2016.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The statement of operations, statement of changes in net assets and the financial highlights for the prior period ended December 31, 2016 do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Institutional Treasury Plus Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return —This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return —This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Investment Class	0.47%	$1,003.10	$2.37	$1,022.80	$2.40
Investor Class	0.20	1,004.40	1.01	1,024.20	1.02
Premier Class	0.12	1,004.80	0.61	1,024.60	0.61
Trust Class	0.17	1,004.60	0.86	1,024.30	0.87

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).

William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E.ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report

December 31, 2017

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Treasury Debt	49.8%
Treasury Repurchase Agreements	46.9
Other Assets in Excess of Liabilities	3.3
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	53.6%
31 to 60 Days	15.1
61 to 90 Days	18.6
Over 90 Days	9.4
TOTAL	96.7%
Average days to maturity	28
Weighted average life	46

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT — 49.8%
U.S. Treasury Bill (a)	1.041%	01/02/2018	01/02/2018	$249,900,000	$249,892,774
U.S. Treasury Bill (a)	1.090%	01/18/2018	01/18/2018	100,000,000	99,948,528
U.S. Treasury Bill (a)	1.100%	01/25/2018	01/25/2018	200,000,000	199,852,198
U.S. Treasury Bill (a)	1.130%	01/04/2018	01/04/2018	400,000,000	399,964,667
U.S. Treasury Bill (a)	1.178%	03/22/2018	03/22/2018	852,000,000	849,488,927
U.S. Treasury Bill (a)	1.185%	02/08/2018	02/08/2018	200,000,000	199,749,833
U.S. Treasury Bill (a)	1.240%	02/15/2018	02/15/2018	450,000,000	449,302,500
U.S. Treasury Bill (a)	1.240%	04/19/2018	04/19/2018	100,000,000	99,628,000
U.S. Treasury Bill (a)	1.285%	02/22/2018	02/22/2018	450,000,000	449,163,667
U.S. Treasury Bill (a)	1.288%	03/01/2018	03/01/2018	550,000,000	548,841,080
U.S. Treasury Bill (a)	1.293%	03/08/2018	03/08/2018	550,000,000	548,698,343
U.S. Treasury Bill (a)	1.310%	03/15/2018	03/15/2018	600,000,000	598,399,186
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	250,000,000	248,715,556
U.S. Treasury Bill (a)	1.415%	03/29/2018	03/29/2018	650,000,000	647,757,913
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.520%	01/02/2018	04/30/2019	64,398,000	64,427,216
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.590%	01/02/2018	01/31/2019	205,000,000	205,221,672
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.620%	01/02/2018	10/31/2018	130,000,000	130,189,907
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.624%	01/02/2018	07/31/2018	245,000,000	245,150,174
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.640%	01/02/2018	04/30/2018	333,836,000	333,912,833
U.S. Treasury Note, 3 Month USD MMY + 0.27% (b)	1.722%	01/02/2018	01/31/2018	489,750,000	489,848,119

TOTAL TREASURY DEBT					7,058,153,093

TREASURY REPURCHASE AGREEMENTS — 46.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 7.500% due 11/15/2024, and a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $3,000,416,690); expected proceeds $3,000,416,667	1.250%	01/02/2018	01/02/2018	3,000,000,000	3,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2017 (collateralized by U.S. Treasury Bonds, 3.375%-7.500% due 11/15/2024-05/15/2044, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Notes, 1.375%-2.000% due 07/31/2018-08/15/2025, and U.S. Treasury Strips, 0.000% due 08/15/2024-11/15/2027, valued at $51,001,517); expected proceeds $50,012,833	1.320%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/27/2017 (collateralized by a U.S. Treasury Note, 1.625% due 04/30/2023, and a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $127,503,803); expected proceeds $125,032,326	1.330%	01/03/2018	01/03/2018	125,000,000	125,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Inflation Index Notes, 0.125%-0.375% due 04/15/2018-07/15/2025, valued at $185,667,934); expected proceeds $182,027,300	1.350%	01/02/2018	01/02/2018	182,000,000	182,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250%-8.875% due 02/15/2019-11/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125%-0.375% due 04/15/2020-01/15/2027, and U.S. Treasury Notes, 0.750%-3.500% due 07/31/2018-08/15/2025, valued at $714,000,064); expected proceeds $700,105,000	1.350%	01/02/2018	01/02/2018	700,000,000	700,000,000

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500%-7.625% due 02/15/2025-08/15/2047, U.S. Treasury Inflation Index Notes, 0.125%-0.675% due 04/15/2019-01/15/2026, and U.S. Treasury Notes, 1.125%-3.625% due 12/31/2019-08/15/2026, valued at $764,737,788); expected proceeds $750,112,500	1.350%	01/02/2018	01/02/2018	$750,000,000	$750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 02/15/2023, valued at $8,273,249); expected proceeds $8,112,235	1.370%	01/02/2018	01/02/2018	8,111,000	8,111,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 5.250% due 02/15/2029, and a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $51,000,033); expected proceeds $50,013,319	1.370%	01/05/2018	01/05/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 03/01/2018-10/11/2018, U.S. Treasury Bonds, 2.875%-8.750% due 05/15/2020-05/15/2043, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Inflation Index Notes, 0.125%-2.125% due 07/15/2018-04/15/2019, U.S. Treasury Notes, 0.750%-3.625% due 01/15/2018-02/15/2020, and U.S. Treasury Strips, 0.000% due 11/15/2020-08/15/2026, valued at $342,092,757); expected proceeds $335,436,426	1.380%	01/02/2018	01/02/2018	335,385,000	335,385,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250% – 3.000% due 02/15/2045-05/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 0.875% due 02/15/2045-02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2019-07/15/2026, and U.S. Treasury Notes, 1.250%-3.375% due 11/15/2019-11/15/2023, valued at $410,040,073); expected proceeds $402,061,640	1.380%	01/02/2018	01/02/2018	402,000,000	402,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.250%-3.625% due 11/30/2018-02/15/2021, valued at $94,860,070); expected proceeds $93,014,260	1.380%	01/02/2018	01/02/2018	93,000,000	93,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 0.750%-2.375% due 07/31/2018-05/15/2027, valued at $306,047,320); expected proceeds $300,046,333	1.390%	01/02/2018	01/02/2018	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/18/2018, U.S. Treasury Bonds, 6.125% – 8.125% due 02/15/2021-11/15/2027, and a U.S. Treasury Note, 4.000% due 08/15/2018, valued at $102,000,018); expected proceeds $100,027,222	1.400%	01/02/2018	01/02/2018	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500% due 02/15/2046-05/15/2046, and U.S. Treasury Notes, 1.125%-1.750% due 02/28/2021-05/15/2023, valued at $510,079,378); expected proceeds $500,077,778	1.400%	01/02/2018	01/02/2018	500,000,000	500,000,000

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.750% due 11/15/2023, valued at $59,162,606); expected proceeds $58,009,087	1.410%	01/02/2018	01/02/2018	$58,000,000	$58,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,653,496,000

TOTAL INVESTMENTS — 96.7% (c) (d)					13,711,649,093

Other Assets in Excess of Liabilities — 3.3%					468,631,429

NET ASSETS — 100.0%					$14,180,280,522

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$7,058,153,093
Repurchase agreements, at value and amortized cost	6,653,496,000

Total Investments	13,711,649,093
Cash	464,834,754
Interest receivable — unaffiliated issuers	4,502,311
Prepaid expenses and other assets	42,497

TOTAL ASSETS	14,181,028,655

LIABILITIES
Advisory fee payable	587,245
Administration, custody and transfer agent fees payable	84,667
Professional fees payable	48,831
Printing fees payable	1,221
Accrued expenses and other liabilities	26,169

TOTAL LIABILITIES	748,133

NET ASSETS	$14,180,280,522

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$96,449,534

EXPENSES
Advisory fee	5,328,640
Administration, custodian and transfer agent fees	1,336,595
Trustees’ fees and expenses	171,593
Professional fees	139,212
Printing and postage fees	3,851
Insurance expense	43,456

TOTAL EXPENSES	7,023,347

NET INVESTMENT INCOME (LOSS)	89,426,187

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(118)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,426,069

See accompanying notes to financial statements.

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$89,426,187	$12,173,416
Net realized gain (loss)	(118)	21,479

Net increase (decrease) in net assets resulting from operations	89,426,069	12,194,895

CAPITAL TRANSACTIONS
Contributions	28,396,151,811	12,712,264,167
Proceeds in connection with Reorganization (Note 8)	—	7,471,889,450
Withdrawals	(24,934,249,332)	(11,312,210,340)

Net increase (decrease) in net assets from capital transactions	3,461,902,479	8,871,943,277

Net increase (decrease) in net assets during the period	3,551,328,548	8,884,138,172

Net assets at beginning of period	10,628,951,974	1,744,813,802

NET ASSETS AT END OF PERIOD	$14,180,280,522	$10,628,951,974

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.82%	0.23%	(0.01)%	(0.02)%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.84%	0.27%	(0.01)%	(0.02)%	0.00	%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $6,653,496,000 and associated collateral equal to $6,726,883,300.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

12

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of

State Street Treasury Plus Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

13

STATE STREET MASTER FUNDS

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,005.10	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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STATE STREET MASTER FUNDS

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

15

STATE STREET MASTER FUNDS

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988- 2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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STATE STREET MASTER FUNDS

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees (1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasumrer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011- present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTTPAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Treasury Obligations Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$2,926,506,087
Receivable from Adviser	194,117

TOTAL ASSETS	2,926,700,204

LIABILITIES
Administration fees payable	125,775
Distribution fees payable	122,349
Transfer agent fees payable	23,935
Distribution payable	45,814
Professional fees payable	19,441
Accrued expenses and other liabilities	485

TOTAL LIABILITIES	337,799

NET ASSETS	$2,926,362,405

NET ASSETS CONSIST OF:
Paid-in Capital	$2,926,362,405

NET ASSETS	$2,926,362,405

NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$1.00

Shares outstanding	2,926,362,405

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

1

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2017(a)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$4,815,608
Expenses allocated from affiliated Portfolio	(267,159)

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	4,548,449

EXPENSES
Administration fees	207,692
Custodian fees	6,027
Transfer agent fees	15,000
Registration and filing fees	133,674
Professional fees and expenses	20,505
Printing fees	16,190
Miscellaneous expenses	7,756

TOTAL EXPENSES	406,844

Expenses waived/reimbursed by the Adviser	(341,696)

NET EXPENSES	65,148

NET INVESTMENT INCOME (LOSS)	4,483,301

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,483,301

(a)	For the period from October 5, 2017 (inception date and commencement of operations) to December 31, 2017.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2017

For the Period 10/5/17* - 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,483,301

Net increase (decrease) in net assets resulting from operations	4,483,301

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,483,301)

Total distributions to shareholders	(4,483,301)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	3,047,322,418
Reinvestment of distributions	4,437,486
Cost of shares redeemed	(125,397,499)

Net increase (decrease) from share transactions	2,926,362,405

Net increase (decrease) in net assets during the period	2,926,362,405

Net assets at beginning of period	—

NET ASSETS AT END OF PERIOD	$2,926,362,405

Undistributed (distribution in excess of) net investment income (loss)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,047,322,418
Reinvestment of distributions	4,437,486
Shares redeemed	(125,397,499)

Net increase (decrease) from share transactions	2,926,362,405

*	Inception date.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	For the Period 10/5/17* - 12/31/17(a)
Net asset value, beginning of period	$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0025

Total from investment operations	0.0025

Net investment income	(0.0025)

Net asset value, end of period	$1.0000

Total return (b)	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,926,362
Ratios to average net assets:
Total expenses	0.16	%(c)
Net expenses	0.08	%(c)
Net investment income (loss)	1.08	%(c)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

4

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund” ):

Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (20.64% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM” ), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees and extraordinary expenses, exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2017, the Adviser waived fees in the amount of $258,619.

Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis — this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2017, the Adviser voluntarily waived expenses in the amount of $83,077.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Treasury Obligations Money Market Fund	$4,483,301	$—	$—	$4,483,301

At December 31, 2017, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

6.	Risks

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Treasury Obligations Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statements of operations, changes in net assets and financial highlights for the period from October 5, 2017 (commencement of operations) to December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 5, 2017 (commencement of operations) to December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Treasury Obligations Money Market Fund	0.08%	$1,002.50	$0.19	$1,024.80	$0.41

(a)	Actual period is from commencement of operations on October 5, 2017.
(b)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in-person on June 15, 2017, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Treasury Obligations Money Market Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Fund at the in-person meeting of the Board held on June 15, 2017, as well as at other meetings of the Board and its committees held throughout the year, including, most recently, at in-person meetings held on April 24-25, 2017, where the Board considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”), and May 16-17, 2017, where the Board renewed the investment advisory agreement with the Adviser on behalf of the Other Funds. This information included, among other things, the following:

Information about Comparable Fund Performance, Fees and Expenses

A report prepared by an independent third-party provider of investment company data, which included for another fund (the “Comparable Fund”) advised by the Adviser that invests in the same master portfolio as would the New Fund and which bears the same contractual investment advisory fee as that being proposed for the New Fund:

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

•	A comparison of the Comparable Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Comparable Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•	A comparison of the Comparable Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A comparison of the Comparable Fund’s contractual and actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe;

•	A chart showing the Comparable Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years;

•	Comparative information concerning the fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Comparable Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Comparable Fund and (b) affiliates of the Adviser that provide services to the Comparable Fund.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes to be used to value the assets of the New Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;

•	A copy of the Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Code;

•	A copy of the Adviser’s proxy voting policies and procedures;

•	Information concerning the resources devoted by the Adviser to overseeing compliance by the New Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;

•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;

•	Draft responses to a letter from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”)), reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:

•	The Adviser, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Other Funds and transfer agent, securities lending agent, and shareholder servicer for certain of the Other Funds, with respect to its operations relating to the Other Funds; and

•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 15, 2017, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board also considered the Adviser’s success in maintaining the constant dollar value, even through extraordinary market conditions, of the Other Funds that operate as money market funds with stable net asset values. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Fund Performance

Because the New Fund has not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board noted that it had received information regarding the past performance of the Comparable Fund for the one-, three- and five-year periods and that the Comparable Fund (a) outperformed the medians of its Performance Group and Performance Universe for the one-, three- and five-year periods and its Lipper Index for the one-year period, and (b) equaled its Lipper Index for the three- and five-year periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, noted the Adviser’s long track record of performance managing money market funds, and concluded that it was generally satisfied with the performance of these Other Funds.

Management Fees and Expenses

The Board reviewed the contractual management fee rate to be borne by the New Fund. As part of its review, the Board considered the New Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any proposed expense caps), as compared to the Comparable Fund and the Comparable Fund’s Expense Group and Expense Universe. The Board considered that the New Fund’s Expense Group and Expense Universe were the same as those of the Comparable Fund because the principal strategy of both New Fund and the Comparable Fund is to invest substantially all of its assets in the same master fund. In addition, the Board considered that the Adviser agreed to waive fees or pay expenses of the New Fund to limit the total expenses borne by the New Fund’s shareholders. Among other information, the Board considered the following expense information in its evaluation of the New Fund:

The Board considered that the proposed contractual management fee for the New Fund was equal to that of the Comparable Fund, and that such fee was below the median of the Comparable Fund’s Expense Group. The Board also considered that the Comparable Fund’s total expenses were below the medians of its Expense Group and Expense Universe and that the New Fund’s estimated total expenses were lower than the Comparable Fund’s actual total expenses.

Profitability

Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds, including the Comparable Fund. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the expected profitability of the Adviser with respect to the New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations, although the Board noted that SSGA FM expected the New Fund to receive substantial assets following the commencement of its operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report

December 31, 2017

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Treasury Debt	49.8%
Treasury Repurchase Agreements	46.9
Other Assets in Excess of Liabilities	3.3
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	53.6%
31 to 60 Days	15.1
61 to 90 Days	18.6
Over 90 Days	9.4
TOTAL	96.7%
Average days to maturity	28
Weighted average life	46

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT — 49.8%
U.S. Treasury Bill (a)	1.041%	01/02/2018	01/02/2018	$249,900,000	$249,892,774
U.S. Treasury Bill (a)	1.090%	01/18/2018	01/18/2018	100,000,000	99,948,528
U.S. Treasury Bill (a)	1.100%	01/25/2018	01/25/2018	200,000,000	199,852,198
U.S. Treasury Bill (a)	1.130%	01/04/2018	01/04/2018	400,000,000	399,964,667
U.S. Treasury Bill (a)	1.178%	03/22/2018	03/22/2018	852,000,000	849,488,927
U.S. Treasury Bill (a)	1.185%	02/08/2018	02/08/2018	200,000,000	199,749,833
U.S. Treasury Bill (a)	1.240%	02/15/2018	02/15/2018	450,000,000	449,302,500
U.S. Treasury Bill (a)	1.240%	04/19/2018	04/19/2018	100,000,000	99,628,000
U.S. Treasury Bill (a)	1.285%	02/22/2018	02/22/2018	450,000,000	449,163,667
U.S. Treasury Bill (a)	1.288%	03/01/2018	03/01/2018	550,000,000	548,841,080
U.S. Treasury Bill (a)	1.293%	03/08/2018	03/08/2018	550,000,000	548,698,343
U.S. Treasury Bill (a)	1.310%	03/15/2018	03/15/2018	600,000,000	598,399,186
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	250,000,000	248,715,556
U.S. Treasury Bill (a)	1.415%	03/29/2018	03/29/2018	650,000,000	647,757,913
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.520%	01/02/2018	04/30/2019	64,398,000	64,427,216
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.590%	01/02/2018	01/31/2019	205,000,000	205,221,672
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.620%	01/02/2018	10/31/2018	130,000,000	130,189,907
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.624%	01/02/2018	07/31/2018	245,000,000	245,150,174
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.640%	01/02/2018	04/30/2018	333,836,000	333,912,833
U.S. Treasury Note, 3 Month USD MMY + 0.27% (b)	1.722%	01/02/2018	01/31/2018	489,750,000	489,848,119

TOTAL TREASURY DEBT					7,058,153,093

TREASURY REPURCHASE AGREEMENTS — 46.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 7.500% due 11/15/2024, and a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $3,000,416,690); expected proceeds $3,000,416,667	1.250%	01/02/2018	01/02/2018	3,000,000,000	3,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2017 (collateralized by U.S. Treasury Bonds, 3.375% — 7.500% due 11/15/2024 — 05/15/2044, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Notes, 1.375% — 2.000% due 07/31/2018 — 08/15/2025, and U.S. Treasury Strips, 0.000% due 08/15/2024 — 11/15/2027, valued at $51,001,517); expected proceeds $50,012,833	1.320%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/27/2017 (collateralized by a U.S. Treasury Note, 1.625% due 04/30/2023, and a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $127,503,803); expected proceeds $125,032,326	1.330%	01/03/2018	01/03/2018	125,000,000	125,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Inflation Index Notes, 0.125% — 0.375% due 04/15/2018 — 07/15/2025, valued at $185,667,934); expected proceeds $182,027,300	1.350%	01/02/2018	01/02/2018	182,000,000	182,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250% — 8.875% due 02/15/2019 — 11/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% — 0.375% due 04/15/2020 — 01/15/2027, and U.S. Treasury Notes, 0.750% — 3.500% due 07/31/2018 — 08/15/2025, valued at $714,000,064); expected proceeds $700,105,000	1.350%	01/02/2018	01/02/2018	700,000,000	700,000,000

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500% — 7.625% due 02/15/2025 — 08/15/2047, U.S. Treasury Inflation Index Notes, 0.125% — 0.675% due 04/15/2019 — 01/15/2026, and U.S. Treasury Notes, 1.125% — 3.625% due 12/31/2019 — 08/15/2026, valued at $764,737,788); expected proceeds $750,112,500	1.350%	01/02/2018	01/02/2018	$750,000,000	$750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 02/15/2023, valued at $8,273,249); expected proceeds $8,112,235	1.370%	01/02/2018	01/02/2018	8,111,000	8,111,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 5.250% due 02/15/2029, and a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $51,000,033); expected proceeds $50,013,319	1.370%	01/05/2018	01/05/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 03/01/2018 — 10/11/2018, U.S. Treasury Bonds, 2.875% — 8.750% due 05/15/2020 — 05/15/2043, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Inflation Index Notes, 0.125% — 2.125% due 07/15/2018 — 04/15/2019, U.S. Treasury Notes, 0.750% — 3.625% due 01/15/2018 — 02/15/2020, and U.S. Treasury Strips, 0.000% due 11/15/2020 — 08/15/2026, valued at $342,092,757); expected proceeds $335,436,426	1.380%	01/02/2018	01/02/2018	335,385,000	335,385,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250% — 3.000% due 02/15/2045 — 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% — 0.875% due 02/15/2045 — 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2019 — 07/15/2026, and U.S. Treasury Notes, 1.250% — 3.375% due 11/15/2019 — 11/15/2023, valued at $410,040,073); expected proceeds $402,061,640	1.380%	01/02/2018	01/02/2018	402,000,000	402,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.250% — 3.625% due 11/30/2018 — 02/15/2021, valued at $94,860,070); expected proceeds $93,014,260	1.380%	01/02/2018	01/02/2018	93,000,000	93,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 0.750% — 2.375% due 07/31/2018 — 05/15/2027, valued at $306,047,320); expected proceeds $300,046,333	1.390%	01/02/2018	01/02/2018	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/18/2018, U.S. Treasury Bonds, 6.125% — 8.125% due 02/15/2021 — 11/15/2027, and a U.S. Treasury Note, 4.000% due 08/15/2018, valued at $102,000,018); expected proceeds $100,027,222	1.400%	01/02/2018	01/02/2018	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500% due 02/15/2046 — 05/15/2046, and U.S. Treasury Notes, 1.125% — 1.750% due 02/28/2021 — 05/15/2023, valued at $510,079,378); expected proceeds $500,077,778	1.400%	01/02/2018	01/02/2018	500,000,000	500,000,000

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.750% due 11/15/2023, valued at $59,162,606); expected proceeds $58,009,087	1.410%	01/02/2018	01/02/2018	$58,000,000	$58,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,653,496,000

TOTAL INVESTMENTS — 96.7% (c) (d)					13,711,649,093

Other Assets in Excess of Liabilities — 3.3%					468,631,429

NET ASSETS — 100.0%					$14,180,280,522

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$7,058,153,093
Repurchase agreements, at value and amortized cost	6,653,496,000

Total Investments	13,711,649,093
Cash	464,834,754
Interest receivable — unaffiliated issuers	4,502,311
Prepaid expenses and other assets	42,497

TOTAL ASSETS	14,181,028,655

LIABILITIES
Advisory fee payable	587,245
Administration, custody and transfer agent fees payable	84,667
Professional fees payable	48,831
Printing fees payable	1,221
Accrued expenses and other liabilities	26,169

TOTAL LIABILITIES	748,133

NET ASSETS	$14,180,280,522

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$96,449,534

EXPENSES
Advisory fee	5,328,640
Administration, custodian and transfer agent fees	1,336,595
Trustees’ fees and expenses	171,593
Professional fees	139,212
Printing and postage fees	3,851
Insurance expense	43,456

TOTAL EXPENSES	7,023,347

NET INVESTMENT INCOME (LOSS)	89,426,187

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(118)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,426,069

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$89,426,187	$12,173,416
Net realized gain (loss)	(118)	21,479

Net increase (decrease) in net assets resulting from operations	89,426,069	12,194,895

CAPITAL TRANSACTIONS
Contributions	28,396,151,811	12,712,264,167
Proceeds in connection with Reorganization (Note 8)	—	7,471,889,450
Withdrawals	(24,934,249,332)	(11,312,210,340)

Net increase (decrease) in net assets from capital transactions	3,461,902,479	8,871,943,277

Net increase (decrease) in net assets during the period	3,551,328,548	8,884,138,172

Net assets at beginning of period	10,628,951,974	1,744,813,802

NET ASSETS AT END OF PERIOD	$14,180,280,522	$10,628,951,974

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.82%	0.23%	(0.01)%	(0.02)%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.84%	0.27%	(0.01)%	(0.02)%	0.00	%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $6,653,496,000 and associated collateral equal to $6,726,883,300.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of

State Street Treasury Plus Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,005.10	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner;	73	None.
			Member, Financial Planners Association.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

18

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTTROBAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET AGGREGATE BOND INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Aggregate Bond Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 3.30%, and the Index was 3.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Federal Reserve rate hikes, fiscal policy expectations and the search for yield were primary drivers of Fund performance during the Reporting Period. From the Federal Reserve, the market navigated both three rate hikes and the implementation of balance sheet normalization. By year end, the yield curve flattened as the front end moved higher while the back end trended lower, the flattening detracted from the Fund’s performance. On the fiscal policy side, the new administration garnered high expectations for pushing through pro-business policies and ultimately did pass tax reform by year end, which detracted from the Fund’s performance. Finally, investors’ continued search for yield in this low rate global environment helped the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET AGGREGATE BOND INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Aggregate Bond Index Fund Class A	2.93%	2.14%
State Street Aggregate Bond Index Fund Class I	3.29%	2.46%
State Street Aggregate Bond Index Fund Class K	3.30%	2.46%
Bloomberg Barclays U.S. Aggregate Index (1)	3.54%	2.68%

*	Inception date is September 19, 2014.
(1)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Global Equity ex-U.S. Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Global Equity ex-U.S. Index Portfolio (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex-USA Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 27.11%, and the Index was 27.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.

The first quarter of 2017 witnessed an optimistic tone in all regions in the Fund, largely on the back of growth expectations and an improving economic backdrop. European shares in the Fund additionally benefitted from an easing of political uncertainty with the defeat of populist candidates in the Netherlands in February and in presidential polls in France that spanned April and May. The third quarter of 2017 also saw a positive performance for the Fund as markets continued to rally on the back of strong retail sales and improved macroeconomic and manufacturing data. The positive momentum edged forward in the fourth quarter of 2017 as well on the back of a strong global economy, Spain dissolving Catalan’s parliament, U.S. tax reform, and stabilizing oil prices. The success of emerging markets in the Fund in 2017 can be chalked up to a number of supporting factors, including the emergence of Brazil and Russia from two years in recession, strong advances made by China and South Korea, a weaker U.S. dollar that kept currency financing costs down and an acceleration in global trade.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Samsung Electronics Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were BT Group plc, Teva Pharmaceutical Industries Limited Sponsored ADR, and Steinhoff International Holdings NV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Global Equity ex-U.S. Index Fund Class A	26.68%	4.26%
State Street Global Equity ex-U.S. Index Fund Class I	27.00%	4.52%
State Street Global Equity ex-U.S. Index Fund Class K	27.11%	4.56%
MSCI ACWI ex-USA Index(1)	27.19%	4.77%

*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Small/Mid Cap Equity Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio, (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio. The Fund seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 18.16%, and the Index was 18.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

Global markets ushered in 2017 on a cautiously positive note in January with new all-time highs established in U.S. equity markets, even as a number of other reflationary market trends paused or reversed. While global equity markets continued to muscle higher in January for a third consecutive month, post-election rallies that took U.S. treasury yields and the U.S. dollar to multi year highs in December of 2016 showed hesitation in January. The change in tone in some markets was consistent with a ‘wait and see’ approach as the new U.S. presidential administration took office on January 20th after two months of market action anticipating the unveiling of the pro-growth, business friendly Trump agenda. February saw a continuation of the positive sentiment evident in global equity markets during the first month of the year, and by some measures, an acceleration of it. After opening 2017 with a respectable gain of approximately 2.0% in January, the Russell Small Cap Completeness Total Return Index increased on this performance in February, rising approximately 2.5% on the month. March showed some mixed signals as to the staying power of the U.S. led global reflation rally that manifested itself in global equity markets to start the year. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. But political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill exposed fissures in the Republican Party and caused some market participants to question the likelihood of other policy priorities.

April 2017 saw a measure of investor fear return in global risk markets following a four and a half month period of relative complacency coinciding with implied volatility levels across many asset classes declining to multi year lows and strong gains in global equity markets. Despite this, the Russell Small Cap Completeness Total Return Index returned approximately 1.2% for April 2017. However, the fear carried over into May with the Index down approximately 0.7%. The end of the second quarter had the Index up approximately 2.3% in June.

In the third quarter of 2017, the global growth story that had provided firm foundation for broad advances in global equities year-to-date continued to show strength in August economic releases. In the U.S., economic growth for the second quarter of 2017 was revised higher to approximately 3.0% on August 30th from an initial release of approximately 2.6%. During this time, the Russell Small Cap Completeness Total Return Index was up approximately 5.0% for the quarter.

The final quarter of 2017 got underway in early October with a notable move higher in both U.S. interest rates and global equities as the reflation thematic that had powered growth assets higher up to that point in 2017 gained strength anew. With this renewed strength, the Index returned approximately 4.9% for the quarter.

The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tesla Inc, ServiceNow, Inc., and Las Vegas Sands Corp.. The top negative contributors to the Fund’s performance during the Reporting Period were Frontier Communications Corporation Class B, Nabors Industries Ltd., and Rite Aid Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Small/Mid Cap Equity Index Fund Class A	17.87%	10.81%
State Street Small/Mid Cap Equity Index Fund Class I	18.16%	11.09%
State Street Small/Mid Cap Equity Index Fund Class K	18.16%	11.07%
Russell Small Cap Completeness Index(1)	18.27%	11.24%

*	Inception date is October 15, 2015 for Class A and Class I and inception date is August 11, 2015 for Class K.
(1)	The Russell Small Cap Completeness Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$108,497,611	$458,601,816	$23,895,787
Receivable for investments sold	1,624	—	—
Receivable for fund shares sold	24,733	5,428,289	4,782
Receivable from Adviser	15,427	—	8,892
Prepaid expenses and other assets	22	2,792	3

TOTAL ASSETS	108,539,417	464,032,897	23,909,464

LIABILITIES
Payable for investments purchased	—	5,321,694	3,214
Payable for fund shares repurchased	24,789	105,028	—
Advisory fee payable	2,728	42,435	598
Custodian fees payable	1,177	1,219	1,209
Administration fees payable	4,568	20,369	999
Distribution fees payable	62	198	207
Accrued Trustees’ fees and expenses	2	2	7
Transfer agent fees payable	7,501	7,602	5,279
Sub-transfer agent fee payable	548	—	—
Registration and filing fees payable	1,679	11,303	378
Professional fees payable	22,190	22,191	18,494
Printing and postage fees payable	8,655	8,267	7,138

TOTAL LIABILITIES	73,899	5,540,308	37,523

NET ASSETS	$108,465,518	$458,492,589	$23,871,941

NET ASSETS CONSIST OF:
Paid-in Capital	$109,514,148	$399,932,882	$21,346,747
Undistributed (distribution in excess of) net investment income (loss)	1,658	—	—
Accumulated net realized gain (loss) on investments	(83,613)	10,118,412	428,630
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(966,675)	48,441,295	2,096,564

NET ASSETS	$108,465,518	$458,492,589	$23,871,941

Class A
Net Assets	$339,839	$926,524	$987,729
Shares Outstanding	34,590	86,858	82,678

Net asset value, offering and redemption price per share	$9.82	$10.67	$11.95

Maximum sales charge	3.75%	5.25%	5.25%

Maximum offering price per share	$10.20	$11.26	$12.61

Class I
Net Assets	$10,807,231	$999,223	$4,134,640
Shares Outstanding	1,098,172	93,646	346,010

Net asset value, offering and redemption price per share	$9.84	$10.67	$11.95

Class K
Net Assets	$97,318,448	$456,566,842	$18,749,572
Shares Outstanding	9,895,853	42,748,415	1,568,762

Net asset value, offering and redemption price per share	$9.83	$10.68	$11.95

COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$109,464,286	$410,160,521	$21,799,223

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended December 31, 2017

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated income	$466	$468	$—
Dividend income from corresponding affiliated Portfolio	2,503,533	11,307,427	285,211

TOTAL INVESTMENT INCOME (LOSS)	2,503,999	11,307,895	285,211

EXPENSES
Advisory fee	30,752	209,047	5,467
Administration fees	56,530	218,110	15,927
Sub-transfer agent fee
Class A	90	1,875	128
Class I	—	594	904
Distribution fees
Class A	333	4,482	635
Custodian fees	13,590	13,624	13,136
Trustees’ fees and expenses	22,064	22,087	22,055
Transfer agent fees	41,815	42,549	31,941
Registration and filing fees	43,263	54,118	41,389
Professional fees and expenses	41,790	41,814	27,747
Printing and postage fees	18,209	16,344	15,470
Insurance expense	221	386	17

TOTAL EXPENSES	268,657	625,030	174,816

Expenses waived/reimbursed by the Adviser	(186,229)	(269,672)	(164,052)

NET EXPENSES	82,428	355,358	10,764

NET INVESTMENT INCOME (LOSS)	2,421,571	10,952,537	274,447

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(123,311)	18,089,262	744,087
Capital gain distributions from corresponding affiliated Portfolio	—	2,097,454	623,039

Net realized gain (loss)	(123,311)	20,186,716	1,367,126

Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	847,638	50,094,878	1,339,927
NET REALIZED AND UNREALIZED GAIN (LOSS)	724,327	70,281,594	2,707,053

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,145,898	$81,234,131	$2,981,500

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Year Ended December 31, 2017

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,421,571	$1,277,712	$10,952,537	$2,975,353	$274,447	$109,227
Net realized gain (loss)	(123,311)	197,087	20,186,716	(2,955,156)	1,367,126	95,812
Net change in unrealized appreciation/depreciation	847,638	(741,648)	50,094,878	6,185,977	1,339,927	1,057,970

Net increase (decrease) in net assets resulting from operations	3,145,898	733,151	81,234,131	6,206,174	2,981,500	1,263,009

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(2,944)	(3,618)	(22,917)	(19,511)	(19,983)	(1,186)
Class I	(270,047)	(99,762)	(26,359)	(5,566)	(93,439)	(2,663)
Class K	(2,146,127)	(1,273,579)	(12,035,422)	(2,954,328)	(425,860)	(163,533)

Total distributions from net investment income	(2,419,118)	(1,376,959)	(12,084,698)	(2,979,405)	(539,282)	(167,382)

Net Realized Gains
Class A	(269)	(143)	(12,480)	—	(29,525)	(5)
Class I	(9,292)	(8,369)	(12,975)	—	(122,787)	(10)
Class K	(83,519)	(51,264)	(5,924,470)	—	(559,618)	(591)

Total distributions from net realized gains	(93,080)	(59,776)	(5,949,925)	—	(711,930)	(606)

Total distributions to shareholders	(2,512,198)	(1,436,735)	(18,034,623)	(2,979,405)	(1,251,212)	(167,988)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class A
Proceeds from sale of shares sold	279,238	25,519	964,577	1,529,865	985,177	2,000
Reinvestment of distributions	2,143	2,814	35,397	18,958	42,820	23
Cost of shares redeemed	(153,080)	—	(2,022,178)	(3,212)	(145,350)	—

Net increase (decrease) from capital share transactions	128,301	28,333	(1,022,204)	1,545,611	882,647	2,023

Class I
Proceeds from sale of shares sold	2,050,309	8,726,563	676,051	461,922	4,032,197	179,144
Reinvestment of distributions	85,288	84,817	39,333	4,904	216,225	1,219
Cost of shares redeemed	(3,817,467)	(1,036,767)	(413,077)	(43,088)	(440,293)	—

Net increase (decrease) from capital share transactions	(1,681,870)	7,774,613	302,307	423,738	3,808,129	180,363

Class K
Proceeds from sale of shares sold	39,320,634	34,423,585	299,071,533	179,462,524	8,509,161	9,280,415
Reinvestment of distributions	2,209,176	1,313,224	16,548,709	2,954,328	940,462	164,124
Cost of shares redeemed	(21,154,747)	(8,159,404)	(143,968,371)	(20,555,137)	(6,508,163)	(337,475)

Net increase (decrease) from capital share transactions	20,375,063	27,577,405	171,651,871	161,861,715	2,941,460	9,107,064

Net increase (decrease) in net assets from beneficial interest transactions	18,821,494	35,380,351	170,931,974	163,831,064	7,632,236	9,289,450

Net increase (decrease) in net assets during the period	19,455,194	34,676,767	234,131,482	167,057,833	9,362,524	10,384,471

Net assets at beginning of period	89,010,324	54,333,557	224,361,107	57,303,274	14,509,417	4,124,946

NET ASSETS AT END OF PERIOD	$108,465,518	$89,010,324	$458,492,589	$224,361,107	$23,871,941	$14,509,417

Undistributed (distribution in excess of) net investment income (loss)	$1,658	$—	$—	$—	$—	$2,247

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the Year Ended December 31, 2017

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	$28,379	$2,536	$92,268	$172,029	$80,265	$202
Reinvestment of distributions	218	282	3,355	2,189	3,574	2
Shares redeemed	(15,694)	—	(187,618)	(365)	(11,836)	—

Net increase (decrease)	12,903	2,818	(91,995)	173,853	72,003	204

Class I
Shares sold	208,151	899,938	71,898	56,831	337,993	17,279
Reinvestment of distributions	8,660	8,500	3,728	567	18,049	113
Shares redeemed	(385,999)	(103,787)	(39,309)	(5,069)	(37,895)	—

Net increase (decrease)	(169,188)	804,651	36,317	52,329	318,147	17,392

Class K
Shares sold	3,978,064	3,420,492	29,446,359	20,681,990	751,517	916,650
Reinvestment of distributions	224,438	131,785	1,567,113	341,541	78,503	15,239
Shares redeemed	(2,142,554)	(813,019)	(13,697,753)	(2,360,232)	(582,563)	(33,261)

Net increase (decrease)	2,059,948	2,739,258	17,315,719	18,663,299	247,457	898,628

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.75	$9.75	$10.14		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.16	0.21		0.02
Net realized and unrealized gain (loss)	0.08	0.03	(0.18)		0.16

Total from investment operations	0.29	0.19	0.03		0.18

Distributions to shareholders from:
Net investment income	(0.21)	(0.18)	(0.26)		(0.04)
Net realized gains	(0.01)	(0.01)	(0.14)		—
Return of Capital	—	—	(0.02)		—

Total distributions	(0.22)	(0.19)	(0.42)		(0.04)

Net asset value, end of period	$9.82	$9.75	$9.75		$10.14

Total return (b)	2.93%	1.91%	0.35%		1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$340	$211	$184		$51
Ratios to Average Net Assets:
Total expenses (c)	0.58%	0.67%	0.66%		0.91	%(d)
Net expenses (c)	0.40%	0.40%	0.31%		0.52	%(d)
Net investment income (loss)	2.11%	1.65%	2.11%		0.58	%(d)
Portfolio turnover rate (e)	99%	194%	62	%(f)	16	%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.76	$9.74	$10.13		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.18	0.20		0.08
Net realized and unrealized gain (loss)	0.09	0.06	(0.14)		0.09

Total from investment operations	0.32	0.24	0.06		0.17

Distributions to shareholders from:
Net investment income	(0.23)	(0.21)	(0.29)		(0.04)
Net realized gains	(0.01)	(0.01)	(0.14)		—
Return of Capital	—	—	(0.02)		—

Total distributions	(0.24)	(0.22)	(0.45)		(0.04)

Net asset value, end of period	$9.84	$9.76	$9.74		$10.13

Total return (b)	3.29%	2.37%	0.60%		1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,807	$12,370	$4,508		$4,484
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.33%	0.41%		0.88	%(d)
Net expenses (c)	0.08%	0.06%	0.06%		0.28	%(d)
Net investment income (loss)	2.30%	1.83%	1.95%		2.91	%(d)
Portfolio turnover rate (e)	99%	194%	62	%(f)	16	%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.75	$9.74	$10.14		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.20	0.20		0.04
Net realized and unrealized gain (loss)	0.09	0.03	(0.15)		0.15

Total from investment operations	0.32	0.23	0.05		0.19

Distributions to shareholders from:
Net investment income	(0.23)	(0.21)	(0.29)		(0.05)
Net realized gains	(0.01)	(0.01)	(0.14)		—
Return of Capital	—	—	(0.02)		—

Total distributions	(0.24)	(0.22)	(0.45)		(0.05)

Net asset value, end of period	$9.83	$9.75	$9.74		$10.14

Total return (b)	3.30%	2.27%	0.54%		1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97,318	$76,429	$49,641		$70,950
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.33%	0.41%		0.50	%(d)
Net expenses (c)	0.08%	0.06%	0.06%		0.09	%(d)
Net investment income (loss)	2.37%	1.98%	1.88%		1.33	%(d)
Portfolio turnover rate (e)	99%	194%	62	%(f)	16	%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74	$8.45	$9.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.31	0.15	0.04
Net realized and unrealized gain (loss)	2.25	0.09	(0.71)	(0.83)

Total from investment operations	2.33	0.40	(0.56)	(0.79)

Distributions to shareholders from:
Net investment income	(0.26)	(0.11)	(0.16)	(0.04)
Net realized gains	(0.14)	—	—	—

Total distributions	(0.40)	(0.11)	(0.16)	(0.04)

Net asset value, end of period	$10.67	$8.74	$8.45	$9.17

Total return (b)	26.68%	4.75%	(6.17)%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$927	$1,564	$42	$46
Ratios to Average Net Assets:
Total expenses (c)	0.53%	0.58%	0.70%	1.17	%(d)
Net expenses (c)	0.44%	0.42%	0.32%	0.60	%(d)
Net investment income (loss)	0.79%	3.51%	1.64%	1.55	%(d)
Portfolio turnover rate (e)	2%	8%	3%	0	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74	$8.45	$9.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.17	0.18	0.05
Net realized and unrealized gain (loss)	2.14	0.25	(0.72)	(0.83)

Total from investment operations	2.35	0.42	(0.54)	(0.78)

Distributions to shareholders from:
Net investment income	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	(0.14)	—	—	—

Total distributions	(0.42)	(0.13)	(0.18)	(0.05)

Net asset value, end of period	$10.67	$8.74	$8.45	$9.17

Total return (b)	27.00%	5.02%	(5.94)%	(7.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$999	$501	$42	$46
Ratios to Average Net Assets:
Total expenses (c)	0.23%	0.32%	0.45%	0.92	%(d)
Net expenses (c)	0.15%	0.16%	0.06%	0.35	%(d)
Net investment income (loss)	2.12%	2.01%	1.89%	1.81	%(d)
Portfolio turnover rate (e)	2%	8%	3%	0	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.74	$8.45	$9.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.20	0.24	0.05
Net realized and unrealized gain (loss)	2.04	0.22	(0.78)	(0.83)

Total from investment operations	2.36	0.420	(0.54)	(0.78)

Distributions to shareholders from:
Net investment income	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	(0.14)	—	—	—

Total distributions	(0.42)	(0.13)	(0.18)	(0.05)

Net asset value, end of period	$10.68	$8.74	$8.45	$9.17

Total return (b)	27.11%	5.02%	(5.94)%	(7.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$456,567	$222,297	$57,219	$40,800
Ratios to Average Net Assets:
Total expenses (c)	0.18%	0.23%	0.45%	0.73	%(d)
Net expenses (c)	0.10%	0.07%	0.06%	0.15	%(d)
Net investment income (loss)	3.16%	2.28%	2.59%	2.00	%(d)
Portfolio turnover rate (e)	2%	8%	3%	0	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16		For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.67	$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.07		0.05
Net realized and unrealized gain (loss)	1.37	1.41		(0.69)

Total from investment operations	1.90	1.48		(0.64)

Distributions to shareholders from:
Net investment income	(0.25)	(0.11)		(0.06)
Net realized gains	(0.37)	(0.00	)(b)	—

Total distributions	(0.62)	(0.11)		(0.06)

Net asset value, end of period	$11.95	$10.67		$9.30

Total return (c)	17.87%	15.67%		(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$988	$114		$97
Ratios to Average Net Assets:
Total expenses (d)	1.10%	2.48%		5.08	%(e)
Net expenses (d)	0.35%	0.30%		0.30	%(e)
Net investment income (loss)	4.60%	0.69%		2.55	%(e)
Portfolio turnover rate (f)	21%	21%		8	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16		For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.67	$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.14		0.06
Net realized and unrealized gain (loss)	1.53	1.37		(0.70)

Total from investment operations	1.93	1.51		(0.64)

Distributions to shareholders from:
Net investment income	(0.28)	(0.14)		(0.06)
Net realized gains	(0.37)	(0.00	)(b)	—

Total distributions	(0.65)	(0.14)		(0.06)

Net asset value, end of period	$11.95	$10.67		$9.30

Total return (c)	18.16%	15.96%		(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,135	$297		$97
Ratios to Average Net Assets:
Total expenses (d)	0.90%	2.22%		4.83	%(e)
Net expenses (d)	0.11%	0.05%		0.05	%(e)
Net investment income (loss)	3.42%	1.42%		2.80	%(e)
Portfolio turnover rate (f)	21%	21%		8	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16		For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$10.67	$9.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.15		0.06
Net realized and unrealized gain (loss)	1.78	1.36		(0.70)

Total from investment operations	1.93	1.51		(0.64)

Distributions to shareholders from:
Net investment income	(0.28)	(0.14)		(0.06)
Net realized gains	(0.37)	(0.00	)(b)	—

Total distributions	(0.65)	(0.14)		(0.06)

Net asset value, end of period	$11.95	$10.67		$9.30

Total return (c)	18.16%	16.21%		(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,750	$14,098		$3,930
Ratios to Average Net Assets:
Total expenses (d)	0.96%	2.21%		4.71	%(e)
Net expenses (d)	0.05%	0.05%		0.05	%(e)
Net investment income (loss)	1.29%	1.51%		1.49	%(e)
Portfolio turnover rate (f)	21%	21%		8	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
U.S. Treasury Obligations	35.3%
U.S. Government Agency Obligations	29.2
Corporate Bonds & Notes	25.2
Foreign Government Obligations	4.0
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.4
Short-Term Investment	6.9
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Banks	5.6%
Oil & Gas	1.8
Electric	1.5
Telecommunications	1.3
Pharmaceuticals	1.2
TOTAL	11.4%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	101.7%
Rights	0.0 *
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Banks	16.1%
Pharmaceuticals	5.8
Oil & Gas	5.8
Insurance	5.7
Telecommunications	4.8
TOTAL	38.2%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	99.7%
Rights	0.0 *
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Real Estate Investment Trusts	9.1%
Banks	6.9
Software	6.1
Commercial Services	5.4
Retail	3.8
TOTAL	31.3%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$26,191
Omnicom Group, Inc. 3.60%, 4/15/2026	100,000	100,876
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,745

		152,812

AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	34,568
3.38%, 6/15/2046	25,000	24,346
3.65%, 3/1/2047	100,000	101,256
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	53,222
General Dynamics Corp. 2.25%, 11/15/2022	25,000	24,659
Harris Corp. 3.83%, 4/27/2025	50,000	51,822
L3 Technologies, Inc.:
3.85%, 12/15/2026	50,000	51,454
4.95%, 2/15/2021	25,000	26,513
Lockheed Martin Corp.:
2.50%, 11/23/2020	100,000	100,713
3.55%, 1/15/2026	100,000	103,909
3.60%, 3/1/2035	50,000	50,365
4.70%, 5/15/2046	110,000	128,473
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	148,871
2.93%, 1/15/2025	150,000	148,983
3.25%, 8/1/2023	200,000	204,072
3.25%, 1/15/2028	150,000	150,256
4.03%, 10/15/2047	200,000	208,742
4.75%, 6/1/2043	25,000	28,809
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,590
4.20%, 12/15/2044	25,000	27,914
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	200,088
3.50%, 3/15/2027	136,000	138,267
4.35%, 4/15/2047	100,000	108,926
United Technologies Corp.:
1.90%, 5/4/2020	300,000	297,084
1.95%, 11/1/2021	150,000	146,547
2.65%, 11/1/2026	50,000	48,198
3.13%, 5/4/2027	200,000	199,926
4.50%, 6/1/2042	250,000	277,122
6.13%, 7/15/2038	50,000	66,328

		3,177,023

AGRICULTURE — 0.4%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	150,971
2.85%, 8/9/2022	200,000	201,336
4.00%, 1/31/2024	25,000	26,557
4.50%, 5/2/2043	25,000	27,176
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	50,000	50,878
4.02%, 4/16/2043	50,000	52,767
BAT Capital Corp.:
2.76%, 8/15/2022 (b)	300,000	297,996
3.22%, 8/15/2024 (b)	50,000	49,959
3.56%, 8/15/2027 (b)	100,000	100,100
4.39%, 8/15/2037 (b)	285,000	299,065
4.54%, 8/15/2047 (b)	105,000	110,829
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	30,000	29,549
Philip Morris International, Inc.:
1.63%, 2/21/2019	100,000	99,452
1.88%, 1/15/2019	50,000	49,885
2.00%, 2/21/2020	150,000	149,043
2.13%, 5/10/2023	75,000	72,351
2.63%, 2/18/2022	25,000	24,992
2.75%, 2/25/2026	125,000	122,402
3.13%, 3/2/2028	200,000	199,266
4.13%, 3/4/2043	25,000	25,804
4.50%, 3/26/2020	25,000	26,161
4.50%, 3/20/2042	50,000	54,345
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,245
5.70%, 8/15/2035	25,000	29,831
5.85%, 8/15/2045	175,000	218,328

		2,521,288

AIRLINES — 0.1%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	20,767	21,121
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	100,000	100,180
Delta Air Lines, Inc.:
2.88%, 3/13/2020	100,000	100,494
3.63%, 3/15/2022	250,000	254,268
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,188
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	49,611

		550,862

APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,593
3.88%, 11/1/2045	30,000	31,317

		78,910

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,797
Series MTN, 2.00%, 11/13/2019	250,000	249,130

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series MTN, 2.25%, 8/15/2019	$25,000	$25,035
Series MTN, 2.45%, 9/24/2020	75,000	75,198
Series MTN, 2.90%, 2/16/2024	50,000	50,271
Ford Motor Co.:
4.35%, 12/8/2026	100,000	104,462
4.75%, 1/15/2043	50,000	50,811
5.29%, 12/8/2046	100,000	108,803
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	150,000	149,166
2.68%, 1/9/2020	300,000	300,612
2.98%, 8/3/2022	200,000	198,986
3.10%, 5/4/2023	100,000	99,371
3.34%, 3/18/2021	150,000	152,424
Series GMTN, 4.39%, 1/8/2026	100,000	104,884
General Motors Co.:
5.15%, 4/1/2038	200,000	213,234
6.60%, 4/1/2036	100,000	121,818
6.75%, 4/1/2046	25,000	31,525
General Motors Financial Co., Inc.:
2.40%, 5/9/2019	200,000	199,832
3.15%, 1/15/2020	35,000	35,371
3.15%, 6/30/2022	250,000	250,120
3.20%, 7/13/2020	25,000	25,313
3.20%, 7/6/2021	100,000	100,812
3.45%, 1/14/2022	50,000	50,657
3.70%, 5/9/2023	100,000	102,004
3.95%, 4/13/2024	150,000	154,428
4.00%, 1/15/2025	35,000	36,037
4.35%, 1/17/2027	185,000	192,457
5.25%, 3/1/2026	100,000	109,792
PACCAR Financial Corp.
Series MTN, 2.30%, 8/10/2022	50,000	49,401
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,379
Series GMTN, 1.90%, 4/8/2021	275,000	271,177
Series GMTN, 2.80%, 7/13/2022	25,000	25,282
Series MTN, 1.40%, 5/20/2019	75,000	74,293
Series MTN, 1.70%, 2/19/2019	25,000	24,905
Series MTN, 2.10%, 1/17/2019	50,000	50,024
Series MTN, 2.15%, 9/8/2022	50,000	49,174
Series MTN, 2.90%, 4/17/2024	50,000	50,533

		4,011,518

AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	26,509
4.40%, 10/1/2046	30,000	31,086
Lear Corp. 5.25%, 1/15/2025	20,000	21,379

		78,974

BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	249,225
Series MTN, 2.30%, 6/1/2021	100,000	99,077
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,217
Banco Santander SA 3.13%, 2/23/2023	200,000	198,904
Bank of America Corp.:
6.11%, 1/29/2037	75,000	95,848
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	216,802
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b) (c)	96,000	96,215
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b) (c)	110,000	109,857
3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	500,000	498,140
Series GMTN, 2.63%, 4/19/2021	600,000	603,042
Series GMTN, 3.50%, 4/19/2026	130,000	133,045
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	250,000	249,450
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	254,205
Series L, 2.60%, 1/15/2019	8,000	8,031
Series L, 2.65%, 4/1/2019	300,000	301,989
Series L, 3.95%, 4/21/2025	50,000	51,683
Series MTN, 2.50%, 10/21/2022	50,000	49,464
Series MTN, 3.25%, 10/21/2027	400,000	396,388
Series MTN, 4.00%, 4/1/2024	50,000	52,808
Series MTN, 4.13%, 1/22/2024	25,000	26,591
Series MTN, 4.20%, 8/26/2024	50,000	52,707
Series MTN, 4.88%, 4/1/2044	50,000	59,934
Series MTN, 5.00%, 1/21/2044	100,000	120,830
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	200,000	202,760
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	168,360
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	300,000	293,709
Series MTN, 2.55%, 11/6/2022	30,000	29,722
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	100,000	99,800
Series G, 3.00%, 2/24/2025	100,000	100,029
Series MTN, 2.05%, 5/3/2021	50,000	49,379
Series MTN, 2.20%, 3/4/2019	25,000	25,036
Series MTN, 2.20%, 8/16/2023	200,000	193,824
Series MTN, 3.25%, 5/16/2027	100,000	100,881
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	99,765
2.70%, 3/7/2022	100,000	99,978
Series BKNT, 1.95%, 1/15/2019	100,000	99,842

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 3/22/2021	$200,000	$199,742
Barclays Bank PLC 5.14%, 10/14/2020	100,000	105,860
Barclays PLC:
3.20%, 8/10/2021	200,000	201,344
3.68%, 1/10/2023	200,000	203,014
4.38%, 1/12/2026	50,000	52,088
4.84%, 5/9/2028	200,000	207,942
5.20%, 5/12/2026	75,000	80,069
5.25%, 8/17/2045	25,000	29,088
BB&T Corp.:
Series MTN, 2.25%, 2/1/2019	25,000	25,025
Series MTN, 2.63%, 6/29/2020	50,000	50,314
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	107,334
Series MTN, 4.25%, 10/15/2024	250,000	262,945
BPCE SA
Series MTN, 2.50%, 7/15/2019	100,000	100,371
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	249,220
3.63%, 9/16/2025	25,000	25,921
Series BKNT, 1.45%, 5/10/2019	50,000	49,544
Canadian Imperial Bank of Commerce 2.55%, 6/16/2022	50,000	49,613
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,067
2.50%, 5/12/2020	500,000	499,635
3.30%, 10/30/2024	100,000	99,642
3.75%, 7/28/2026	125,000	124,441
Capital One NA/Mclean:
Series BKNT, 1.85%, 9/13/2019	250,000	247,588
Series BKNT, 2.95%, 7/23/2021	75,000	75,440
Citibank NA Series BKNT, 2.10%, 6/12/2020	250,000	248,153
Citigroup, Inc.:
2.05%, 6/7/2019	300,000	299,070
2.35%, 8/2/2021	50,000	49,449
2.45%, 1/10/2020	300,000	300,138
2.55%, 4/8/2019	50,000	50,165
2.70%, 3/30/2021	175,000	175,583
2.70%, 10/27/2022	250,000	247,665
2.90%, 12/8/2021	250,000	251,303
3.20%, 10/21/2026	300,000	297,645
3.75%, 6/16/2024	25,000	25,931
4.13%, 7/25/2028	70,000	72,222
4.30%, 11/20/2026	50,000	52,282
4.45%, 9/29/2027	150,000	158,430
4.65%, 7/30/2045	25,000	28,437
5.30%, 5/6/2044	50,000	58,987
6.68%, 9/13/2043	175,000	242,485
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	99,436
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	101,310
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	258,120
Citizens Bank NA/Providence:
2.25%, 10/30/2020	250,000	247,995
Series BKNT, 2.50%, 3/14/2019	50,000	50,125
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	100,036
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	50,000	50,061
3.88%, 2/8/2022	50,000	52,546
4.38%, 8/4/2025	250,000	264,155
4.50%, 1/11/2021	50,000	53,029
5.75%, 12/1/2043	50,000	63,396
Series GMTN, 2.50%, 1/19/2021	300,000	301,059
Credit Suisse AG 5.30%, 8/13/2019	100,000	104,767
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	300,000	301,356
3.13%, 12/10/2020	450,000	455,724
3.80%, 6/9/2023	150,000	154,603
Deutsche Bank AG:
2.50%, 2/13/2019	75,000	74,965
2.95%, 8/20/2020	50,000	50,086
3.70%, 5/30/2024	50,000	50,342
4.25%, 10/14/2021	200,000	207,874
Discover Bank 3.45%, 7/27/2026	25,000	24,679
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,045
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	49,534
Series BKNT, 3.85%, 3/15/2026	225,000	232,079
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	49,813
2.30%, 12/13/2019	50,000	49,895
2.35%, 11/15/2021	175,000	172,289
2.55%, 10/23/2019	25,000	25,062
2.60%, 12/27/2020	250,000	250,305
2.63%, 1/31/2019	200,000	200,854
2.63%, 4/25/2021	150,000	149,917
2.75%, 9/15/2020	250,000	251,083
2.88%, 2/25/2021	25,000	25,178
3.00%, 4/26/2022	250,000	250,930
3.50%, 1/23/2025	50,000	50,726
3.50%, 11/16/2026	250,000	251,037
3.63%, 1/22/2023	25,000	25,751
3.75%, 2/25/2026	50,000	51,327
4.00%, 3/3/2024	50,000	52,458

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.75%, 10/21/2045	$50,000	$57,156
5.95%, 1/15/2027	50,000	58,380
6.25%, 2/1/2041	200,000	269,022
6.75%, 10/1/2037	150,000	200,754
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	247,922
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	205,780
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	253,215
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	323,476
Series MTN, 4.80%, 7/8/2044	50,000	57,190
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	322,891
2.95%, 5/25/2021	250,000	251,815
4.30%, 3/8/2026	250,000	265,818
5.10%, 4/5/2021	50,000	53,724
5.25%, 3/14/2044	200,000	235,828
6.50%, 9/15/2037	200,000	263,696
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	260,330
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	250,430
Huntington Bancshares, Inc. 2.30%, 1/14/2022	25,000	24,594
Industrial & Commercial Bank of China, Ltd. Series MTN, 3.23%, 11/13/2019	50,000	50,434
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	54,688
JPMorgan Chase & Co.:
1.85%, 3/22/2019	350,000	348,750
2.20%, 10/22/2019	300,000	299,820
2.25%, 1/23/2020	150,000	149,890
2.35%, 1/28/2019	50,000	50,113
2.40%, 6/7/2021	550,000	547,107
2.70%, 5/18/2023	125,000	124,102
2.95%, 10/1/2026	350,000	343,731
2.97%, 1/15/2023	50,000	50,331
3.38%, 5/1/2023	75,000	76,228
3.88%, 2/1/2024	50,000	52,641
4.13%, 12/15/2026	50,000	52,739
4.25%, 10/1/2027	80,000	85,021
4.85%, 2/1/2044	50,000	59,161
4.95%, 6/1/2045	50,000	58,009
5.40%, 1/6/2042	50,000	63,030
5.50%, 10/15/2040	150,000	189,576
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	337,523
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	100,675
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	258,790
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	205,352
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	203,020
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	102,802
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	51,970
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	107,980
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	245,018
Series MTN, 3.40%, 5/20/2026	25,000	24,923
KeyCorp.
Series MTN, 2.90%, 9/15/2020	100,000	100,984
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,170
2.25%, 10/1/2021	50,000	49,952
Series GMTN, 1.75%, 7/27/2026	50,000	46,857
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	200,946
4.65%, 3/24/2026	100,000	105,614
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	198,070
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,056
2.67%, 7/25/2022	300,000	296,838
2.76%, 9/13/2026	25,000	23,924
3.00%, 2/22/2022	50,000	50,294
3.29%, 7/25/2027	50,000	49,677
3.68%, 2/22/2027	50,000	51,280
3.85%, 3/1/2026	25,000	25,894
Mizuho Financial Group, Inc. 2.95%, 2/28/2022	200,000	200,206
Morgan Stanley:
2.75%, 5/19/2022	150,000	149,400
2.80%, 6/16/2020	350,000	352,975
3.63%, 1/20/2027	100,000	102,320
3.95%, 4/23/2027	25,000	25,451
4.30%, 1/27/2045	50,000	53,905
4.38%, 1/22/2047	100,000	109,779
6.38%, 7/24/2042	65,000	90,354
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	100,921
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	103,236
Series GMTN, 2.38%, 7/23/2019	50,000	50,029
Series GMTN, 2.45%, 2/1/2019	550,000	551,172
Series GMTN, 2.50%, 4/21/2021	225,000	224,167
Series GMTN, 3.75%, 2/25/2023	50,000	51,787
Series GMTN, 3.88%, 1/27/2026	125,000	129,926
Series GMTN, 4.00%, 7/23/2025	500,000	523,605

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series GMTN, 4.35%, 9/8/2026	$50,000	$52,494
Series MTN, 2.63%, 11/17/2021	250,000	248,775
Series MTN, 3.13%, 7/27/2026	225,000	221,650
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	24,897
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,368
1.88%, 7/12/2021	250,000	243,922
2.50%, 7/12/2026	50,000	47,509
Northern Trust Corp. 3 Month USD LIBOR + 1.13% 3.38%, 5/8/2032 (c)	63,000	62,672
Oesterreichische Kontrollbank AG:
1.13%, 4/26/2019	25,000	24,706
1.63%, 3/12/2019	25,000	24,895
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	247,725
Series BKNT, 2.40%, 10/18/2019	200,000	200,240
Series BKNT, 2.63%, 2/17/2022	250,000	250,427
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	100,397
3.30%, 3/8/2022	50,000	51,335
3.90%, 4/29/2024	50,000	52,375
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,433
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	247,815
2.30%, 3/22/2021	125,000	124,382
Series GMTN, 1.63%, 4/15/2019	50,000	49,659
Series GMTN, 2.13%, 3/2/2020	100,000	99,628
Series GMTN, 2.50%, 1/19/2021	100,000	100,175
Series GMTN, 4.65%, 1/27/2026	100,000	107,743
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	76,278
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	250,517
Santander Holdings USA, Inc.:
3.40%, 1/18/2023 (b)	50,000	49,875
3.70%, 3/28/2022 (b)	60,000	60,795
4.40%, 7/13/2027 (b)	50,000	51,168
4.50%, 7/17/2025	50,000	52,105
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	100,418
3.57%, 1/10/2023	250,000	253,347
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	200,302
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	48,831
Sumitomo Mitsui Banking Corp. 1.97%, 1/11/2019	250,000	249,287
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,220
2.78%, 10/18/2022	100,000	99,352
2.78%, 7/12/2022	50,000	49,724
2.85%, 1/11/2022	250,000	250,233
2.93%, 3/9/2021	100,000	100,880
3.01%, 10/19/2026	50,000	48,723
3.36%, 7/12/2027	50,000	50,010
3.78%, 3/9/2026	30,000	30,969
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	49,915
Series BKNT, 2.45%, 8/1/2022	50,000	49,386
SunTrust Banks, Inc. 2.70%, 1/27/2022	50,000	49,957
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	166,300
Series GMTN, 2.40%, 10/1/2020	75,000	75,076
Synchrony Bank 3.00%, 6/15/2022	250,000	248,438
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,886
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	321,103
Series GMTN, 2.50%, 12/14/2020	50,000	50,147
Series MTN, 1.95%, 1/22/2019	50,000	49,916
UBS AG
Series GMTN, 2.35%, 3/26/2020	100,000	99,991
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,050
Series MTN, 2.35%, 1/29/2021	100,000	100,018
Series MTN, 3.10%, 4/27/2026	50,000	49,629
Series MTN, 3.60%, 9/11/2024	25,000	25,918
US Bank NA
Series BKNT, 1.40%, 4/26/2019	350,000	346,875
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	295,137
2.15%, 1/15/2019	25,000	25,017
2.50%, 3/4/2021	50,000	49,973
3.00%, 10/23/2026	250,000	245,053
3.07%, 1/24/2023	250,000	252,222
4.13%, 8/15/2023	25,000	26,348
4.48%, 1/16/2024	25,000	26,899
5.61%, 1/15/2044	325,000	400,819
Series GMTN, 4.30%, 7/22/2027	50,000	53,196
Series GMTN, 4.90%, 11/17/2045	150,000	169,726

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series MTN, 2.63%, 7/22/2022	$365,000	$362,876
Series MTN, 3.00%, 1/22/2021	50,000	50,711
Series MTN, 3.30%, 9/9/2024	150,000	152,197
Series MTN, 3.55%, 9/29/2025	50,000	51,327
Series MTN, 4.75%, 12/7/2046	150,000	167,290
Series MTN, 3 Month USD
LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	356,569
Wells Fargo Bank NA Series BKNT, 2.15%, 12/6/2019	300,000	299,472
Wells Fargo Capital 5.95%, 12/1/2086	25,000	28,424
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	199,134
2.25%, 1/17/2019	125,000	125,166
2.80%, 1/11/2022	100,000	100,780
2.85%, 5/13/2026	50,000	48,796
3.35%, 3/8/2027	150,000	151,440

		38,520,343

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	350,000	349,286
2.15%, 2/1/2019	25,000	25,013
2.65%, 2/1/2021	455,000	457,666
3.30%, 2/1/2023	350,000	358,036
3.65%, 2/1/2026	250,000	257,950
4.70%, 2/1/2036	425,000	476,442
4.90%, 2/1/2046	475,000	550,463
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	49,625
3.75%, 1/15/2022	200,000	208,970
3.75%, 7/15/2042	50,000	48,725
4.95%, 1/15/2042	250,000	289,578
Coca-Cola Co.:
1.38%, 5/30/2019	275,000	272,715
1.55%, 9/1/2021	200,000	195,108
2.25%, 9/1/2026	25,000	23,772
2.88%, 10/27/2025	25,000	25,035
3.20%, 11/1/2023	25,000	25,940
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	49,660
3.75%, 5/1/2021	5,000	5,166
3.88%, 11/15/2019	5,000	5,133
4.25%, 5/1/2023	25,000	26,487
4.50%, 5/9/2047	50,000	54,651
6.00%, 5/1/2022	5,000	5,591
Diageo Capital PLC 2.63%, 4/29/2023	75,000	74,899
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	27,483
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	50,000	50,529
Molson Coors Brewing Co.:
2.10%, 7/15/2021	50,000	48,986
2.25%, 3/15/2020	50,000	49,753
3.00%, 7/15/2026	50,000	48,925
4.20%, 7/15/2046	30,000	30,610
PepsiCo, Inc.:
1.50%, 2/22/2019	135,000	134,314
1.70%, 10/6/2021	150,000	146,413
1.85%, 4/30/2020	25,000	24,824
2.00%, 4/15/2021	250,000	247,623
2.15%, 10/14/2020	50,000	49,897
2.25%, 5/2/2022	300,000	297,054
2.85%, 2/24/2026	85,000	84,353
3.45%, 10/6/2046	150,000	145,495
3.60%, 3/1/2024	25,000	26,224
4.45%, 4/14/2046	75,000	85,177
4.60%, 7/17/2045	25,000	28,964

		5,362,535

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	194,970
2.20%, 5/22/2019	50,000	50,008
2.65%, 5/11/2022	150,000	149,524
3.63%, 5/22/2024	100,000	103,941
4.40%, 5/1/2045	50,000	54,229
4.56%, 6/15/2048	200,000	223,552
4.66%, 6/15/2051	225,000	251,631
6.38%, 6/1/2037	50,000	64,704
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,148
4.00%, 6/23/2025	25,000	25,839
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,361
4.05%, 9/15/2025	50,000	52,945
5.20%, 9/15/2045	25,000	29,723
Celgene Corp.:
2.88%, 8/15/2020	225,000	227,101
3.63%, 5/15/2024	25,000	25,734
3.88%, 8/15/2025	25,000	25,913
4.35%, 11/15/2047	225,000	234,358
4.63%, 5/15/2044	50,000	53,421
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,880
2.55%, 9/1/2020	250,000	252,160
2.95%, 3/1/2027	25,000	24,583
3.65%, 3/1/2026	85,000	88,212
4.15%, 3/1/2047	120,000	127,686
4.40%, 12/1/2021	25,000	26,667
4.50%, 2/1/2045	25,000	27,753
4.60%, 9/1/2035	100,000	112,188
4.75%, 3/1/2046	25,000	28,908
4.80%, 4/1/2044	25,000	28,968

		2,540,107

CHEMICALS — 0.4%
Agrium, Inc. 4.13%, 3/15/2035	25,000	25,765
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,641

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
5.88%, 6/15/2021	$10,000	$10,947
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	276,598
4.25%, 11/15/2020	25,000	26,094
4.25%, 10/1/2034	50,000	52,518
4.38%, 11/15/2042	50,000	52,529
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	26,024
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	183,000	182,755
3.63%, 1/15/2021	25,000	25,860
4.63%, 1/15/2020	50,000	52,400
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	27,981
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	26,351
5.00%, 4/15/2019	100,000	102,644
5.75%, 4/15/2024	100,000	113,819
Monsanto Co.:
2.13%, 7/15/2019	200,000	199,144
2.75%, 7/15/2021	50,000	50,157
4.70%, 7/15/2064	25,000	26,054
Mosaic Co.:
4.05%, 11/15/2027	250,000	250,545
5.63%, 11/15/2043	25,000	27,062
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	48,856
4.00%, 12/15/2026	50,000	51,973
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	24,988
Praxair, Inc.:
3.20%, 1/30/2026	25,000	25,570
3.55%, 11/7/2042	25,000	25,377
RPM International, Inc.:
3.75%, 3/15/2027	50,000	50,664
4.25%, 1/15/2048	200,000	199,326
5.25%, 6/1/2045	25,000	28,807
Sherwin-Williams Co.:
2.25%, 5/15/2020	50,000	49,853
2.75%, 6/1/2022	200,000	199,414
3.45%, 6/1/2027	30,000	30,471
4.50%, 6/1/2047	150,000	164,584
Westlake Chemical Corp.:
4.63%, 2/15/2021	100,000	102,323
5.00%, 8/15/2046	100,000	112,231

		2,680,325

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,050
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	148,210
2.70%, 11/1/2026	150,000	144,029
4.35%, 12/8/2021	20,000	21,269
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	54,515
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,315
2.75%, 12/15/2021	200,000	200,434
Northwestern University Series 2017, 3.66%, 12/1/2057	. 150,000	152,175
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	219,748
S&P Global, Inc. 3.30%, 8/14/2020	50,000	50,919
University of Southern California 3.03%, 10/1/2039	25,000	23,577

		1,085,241

CONSTRUCTION MATERIALS — 0.1%
Johnson Controls International PLC:
4.50%, 2/15/2047	70,000	76,645
3.63%, 7/2/2024 (d)	25,000	25,911
Masco Corp.:
3.50%, 4/1/2021	30,000	30,413
4.38%, 4/1/2026	170,000	179,607
Owens Corning 4.30%, 7/15/2047	100,000	98,612

		411,188

DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	55,022

DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	150,000	148,362
3.95%, 2/1/2022	150,000	154,650
4.50%, 5/15/2021	300,000	314,643
Air Lease Corp.:
2.75%, 1/15/2023	50,000	49,335
3.00%, 9/15/2023	25,000	24,824
3.63%, 4/1/2027	70,000	70,015
4.25%, 9/15/2024	25,000	26,198
American Express Co.:
2.20%, 10/30/2020	60,000	59,542
2.50%, 8/1/2022	250,000	246,972
3.00%, 10/30/2024	100,000	99,690
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	49,997
Series GMTN, 2.25%, 8/15/2019	50,000	50,008
Series MTN, 2.25%, 5/5/2021	350,000	346,839
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	52,141

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Ares Capital Corp. 3.50%, 2/10/2023	$50,000	$49,299
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,682
3.50%, 3/18/2024	25,000	26,034
Brookfield Finance, Inc. 4.70%, 9/20/2047	50,000	52,357
Cboe Global Markets, Inc. 1.95%, 6/28/2019	30,000	29,794
Charles Schwab Corp.:
3.20%, 1/25/2028	50,000	50,282
3.45%, 2/13/2026	50,000	51,275
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	68,820
Discover Financial Services:
3.85%, 11/21/2022	50,000	51,293
4.10%, 2/9/2027	75,000	76,847
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	173,436
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	153,514
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	200,000	199,000
4.42%, 11/15/2035	550,000	595,485
HSBC Finance Corp. 6.68%, 1/15/2021	8,000	8,895
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,519
3.75%, 12/1/2025	180,000	189,351
Invesco Finance PLC 3.75%, 1/15/2026	50,000	51,691
Jefferies Group LLC:
4.85%, 1/15/2027	90,000	95,981
6.50%, 1/20/2043	50,000	58,596
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	50,000	49,753
2.95%, 2/7/2024	100,000	100,623
4.02%, 11/1/2032	50,000	52,697
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	78,424
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	200,000	200,814
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,875
3.70%, 7/18/2027	50,000	50,388
Synchrony Financial:
2.60%, 1/15/2019	50,000	50,102
4.50%, 7/23/2025	50,000	52,246
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	151,558
5.60%, 12/1/2019	25,000	26,508
Visa, Inc.:
2.80%, 12/14/2022	75,000	76,060
3.15%, 12/14/2025	250,000	255,508
3.65%, 9/15/2047	200,000	205,072
4.15%, 12/14/2035	50,000	55,368
4.30%, 12/14/2045	50,000	56,951

		5,274,314

ELECTRIC — 1.5%
AEP Texas, Inc.:
2.40%, 10/1/2022 (b)	150,000	147,684
3.80%, 10/1/2047 (b)	25,000	25,803
AEP Transmission Co. LLC 3.75%, 12/1/2047 (b)	100,000	102,800
Alabama Power Co. 3.85%, 12/1/2042	75,000	77,319
Ameren Corp. 3.65%, 2/15/2026	50,000	51,125
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	51,153
4.15%, 3/15/2046	50,000	54,979
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	50,699
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	27,557
7.00%, 4/1/2038	25,000	35,601
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	25,695
4.35%, 11/15/2045	50,000	55,904
Avangrid, Inc. 3.15%, 12/1/2024	50,000	49,836
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	66,706
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	230,527
4.50%, 2/1/2045	50,000	55,927
5.15%, 11/15/2043	150,000	181,742
6.50%, 9/15/2037	40,000	56,053
Black Hills Corp. 3.15%, 1/15/2027	25,000	24,373
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	100,000	98,993
Series Z, 2.40%, 9/1/2026	50,000	47,478
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	22,069
CMS Energy Corp. 3.45%, 8/15/2027	50,000	50,403
Commonwealth Edison Co. 4.00%, 8/1/2020	100,000	103,818
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	151,623
Series A, 4.15%, 6/1/2045	100,000	110,223
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	52,150
4.45%, 3/15/2044	75,000	85,253
Series 06-B, 6.20%, 6/15/2036	. 25,000	33,365
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	177,226
Consumers Energy Co. 3.25%, 8/15/2046	50,000	47,914

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
2.58%, 7/1/2020	$300,000	$299,916
4.10%, 4/1/2021 (d)	150,000	155,905
4.70%, 12/1/2044	130,000	147,729
Series A, 1.88%, 1/15/2019	100,000	99,588
Series B, 2.75%, 1/15/2022	150,000	150,030
Series D, 2.85%, 8/15/2026	25,000	24,151
DTE Electric Co. 3.70%, 6/1/2046	75,000	77,308
DTE Energy Co.:
2.40%, 12/1/2019	25,000	24,982
Series B, 3.30%, 6/15/2022	175,000	177,796
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	157,692
4.25%, 12/15/2041	130,000	143,351
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	196,508
2.65%, 9/1/2026	50,000	47,914
3.15%, 8/15/2027	100,000	99,266
3.75%, 9/1/2046	150,000	148,617
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	252,755
6.40%, 6/15/2038	50,000	70,369
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	28,580
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	100,960
3.60%, 9/15/2047	50,000	50,204
4.20%, 8/15/2045	150,000	165,652
Edison International 2.95%, 3/15/2023	50,000	49,883
Emera US Finance L.P.:
2.15%, 6/15/2019	100,000	99,546
4.75%, 6/15/2046	130,000	142,804
Entergy Corp.:
2.95%, 9/1/2026	50,000	48,655
4.00%, 7/15/2022	50,000	52,268
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	24,210
3.25%, 4/1/2028	200,000	200,112
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	24,110
Eversource Energy Series K, 2.75%, 3/15/2022	50,000	50,043
Exelon Corp.:
3.40%, 4/15/2026	100,000	100,383
3.95%, 6/15/2025	50,000	52,078
5.10%, 6/15/2045	330,000	390,413
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	254,415
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	30,000	30,756
Series B, 4.25%, 3/15/2023	10,000	10,536
Series C, 4.85%, 7/15/2047	50,000	55,526
Series C, 7.38%, 11/15/2031	20,000	26,999
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,717
4.05%, 10/1/2044	50,000	54,775
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,352
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	50,055
ITC Holdings Corp. 3.35%, 11/15/2027 (b)	50,000	50,159
Kansas City Power & Light Co. 4.20%, 6/15/2047	25,000	26,494
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	100,000	99,964
2.80%, 1/15/2023	150,000	150,054
3.55%, 5/1/2027	100,000	101,928
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	25,086
Northern States Power Co. 3.60%, 9/15/2047	50,000	51,070
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,523
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047 (b)	100,000	103,950
7.50%, 9/1/2038	50,000	76,119
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	48,670
3.25%, 6/15/2023	50,000	50,664
3.30%, 3/15/2027	150,000	149,382
3.95%, 12/1/2047 (b)	200,000	200,458
4.75%, 2/15/2044	50,000	55,662
6.05%, 3/1/2034	50,000	63,053
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	77,092
5.00%, 3/15/2044	50,000	58,370
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	53,959
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	25,526
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	49,240
Series MTN, 3.60%, 12/1/2047	100,000	103,257
Series MTN, 3.65%, 9/1/2042	50,000	51,127
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	99,047
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	65,541
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	52,473
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	48,304
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	50,935
4.50%, 6/1/2064	35,000	36,265
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	204,762
4.50%, 9/1/2040	25,000	28,055
Series 13-A, 3.90%, 3/15/2043	50,000	52,595
Series C, 3.60%, 2/1/2045	50,000	50,370

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Southern Co.:
1.85%, 7/1/2019	$250,000	$248,358
2.35%, 7/1/2021	75,000	74,395
3.25%, 7/1/2026	50,000	49,131
4.25%, 7/1/2036	250,000	262,925
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	52,967
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	164,773
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	48,097
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	51,171
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	51,606
8.88%, 11/15/2038	50,000	86,022
Series B, 2.95%, 11/15/2026	30,000	29,707
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	25,628
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	32,227
Xcel Energy, Inc. 2.60%, 3/15/2022	200,000	199,496

		10,549,564

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,349
2.63%, 2/15/2023	25,000	24,857
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,590

		125,796

ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	49,529
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	49,071
3.88%, 1/12/2028	25,000	24,986
Corning, Inc.:
4.38%, 11/15/2057	25,000	24,815
5.75%, 8/15/2040	25,000	30,961
Fortive Corp. 3.15%, 6/15/2026	50,000	49,779
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	148,249
2.50%, 11/1/2026	150,000	145,266
3.35%, 12/1/2023	50,000	52,114
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	31,627
Koninklijke Philips NV 3.75%, 3/15/2022	50,000	52,039
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	51,810

		710,246

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	50,810

ENVIRONMENTAL CONTROL — 0.0% (a)
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	44,005
3.38%, 11/15/2027	60,000	60,531
3.55%, 6/1/2022	25,000	25,776
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	146,935
3.50%, 5/15/2024	25,000	25,883
3.90%, 3/1/2035	50,000	52,233

		355,363

FOOD — 0.3%
General Mills, Inc.:
2.20%, 10/21/2019	25,000	24,967
3.20%, 2/10/2027	100,000	99,904
3.65%, 2/15/2024	50,000	52,441
Hershey Co. 3.20%, 8/21/2025	25,000	25,308
JM Smucker Co.:
2.20%, 12/6/2019	100,000	99,901
2.50%, 3/15/2020	25,000	25,068
4.25%, 3/15/2035	50,000	52,942
Kellogg Co.:
4.15%, 11/15/2019	25,000	25,805
4.50%, 4/1/2046	100,000	106,073
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	100,556
3.00%, 6/1/2026	150,000	144,214
3.50%, 7/15/2022	50,000	51,163
3.95%, 7/15/2025	50,000	51,636
4.38%, 6/1/2046	50,000	49,525
5.20%, 7/15/2045	200,000	220,052
6.88%, 1/26/2039	50,000	65,552
Kroger Co.:
2.65%, 10/15/2026	50,000	46,718
3.70%, 8/1/2027	35,000	35,430
3.85%, 8/1/2023	75,000	78,037
4.45%, 2/1/2047	100,000	100,278
4.65%, 1/15/2048	100,000	102,792
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	106,181
Sysco Corp.:
3.25%, 7/15/2027	50,000	50,019
3.30%, 7/15/2026	100,000	100,489
3.75%, 10/1/2025	5,000	5,198
4.85%, 10/1/2045	5,000	5,695
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	153,378

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.50%, 6/15/2022	$30,000	$32,042
4.55%, 6/2/2047	35,000	38,226

		2,049,590

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027 (b)	200,000	198,374
4.50%, 8/1/2024	50,000	52,786
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	26,819
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,834
International Paper Co.:
3.00%, 2/15/2027	150,000	145,377
3.65%, 6/15/2024	25,000	25,880
4.40%, 8/15/2047	50,000	52,539
5.00%, 9/15/2035	100,000	113,178

		649,787

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	149,728
4.15%, 1/15/2043	25,000	26,926
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,415
3.60%, 12/15/2024	50,000	51,177
4.80%, 11/1/2043	25,000	27,883
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	49,746
NiSource Finance Corp.:
3.49%, 5/15/2027	50,000	50,847
4.38%, 5/15/2047	150,000	164,298
4.80%, 2/15/2044	30,000	33,817
Sempra Energy 3.25%, 6/15/2027	50,000	49,620
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,519
3.20%, 6/15/2025	50,000	50,747
3.75%, 9/15/2042	30,000	31,218
5.13%, 11/15/2040	25,000	31,370
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	160,867
5.25%, 8/15/2019	25,000	26,054

		980,232

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	285,000	285,108
2.90%, 11/30/2021	50,000	50,517
2.95%, 3/15/2025	75,000	73,723
3.40%, 11/30/2023	50,000	50,853
3.75%, 11/30/2026	150,000	154,018
4.75%, 11/30/2036	250,000	280,605
4.75%, 4/15/2043	25,000	27,772
4.90%, 11/30/2046	50,000	57,440
Baxter International, Inc. 3.50%, 8/15/2046	50,000	46,031
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,885
2.68%, 12/15/2019	44,000	44,161
2.89%, 6/6/2022	235,000	233,612
3.36%, 6/6/2024	50,000	50,135
3.70%, 6/6/2027	250,000	251,810
3.73%, 12/15/2024	50,000	51,111
4.67%, 6/6/2047	210,000	226,636
4.69%, 12/15/2044	25,000	27,400
Boston Scientific Corp. 3.38%, 5/15/2022	50,000	50,779
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,071
Danaher Corp. 2.40%, 9/15/2020	45,000	45,139
Medtronic Global Holdings SCA 1.70%, 3/28/2019	200,000	199,088
Medtronic, Inc.:
3.15%, 3/15/2022	150,000	153,519
3.50%, 3/15/2025	150,000	155,856
4.38%, 3/15/2035	75,000	84,421
4.63%, 3/15/2045	175,000	203,637
5.55%, 3/15/2040	25,000	31,684
Stryker Corp.:
2.00%, 3/8/2019	150,000	149,673
3.38%, 11/1/2025	25,000	25,603
3.50%, 3/15/2026	25,000	25,791
4.63%, 3/15/2046	25,000	28,451
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	251,580
3.30%, 2/15/2022	50,000	51,189
4.15%, 2/1/2024	25,000	26,501
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	100,055

		3,564,854

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,017
2.80%, 6/15/2023	200,000	197,004
3.88%, 8/15/2047	100,000	98,730
4.13%, 11/15/2042	25,000	25,408
Anthem, Inc.:
2.25%, 8/15/2019	50,000	49,880
2.50%, 11/21/2020	15,000	14,978
2.95%, 12/1/2022	50,000	50,042
3.30%, 1/15/2023	50,000	50,739
3.35%, 12/1/2024	50,000	50,686
3.50%, 8/15/2024	25,000	25,508
3.65%, 12/1/2027	130,000	132,466
4.38%, 12/1/2047	130,000	138,290
4.65%, 1/15/2043	50,000	54,945
Ascension Health 3.95%, 11/15/2046	150,000	157,711

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Catholic Health Initiatives 4.35%, 11/1/2042	$25,000	$23,790
Cigna Corp. 3.05%, 10/15/2027	50,000	48,919
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	52,136
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	26,148
Humana, Inc.:
2.50%, 12/15/2020	25,000	25,001
2.63%, 10/1/2019	50,000	50,093
2.90%, 12/15/2022	150,000	150,048
4.80%, 3/15/2047	100,000	112,784
4.95%, 10/1/2044	50,000	57,692
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	51,402
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	25,057
3.25%, 9/1/2024	100,000	100,012
4.70%, 2/1/2045	25,000	27,325
Magellan Health, Inc. 4.40%, 9/22/2024	25,000	25,114
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	26,425
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	51,044
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	99,885
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,128
4.70%, 3/30/2045	25,000	26,670
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	24,903
2.13%, 3/15/2021	150,000	148,680
2.38%, 10/15/2022	100,000	98,982
2.70%, 7/15/2020	105,000	106,158
2.88%, 3/15/2022	25,000	25,298
3.10%, 3/15/2026	50,000	50,415
3.38%, 4/15/2027	100,000	102,857
3.75%, 7/15/2025	5,000	5,265
3.75%, 10/15/2047	50,000	51,015
4.25%, 4/15/2047	100,000	109,910
4.63%, 7/15/2035	200,000	234,354
4.75%, 7/15/2045	30,000	35,350
6.88%, 2/15/2038	25,000	36,215

		3,105,479

HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	25,000	24,970
3.75%, 3/1/2019	10,000	10,149
4.00%, 2/15/2020	15,000	15,433

		50,552

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	26,470

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	29,702
Series MTN, 1.75%, 3/15/2019	25,000	24,923
Series MTN, 3.70%, 8/1/2047	55,000	56,256
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	99,261
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	97,699
1.85%, 2/2/2021	50,000	49,439
2.15%, 8/11/2022	150,000	148,326
2.45%, 11/3/2026	150,000	144,684
3.50%, 10/25/2047	100,000	101,410
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,623
2.00%, 7/28/2026	100,000	92,308
2.90%, 5/5/2027	150,000	148,101
3.10%, 7/30/2025	50,000	50,725

		1,139,457

HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co. 3.10%, 10/1/2027	50,000	50,001
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	24,818
2.75%, 2/15/2026	25,000	24,601
3.90%, 5/4/2047	50,000	52,884

		152,304

HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	50,539
3.85%, 4/1/2023	50,000	51,759
4.20%, 4/1/2026	50,000	52,270
5.38%, 4/1/2036	150,000	175,543
5.50%, 4/1/2046	50,000	59,686

		389,797

INSURANCE — 0.7%
Aflac, Inc. 3.63%, 6/15/2023	50,000	52,149
Alleghany Corp. 4.90%, 9/15/2044	50,000	53,980
Allstate Corp.:
4.20%, 12/15/2046	50,000	54,606
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	27,287
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,899

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.50%, 6/15/2047	$100,000	$103,941
American International Group, Inc.:
2.30%, 7/16/2019	50,000	49,978
3.30%, 3/1/2021	300,000	305,937
3.88%, 1/15/2035	200,000	200,304
3.90%, 4/1/2026	30,000	31,156
4.50%, 7/16/2044	50,000	54,126
4.88%, 6/1/2022	50,000	54,348
Aon PLC:
3.50%, 6/14/2024	50,000	51,137
3.88%, 12/15/2025	150,000	156,768
Berkshire Hathaway Finance Corp. 1.70%, 3/15/2019	255,000	254,034
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	154,403
2.75%, 3/15/2023	50,000	50,313
3.00%, 2/11/2023	25,000	25,495
3.13%, 3/15/2026	55,000	55,563
4.50%, 2/11/2043	180,000	206,494
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	147,298
4.70%, 6/22/2047 (b)	150,000	152,904
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	50,653
3.35%, 5/3/2026	50,000	51,035
4.15%, 3/13/2043	25,000	27,162
4.35%, 11/3/2045	125,000	141,122
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	98,512
4.50%, 3/1/2026	25,000	26,742
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,917
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,287
Lincoln National Corp. 6.30%, 10/9/2037	50,000	64,020
Loews Corp. 3.75%, 4/1/2026	50,000	51,806
Manulife Financial Corp. USD 5 year swap rate + 1.65% 4.06%, 2/24/2032 (c)	50,000	50,435
Markel Corp. 3.50%, 11/1/2027	50,000	49,536
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,065
3.30%, 3/14/2023	150,000	153,162
3.75%, 3/14/2026	25,000	26,123
Mercury General Corp. 4.40%, 3/15/2027	50,000	51,298
MetLife, Inc.:
3.60%, 4/10/2024	100,000	104,524
4.05%, 3/1/2045	150,000	157,284
6.40%, 12/15/2066	100,000	115,306
Series D, 4.37%, 9/15/2023	50,000	53,938
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04% 4.70%, 5/15/2055 (c)	75,000	76,752
Progressive Corp. 3.75%, 8/23/2021	50,000	52,101
Prudential Financial, Inc.:
3.94%, 12/7/2049 (b)	100,000	102,209
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	86,842
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	172,222
Series MTN, 3.50%, 5/15/2024	50,000	51,958
Series MTN, 4.60%, 5/15/2044	75,000	85,098
Series MTN, 6.63%, 6/21/2040	25,000	35,282
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,504
Travelers Cos., Inc 4.00%, 5/30/2047	80,000	85,110
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	10,197
Series MTN, 6.25%, 6/15/2037	25,000	33,932
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	27,468
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	50,563
Willis North America, Inc. 3.60%, 5/15/2024	50,000	50,776
XLIT, Ltd. 5.50%, 3/31/2045	125,000	133,684

		4,696,745

INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	200,514
3.13%, 11/28/2021	25,000	25,396
3.40%, 12/6/2027	200,000	199,874
3.60%, 11/28/2024	75,000	77,783
4.20%, 12/6/2047	60,000	62,423
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	235,493
3.63%, 5/19/2021	50,000	52,263
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	165,000	163,759
2.40%, 2/22/2023 (b)	200,000	198,102
2.50%, 11/29/2022	25,000	24,969
2.60%, 12/5/2019	75,000	75,764
2.80%, 8/22/2024 (b)	100,000	99,718
3.15%, 8/22/2027 (b)	100,000	100,428
3.80%, 12/5/2024	30,000	31,735
3.88%, 8/22/2037 (b)	125,000	132,686
4.05%, 8/22/2047 (b)	25,000	26,841
4.25%, 8/22/2057 (b)	135,000	147,709
4.95%, 12/5/2044	125,000	151,736
5.20%, 12/3/2025	50,000	57,362
Baidu, Inc. 2.88%, 7/6/2022	250,000	247,730
eBay, Inc.:
2.75%, 1/30/2023	150,000	148,607

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
3.45%, 8/1/2024	$25,000	$25,350
3.80%, 3/9/2022	50,000	51,896
Expedia, Inc. 3.80%, 2/15/2028	50,000	48,315

		2,586,453

IRON/STEEL — 0.1%
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,328
5.20%, 8/1/2043	50,000	59,996
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	25,888
5.88%, 6/10/2021	300,000	327,243
6.25%, 8/10/2026	150,000	174,015
8.25%, 1/17/2034	25,000	33,111
Vale SA 5.63%, 9/11/2042	50,000	54,788

		701,369

IT SERVICES — 0.7%
Apple, Inc.:
1.55%, 2/8/2019	100,000	99,597
1.55%, 2/7/2020	25,000	24,727
1.55%, 8/4/2021	50,000	48,569
1.70%, 2/22/2019	35,000	34,902
1.80%, 11/13/2019	250,000	248,975
2.25%, 2/23/2021	200,000	199,668
2.40%, 1/13/2023	200,000	198,438
2.40%, 5/3/2023	25,000	24,724
2.45%, 8/4/2026	200,000	191,832
2.50%, 2/9/2022	100,000	100,119
2.75%, 1/13/2025	200,000	198,366
2.85%, 5/6/2021	25,000	25,397
2.85%, 2/23/2023	250,000	252,955
2.85%, 5/11/2024	200,000	200,724
3.00%, 2/9/2024	100,000	101,275
3.00%, 11/13/2027	100,000	99,553
3.25%, 2/23/2026	150,000	153,024
3.75%, 9/12/2047	150,000	153,675
3.75%, 11/13/2047	200,000	205,622
3.85%, 5/4/2043	25,000	26,033
3.85%, 8/4/2046	150,000	156,156
4.38%, 5/13/2045	75,000	84,508
4.50%, 2/23/2036	100,000	114,599
4.65%, 2/23/2046	75,000	87,796
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	120,000	121,484
4.42%, 6/15/2021 (b)	50,000	52,152
5.45%, 6/15/2023 (b)	325,000	350,844
6.02%, 6/15/2026 (b)	20,000	22,041
8.35%, 7/15/2046 (b)	270,000	348,203
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	10,000	10,200
4.90%, 10/15/2025	70,000	73,746
6.20%, 10/15/2035	10,000	10,887
6.35%, 10/15/2045	10,000	10,663
HP, Inc.:
4.05%, 9/15/2022	25,000	26,082
4.65%, 12/9/2021	50,000	53,215
IBM Credit LLC 2.20%, 9/8/2022	100,000	98,121
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	99,679
2.25%, 2/19/2021	200,000	199,416
2.88%, 11/9/2022	100,000	101,093
3.63%, 2/12/2024	50,000	52,327
4.70%, 2/19/2046	25,000	29,488
5.88%, 11/29/2032	25,000	32,178
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	150,000	151,654
4.75%, 6/1/2023	50,000	51,041

		4,925,748

LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	148,919

LODGING — 0.0% (a)
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	147,310
2.88%, 3/1/2021	50,000	50,303
3.75%, 3/15/2025	25,000	25,627
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	30,000	30,119
4.50%, 4/1/2027	35,000	35,597

		288,956

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	146,167
Series GMTN, 1.85%, 9/4/2020	150,000	148,275
Series MTN, 1.35%, 5/18/2019	100,000	99,038
Series MTN, 2.10%, 1/10/2020	150,000	149,658
Series MTN, 3.75%, 11/24/2023	25,000	26,293
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	133,590
4.75%, 5/15/2064	25,000	29,479

		732,500

MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	15,000	15,147
3.88%, 10/15/2021	10,000	10,215
4.38%, 11/6/2020	15,000	15,556
4.38%, 4/5/2022	15,000	15,540
4.88%, 4/1/2021	15,000	15,751
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,947
Deere & Co.:
2.60%, 6/8/2022	25,000	25,001

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
3.90%, 6/9/2042	$225,000	$243,358
John Deere Capital Corp.:
Series MTN, 1.95%, 1/8/2019	50,000	49,966
Series MTN, 2.15%, 9/8/2022	150,000	146,796
Series MTN, 2.38%, 7/14/2020	25,000	25,015
Series MTN, 2.80%, 3/6/2023	150,000	150,342
Series MTN, 3.40%, 9/11/2025	25,000	25,828
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,085
3.80%, 12/15/2026	30,000	30,913

		834,460

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	100,000	102,060
3.70%, 10/15/2025	100,000	104,316
4.00%, 10/1/2023	100,000	105,774
5.40%, 10/1/2043	75,000	92,831
CBS Corp.:
2.30%, 8/15/2019	75,000	74,967
2.50%, 2/15/2023	50,000	48,723
2.90%, 1/15/2027	125,000	117,249
3.70%, 6/1/2028 (b)	50,000	49,154
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	66,007
4.46%, 7/23/2022	150,000	156,726
4.91%, 7/23/2025	50,000	53,109
5.38%, 5/1/2047	150,000	154,714
6.48%, 10/23/2045	185,000	216,679
Comcast Corp.:
2.75%, 3/1/2023	175,000	175,485
3.00%, 2/1/2024	350,000	352,720
3.15%, 3/1/2026	225,000	226,485
3.15%, 2/15/2028	200,000	200,692
3.20%, 7/15/2036	250,000	239,277
3.30%, 2/1/2027	150,000	153,039
3.40%, 7/15/2046	100,000	94,406
3.60%, 3/1/2024	25,000	26,049
4.00%, 11/1/2049	69,000	70,615
4.05%, 11/1/2052	150,000	153,568
4.20%, 8/15/2034	100,000	107,045
4.25%, 1/15/2033	50,000	54,186
4.65%, 7/15/2042	75,000	84,806
Discovery Communications LLC:
2.95%, 3/20/2023	275,000	271,983
3.25%, 4/1/2023	25,000	24,961
3.80%, 3/13/2024	100,000	101,447
3.95%, 3/20/2028	30,000	29,765
4.95%, 5/15/2042	50,000	50,023
5.00%, 9/20/2037	170,000	175,867
5.20%, 9/20/2047	30,000	31,262
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	50,955
6.13%, 1/31/2046	100,000	118,500
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	53,276
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	49,617
3.85%, 9/29/2024	25,000	25,892
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,704
4.50%, 9/15/2042	100,000	93,439
5.00%, 2/1/2020	100,000	104,292
5.50%, 9/1/2041	175,000	182,514
5.88%, 11/15/2040	50,000	54,349
6.75%, 6/15/2039	50,000	59,681
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	25,375
3.60%, 7/15/2025	300,000	300,408
3.80%, 2/15/2027	150,000	149,920
4.65%, 6/1/2044	25,000	25,328
4.85%, 7/15/2045	50,000	52,510
6.50%, 11/15/2036	50,000	63,100
Viacom, Inc.:
4.25%, 9/1/2023	100,000	102,274
4.38%, 3/15/2043	25,000	21,617
5.85%, 9/1/2043	200,000	206,888
Walt Disney Co.:
2.30%, 2/12/2021	200,000	199,914
3.00%, 2/13/2026	50,000	50,177
Series GMTN, 3.15%, 9/17/2025	25,000	25,460
Series MTN, 0.88%, 7/12/2019	25,000	24,544
Series MTN, 1.80%, 6/5/2020	250,000	247,973
Series MTN, 3.00%, 7/30/2046	75,000	67,102
Series MTN, 5.50%, 3/15/2019	25,000	26,011

		6,372,810

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	74,561

MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	29,259
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,424
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	134,860
5.00%, 9/30/2043	50,000	61,224
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	51,258
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,508
4.88%, 3/15/2042	50,000	55,334
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	25,000	27,050
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	262,080

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Southern Copper Corp. 5.88%, 4/23/2045	$357,000	$432,034

		1,086,031

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	225,000	223,533
Series MTN, 1.63%, 6/15/2019	25,000	24,873
Series MTN, 2.00%, 8/7/2020	100,000	99,730
Series MTN, 3.63%, 10/15/2047	25,000	25,581
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,207
4.15%, 11/2/2042	25,000	25,914
General Electric Co.:
2.70%, 10/9/2022	250,000	249,517
4.13%, 10/9/2042	225,000	235,519
4.50%, 3/11/2044	250,000	277,022
5.30%, 2/11/2021	25,000	26,933
Series GMTN, 2.20%, 1/9/2020	200,000	199,500
Series GMTN, 2.30%, 1/14/2019	25,000	25,036
Series GMTN, 3.45%, 5/15/2024	50,000	51,557
Series MTN, 4.65%, 10/17/2021	50,000	53,631
Series MTN, 5.88%, 1/14/2038	50,000	64,648
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	25,000	24,957
3.90%, 9/1/2042	25,000	26,720
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	31,547
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	51,262
Textron, Inc. 4.00%, 3/15/2026	50,000	52,079

		1,867,766

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Pitney Bowes, Inc. 4.13%, 5/15/2022	50,000	46,069
Xerox Corp.:
3.50%, 8/20/2020	50,000	50,611
3.63%, 3/15/2023	50,000	48,891

		145,571

OIL & GAS — 1.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	49,832
6.20%, 3/15/2040	25,000	30,184
6.60%, 3/15/2046	300,000	384,390
Andeavor:
3.80%, 4/1/2028	30,000	30,140
4.50%, 4/1/2048	25,000	25,335
5.13%, 12/15/2026 (b)	150,000	164,646
Apache Corp.:
4.75%, 4/15/2043	25,000	25,986
6.00%, 1/15/2037	50,000	59,256
BP Capital Markets PLC:
2.24%, 5/10/2019	25,000	25,038
2.32%, 2/13/2020	50,000	50,166
2.52%, 9/19/2022	250,000	248,778
3.02%, 1/16/2027	200,000	198,144
3.06%, 3/17/2022	200,000	204,476
3.22%, 4/14/2024	200,000	205,146
3.81%, 2/10/2024	150,000	158,244
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	248,697
3.45%, 11/15/2021	25,000	25,616
3.85%, 6/1/2027	50,000	50,978
3.90%, 2/1/2025	25,000	25,740
Series GMTN, 4.95%, 6/1/2047	100,000	112,195
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,825
4.25%, 4/15/2027	50,000	49,845
4.45%, 9/15/2042	45,000	41,848
5.25%, 6/15/2037	100,000	103,035
5.40%, 6/15/2047	50,000	52,575
5.70%, 10/15/2019	30,000	31,519
Chevron Corp.:
1.56%, 5/16/2019	75,000	74,551
1.96%, 3/3/2020	250,000	249,010
1.99%, 3/3/2020	250,000	249,212
2.10%, 5/16/2021	250,000	248,285
2.42%, 11/17/2020	75,000	75,435
2.90%, 3/3/2024	150,000	151,338
2.95%, 5/16/2026	50,000	49,962
3.19%, 6/24/2023	25,000	25,671
Cimarex Energy Co. 3.90%, 5/15/2027	50,000	51,202
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,878
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	303,099
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	113,132
Concho Resources, Inc. 3.75%, 10/1/2027	50,000	50,530
ConocoPhillips 6.50%, 2/1/2039	75,000	104,629
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,185
4.20%, 3/15/2021	200,000	210,194
4.95%, 3/15/2026	200,000	226,572
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	65,837
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	50,881
5.00%, 6/15/2045	25,000	27,973
5.85%, 12/15/2025	50,000	58,377
Ecopetrol SA:
4.13%, 1/16/2025	100,000	100,905

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
5.88%, 5/28/2045	$25,000	$25,688
7.38%, 9/18/2043	50,000	60,232
Encana Corp. 3.90%, 11/15/2021	25,000	25,688
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	99,096
3.90%, 4/1/2035	25,000	25,686
EQT Corp.:
2.50%, 10/1/2020	250,000	248,555
3.00%, 10/1/2022	250,000	247,313
3.90%, 10/1/2027	100,000	99,660
Exxon Mobil Corp.:
1.71%, 3/1/2019	250,000	249,315
2.22%, 3/1/2021	200,000	199,834
2.73%, 3/1/2023	150,000	151,018
4.11%, 3/1/2046	125,000	139,072
Hess Corp.:
5.60%, 2/15/2041	75,000	80,668
5.80%, 4/1/2047	250,000	277,920
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,704
4.40%, 7/15/2027	50,000	52,097
5.20%, 6/1/2045	50,000	54,940
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	51,077
Nexen Energy ULC 5.88%, 3/10/2035	100,000	122,765
Noble Energy, Inc. 5.25%, 11/15/2043	50,000	55,135
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	100,166
4.40%, 4/15/2046	125,000	138,095
Series 1, 4.10%, 2/1/2021	25,000	26,157
Petro-Canada 5.35%, 7/15/2033	25,000	29,440
Petroleos Mexicanos:
2.46%, 12/15/2025	20,000	19,783
3.50%, 7/23/2020	225,000	227,873
3.50%, 1/30/2023	25,000	24,505
4.25%, 1/15/2025	25,000	24,911
4.50%, 1/23/2026	75,000	74,887
4.63%, 9/21/2023	75,000	77,319
5.38%, 3/13/2022 (b)	50,000	53,096
5.50%, 2/4/2019	50,000	51,607
6.38%, 1/23/2045	250,000	252,383
6.50%, 3/13/2027 (b)	150,000	164,463
6.50%, 3/13/2027 (b)	100,000	109,589
6.75%, 9/21/2047	298,000	312,107
6.75%, 9/21/2047 (b)	150,000	156,454
6.88%, 8/4/2026	250,000	283,208
Phillips 66:
4.30%, 4/1/2022	35,000	37,178
4.88%, 11/15/2044	50,000	57,142
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	53,696
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,773
1.88%, 5/10/2021	250,000	245,982
2.13%, 5/11/2020	100,000	99,771
2.25%, 11/10/2020	200,000	199,772
2.50%, 9/12/2026	150,000	145,174
3.25%, 5/11/2025	100,000	102,699
4.00%, 5/10/2046	50,000	53,156
4.13%, 5/11/2035	75,000	82,186
4.30%, 9/22/2019	25,000	25,911
4.38%, 5/11/2045	250,000	281,100
5.50%, 3/25/2040	25,000	31,861
Statoil ASA:
2.65%, 1/15/2024	75,000	74,751
3.70%, 3/1/2024	100,000	105,064
3.95%, 5/15/2043	50,000	52,234
4.80%, 11/8/2043	30,000	35,217
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,600
4.00%, 11/15/2047	70,000	71,592
6.50%, 6/15/2038	50,000	67,484
Total Capital International SA:
2.10%, 6/19/2019	250,000	249,958
3.75%, 4/10/2024	25,000	26,466
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	50,122
6.13%, 2/1/2020	25,000	26,823
6.63%, 6/15/2037	250,000	331,250

		12,181,960

OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	8,160
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022 (b)	200,000	199,974
3.34%, 12/15/2027 (b)	50,000	49,974
4.08%, 12/15/2047 (b)	150,000	153,154
Halliburton Co.:
4.85%, 11/15/2035	150,000	167,229
5.00%, 11/15/2045	35,000	40,147
7.45%, 9/15/2039	25,000	36,024
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	73,272

		727,934

PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	48,244
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	35,047
3.40%, 12/15/2027	35,000	35,168
WestRock Co. 3.38%, 9/15/2027 (b)	100,000	99,105

		217,564

PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	322,777

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
2.50%, 5/14/2020	$25,000	$25,070
2.90%, 11/6/2022	25,000	25,070
3.20%, 5/14/2026	200,000	199,500
4.30%, 5/14/2036	50,000	53,810
4.40%, 11/6/2042	50,000	53,627
4.45%, 5/14/2046	150,000	162,810
4.50%, 5/14/2035	50,000	54,885
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	75,673
3.45%, 3/15/2022	200,000	203,144
3.80%, 3/15/2025	75,000	76,331
3.85%, 6/15/2024	50,000	51,362
4.55%, 3/15/2035	100,000	105,252
4.75%, 3/15/2045	75,000	79,979
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	49,558
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	394,900
3.38%, 11/16/2025	35,000	35,654
4.00%, 9/18/2042	25,000	25,466
6.45%, 9/15/2037	25,000	33,973
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	25,000	24,915
3.25%, 2/27/2027	250,000	257,003
3.25%, 8/1/2042	50,000	48,228
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	49,889
2.62%, 6/15/2022	150,000	147,460
3.08%, 6/15/2024	250,000	246,157
3.41%, 6/15/2027	50,000	49,031
4.90%, 9/15/2045	25,000	26,922
Eli Lilly & Co.:
2.35%, 5/15/2022	50,000	49,891
3.10%, 5/15/2027	24,000	24,361
5.55%, 3/15/2037	25,000	31,953
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	24,950
3.00%, 7/15/2023	150,000	149,497
3.30%, 2/25/2021	25,000	25,383
4.50%, 2/25/2026	75,000	79,479
4.80%, 7/15/2046	150,000	159,528
6.13%, 11/15/2041	25,000	30,599
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,241
4.20%, 3/18/2043	25,000	27,578
6.38%, 5/15/2038	50,000	70,592
Johnson & Johnson:
1.65%, 3/1/2021	50,000	49,161
2.25%, 3/3/2022	250,000	249,582
2.45%, 3/1/2026	30,000	29,256
3.38%, 12/5/2023	25,000	26,124
3.55%, 3/1/2036	150,000	156,207
3.63%, 3/3/2037	200,000	211,136
3.70%, 3/1/2046	50,000	52,896
3.75%, 3/3/2047	100,000	106,612
4.50%, 12/5/2043	50,000	58,790
McKesson Corp.:
2.28%, 3/15/2019	75,000	75,002
2.85%, 3/15/2023	25,000	24,901
4.88%, 3/15/2044	25,000	27,055
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	27,914
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	49,916
2.40%, 9/15/2022	25,000	24,907
2.75%, 2/10/2025	325,000	324,012
3.60%, 9/15/2042	25,000	25,472
3.70%, 2/10/2045	50,000	52,121
Mylan NV:
3.15%, 6/15/2021	380,000	381,946
5.25%, 6/15/2046	250,000	273,553
Novartis Capital Corp.:
1.80%, 2/14/2020	175,000	173,820
2.40%, 5/17/2022	300,000	299,244
3.00%, 11/20/2025	25,000	25,261
3.10%, 5/17/2027	30,000	30,531
3.40%, 5/6/2024	25,000	26,007
4.00%, 11/20/2045	50,000	54,176
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	25,805
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,323
Pfizer, Inc.:
1.45%, 6/3/2019	100,000	99,220
2.10%, 5/15/2019	25,000	25,027
2.20%, 12/15/2021	200,000	198,934
3.00%, 12/15/2026	150,000	151,023
3.40%, 5/15/2024	25,000	26,031
4.00%, 12/15/2036	150,000	164,688
7.20%, 3/15/2039	75,000	114,921
Sanofi 4.00%, 3/29/2021	25,000	26,314
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	148,603
2.40%, 9/23/2021	50,000	49,190
2.88%, 9/23/2023	100,000	98,161
3.20%, 9/23/2026	30,000	29,308
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,181
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	200,000	194,324
2.20%, 7/21/2021	50,000	45,782
2.80%, 7/21/2023	200,000	174,226
3.15%, 10/1/2026	25,000	20,646
4.10%, 10/1/2046	25,000	19,079
Wyeth LLC 6.00%, 2/15/2036	25,000	33,258
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	48,864

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.70%, 2/1/2043	$25,000	$28,013

		8,210,021

PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	74,484
5.20%, 12/1/2047	100,000	103,854
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	49,434
4.88%, 2/1/2021	25,000	26,158
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	152,038
Enable Midstream Partners L.P. 4.40%, 3/15/2027	50,000	50,929
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,998
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	49,728
3.70%, 7/15/2027	50,000	50,193
4.25%, 12/1/2026	50,000	52,433
Energy Transfer L.P.:
4.20%, 4/15/2027	50,000	49,866
4.75%, 1/15/2026	225,000	233,766
5.15%, 2/1/2043	25,000	24,241
5.15%, 3/15/2045	225,000	218,812
5.20%, 2/1/2022	100,000	106,841
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	25,000	26,111
5.45%, 6/1/2047	50,000	52,557
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,595
3.75%, 2/15/2025	75,000	77,272
3.95%, 2/15/2027	200,000	208,194
4.85%, 3/15/2044	50,000	54,741
4.90%, 5/15/2046	50,000	55,406
5.10%, 2/15/2045	200,000	226,962
3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	148,511
Series N, 6.50%, 1/31/2019	25,000	26,059
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	25,440
5.40%, 9/1/2044	25,000	26,380
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	226,971
3.15%, 1/15/2023	200,000	198,822
4.30%, 6/1/2025	50,000	51,993
5.05%, 2/15/2046	50,000	51,735
5.30%, 12/1/2034	200,000	213,118
5.55%, 6/1/2045	150,000	163,917
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	50,304
5.00%, 3/1/2026	50,000	55,616
MPLX L.P.:
4.88%, 6/1/2025	50,000	53,604
5.20%, 3/1/2047	100,000	109,104
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,191
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	30,416
4.95%, 7/13/2047	150,000	156,703
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,923
4.90%, 10/1/2046	10,000	10,561
3.75%, 3/1/2028	25,000	24,977
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,343
4.50%, 12/15/2026	50,000	50,845
4.65%, 10/15/2025	50,000	51,474
4.70%, 6/15/2044	25,000	23,400
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	101,528
5.63%, 2/1/2021	95,000	101,682
5.63%, 3/1/2025	200,000	220,836
5.75%, 5/15/2024	75,000	83,029
5.88%, 6/30/2026	250,000	280,858
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	49,052
5.30%, 4/1/2044	25,000	24,671
5.35%, 5/15/2045	25,000	24,749
5.40%, 10/1/2047	150,000	151,408
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	99,310
4.63%, 3/1/2034	250,000	279,055
7.63%, 1/15/2039	25,000	37,750
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	256,692
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	26,521
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	102,081
3.90%, 1/15/2025	50,000	51,108
5.10%, 9/15/2045	125,000	136,794
5.25%, 3/15/2020	25,000	26,424

		5,908,568

REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	54,231
Prologis L.P.:
3.75%, 11/1/2025	50,000	52,399
4.25%, 8/15/2023	150,000	160,768

		267,398

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	100,000	99,687

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	$30,000	$29,780
American Tower Corp.:
2.25%, 1/15/2022	100,000	97,314
3.00%, 6/15/2023	250,000	249,412
3.13%, 1/15/2027	100,000	96,366
3.38%, 10/15/2026	75,000	73,697
3.40%, 2/15/2019	25,000	25,277
3.50%, 1/31/2023	50,000	51,030
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,231
Series GMTN, 2.95%, 5/11/2026	50,000	49,047
Series MTN, 3.20%, 1/15/2028	40,000	39,841
Series MTN, 3.90%, 10/15/2046	50,000	49,994
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	141,841
3.65%, 2/1/2026	100,000	101,684
3.85%, 2/1/2023	75,000	78,250
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	49,556
4.13%, 6/15/2026	50,000	50,451
CBL & Associates L.P. 5.95%, 12/15/2026	50,000	46,560
Crown Castle International Corp.:
3.70%, 6/15/2026	15,000	15,042
4.00%, 3/1/2027	20,000	20,432
4.75%, 5/15/2047	100,000	105,700
5.25%, 1/15/2023	100,000	109,463
DDR Corp.:
3.50%, 1/15/2021	25,000	25,348
3.90%, 8/15/2024	50,000	50,389
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	123,812
3.70%, 8/15/2027	150,000	151,089
3.95%, 7/1/2022	25,000	26,117
EPR Properties 4.50%, 6/1/2027	50,000	50,340
ERP Operating L.P.:
2.38%, 7/1/2019	50,000	50,132
4.00%, 8/1/2047	50,000	51,035
Essex Portfolio L.P. 3.63%, 5/1/2027	50,000	50,277
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	49,583
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,093
3.88%, 8/15/2024	50,000	51,230
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	174,545
3.50%, 8/1/2026	25,000	24,578
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	50,130
Hospitality Properties Trust:
4.50%, 6/15/2023	25,000	26,136
4.95%, 2/15/2027	70,000	73,806
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	50,728
Kilroy Realty L.P. 3.45%, 12/15/2024	50,000	49,777
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	47,233
3.30%, 2/1/2025	40,000	39,693
3.80%, 4/1/2027	25,000	25,256
Mid-America Apartments L.P. 3.60%, 6/1/2027	50,000	50,034
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	49,441
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	151,949
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	98,852
Public Storage 2.37%, 9/15/2022	125,000	123,295
Realty Income Corp.:
3.65%, 1/15/2028	100,000	100,765
4.13%, 10/15/2026	50,000	52,063
Regency Centers L.P. 4.40%, 2/1/2047	150,000	155,236
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	25,430
Select Income REIT 4.25%, 5/15/2024	50,000	49,587
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	350,518
2.63%, 6/15/2022	100,000	99,794
4.25%, 11/30/2046	50,000	52,718
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	49,809
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,971
Series MTN, 3.50%, 7/1/2027	50,000	49,974
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	49,971
3.85%, 4/1/2027	100,000	101,824
4.38%, 2/1/2045	75,000	77,090
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	10,000	10,040
3.95%, 8/15/2027	40,000	39,458
4.13%, 6/1/2021	5,000	5,190
4.60%, 2/6/2024	5,000	5,218
4.88%, 6/1/2026	10,000	10,587
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	49,979
Welltower, Inc.:
4.00%, 6/1/2025	175,000	181,034
5.25%, 1/15/2022	50,000	54,318

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Weyerhaeuser Co. 4.63%, 9/15/2023	$25,000	$26,956

		4,967,083

RETAIL — 0.8%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,346
AutoZone, Inc. 3.75%, 6/1/2027	100,000	101,477
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	148,830
CVS Health Corp.:
2.13%, 6/1/2021	100,000	97,709
2.80%, 7/20/2020	20,000	20,074
2.88%, 6/1/2026	210,000	201,461
3.38%, 8/12/2024	25,000	25,160
3.88%, 7/20/2025	20,000	20,601
4.00%, 12/5/2023	25,000	26,005
4.88%, 7/20/2035	45,000	49,738
5.13%, 7/20/2045	185,000	211,988
Darden Restaurants, Inc. 3.85%, 5/1/2027	15,000	15,271
Dollar General Corp. 4.15%, 11/1/2025	25,000	26,476
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,004
2.00%, 4/1/2021	100,000	99,083
2.13%, 9/15/2026	150,000	140,434
2.63%, 6/1/2022	150,000	150,804
3.00%, 4/1/2026	50,000	50,133
3.75%, 2/15/2024	25,000	26,412
3.90%, 6/15/2047	200,000	210,982
4.25%, 4/1/2046	35,000	39,122
5.95%, 4/1/2041	50,000	67,579
Kohl’s Corp. 5.55%, 7/17/2045	20,000	19,541
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	200,000	197,732
2.50%, 4/15/2026	50,000	48,125
3.10%, 5/3/2027	200,000	200,852
3.38%, 9/15/2025	25,000	25,765
3.70%, 4/15/2046	50,000	50,187
4.05%, 5/3/2047	150,000	159,730
4.25%, 9/15/2044	25,000	27,137
4.38%, 9/15/2045	25,000	27,663
4.65%, 4/15/2042	25,000	28,540
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	24,147
4.50%, 12/15/2034	50,000	43,073
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	25,000	24,905
Series MTN, 2.75%, 12/9/2020	25,000	25,261
Series MTN, 3.50%, 3/1/2027	50,000	51,484
Series MTN, 3.70%, 1/30/2026	75,000	78,106
Series MTN, 4.45%, 3/1/2047	100,000	109,256
Series MTN, 4.70%, 12/9/2035	150,000	170,130
Series MTN, 4.88%, 12/9/2045	100,000	115,677
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	50,000	50,145
QVC, Inc. 5.45%, 8/15/2034	50,000	50,097
Starbucks Corp.:
2.20%, 11/22/2020	100,000	99,933
3.85%, 10/1/2023	25,000	26,570
Target Corp.:
2.30%, 6/26/2019	275,000	276,034
2.50%, 4/15/2026	50,000	48,060
4.00%, 7/1/2042	50,000	51,674
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	46,912
Walgreen Co. 3.10%, 9/15/2022	25,000	25,207
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	203,570
4.50%, 11/18/2034	25,000	26,167
4.65%, 6/1/2046	25,000	26,401
Wal-Mart Stores, Inc.:
1.75%, 10/9/2019	250,000	249,065
1.90%, 12/15/2020	250,000	248,353
2.65%, 12/15/2024	150,000	149,628
3.30%, 4/22/2024	325,000	337,860
3.63%, 12/15/2047	250,000	262,085

		5,384,761

SEMICONDUCTORS — 0.3%
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,545
4.35%, 4/1/2047	100,000	112,187
5.10%, 10/1/2035	50,000	60,370
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (b)	100,000	99,311
3.00%, 1/15/2022 (b)	100,000	99,136
3.63%, 1/15/2024 (b)	100,000	99,471
3.88%, 1/15/2027 (b)	100,000	98,653
Intel Corp.:
2.35%, 5/11/2022	50,000	49,851
2.45%, 7/29/2020	100,000	100,877
2.60%, 5/19/2026	225,000	219,917
2.88%, 5/11/2024	200,000	201,760
3.15%, 5/11/2027	200,000	203,832
3.30%, 10/1/2021	25,000	25,885
4.10%, 5/19/2046	20,000	21,981
4.10%, 5/11/2047	100,000	110,471
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,171
NVIDIA Corp. 3.20%, 9/16/2026	50,000	50,158
QUALCOMM, Inc.:
2.10%, 5/20/2020	15,000	14,932
2.25%, 5/20/2020	150,000	149,064
2.60%, 1/30/2023	200,000	194,936
2.90%, 5/20/2024	50,000	48,794
3.25%, 5/20/2027	50,000	48,792
3.45%, 5/20/2025	50,000	49,992

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.30%, 5/20/2047	$50,000	$50,419
4.80%, 5/20/2045	25,000	27,063
Texas Instruments, Inc. 2.90%, 11/3/2027	70,000	69,436
Xilinx, Inc. 2.95%, 6/1/2024	50,000	49,685

		2,308,689

SOFTWARE — 0.9%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	246,942
4.50%, 6/15/2047	150,000	157,959
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	25,654
Autodesk, Inc. 3.50%, 6/15/2027	50,000	49,296
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,753
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	193,550
3.63%, 10/15/2020	28,000	28,772
3.88%, 6/5/2024	7,000	7,293
Fiserv, Inc. 2.70%, 6/1/2020	100,000	100,668
Microsoft Corp.:
1.10%, 8/8/2019	100,000	98,664
1.55%, 8/8/2021	200,000	194,790
1.85%, 2/6/2020	250,000	248,878
2.00%, 11/3/2020	150,000	149,394
2.00%, 8/8/2023	50,000	48,552
2.40%, 2/6/2022	300,000	300,006
2.40%, 8/8/2026	200,000	192,780
3.13%, 11/3/2025	50,000	51,077
3.30%, 2/6/2027	280,000	289,047
3.45%, 8/8/2036	50,000	51,518
3.63%, 12/15/2023	25,000	26,342
3.70%, 8/8/2046	200,000	208,480
3.95%, 8/8/2056	75,000	80,428
4.00%, 2/12/2055	75,000	80,785
4.10%, 2/6/2037	250,000	279,080
4.20%, 11/3/2035	65,000	73,449
4.45%, 11/3/2045	25,000	29,299
4.50%, 2/6/2057	250,000	295,327
5.20%, 6/1/2039	50,000	63,151
Series 30Y, 4.25%, 2/6/2047	150,000	171,568
Oracle Corp.:
1.90%, 9/15/2021	200,000	196,698
2.25%, 10/8/2019	75,000	75,303
2.38%, 1/15/2019	25,000	25,096
2.40%, 9/15/2023	200,000	197,586
2.50%, 5/15/2022	50,000	50,056
2.63%, 2/15/2023	235,000	235,489
2.65%, 7/15/2026	45,000	43,816
2.95%, 11/15/2024	200,000	200,994
2.95%, 5/15/2025	10,000	10,032
3.25%, 11/15/2027	50,000	50,849
3.80%, 11/15/2037	180,000	189,067
3.85%, 7/15/2036	150,000	158,770
3.90%, 5/15/2035	5,000	5,311
4.00%, 7/15/2046	180,000	191,543
4.00%, 11/15/2047	35,000	37,214
4.30%, 7/8/2034	200,000	222,550
4.38%, 5/15/2055	10,000	11,180
VMware, Inc.:
2.30%, 8/21/2020	150,000	149,082
3.90%, 8/21/2027	150,000	151,491

		5,970,629

TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	101,293
4.38%, 7/16/2042	50,000	53,085
6.13%, 3/30/2040	100,000	127,025
AT&T, Inc.:
2.30%, 3/11/2019	25,000	25,014
2.85%, 2/14/2023	250,000	250,855
3.20%, 3/1/2022	250,000	252,735
3.90%, 3/11/2024	25,000	25,672
3.90%, 8/14/2027	260,000	261,459
4.10%, 2/15/2028 (b)	584,000	585,740
4.13%, 2/17/2026	350,000	357,417
4.30%, 2/15/2030 (b)	130,000	130,131
4.45%, 4/1/2024	25,000	26,417
4.50%, 5/15/2035	300,000	297,798
4.55%, 3/9/2049	208,000	195,537
4.75%, 5/15/2046	30,000	29,346
4.80%, 6/15/2044	50,000	49,244
4.90%, 8/14/2037	165,000	166,935
5.15%, 11/15/2046 (b)	50,000	51,001
5.15%, 2/14/2050	300,000	302,571
5.25%, 3/1/2037	400,000	423,492
5.30%, 8/14/2058	100,000	100,401
5.65%, 2/15/2047	150,000	164,917
British Telecommunications PLC 2.35%, 2/14/2019	75,000	75,075
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	197,834
1.85%, 9/20/2021	200,000	196,256
2.13%, 3/1/2019	25,000	25,034
2.20%, 2/28/2021	100,000	99,625
3.00%, 6/15/2022	25,000	25,535
3.50%, 6/15/2025	25,000	26,213
3.63%, 3/4/2024	25,000	26,371
5.50%, 1/15/2040	50,000	66,149
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	105,449
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	25,584
Orange SA:
1.63%, 11/3/2019	150,000	148,188
2.75%, 2/6/2019	25,000	25,145
5.38%, 7/8/2019	100,000	104,561
5.50%, 2/6/2044	50,000	61,628
Rogers Communications, Inc.:

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
3.00%, 3/15/2023	$30,000	$29,890
5.00%, 3/15/2044	50,000	57,626
Telefonica Emisiones SAU:
5.21%, 3/8/2047	300,000	339,423
7.05%, 6/20/2036	25,000	33,248
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,242
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	105,724
Verizon Communications, Inc.:
1.75%, 8/15/2021	350,000	340,648
2.63%, 8/15/2026	50,000	47,087
3.00%, 11/1/2021	50,000	50,582
3.13%, 3/16/2022	400,000	405,664
3.38%, 2/15/2025 (b)	250,000	251,340
3.50%, 11/1/2024	50,000	50,874
4.27%, 1/15/2036	28,000	27,874
4.40%, 11/1/2034	250,000	254,445
4.50%, 8/10/2033	250,000	261,948
4.52%, 9/15/2048	25,000	24,616
4.67%, 3/15/2055	250,000	242,388
4.81%, 3/15/2039	100,000	104,639
4.86%, 8/21/2046	250,000	260,355
5.01%, 4/15/2049	203,000	212,809
5.15%, 9/15/2023	50,000	55,597
5.25%, 3/16/2037	150,000	164,985
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	49,577
2.95%, 2/19/2023	125,000	125,549
4.38%, 2/19/2043	75,000	77,141

		8,796,003

TEXTILES — 0.0% (a)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	156,071

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	29,326

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	103,661
3.75%, 4/1/2024	25,000	26,484
3.90%, 8/1/2046	100,000	106,194
4.13%, 6/15/2047	150,000	165,216
4.45%, 3/15/2043	50,000	56,403
4.55%, 9/1/2044	50,000	57,468
4.90%, 4/1/2044	125,000	149,927
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	99,087
2.95%, 11/21/2024	50,000	50,525
3.20%, 8/2/2046	25,000	24,175
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	34,829
CSX Corp.:
3.25%, 6/1/2027	50,000	49,931
3.40%, 8/1/2024	25,000	25,712
3.80%, 11/1/2046	100,000	99,684
4.10%, 3/15/2044	75,000	78,120
FedEx Corp.:
3.90%, 2/1/2035	200,000	204,022
4.00%, 1/15/2024	25,000	26,592
4.55%, 4/1/2046	100,000	109,651
4.75%, 11/15/2045	25,000	28,063
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	147,444
3.00%, 4/1/2022	25,000	25,350
3.15%, 6/1/2027	50,000	49,956
3.94%, 11/1/2047 (b)	15,000	15,461
4.45%, 6/15/2045	19,000	21,118
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	24,983
Series MTN, 2.80%, 3/1/2022	100,000	99,761
Series MTN, 3.45%, 11/15/2021	100,000	102,491
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	49,374
3.80%, 10/1/2051	52,000	53,138
4.05%, 3/1/2046	175,000	188,545
4.10%, 9/15/2067	15,000	15,689
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	148,915
2.35%, 5/16/2022	50,000	49,778
2.40%, 11/15/2026	30,000	28,638
2.45%, 10/1/2022	125,000	124,567
2.50%, 4/1/2023	150,000	148,987
3.05%, 11/15/2027	200,000	200,044
3.75%, 11/15/2047	175,000	180,625

		3,170,608

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
2.50%, 3/15/2019	50,000	50,020
3.85%, 3/30/2027	50,000	50,809

		100,829

WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	119,768
3.40%, 3/1/2025	25,000	25,740
3.75%, 9/1/2047	100,000	103,012
4.30%, 12/1/2042	25,000	27,497

		276,017

TOTAL CORPORATE BONDS & NOTES (Cost $171,936,770)		173,536,113

FOREIGN GOVERNMENT OBLIGATIONS — 4.0%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
1.75%, 01/24/2020	200,000	198,646

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
1.88%, 01/20/2021	$100,000	$98,935

		297,581

CANADA — 0.5%
Canada Government International Bond:
1.63%, 02/27/2019	300,000	299,154
2.00%, 11/15/2022	275,000	271,538
Export Development Canada:
1.00%, 09/13/2019	150,000	147,510
1.38%, 10/21/2021	50,000	48,372
1.50%, 05/26/2021	50,000	48,835
2.00%, 05/17/2022	50,000	49,343
Province of Alberta Canada:
1.90%, 12/06/2019	50,000	49,676
2.20%, 07/26/2022	50,000	49,267
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	145,029
2.65%, 09/22/2021	50,000	50,569
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	236,130
Province of Ontario Canada:
1.25%, 06/17/2019	200,000	197,550
1.63%, 01/18/2019	100,000	99,620
1.88%, 05/21/2020	250,000	247,850
2.20%, 10/03/2022	250,000	246,407
2.40%, 02/08/2022	100,000	99,655
2.50%, 09/10/2021	25,000	25,053
2.50%, 04/27/2026	350,000	343,028
4.40%, 04/14/2020	50,000	52,369
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	199,372
2.50%, 04/20/2026	250,000	245,075
2.63%, 02/13/2023	250,000	250,435
2.75%, 08/25/2021	50,000	50,576
2.75%, 04/12/2027	200,000	198,356

		3,650,769

CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	50,813
3.86%, 06/21/2047	300,000	308,883

		359,696

COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	203,804
4.00%, 02/26/2024	275,000	285,318
5.00%, 06/15/2045	200,000	213,092
5.63%, 02/26/2044	200,000	231,176

		933,390

GERMANY — 0.7%
FMS Wertmanagement AoeR:
1.75%, 01/24/2020	200,000	198,754
Series MTN, 1.00%, 08/16/2019	200,000	196,728
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	56,212
1.00%, 07/15/2019	100,000	98,495
1.25%, 09/30/2019	200,000	197,328
1.50%, 02/06/2019	750,000	746,550
1.50%, 09/09/2019	250,000	247,812
1.50%, 06/15/2021	700,000	682,689
1.63%, 05/29/2020	250,000	247,215
1.75%, 03/31/2020	150,000	148,931
1.88%, 04/01/2019	25,000	24,975
1.88%, 12/15/2020	350,000	347,109
2.00%, 05/02/2025	100,000	96,452
2.13%, 03/07/2022	250,000	248,125
2.13%, 06/15/2022	250,000	247,840
2.13%, 01/17/2023	100,000	98,766
2.50%, 11/20/2024	300,000	299,658
2.63%, 01/25/2022	50,000	50,648
Landwirtschaftliche Rentenbank:
Series 36, 2.00%, 12/06/2021	150,000	148,395
Series 37, 2.50%, 11/15/2027	50,000	49,563

		4,432,245

HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	150,000	170,022
6.38%, 03/29/2021	150,000	166,668

		336,690

INDONESIA — 0.0% (a)
Indonesia Government International Bond 2.95%, 1/11/2023	275,000	273,878

ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	99,848
4.00%, 06/30/2022	50,000	53,011

		152,859

ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	59,082

JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	24,116
2.13%, 07/21/2020	200,000	198,700
2.50%, 06/01/2022	200,000	199,226
2.75%, 11/16/2027	200,000	199,300
2.88%, 07/21/2027	100,000	100,613
Series DTC, 1.88%, 04/20/2021	225,000	220,401

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$200,000	$194,044

		1,136,400

MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	103,701
4.00%, 10/02/2023	80,000	83,830
4.13%, 01/21/2026	125,000	130,588
4.15%, 03/28/2027	400,000	415,560
4.60%, 02/10/2048	200,000	198,702
5.55%, 01/21/2045	300,000	338,937
6.05%, 01/11/2040	30,000	35,418
Series GMTN, 3.50%, 01/21/2021	200,000	206,834
Series MTN, 4.75%, 03/08/2044	100,000	101,154

		1,614,724

PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	156,467
3.88%, 03/17/2028	200,000	209,178
4.50%, 05/15/2047	50,000	53,937
6.70%, 01/26/2036	50,000	66,749

		486,331

PERU — 0.0% (a)
Peruvian Government International Bond:
4.13%, 08/25/2027	150,000	163,569
5.63%, 11/18/2050	50,000	64,247
6.55%, 03/14/2037	25,000	33,940

		261,756

PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 02/02/2042	100,000	99,532
3.95%, 01/20/2040	200,000	206,520
4.00%, 01/15/2021	100,000	105,032
4.20%, 01/21/2024	100,000	108,651
5.00%, 01/13/2037	150,000	177,411
7.75%, 01/14/2031	100,000	142,810

		839,956

POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	50,907
5.00%, 03/23/2022	50,000	54,776
Republic of Poland Government International Bond:
3.25%, 04/06/2026	175,000	179,118
4.00%, 01/22/2024	150,000	160,102

		444,903

SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	97,596
2.38%, 04/21/2027	25,000	23,185
3.00%, 11/01/2022	250,000	249,077
3.25%, 11/10/2025	150,000	150,023
5.13%, 06/29/2020	100,000	105,474
Korea Development Bank:
2.50%, 01/13/2021	100,000	98,876
3.00%, 01/13/2026	100,000	98,352
Korea International Bond 7.13%, 4/16/2019	100,000	105,962

		928,545

SUPRANATIONAL — 1.5%
African Development Bank:
Series GDIC, 1.88%, 03/16/2020	200,000	199,200
Series GDIF, 1.00%, 05/15/2019	50,000	49,342
Series GDIF, 1.25%, 07/26/2021	25,000	24,146
Asian Development Bank:
Series GMTN, 1.38%, 01/15/2019	375,000	372,915
Series GMTN, 1.63%, 03/16/2021	150,000	147,390
Series GMTN, 1.75%, 01/10/2020	250,000	248,687
Series GMTN, 1.75%, 06/08/2021	100,000	98,459
Series GMTN, 1.75%, 09/13/2022	250,000	243,495
Series GMTN, 2.00%, 02/16/2022	150,000	148,396
Series GMTN, 2.00%, 04/24/2026	100,000	96,040
Series GMTN, 2.13%, 11/24/2021	75,000	74,581
Series GMTN, 2.38%, 08/10/2027	50,000	49,113
Series GMTN, 2.50%, 11/02/2027	100,000	99,261
Series GMTN, 2.63%, 01/12/2027	50,000	50,159
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	48,984
2.20%, 07/18/2020	250,000	248,240
2.75%, 01/06/2023	100,000	98,978
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	49,089
1.88%, 01/27/2020	100,000	99,570
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	100,000	97,472
Series GMTN, 1.88%, 02/23/2022	75,000	73,774

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Series GMTN, 2.00%, 02/01/2021	$250,000	$248,567
European Investment Bank:
1.25%, 12/16/2019	375,000	369,315
1.63%, 08/14/2020	250,000	246,895
1.63%, 06/15/2021	150,000	146,911
1.75%, 06/17/2019	25,000	24,919
1.75%, 05/15/2020	400,000	396,856
1.88%, 03/15/2019	50,000	49,960
1.88%, 02/10/2025	100,000	95,750
2.00%, 03/15/2021	225,000	223,546
2.13%, 10/15/2021	50,000	49,704
2.13%, 04/13/2026	100,000	96,858
2.25%, 03/15/2022	250,000	249,195
2.38%, 06/15/2022	350,000	350,353
2.38%, 05/24/2027	100,000	98,173
2.50%, 04/15/2021	50,000	50,421
2.50%, 10/15/2024	25,000	25,054
Series DIP, 1.38%, 09/15/2021	. 200,000	193,618
Series MTN, 1.25%, 05/15/2019	350,000	346,626
Inter-American Development Bank:
1.00%, 05/13/2019	125,000	123,390
1.88%, 03/15/2021	250,000	247,612
2.13%, 11/09/2020	25,000	24,989
2.38%, 07/07/2027	100,000	98,313
3.00%, 02/21/2024	100,000	102,944
4.38%, 01/24/2044	75,000	92,129
Series GDP, 1.25%, 10/15/2019	100,000	98,656
Series GMTN, 1.63%, 05/12/2020	200,000	197,984
Series GMTN, 1.75%, 09/14/2022	350,000	340,823
Series GMTN, 1.88%, 06/16/2020	135,000	134,348
Series GMTN, 2.13%, 01/18/2022	100,000	99,409
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	296,772
2.13%, 11/01/2020	25,000	25,010
Series gDIF, 1.88%, 04/21/2020	200,000	199,200
Series GDIF, 1.13%, 11/27/2019	50,000	49,163
Series GDIF, 1.25%, 07/26/2019	350,000	346,097
Series GDIF, 1.38%, 04/22/2019	200,000	198,318
Series GDIF, 1.38%, 05/24/2021	275,000	267,633
Series GDIF, 1.38%, 09/20/2021	300,000	290,808
Series GDIF, 2.13%, 12/13/2021	400,000	398,176
Series GDIF, 2.50%, 11/25/2024	300,000	300,174
Series GDIF, 2.50%, 07/29/2025	200,000	199,554
Series GMTN, 0.88%, 08/15/2019	50,000	49,115
Series GMTN, 4.75%, 02/15/2035	25,000	32,145
International Finance Corp.:
1.75%, 09/16/2019	25,000	24,889
Series GMTN, 1.13%, 07/20/2021	125,000	120,285
Series GMTN, 2.13%, 04/07/2026	100,000	96,912
Nordic Investment Bank:
1.13%, 02/25/2019	50,000	49,555
2.13%, 02/01/2022	200,000	198,788

		10,583,203

SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	196,096
Series GMTN, 1.25%, 04/12/2019	100,000	99,024
Series MTN, 1.13%, 08/28/2019	150,000	147,648

		442,768

URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	25,000	26,966
5.10%, 06/18/2050	175,000	195,009

		221,975

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $27,563,491)		27,456,751

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Federal Farm Credit Banks:
1.55%, 1/10/2020	300,000	297,318
3.50%, 12/20/2023	50,000	52,883
1.50%, 12/19/2019	50,000	49,472
Federal Home Loan Bank:
1.13%, 6/21/2019	225,000	222,525
1.13%, 7/14/2021	100,000	96,659
1.25%, 1/16/2019	250,000	248,437
1.38%, 11/15/2019	750,000	742,185
1.38%, 2/18/2021	100,000	97,902
1.50%, 10/21/2019	350,000	347,413
1.88%, 3/8/2019	50,000	50,007
1.88%, 11/29/2021	700,000	692,650
2.15%, 9/26/2022	50,000	49,276
2.88%, 9/13/2024	50,000	51,287
5.50%, 7/15/2036	35,000	48,078
1.38%, 9/28/2020	500,000	491,275
2.25%, 6/11/2021	75,000	75,296
2.30%, 7/19/2022	100,000	99,511

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	$50,000	$49,214
1.25%, 8/1/2019	100,000	98,970
1.25%, 10/2/2019	75,000	74,027
1.38%, 8/15/2019	500,000	495,725
1.60%, 7/26/2019	100,000	99,399
1.63%, 10/25/2019	50,000	49,696
1.63%, 9/29/2020	500,000	494,380
2.38%, 1/13/2022	325,000	327,606
2.50%, 10/1/2029	57,098	57,238
2.50%, 1/1/2031	112,591	112,645
2.50%, 5/1/2031	182,981	182,759
2.50%, 6/1/2031	331,915	331,511
2.50%, 10/1/2031	303,755	303,386
2.50%, 12/1/2031	353,919	353,488
3.00%, 12/1/2030	146,152	148,994
3.00%, 5/1/2031	117,154	119,394
3.00%, 12/1/2031	567,762	578,620
3.00% 2/1/2032	2,267,891	2,311,262
3.00%, 5/1/2032	907,672	924,762
3.00%, 7/1/2032	282,536	287,856
3.00%, 5/1/2035	78,625	79,856
3.00%, 6/1/2036	345,656	350,956
3.00%, 6/1/2045	118,215	118,417
3.00%, 8/1/2045	241,421	241,834
3.00%, 4/1/2046	527,311	527,558
3.00%, 6/1/2046	177,296	177,379
3.00%, 8/1/2046	902,992	903,416
3.00%, 9/1/2046	296,132	296,271
3.00%, 10/1/2046	505,415	505,652
3.00% 11/1/2046	1,608,178	1,608,932
3.00%, 12/1/2046	490,345	490,576
3.00%, 1/1/2047	1,037,814	1,038,301
3.00% 2/1/2047	1,910,588	1,911,485
3.00%, 11/1/2047	993,673	994,147
3.50%, 4/1/2032	530,417	549,791
3.50%, 11/1/2034	341,050	354,252
3.50%, 3/1/2037	461,162	477,715
3.50%, 4/1/2042	370,909	383,561
3.50%, 8/1/2043	781,268	806,577
3.50%, 11/1/2044	66,671	68,644
3.50%, 1/1/2045	87,177	89,756
3.50% 7/1/2045	149,656	153,796
3.50%, 10/1/2045	88,112	90,549
3.50% 12/1/2045	1,006,944	1,034,789
3.50%, 1/1/2046	130,873	134,492
3.50%, 3/1/2046	269,971	277,379
3.50%, 4/1/2046	398,831	409,774
3.50%, 6/1/2046	459,087	471,684
3.50%, 12/1/2046	1,349,266	1,386,288
3.50%, 2/1/2047	923,277	948,611
3.50%, 3/1/2047	929,923	955,539
3.50%, 4/1/2047	607,443	624,175
3.50%, 6/1/2047	641,260	658,924
3.50% 10/1/2047	964,765	991,341
3.50%, 11/1/2047	249,368	256,237
3.50%, 12/1/2047	500,000	513,773
3.75%, 3/27/2019	150,000	153,462
4.00%, 4/1/2025	59,118	61,499
4.00%, 4/1/2042	51,251	53,966
4.00%, 6/1/2042	124,990	131,627
4.00%, 12/1/2044	65,588	68,686
4.00%, 4/1/2045	54,399	56,965
4.00%, 10/1/2045	127,118	133,114
4.00%, 12/1/2045	209,529	219,411
4.00%, 1/1/2046	860,581	901,171
4.00%, 2/1/2046	325,677	341,037
4.00%, 1/1/2047	878,316	919,704
4.00%, 2/1/2047	437,520	458,137
4.00%, 6/1/2047	932,645	977,143
4.00%, 9/1/2047	1,073,981	1,125,222
4.00%, 11/1/2047	793,309	831,160
4.50%, 5/1/2044	166,116	176,884
4.50%, 12/1/2045	755,432	804,403
4.50%, 9/1/2046	586,747	624,678
4.50%, 4/1/2047	519,577	554,225
4.50%, 10/1/2047	686,686	732,478
4.50%, 12/1/2047	298,315	318,208
5.00%, 7/1/2041	216,191	234,835
5.50%, 8/1/2038	651,401	718,952
6.00%, 7/1/2040	239,660	267,208
6.25%, 7/15/2032	460,000	644,639
1.25%, 7/26/2019	250,000	247,080
1.70%, 9/29/2020	100,000	98,669
1.75%, 6/29/2020	50,000	49,631
Series K005, Class A2, 4.32%, 11/25/2019	200,000	205,830
Series K025, Class A2, 2.68%, 10/25/2022	125,000	126,276
Series K028, Class A2, 3.11%, 2/25/2023	100,000	102,934
Series K039, Class A2, 3.30%, 7/25/2024	400,000	415,997
Series K040, Class A2, 3.24%, 9/25/2024	75,000	77,785
Series K049, Class A2, 3.01%, 7/25/2025	200,000	203,669
Series K054, Class A2, 2.75%, 1/25/2026	500,000	499,190
Series K062, Class A2, 3.41%, 12/25/2026	400,000	417,820
Series K716, Class A2, 3.13%, 6/25/2021	250,000	255,735
Series K718, Class A2, 2.79%, 1/25/2022	500,000	507,166
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	512,829
TBA 2.50%, 1/1/2033 (e)	2,150,000	2,146,809
TBA 3.00%, 1/1/2033 (e)	1,500,000	1,527,891
TBA 3.00%, 1/1/2048 (e)	2,500,000	2,500,488
TBA 3.50%, 1/1/2048 (e)	3,750,000	3,851,807
TBA 4.00%, 1/1/2048 (e)	2,500,000	2,614,844
Federal National Mortgage Association:

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
1.00%, 10/24/2019	$200,000	$196,684
1.25%, 5/6/2021	275,000	267,627
1.38%, 1/28/2019	750,000	746,355
1.38%, 10/7/2021	325,000	316,033
1.50%, 6/22/2020	100,000	98,800
1.50%, 7/30/2020	500,000	493,680
1.75%, 9/12/2019	75,000	74,789
1.88%, 9/24/2026	500,000	471,680
2.00%, 1/5/2022	150,000	149,021
2.00%, 10/5/2022	250,000	246,690
2.00%, 11/1/2031	179,625	174,994
2.13%, 4/24/2026	200,000	193,562
2.50%, 3/1/2029	334,820	336,400
2.50%, 2/1/2031	175,621	175,716
2.50%, 10/1/2031	288,339	288,019
2.50%, 12/1/2031	513,200	512,630
2.50%, 1/1/2032	172,777	172,585
2.50%, 10/1/2032	731,049	730,116
3.00%, 10/1/2028	118,540	120,961
3.00%, 8/1/2029	59,005	60,200
3.00%, 5/1/2030	378,224	385,932
3.00%, 6/1/2030	77,554	79,072
3.00%, 9/1/2030	63,243	64,481
3.00%, 11/1/2030	131,307	133,876
3.00%, 12/1/2030	96,232	98,115
3.00%, 4/1/2031	338,492	345,030
3.00%, 12/1/2031	509,393	519,232
3.00% 2/1/2032	2,065,524	2,105,423
3.00%, 5/1/2032	823,389	839,080
3.00%, 8/1/2032	285,055	290,487
3.00%, 10/1/2032	487,031	496,313
3.00%, 6/1/2036	104,333	105,920
3.00%, 8/1/2036	524,170	532,146
3.00%, 10/1/2036	269,857	273,963
3.00%, 12/1/2036	457,796	464,762
3.00%, 6/1/2043	346,185	348,373
3.00%, 7/1/2043	101,890	102,455
3.00%, 1/1/2045	1,450,536	1,458,579
3.00%, 9/1/2045	99,871	100,031
3.00% 11/1/2045	782,397	783,648
3.00%, 12/1/2045	138,135	138,356
3.00%, 5/1/2046	974,070	974,442
3.00%, 7/1/2046	1,118,237	1,118,664
3.00%, 10/1/2046	277,445	277,551
3.00%, 11/1/2046	1,394,670	1,395,203
3.00% 12/1/2046	1,105,815	1,106,238
3.00% 1/1/2047	3,033,971	3,035,130
3.00%, 2/1/2047	952,157	952,521
3.00%, 5/1/2047	967,657	968,005
3.00%, 11/1/2047	697,763	698,015
3.50%, 11/1/2025	55,860	57,690
3.50%, 1/1/2027	64,049	66,148
3.50%, 5/1/2029	67,030	69,287
3.50%, 10/1/2029	53,846	55,659
3.50%, 2/1/2031	684,606	707,147
3.50%, 3/1/2032	480,479	497,479
3.50%, 4/1/2032	684,932	709,166
3.50%, 12/1/2035	71,795	74,484
3.50%, 1/1/2037	455,617	471,931
3.50%, 2/1/2037	690,554	715,281
3.50%, 7/1/2037	383,337	397,043
3.50%, 2/1/2041	149,404	154,468
3.50%, 10/1/2044	54,834	56,447
3.50% 1/1/2045	157,378	162,006
3.50%, 5/1/2045	66,192	68,014
3.50% 8/1/2045	215,487	221,418
3.50%, 11/1/2045	87,936	90,356
3.50% 12/1/2045	1,091,475	1,121,515
3.50%, 1/1/2046	832,039	854,938
3.50% 2/1/2046	953,140	979,372
3.50% 4/1/2046	650,306	668,052
3.50% 5/1/2046	1,010,264	1,037,832
3.50%, 6/1/2046	269,563	276,918
3.50%, 7/1/2046	617,333	634,179
3.50%, 1/1/2047	874,046	897,898
3.50%, 2/1/2047	881,538	905,594
3.50%, 3/1/2047	928,537	953,875
3.50%, 4/1/2047	1,873,673	1,924,963
3.50%, 5/1/2047	701,978	721,134
3.50%, 6/1/2047	949,849	975,850
3.50%, 9/1/2047	785,891	807,404
3.50%, 10/1/2047	937,049	962,700
3.50%, 11/1/2047	198,439	203,871
3.50%, 12/1/2047	1,395,546	1,433,747
3.50%, 1/1/2048	400,000	410,950
4.00%, 8/1/2018	13,369	13,759
4.00%, 1/1/2019	11,751	12,094
4.00%, 9/1/2019	39,076	40,215
4.00%, 3/1/2021	36,842	37,916
4.00%, 10/1/2033	218,174	229,341
4.00%, 12/1/2040	84,440	88,900
4.00%, 2/1/2043	482,553	508,041
4.00% 10/1/2043	1,160,342	1,221,758
4.00%, 11/1/2043	382,021	401,611
4.00%, 12/1/2043	349,147	367,052
4.00% 10/1/2044	86,208	90,278
4.00%, 3/1/2045	73,666	77,170
4.00%, 7/1/2045	79,420	83,197
4.00% 9/1/2045	334,850	350,776
4.00% 12/1/2045	160,716	168,360
4.00%, 4/1/2046	394,059	412,703
4.00%, 7/1/2046	501,327	525,047
4.00%, 11/1/2046	814,744	853,292
4.00%, 12/1/2046	875,656	917,086
4.00%, 4/1/2047	950,122	995,065
4.00%, 7/1/2047	1,045,482	1,094,936
4.00%, 8/1/2047	894,961	937,296
4.00%, 9/1/2047	856,030	896,523
4.00%, 12/1/2047	1,097,135	1,149,033
4.50%, 4/1/2018	3,639	3,696
4.50%, 5/1/2020	10,304	10,464
4.50%, 12/1/2040	200,301	214,746
4.50%, 1/1/2042	94,325	101,080
4.50% 9/1/2043	184,467	197,540

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.50%, 11/1/2043	$105,523	$112,556
4.50%, 5/1/2044	371,165	395,615
4.50%, 6/1/2044	106,708	113,738
4.50%, 2/1/2046	369,296	395,929
4.50%, 3/1/2046	1,255,486	1,339,171
4.50%, 7/1/2046	499,919	533,487
5.00%, 1/1/2039	790,328	855,584
5.00%, 6/1/2040	393,721	426,441
5.00%, 7/1/2041	66,915	72,476
5.00%, 5/1/2042	74,797	81,013
5.00%, 11/1/2044	990,127	1,072,488
5.00%, 1/1/2045	86,655	93,250
5.50%, 2/1/2037	41,718	46,126
5.50%, 4/1/2038	199,384	220,268
5.50%, 9/1/2040	61,251	67,600
5.50%, 9/1/2041	97,340	107,536
5.50% 5/1/2044	1,113,173	1,231,261
5.63%, 7/15/2037	80,000	111,857
6.63%, 11/15/2030	115,000	161,628
7.25%, 5/15/2030	75,000	109,542
1.00%, 8/28/2019	200,000	197,032
1.50%, 2/28/2020	500,000	495,020
Series 2011-M5, Class A2, 2.94%, 7/25/2021	133,691	136,328
Series 2013-M12, Class APT, 2.39%, 3/25/2023 (c)	37,704	37,665
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	150,553
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (c)	50,000	52,382
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	251,745
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (c)	400,000	406,542
TBA 2.50%, 1/1/2033 (e)	2,600,000	2,596,750
TBA 3.00%, 1/1/2033 (e)	1,500,000	1,528,125
TBA 3.00%, 1/1/2048 (e)	4,000,000	4,000,625
TBA 3.50%, 1/1/2048 (e)	5,700,000	5,854,078
TBA 4.00%, 1/1/2048 (e)	3,500,000	3,660,781
TBA 4.50%, 1/1/2048 (e)	1,750,000	1,861,973
Government National Mortgage Association:
3.00%, 1/20/2043	763,684	774,912
3.00%, 5/20/2043	385,931	390,969
3.00%, 12/20/2044	85,435	86,376
3.00%, 3/20/2045	47,195	47,668
3.00%, 4/20/2045	137,882	139,264
3.00%, 6/20/2045	69,729	70,428
3.00%, 7/20/2045	127,037	128,311
3.00%, 8/20/2045	113,097	114,231
3.00%, 4/20/2046	118,124	119,247
3.00%, 5/20/2046	203,820	205,758
3.00%, 7/20/2046	129,374	130,604
3.00%, 8/20/2046	417,966	421,940
3.00%, 9/20/2046	291,642	294,415
3.00%, 10/20/2046	295,209	298,016
3.00%, 11/20/2046	526,886	531,896
3.00%, 12/20/2046	2,060,245	2,079,835
3.00%, 2/20/2047	979,822	989,139
3.00%, 4/20/2047	1,405,541	1,418,992
3.00%, 5/20/2047	1,039,014	1,048,957
3.00%, 6/20/2047	483,993	488,625
3.00%, 7/20/2047	489,820	494,508
3.00%, 8/20/2047	468,776	473,263
3.00%, 10/20/2047	696,550	703,216
3.50%, 10/20/2042	615,600	639,934
3.50%, 5/20/2043	91,887	95,516
3.50%, 9/20/2043	63,501	66,010
3.50%, 11/20/2043	518,028	538,489
3.50%, 10/20/2044	68,581	71,097
3.50%, 12/20/2044	47,308	49,043
3.50%, 3/20/2045	44,520	46,084
3.50%, 4/20/2045	134,505	139,229
3.50%, 6/20/2045	89,932	93,091
3.50%, 10/20/2045	97,909	101,348
3.50%, 1/20/2046	1,436,172	1,486,614
3.50%, 3/20/2046	314,068	325,033
3.50%, 4/20/2046	166,827	172,651
3.50%, 5/20/2046	173,527	179,585
3.50%, 6/20/2046	379,117	392,353
3.50%, 7/20/2046	425,643	440,503
3.50%, 10/20/2046	807,119	835,298
3.50%, 11/20/2046	518,294	536,389
3.50%, 1/20/2047	1,218,824	1,261,376
3.50%, 3/20/2047	1,828,944	1,893,026
3.50%, 5/20/2047	1,427,307	1,477,317
3.50%, 6/20/2047	972,458	1,006,530
3.50%, 7/20/2047	736,547	762,354
3.50%, 8/20/2047	1,159,640	1,200,271
3.50%, 9/20/2047	495,844	513,218
3.50%, 10/20/2047	472,702	489,265
4.00%, 4/15/2040	74,025	77,674
4.00%, 2/20/2042	30,612	32,326
4.00%, 7/20/2042	20,665	21,807
4.00%, 7/15/2044	72,229	75,718
4.00%, 8/20/2044	44,068	46,354
4.00%, 10/20/2044	396,925	417,515
4.00%, 5/15/2045	78,375	82,181
4.00%, 6/15/2045	164,650	172,645
4.00%, 8/20/2045	48,497	50,944
4.00%, 11/20/2045	586,031	615,609
4.00%, 2/20/2046	458,642	481,791
4.00%, 5/20/2046	483,753	508,169
4.00%, 6/20/2046	322,788	337,760
4.00%, 1/20/2047	1,067,741	1,117,269
4.00%, 3/20/2047	538,812	563,806
4.00%, 4/20/2047	1,040,791	1,086,479
4.00%, 5/20/2047	739,423	771,882
4.00%, 7/20/2047	728,988	760,989
4.00%, 8/20/2047	293,792	306,689
4.50%, 1/20/2044	188,883	200,652
4.50%, 11/20/2044	59,517	63,042
4.50%, 12/20/2044	48,162	51,014
4.50%, 4/20/2046	298,145	315,803
4.50%, 6/20/2046	214,432	227,132

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
4.50%, 7/20/2046	$270,041	$286,035
4.50%, 4/20/2047	1,178,657	1,235,352
4.50%, 8/20/2047	389,137	411,049
4.50%, 12/20/2047	200,000	211,262
5.00%, 6/15/2040	59,692	64,767
5.00%, 10/15/2041	94,910	102,720
5.00%, 3/20/2044	84,951	91,306
5.00%, 12/20/2045	310,555	334,439
5.50%, 10/20/2043	75,427	83,349
5.50%, 5/20/2045	907,858	998,228
TBA 3.00%, 1/1/2048 (e)	3,800,000	3,835,031
TBA 3.50%, 1/1/2048 (e)	6,500,000	6,722,422
TBA 4.00%, 1/1/2048 (e)	2,250,000	2,346,152
TBA 4.50%, 1/1/2048 (e)	1,250,000	1,312,012
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	199,322
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	102,560
3.50%, 12/15/2042	175,000	187,308
4.25%, 9/15/2065	50,000	59,232
5.25%, 9/15/2039	150,000	202,986
Series A, 2.88%, 2/1/2027	150,000	152,751

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $202,241,128)		200,591,065

U.S. TREASURY OBLIGATIONS — 35.3%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,285,436
2.50%, 2/15/2045	840,000	801,024
2.50%, 2/15/2046	1,400,000	1,332,618
2.50%, 5/15/2046	1,100,000	1,046,683
2.75%, 8/15/2042	400,000	402,880
2.75%, 11/15/2042	500,000	503,215
2.75%, 8/15/2047	450,000	450,630
2.88%, 5/15/2043	1,200,000	1,234,068
2.88%, 8/15/2045	730,000	748,892
2.88%, 11/15/2046	1,950,000	2,000,758
3.00%, 5/15/2042	325,000	342,225
3.00%, 11/15/2044	675,000	709,256
3.00%, 5/15/2045	3,225,000	3,387,540
3.00%, 11/15/2045	400,000	420,164
3.00%, 2/15/2047	700,000	736,183
3.00%, 5/15/2047	700,000	736,092
3.13%, 11/15/2041	800,000	860,256
3.13%, 2/15/2042	475,000	510,739
3.13%, 2/15/2043	425,000	456,692
3.13%, 8/15/2044	750,000	806,077
3.38%, 5/15/2044	850,000	953,896
3.63%, 8/15/2043	850,000	992,205
3.63%, 2/15/2044	1,225,000	1,431,951
3.75%, 8/15/2041	700,000	829,906
3.75%, 11/15/2043	1,425,000	1,698,059
3.88%, 8/15/2040	750,000	903,908
4.25%, 11/15/2040	3,000,000	3,810,420
4.38%, 2/15/2038	775,000	990,783
4.38%, 11/15/2039	350,000	450,408
4.38%, 5/15/2040	575,000	741,457
4.38%, 5/15/2041	300,000	388,257
4.50%, 2/15/2036	2,500,000	3,219,625
4.50%, 8/15/2039	650,000	849,225
4.63%, 2/15/2040	1,190,000	1,582,474
4.75%, 2/15/2037	2,600,000	3,464,188
4.75%, 2/15/2041	650,000	882,524
5.25%, 11/15/2028	450,000	570,821
Treasury Notes:
0.88%, 4/15/2019	150,000	148,143
0.88%, 6/15/2019	4,500,000	4,437,090
0.88%, 9/15/2019	825,000	811,239
1.00%, 8/31/2019	500,000	492,935
1.00%, 9/30/2019	750,000	738,923
1.00%, 10/15/2019	1,000,000	984,720
1.13%, 1/15/2019	2,050,000	2,035,240
1.13%, 1/31/2019	1,500,000	1,488,735
1.13%, 2/28/2019	750,000	743,813
1.13%, 4/30/2020	100,000	98,222
1.13%, 2/28/2021	850,000	826,625
1.13%, 6/30/2021	2,250,000	2,179,283
1.13%, 7/31/2021	1,175,000	1,136,483
1.13%, 8/31/2021	2,350,000	2,270,288
1.13%, 9/30/2021	1,300,000	1,254,448
1.25%, 3/31/2019	1,600,000	1,588,192
1.25%, 4/30/2019	1,500,000	1,488,105
1.25%, 5/31/2019	1,775,000	1,760,356
1.25%, 6/30/2019	2,250,000	2,230,065
1.25%, 1/31/2020	5,250,000	5,180,857
1.25%, 3/31/2021	200,000	195,076
1.25%, 10/31/2021	1,400,000	1,356,460
1.25%, 7/31/2023	250,000	236,905
1.38%, 2/28/2019	500,000	497,290
1.38%, 7/31/2019	3,500,000	3,473,855
1.38%, 9/30/2019	7,500,000	7,435,425
1.38%, 12/15/2019	6,000,000	5,941,200
1.38%, 2/29/2020	500,000	494,405
1.38%, 4/30/2020	350,000	345,664
1.38%, 5/31/2020	500,000	493,605
1.38%, 8/31/2020	3,200,000	3,153,536
1.38%, 9/15/2020	1,500,000	1,478,670
1.38%, 9/30/2020	550,000	541,657
1.38%, 10/31/2020	1,100,000	1,082,257
1.38%, 1/31/2021	5,500,000	5,395,555
1.38%, 4/30/2021	525,000	513,676
1.38%, 5/31/2021	275,000	268,835
1.38%, 6/30/2023	2,500,000	2,388,475
1.38%, 9/30/2023	550,000	523,952
1.50%, 2/28/2019	2,750,000	2,739,193
1.50%, 5/31/2020	300,000	297,057
1.50%, 1/31/2022	450,000	438,957
1.50%, 2/28/2023	5,000,000	4,825,050
1.50%, 8/15/2026	1,850,000	1,721,203
1.63%, 3/31/2019	5,600,000	5,583,816
1.63%, 8/31/2019	800,000	796,768
1.63%, 12/31/2019	750,000	746,100

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
1.63%, 3/15/2020	$3,500,000	$3,478,825
1.63%, 6/30/2020	75,000	74,449
1.63%, 7/31/2020	5,600,000	5,557,160
1.63%, 10/15/2020	1,150,000	1,139,799
1.63%, 8/31/2022	1,150,000	1,121,583
1.63%, 5/31/2023	1,250,000	1,210,837
1.63%, 2/15/2026	1,925,000	1,817,854
1.63%, 5/15/2026	1,350,000	1,271,768
1.75%, 11/30/2019	2,500,000	2,493,650
1.75%, 10/31/2020	650,000	646,347
1.75%, 11/15/2020	1,350,000	1,342,278
1.75%, 12/31/2020	5,500,000	5,462,380
1.75%, 11/30/2021	1,500,000	1,479,255
1.75%, 2/28/2022	300,000	295,431
1.75%, 3/31/2022	250,000	245,930
1.75%, 4/30/2022	300,000	294,822
1.75%, 5/31/2022	1,000,000	982,550
1.75%, 6/30/2022	3,750,000	3,682,613
1.75%, 1/31/2023	2,925,000	2,859,509
1.75%, 5/15/2023	250,000	243,878
1.88%, 1/31/2022	1,850,000	1,831,111
1.88%, 2/28/2022	5,500,000	5,440,765
1.88%, 3/31/2022	5,500,000	5,437,905
1.88%, 5/31/2022	100,000	98,864
1.88%, 7/31/2022	1,000,000	986,530
1.88%, 8/31/2022	150,000	147,897
1.88%, 9/30/2022	500,000	492,790
1.88%, 8/31/2024	1,850,000	1,800,531
2.00%, 2/28/2021	750,000	749,602
2.00%, 5/31/2021	350,000	349,440
2.00%, 8/31/2021	300,000	299,031
2.00%, 11/15/2021	500,000	498,530
2.00%, 12/31/2021	3,000,000	2,985,240
2.00%, 7/31/2022	100,000	99,249
2.00%, 10/31/2022	5,000,000	4,957,100
2.00%, 11/30/2022	2,000,000	1,981,920
2.00%, 2/15/2023	500,000	494,870
2.00%, 5/31/2024	1,750,000	1,717,485
2.00%, 6/30/2024	350,000	343,326
2.00%, 2/15/2025	625,000	610,975
2.00%, 8/15/2025	1,500,000	1,462,365
2.00%, 11/15/2026	2,250,000	2,177,663
2.13%, 8/31/2020	1,650,000	1,657,771
2.13%, 8/15/2021	5,500,000	5,507,645
2.13%, 6/30/2022	4,500,000	4,491,720
2.13%, 12/31/2022	650,000	647,406
2.13%, 11/30/2023	1,000,000	991,940
2.13%, 3/31/2024	975,000	965,123
2.13%, 11/30/2024	1,250,000	1,233,613
2.13%, 5/15/2025	2,350,000	2,314,209
2.25%, 12/31/2023	1,750,000	1,746,937
2.25%, 1/31/2024	1,000,000	997,890
2.25%, 10/31/2024	1,250,000	1,244,238
2.25%, 11/15/2024	1,675,000	1,666,424
2.25%, 12/31/2024	1,250,000	1,243,363
2.25%, 11/15/2025	1,975,000	1,957,719
2.25%, 2/15/2027	2,000,000	1,974,200
2.25%, 8/15/2027	2,000,000	1,972,160
2.25%, 11/15/2027	500,000	493,035
2.38%, 8/15/2024	1,950,000	1,956,571
2.38%, 5/15/2027	1,400,000	1,396,164
2.50%, 5/15/2024	5,000,000	5,057,000
2.63%, 8/15/2020	150,000	152,622
2.63%, 11/15/2020	250,000	254,512
2.75%, 11/15/2023	1,500,000	1,540,785
2.75%, 2/15/2024	100,000	102,633
3.63%, 2/15/2020	1,350,000	1,398,262
3.63%, 2/15/2021	1,600,000	1,677,968

TOTAL U.S. TREASURY OBLIGATIONS (Cost $244,717,353)		242,695,956

MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	39,486
California, State General Obligation:
7.30%, 10/1/2039	125,000	186,482
7.50%, 4/1/2034	100,000	148,082
7.55%, 4/1/2039	100,000	157,361
California, State University Series B, 3.90%, 11/1/2047	100,000	105,175
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	131,938
Los Angeles Unified School District/CA 5.75%, 7/1/2034	25,000	31,880
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	70,890
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	270,930
University of California Series AX, 3.06%, 7/1/2025	300,000	303,267

		1,445,491

FLORIDA — 0.1%
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	150,154
Series A, 3.00%, 7/1/2020	100,000	101,309

		251,463

GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia 6.66%, 4/1/2057	165,000	207,834

ILLINOIS — 0.1%
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	274,541
State of Illinois:

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
5.10%, 6/1/2033	$50,000	$49,917
7.35%, 7/1/2035	100,000	115,617

		440,075

MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	100,000	104,862

NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	100,000	149,393

NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	32,895
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	250,000	288,682
5.65%, 11/1/2040	100,000	131,163
Series 192, 4.81%, 10/15/2065	25,000	30,454

		483,194

OHIO — 0.0% (a)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	234,156

PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	132,513

TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	124,690
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	150,666

		275,356

VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	52,141

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,670,660)		3,776,478

ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	199,066
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	198,770
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	200,000	196,128
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	149,326
Nissan Auto Lease Trust 2017-B Series 2017-B, Class A3, 2.05%, 9/15/2020	300,000	299,185
Nissan Auto Receivables 2016-B Owner Trust Series 2016-B, Class A3, 1.32%, 1/15/2021	169,000	167,808
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.76%, 7/15/2021	200,000	198,669

		1,408,952

CREDIT CARD — 0.2%
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	195,022
Chase Issuance Trust Series 2016-A5, Class A5, 1.27%, 7/15/2021	300,000	295,760
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	298,149
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	101,691
Discover Card Execution Note Trust Series 2016-A1, Class A1, 1.64%, 7/15/2021	100,000	99,644
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	397,498

		1,387,764

TOTAL ASSET-BACKED SECURITIES (Cost $2,814,260)		2,796,716

MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	104,522
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	92,714
Series 2017-BNK8, Class B, 3.93%, 11/15/2050	50,000	51,327
CD 2017-CD6 Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	102,974

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	$75,000	$76,138
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	300,000	314,595
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	256,191
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	66,845
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	106,159
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	418,892
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	103,804
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	52,214
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	422,866
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	154,738
CSAIL 2017-CX10 Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050	250,000	256,009
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.06%, 7/10/2046 (c)	80,000	85,541
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	107,270
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	152,650
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	196,277
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,095
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	53,260
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	103,526
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	104,686
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.75%, 3/15/2049 (c)	300,000	323,696
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	513,980
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	203,106
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	201,055
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	302,586
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	201,066
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	227,870
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	229,711
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	102,736
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	310,738
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	299,686
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	77,049
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,302

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	$120,000	$120,954
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,060

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,882,498)		6,782,888

	Shares
SHORT-TERM INVESTMENT — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g) (Cost $47,567,027)	47,567,027	47,567,027

TOTAL INVESTMENTS — 102.6% (Cost $707,393,187)		705,202,994

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(17,662,448)

NET ASSETS — 100.0%		$687,540,546

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$152,812	$—	$152,812
Aerospace & Defense	—	3,177,023	—	3,177,023
Agriculture	—	2,521,288	—	2,521,288
Airlines	—	550,862	—	550,862
Apparel	—	78,910	—	78,910
Auto Manufacturers	—	4,011,518	—	4,011,518
Auto Parts & Equipment	—	78,974	—	78,974
Banks	—	38,520,343	—	38,520,343
Beverages	—	5,362,535	—	5,362,535
Biotechnology	—	2,540,107	—	2,540,107
Chemicals	—	2,680,325	—	2,680,325
Commercial Services	—	1,085,241	—	1,085,241
Construction Materials	—	411,188	—	411,188
Distribution & Wholesale	—	55,022	—	55,022
Diversified Financial Services	—	5,274,314	—	5,274,314
Electric	—	10,549,564	—	10,549,564
Electrical Components & Equipment	—	125,796	—	125,796
Electronics	—	710,246	—	710,246
Engineering & Construction	—	50,810	—	50,810

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Environmental Control	$—	$355,363	$—	$355,363
Food	—	2,049,590	—	2,049,590
Forest Products & Paper	—	649,787	—	649,787
Gas	—	980,232	—	980,232
Health Care Products	—	3,564,854	—	3,564,854
Health Care Services	—	3,105,479	—	3,105,479
Home Builders	—	50,552	—	50,552
Home Furnishings	—	26,470	—	26,470
Household Products	—	1,139,457	—	1,139,457
Household Products & Wares	—	152,304	—	152,304
Housewares	—	389,797	—	389,797
Insurance	—	4,696,745	—	4,696,745
Internet	—	2,586,453	—	2,586,453
Iron/Steel	—	701,369	—	701,369
IT Services	—	4,925,748	—	4,925,748
Leisure Time	—	148,919	—	148,919
Lodging	—	288,956	—	288,956
Machinery, Construction & Mining	—	732,500	—	732,500
Machinery-Diversified	—	834,460	—	834,460
Media	—	6,372,810	—	6,372,810
Metal Fabricate & Hardware	—	74,561	—	74,561
Mining	—	1,086,031	—	1,086,031
Miscellaneous Manufacturer	—	1,867,766	—	1,867,766
Office & Business Equipment	—	145,571	—	145,571
Oil & Gas	—	12,181,960	—	12,181,960
Oil & Gas Services	—	727,934	—	727,934
Packaging & Containers	—	217,564	—	217,564
Pharmaceuticals	—	8,210,021	—	8,210,021
Pipelines	—	5,908,568	—	5,908,568
Real Estate	—	267,398	—	267,398
Real Estate Investment Trusts	—	4,967,083	—	4,967,083
Retail	—	5,384,761	—	5,384,761
Semiconductors	—	2,308,689	—	2,308,689
Software	—	5,970,629	—	5,970,629
Telecommunications	—	8,796,003	—	8,796,003
Textiles	—	156,071	—	156,071
Toys/Games/Hobbies	—	29,326	—	29,326
Transportation	—	3,170,608	—	3,170,608
Trucking & Leasing	—	100,829	—	100,829
Water	—	276,017	—	276,017
Foreign Government Obligations	—	27,456,751	—	27,456,751
U.S. Government Agency Obligations	—	200,591,065	—	200,591,065
U.S. Treasury Obligations	—	242,695,956	—	242,695,956
Municipal Bonds & Notes	—	3,776,478	—	3,776,478
Asset-Backed Securities
Automobile	—	1,408,952	—	1,408,952
Credit Card	—	1,387,764	—	1,387,764
Mortgage-Backed Securities	—	6,782,888	—	6,782,888
Short-Term Investment	47,567,027	—	—	47,567,027

TOTAL INVESTMENTS	$47,567,027	$657,635,967	$—	$705,202,994

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$213,321,243	$165,754,216	$—	$—	47,567,027	$47,567,027	$85,324	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,977,648	11,977,648	146,578,397	158,556,045	—	—	—	—	64,268	—

Total		$11,977,648	$359,899,640	$324,310,261	$—	$—		$47,567,027	$149,592	$—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 101.7%
AUSTRALIA — 4.8%
AGL Energy, Ltd.	44,820	$853,963
Alumina, Ltd.	181,849	345,627
Amcor, Ltd.	89,308	1,077,122
AMP, Ltd.	198,276	804,873
APA Group	76,362	497,522
Aristocrat Leisure, Ltd.	36,809	682,327
ASX, Ltd.	13,290	570,257
Aurizon Holdings, Ltd.	140,049	543,315
AusNet Services	166,782	235,460
Australia & New Zealand Banking Group, Ltd.	218,468	4,910,941
Bank of Queensland, Ltd.	29,099	289,504
Bendigo & Adelaide Bank, Ltd.	27,864	254,334
BHP Billiton PLC	158,087	3,255,899
BHP Billiton, Ltd.	238,742	5,521,667
BlueScope Steel, Ltd.	45,657	548,872
Boral, Ltd.	94,366	574,967
Brambles, Ltd.	124,071	977,214
Caltex Australia, Ltd.	21,064	560,981
Challenger, Ltd.	47,153	517,437
CIMIC Group, Ltd.	8,408	338,352
Coca-Cola Amatil, Ltd.	33,346	221,954
Cochlear, Ltd.	4,589	614,594
Commonwealth Bank of Australia	128,307	8,062,547
Computershare, Ltd.	38,022	484,744
Crown Resorts, Ltd.	24,360	248,072
CSL, Ltd.	33,758	3,730,860
Dexus REIT	69,882	532,918
Domino’s Pizza Enterprises, Ltd. (a)	4,890	178,614
Flight Centre Travel Group, Ltd. (a)	4,796	165,953
Fortescue Metals Group, Ltd.	127,518	486,722
Goodman Group REIT	139,664	919,786
GPT Group REIT	124,761	498,643
Harvey Norman Holdings, Ltd. (a)	23,187	75,626
Healthscope, Ltd.	133,386	219,089
Incitec Pivot, Ltd.	140,506	428,597
Insurance Australia Group, Ltd.	182,880	1,035,607
LendLease Group	44,646	570,940
Macquarie Group, Ltd.	24,445	1,904,892
Medibank Pvt, Ltd.	221,790	570,726
Mirvac Group REIT	298,378	548,435
National Australia Bank, Ltd.	199,824	4,621,565
Newcrest Mining, Ltd.	59,306	1,058,533
Oil Search, Ltd.	95,019	578,946
Orica, Ltd.	31,202	441,724
Origin Energy, Ltd. (b)	119,356	879,398
QBE Insurance Group, Ltd.	107,557	898,463
Ramsay Health Care, Ltd.	9,693	531,606
REA Group, Ltd.	4,706	282,133
Santos, Ltd. (b)	150,423	641,211
Scentre Group REIT	406,151	1,331,042
SEEK, Ltd.	20,880	310,458
Sonic Healthcare, Ltd.	32,042	572,909
South32, Ltd. (c)	10,757	29,503
South32, Ltd. (c)	347,569	948,760
Stockland REIT	165,311	579,255
Suncorp Group, Ltd.	99,564	1,079,334
Sydney Airport	89,714	494,697
Tabcorp Holdings, Ltd.	116,908	510,232
Telstra Corp., Ltd.	323,223	917,696
TPG Telecom, Ltd. (a)	37,098	190,636
Transurban Group Stapled Security	167,347	1,626,969
Treasury Wine Estates, Ltd.	58,287	727,603
Vicinity Centres REIT	233,018	495,734
Wesfarmers, Ltd.	84,900	2,949,690
Westfield Corp. REIT	151,820	1,126,900
Westpac Banking Corp.	251,924	6,177,279
Woodside Petroleum, Ltd.	63,967	1,655,052
Woolworths, Ltd.	97,618	2,084,408

		78,601,689

AUSTRIA — 0.2%
ANDRITZ AG	4,639	262,288
Erste Group Bank AG (b)	23,300	1,010,169
OMV AG	11,628	737,660
Raiffeisen Bank International AG (b)	9,777	354,555
voestalpine AG	9,270	554,845

		2,919,517

BELGIUM — 0.7%
Ageas	14,846	725,830
Anheuser-Busch InBev SA	56,536	6,322,450
Colruyt SA	4,570	237,945
Groupe Bruxelles Lambert SA	5,541	598,760
KBC Group NV	19,035	1,625,378
Proximus SADP	12,663	415,877
Solvay SA	5,011	697,395
Telenet Group Holding NV (b)	3,963	276,437
UCB SA	8,612	684,387
Umicore SA	13,246	627,563

		12,212,022

BRAZIL — 1.7%
Ambev SA	354,667	2,275,275
Atacadao Distribuicao Comercio e Industria Ltda (b)	39,400	181,137
B3 SA — Brasil Bolsa Balcao	158,701	1,089,870
Banco Bradesco SA Preference Shares	229,679	2,343,805
Banco Bradesco SA	72,585	701,539
Banco do Brasil SA	68,900	660,938
Banco Santander Brasil SA	26,400	253,725
BB Seguridade Participacoes SA	57,100	490,422
BR Malls Participacoes SA	53,082	203,712
Braskem SA Class A, Preference Shares	12,900	166,719
BRF SA (b)	31,600	348,666
CCR SA	99,100	482,489

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA (b)	16,300	$95,035
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,800	46,535
Cia Brasileira de Distribuicao Preference Shares	10,000	237,949
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	268,049
Cia Energetica de Minas Gerais Preference Shares	31,300	64,825
Cia Energetica de Minas Gerais (b)	5,564	11,574
Cia Energetica de Minas Gerais (b)	320	637
Cia Paranaense de Energia Preference Shares	1,300	9,778
Cia Siderurgica Nacional SA (b)	41,500	104,842
Cielo SA	83,039	588,791
Cosan SA Industria e Comercio	10,500	131,365
EDP — Energias do Brasil SA	4,474	18,883
Embraer SA	44,700	269,512
Engie Brasil Energia SA	12,853	137,593
Equatorial Energia SA	15,000	296,871
Fibria Celulose SA	16,100	232,247
Gerdau SA Preference Shares	58,600	218,705
Hypermarcas SA	30,200	327,756
Itau Unibanco Holding SA Preference Shares	241,669	3,102,187
Itausa — Investimentos Itau SA Preference Shares	307,875	1,004,253
JBS SA	45,600	134,858
Klabin SA	37,628	199,648
Kroton Educacional SA	110,800	614,609
Localiza Rent a Car SA	34,020	226,246
Lojas Americanas SA Preference Shares	44,081	226,578
Lojas Renner SA	57,110	611,026
M Dias Branco SA	7,900	124,081
Multiplan Empreendimentos Imobiliarios SA	5,238	111,957
Natura Cosmeticos SA	13,800	137,538
Odontoprev SA	3,400	16,308
Petroleo Brasileiro SA Preference Shares (b)	299,100	1,451,723
Petroleo Brasileiro SA (b)	229,000	1,167,402
Porto Seguro SA	12,800	140,190
Qualicorp SA	18,591	173,742
Raia Drogasil SA	18,800	520,286
Rumo SA (b)	69,087	270,133
Sul America SA	2,891	16,263
Suzano Papel e Celulose SA	25,800	145,369
Telefonica Brasil SA Preference Shares	35,985	527,446
TIM Participacoes SA	56,500	223,132
Transmissora Alianca de Energia Eletrica SA	11,700	75,270
Ultrapar Participacoes SA	24,700	558,470
Vale SA	237,807	2,886,286
WEG SA	35,900	260,935

		27,185,180

CANADA — 6.4%
Agnico Eagle Mines, Ltd.	18,300	847,705
Agrium, Inc.	10,600	1,223,152
Alimentation Couche-Tard, Inc. Class B	31,900	1,669,916
AltaGas, Ltd.	12,300	280,958
ARC Resources, Ltd. (a)	25,500	300,192
Atco, Ltd. Class I	4,900	175,985
Bank of Montreal	48,400	3,885,675
Bank of Nova Scotia (a)	88,900	5,755,671
Barrick Gold Corp.	89,200	1,294,270
BCE, Inc.	10,579	509,805
BlackBerry, Ltd. (b)	35,900	402,279
Bombardier, Inc. Class B (b)	151,000	365,162
Brookfield Asset Management, Inc. Class A	62,950	2,749,211
CAE, Inc.	19,300	359,675
Cameco Corp. (a)	23,300	215,901
Canadian Imperial Bank of Commerce	32,600	3,188,319
Canadian National Railway Co.	55,900	4,624,315
Canadian Natural Resources, Ltd.	81,900	2,936,229
Canadian Pacific Railway, Ltd.	11,000	2,016,250
Canadian Tire Corp., Ltd. Class A	4,600	601,732
Canadian Utilities, Ltd. Class A	9,200	274,689
CCL Industries, Inc. Class B	9,700	449,640
Cenovus Energy, Inc.	82,000	751,315
CGI Group, Inc. Class A (b)	14,400	784,963
CI Financial Corp. (a)	18,800	446,687
Constellation Software, Inc.	1,600	973,089
Crescent Point Energy Corp.	39,500	302,015
Dollarama, Inc.	8,300	1,040,357
Element Fleet Management Corp. (a)	30,500	231,254
Emera, Inc.	4,400	164,980
Empire Co., Ltd.	13,400	261,915
Enbridge, Inc.	122,400	4,802,413
Encana Corp.	66,500	890,063
Fairfax Financial Holdings, Ltd.	2,200	1,175,265
Finning International, Inc.	10,000	253,163
First Capital Realty, Inc.	10,500	173,638
First Quantum Minerals, Ltd.	54,400	764,583
Fortis, Inc.	32,100	1,181,317
Franco-Nevada Corp.	14,300	1,146,556
George Weston, Ltd.	3,700	322,353
Gildan Activewear, Inc.	15,900	515,343
Goldcorp, Inc.	68,100	871,258
Great-West Lifeco, Inc.	20,300	568,682
H&R Real Estate Investment Trust	7,500	127,858
Husky Energy, Inc. (b)	25,655	363,443
Hydro One, Ltd. (d)	21,100	377,222
IGM Financial, Inc. (a)	6,600	232,563
Imperial Oil, Ltd.	20,200	632,464

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Industrial Alliance Insurance & Financial Services, Inc.	7,700	$367,624
Intact Financial Corp.	10,800	904,978
Inter Pipeline, Ltd.	25,500	529,762
Jean Coutu Group PJC, Inc. Class A	3,900	76,011
Keyera Corp.	13,100	370,328
Kinross Gold Corp. (b)	88,700	383,698
Linamar Corp.	3,900	227,877
Loblaw Cos., Ltd.	14,700	800,378
Lundin Mining Corp.	41,400	276,231
Magna International, Inc.	26,700	1,518,104
Manulife Financial Corp.	147,900	3,095,046
Methanex Corp.	5,200	316,080
Metro, Inc.	15,800	507,562
National Bank of Canada	26,100	1,306,510
Onex Corp.	5,700	419,397
Open Text Corp.	18,000	642,308
Pembina Pipeline Corp.	38,336	1,392,451
Potash Corp. of Saskatchewan, Inc.	64,200	1,320,943
Power Corp. of Canada	24,200	625,208
Power Financial Corp.	17,400	479,665
PrairieSky Royalty, Ltd. (a)	15,294	391,337
Restaurant Brands International, Inc.	17,246	1,063,569
RioCan Real Estate Investment Trust	12,200	237,194
Rogers Communications, Inc. Class B	27,600	1,410,894
Royal Bank of Canada	108,000	8,848,078
Saputo, Inc.	17,000	613,001
Seven Generations Energy, Ltd. Class A (b)	17,900	254,010
Shaw Communications, Inc. Class B	28,400	650,302
Shopify, Inc. Class A (b)	5,500	557,967
Smart Real Estate Investment Trust	5,700	140,618
SNC-Lavalin Group, Inc.	14,000	637,456
Sun Life Financial, Inc.	46,400	1,921,251
Suncor Energy, Inc.	123,564	4,551,242
Teck Resources, Ltd. Class B	44,000	1,154,300
TELUS Corp.	13,500	513,085
Thomson Reuters Corp.	22,300	975,152
Toronto-Dominion Bank	136,600	8,029,522
Tourmaline Oil Corp. (b)	16,400	298,170
TransCanada Corp.	65,100	3,178,752
Turquoise Hill Resources, Ltd. (b)	78,900	270,147
Valeant Pharmaceuticals International, Inc. (b)	22,900	478,854
Vermilion Energy, Inc.	6,500	236,977
West Fraser Timber Co., Ltd.	4,400	272,403
Wheaton Precious Metals Corp.	30,000	665,390

		106,391,322

CHILE — 0.3%
AES Gener SA	22,037	7,299
Aguas Andinas SA Class A	220,856	146,308
Antofagasta PLC	28,888	392,736
Banco de Chile	1,599,969	256,524
Banco de Credito e Inversiones	4,013	279,157
Banco Santander Chile	4,206,222	329,601
Cencosud SA	81,884	241,918
Cia Cervecerias Unidas SA	7,183	107,778
Colbun SA	622,750	143,237
Embotelladora Andina SA Class B, Preference Shares	3,273	16,343
Empresa Nacional de Telecomunicaciones SA	7,195	80,883
Empresas CMPC SA	107,700	366,227
Empresas COPEC SA	37,051	585,340
Enel Americas SA	2,355,987	524,962
Enel Chile SA	898,435	106,369
Enel Generacion Chile SA	299,048	270,791
Itau CorpBanca	3,102,407	28,230
Latam Airlines Group SA	19,970	283,093
SACI Falabella	46,639	465,215
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	6,150	365,492

		4,997,503

CHINA — 7.2%
3SBio, Inc. (b) (d)	100,500	197,213
58.com, Inc. ADR (b)	7,400	529,618
AAC Technologies Holdings, Inc.	56,500	1,007,522
Agile Group Holdings, Ltd.	148,000	224,538
Agricultural Bank of China, Ltd. Class H	2,025,000	942,909
Air China, Ltd. Class H	148,000	179,479
Alibaba Group Holding, Ltd. ADR (a) (b)	85,100	14,673,793
Alibaba Health Information Technology, Ltd. (a) (b)	341,500	172,556
Aluminum Corp. of China, Ltd. Class H (a) (b)	188,000	134,435
Anhui Conch Cement Co., Ltd. Class H	77,500	364,336
ANTA Sports Products, Ltd.	68,000	308,367
Autohome, Inc. ADR (b)	3,900	252,213
AviChina Industry & Technology Co., Ltd. Class H	188,000	100,045
Baidu, Inc. ADR (b)	20,400	4,777,884
Bank of China, Ltd. Class H	5,947,000	2,921,275
Bank of Communications Co., Ltd. Class H	708,000	525,296
Beijing Capital International Airport Co., Ltd. Class H	110,000	165,761
Beijing Enterprises Holdings, Ltd.	38,000	225,551
Beijing Enterprises Water Group, Ltd.	324,000	250,752
Brilliance China Automotive Holdings, Ltd.	242,000	647,001
Byd Co., Ltd. Class H (a)	41,000	357,169

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
BYD Electronic International Co., Ltd.	72,000	$156,760
CGN Power Co., Ltd. Class H (d)	958,600	259,966
China Cinda Asset Management Co., Ltd. Class H	563,592	206,193
China CITIC Bank Corp., Ltd. Class H	732,000	458,828
China Communications Construction Co., Ltd. Class H	369,000	419,163
China Communications Services Corp., Ltd. Class H	250,000	167,577
China Conch Venture Holdings, Ltd.	113,500	262,795
China Construction Bank Corp. Class H	6,249,000	5,755,542
China Everbright Bank Co., Ltd. Class H	42,300	19,750
China Everbright International, Ltd.	158,000	225,561
China Everbright, Ltd.	66,000	147,580
China Evergrande Group (b)	256,000	882,555
China Galaxy Securities Co., Ltd. Class H	212,300	156,428
China Huarong Asset Management Co., Ltd. Class H (d)	841,000	396,977
China Huishan Dairy Holdings Co., Ltd. (b) (e)	66,000	—
China Jinmao Holdings Group, Ltd.	240,000	105,612
China Life Insurance Co., Ltd. Class H	563,000	1,768,085
China Longyuan Power Group Corp., Ltd. Class H	127,000	90,328
China Medical System Holdings, Ltd.	122,000	284,349
China Mengniu Dairy Co., Ltd.	220,000	654,318
China Merchants Bank Co., Ltd. Class H	299,000	1,189,528
China Merchants Port Holdings Co., Ltd.	92,776	242,701
China Minsheng Banking Corp., Ltd. Class H	455,500	456,240
China Mobile, Ltd.	457,000	4,632,961
China Molybdenum Co., Ltd. Class H	354,000	227,327
China National Building Material Co., Ltd. Class H (a)	176,000	157,374
China Oilfield Services, Ltd. Class H	86,000	83,719
China Overseas Land & Investment, Ltd.	298,000	958,733
China Pacific Insurance Group Co., Ltd. Class H	204,000	979,904
China Petroleum & Chemical Corp. Class H	1,946,000	1,426,398
China Railway Construction Corp., Ltd. Class H	187,000	216,727
China Railway Group, Ltd. Class H	239,000	176,713
China Resources Beer Holdings Co., Ltd.	102,721	368,583
China Resources Gas Group, Ltd.	78,000	282,873
China Resources Land, Ltd.	221,333	651,204
China Resources Pharmaceutical Group, Ltd. (d)	177,000	229,138
China Resources Power Holdings Co., Ltd.	126,055	234,782
China Shenhua Energy Co., Ltd. Class H	269,500	698,115
China Southern Airlines Co., Ltd. Class H	162,000	167,237
China State Construction International Holdings, Ltd.	184,750	258,550
China Taiping Insurance Holdings Co., Ltd.	132,000	494,749
China Telecom Corp., Ltd. Class H	1,120,000	532,972
China Unicom Hong Kong, Ltd. (b)	484,000	653,811
China Vanke Co., Ltd. Class H	100,200	399,913
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	139,813
CITIC Securities Co., Ltd. Class H	190,500	392,829
CITIC, Ltd.	462,000	666,644
CNOOC, Ltd.	1,348,000	1,934,755
COSCO SHIPPING Ports, Ltd.	131,698	136,966
Country Garden Holdings Co., Ltd.	422,000	804,344
CRRC Corp., Ltd. Class H	263,350	281,633
CSPC Pharmaceutical Group, Ltd.	368,000	742,845
Ctrip.com International, Ltd. ADR (b)	30,000	1,323,000
Dongfeng Motor Group Co., Ltd. Class H	186,000	225,085
ENN Energy Holdings, Ltd.	48,000	342,318
Far East Horizon, Ltd.	121,000	103,242
Fosun International, Ltd.	168,500	373,328
Fuyao Glass Industry Group Co., Ltd. Class H (d)	23,600	99,474
Geely Automobile Holdings, Ltd.	377,000	1,306,935
GF Securities Co., Ltd. Class H	93,400	187,820
GOME Retail Holdings, Ltd. (a)	972,000	116,879
Great Wall Motor Co., Ltd. Class H (a)	201,000	230,124
Guangdong Investment, Ltd.	176,000	235,498
Guangzhou Automobile Group Co., Ltd. Class H	142,000	336,413
Guangzhou R&F Properties Co., Ltd.	77,600	174,908
Haitian International Holdings, Ltd.	53,000	159,326

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	271,200	$393,411
Hanergy Thin Film Power Group, Ltd. (b) (e)	68,000	—
Hengan International Group Co., Ltd.	58,000	643,637
Huaneng Power International, Inc. Class H	388,000	243,204
Huaneng Renewables Corp., Ltd. Class H	418,629	141,912
Huatai Securities Co., Ltd. Class H (d)	115,000	228,903
Industrial & Commercial Bank of China, Ltd. Class H	5,492,000	4,419,004
JD.com, Inc. ADR (b)	49,500	2,050,290
Jiangsu Expressway Co., Ltd. Class H	98,000	149,182
Jiangxi Copper Co., Ltd. Class H	75,000	118,967
Kingsoft Corp., Ltd. (a)	54,000	179,602
Kunlun Energy Co., Ltd.	290,000	301,971
Lenovo Group, Ltd.	620,000	349,763
Longfor Properties Co., Ltd.	128,000	320,602
Meitu, Inc. (b) (d)	130,000	180,932
Minth Group, Ltd.	48,000	289,512
Momo, Inc. ADR (b)	6,000	146,880
NetEase, Inc. ADR	6,000	2,070,420
New China Life Insurance Co., Ltd. Class H	50,100	342,233
New Oriental Education & Technology Group, Inc. ADR	10,400	977,600
Nexteer Automotive Group, Ltd. (b)	84,000	200,079
People’s Insurance Co. Group of China, Ltd. Class H	446,000	219,654
PetroChina Co., Ltd. Class H	1,622,000	1,130,812
PICC Property & Casualty Co., Ltd. Class H	363,800	698,998
Ping An Insurance Group Co. of China, Ltd. Class H	388,500	4,042,889
Semiconductor Manufacturing International Corp. (b)	249,300	431,164
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	148,486
Shanghai Electric Group Co., Ltd. Class H (a) (b)	24,000	9,886
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	214,911
Shanghai Industrial Holdings, Ltd.	53,000	151,868
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	67,506
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	50,200	135,818
Shenzhou International Group Holdings, Ltd.	48,000	456,833
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	117,184
SINA Corp. (b)	3,600	361,116
Sino-Ocean Group Holding, Ltd.	192,000	132,383
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	119,543
Sinopharm Group Co., Ltd. Class H	100,000	432,374
SOHO China, Ltd.	46,000	26,892
Sunac China Holdings, Ltd.	163,000	674,536
Sunny Optical Technology Group Co., Ltd.	56,000	715,643
TAL Education Group ADR	22,700	674,417
Tencent Holdings, Ltd.	423,200	21,979,353
Tingyi Cayman Islands Holding Corp.	170,000	330,549
TravelSky Technology, Ltd. Class H	42,000	125,990
Tsingtao Brewery Co., Ltd. Class H	38,000	195,899
Vipshop Holdings, Ltd. ADR (b)	30,900	362,148
Want Want China Holdings, Ltd.	361,000	302,477
Weibo Corp. ADR (a) (b)	2,910	301,069
Weichai Power Co., Ltd. Class H	164,000	179,581
Yangzijiang Shipbuilding Holdings, Ltd.	155,200	170,715
Yanzhou Coal Mining Co., Ltd. Class H	150,000	175,380
Yum China Holdings, Inc.	29,400	1,176,588
YY, Inc. ADR (b)	2,500	282,650
Zhejiang Expressway Co., Ltd. Class H	114,000	125,268
Zhuzhou CRRC Times Electric Co., Ltd. Class H	38,000	247,183
Zijin Mining Group Co., Ltd. Class H	346,000	130,569
ZTE Corp. Class H (b)	45,800	171,956

		118,378,903

COLOMBIA — 0.1%
Bancolombia SA ADR	500	19,830
Bancolombia SA	13,000	130,588
Bancolombia SA Preference Shares	24,343	244,042
Cementos Argos SA	35,710	137,839
Ecopetrol SA ADR	700	10,241
Ecopetrol SA	307,726	227,869
Grupo Argos SA	22,062	154,349
Grupo Aval Acciones y Valores SA Preference Shares	302,656	130,818
Grupo de Inversiones Suramericana SA Preference Shares	9,428	123,200
Grupo de Inversiones Suramericana SA	14,284	192,878

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Interconexion Electrica SA ESP	32,243	$153,409

		1,525,063

CZECH REPUBLIC — 0.0% (f)
CEZ A/S	11,088	258,946
Komercni banka A/S	4,855	208,952
Moneta Money Bank A/S (d)	21,059	81,621
O2 Czech Republic A/S	227	2,953

		552,472

DENMARK — 1.2%
AP Moeller — Maersk A/S Class B	513	896,865
AP Moller — Maersk A/S Class A	260	434,424
Carlsberg A/S Class B	8,339	1,001,960
Chr Hansen Holding A/S	6,836	641,660
Coloplast A/S Class B	8,029	639,041
Danske Bank A/S	56,426	2,198,652
DONG Energy A/S (d)	14,801	808,512
DSV A/S	14,605	1,150,894
Genmab A/S (b)	3,837	636,777
H Lundbeck A/S	4,000	203,213
ISS A/S	11,626	450,572
Novo Nordisk A/S Class B	138,177	7,454,391
Novozymes A/S Class B	15,582	890,881
Pandora A/S	7,497	816,758
TDC A/S	48,200	296,411
Tryg A/S	8,961	224,300
Vestas Wind Systems A/S	16,626	1,149,801
William Demant Holding A/S (b)	9,101	254,665

		20,149,777

EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	60,651	265,050
Global Telecom Holding SAE (b)	13,479	5,610

		270,660

FINLAND — 0.6%
Elisa Oyj	11,697	459,577
Fortum Oyj	30,718	608,622
Kone Oyj Class B	25,809	1,387,797
Metso Oyj	7,380	252,298
Neste Oyj	9,149	586,109
Nokia Oyj (c)	439,955	2,057,193
Nokian Renkaat Oyj	9,752	442,646
Orion Oyj Class B	7,170	267,591
Sampo Oyj Class A	33,800	1,858,887
Stora Enso Oyj Class R	38,044	603,932
UPM-Kymmene Oyj	40,866	1,271,453
Wartsila Oyj Abp	10,073	636,232

		10,432,337

FRANCE — 7.0%
Accor SA	12,624	651,833
Aeroports de Paris	1,897	361,050
Air Liquide SA	31,819	4,013,778
Airbus SE	43,238	4,309,377
Alstom SA	12,537	520,959
Amundi SA (d)	3,819	323,991
Arkema SA	5,410	659,702
Atos SE	7,274	1,059,946
AXA SA	144,394	4,288,761
BioMerieux	3,590	321,979
BNP Paribas SA	83,362	6,231,294
Bollore SA	57,415	312,178
Bollore SA (b)	329	1,798
Bouygues SA	14,460	752,016
Bureau Veritas SA	21,307	583,092
Capgemini SE	12,240	1,453,465
Carrefour SA	45,051	975,914
Casino Guichard Perrachon SA	3,845	233,439
Cie de Saint-Gobain	37,985	2,097,258
Cie Generale des Etablissements Michelin	12,942	1,857,897
CNP Assurances	12,637	292,185
Credit Agricole SA	86,608	1,435,185
Danone SA	45,016	3,781,163
Dassault Aviation SA	155	241,570
Dassault Systemes SE	9,993	1,063,044
Edenred	15,581	452,400
Eiffage SA	5,094	558,716
Electricite de France SA	46,112	576,969
Engie SA	137,235	2,362,291
Essilor International SA	15,639	2,158,682
Eurazeo SA	3,310	306,048
Eutelsat Communications SA	10,404	241,055
Faurecia	4,796	375,086
Fonciere Des Regions REIT	2,253	255,606
Gecina SA REIT	3,748	692,642
Groupe Eurotunnel SE	38,208	491,835
Hermes International	2,423	1,298,382
ICADE REIT	2,406	236,706
Iliad SA	2,145	514,499
Imerys SA	2,719	256,431
Ingenico Group SA	4,829	516,139
Ipsen SA	3,193	381,767
JCDecaux SA	6,672	269,235
Kering	5,683	2,681,890
Klepierre SA REIT	14,963	658,781
Lagardere SCA	7,117	228,437
Legrand SA	20,225	1,558,930
L’Oreal SA	18,767	4,167,926
LVMH Moet Hennessy Louis Vuitton SE	20,696	6,098,622
Natixis SA	75,431	597,450
Orange SA	149,657	2,601,276
Pernod Ricard SA	15,947	2,526,732
Peugeot SA	45,683	930,086
Publicis Groupe SA	15,964	1,085,956
Remy Cointreau SA	1,573	218,163
Renault SA	14,629	1,474,006
Rexel SA	24,964	453,249
Safran SA	25,027	2,581,804
Sanofi	84,204	7,264,910

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Schneider Electric SE	42,309	$3,600,018
SCOR SE	11,972	482,242
SEB SA	1,476	273,744
Societe BIC SA	1,850	203,621
Societe Generale SA	57,408	2,967,675
Sodexo SA	6,176	830,979
Suez	29,711	523,203
Teleperformance	4,591	658,513
Thales SA	7,105	766,828
TOTAL SA	175,783	9,719,191
Ubisoft Entertainment SA (b)	3,984	306,845
Unibail-Rodamco SE REIT	7,542	1,901,851
Valeo SA	18,315	1,369,483
Veolia Environnement SA	37,426	956,123
Vinci SA	37,625	3,847,086
Vivendi SA	77,855	2,096,008
Wendel SA	1,683	291,825
Zodiac Aerospace	16,684	499,451

		116,190,267

GERMANY — 6.7%
adidas AG	14,104	2,830,867
Allianz SE	33,306	7,658,823
Axel Springer SE	4,179	326,832
BASF SE	68,060	7,497,586
Bayer AG	61,271	7,651,720
Bayerische Motoren Werke AG	24,851	2,591,101
Bayerische Motoren Werke AG Preference Shares	4,642	416,052
Beiersdorf AG	7,876	925,889
Brenntag AG	10,515	666,296
Commerzbank AG (b)	81,548	1,224,525
Continental AG	8,280	2,237,588
Covestro AG (d)	9,421	973,235
Daimler AG	71,467	6,075,885
Deutsche Bank AG	154,628	2,947,628
Deutsche Boerse AG	14,617	1,699,043
Deutsche Lufthansa AG	18,664	688,488
Deutsche Post AG	72,490	3,460,079
Deutsche Telekom AG	248,080	4,407,349
Deutsche Wohnen SE	27,222	1,191,811
Drillisch AG	3,350	276,881
E.ON SE	166,453	1,811,084
Evonik Industries AG	13,289	500,585
Fraport AG Frankfurt Airport Services Worldwide	3,084	340,182
Fresenius Medical Care AG & Co. KGaA	16,329	1,721,179
Fresenius SE & Co. KGaA	31,219	2,439,330
Fuchs Petrolub SE Preference Shares	4,276	227,207
GEA Group AG	14,475	695,437
Hannover Rueck SE	4,812	606,138
HeidelbergCement AG	11,406	1,236,094
Henkel AG & Co. KGaA Preference Shares	13,475	1,785,549
Henkel AG & Co. KGaA	8,045	966,044
HOCHTIEF AG	1,698	300,950
HUGO BOSS AG	3,854	328,302
Infineon Technologies AG	85,380	2,341,143
Innogy SE (d)	11,409	447,645
KION Group AG	4,535	391,976
KS AG (a)	16,198	403,696
Lanxess AG	7,361	585,943
Linde AG (b)	13,883	3,244,954
MAN SE	2,275	260,616
Merck KGaA	9,962	1,073,623
METRO AG (b)	9,695	193,835
MTU Aero Engines AG	4,101	735,718
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,652	2,529,004
OSRAM Licht AG	7,883	709,280
Porsche Automobil Holding SE Preference Shares	10,437	874,535
ProSiebenSat.1 Media SE	15,759	543,197
QIAGEN NV (b)	17,397	547,118
RWE AG (b)	34,931	713,068
SAP SE	72,788	8,167,889
Schaeffler AG Preference Shares	15,093	267,959
Siemens AG	56,677	7,904,908
Symrise AG	8,403	722,669
Telefonica Deutschland Holding AG	44,734	224,858
ThyssenKrupp AG	33,780	982,234
TUI AG	34,933	727,736
Uniper SE	12,715	396,973
United Internet AG	9,750	671,325
Volkswagen AG	2,628	532,367
Volkswagen AG Preference Shares	13,903	2,778,837
Vonovia SE	36,708	1,824,429
Wirecard AG	9,085	1,015,326
Zalando SE (b) (d)	7,116	376,958

		110,895,578

GREECE — 0.1%
Alpha Bank AE (b)	126,379	271,188
Eurobank Ergasias SA (b)	144,579	147,569
FF Group (b)	122	2,783
Hellenic Telecommunications Organization SA	21,711	299,812
JUMBO SA	4,872	87,169
National Bank of Greece SA (b)	418,723	160,394
OPAP SA	10,008	126,185
Piraeus Bank SA (b)	26,223	96,670
Titan Cement Co. SA	393	10,807

		1,202,577

HONG KONG — 2.5%
AIA Group, Ltd.	895,000	7,630,736
Alibaba Pictures Group, Ltd. (a) (b)	460,000	61,786
ASM Pacific Technology, Ltd.	19,700	274,434
Bank of East Asia, Ltd.	101,395	439,055
BOC Hong Kong Holdings, Ltd.	281,500	1,425,991
China Gas Holdings, Ltd.	112,000	309,468
CK Asset Holdings, Ltd.	196,024	1,712,668

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
CK Hutchison Holdings, Ltd.	202,524	$2,541,492
CK Infrastructure Holdings, Ltd.	54,500	468,151
CLP Holdings, Ltd.	125,500	1,283,528
First Pacific Co., Ltd.	180,000	122,037
Fullshare Holdings, Ltd.	625,000	287,823
Galaxy Entertainment Group, Ltd.	179,000	1,435,700
GCL-Poly Energy Holdings, Ltd. (a) (b)	1,071,000	191,805
Haier Electronics Group Co., Ltd.	110,000	301,127
Hang Lung Group, Ltd.	53,000	194,920
Hang Lung Properties, Ltd.	126,000	307,856
Hang Seng Bank, Ltd.	58,300	1,446,817
Henderson Land Development Co., Ltd.	96,006	632,483
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	246,664	225,608
HKT Trust & HKT, Ltd.	318,000	405,163
Hong Kong & China Gas Co., Ltd.	642,500	1,259,143
Hong Kong Exchanges & Clearing, Ltd.	87,814	2,693,743
Hongkong Land Holdings, Ltd.	80,300	565,312
Hysan Development Co., Ltd.	48,000	254,512
Jardine Matheson Holdings, Ltd.	16,700	1,014,525
Jardine Strategic Holdings, Ltd.	15,000	593,700
Kerry Properties, Ltd.	30,000	134,893
Kingboard Chemical Holdings, Ltd.	56,000	302,662
Kingston Financial Group, Ltd. (a)	258,000	247,528
Lee & Man Paper Manufacturing, Ltd.	156,000	184,391
Li & Fung, Ltd.	530,000	290,855
Link REIT	167,500	1,552,374
Melco Resorts & Entertainment, Ltd. ADR	17,430	506,167
MTR Corp., Ltd.	100,988	591,669
New World Development Co., Ltd.	412,902	620,095
Nine Dragons Paper Holdings, Ltd.	80,000	128,126
NWS Holdings, Ltd.	140,968	254,263
PCCW, Ltd.	337,000	195,717
Power Assets Holdings, Ltd.	108,500	915,351
Sands China, Ltd.	187,200	966,257
Shangri-La Asia, Ltd.	100,000	226,933
Shimao Property Holdings, Ltd.	90,500	196,807
Sino Biopharmaceutical, Ltd.	294,000	521,259
Sino Land Co., Ltd.	259,273	459,025
SJM Holdings, Ltd.	96,000	85,963
Sun Art Retail Group, Ltd.	104,000	109,890
Sun Hung Kai Properties, Ltd.	110,000	1,834,905
Swire Pacific, Ltd. Class A	30,000	277,653
Swire Properties, Ltd.	74,800	241,127
Techtronic Industries Co., Ltd.	109,000	710,418
WH Group, Ltd. (d)	690,000	778,504
Wharf Holdings, Ltd.	70,000	241,771
Wharf Real Estate Investment Co., Ltd. (b)	96,000	638,584
Wheelock & Co., Ltd.	67,000	478,247
Yue Yuen Industrial Holdings, Ltd.	56,500	221,886

		41,992,903

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	31,397	365,220
OTP Bank PLC	18,758	778,401
Richter Gedeon Nyrt	8,926	234,265

		1,377,886

INDIA — 2.1%
ACC, Ltd.	889	24,569
Adani Ports & Special Economic Zone, Ltd.	52,116	332,076
Ambuja Cements, Ltd.	25,405	107,965
Ashok Leyland, Ltd.	96,463	180,904
Asian Paints, Ltd.	24,080	437,630
Aurobindo Pharma, Ltd.	16,816	180,971
Axis Bank, Ltd.	129,288	1,139,796
Bajaj Auto, Ltd.	5,404	282,085
Bajaj Finance, Ltd.	10,534	290,468
Bajaj Finserv, Ltd.	3,439	282,006
Bharat Forge, Ltd.	16,336	186,606
Bharat Heavy Electricals, Ltd.	73,012	105,982
Bharat Petroleum Corp., Ltd.	61,945	502,237
Bharti Airtel, Ltd.	83,034	690,394
Bharti Infratel, Ltd.	35,434	210,486
Bosch, Ltd.	698	219,633
Britannia Industries, Ltd.	2,757	203,671
Cadila Healthcare, Ltd.	4,054	27,616
Cipla, Ltd.	30,767	292,594
Coal India, Ltd.	61,898	255,050
Container Corp. Of India, Ltd.	151	3,274
Dabur India, Ltd.	47,756	261,684
Dr Reddy’s Laboratories, Ltd.	6,332	239,505
Eicher Motors, Ltd.	1,089	517,837
GAIL India, Ltd.	29,235	229,428
GAIL India, Ltd. GDR	533	25,344
Glenmark Pharmaceuticals, Ltd.	6,301	58,743
Godrej Consumer Products, Ltd.	15,225	238,534
Grasim Industries, Ltd.	19,909	363,432
Havells India, Ltd.	19,396	170,751
HCL Technologies, Ltd.	36,475	512,002
Hero MotoCorp, Ltd.	4,570	272,578
Hindalco Industries, Ltd.	79,663	342,166
Hindustan Petroleum Corp., Ltd.	38,951	255,697
Hindustan Unilever, Ltd.	50,139	1,070,101
Housing Development Finance Corp., Ltd.	113,255	3,035,097
ICICI Bank, Ltd. ADR	3,933	38,268
ICICI Bank, Ltd.	151,813	747,440
Idea Cellular, Ltd. (b)	76,577	129,993
IDFC Bank, Ltd.	72,488	61,554
Indiabulls Housing Finance, Ltd.	26,026	486,452
Indian Oil Corp., Ltd.	33,593	204,708

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Infosys, Ltd. ADR (a)	7,300	$118,406
Infosys, Ltd.	119,543	1,950,165
ITC, Ltd.	262,935	1,084,449
JSW Steel, Ltd.	50,000	211,860
Larsen & Toubro, Ltd., GDR	3,180	61,533
Larsen & Toubro, Ltd.	34,455	680,922
LIC Housing Finance, Ltd.	27,542	243,154
Lupin, Ltd.	12,371	171,927
Mahindra & Mahindra Financial Services, Ltd.	27,266	201,780
Mahindra & Mahindra, Ltd. GDR	1,651	38,468
Mahindra & Mahindra, Ltd.	55,908	658,256
Marico, Ltd.	31,723	159,690
Maruti Suzuki India, Ltd.	8,120	1,238,504
Motherson Sumi Systems, Ltd.	54,804	325,849
Nestle India, Ltd.	2,089	256,956
NTPC, Ltd.	103,864	286,967
Oil & Natural Gas Corp., Ltd.	84,461	258,104
Petronet LNG, Ltd.	45,619	181,683
Piramal Enterprises, Ltd.	5,262	236,111
Power Finance Corp., Ltd.	49,755	94,712
Reliance Industries, Ltd., GDR (d)	6,884	196,538
Reliance Industries, Ltd.	181,136	2,611,151
Rural Electrification Corp., Ltd.	54,149	132,260
Shree Cement, Ltd.	574	162,593
Shriram Transport Finance Co., Ltd.	9,802	226,209
Siemens, Ltd.	6,013	117,288
State Bank of India	108,851	528,672
State Bank of India GDR	1,020	49,674
Sun Pharmaceutical Industries, Ltd.	77,071	688,208
Tata Consultancy Services, Ltd.	34,993	1,480,257
Tata Motors, Ltd. ADR (b)	1,078	35,649
Tata Motors, Ltd. (b)	32,277	123,287
Tata Motors, Ltd. (b)	101,056	682,705
Tata Power Co., Ltd.	115,538	169,069
Tata Steel, Ltd.	25,361	290,453
Tata Steel, Ltd. GDR	1,300	14,820
Tech Mahindra, Ltd.	28,497	224,976
Titan Co., Ltd.	21,038	282,918
UltraTech Cement, Ltd.	7,230	489,678
United Spirits, Ltd. (b)	5,192	298,786
UPL, Ltd.	22,155	264,496
Vakrangee, Ltd. (c)	19,696	129,296
Vakrangee, Ltd. (b) (c) (g)	19,696	129,681
Vedanta, Ltd.	114,419	592,553
Vedanta, Ltd. ADR	1,433	29,849
Wipro, Ltd. ADR	5,876	32,142
Wipro, Ltd.	79,046	386,391
Yes Bank, Ltd.	116,150	573,403
Zee Entertainment Enterprises, Ltd.	33,339	303,630

		34,923,455

INDONESIA — 0.5%
Adaro Energy Tbk PT	619,000	84,860
AKR Corporindo Tbk PT	22,500	10,531
Astra International Tbk PT	1,570,100	960,518
Bank Central Asia Tbk PT	757,000	1,221,913
Bank Danamon Indonesia Tbk PT	361,600	185,231
Bank Mandiri Persero Tbk PT	1,460,700	861,294
Bank Negara Indonesia Persero Tbk PT	493,000	359,735
Bank Rakyat Indonesia Persero Tbk PT	4,274,000	1,146,664
Bumi Serpong Damai Tbk PT	103,500	12,968
Charoen Pokphand Indonesia Tbk PT	573,000	126,700
Gudang Garam Tbk PT	43,700	269,914
Hanjaya Mandala Sampoerna Tbk PT	833,400	290,546
Indocement Tunggal Prakarsa Tbk PT	115,500	186,860
Indofood CBP Sukses Makmur Tbk PT	115,000	75,438
Indofood Sukses Makmur Tbk PT	409,500	230,141
Jasa Marga Persero Tbk PT	13,875	6,545
Kalbe Farma Tbk PT	1,941,600	241,850
Matahari Department Store Tbk PT	247,100	182,126
Pakuwon Jati Tbk PT	1,357,000	68,513
Perusahaan Gas Negara Persero Tbk	473,000	61,010
Semen Indonesia Persero Tbk PT	112,000	81,725
Surya Citra Media Tbk PT	50,000	9,139
Telekomunikasi Indonesia Persero Tbk PT	3,864,700	1,264,733
Tower Bersama Infrastructure Tbk PT	16,500	7,814
Unilever Indonesia Tbk PT	125,000	515,017
United Tractors Tbk PT	107,200	279,704
Waskita Karya Persero Tbk PT	124,000	20,198
XL Axiata Tbk PT (b)	78,125	17,044

		8,778,731

IRELAND — 0.4%
AerCap Holdings NV (b)	11,123	585,181
AIB Group PLC	51,442	339,744
Bank of Ireland Group PLC (b)	73,323	624,688
CRH PLC	62,961	2,264,705
James Hardie Industries PLC	30,562	540,710
Kerry Group PLC Class A	12,101	1,358,638
Paddy Power Betfair PLC	6,317	752,477
Ryanair Holdings PLC ADR (b)	2,363	246,201

		6,712,344

ISRAEL — 0.3%
Azrieli Group, Ltd.	2,906	162,642
Bank Hapoalim BM	85,636	631,235
Bank Leumi Le-Israel BM	115,266	696,248
Bezeq The Israeli Telecommunication Corp., Ltd.	135,675	205,565

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Check Point Software Technologies, Ltd. (b)	10,110	$1,047,598
Elbit Systems, Ltd.	1,528	204,663
Frutarom Industries, Ltd.	2,616	246,028
Israel Chemicals, Ltd.	35,345	143,553
Mizrahi Tefahot Bank, Ltd.	9,263	171,164
Nice, Ltd.	3,808	344,970
Teva Pharmaceutical Industries, Ltd. ADR (a)	34,553	654,779
Teva Pharmaceutical Industries, Ltd.	35,775	676,517

		5,184,962

ITALY — 1.4%
Assicurazioni Generali SpA	94,629	1,727,184
Atlantia SpA	34,938	1,104,218
Davide Campari-Milano SpA	36,691	283,957
Enel SpA	606,332	3,735,069
Eni SpA	190,199	3,151,796
Ferrari NV	9,489	996,440
Intesa Sanpaolo SpA (c)	1,006,701	3,348,506
Intesa Sanpaolo SpA (c)	72,222	230,686
Leonardo SpA	28,056	334,201
Luxottica Group SpA	11,461	703,945
Mediobanca SpA	46,403	527,118
Poste Italiane SpA (d)	34,001	256,198
Prysmian SpA	14,439	471,430
Recordati SpA	8,823	392,638
Snam SpA	153,615	752,601
Telecom Italia SpA/Milano (b)	768,458	664,852
Telecom Italia SpA/Milano	376,441	269,410
Terna Rete Elettrica Nazionale SpA	96,677	562,339
UniCredit SpA (b)	149,930	2,804,960
UnipolSai Assicurazioni SpA	47,138	110,207

		22,427,755

JAPAN — 18.8%
ABC-Mart, Inc.	1,500	86,152
Acom Co., Ltd. (a) (b)	18,400	77,585
Aeon Co., Ltd.	57,400	969,405
AEON Financial Service Co., Ltd.	10,500	244,581
Aeon Mall Co., Ltd.	8,700	170,216
Air Water, Inc.	11,600	244,872
Aisin Seiki Co., Ltd.	13,900	781,065
Ajinomoto Co., Inc.	51,100	962,122
Alfresa Holdings Corp.	12,300	289,020
Alps Electric Co., Ltd.	14,000	400,178
Amada Holdings Co., Ltd.	21,700	295,498
ANA Holdings, Inc.	7,700	321,671
Aozora Bank, Ltd.	7,400	288,051
Asahi Glass Co., Ltd.	15,900	688,788
Asahi Group Holdings, Ltd.	34,800	1,726,871
Asahi Kasei Corp.	114,500	1,477,370
Asics Corp.	12,400	197,696
Astellas Pharma, Inc.	183,300	2,338,234
Bandai Namco Holdings, Inc.	16,200	529,933
Bank of Kyoto, Ltd.	4,400	229,277
Benesse Holdings, Inc.	6,600	232,889
Bridgestone Corp.	57,300	2,664,336
Brother Industries, Ltd.	19,300	476,289
Calbee, Inc. (a)	6,100	198,460
Canon, Inc.	93,200	3,474,834
Casio Computer Co., Ltd.	17,500	251,820
Central Japan Railway Co.	12,800	2,292,978
Chiba Bank, Ltd.	57,000	474,621
Chubu Electric Power Co., Inc.	62,400	775,776
Chugai Pharmaceutical Co., Ltd.	20,900	1,070,510
Chugoku Electric Power Co., Inc.	17,800	191,352
Coca-Cola Bottlers Japan, Inc.	9,200	336,067
Concordia Financial Group, Ltd.	86,500	522,148
Credit Saison Co., Ltd.	12,000	218,375
CYBERDYNE, Inc. (a) (b)	5,300	91,321
Dai Nippon Printing Co., Ltd.	21,300	475,161
Daicel Corp.	16,900	192,328
Daifuku Co., Ltd.	10,100	550,502
Dai-ichi Life Holdings, Inc.	96,100	1,982,569
Daiichi Sankyo Co., Ltd.	51,800	1,350,525
Daikin Industries, Ltd.	22,000	2,604,261
Daito Trust Construction Co., Ltd.	6,300	1,284,887
Daiwa House Industry Co., Ltd.	50,500	1,939,756
Daiwa House REIT Investment Corp.	87	206,746
Daiwa Securities Group, Inc.	126,000	790,674
DeNA Co., Ltd.	7,100	146,412
Denso Corp.	42,100	2,527,495
Dentsu, Inc.	20,600	873,191
Disco Corp.	2,300	511,860
Don Quijote Holdings Co., Ltd.	11,900	622,202
East Japan Railway Co.	28,800	2,810,972
Eisai Co., Ltd.	24,400	1,389,706
Electric Power Development Co., Ltd.	9,100	245,171
FamilyMart UNY Holdings Co., Ltd.	6,700	469,862
FANUC Corp.	16,900	4,059,601
Fast Retailing Co., Ltd.	4,700	1,873,742
Fuji Electric Co., Ltd.	43,000	324,075
FUJIFILM Holdings Corp.	37,300	1,524,780
Fujitsu, Ltd.	180,000	1,282,610
Fukuoka Financial Group, Inc.	52,000	292,197
Hachijuni Bank Ltd.	38,300	219,974
Hakuhodo DY Holdings, Inc.	17,800	231,171
Hamamatsu Photonics KK	9,000	302,796
Hankyu Hanshin Holdings, Inc.	22,800	916,858
Hikari Tsushin, Inc.	1,900	273,236
Hino Motors, Ltd.	19,900	257,914
Hirose Electric Co., Ltd.	2,000	292,410
Hisamitsu Pharmaceutical Co., Inc.	4,000	242,521
Hitachi Chemical Co., Ltd.	7,900	202,953
Hitachi Construction Machinery Co., Ltd.	9,300	338,069
Hitachi High-Technologies Corp.	5,400	227,696

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Hitachi Metals, Ltd.	16,600	$238,427
Hitachi, Ltd.	423,000	3,296,509
Honda Motor Co., Ltd.	149,100	5,111,622
Hoshizaki Corp.	4,500	399,068
Hoya Corp.	35,000	1,748,602
Hulic Co., Ltd.	22,800	256,234
Idemitsu Kosan Co., Ltd.	13,800	554,328
IHI Corp.	12,900	429,427
Iida Group Holdings Co., Ltd.	13,400	252,774
Inpex Corp.	88,200	1,103,185
Isetan Mitsukoshi Holdings, Ltd.	19,600	243,064
Isuzu Motors, Ltd.	43,600	730,344
ITOCHU Corp.	132,300	2,469,835
J Front Retailing Co., Ltd.	15,100	284,574
Japan Airlines Co., Ltd.	7,500	293,475
Japan Airport Terminal Co., Ltd.	2,000	74,212
Japan Exchange Group, Inc.	49,600	863,432
Japan Post Bank Co., Ltd.	33,400	434,956
Japan Post Holdings Co., Ltd.	142,100	1,629,767
Japan Prime Realty Investment Corp. REIT	53	168,433
Japan Real Estate Investment Corp. REIT	101	479,672
Japan Retail Fund Investment Corp. REIT	222	407,148
Japan Tobacco, Inc.	96,400	3,107,221
JFE Holdings, Inc.	48,300	1,160,229
JGC Corp.	12,100	234,051
JSR Corp.	14,500	285,495
JTEKT Corp.	14,200	244,041
JXTG Holdings, Inc.	276,600	1,785,071
Kajima Corp.	86,000	827,554
Kakaku.com, Inc.	13,300	224,913
Kamigumi Co., Ltd.	10,700	236,796
Kaneka Corp.	26,000	237,497
Kansai Electric Power Co., Inc.	67,600	828,122
Kansai Paint Co., Ltd.	20,900	543,233
Kao Corp.	43,500	2,942,091
Kawasaki Heavy Industries, Ltd.	15,500	544,186
KDDI Corp.	157,700	3,926,051
Keihan Holdings Co., Ltd.	7,000	206,303
Keikyu Corp.	19,700	378,611
Keio Corp.	9,600	422,264
Keisei Electric Railway Co., Ltd.	9,100	292,428
Keyence Corp.	8,400	4,706,684
Kikkoman Corp.	14,800	599,095
Kintetsu Group Holdings Co., Ltd.	17,800	682,610
Kirin Holdings Co., Ltd.	77,500	1,954,183
Kobe Steel, Ltd. (b)	23,600	218,926
Koito Manufacturing Co., Ltd.	9,000	632,756
Komatsu, Ltd.	81,100	2,935,870
Konami Holdings Corp.	6,000	330,226
Konica Minolta, Inc.	50,300	484,023
Kose Corp.	2,300	359,139
Kubota Corp.	94,500	1,853,509
Kuraray Co., Ltd.	28,700	541,644
Kurita Water Industries, Ltd.	8,800	285,912
Kyocera Corp.	28,700	1,878,430
Kyowa Hakko Kirin Co., Ltd.	26,900	520,329
Kyushu Electric Power Co., Inc.	45,300	474,916
Kyushu Financial Group, Inc.	14,200	85,969
Kyushu Railway Co.	13,300	412,636
Lawson, Inc.	3,700	246,010
LINE Corp. (a) (b)	2,000	81,580
Lion Corp.	14,000	265,335
LIXIL Group Corp.	21,400	579,405
M3, Inc.	14,800	520,923
Mabuchi Motor Co., Ltd.	4,500	244,075
Makita Corp.	21,300	895,300
Marubeni Corp.	153,300	1,110,591
Marui Group Co., Ltd.	15,200	278,363
Maruichi Steel Tube, Ltd.	2,600	76,165
Mazda Motor Corp.	55,300	741,997
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	219,929
Mebuki Financial Group, Inc.	66,600	282,008
Medipal Holdings Corp.	13,000	254,692
MEIJI Holdings Co., Ltd.	11,500	979,006
MINEBEA MITSUMI, Inc.	30,600	641,880
MISUMI Group, Inc.	22,400	652,215
Mitsubishi Chemical Holdings Corp.	130,100	1,428,039
Mitsubishi Corp.	131,800	3,642,196
Mitsubishi Electric Corp.	169,900	2,822,617
Mitsubishi Estate Co., Ltd.	111,800	1,945,211
Mitsubishi Gas Chemical Co., Inc.	13,400	384,811
Mitsubishi Heavy Industries, Ltd.	24,900	930,573
Mitsubishi Materials Corp.	8,400	299,015
Mitsubishi Motors Corp.	41,800	302,043
Mitsubishi Tanabe Pharma Corp.	18,900	391,254
Mitsubishi UFJ Financial Group, Inc.	1,026,700	7,531,868
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	243,621
Mitsui & Co., Ltd.	150,900	2,454,051
Mitsui Chemicals, Inc.	18,500	595,317
Mitsui Fudosan Co., Ltd.	80,000	1,793,165
Mitsui OSK Lines, Ltd.	8,600	287,048
Mixi, Inc.	2,100	94,328
Mizuho Financial Group, Inc.	2,102,300	3,818,292
MS&AD Insurance Group Holdings, Inc.	43,100	1,459,240
Murata Manufacturing Co., Ltd.	17,000	2,281,758
Nabtesco Corp.	8,500	325,965
Nagoya Railroad Co., Ltd.	15,500	390,355
NEC Corp.	18,100	488,451
Nexon Co., Ltd. (b)	13,100	381,429
NGK Insulators, Ltd.	21,900	413,699
NGK Spark Plug Co., Ltd.	11,400	277,182
NH Foods, Ltd.	15,000	365,912
Nidec Corp.	20,900	2,933,236
Nikon Corp.	27,400	552,135
Nintendo Co., Ltd.	9,900	3,619,893

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	108	$528,256
Nippon Electric Glass Co., Ltd.	7,500	286,285
Nippon Express Co., Ltd.	5,200	345,743
Nippon Paint Holdings Co., Ltd. (a)	13,500	427,230
Nippon Prologis REIT, Inc.	106	224,233
Nippon Steel & Sumitomo Metal Corp.	68,300	1,752,821
Nippon Telegraph & Telephone Corp.	60,800	2,861,081
Nippon Yusen KK (b)	12,400	302,597
Nissan Chemical Industries, Ltd.	12,600	502,770
Nissan Motor Co., Ltd.	206,700	2,061,495
Nisshin Seifun Group, Inc.	13,600	274,777
Nissin Foods Holdings Co., Ltd.	3,900	284,927
Nitori Holdings Co., Ltd.	6,200	884,181
Nitto Denko Corp.	15,100	1,341,775
NOK Corp.	4,000	93,422
Nomura Holdings, Inc.	324,500	1,915,889
Nomura Real Estate Holdings, Inc.	11,300	253,385
Nomura Real Estate Master Fund, Inc.	317	393,682
Nomura Research Institute, Ltd.	10,800	502,370
NSK, Ltd.	38,700	609,443
NTT Data Corp.	61,400	729,823
NTT DOCOMO, Inc.	120,000	2,834,621
Obayashi Corp.	62,900	761,612
Obic Co., Ltd.	4,200	308,708
Odakyu Electric Railway Co., Ltd.	23,900	511,309
Oji Holdings Corp.	87,000	579,228
Olympus Corp.	27,200	1,043,089
Omron Corp.	17,900	1,067,803
Ono Pharmaceutical Co., Ltd.	39,100	911,466
Oracle Corp. Japan	3,300	273,609
Oriental Land Co., Ltd.	19,600	1,786,880
ORIX Corp.	118,100	1,996,640
Osaka Gas Co., Ltd.	36,700	706,960
Otsuka Corp.	3,900	299,121
Otsuka Holdings Co., Ltd.	35,300	1,550,505
Panasonic Corp.	194,100	2,842,148
Park24 Co., Ltd.	7,900	189,137
Pola Orbis Holdings, Inc. (a)	8,100	284,381
Rakuten, Inc. (b)	89,400	819,401
Recruit Holdings Co., Ltd.	97,400	2,420,950
Renesas Electronics Corp. (b)	50,600	589,772
Resona Holdings, Inc.	170,800	1,020,555
Ricoh Co., Ltd.	49,600	460,996
Rinnai Corp.	2,300	208,256
Rohm Co., Ltd.	8,900	985,992
Ryohin Keikaku Co., Ltd.	1,900	592,011
Sankyo Co., Ltd.	3,800	119,583
Santen Pharmaceutical Co., Ltd.	29,700	466,921
SBI Holdings, Inc.	17,300	361,818
Secom Co., Ltd.	19,100	1,442,376
Sega Sammy Holdings, Inc.	7,300	90,594
Seibu Holdings, Inc.	23,900	452,116
Seiko Epson Corp.	22,600	533,452
Sekisui Chemical Co., Ltd.	32,100	644,565
Sekisui House, Ltd.	45,900	829,378
Seven & i Holdings Co., Ltd.	66,300	2,756,173
Seven Bank, Ltd.	42,900	146,999
Sharp Corp. (a) (b)	15,400	529,055
Shimadzu Corp.	20,800	473,055
Shimamura Co., Ltd.	1,700	187,128
Shimano, Inc.	7,000	984,909
Shimizu Corp.	45,000	464,980
Shin-Etsu Chemical Co., Ltd.	34,000	3,455,837
Shinsei Bank, Ltd.	14,900	257,790
Shionogi & Co., Ltd.	26,900	1,455,919
Shiseido Co., Ltd.	34,200	1,653,379
Shizuoka Bank, Ltd.	53,000	547,643
Showa Shell Sekiyu KK	8,600	116,804
SMC Corp.	5,100	2,099,760
SoftBank Group Corp.	71,400	5,653,688
Sohgo Security Services Co., Ltd.	4,800	261,198
Sompo Holdings, Inc.	27,200	1,053,713
Sony Corp.	109,600	4,945,378
Sony Financial Holdings, Inc.	13,400	237,429
Stanley Electric Co., Ltd.	9,500	385,819
Start Today Co., Ltd.	15,400	468,220
Subaru Corp.	55,300	1,758,898
SUMCO Corp.	23,600	605,032
Sumitomo Chemical Co., Ltd.	147,000	1,056,991
Sumitomo Corp.	106,500	1,810,453
Sumitomo Dainippon Pharma Co., Ltd.	15,000	222,903
Sumitomo Electric Industries, Ltd.	58,400	987,590
Sumitomo Heavy Industries, Ltd.	7,800	330,280
Sumitomo Metal Mining Co., Ltd.	19,500	896,325
Sumitomo Mitsui Financial Group, Inc.	116,400	5,030,051
Sumitomo Mitsui Trust Holdings, Inc.	25,600	1,016,501
Sumitomo Realty & Development Co., Ltd.	28,000	920,408
Sumitomo Rubber Industries, Ltd.	14,000	260,488
Sundrug Co., Ltd.	5,700	265,140
Suntory Beverage & Food, Ltd.	11,300	502,557
Suruga Bank, Ltd.	11,300	242,451
Suzuken Co., Ltd.	6,500	267,443
Suzuki Motor Corp.	30,800	1,786,482
Sysmex Corp.	14,500	1,141,722
T&D Holdings, Inc.	41,300	706,481
Taiheiyo Cement Corp.	12,400	535,517
Taisei Corp.	19,400	966,125
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	231,691
Taiyo Nippon Sanso Corp.	9,900	138,591
Takashimaya Co., Ltd.	23,000	242,148

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	62,200	$3,534,329
TDK Corp.	12,200	973,617
Teijin, Ltd.	12,200	271,833
Temp Holdings Co., Ltd.	11,200	280,771
Terumo Corp.	29,400	1,393,662
THK Co., Ltd.	9,000	337,949
Tobu Railway Co., Ltd.	15,700	507,306
Toho Co., Ltd.	7,500	259,987
Toho Gas Co., Ltd.	5,800	159,095
Tohoku Electric Power Co., Inc.	37,000	473,298
Tokio Marine Holdings, Inc.	59,700	2,724,525
Tokyo Electric Power Co. Holdings, Inc. (b)	118,200	467,973
Tokyo Electron, Ltd.	13,900	2,517,177
Tokyo Gas Co., Ltd.	37,200	851,489
Tokyo Tatemono Co., Ltd.	18,500	249,951
Tokyu Corp.	51,000	814,008
Tokyu Fudosan Holdings Corp.	35,300	255,388
Toppan Printing Co., Ltd.	44,000	398,012
Toray Industries, Inc.	113,100	1,066,744
Toshiba Corp. (b)	589,000	1,657,461
Tosoh Corp.	23,700	537,326
TOTO, Ltd.	11,300	667,066
Toyo Seikan Group Holdings, Ltd.	12,700	204,057
Toyo Suisan Kaisha, Ltd.	5,900	252,184
Toyoda Gosei Co., Ltd.	5,300	134,888
Toyota Industries Corp.	15,300	983,329
Toyota Motor Corp.	223,500	14,310,746
Toyota Tsusho Corp.	16,900	680,351
Trend Micro, Inc. (b)	9,600	544,554
Tsuruha Holdings, Inc.	2,400	326,391
Unicharm Corp.	37,900	985,602
United Urban Investment Corp. REIT	258	371,254
USS Co., Ltd.	14,000	296,529
West Japan Railway Co.	12,800	934,803
Yahoo! Japan Corp.	115,300	529,162
Yakult Honsha Co., Ltd.	7,100	535,730
Yamada Denki Co., Ltd. (a)	47,700	262,953
Yamaguchi Financial Group, Inc.	19,000	225,841
Yamaha Corp.	13,700	505,921
Yamaha Motor Co., Ltd.	26,700	875,779
Yamato Holdings Co., Ltd.	34,300	690,415
Yamazaki Baking Co., Ltd. (a)	10,300	200,880
Yaskawa Electric Corp.	19,800	872,676
Yokogawa Electric Corp.	14,900	285,435
Yokohama Rubber Co., Ltd.	10,800	264,895

		311,094,148

LUXEMBOURG — 0.2%
ArcelorMittal (b)	50,413	1,641,432
Eurofins Scientific SE	893	544,307
Millicom International Cellular SA SDR	4,271	288,994
RTL Group SA	2,437	196,270
SES SA	24,802	387,467
Tenaris SA	32,627	515,589

		3,574,059

MACAU — 0.0% (f)
MGM China Holdings, Ltd.	85,200	257,759
Wynn Macau, Ltd.	116,000	367,262

		625,021

MALAYSIA — 0.6%
AirAsia Bhd	140,400	116,219
Alliance Bank Malaysia Bhd	9,200	9,275
AMMB Holdings Bhd	132,400	144,276
Astro Malaysia Holdings Bhd	13,200	8,643
Axiata Group Bhd	183,225	248,556
British American Tobacco Malaysia Bhd	2,800	27,675
CIMB Group Holdings Bhd	364,668	589,308
Dialog Group Bhd	282,300	175,086
DiGi.Com Bhd	221,300	278,881
Felda Global Ventures Holdings Bhd	4,700	1,963
Gamuda Bhd	128,616	157,632
Genting Bhd	190,200	432,380
Genting Malaysia Bhd	188,600	262,372
Genting Plantations Bhd	900	2,335
HAP Seng Consolidated Bhd	66,200	156,217
Hartalega Holdings Bhd	69,100	182,354
Hong Leong Bank Bhd	49,032	205,966
Hong Leong Financial Group Bhd	4,800	21,207
IHH Healthcare Bhd	185,200	268,167
IJM Corp. Bhd	126,600	95,411
IOI Corp. Bhd	149,800	168,048
IOI Properties Group Bhd	38,750	17,714
Kuala Lumpur Kepong Bhd	43,300	267,482
Malayan Banking Bhd	332,299	804,678
Malaysia Airports Holdings Bhd	66,124	143,620
Maxis Bhd	176,500	262,111
MISC Bhd	86,500	158,594
Nestle Malaysia Bhd	6,300	160,652
Petronas Chemicals Group Bhd	151,900	289,012
Petronas Dagangan Bhd	22,600	135,477
Petronas Gas Bhd	48,700	210,347
PPB Group Bhd	36,900	157,192
Press Metal Aluminium Holdings Bhd	136,100	181,265
Public Bank Bhd	223,900	1,149,652
RHB Capital Bhd	9,259	11,439
Sapura Energy Bhd	192,900	33,842
Sime Darby Bhd	142,535	77,836
Sime Darby Plantation Bhd (b)	142,535	211,320
Sime Darby Property Bhd (b)	142,535	62,691
Telekom Malaysia Bhd	91,003	141,665
Tenaga Nasional Bhd	262,600	990,184
UMW Holdings Bhd (b)	4,900	6,296
Westports Holdings Bhd	8,800	8,045
YTL Corp. Bhd	82,008	27,762

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
YTL Power International Bhd	7,548	$2,406

		9,063,253

MEXICO — 0.7%
Alfa SAB de CV Class A	167,200	185,013
America Movil SAB de CV Series L	2,531,700	2,191,970
Arca Continental SAB de CV	28,000	194,843
Cemex SAB de CV Series CPO (b)	1,142,364	858,868
Coca-Cola Femsa SAB de CV Series L	32,200	225,732
El Puerto de Liverpool SAB de CV Series C1 (a)	13,000	82,616
Fibra Uno Administracion SA de CV REIT	252,200	374,971
Fomento Economico Mexicano SAB de CV	148,200	1,400,763
Fresnillo PLC	13,020	251,687
Gentera SAB de CV	67,100	56,038
Gruma SAB de CV Class B	14,700	187,342
Grupo Aeroportuario del Pacifico SAB de CV Class B	23,300	240,556
Grupo Aeroportuario del Sureste SAB de CV Class B	13,750	252,055
Grupo Bimbo SAB de CV Series A	97,500	217,121
Grupo Carso SAB de CV Series A1	23,000	76,163
Grupo Financiero Banorte SAB de CV Series O	192,700	1,062,999
Grupo Financiero Inbursa SAB de CV Series O	147,800	243,167
Grupo Financiero Santander Mexico SAB de CV Class B	116,000	170,453
Grupo Lala SAB de CV	45,300	63,995
Grupo Mexico SAB de CV Series B	295,800	981,641
Grupo Televisa SAB Series CPO	163,600	615,836
Industrias Penoles SAB de CV	9,730	204,342
Infraestructura Energetica Nova SAB de CV	48,600	238,957
Kimberly-Clark de Mexico SAB de CV Class A	103,300	182,783
Mexichem SAB de CV	73,357	182,479
Promotora y Operadora de Infraestructura SAB de CV	18,200	180,712
Wal-Mart de Mexico SAB de CV	405,700	999,865

		11,922,967

NETHERLANDS — 3.1%
ABN AMRO Group NV (d)	32,664	1,055,097
Aegon NV	137,426	877,087
Akzo Nobel NV	19,108	1,675,436
Altice NV Class A (a) (b)	44,323	465,489
ASML Holding NV	28,867	5,031,407
Boskalis Westminster	6,961	262,716
EXOR NV	7,596	466,097
Heineken Holding NV	8,980	889,505
Heineken NV	19,556	2,041,364
ING Groep NV	288,686	5,312,476
Koninklijke Ahold Delhaize NV	96,524	2,125,137
Koninklijke DSM NV	13,858	1,325,764
Koninklijke KPN NV	267,167	932,928
Koninklijke Philips NV	70,510	2,670,442
Koninklijke Vopak NV	4,863	213,550
NN Group NV	23,656	1,026,029
NXP Semiconductors NV (b)	22,454	2,629,139
Randstad Holding NV	8,264	508,476
Royal Dutch Shell PLC Class A	333,613	11,192,114
Royal Dutch Shell PLC Class B	277,254	9,408,262
Wolters Kluwer NV	23,144	1,208,367

		51,316,882

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	80,421	370,626
Fisher & Paykel Healthcare Corp., Ltd.	57,800	589,891
Fletcher Building, Ltd.	76,325	412,546
Mercury NZ, Ltd.	58,363	139,881
Meridian Energy, Ltd.	118,222	245,933
Ryman Healthcare, Ltd.	36,039	271,432
Spark New Zealand, Ltd.	154,370	398,530

		2,428,839

NORWAY — 0.5%
DNB ASA	74,541	1,386,135
Gjensidige Forsikring ASA	15,042	284,864
Marine Harvest ASA (b)	26,793	455,321
Norsk Hydro ASA	92,762	707,111
Orkla ASA	55,826	594,137
Schibsted ASA Class B	9,073	241,818
Statoil ASA	86,811	1,859,474
Telenor ASA	57,521	1,237,011
Yara International ASA	12,393	570,760

		7,336,631

PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	53,000	80,252

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	173,184
Credicorp, Ltd.	5,200	1,078,636
Southern Copper Corp. (a)	7,400	351,130

		1,602,950

PHILIPPINES — 0.3%
Aboitiz Equity Ventures, Inc.	180,220	267,153
Aboitiz Power Corp.	12,500	10,404
Alliance Global Group, Inc. (b)	450,900	144,519
Ayala Corp.	25,640	521,326
Ayala Land, Inc.	596,600	533,020
Bank of the Philippine Islands	60,060	130,058
BDO Unibank, Inc.	160,333	526,735
DMCI Holdings, Inc.	33,730	9,730
Globe Telecom, Inc.	2,995	113,992
GT Capital Holdings, Inc.	5,280	136,654

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
International Container Terminal Services, Inc.	4,320	$9,130
JG Summit Holdings, Inc.	167,600	242,066
Jollibee Foods Corp.	33,510	169,832
Manila Electric Co.	24,040	158,244
Megaworld Corp.	95,000	9,820
Metro Pacific Investments Corp.	974,000	133,652
Metropolitan Bank & Trust Co.	14,550	29,555
PLDT, Inc.	6,380	189,151
Robinsons Land Corp.	31,800	13,569
Security Bank Corp.	5,920	29,813
SM Investments Corp.	25,175	499,264
SM Prime Holdings, Inc.	703,600	528,546
Universal Robina Corp.	80,890	244,679

		4,650,912

POLAND — 0.3%
Alior Bank SA (b)	7,214	165,049
Bank Handlowy w Warszawie SA	120	2,828
Bank Millennium SA (b)	64,815	166,757
Bank Pekao SA	12,925	481,693
Bank Zachodni WBK SA	2,218	252,930
CCC SA	2,236	183,395
CD Projekt SA	6,706	187,200
Cyfrowy Polsat SA	19,389	138,716
Grupa Azoty SA	626	12,539
Grupa Lotos SA	8,131	135,017
Jastrzebska Spolka Weglowa SA (b)	3,376	93,533
KGHM Polska Miedz SA	8,940	286,096
LPP SA	90	230,776
mBank SA (b)	1,215	162,592
Orange Polska SA (b)	5,574	9,288
PGE Polska Grupa Energetyczna SA (b)	75,453	261,658
PLAY Communications SA (b) (d)	13,499	131,346
Polski Koncern Naftowy ORLEN SA	23,663	721,848
Polskie Gornictwo Naftowe i Gazownictwo SA	155,896	282,199
Powszechna Kasa Oszczednosci Bank Polski SA (b)	73,049	931,507
Powszechny Zaklad Ubezpieczen SA	38,600	468,337
Tauron Polska Energia SA (b)	21,367	18,755

		5,324,059

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	189,986	658,170
Galp Energia SGPS SA	39,475	726,429
Jeronimo Martins SGPS SA	14,746	286,765

		1,671,364

QATAR — 0.1%
Barwa Real Estate Co.	826	7,348
Commercial Bank PQSC (b)	16,545	131,742
Doha Bank QPSC	1,923	14,995
Ezdan Holding Group QSC	52,409	176,855
Industries Qatar QSC	9,460	254,552
Masraf Al Rayan QSC	21,475	218,760
Ooredoo QSC	5,832	145,720
Qatar Electricity & Water Co. QSC	2,273	112,964
Qatar Gas Transport Co., Ltd.	2,813	12,428
Qatar Insurance Co. SAQ	8,467	124,843
Qatar Islamic Bank SAQ	1,177	31,671
Qatar National Bank QPSC	14,756	514,515

		1,746,393

ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	27,380	472,338

RUSSIA — 0.9%
Alrosa PJSC	161,438	210,255
Gazprom PAO	946,910	2,134,407
Inter RAO UES PJSC	2,290,000	133,809
LUKOIL PJSC ADR	420	24,032
LUKOIL PJSC	37,380	2,152,047
Magnit PJSC GDR	27,829	761,123
Magnitogorsk Iron & Steel Works PJSC	226,900	165,333
MMC Norilsk Nickel PJSC	4,926	927,937
Mobile TeleSystems PJSC ADR	26,400	269,016
Mobile TeleSystems PJSC	31,200	149,927
Moscow Exchange MICEX-RTS PJSC	132,585	250,103
Novatek PJSC GDR	7,106	854,141
Novolipetsk Steel PJSC	90,720	232,365
PhosAgro PJSC GDR	11,644	178,735
Polyus PJSC	2,617	206,828
Rosneft Oil Co. PJSC	95,170	480,551
RushHydro PJSC	8,993,000	113,887
Sberbank of Russia PJSC	941,560	3,683,077
Severstal PJSC	18,520	286,817
Surgutneftegas OJSC Preference Shares (b)	446,300	217,486
Surgutneftegas OJSC	456,700	220,174
Tatneft PJSC	117,840	969,391
Transneft PJSC Preference Shares	30	92,755
VTB Bank PJSC	437,390,000	358,660

		15,072,856

SINGAPORE — 0.9%
Ascendas REIT	206,875	421,057
CapitaLand Commercial Trust	191,690	276,834
CapitaLand Mall Trust REIT	161,700	257,723
CapitaLand, Ltd.	178,700	472,023
City Developments, Ltd.	31,000	289,726
ComfortDelGro Corp., Ltd.	128,600	190,533
DBS Group Holdings, Ltd.	134,548	2,501,884
Genting Singapore PLC	493,100	483,359
Global Logistic Properties, Ltd.	188,300	474,836
Golden Agri-Resources, Ltd.	309,500	85,689
Hutchison Port Holdings Trust	421,800	175,047
Jardine Cycle & Carriage, Ltd.	6,211	189,016
Keppel Corp., Ltd.	101,200	556,585

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	236,650	$2,194,024
SATS, Ltd.	53,300	207,393
Sembcorp Industries, Ltd.	66,700	151,228
Singapore Airlines, Ltd.	34,400	274,654
Singapore Exchange, Ltd.	47,300	263,328
Singapore Press Holdings, Ltd. (a)	95,500	189,371
Singapore Technologies Engineering, Ltd.	98,400	240,036
Singapore Telecommunications, Ltd.	618,100	1,651,165
StarHub, Ltd.	57,700	123,051
Suntec Real Estate Investment Trust	182,700	293,928
United Overseas Bank, Ltd.	100,693	1,992,914
UOL Group, Ltd.	37,533	249,115
Wilmar International, Ltd.	107,500	248,559

		14,453,078

SOUTH AFRICA — 1.8%
Anglo American Platinum, Ltd. (b)	5,854	167,137
AngloGold Ashanti, Ltd.	23,021	239,173
Aspen Pharmacare Holdings, Ltd.	26,493	593,846
Barclays Africa Group, Ltd.	54,499	801,153
Bid Corp., Ltd.	26,882	653,571
Bidvest Group, Ltd.	20,421	359,743
Brait SE (a) (b)	12,533	42,175
Capitec Bank Holdings, Ltd.	2,901	257,284
Coronation Fund Managers, Ltd.	1,931	11,527
Discovery, Ltd.	23,630	355,023
Exxaro Resources, Ltd.	13,613	178,684
FirstRand, Ltd.	259,576	1,410,055
Fortress REIT, Ltd. Class A,	115,468	173,109
Fortress REIT, Ltd. Class B,	34,720	118,351
Foschini Group, Ltd.	20,758	330,870
Gold Fields, Ltd.	56,782	248,135
Growthpoint Properties, Ltd. REIT	139,006	310,574
Hyprop Investments, Ltd.	16,182	153,324
Imperial Holdings, Ltd.	12,323	260,933
Investec PLC	40,401	292,391
Investec, Ltd.	19,854	143,885
Kumba Iron Ore, Ltd.	6,528	199,916
Liberty Holdings, Ltd.	972	9,769
Life Healthcare Group Holdings, Ltd.	120,788	270,749
Mediclinic International PLC (c)	2,421	20,803
Mediclinic International PLC (a) (c)	21,434	188,321
MMI Holdings, Ltd.	83,371	141,421
Mondi PLC	24,890	650,167
Mondi, Ltd.	10,770	277,749
Mr. Price Group, Ltd.	15,482	306,226
MTN Group, Ltd.	129,910	1,433,417
Naspers, Ltd. Class N	32,456	9,047,307
Nedbank Group, Ltd.	14,950	309,265
Netcare, Ltd.	41,109	83,513
Pick n Pay Stores, Ltd.	16,148	90,731
Pioneer Foods Group, Ltd.	10,377	114,901
PSG Group, Ltd.	6,572	143,331
Rand Merchant Investment Holdings, Ltd.	50,635	187,734
Redefine Properties, Ltd. REIT	298,765	258,222
Remgro, Ltd.	36,115	688,460
Resilient REIT, Ltd.	26,491	323,456
RMB Holdings, Ltd.	53,367	341,282
Sanlam, Ltd.	112,003	787,097
Sappi, Ltd.	37,361	270,098
Sasol, Ltd.	42,261	1,461,657
Shoprite Holdings, Ltd.	36,097	644,935
Sibanye Gold, Ltd.	110,851	141,653
SPAR Group, Ltd.	17,539	288,062
Standard Bank Group, Ltd.	99,082	1,565,944
Steinhoff International Holdings NV	197,420	74,152
Telkom SA SOC, Ltd.	13,170	51,191
Tiger Brands, Ltd. (a)	13,544	503,250
Truworths International, Ltd.	40,455	308,706
Vodacom Group, Ltd.	48,980	576,366
Woolworths Holdings, Ltd.	85,060	448,729

		29,309,523

SOUTH KOREA — 3.7%
Amorepacific Corp.	2,529	719,332
Amorepacific Corp. Preference Shares	740	114,745
AMOREPACIFIC Group	1,798	236,811
BGF retail Co., Ltd. (b)	502	98,473
BNK Financial Group, Inc.	10,927	96,149
Celltrion Healthcare Co., Ltd. (b)	3,133	317,821
Celltrion, Inc. (a) (b)	6,238	1,288,330
Cheil Worldwide, Inc. (b)	7,506	148,641
CJ CheilJedang Corp.	711	243,077
CJ Corp.	1,354	229,556
CJ E&M Corp.	1,969	179,694
CJ Logistics Corp. (b)	100	13,077
Coway Co., Ltd.	3,120	284,736
Daelim Industrial Co., Ltd.	2,118	163,022
Daewoo Engineering & Construction Co., Ltd. (b)	380	2,101
DB Insurance Co., Ltd.	3,165	210,497
DGB Financial Group, Inc.	13,309	131,157
Dongsuh Cos., Inc.	874	23,757
Doosan Bobcat, Inc.	4,079	136,405
Doosan Heavy Industries & Construction Co., Ltd.	457	6,553
E-MART, Inc.	1,356	343,259
GS Engineering & Construction Corp. (b)	5,552	146,767
GS Holdings Corp.	3,356	194,987
GS Retail Co., Ltd.	360	13,552
Hana Financial Group, Inc.	22,874	1,064,056
Hankook Tire Co., Ltd.	4,760	242,769
Hanmi Pharm Co., Ltd. (b)	443	241,663

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Hanmi Science Co., Ltd. (b)	187	$19,389
Hanon Systems	8,270	107,377
Hanssem Co., Ltd.	770	129,466
Hanwha Chemical Corp. (b)	6,970	205,737
Hanwha Corp.	3,640	141,105
Hanwha Life Insurance Co., Ltd.	16,650	107,470
Hanwha Techwin Co., Ltd. (b)	2,840	94,309
Hotel Shilla Co., Ltd.	2,730	216,503
Hyosung Corp.	1,344	175,132
Hyundai Department Store Co., Ltd.	1,309	127,776
Hyundai Development Co-Engineering & Construction	3,730	134,316
Hyundai Engineering & Construction Co., Ltd.	4,572	155,026
Hyundai Glovis Co., Ltd.	1,744	221,553
Hyundai Heavy Industries Co., Ltd. (b)	1,750	164,285
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	251,474
Hyundai Mobis Co., Ltd.	5,217	1,281,651
Hyundai Motor Co.	11,696	1,704,335
Hyundai Motor Co. Preference Shares	2,519	240,006
Hyundai Motor Co. Preference Shares	1,762	154,219
Hyundai Robotics Co., Ltd. (b)	624	222,076
Hyundai Steel Co.	5,155	282,175
Hyundai Wia Corp.	139	8,440
Industrial Bank of Korea (b)	15,890	244,165
ING Life Insurance Korea, Ltd. (d)	3,399	169,545
Kakao Corp.	2,034	260,294
Kangwon Land, Inc.	7,520	244,450
KB Financial Group, Inc. (b)	30,099	1,782,520
KCC Corp.	458	162,998
KEPCO Plant Service & Engineering Co., Ltd.	180	6,826
Kia Motors Corp.	17,963	562,104
Korea Aerospace Industries, Ltd.	3,940	174,633
Korea Electric Power Corp. (b)	17,453	621,953
Korea Gas Corp. (b)	340	13,514
Korea Investment Holdings Co., Ltd.	2,958	190,652
Korea Zinc Co., Ltd.	577	265,715
Korean Air Lines Co., Ltd. (b)	4,004	126,603
KT Corp.	110	3,108
KT&G Corp.	9,026	973,801
Kumho Petrochemical Co., Ltd.	1,926	179,008
LG Chem, Ltd. (b)	3,510	1,327,869
LG Chem, Ltd. Preference Shares	491	114,202
LG Corp.	7,582	644,493
LG Display Co., Ltd. (b)	18,859	526,724
LG Electronics, Inc. (b)	8,361	827,860
LG Household & Health Care, Ltd.	734	815,213
LG Household & Health Care, Ltd. Preference Shares	50	32,600
LG Innotek Co., Ltd.	1,061	142,715
Lotte Chemical Corp.	1,278	439,311
Lotte Corp.	917	55,763
Lotte Shopping Co., Ltd.	576	107,070
Medy-Tox, Inc.	329	149,019
Mirae Asset Daewoo Co., Ltd.	23,737	203,767
NAVER Corp.	2,125	1,726,916
NCSoft Corp.	1,398	584,377
Netmarble Games Corp. (b) (d)	1,313	231,190
NH Investment & Securities Co., Ltd.	11,490	149,186
OCI Co., Ltd.	1,629	206,944
Orion Corp/Republic of Korea (b)	974	95,075
Ottogi Corp.	17	12,799
Pan Ocean Co., Ltd. (b)	24,680	121,492
POSCO	5,612	1,743,020
Posco Daewoo Corp.	570	9,664
S-1 Corp. (b)	1,546	154,521
Samsung Biologics Co., Ltd. (b) (d)	1,110	384,671
Samsung C&T Corp.	5,143	605,313
Samsung Card Co., Ltd.	501	18,532
Samsung Electro-Mechanics Co., Ltd.	3,673	343,095
Samsung Electronics Co., Ltd. Preference Shares	1,314	2,565,280
Samsung Electronics Co., Ltd.	7,187	17,105,671
Samsung Fire & Marine Insurance Co., Ltd.	2,462	614,034
Samsung Heavy Industries Co., Ltd. (b)	11,059	75,720
Samsung Life Insurance Co., Ltd.	5,568	647,533
Samsung SDI Co., Ltd. (b)	4,289	819,299
Samsung SDS Co., Ltd.	2,824	527,579
Samsung Securities Co., Ltd.	4,928	168,479
Shinhan Financial Group Co., Ltd.	32,495	1,499,466
Shinsegae, Inc.	635	177,946
SillaJen, Inc. (b)	3,359	293,369
SK Holdings Co., Ltd.	2,387	631,004
SK Hynix, Inc. (b)	43,559	3,112,665
SK Innovation Co., Ltd.	4,406	841,649
SK Networks Co., Ltd.	410	2,547
SK Telecom Co., Ltd.	1,684	419,997
S-Oil Corp.	2,869	313,552
Woori Bank	30,642	450,807
Yuhan Corp.	685	140,129

		61,196,823

SPAIN — 2.1%
Abertis Infraestructuras SA	53,204	1,185,111
ACS Actividades de Construccion y Servicios SA	16,606	650,459
Aena SME SA (d)	5,208	1,056,887
Amadeus IT Group SA	32,980	2,380,500

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	496,593	$4,240,949
Banco de Sabadell SA	359,083	714,045
Banco Santander SA	1,196,591	7,872,593
Bankia SA	69,326	331,904
Bankinter SA	54,743	519,573
CaixaBank SA	274,364	1,281,256
Enagas SA	15,780	452,304
Endesa SA	21,819	467,806
Ferrovial SA	33,297	756,679
Gas Natural SDG SA	23,940	553,383
Grifols SA	20,358	597,091
Iberdrola SA	424,756	3,294,904
Industria de Diseno Textil SA	81,612	2,846,401
Mapfre SA	65,454	210,483
Red Electrica Corp. SA	29,353	659,473
Repsol SA	92,609	1,639,716
Siemens Gamesa Renewable Energy SA (a)	13,355	183,299
Telefonica SA	338,694	3,304,469

		35,199,285

SWEDEN — 1.8%
Alfa Laval AB	23,706	561,126
Assa Abloy AB Class B	76,156	1,584,975
Atlas Copco AB Class B	30,017	1,153,386
Atlas Copco AB Class A	50,587	2,188,448
Boliden AB	18,846	645,886
Electrolux AB Series B	16,497	532,538
Essity AB Class B (b)	46,224	1,315,443
Getinge AB Class B	14,687	213,466
Hennes & Mauritz AB Class B	71,892	1,486,573
Hexagon AB Class B	20,009	1,004,177
Husqvarna AB Class B	23,027	219,653
ICA Gruppen AB	6,173	224,603
Industrivarden AB Class C	10,068	249,010
Investor AB Class B	34,569	1,579,513
Kinnevik AB Class B	16,200	548,673
L E Lundbergforetagen AB Class B	2,900	217,124
Lundin Petroleum AB (b)	12,340	283,048
Nordea Bank AB	227,649	2,760,983
Sandvik AB	85,962	1,508,732
Securitas AB Class B	25,819	451,576
Skandinaviska Enskilda Banken AB Class A	115,875	1,362,902
Skanska AB Class B	23,297	483,724
SKF AB Class B	25,941	577,276
Svenska Handelsbanken AB Class A	115,953	1,588,999
Swedbank AB Class A	68,682	1,660,112
Swedish Match AB	13,121	517,949
Tele2 AB Class B	26,718	328,937
Telefonaktiebolaget LM Ericsson Class B	233,409	1,535,154
Telia Co. AB	203,301	907,560
Volvo AB Class B	117,300	2,187,690

		29,879,236

SWITZERLAND — 6.7%
ABB, Ltd. (b)	160,207	4,294,107
Adecco Group AG	12,605	964,292
Baloise Holding AG	3,437	535,036
Barry Callebaut AG (b)	139	289,982
Chocoladefabriken Lindt & Spruengli AG (c)	104	634,992
Chocoladefabriken Lindt & Spruengli AG (c)	8	578,635
Cie Financiere Richemont SA	45,417	4,115,260
Clariant AG (b)	23,031	644,017
Coca-Cola HBC AG (b)	14,958	489,673
Credit Suisse Group AG (b)	211,731	3,780,523
Dufry AG (b)	2,498	371,432
EMS-Chemie Holding AG	674	449,910
Ferguson PLC	19,324	1,393,291
Geberit AG	3,362	1,480,384
Givaudan SA	826	1,908,827
Glencore PLC	910,986	4,806,111
Julius Baer Group, Ltd. (b)	17,297	1,057,877
Kuehne + Nagel International AG	5,122	906,665
LafargeHolcim, Ltd. (b) (c)	39,525	2,228,731
LafargeHolcim, Ltd. (b) (c)	852	48,126
Lonza Group AG (b)	6,681	1,805,138
Nestle SA	265,777	22,854,913
Novartis AG	190,281	16,089,435
Pargesa Holding SA	2,959	256,578
Partners Group Holding AG (a)	1,357	930,196
Roche Holding AG	60,123	15,208,127
Schindler Holding AG (c)	3,865	889,604
Schindler Holding AG (c)	1,281	289,852
SGS SA	491	1,280,278
Sika AG	195	1,548,794
Sonova Holding AG	5,048	788,410
STMicroelectronics NV	49,389	1,079,672
Straumann Holding AG	827	584,289
Swatch Group AG (c)	2,409	982,387
Swatch Group AG (c)	3,666	280,264
Swiss Life Holding AG (b)	2,549	902,417
Swiss Prime Site AG (b)	4,981	460,021
Swiss Re AG	27,744	2,597,886
Swisscom AG	1,998	1,063,071
UBS Group AG	316,332	5,823,495
Vifor Pharma AG	3,449	442,052
Zurich Insurance Group AG	13,178	4,010,872

		111,145,622

TAIWAN — 2.7%
Acer, Inc.	255,000	206,941
Advanced Semiconductor Engineering, Inc.	530,650	680,286
Advantech Co., Ltd.	33,199	234,837
Airtac International Group	12,000	215,737
Asia Cement Corp.	140,000	132,668

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Asia Pacific Telecom Co., Ltd. (b)	7,000	$2,348
Asustek Computer, Inc.	57,000	535,360
AU Optronics Corp.	594,000	247,512
Catcher Technology Co., Ltd.	53,000	584,169
Cathay Financial Holding Co., Ltd.	628,000	1,129,022
Chailease Holding Co., Ltd.	68,480	199,283
Chang Hwa Commercial Bank, Ltd.	435,405	242,148
Cheng Shin Rubber Industry Co., Ltd.	124,000	218,761
Chicony Electronics Co., Ltd.	46,260	116,589
China Airlines, Ltd. (b)	23,000	9,004
China Development Financial Holding Corp.	888,000	302,878
China Life Insurance Co., Ltd.	175,899	177,031
China Steel Corp.	850,000	706,941
Chunghwa Telecom Co., Ltd.	294,000	1,047,230
Compal Electronics, Inc.	378,000	270,558
CTBC Financial Holding Co., Ltd.	1,371,009	944,459
Delta Electronics, Inc.	131,630	634,740
E.Sun Financial Holding Co., Ltd.	750,834	476,864
Eclat Textile Co., Ltd.	8,182	81,797
Eva Airways Corp.	17,304	9,216
Evergreen Marine Corp. Taiwan, Ltd. (b)	25,808	14,180
Far Eastern New Century Corp.	292,620	263,529
Far EasTone Telecommunications Co., Ltd.	102,000	251,928
Feng TAY Enterprise Co., Ltd.	30,273	137,843
First Financial Holding Co., Ltd.	749,096	492,122
Formosa Chemicals & Fibre Corp.	231,000	799,536
Formosa Petrochemical Corp.	111,000	430,818
Formosa Plastics Corp.	320,000	1,061,344
Formosa Taffeta Co., Ltd.	3,000	3,155
Foxconn Technology Co., Ltd.	84,180	241,011
Fubon Financial Holding Co., Ltd.	449,000	764,968
General Interface Solution Holding, Ltd.	11,000	73,559
Giant Manufacturing Co., Ltd.	23,000	126,367
Globalwafers Co., Ltd.	14,000	187,005
Highwealth Construction Corp. .	72,900	103,623
Hiwin Technologies Corp.	18,431	199,431
Hon Hai Precision Industry Co., Ltd.	1,163,650	3,722,616
Hotai Motor Co., Ltd.	19,000	226,019
HTC Corp. (b)	13,000	31,934
Hua Nan Financial Holdings Co., Ltd.	489,546	275,548
Innolux Corp.	561,000	233,762
Inventec Corp.	197,000	157,224
Largan Precision Co., Ltd.	7,000	945,612
Lite-On Technology Corp.	145,419	198,397
Macronix International (b)	166,000	246,558
MediaTek, Inc.	116,000	1,146,026
Mega Financial Holding Co., Ltd.	861,601	696,322
Micro-Star International Co., Ltd.	33,000	84,944
Nan Ya Plastics Corp.	372,000	973,799
Nanya Technology Corp.	69,000	176,682
Nien Made Enterprise Co., Ltd.	3,000	32,058
Novatek Microelectronics Corp.	24,000	91,537
Pegatron Corp.	165,000	399,214
Phison Electronics Corp.	13,000	127,560
Pou Chen Corp.	201,000	260,381
Powertech Technology, Inc.	51,000	150,814
President Chain Store Corp.	47,000	448,544
Quanta Computer, Inc.	222,000	461,777
Realtek Semiconductor Corp.	34,000	124,536
Ruentex Development Co., Ltd. (b)	9,936	10,668
Ruentex Industries, Ltd.	5,000	8,502
Shin Kong Financial Holding Co., Ltd.	736,551	259,885
Siliconware Precision Industries Co., Ltd.	145,135	245,318
SinoPac Financial Holdings Co., Ltd.	658,923	214,116
Standard Foods Corp.	51,417	127,858
Synnex Technology International Corp.	70,550	96,134
TaiMed Biologics, Inc. (b)	4,000	24,867
Taishin Financial Holding Co., Ltd.	589,170	274,208
Taiwan Business Bank	66,042	18,620
Taiwan Cement Corp.	212,000	259,670
Taiwan Cooperative Financial Holding Co., Ltd.	507,876	283,305
Taiwan High Speed Rail Corp.	152,000	120,033
Taiwan Mobile Co., Ltd.	132,000	476,839
Taiwan Semiconductor Manufacturing Co., Ltd.	1,820,000	14,035,990
Teco Electric and Machinery Co., Ltd.	90,000	86,194
Uni-President Enterprises Corp.	377,880	838,083
United Microelectronics Corp.	979,000	467,154
Vanguard International Semiconductor Corp.	39,000	86,496
Win Semiconductors Corp.	30,000	285,297
Winbond Electronics Corp.	274,000	215,915
Wistron Corp.	111,142	89,448
WPG Holdings, Ltd.	66,000	87,383
Yageo Corp.	20,000	237,243
Yuanta Financial Holding Co., Ltd.	608,022	281,960
Zhen Ding Technology Holding, Ltd.	3,000	6,603

		44,906,451

THAILAND — 0.6%
Advanced Info Service PCL (g) .	84,900	497,573
Airports of Thailand PCL (g)	340,200	709,837

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Bangkok Bank PCL NVDR	5,100	$31,611
Bangkok Dusit Medical Services PCL (g)	357,100	229,009
Bangkok Expressway & Metro PCL (g)	649,000	153,338
Banpu PCL (g)	243,400	145,637
Berli Jucker PCL (g)	55,900	113,207
BTS Group Holdings PCL (g)	619,900	157,876
Bumrungrad Hospital PCL (g)	16,400	95,109
Central Pattana PCL (g)	118,200	309,191
Charoen Pokphand Foods PCL (g)	285,300	210,101
CP ALL PCL (g)	384,300	907,981
Delta Electronics Thailand PCL (g)	55,900	125,642
Energy Absolute PCL (g)	112,813	181,733
Glow Energy PCL (g)	11,100	27,673
Home Product Center PCL (g)	417,200	163,859
Indorama Ventures PCL (g)	143,700	234,797
IRPC PCL (g)	971,500	210,159
Kasikornbank PCL	112,400	824,290
Kasikornbank PCL	58,700	417,871
Krung Thai Bank PCL (g)	265,400	156,357
Minor International PCL (g)	196,350	263,587
PTT Exploration & Production PCL (g)	88,800	272,476
PTT Global Chemical PCL (g)	184,800	481,988
PTT PCL (g)	96,800	1,306,904
Robinson PCL (g)	12,700	28,447
Siam Cement PCL	56,565	850,471
Siam Commercial Bank PCL (g) .	145,200	668,303
Thai Oil PCL (g)	66,100	209,922
Thai Union Group PCL Class F (g)	43,700	26,684
TMB Bank PCL (g)	1,483,700	137,489
True Corp. PCL (b) (g)	1,001,312	190,492

		10,339,614

TURKEY — 0.2%
Akbank Turk AS	181,543	471,621
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	146,926
Arcelik A/S	4,778	27,119
Aselsan Elektronik Sanayi Ve Ticaret A/S	18,895	158,472
BIM Birlesik Magazalar A/S	13,969	287,736
Coca-Cola Icecek A/S	648	5,848
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	30,919	22,915
Eregli Demir ve Celik Fabrikalari TAS	83,264	220,040
Ford Otomotiv Sanayi A/S	1,307	20,769
Haci Omer Sabanci Holding A/S .	58,478	171,504
KOC Holding A/S	51,437	250,700
Petkim Petrokimya Holding A/S .	11,722	24,022
TAV Havalimanlari Holding A/S .	1,388	8,222
Tofas Turk Otomobil Fabrikasi A/S	2,262	19,699
Tupras Turkiye Petrol Rafinerileri A/S	7,975	255,555
Turk Hava Yollari AO (b)	53,950	223,250
Turk Telekomunikasyon A/S (b) .	4,204	7,141
Turkcell Iletisim Hizmetleri A/S .	92,714	378,524
Turkiye Garanti Bankasi A/S	188,439	532,774
Turkiye Halk Bankasi A/S	29,437	83,693
Turkiye Is Bankasi Class C	144,348	265,351
Turkiye Sise ve Cam Fabrikalari A/S	6,787	8,413
Turkiye Vakiflar Bankasi TAO	68,469	122,253
Ulker Biskuvi Sanayi A/S	1,307	6,780
Yapi ve Kredi Bankasi A/S (b)	7,385	8,453

		3,727,780

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	114,059	211,174
Aldar Properties PJSC	245,613	147,122
DAMAC Properties Dubai Co. PJSC	160,578	144,279
DP World, Ltd.	10,129	253,225
Dubai Islamic Bank PJSC	85,420	143,964
Emaar Malls PJSC	24,972	14,482
Emaar Properties PJSC	224,250	423,735
Emirates Telecommunications Group Co. PJSC	139,059	662,583
First Abu Dhabi Bank PJSC	115,574	322,542

		2,323,106

UNITED KINGDOM — 10.8%
3i Group PLC	76,121	940,655
Admiral Group PLC	11,866	321,356
Anglo American PLC (a)	100,811	2,113,085
Ashtead Group PLC	38,828	1,046,289
Associated British Foods PLC	27,456	1,047,379
AstraZeneca PLC	93,927	6,506,729
Auto Trader Group PLC (d)	55,276	263,805
Aviva PLC	303,938	2,082,485
Babcock International Group PLC	17,191	164,065
BAE Systems PLC	240,811	1,866,588
Barclays PLC	1,271,801	3,494,190
Barratt Developments PLC	69,399	607,870
Berkeley Group Holdings PLC	10,402	590,573
BP PLC	1,461,497	10,333,987
British American Tobacco PLC ADR	27,066	1,813,151
British American Tobacco PLC	142,455	9,669,986
British Land Co. PLC REIT	67,293	629,477
BT Group PLC	633,987	2,330,169
Bunzl PLC	22,672	635,473
Burberry Group PLC	29,734	720,790
Capita PLC	38,049	206,346
Carnival PLC	14,622	967,633
Centrica PLC	437,244	812,104
CNH Industrial NV	78,950	1,058,952

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Cobham PLC (b)	152,270	$260,157
Coca-Cola European Partners PLC	14,800	590,558
Compass Group PLC	118,765	2,570,549
ConvaTec Group PLC (d)	117,552	326,783
Croda International PLC	10,510	628,978
DCC PLC	6,090	614,985
Diageo PLC	186,823	6,886,750
Direct Line Insurance Group PLC	111,078	573,545
easyJet PLC	14,188	280,983
Experian PLC	70,758	1,565,944
Fiat Chrysler Automobiles NV	81,904	1,466,404
G4S PLC	128,363	463,627
GKN PLC	118,262	510,973
GlaxoSmithKline PLC	364,871	6,527,585
Hammerson PLC REIT	65,172	482,243
Hargreaves Lansdown PLC	21,307	519,391
HSBC Holdings PLC	1,484,651	15,402,123
IMI PLC	17,012	306,763
Imperial Brands PLC	71,752	3,072,999
InterContinental Hotels Group PLC	12,150	775,611
International Consolidated Airlines Group SA	40,270	349,906
Intertek Group PLC	10,977	770,670
ITV PLC	247,262	553,570
J Sainsbury PLC	135,851	443,627
John Wood Group PLC	42,683	375,306
Johnson Matthey PLC	13,358	555,654
Kingfisher PLC	152,628	697,241
Land Securities Group PLC REIT	50,048	682,440
Legal & General Group PLC	451,991	1,671,040
Lloyds Banking Group PLC	5,350,728	4,926,316
London Stock Exchange Group PLC	23,944	1,228,562
Marks & Spencer Group PLC (a)	112,301	478,229
Meggitt PLC	64,415	420,176
Merlin Entertainments PLC (d)	42,079	206,571
Micro Focus International PLC	5,465	186,520
Micro Focus International PLC ADR (b)	28,000	940,520
National Grid PLC	222,399	2,632,740
Next PLC	10,128	619,954
Old Mutual PLC	380,795	1,193,534
Pearson PLC	56,672	564,240
Persimmon PLC	20,982	777,137
Prudential PLC	192,342	4,957,932
Randgold Resources, Ltd.	6,420	643,533
Reckitt Benckiser Group PLC	49,737	4,655,222
RELX NV	73,204	1,684,668
RELX PLC	80,611	1,896,319
Rio Tinto PLC	91,910	4,901,137
Rio Tinto, Ltd.	32,124	1,904,786
Rolls-Royce Holdings PLC	126,217	1,446,168
Royal Bank of Scotland Group PLC (b)	275,634	1,036,561
Royal Mail PLC	74,250	454,499
RSA Insurance Group PLC	69,903	598,100
Sage Group PLC	73,122	789,348
Schroders PLC	7,543	358,765
Segro PLC REIT	79,933	634,719
Severn Trent PLC	19,097	558,519
Shire PLC	67,834	3,578,735
Sky PLC (b)	79,466	1,087,876
Smith & Nephew PLC	67,168	1,170,296
Smiths Group PLC	27,065	545,521
SSE PLC	76,137	1,359,525
St James’s Place PLC	36,146	599,471
Standard Chartered PLC (b)	246,964	2,606,162
Standard Life Aberdeen PLC	205,610	1,214,354
Taylor Wimpey PLC	225,131	628,583
Tesco PLC	620,025	1,755,061
Travis Perkins PLC	20,759	440,041
Unilever NV	120,779	6,809,952
Unilever PLC	93,829	5,236,380
United Utilities Group PLC	46,787	525,000
Vodafone Group PLC	1,979,041	6,291,296
Weir Group PLC	18,196	522,569
Whitbread PLC	12,434	672,804
Wm Morrison Supermarkets PLC	181,224	539,086
Worldpay Group PLC (d)	137,024	789,630
WPP PLC	96,191	1,744,941

		178,961,600

TOTAL COMMON STOCKS (Cost $1,449,678,904)		1,682,727,945

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Transurban Group (expiring 1/24/18) (b) (g)	10,947	—

SPAIN — 0.0% (f)
Repsol SA (expiring 1/10/18) (b)	92,609	42,146

TOTAL RIGHTS (Cost $42,445)		42,146

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	20,078,160	20,078,160

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	10,302,133	$10,302,133

TOTAL SHORT-TERM INVESTMENTS (Cost $ 30,380,293)		30,380,293

TOTAL INVESTMENTS — 103.5% (Cost $ 1,480,101,642)		1,713,150,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(57,889,557)

NET ASSETS — 100.0%		$1,655,260,827

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $8,345,052, representing 0.5% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	03/16/2018	187	$10,286,369	$10,880,595	$594,226
Mini MSCI EAFE (long)	03/16/2018	212	21,210,652	21,682,300	$471,648

Total unrealized depreciation on open futures contracts purchased					$1,065,874

During the period ended December 31, 2017, average notional value related to futures contracts was $30,211,281 or less than 0.5% of net assets.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$78,601,689	$—	$—		$78,601,689
Austria	2,919,517	—	—		2,919,517
Belgium	12,212,022	—	—		12,212,022
Brazil	27,185,180	—	—		27,185,180
Canada	106,391,322	—	—		106,391,322
Chile	4,997,503	—	—		4,997,503
China	118,378,903	—	0	(a)	118,378,903
Colombia	1,525,063	—	—		1,525,063
Czech Republic	552,472	—	—		552,472
Denmark	20,149,777	—	—		20,149,777
Egypt	270,660	—	—		270,660
Finland	10,432,337	—	—		10,432,337
France	116,190,267	—	—		116,190,267
Germany	110,895,578	—	—		110,895,578
Greece	1,202,577	—	—		1,202,577
Hong Kong	41,992,903	—	—		41,992,903
Hungary	1,377,886	—	—		1,377,886
India	34,793,774	129,681	—		34,923,455
Indonesia	8,778,731	—	—		8,778,731
Ireland	6,712,344	—	—		6,712,344
Israel	5,184,962	—	—		5,184,962
Italy	22,427,755	—	—		22,427,755
Japan	311,094,148	—	—		311,094,148
Luxembourg	3,574,059	—	—		3,574,059
Macau	625,021	—	—		625,021
Malaysia	9,063,253	—	—		9,063,253
Mexico	11,922,967	—	—		11,922,967
Netherlands	51,316,882	—	—		51,316,882
New Zealand	2,428,839	—	—		2,428,839
Norway	7,336,631	—	—		7,336,631
Pakistan	80,252	—	—		80,252
Peru	1,602,950	—	—		1,602,950
Philippines	4,650,912	—	—		4,650,912
Poland	5,324,059	—	—		5,324,059
Portugal	1,671,364	—	—		1,671,364
Qatar	1,746,393	—	—		1,746,393
Romania	472,338	—	—		472,338
Russia	15,072,856	—	—		15,072,856
Singapore	14,453,078	—	—		14,453,078
South Africa	29,309,523	—	—		29,309,523
South Korea	61,196,823	—	—		61,196,823
Spain	35,199,285	—	—		35,199,285
Sweden	29,879,236	—	—		29,879,236
Switzerland	111,145,622	—	—		111,145,622
Taiwan	44,906,451	—	—		44,906,451
Thailand	2,124,243	8,215,371	—		10,339,614
Turkey	3,727,780	—	—		3,727,780
United Arab Emirates	2,323,106	—	—		2,323,106

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
United Kingdom	$178,961,600	$—		$—	$178,961,600
Rights
Australia	—	0	(b)	—	—
Spain	42,146	—		—	42,146
Short-Term Investments	30,380,293	—		—	30,380,293

TOTAL INVESTMENTS	$1,704,805,332	$8,345,052		$0	$1,713,150,384

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (c)	1,065,874	—		—	1,065,874

TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,065,874	$—		$—	$1,065,874

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,705,871,206	$8,345,052		$0	$1,714,216,258

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.
(b)	Fund held a Level 2 security that was valued at $0 at December 31, 2017.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$395,831,755	$375,753,595	$—	$—	20,078,160	$20,078,160	$150,999	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,717,694	16,717,694	358,390,139	375,107,833	—	—	—	—	51,266	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	131,688,229	121,386,096	—	—	10,302,133	10,302,133	124,608	—

Total		$16,717,694	$885,910,123	$872,247,524	$—	$—		$30,380,293	$326,873	$—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	3,060	$120,227
Aerojet Rocketdyne Holdings, Inc. (a)	6,600	205,920
Aerovironment, Inc. (a)	2,000	112,320
Astronics Corp. (a)	2,019	83,728
Axon Enterprise, Inc. (a) (b)	4,992	132,288
BWX Technologies, Inc.	9,090	549,854
Cubic Corp.	2,400	141,480
Curtiss-Wright Corp.	4,207	512,623
Ducommun, Inc. (a)	1,000	28,450
Engility Holdings, Inc. (a)	1,700	48,229
Esterline Technologies Corp. (a)	2,500	186,750
HEICO Corp.	2,401	226,534
HEICO Corp. Class A	4,647	367,345
Hexcel Corp.	8,611	532,590
Huntington Ingalls Industries, Inc.	4,307	1,015,160
KeyW Holding Corp. (a) (b)	4,600	27,002
KLX, Inc. (a)	4,943	337,360
Kratos Defense & Security Solutions, Inc. (a) (b)	8,200	86,838
Mercury Systems, Inc. (a)	4,500	231,075
Moog, Inc. Class A (a)	3,054	265,240
National Presto Industries, Inc.	495	49,228
Orbital ATK, Inc.	5,548	729,562
Sparton Corp. (a)	900	20,754
Spirit AeroSystems Holdings, Inc. Class A	11,123	970,482
Teledyne Technologies, Inc. (a)	3,351	607,034
Triumph Group, Inc. (b)	4,645	126,344
Vectrus, Inc. (a)	1,100	33,935
Wesco Aircraft Holdings, Inc. (a)	6,000	44,400

		7,792,752

AIR FREIGHT & LOGISTICS — 0.4%
Air Transport Services Group, Inc. (a)	5,600	129,584
Atlas Air Worldwide Holdings, Inc. (a)	2,282	133,839
Echo Global Logistics, Inc. (a)	2,500	70,000
Forward Air Corp.	2,800	160,832
Hub Group, Inc. Class A (a)	3,117	149,305
Radiant Logistics, Inc. (a)	3,600	16,560
XPO Logistics, Inc. (a) (b)	11,400	1,044,126

		1,704,246

AIRLINES — 0.4%
Allegiant Travel Co.	1,176	181,986
Copa Holdings SA Class A	3,009	403,387
Hawaiian Holdings, Inc.	4,945	197,058
JetBlue Airways Corp. (a)	30,936	691,110
SkyWest, Inc.	4,900	260,190
Spirit Airlines, Inc. (a)	6,658	298,611

		2,032,342

AUTO COMPONENTS — 1.2%
Adient PLC	9,100	716,170
American Axle & Manufacturing Holdings, Inc. (a)	9,450	160,933
Cooper Tire & Rubber Co. (b)	4,900	173,215
Cooper-Standard Holdings, Inc. (a)	1,690	207,025
Dana, Inc.	14,047	449,644
Delphi Technologies PLC (a)	8,600	451,242
Dorman Products, Inc. (a)	2,599	158,903
Fox Factory Holding Corp. (a)	3,400	132,090
Gentex Corp.	27,366	573,318
Gentherm, Inc. (a)	3,554	112,840
Horizon Global Corp. (a) (b)	2,374	33,283
LCI Industries	2,298	298,740
Lear Corp.	6,570	1,160,656
Modine Manufacturing Co. (a)	4,783	96,617
Motorcar Parts of America, Inc. (a)	1,800	44,982
Shiloh Industries, Inc. (a)	1,000	8,200
Standard Motor Products, Inc.	2,108	94,670
Stoneridge, Inc. (a)	2,582	59,025
Superior Industries International, Inc.	2,688	39,917
Tenneco, Inc.	4,835	283,041
Tower International, Inc.	1,861	56,854
Visteon Corp. (a)	3,037	380,050
VOXX International Corp. (a)	1,400	7,840

		5,699,255

AUTOMOBILES — 1.1%
Tesla, Inc. (a)	12,890	4,013,301
Thor Industries, Inc.	4,808	724,662
Winnebago Industries, Inc.	3,000	166,800

		4,904,763

BANKS — 7.1%
1st Source Corp.	1,500	74,175
Access National Corp.	1,399	38,948
ACNB Corp.	700	20,685
Allegiance Bancshares, Inc. (a)	1,200	45,180
American National Bankshares, Inc.	900	34,470
Ameris Bancorp	3,500	168,700
Ames National Corp.	800	22,280
Arrow Financial Corp.	1,138	38,635
Associated Banc-Corp.	14,600	370,840
Atlantic Capital Bancshares, Inc. (a)	2,000	35,200
Banc of California, Inc. (b)	4,200	86,730
BancFirst Corp.	1,652	84,500
Banco Latinoamericano de Comercio Exterior SA Class E	2,900	78,010
Bancorp, Inc. (a)	4,700	46,436
BancorpSouth Bank	8,155	256,475
Bank of Commerce Holdings	1,500	17,250

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Bank of Hawaii Corp.	4,034	$345,714
Bank of Marin Bancorp	672	45,696
Bank of NT Butterfield & Son, Ltd.	5,200	188,708
Bank of the Ozarks, Inc. (b)	11,654	564,636
BankUnited, Inc.	10,072	410,132
Bankwell Financial Group, Inc.	400	13,736
Banner Corp.	3,200	176,384
Bar Harbor Bankshares	1,480	39,975
BCB Bancorp, Inc.	1,500	21,750
Berkshire Hills Bancorp, Inc.	3,800	139,080
Blue Hills Bancorp, Inc.	2,326	46,753
BOK Financial Corp.	2,409	222,399
Boston Private Financial Holdings, Inc.	8,000	123,600
Bridge Bancorp, Inc.	1,800	63,000
Brookline Bancorp, Inc.	7,200	113,040
Bryn Mawr Bank Corp.	1,800	79,560
Byline Bancorp, Inc. (a)	500	11,485
C&F Financial Corp.	300	17,400
Cadence BanCorp (a)	1,900	51,528
Camden National Corp.	1,482	62,437
Capital City Bank Group, Inc.	1,100	25,234
Capstar Financial Holdings, Inc. (a) (b)	800	16,616
Carolina Financial Corp.	1,900	70,585
Cathay General Bancorp	7,354	310,118
CBTX, Inc.	400	11,864
CenterState Bank Corp.	5,200	133,796
Central Pacific Financial Corp.	2,879	85,881
Central Valley Community Bancorp	900	18,162
Century Bancorp, Inc. Class A	236	18,467
Chemical Financial Corp.	6,745	360,655
Chemung Financial Corp.	300	14,430
CIT Group, Inc.	12,686	624,532
Citizens & Northern Corp.	1,100	26,400
City Holding Co.	1,449	97,764
Civista Bancshares, Inc.	1,000	22,000
CNB Financial Corp.	1,400	36,736
CoBiz Financial, Inc.	3,700	73,963
Codorus Valley Bancorp, Inc.	651	17,922
Columbia Banking System, Inc.	6,928	300,952
Commerce Bancshares, Inc.	9,059	505,849
Community Bank System, Inc. (b)	4,739	254,721
Community Bankers Trust Corp. (a)	2,100	17,115
Community Financial Corp.	300	11,490
Community Trust Bancorp, Inc.	1,513	71,262
ConnectOne Bancorp, Inc.	2,923	75,267
County Bancorp, Inc.	300	8,928
Cullen/Frost Bankers, Inc.	5,475	518,209
Customers Bancorp, Inc. (a)	2,700	70,173
CVB Financial Corp.	9,900	233,244
DNB Financial Corp.	200	6,740
Eagle Bancorp, Inc. (a)	3,000	173,700
East West Bancorp, Inc.	13,871	843,773
Enterprise Bancorp, Inc.	1,078	36,706
Enterprise Financial Services Corp.	2,100	94,815
Equity Bancshares, Inc. Class A (a)	1,000	35,410
Evans Bancorp, Inc.	400	16,760
Farmers & Merchants Bancorp, Inc.	800	32,640
Farmers Capital Bank Corp.	749	28,836
Farmers National Banc Corp.	2,500	36,875
FB Financial Corp. (a)	1,200	50,388
FCB Financial Holdings, Inc. Class A (a)	3,482	176,886
Fidelity Southern Corp.	2,100	45,780
Financial Institutions, Inc.	1,400	43,540
First BanCorp (a)	18,400	93,840
First Bancorp, Inc.	1,000	27,230
First Bancorp/Southern Pines	2,713	95,796
First Bancshares, Inc.	1,000	34,200
First Busey Corp.	3,949	118,233
First Business Financial Services, Inc.	800	17,696
First Citizens BancShares, Inc. Class A	709	285,727
First Commonwealth Financial Corp.	9,300	133,176
First Community Bancshares, Inc.	1,600	45,968
First Connecticut Bancorp, Inc.	1,400	36,610
First Financial Bancorp	5,900	155,465
First Financial Bankshares, Inc. (b)	6,051	272,598
First Financial Corp.	1,000	45,350
First Financial Northwest, Inc.	600	9,306
First Foundation, Inc. (a)	2,900	53,766
First Guaranty Bancshares, Inc.	330	8,250
First Hawaiian, Inc.	5,100	148,818
First Horizon National Corp.	28,119	562,099
First Internet Bancorp	800	30,520
First Interstate BancSystem, Inc. Class A	2,482	99,404
First Merchants Corp.	3,978	167,315
First Mid-Illinois Bancshares, Inc.	1,000	38,540
First Midwest Bancorp, Inc.	9,800	235,298
First Northwest Bancorp (a)	700	11,410
First of Long Island Corp.	2,250	64,125
First Republic Bank	15,434	1,337,202
Flushing Financial Corp.	2,700	74,250
FNB Bancorp	400	14,596
FNB Corp.	31,133	430,258
Franklin Financial Network, Inc. (a)	1,155	39,385
Fulton Financial Corp.	16,400	293,560
German American Bancorp, Inc.	2,064	72,921
Glacier Bancorp, Inc.	7,500	295,425
Great Southern Bancorp, Inc.	1,068	55,162
Great Western Bancorp, Inc.	5,703	226,979
Green Bancorp, Inc. (a)	2,000	40,600

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Guaranty Bancorp	2,300	$63,595
Guaranty Bancshares, Inc.	200	6,130
Hancock Holding Co.	8,100	400,950
Hanmi Financial Corp.	3,000	91,050
HarborOne Bancorp, Inc. (a)	1,500	28,740
Heartland Financial USA, Inc.	2,400	128,760
Heritage Commerce Corp.	3,500	53,620
Heritage Financial Corp.	2,800	86,240
Hilltop Holdings, Inc.	7,000	177,310
Home BancShares, Inc.	15,114	351,400
HomeTrust Bancshares, Inc. (a)	1,600	41,200
Hope Bancorp, Inc.	12,488	227,906
Horizon Bancorp	2,200	61,160
Howard Bancorp, Inc. (a)	800	17,600
IBERIABANK Corp.	4,892	379,130
Independent Bank Corp. (c)	2,633	183,915
Independent Bank Corp. (c)	2,100	46,935
Independent Bank Group, Inc.	1,651	111,608
International Bancshares Corp.	5,252	208,504
Investar Holding Corp.	800	19,280
Investors Bancorp, Inc.	24,914	345,806
KKR Real Estate Finance Trust, Inc. (b)	1,200	24,012
Lakeland Bancorp, Inc.	4,300	82,775
Lakeland Financial Corp.	2,328	112,885
LCNB Corp.	900	18,405
LegacyTexas Financial Group, Inc.	4,548	191,971
Live Oak Bancshares, Inc.	2,200	52,470
Macatawa Bank Corp.	2,500	25,000
MainSource Financial Group, Inc.	2,370	86,055
MB Financial, Inc.	7,800	347,256
MBT Financial Corp.	1,700	18,020
Mercantile Bank Corp.	1,500	53,055
Metropolitan Bank Holding Corp. (a)	300	12,630
Middlefield Banc Corp.	200	9,640
Midland States Bancorp, Inc.	1,500	48,720
MidSouth Bancorp, Inc.	1,100	14,575
MidWestOne Financial Group, Inc.	1,151	38,593
MutualFirst Financial, Inc.	700	26,985
National Bank Holdings Corp. Class A	2,400	77,832
National Bankshares, Inc.	637	28,952
National Commerce Corp. (a)	1,163	46,811
NBT Bancorp, Inc.	4,100	150,880
Nicolet Bankshares, Inc. (a)	800	43,792
Northeast Bancorp	700	16,205
Northrim BanCorp, Inc.	600	20,310
Norwood Financial Corp.	450	14,850
OFG Bancorp	4,100	38,540
Ohio Valley Banc Corp.	300	12,120
Old Line Bancshares, Inc.	800	23,552
Old National Bancorp	12,861	224,424
Old Point Financial Corp.	300	8,925
Old Second Bancorp, Inc.	2,800	38,220
Opus Bank (a)	1,900	51,870
Orrstown Financial Services, Inc.	700	17,675
Pacific Mercantile Bancorp (a)	1,100	9,625
Pacific Premier Bancorp, Inc. (a)	3,751	150,040
PacWest Bancorp	12,315	620,676
Paragon Commercial Corp. (a)	400	21,284
Park National Corp.	1,299	135,096
Parke Bancorp, Inc.	400	8,220
Peapack Gladstone Financial Corp.	1,700	59,534
Penns Woods Bancorp, Inc.	447	20,821
Peoples Bancorp of North Carolina, Inc.	330	10,128
Peoples Bancorp, Inc.	1,600	52,192
Peoples Financial Services Corp.	639	29,765
People’s Utah Bancorp	1,300	39,390
Pinnacle Financial Partners, Inc.	6,853	454,354
Popular, Inc.	9,710	344,608
Preferred Bank	1,300	76,414
Premier Financial Bancorp, Inc.	730	14,658
Prosperity Bancshares, Inc.	6,422	449,990
QCR Holdings, Inc.	1,200	51,420
RBB Bancorp	300	8,211
Reliant Bancorp, Inc.	500	12,820
Renasant Corp.	4,361	178,321
Republic Bancorp, Inc. Class A	900	34,218
Republic First Bancorp, Inc. (a) (b)	5,200	43,940
S&T Bancorp, Inc.	3,253	129,502
Sandy Spring Bancorp, Inc.	2,300	89,746
Seacoast Banking Corp. of Florida (a)	4,100	103,361
ServisFirst Bancshares, Inc.	4,400	182,600
Shore Bancshares, Inc.	1,000	16,700
Sierra Bancorp	1,300	34,528
Signature Bank (a)	5,232	718,144
Simmons First National Corp. Class A	3,943	225,145
SmartFinancial, Inc. (a)	700	15,190
South State Corp.	3,445	300,232
Southern First Bancshares, Inc. (a)	600	24,750
Southern National Bancorp of Virginia, Inc.	2,300	36,869
Southside Bancshares, Inc.	2,704	91,071
State Bank Financial Corp.	3,600	107,424
Sterling Bancorp	20,516	504,694
Stock Yards Bancorp, Inc.	2,100	79,170
Summit Financial Group, Inc.	1,000	26,320
Sun Bancorp, Inc.	1,000	24,300
Sunshine Bancorp, Inc. (a)	600	13,764
SVB Financial Group (a)	5,045	1,179,370
Synovus Financial Corp.	11,371	545,126
TCF Financial Corp.	15,300	313,650
Texas Capital Bancshares, Inc. (a)	4,746	421,919
Tompkins Financial Corp.	1,393	113,321
Towne Bank	5,400	166,050
TriCo Bancshares	1,976	74,811

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
TriState Capital Holdings, Inc. (a)	2,100	$48,300
Triumph Bancorp, Inc. (a)	1,700	53,550
Trustmark Corp.	6,477	206,357
Two River Bancorp	500	9,065
UMB Financial Corp.	4,296	308,968
Umpqua Holdings Corp.	21,387	444,850
Union Bankshares Corp.	4,100	148,297
Union Bankshares, Inc./Morrisville	300	15,885
United Bankshares, Inc. (b)	9,613	334,052
United Community Banks, Inc.	7,061	198,697
United Security Bancshares	900	9,900
Unity Bancorp, Inc.	700	13,825
Univest Corp. of Pennsylvania	2,444	68,554
Valley National Bancorp	24,800	278,256
Veritex Holdings, Inc. (a)	1,600	44,144
Washington Trust Bancorp, Inc.	1,413	75,242
WashingtonFirst Bankshares, Inc.	915	31,348
Webster Financial Corp.	8,831	495,949
WesBanco, Inc.	4,042	164,307
West Bancorp, Inc.	1,500	37,725
Westamerica Bancorporation (b)	2,485	147,982
Western Alliance Bancorp (a)	9,465	535,908
Wintrust Financial Corp.	5,328	438,867
Xenith Bankshares, Inc. (a)	450	15,223

		32,979,366

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	832	158,995
Castle Brands, Inc. (a) (b)	6,000	7,320
Coca-Cola Bottling Co. Consolidated	484	104,186
Craft Brew Alliance, Inc. (a)	1,200	23,040
MGP Ingredients, Inc. (b)	1,200	92,256
National Beverage Corp. (b)	1,100	107,184
Primo Water Corp. (a)	2,800	35,196

		528,177

BIOTECHNOLOGY — 4.5%
Abeona Therapeutics, Inc. (a) (b)	2,700	42,795
ACADIA Pharmaceuticals, Inc. (a) (b)	9,509	286,316
Acceleron Pharma, Inc. (a)	3,600	152,784
Achaogen, Inc. (a) (b)	3,300	35,442
Achillion Pharmaceuticals, Inc. (a)	11,200	32,256
Acorda Therapeutics, Inc. (a)	4,200	90,090
Adamas Pharmaceuticals, Inc. (a) (b)	1,400	47,446
Aduro Biotech, Inc. (a) (b)	4,354	32,655
Advaxis, Inc. (a) (b)	2,200	6,248
Agenus, Inc. (a) (b)	7,100	23,146
Agios Pharmaceuticals, Inc. (a) (b)	3,968	226,851
Aileron Therapeutics, Inc. (a)	400	4,216
Aimmune Therapeutics, Inc. (a)	3,400	128,588
Akebia Therapeutics, Inc. (a)	4,300	63,941
Alder Biopharmaceuticals, Inc. (a)	6,052	69,295
Alkermes PLC (a) (b)	14,662	802,451
Allena Pharmaceuticals, Inc. (a)	500	5,030
Alnylam Pharmaceuticals, Inc. (a)	8,316	1,056,548
AMAG Pharmaceuticals, Inc. (a)	3,400	45,050
Amicus Therapeutics, Inc. (a) (b)	16,041	230,830
AnaptysBio, Inc. (a)	1,700	171,224
Anavex Life Sciences Corp. (a) (b)	2,700	8,694
Apellis Pharmaceuticals, Inc. (a)	1,000	21,700
Ardelyx, Inc. (a)	3,200	21,120
Arena Pharmaceuticals, Inc. (a)	3,730	126,708
Array BioPharma, Inc. (a)	19,083	244,262
Asterias Biotherapeutics, Inc. (a) (b)	1,400	3,150
Atara Biotherapeutics, Inc. (a) (b)	2,600	47,060
Athenex, Inc. (a) (b)	500	7,950
Athersys, Inc. (a) (b)	9,800	17,738
Audentes Therapeutics, Inc. (a)	1,600	50,000
Avexis, Inc. (a)	2,400	265,608
Axovant Sciences, Ltd. (a) (b)	3,137	16,532
Bellicum Pharmaceuticals, Inc. (a) (b)	2,582	21,715
BioCryst Pharmaceuticals, Inc. (a) (b)	9,400	46,154
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,000	26,980
BioMarin Pharmaceutical, Inc. (a)	16,811	1,499,037
BioSpecifics Technologies Corp. (a)	526	22,792
BioTime, Inc. (a) (b)	8,300	17,845
Bioverativ, Inc. (a)	10,500	566,160
Bluebird Bio, Inc. (a) (b)	4,719	840,454
Blueprint Medicines Corp. (a)	4,100	309,181
Calithera Biosciences, Inc. (a)	2,900	24,215
Calyxt, Inc. (a) (b)	800	17,624
Cara Therapeutics, Inc. (a) (b)	2,900	35,496
Cascadian Therapeutics, Inc. (a)	2,400	8,880
Catalyst Pharmaceuticals, Inc. (a)	8,000	31,280
Celcuity, Inc. (a)	100	1,895
Celldex Therapeutics, Inc. (a) (b)	12,600	35,784
ChemoCentryx, Inc. (a)	1,700	10,115
Chimerix, Inc. (a)	4,497	20,821
Clovis Oncology, Inc. (a)	4,180	284,240
Coherus Biosciences, Inc. (a) (b)	4,200	36,960
Conatus Pharmaceuticals, Inc. (a)	1,800	8,316
Concert Pharmaceuticals, Inc. (a)	1,700	43,979
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	4,600	32,660
Corvus Pharmaceuticals, Inc. (a) (b)	600	6,216
Curis, Inc. (a)	8,500	5,950
Cytokinetics, Inc. (a)	4,500	36,675
CytomX Therapeutics, Inc. (a)	2,776	58,601
Deciphera Pharmaceuticals, Inc. (a)	800	18,136

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	5,838	$109,171
Eagle Pharmaceuticals, Inc. (a) (b)	805	43,003
Edge Therapeutics, Inc. (a)	1,900	17,803
Editas Medicine, Inc. (a) (b)	3,300	101,409
Emergent BioSolutions, Inc. (a)	3,200	148,704
Enanta Pharmaceuticals, Inc. (a)	1,500	88,020
Epizyme, Inc. (a) (b)	4,738	59,462
Esperion Therapeutics, Inc. (a)	1,600	105,344
Exact Sciences Corp. (a)	11,305	593,965
Exelixis, Inc. (a)	27,936	849,254
Fate Therapeutics, Inc. (a)	3,700	22,607
FibroGen, Inc. (a)	6,700	317,580
Five Prime Therapeutics, Inc. (a)	2,647	58,022
Flexion Therapeutics, Inc. (a) (b)	3,100	77,624
Fortress Biotech, Inc. (a)	2,000	7,980
Foundation Medicine, Inc. (a) (b)	1,400	95,480
G1 Therapeutics, Inc. (a)	600	11,904
Genocea Biosciences, Inc. (a) (b)	2,000	2,320
Genomic Health, Inc. (a)	1,900	64,980
Geron Corp. (a) (b)	16,483	29,669
Global Blood Therapeutics, Inc. (a)	3,538	139,220
Halozyme Therapeutics, Inc. (a)	11,452	232,018
Heron Therapeutics, Inc. (a) (b)	4,326	78,301
Idera Pharmaceuticals, Inc. (a)	13,500	28,485
Ignyta, Inc. (a)	5,600	149,520
Immune Design Corp. (a) (b)	4,300	16,770
ImmunoGen, Inc. (a)	9,600	61,536
Immunomedics, Inc. (a) (b)	9,772	157,916
Inovio Pharmaceuticals, Inc. (a) (b)	7,811	32,259
Insmed, Inc. (a)	7,333	228,643
Insys Therapeutics, Inc. (a) (b)	2,253	21,674
Intellia Therapeutics, Inc. (a) (b)	1,600	30,752
Intercept Pharmaceuticals, Inc. (a) (b)	1,717	100,307
Intrexon Corp. (a) (b)	5,841	67,288
Invitae Corp. (a) (b)	4,100	37,228
Ionis Pharmaceuticals, Inc. (a) (b)	11,973	602,242
Iovance Biotherapeutics, Inc. (a)	6,400	51,200
Ironwood Pharmaceuticals, Inc. (a) (b)	12,900	193,371
Jounce Therapeutics, Inc. (a) (b)	1,100	14,025
Juno Therapeutics, Inc. (a)	6,602	301,777
Karyopharm Therapeutics, Inc. (a)	3,200	30,720
Keryx Biopharmaceuticals, Inc. (a) (b)	8,603	40,004
Kindred Biosciences, Inc. (a)	2,400	22,680
Kura Oncology, Inc. (a) (b)	2,300	35,190
La Jolla Pharmaceutical Co. (a) (b)	1,700	54,706
Lexicon Pharmaceuticals, Inc. (a) (b)	4,121	40,715
Ligand Pharmaceuticals, Inc. (a) (b)	1,979	270,984
Loxo Oncology, Inc. (a) (b)	2,177	183,260
MacroGenics, Inc. (a) (b)	3,247	61,693
Madrigal Pharmaceuticals, Inc. (a)	400	36,716
Matinas BioPharma Holdings, Inc. (a)	3,700	4,292
MediciNova, Inc. (a)	3,300	21,351
Merrimack Pharmaceuticals, Inc. (b)	940	9,635
Mersana Therapeutics, Inc. (a)	400	6,572
MiMedx Group, Inc. (a) (b)	9,893	124,751
Minerva Neurosciences, Inc. (a)	2,080	12,584
Miragen Therapeutics, Inc. (a)	900	9,387
Momenta Pharmaceuticals, Inc. (a) (b)	7,287	101,654
Myriad Genetics, Inc. (a) (b)	6,251	214,691
NantKwest, Inc. (a)	2,100	9,429
Natera, Inc. (a)	3,100	27,869
Neurocrine Biosciences, Inc. (a) (b)	8,485	658,351
NewLink Genetics Corp. (a) (b)	2,758	22,367
Novavax, Inc. (a)	30,000	37,200
Novelion Therapeutics, Inc. (a)	1,100	3,432
Nymox Pharmaceutical Corp. (a)	2,000	6,600
OPKO Health, Inc. (a) (b)	31,980	156,702
Organovo Holdings, Inc. (a) (b)	7,300	9,782
Otonomy, Inc. (a)	2,000	11,100
Ovid therapeutics, Inc. (a)	400	3,948
PDL BioPharma, Inc. (a)	14,655	40,155
Pieris Pharmaceuticals, Inc. (a)	3,400	25,670
Portola Pharmaceuticals, Inc. (a)	5,441	264,868
Progenics Pharmaceuticals, Inc. (a) (b)	7,600	45,220
Protagonist Therapeutics, Inc. (a)	1,300	27,040
Prothena Corp. PLC (a) (b)	3,700	138,713
PTC Therapeutics, Inc. (a) (b)	3,800	63,384
Puma Biotechnology, Inc. (a)	2,730	269,860
Ra Pharmaceuticals, Inc. (a) (b)	800	6,800
Radius Health, Inc. (a) (b)	3,715	118,026
Recro Pharma, Inc. (a)	900	8,325
REGENXBIO, Inc. (a)	2,600	86,450
Repligen Corp. (a)	3,600	130,608
Retrophin, Inc. (a)	3,700	77,959
Rhythm Pharmaceuticals, Inc. (a) (b)	800	23,248
Rigel Pharmaceuticals, Inc. (a)	14,200	55,096
Sage Therapeutics, Inc. (a) (b)	3,636	598,886
Sangamo Therapeutics, Inc. (a)	8,000	131,200
Sarepta Therapeutics, Inc. (a) (b)	5,882	327,274
Seattle Genetics, Inc. (a)	9,220	493,270
Selecta Biosciences, Inc. (a) (b)	1,000	9,810
Seres Therapeutics, Inc. (a) (b)	1,946	19,732
Spark Therapeutics, Inc. (a) (b)	2,642	135,852
Spectrum Pharmaceuticals, Inc. (a)	8,362	158,460
Spero Therapeutics, Inc. (a)	600	7,050
Stemline Therapeutics, Inc. (a) (b)	2,200	34,320

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Strongbridge Biopharma PLC (a) (b)	2,400	$17,400
Syndax Pharmaceuticals, Inc. (a)	800	7,008
Synergy Pharmaceuticals, Inc. (a) (b)	23,818	53,114
Syros Pharmaceuticals, Inc. (a) (b)	900	8,757
TESARO, Inc. (a) (b)	3,627	300,569
TG Therapeutics, Inc. (a) (b)	4,900	40,180
Tocagen, Inc. (a)	1,700	17,425
Trevena, Inc. (a)	4,000	6,400
Ultragenyx Pharmaceutical, Inc. (a) (b)	3,765	174,621
United Therapeutics Corp. (a)	4,129	610,886
Vanda Pharmaceuticals, Inc. (a)	4,200	63,840
VBI Vaccines, Inc. (a)	4,400	18,788
Veracyte, Inc. (a)	2,300	15,019
Versartis, Inc. (a)	2,400	5,280
Voyager Therapeutics, Inc. (a) (b)	2,000	33,200
vTv Therapeutics, Inc. Class A (a)	500	3,005
XBiotech, Inc. (a)	1,000	3,940
Xencor, Inc. (a)	3,685	80,775
ZIOPHARM Oncology, Inc. (a) (b)	12,600	52,164

		20,838,730

BUILDING PRODUCTS — 1.1%
AAON, Inc	4,000	146,800
Advanced Drainage Systems, Inc	3,400	81,090
American Woodmark Corp. (a)	1,359	177,010
Apogee Enterprises, Inc.	2,709	123,883
Armstrong Flooring, Inc. (a)	2,077	35,143
Armstrong World Industries, Inc. (a)	4,255	257,640
Builders FirstSource, Inc. (a)	10,600	230,974
Caesarstone, Ltd. (a)	2,127	46,794
Continental Building Products, Inc. (a)	3,600	101,340
CSW Industrials, Inc. (a)	1,437	66,030
Gibraltar Industries, Inc. (a)	3,000	99,000
Griffon Corp.	2,800	56,980
Insteel Industries, Inc.	1,700	48,144
JELD-WEN Holding, Inc. (a)	6,500	255,905
Lennox International, Inc	3,671	764,522
Masonite International Corp. (a)	2,693	199,686
NCI Building Systems, Inc. (a)	3,828	73,880
Owens Corning	10,736	987,068
Patrick Industries, Inc. (a)	2,300	159,735
PGT Innovations, Inc. (a)	4,600	77,510
Ply Gem Holdings, Inc. (a)	2,100	38,850
Quanex Building Products Corp.	3,268	76,471
Simpson Manufacturing Co., Inc.	4,000	229,640
Trex Co., Inc. (a)	2,799	303,384
Universal Forest Products, Inc.	5,709	214,773
USG Corp. (a)	8,200	316,192

		5,168,444

CAPITAL MARKETS — 2.3%
Arlington Asset Investment Corp. Class A (b)	2,600	30,628
Artisan Partners Asset Management, Inc. Class A	4,355	172,022
Associated Capital Group, Inc. Class A (b)	333	11,355
B. Riley Financial, Inc. (b)	2,034	36,815
BGC Partners, Inc. Class A	22,400	338,464
Cohen & Steers, Inc.	2,009	95,006
Cowen, Inc. (a) (b)	2,450	33,443
Diamond Hill Investment Group, Inc.	303	62,618
Donnelley Financial Solutions, Inc. (a)	3,212	62,602
Eaton Vance Corp.	10,856	612,170
Evercore, Inc. Class A	3,643	327,870
FactSet Research Systems, Inc. (b)	3,689	711,092
Federated Investors, Inc. Class B (b)	9,100	328,328
Financial Engines, Inc.	5,595	169,529
GAIN Capital Holdings, Inc. (b)	3,300	33,000
GAMCO Investors, Inc. Class A	333	9,873
Greenhill & Co., Inc. (b)	2,317	45,182
Hamilton Lane, Inc. Class A	1,400	49,546
Houlihan Lokey, Inc.	2,600	118,118
Interactive Brokers Group, Inc. Class A	6,700	396,707
INTL. FCStone, Inc. (a)	1,500	63,795
Investment Technology Group, Inc.	3,200	61,600
Ladenburg Thalmann Financial Services, Inc.	11,300	35,708
Lazard, Ltd. Class A	11,302	593,355
Legg Mason, Inc.	7,900	331,642
LPL Financial Holdings, Inc.	8,550	488,547
MarketAxess Holdings, Inc.	3,543	714,800
Medley Management, Inc. Class A	300	1,950
Moelis & Co. Class A	3,000	145,500
Morningstar, Inc.	1,792	173,770
MSCI, Inc.	8,592	1,087,232
OM Asset Management PLC	7,200	120,600
Oppenheimer Holdings, Inc. Class A	1,100	29,480
Piper Jaffray Cos	1,400	120,750
PJT Partners, Inc. Class A	1,769	80,666
Pzena Investment Management, Inc. Class A	1,600	17,072
Safeguard Scientifics, Inc. (a)	1,900	21,280
SEI Investments Co.	12,936	929,581
Silvercrest Asset Management Group, Inc. Class A	400	6,420
Stifel Financial Corp.	6,354	378,444
TD Ameritrade Holding Corp.	24,484	1,251,867

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Virtu Financial, Inc. Class A (b)	2,400	$43,920
Virtus Investment Partners, Inc.	646	74,322
Waddell & Reed Financial, Inc. Class A (b)	7,839	175,123
Westwood Holdings Group, Inc.	780	51,644
WisdomTree Investments, Inc.	11,100	139,305

		10,782,741

CHEMICALS — 2.7%
A Schulman, Inc.	2,790	103,928
Advanced Emissions Solutions, Inc. (b)	1,500	14,490
AdvanSix, Inc. (a)	2,900	122,003
AgroFresh Solutions, Inc. (a)	2,100	15,540
American Vanguard Corp.	2,752	54,077
Ashland Global Holdings, Inc.	6,017	428,410
Axalta Coating Systems, Ltd. (a)	20,502	663,445
Balchem Corp.	3,044	245,346
Cabot Corp.	5,888	362,642
Calgon Carbon Corp.	4,800	102,240
Celanese Corp. Series A	13,067	1,399,214
Chase Corp.	733	88,327
Chemours Co.	17,800	891,068
Codexis, Inc. (a)	4,500	37,575
Core Molding Technologies, Inc.	700	15,190
Ferro Corp. (a)	8,009	188,932
Flotek Industries, Inc. (a) (b)	5,300	24,698
FutureFuel Corp.	2,400	33,816
GCP Applied Technologies, Inc. (a)	6,897	220,014
Hawkins, Inc.	900	31,680
HB Fuller Co.	4,799	258,522
Huntsman Corp.	19,400	645,826
Ingevity Corp. (a)	4,038	284,558
Innophos Holdings, Inc.	1,900	88,787
Innospec, Inc.	2,317	163,580
Intrepid Potash, Inc. (a) (b)	9,100	43,316
KMG Chemicals, Inc.	1,300	85,904
Koppers Holdings, Inc. (a)	2,000	101,800
Kraton Corp. (a)	2,900	139,693
Kronos Worldwide, Inc.	2,200	56,694
LSB Industries, Inc. (a) (b)	2,100	18,396
Minerals Technologies, Inc.	3,343	230,166
NewMarket Corp.	710	282,147
Olin Corp.	16,000	569,280
OMNOVA Solutions, Inc. (a)	4,100	41,000
Platform Specialty Products Corp. (a)	21,300	211,296
PolyOne Corp.	7,733	336,385
PQ Group Holdings, Inc. (a)	2,800	46,060
Quaker Chemical Corp.	1,230	185,472
Rayonier Advanced Materials, Inc.	4,100	83,845
RPM International, Inc.	12,685	664,948
Scotts Miracle-Gro Co.	4,133	442,190
Sensient Technologies Corp.	4,219	308,620
Stepan Co.	1,882	148,622
Trecora Resources (a)	1,900	25,650
Tredegar Corp.	2,507	48,134
Trinseo SA	4,274	310,292
Tronox, Ltd. Class A	8,669	177,801
Valhi, Inc.	2,400	14,808
Valvoline, Inc.	19,794	496,038
Westlake Chemical Corp.	3,459	368,487
WR Grace & Co.	6,576	461,175

		12,382,127

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	5,400	203,688
ACCO Brands Corp. (a)	10,116	123,415
Advanced Disposal Services, Inc. (a)	4,200	100,548
Aqua Metals, Inc. (a) (b)	1,200	2,556
ARC Document Solutions, Inc. (a)	2,500	6,375
Brady Corp. Class A	4,500	170,550
Brink’s Co.	4,354	342,660
Casella Waste Systems, Inc. Class A (a)	3,800	87,476
CECO Environmental Corp.	2,156	11,060
Clean Harbors, Inc. (a)	5,044	273,385
Copart, Inc. (a)	19,176	828,211
Covanta Holding Corp.	11,200	189,280
Deluxe Corp.	4,681	359,688
Ennis, Inc.	2,600	53,950
Essendant, Inc.	4,149	38,461
Healthcare Services Group, Inc.	6,765	356,651
Heritage-Crystal Clean, Inc. (a)	1,600	34,800
Herman Miller, Inc.	5,700	228,285
HNI Corp.	4,189	161,570
Hudson Technologies, Inc. (a) (b)	3,500	21,245
InnerWorkings, Inc. (a)	4,400	44,132
Interface, Inc.	5,700	143,355
KAR Auction Services, Inc.	13,102	661,782
Kimball International, Inc. Class B	3,500	65,345
Knoll, Inc.	4,590	105,754
LSC Communications, Inc.	3,312	50,177
Matthews International Corp. Class A	3,031	160,037
McGrath RentCorp	2,200	103,356
Mobile Mini, Inc.	4,200	144,900
MSA Safety, Inc.	3,221	249,692
Multi-Color Corp.	1,321	98,877
NL Industries, Inc. (a)	600	8,550
Pitney Bowes, Inc.	18,000	201,240
Quad/Graphics, Inc.	3,000	67,800
Rollins, Inc. (b)	9,263	431,007
RR Donnelley & Sons Co. (b)	6,733	62,617
SP Plus Corp. (a)	1,700	63,070
Steelcase, Inc. Class A	8,100	123,120
Team, Inc. (a) (b)	2,800	41,720
Tetra Tech, Inc.	5,380	259,047
UniFirst Corp.	1,508	248,669
US Ecology, Inc.	2,096	106,896
Viad Corp.	1,954	108,252

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
VSE Corp.	880	$42,618

		7,185,867

COMMUNICATIONS EQUIPMENT — 1.5%
Acacia Communications, Inc. (a)	1,800	65,214
ADTRAN, Inc.	4,700	90,945
Aerohive Networks, Inc. (a)	3,100	18,073
Applied Optoelectronics, Inc. (a)	1,800	68,076
Arista Networks, Inc. (a)	5,089	1,198,867
ARRIS International PLC (a)	17,053	438,092
CalAmp Corp. (a)	3,300	70,719
Calix, Inc. (a)	4,100	24,395
Ciena Corp. (a)	13,499	282,534
Clearfield, Inc. (a)	1,100	13,475
CommScope Holding Co., Inc. (a)	18,234	689,792
Comtech Telecommunications Corp.	2,200	48,664
Digi International, Inc. (a)	2,500	23,875
EchoStar Corp. Class A (a)	4,521	270,808
EMCORE Corp. (a)	2,600	16,770
Extreme Networks, Inc. (a)	10,700	133,964
Finisar Corp. (a) (b)	10,900	221,815
Harmonic, Inc. (a)	7,600	31,920
Infinera Corp. (a) (b)	14,100	89,253
InterDigital, Inc.	3,338	254,189
KVH Industries, Inc. (a)	1,166	12,068
Lumentum Holdings, Inc. (a) (b)	5,900	288,510
NETGEAR, Inc. (a)	3,000	176,250
NetScout Systems, Inc. (a)	8,100	246,645
Oclaro, Inc. (a)	15,900	107,166
Palo Alto Networks, Inc. (a)	8,584	1,244,165
Plantronics, Inc.	3,148	158,596
Quantenna Communications, Inc. (a) (b)	2,500	30,500
Ribbon Communications, Inc. (a)	4,600	35,558
Ubiquiti Networks, Inc. (a) (b)	2,156	153,119
ViaSat, Inc. (a) (b)	5,111	382,558
Viavi Solutions, Inc. (a)	22,000	192,280

		7,078,855

CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	15,059	559,442
Aegion Corp. (a)	3,100	78,833
Ameresco, Inc. Class A (a)	1,800	15,480
Argan, Inc.	1,344	60,480
Chicago Bridge & Iron Co. NV	9,657	155,864
Comfort Systems USA, Inc.	3,543	154,652
Dycom Industries, Inc. (a)	2,852	317,798
EMCOR Group, Inc.	5,653	462,133
Granite Construction, Inc.	3,811	241,732
Great Lakes Dredge & Dock Corp. (a)	5,400	29,160
HC2 Holdings, Inc. (a)	4,800	28,560
IES Holdings, Inc. (a)	600	10,350
KBR, Inc.	13,488	267,467
Layne Christensen Co. (a) (b)	1,700	21,335
MasTec, Inc. (a)	6,400	313,280
MYR Group, Inc. (a)	1,500	53,595
Northwest Pipe Co. (a)	700	13,398
NV5 Global, Inc. (a)	800	43,320
Orion Group Holdings, Inc. (a)	2,200	17,226
Primoris Services Corp.	3,786	102,941
Sterling Construction Co., Inc. (a)	2,500	40,700
Tutor Perini Corp. (a)	3,600	91,260
Valmont Industries, Inc.	2,170	359,895

		3,438,901

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,478	507,358
Forterra, Inc. (a) (b)	1,800	19,980
Summit Materials, Inc. Class A (a) (b)	10,652	334,901
United States Lime & Minerals, Inc.	221	17,039
US Concrete, Inc. (a) (b)	1,540	128,821

		1,008,099

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	42,702	1,245,190
Credit Acceptance Corp. (a)	1,067	345,153
Elevate Credit, Inc. (a) (b)	1,700	12,801
Encore Capital Group, Inc. (a)	2,292	96,493
Enova International, Inc. (a)	3,200	48,640
EZCORP, Inc. Class A (a)	4,800	58,560
FirstCash, Inc.	4,478	302,041
Green Dot Corp. Class A (a)	4,400	265,144
LendingClub Corp. (a)	31,333	129,405
Nelnet, Inc. Class A	1,814	99,371
OneMain Holdings, Inc. (a)	6,062	157,552
PRA Group, Inc. (a) (b)	4,314	143,225
Regional Management Corp. (a)	1,200	31,572
Santander Consumer USA Holdings, Inc.	14,300	266,266
SLM Corp. (a)	41,800	472,340
World Acceptance Corp. (a) (b)	531	42,862

		3,716,615

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	5,943	512,762
Ardagh Group SA	1,800	37,980
Bemis Co., Inc.	8,740	417,684
Berry Global Group, Inc. (a)	12,525	734,842
Crown Holdings, Inc. (a)	12,479	701,944
Graphic Packaging Holding Co.	29,742	459,514
Greif, Inc. Class A	2,400	145,392
Greif, Inc. Class B	500	34,675
Myers Industries, Inc.	2,500	48,750
Owens-Illinois, Inc. (a)	15,628	346,473
Silgan Holdings, Inc.	7,168	210,667
Sonoco Products Co.	9,491	504,352

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
UFP Technologies, Inc. (a)	600	$16,680

		4,171,715

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	4,352	137,436
Funko, Inc. Class A (a)	1,600	10,640
Pool Corp.	3,757	487,095
Weyco Group, Inc.	543	16,138

		651,309

DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc.	5,800	243,890
American Public Education, Inc. (a)	1,700	42,585
Ascent Capital Group, Inc. Class A (a)	800	9,192
Bridgepoint Education, Inc. (a)	1,400	11,620
Bright Horizons Family Solutions, Inc. (a)	5,122	481,468
Cambium Learning Group, Inc. (a)	1,000	5,680
Capella Education Co.	1,100	85,140
Career Education Corp. (a)	6,500	78,520
Carriage Services, Inc.	1,400	35,994
Chegg, Inc. (a) (b)	9,100	148,512
Collectors Universe, Inc.	700	20,048
Graham Holdings Co. Class B	443	247,349
Grand Canyon Education, Inc. (a)	4,530	405,571
Houghton Mifflin Harcourt Co. (a)	9,900	92,070
K12, Inc. (a)	3,700	58,830
Laureate Education, Inc. Class A (a)	5,300	71,868
Liberty Tax, Inc.	400	4,400
Regis Corp. (a)	3,407	52,332
Service Corp. International	17,600	656,832
ServiceMaster Global Holdings, Inc. (a)	13,012	667,125
Sotheby’s (a)	3,609	186,224
Strayer Education, Inc.	1,014	90,834
Weight Watchers International, Inc. (a)	2,700	119,556

		3,815,640

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Cannae Holdings, Inc. (a)	5,900	100,477
Marlin Business Services Corp.	800	17,920
On Deck Capital, Inc. (a)	4,700	26,978
Tiptree, Inc.	1,800	10,710
Voya Financial, Inc.	17,350	858,305

		1,014,390

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	999	55,205
Cincinnati Bell, Inc. (a)	4,013	83,671
Cogent Communications Holdings, Inc.	3,996	181,019
Consolidated Communications Holdings, Inc.	6,249	76,175
Frontier Communications Corp. (b)	7,557	51,085
General Communication, Inc. Class A (a)	2,600	101,452
Globalstar, Inc. (a) (b)	54,544	71,453
Hawaiian Telcom Holdco, Inc. (a)	600	18,516
IDT Corp. Class B (a)	1,700	18,020
Intelsat SA (a)	2,647	8,973
Iridium Communications, Inc. (a)	8,019	94,624
Ooma, Inc. (a)	1,600	19,120
ORBCOMM, Inc. (a)	6,500	66,170
pdvWireless, Inc. (a) (b)	1,000	32,100
Straight Path Communications, Inc. Class B (a)	955	173,610
Vonage Holdings Corp. (a)	19,700	200,349
Windstream Holdings, Inc.	17,511	32,395
Zayo Group Holdings, Inc. (a)	17,924	659,603

		1,943,540

ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	4,922	366,000
Avangrid, Inc. (b)	5,500	278,190
El Paso Electric Co.	3,863	213,817
Genie Energy, Ltd. Class B	800	3,488
Great Plains Energy, Inc.	20,863	672,623
Hawaiian Electric Industries, Inc.	10,431	377,081
IDACORP, Inc.	4,799	438,437
MGE Energy, Inc.	3,362	212,142
OGE Energy Corp.	19,283	634,603
Otter Tail Corp.	3,776	167,843
PNM Resources, Inc.	7,651	309,483
Portland General Electric Co.	8,567	390,484
Spark Energy, Inc. Class A	800	9,920
Westar Energy, Inc.	13,714	724,099

		4,798,210

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	662	21,905
Atkore International Group, Inc. (a)	3,200	68,640
AZZ, Inc.	2,540	129,794
Babcock & Wilcox Enterprises, Inc. (a) (b)	4,487	25,486
Encore Wire Corp.	1,954	95,062
Energous Corp. (a) (b)	1,300	25,285
EnerSys	4,141	288,338
Generac Holdings, Inc. (a)	5,849	289,642
General Cable Corp.	4,700	139,120
Hubbell, Inc.	5,229	707,693
LSI Industries, Inc.	1,800	12,384
Plug Power, Inc. (a) (b)	21,900	51,684
Powell Industries, Inc.	1,000	28,650
Preformed Line Products Co.	300	21,315
Regal Beloit Corp.	4,276	327,542

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Revolution Lighting Technologies, Inc. (a) (b)	900	$2,961
Sensata Technologies Holding NV (a) (b)	16,334	834,831
Sunrun, Inc. (a) (b)	8,200	48,380
Thermon Group Holdings, Inc. (a)	3,100	73,377
TPI Composites, Inc. (a)	1,000	20,460
Vicor Corp. (a)	1,570	32,813
Vivint Solar, Inc. (a) (b)	2,600	10,530

		3,255,892

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Akoustis Technologies, Inc. (a) (b)	600	3,738
Anixter International, Inc. (a)	2,786	211,736
Arrow Electronics, Inc. (a)	8,512	684,450
Avnet, Inc.	11,530	456,819
AVX Corp.	4,400	76,120
Badger Meter, Inc.	2,676	127,913
Bel Fuse, Inc. Class B	900	22,657
Belden, Inc.	4,063	313,542
Benchmark Electronics, Inc. (a)	4,780	139,098
CDW Corp.	14,459	1,004,756
Cognex Corp.	16,016	979,538
Coherent, Inc. (a)	2,394	675,635
Control4 Corp. (a)	2,412	71,781
CTS Corp.	3,100	79,825
Daktronics, Inc.	3,945	36,018
Dolby Laboratories, Inc. Class A	5,279	327,298
Electro Scientific Industries, Inc. (a)	3,292	70,547
ePlus, Inc. (a)	1,260	94,752
Fabrinet (a)	3,500	100,450
FARO Technologies, Inc. (a)	1,600	75,200
Fitbit, Inc. Class A (a)	18,609	106,257
II-VI, Inc. (a)	5,784	271,559
Insight Enterprises, Inc. (a)	3,452	132,177
IPG Photonics Corp. (a)	3,473	743,673
Iteris, Inc. (a)	2,300	16,031
Itron, Inc. (a)	3,299	224,992
Jabil, Inc.	16,600	435,750
KEMET Corp. (a)	5,300	79,818
Keysight Technologies, Inc. (a)	17,861	743,018
Kimball Electronics, Inc. (a)	2,544	46,428
Knowles Corp. (a)	8,468	124,141
Littelfuse, Inc.	2,134	422,148
Maxwell Technologies, Inc. (a) (b)	3,500	20,160
Mesa Laboratories, Inc.	282	35,053
Methode Electronics, Inc.	3,449	138,305
MicroVision, Inc. (a) (b)	5,700	9,291
MTS Systems Corp.	1,643	88,229
Napco Security Technologies, Inc. (a)	800	7,000
National Instruments Corp.	10,293	428,498
Novanta, Inc. (a)	3,100	155,000
OSI Systems, Inc. (a)	1,697	109,253
Park Electrochemical Corp.	1,800	35,370
PC Connection, Inc.	1,100	28,831
PCM, Inc. (a)	700	6,930
Plexus Corp. (a)	3,200	194,304
Radisys Corp. (a)	2,100	2,110
Rogers Corp. (a)	1,721	278,664
Sanmina Corp. (a)	6,910	228,030
ScanSource, Inc. (a)	2,409	86,242
SYNNEX Corp.	2,749	373,726
Systemax, Inc.	1,100	36,597
Tech Data Corp. (a)	3,339	327,122
Trimble, Inc. (a)	24,181	982,716
TTM Technologies, Inc. (a)	8,900	139,463
Universal Display Corp. (b)	4,024	694,744
VeriFone Systems, Inc. (a)	10,728	189,993
Vishay Intertechnology, Inc. (b)	12,700	263,525
Vishay Precision Group, Inc. (a)	1,100	27,665
Zebra Technologies Corp. Class A (a)	5,000	519,000

		14,303,686

ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	6,700	70,350
Basic Energy Services, Inc. (a)	1,700	39,899
Bristow Group, Inc.	3,100	41,757
C&J Energy Services, Inc. (a)	4,483	150,046
CARBO Ceramics, Inc. (a) (b)	2,231	22,712
Diamond Offshore Drilling, Inc. (a) (b)	6,200	115,258
Dril-Quip, Inc. (a)	3,675	175,298
Ensco PLC Class A	40,980	242,192
Era Group, Inc. (a)	1,900	20,425
Exterran Corp. (a)	3,100	97,464
Fairmount Santrol Holdings, Inc. (a) (b)	14,900	77,927
Forum Energy Technologies, Inc. (a)	7,739	120,341
Frank’s International NV	4,800	31,920
Geospace Technologies Corp. (a)	1,000	12,970
Gulf Island Fabrication, Inc.	1,300	17,453
Helix Energy Solutions Group, Inc. (a)	13,509	101,858
Independence Contract Drilling, Inc. (a)	2,500	9,950
Keane Group, Inc. (a) (b)	3,800	72,238
Key Energy Services, Inc. (a)	700	8,253
Mammoth Energy Services, Inc. (a)	800	15,704
Matrix Service Co. (a)	2,500	44,500
McDermott International, Inc. (a)	27,200	178,976
Nabors Industries, Ltd.	29,699	202,844
Natural Gas Services Group, Inc. (a)	1,400	36,680
NCS Multistage Holdings, Inc. (a) (b)	800	11,792
Newpark Resources, Inc. (a)	8,100	69,660
Noble Corp. PLC (a) (b)	23,400	105,768

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Oceaneering International, Inc.	9,481	$200,428
Oil States International, Inc. (a)	4,867	137,736
Parker Drilling Co. (a)	9,800	9,800
Patterson-UTI Energy, Inc.	20,200	464,802
PHI, Inc. NVDR (a)	1,100	12,727
Pioneer Energy Services Corp. (a)	7,300	22,265
ProPetro Holding Corp. (a)	5,500	110,880
Ranger Energy Services, Inc. (a)	400	3,692
RigNet, Inc. (a)	1,300	19,435
Rowan Cos. PLC Class A (a)	11,212	175,580
RPC, Inc. (b)	5,632	143,785
SEACOR Holdings, Inc. (a)	1,568	72,473
SEACOR Marine Holdings, Inc. (a)	1,573	18,404
Select Energy Services, Inc. Class A (a)	2,600	47,424
Smart Sand, Inc. (a) (b)	2,100	18,186
Solaris Oilfield Infrastructure, Inc. Class A (a) (b)	1,700	36,397
Superior Energy Services, Inc. (a)	14,600	140,598
TETRA Technologies, Inc. (a)	11,018	47,047
Transocean, Ltd. (a) (b)	37,900	404,772
Unit Corp. (a)	4,948	108,856
US Silica Holdings, Inc. (b)	7,788	253,577
Weatherford International PLC (a)	85,137	355,021
Willbros Group, Inc. (a)	2,600	3,692

		4,901,812

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexander & Baldwin, Inc.	4,518	125,329
Altisource Residential Corp. REIT	4,727	56,062
Armada Hoffler Properties, Inc. REIT	4,300	66,779
Bluerock Residential Growth REIT, Inc.	2,200	22,242
CareTrust REIT, Inc.	7,200	120,672
CatchMark Timber Trust, Inc. Class A REIT	4,200	55,146
Chatham Lodging Trust REIT	4,283	97,481
City Office REIT, Inc.	2,800	36,428
Clipper Realty, Inc. REIT	1,500	14,985
Colony NorthStar, Inc. Class A REIT	52,018	593,525
Community Healthcare Trust, Inc. REIT	1,600	44,960
CoreCivic, Inc. REIT	11,325	254,812
CorEnergy Infrastructure Trust, Inc. REIT	1,160	44,312
CoreSite Realty Corp. REIT	3,242	369,264
CyrusOne, Inc. REIT	8,746	520,649
Empire State Realty Trust, Inc. Class A REIT	12,424	255,065
EPR Properties REIT	6,049	395,968
Farmland Partners, Inc. REIT (b)	3,000	26,040
Four Corners Property Trust, Inc. REIT	5,909	151,861
Gaming and Leisure Properties, Inc. REIT	19,396	717,652
GEO Group, Inc. REIT	11,700	276,120
Getty Realty Corp. REIT	3,005	81,616
Gladstone Commercial Corp. REIT	2,600	54,756
Global Medical REIT, Inc. (b)	1,300	10,660
Global Net Lease, Inc. REIT	6,541	134,614
Government Properties Income Trust REIT	9,057	167,917
Gramercy Property Trust REIT	15,280	407,365
Healthcare Trust of America, Inc. Class A REIT	19,566	587,763
InfraREIT, Inc. (a)	4,100	76,178
Investors Real Estate Trust	11,600	65,888
iStar, Inc. (a)	6,300	71,190
Jernigan Capital, Inc. REIT (b)	1,300	24,713
Lamar Advertising Co. Class A REIT	7,967	591,470
Lexington Realty Trust REIT	20,800	200,720
MedEquities Realty Trust, Inc. REIT	2,700	30,294
Medical Properties Trust, Inc. REIT	35,077	483,361
Monmouth Real Estate Investment Corp.	6,779	120,666
National Health Investors, Inc. REIT	3,890	293,228
National Retail Properties, Inc. REIT	14,600	629,698
New Senior Investment Group, Inc. REIT	7,900	59,724
Omega Healthcare Investors, Inc. REIT	18,832	518,633
One Liberty Properties, Inc.	1,500	38,880
Outfront Media, Inc. REIT	13,367	310,114
Physicians Realty Trust REIT	17,300	311,227
Potlatch Corp. REIT	3,900	194,610
Preferred Apartment Communities, Inc. Class A	3,500	70,875
QTS Realty Trust, Inc. Class A REIT	4,748	257,152
Rayonier, Inc. REIT	12,362	391,010
Sabra Health Care REIT, Inc.	16,996	319,015
Select Income REIT	6,100	153,293
Spirit Realty Capital, Inc. REIT	43,977	377,323
STAG Industrial, Inc. REIT	9,050	247,337
STORE Capital Corp. REIT (b)	16,495	429,530
Terreno Realty Corp.	5,171	181,295
UMH Properties, Inc.	3,000	44,700
Uniti Group, Inc. REIT (a) (b)	16,000	284,640
Urstadt Biddle Properties, Inc. Class A REIT	2,842	61,785
VEREIT, Inc.	94,294	734,550
Whitestone REIT (b)	3,600	51,876

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
WP Carey, Inc. REIT	10,202	$702,918

		14,017,936

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	2,585	80,523
Casey’s General Stores, Inc. (b)	3,669	410,708
Chefs’ Warehouse, Inc. (a) (b)	1,900	38,950
Ingles Markets, Inc. Class A	1,400	48,440
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	500	4,465
Performance Food Group Co. (a)	8,657	286,547
PriceSmart, Inc.	2,091	180,035
Rite Aid Corp. (a) (b)	101,510	199,975
Smart & Final Stores, Inc. (a)	2,195	18,767
SpartanNash Co.	3,500	93,380
Sprouts Farmers Market, Inc. (a)	12,575	306,201
SUPERVALU, Inc. (a)	3,642	78,667
United Natural Foods, Inc. (a)	4,848	238,861
US Foods Holding Corp. (a)	19,728	629,915
Village Super Market, Inc. Class A	769	17,633
Weis Markets, Inc.	915	37,872

		2,670,939

FOOD PRODUCTS — 1.8%
Alico, Inc.	200	5,900
Amplify Snack Brands, Inc. (a) (b)	3,547	42,599
B&G Foods, Inc. (b)	6,300	221,445
Blue Buffalo Pet Products, Inc. (a) (b)	8,992	294,848
Bob Evans Farms, Inc.	1,949	153,620
Bunge, Ltd.	13,528	907,458
Calavo Growers, Inc. (b)	1,542	130,145
Cal-Maine Foods, Inc. (a) (b)	2,800	124,460
Darling Ingredients, Inc. (a)	15,700	284,641
Dean Foods Co.	8,700	100,572
Farmer Brothers Co. (a)	850	27,327
Flowers Foods, Inc.	17,031	328,869
Fresh Del Monte Produce, Inc.	3,134	149,398
Freshpet, Inc. (a) (b)	2,400	45,480
Hain Celestial Group, Inc. (a)	9,779	414,532
Hostess Brands, Inc. (a) (b)	7,700	114,037
Ingredion, Inc.	6,852	957,910
J&J Snack Foods Corp.	1,440	218,635
John B Sanfilippo & Son, Inc.	778	49,208
Lamb Weston Holdings, Inc.	14,100	795,945
Lancaster Colony Corp.	1,776	229,477
Landec Corp. (a)	2,600	32,760
Lifeway Foods, Inc. (a)	200	1,600
Limoneira Co.	1,200	26,880
Pilgrim’s Pride Corp. (a) (b)	5,100	158,406
Pinnacle Foods, Inc.	11,410	678,553
Post Holdings, Inc. (a)	6,306	499,624
Sanderson Farms, Inc. (b)	1,973	273,813
Seaboard Corp.	25	110,250
Seneca Foods Corp. Class A (a)	549	16,882
Snyder’s-Lance, Inc.	8,272	414,262
Tootsie Roll Industries, Inc. (b)	1,636	59,550
TreeHouse Foods, Inc. (a)	5,339	264,067

		8,133,153

GAS UTILITIES — 1.0%
Atmos Energy Corp.	9,929	852,802
Chesapeake Utilities Corp.	1,538	120,810
National Fuel Gas Co. (b)	7,763	426,266
New Jersey Resources Corp.	8,238	331,167
Northwest Natural Gas Co.	2,760	164,634
ONE Gas, Inc.	4,987	365,348
RGC Resources, Inc.	500	13,540
South Jersey Industries, Inc.	7,662	239,284
Southwest Gas Holdings, Inc.	4,539	365,299
Spire, Inc.	4,539	341,106
UGI Corp.	16,653	781,858
WGL Holdings, Inc.	4,883	419,157

		4,421,271

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abaxis, Inc.	2,100	103,992
ABIOMED, Inc. (a)	3,979	745,704
Accuray, Inc. (a) (b)	7,800	33,540
Analogic Corp.	1,235	103,431
AngioDynamics, Inc. (a)	3,500	58,205
Anika Therapeutics, Inc. (a)	1,347	72,617
Antares Pharma, Inc. (a) (b)	16,100	32,039
AtriCure, Inc. (a)	3,100	56,544
Atrion Corp.	134	84,500
AxoGen, Inc. (a)	2,600	73,580
Cantel Medical Corp.	3,489	358,913
Cardiovascular Systems, Inc. (a)	3,250	76,993
Cerus Corp. (a) (b)	10,900	36,842
ConforMIS, Inc. (a)	2,900	6,902
CONMED Corp.	2,601	132,573
Corindus Vascular Robotics, Inc. (a) (b)	7,500	7,575
CryoLife, Inc. (a)	3,100	59,365
Cutera, Inc. (a)	1,300	58,955
DexCom, Inc. (a) (b)	8,213	471,344
Endologix, Inc. (a) (b)	7,923	42,388
Entellus Medical, Inc. (a)	1,200	29,268
Exactech, Inc. (a)	1,000	49,450
FONAR Corp. (a)	600	14,610
GenMark Diagnostics, Inc. (a) (b)	4,900	20,433
Glaukos Corp. (a)	2,768	70,999
Globus Medical, Inc. Class A (a) (b)	6,758	277,754
Haemonetics Corp. (a)	5,090	295,627
Halyard Health, Inc. (a)	4,500	207,810
Heska Corp. (a)	602	48,286
Hill-Rom Holdings, Inc.	6,376	537,433
ICU Medical, Inc. (a)	1,438	310,608
Inogen, Inc. (a)	1,651	196,601
Insulet Corp. (a)	5,600	386,400
Integer Holdings Corp. (a)	2,992	135,538
Integra LifeSciences Holdings Corp. (a)	6,054	289,745

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Invacare Corp.	3,100	$52,235
iRhythm Technologies, Inc. (a)	1,400	78,470
K2M Group Holdings, Inc. (a)	4,000	72,000
Lantheus Holdings, Inc. (a)	2,900	59,305
LeMaitre Vascular, Inc.	1,400	44,576
LivaNova PLC (a)	4,650	371,628
Masimo Corp. (a)	4,268	361,926
Meridian Bioscience, Inc.	4,000	56,000
Merit Medical Systems, Inc. (a)	4,700	203,040
Natus Medical, Inc. (a)	2,934	112,079
Neogen Corp. (a)	3,591	295,216
Nevro Corp. (a)	2,697	186,201
Novocure, Ltd. (a)	5,555	112,211
NuVasive, Inc. (a)	4,880	285,431
NxStage Medical, Inc. (a)	6,200	150,226
Obalon Therapeutics, Inc. (a)	600	3,966
OraSure Technologies, Inc. (a)	5,400	101,844
Orthofix International NV (a)	1,686	92,224
OrthoPediatrics Corp. (a)	400	7,676
Oxford Immunotec Global PLC (a)	2,400	33,528
Penumbra, Inc. (a)	2,787	262,257
Pulse Biosciences, Inc. (a) (b)	1,100	25,960
Quidel Corp. (a)	2,700	117,045
Quotient, Ltd. (a) (b)	1,900	9,405
Rockwell Medical, Inc. (a) (b)	5,300	30,846
RTI Surgical, Inc. (a)	5,200	21,320
Sientra, Inc. (a)	1,400	19,684
STAAR Surgical Co. (a)	3,900	60,450
STERIS PLC	8,121	710,344
Surmodics, Inc. (a)	1,400	39,200
Tactile Systems Technology, Inc. (a) (b)	1,200	34,776
Teleflex, Inc.	4,335	1,078,635
Utah Medical Products, Inc.	337	27,432
Varex Imaging Corp. (a)	3,600	144,612
ViewRay, Inc. (a) (b)	2,900	26,854
Viveve Medical, Inc. (a) (b)	1,000	4,970
West Pharmaceutical Services, Inc.	7,113	701,840
Wright Medical Group NV (a)	10,009	222,200

		11,704,176

HEALTH CARE PROVIDERS & SERVICES — 1.3%
AAC Holdings, Inc. (a)	1,100	9,900
Acadia Healthcare Co., Inc. (a)	7,582	247,401
Aceto Corp.	2,900	29,957
Addus HomeCare Corp. (a)	767	26,692
Almost Family, Inc. (a)	1,185	65,590
Amedisys, Inc. (a)	2,705	142,581
American Renal Associates Holdings, Inc. (a)	700	12,180
AMN Healthcare Services, Inc. (a)	4,548	223,989
BioScrip, Inc. (a) (b)	12,800	37,248
BioTelemetry, Inc. (a)	3,000	89,700
Brookdale Senior Living, Inc. (a)	17,762	172,291
Capital Senior Living Corp. (a)	2,300	31,027
Chemed Corp. (b)	1,543	374,980
Civitas Solutions, Inc. (a)	1,500	25,650
Community Health Systems, Inc. (a) (b)	9,167	39,051
CorVel Corp. (a)	894	47,293
Cross Country Healthcare, Inc. (a)	3,400	43,384
Diplomat Pharmacy, Inc. (a)	4,663	93,586
Encompass Health Corp.	9,412	465,047
Ensign Group, Inc.	4,570	101,454
Genesis Healthcare, Inc. (a) (b)	2,200	1,678
HealthEquity, Inc. (a)	4,763	222,242
Kindred Healthcare, Inc.	8,200	79,540
LHC Group, Inc. (a)	1,500	91,875
LifePoint Health, Inc. (a)	3,512	174,898
Magellan Health, Inc. (a)	2,285	220,617
MEDNAX, Inc. (a)	8,794	469,951
Molina Healthcare, Inc. (a)	4,254	326,197
National HealthCare Corp.	1,158	70,568
National Research Corp. Class A	1,000	37,300
Owens & Minor, Inc.	5,838	110,221
PetIQ, Inc. (a)	700	15,288
Premier, Inc. Class A (a)	5,445	158,939
Providence Service Corp. (a)	1,100	65,274
R1 RCM, Inc. (a)	9,600	42,336
RadNet, Inc. (a)	3,500	35,350
Select Medical Holdings Corp. (a)	10,300	181,795
Surgery Partners, Inc. (a) (b)	1,800	21,780
Teladoc, Inc. (a) (b)	5,192	180,941
Tenet Healthcare Corp. (a) (b)	7,769	117,778
Tivity Health, Inc. (a)	3,500	127,925
Triple-S Management Corp. Class B (a)	2,189	54,397
US Physical Therapy, Inc.	1,200	86,640
WellCare Health Plans, Inc. (a)	4,248	854,315

		6,026,846

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	17,434	253,665
athenahealth, Inc. (a)	3,804	506,084
Castlight Health, Inc. Class B (a) (b)	6,100	22,875
Computer Programs & Systems, Inc.	1,213	36,451
Cotiviti Holdings, Inc. (a)	3,500	112,735
Evolent Health, Inc. Class A (a) (b)	5,700	70,110
HealthStream, Inc. (a)	2,500	57,900
HMS Holdings Corp. (a)	8,041	136,295
Inovalon Holdings, Inc. Class A (a) (b)	6,100	91,500
Medidata Solutions, Inc. (a)	5,369	340,233
NantHealth, Inc. (a)	1,300	3,965
Omnicell, Inc. (a)	3,564	172,854
Quality Systems, Inc. (a)	5,100	69,258
Simulations Plus, Inc.	1,000	16,100

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a)	900	$25,245
Veeva Systems, Inc. Class A (a)	10,521	581,601
Vocera Communications, Inc. (a)	2,734	82,621

		2,579,492

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	23,395	999,902
Belmond, Ltd. Class A (a)	8,600	105,350
Biglari Holdings, Inc. (a)	96	39,782
BJ’s Restaurants, Inc.	1,906	69,378
Bloomin’ Brands, Inc.	8,900	189,926
Bojangles’, Inc. (a)	1,700	20,060
Boyd Gaming Corp.	8,000	280,400
Brinker International, Inc. (b)	4,430	172,061
Buffalo Wild Wings, Inc. (a)	1,526	238,590
Caesars Entertainment Corp. (a)	13,050	165,083
Carrols Restaurant Group, Inc. (a)	3,300	40,095
Century Casinos, Inc. (a)	1,600	14,608
Cheesecake Factory, Inc.	4,155	200,188
Choice Hotels International, Inc.	3,249	252,122
Churchill Downs, Inc.	1,288	299,718
Chuy’s Holdings, Inc. (a)	1,600	44,880
Cracker Barrel Old Country Store, Inc. (b)	1,835	291,563
Dave & Buster’s Entertainment, Inc. (a)	3,948	217,811
Del Frisco’s Restaurant Group, Inc. (a)	2,000	30,500
Del Taco Restaurants, Inc. (a)	3,500	42,420
Denny’s Corp. (a)	6,100	80,764
DineEquity, Inc. (b)	1,695	85,987
Domino’s Pizza, Inc. (b)	4,218	797,033
Drive Shack, Inc.	6,000	33,180
Dunkin’ Brands Group, Inc.	8,680	559,600
El Pollo Loco Holdings, Inc. (a)	1,900	18,810
Eldorado Resorts, Inc. (a) (b)	4,500	149,175
Empire Resorts, Inc. (a) (b)	200	5,400
Extended Stay America, Inc.	18,500	351,500
Fiesta Restaurant Group, Inc. (a) (b)	2,499	47,481
Fogo De Chao, Inc. (a)	700	8,120
Golden Entertainment, Inc. (a)	1,200	39,180
Habit Restaurants, Inc. Class A (a) (b)	1,900	18,145
Hilton Grand Vacations, Inc. (a)	6,641	278,590
Hyatt Hotels Corp. Class A (a)	4,429	325,709
ILG, Inc.	10,199	290,468
Inspired Entertainment, Inc. (a)	300	2,940
International Game Technology PLC	10,400	275,704
International Speedway Corp. Class A	2,306	91,894
J Alexander’s Holdings, Inc. (a)	1,269	12,309
Jack in the Box, Inc.	2,780	272,746
La Quinta Holdings, Inc. (a)	7,777	143,564
Las Vegas Sands Corp.	34,915	2,426,243
Lindblad Expeditions Holdings, Inc. (a)	1,900	18,601
Marcus Corp.	1,800	49,230
Marriott Vacations Worldwide Corp.	2,027	274,071
Monarch Casino & Resort, Inc. (a)	1,000	44,820
Nathan’s Famous, Inc.	300	22,650
Noodles & Co. (a) (b)	700	3,675
Papa John’s International, Inc. (b)	2,510	140,836
Penn National Gaming, Inc. (a)	8,100	253,773
Pinnacle Entertainment, Inc. (a)	5,100	166,923
Planet Fitness, Inc. Class A (a)	8,300	287,429
Potbelly Corp. (a)	2,200	27,060
RCI Hospitality Holdings, Inc.	700	19,586
Red Lion Hotels Corp. (a)	1,200	11,820
Red Robin Gourmet Burgers, Inc. (a)	1,236	69,710
Red Rock Resorts, Inc. Class A	6,586	222,212
Ruth’s Hospitality Group, Inc.	2,800	60,620
Scientific Games Corp. Class A (a)	5,100	261,630
SeaWorld Entertainment, Inc. (a) (b)	6,590	89,426
Shake Shack, Inc. Class A (a) (b)	2,130	92,016
Six Flags Entertainment Corp. (b)	6,310	420,057
Sonic Corp. (b)	3,770	103,600
Speedway Motorsports, Inc.	1,100	20,757
Texas Roadhouse, Inc.	6,355	334,782
Vail Resorts, Inc.	3,830	813,760
Wendy’s Co.	17,827	292,719
Wingstop, Inc.	2,770	107,975
Yum China Holdings, Inc.	35,563	1,423,231
Zoe’s Kitchen, Inc. (a) (b)	1,800	30,096

		15,692,044

HOUSEHOLD DURABLES — 1.3%
AV Homes, Inc. (a) (b)	1,200	19,980
Bassett Furniture Industries, Inc.	1,000	37,600
Beazer Homes USA, Inc. (a)	3,000	57,630
CalAtlantic Group, Inc.	7,766	437,925
Cavco Industries, Inc. (a)	795	121,317
Century Communities, Inc. (a)	1,815	56,446
CSS Industries, Inc.	1,000	27,830
Ethan Allen Interiors, Inc.	2,400	68,640
Flexsteel Industries, Inc.	700	32,746
GoPro, Inc. Class A (a) (b)	10,500	79,485
Green Brick Partners, Inc. (a)	2,700	30,510
Hamilton Beach Brands Holding Co. Class A	282	7,244
Helen of Troy, Ltd. (a)	2,644	254,749
Hooker Furniture Corp.	1,200	50,940
Hovnanian Enterprises, Inc. Class A (a) (b)	13,700	45,895
Installed Building Products, Inc. (a)	2,100	159,495
iRobot Corp. (a) (b)	2,500	191,750

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
KB Home	8,200	$261,990
La-Z-Boy, Inc.	4,633	144,550
LGI Homes, Inc. (a) (b)	1,700	127,551
Libbey, Inc.	1,642	12,348
Lifetime Brands, Inc	700	11,550
M/I Homes, Inc. (a)	2,500	86,000
MDC Holdings, Inc.	4,318	137,664
Meritage Homes Corp. (a)	3,658	187,290
New Home Co. Inc (a)	1,200	15,036
NVR, Inc. (a)	317	1,112,106
PICO Holdings, Inc. (a)	2,500	32,000
Taylor Morrison Home Corp. Class A (a)	7,800	190,866
Tempur Sealy International, Inc. (a)	4,449	278,908
Toll Brothers, Inc	14,283	685,870
TopBuild Corp. (a)	3,352	253,880
TRI Pointe Group, Inc. (a) (b)	14,383	257,743
Tupperware Brands Corp.	4,881	306,039
Universal Electronics, Inc. (a)	1,339	63,268
William Lyon Homes Class A (a)	2,600	75,608
ZAGG, Inc. (a)	2,600	47,970

		5,968,419

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	3,400	128,214
Central Garden & Pet Co. (a)	1,000	38,920
Energizer Holdings, Inc. (b)	5,812	278,860
HRG Group, Inc. (a)	11,400	193,230
Oil-Dri Corp. of America	448	18,592
Orchids Paper Products Co. (b)	560	7,168
Spectrum Brands Holdings, Inc. (b)	2,318	260,543
WD-40 Co. (b)	1,310	154,580

		1,080,107

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Atlantic Power Corp. (a)	10,900	25,615
Calpine Corp. (a)	34,754	525,828
Dynegy, Inc. (a)	10,584	125,420
NRG Yield, Inc. Class A	3,300	62,205
NRG Yield, Inc. Class C	6,300	119,070
Ormat Technologies, Inc.	3,842	245,734
Pattern Energy Group, Inc.	7,500	161,175
TerraForm Power, Inc. Class A (b)	4,759	56,918
Vistra Energy Corp. (a) (b)	23,400	428,688

		1,750,653

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	5,905	671,103
Raven Industries, Inc.	3,500	120,225

		791,328

INSURANCE — 3.7%
Alleghany Corp. (a)	1,451	864,927
Ambac Financial Group, Inc. (a)	4,400	70,312
American Equity Investment Life Holding Co.	8,268	254,076
American Financial Group, Inc.	6,759	733,622
American National Insurance Co.	686	87,979
AMERISAFE, Inc.	1,881	115,870
AmTrust Financial Services, Inc. (b)	8,170	82,272
Arch Capital Group, Ltd. (a)	11,823	1,073,174
Argo Group International Holdings, Ltd.	2,757	169,969
Aspen Insurance Holdings, Ltd.	5,688	230,933
Assured Guaranty, Ltd.	11,219	379,987
Athene Holding, Ltd. Class A (a)	10,400	537,784
Atlas Financial Holdings, Inc. (a)	800	16,440
Axis Capital Holdings, Ltd.	7,916	397,858
Baldwin & Lyons, Inc. Class B	900	21,555
Blue Capital Reinsurance Holdings, Ltd.	400	4,820
Brown & Brown, Inc.	11,366	584,894
Citizens, Inc. (a) (b)	5,100	37,485
CNA Financial Corp.	2,591	137,453
CNO Financial Group, Inc.	16,179	399,459
Crawford & Co. Class B	891	8,571
Donegal Group, Inc. Class A	800	13,840
eHealth, Inc. (a)	1,700	29,529
EMC Insurance Group, Inc.	1,000	28,690
Employers Holdings, Inc.	3,000	133,200
Enstar Group, Ltd. (a)	1,051	210,988
Erie Indemnity Co. Class A	2,338	284,862
FBL Financial Group, Inc. Class A	926	64,496
Federated National Holding Co.	1,100	18,227
First American Financial Corp.	10,348	579,902
FNF Group	25,222	989,711
Genworth Financial, Inc. Class A (a)	48,200	149,902
Global Indemnity, Ltd. (a)	654	27,481
Greenlight Capital Re, Ltd. Class A (a)	2,900	58,290
Hallmark Financial Services, Inc. (a)	1,141	11,901
Hanover Insurance Group, Inc.	4,126	445,938
HCI Group, Inc.	745	22,275
Health Insurance Innovations, Inc. Class A (a) (b)	1,100	27,445
Heritage Insurance Holdings, Inc. (b)	1,900	34,238
Horace Mann Educators Corp.	3,900	171,990
Independence Holding Co.	600	16,470
Infinity Property & Casualty Corp.	1,067	113,102
Investors Title Co.	142	28,166

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
James River Group Holdings, Ltd.	2,400	$96,024
Kemper Corp.	3,783	260,649
Kingstone Cos., Inc.	900	16,920
Kinsale Capital Group, Inc.	1,400	63,000
Maiden Holdings, Ltd.	6,700	44,220
Markel Corp. (a)	1,313	1,495,678
MBIA, Inc. (a) (b)	8,500	62,220
Mercury General Corp.	2,637	140,921
National General Holdings Corp.	4,699	92,288
National Western Life Group, Inc. Class A	277	91,692
Navigators Group, Inc.	1,992	97,010
NI Holdings, Inc. (a)	700	11,886
Old Republic International Corp.	23,662	505,894
Primerica, Inc.	4,202	426,713
ProAssurance Corp.	5,042	288,150
Reinsurance Group of America, Inc.	6,204	967,390
RenaissanceRe Holdings, Ltd.	3,888	488,294
RLI Corp.	3,718	225,534
Safety Insurance Group, Inc.	1,438	115,615
Selective Insurance Group, Inc.	5,500	322,850
State Auto Financial Corp.	1,500	43,680
Stewart Information Services Corp.	2,049	86,673
Third Point Reinsurance, Ltd. (a)	8,800	128,920
Trupanion, Inc. (a)	2,169	63,487
United Fire Group, Inc.	2,098	95,627
United Insurance Holdings Corp.	2,200	37,950
Universal Insurance Holdings, Inc.	3,000	82,050
Validus Holdings, Ltd.	7,492	351,525
White Mountains Insurance Group, Ltd.	338	287,733
WMIH Corp. (a)	18,334	15,567
WR Berkley Corp.	9,167	656,816

		17,333,059

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	3,000	32,100
Duluth Holdings, Inc. Class B (a) (b)	899	16,047
FTD Cos., Inc. (a)	1,200	8,628
Gaia, Inc. (a)	600	7,440
Groupon, Inc. (a) (b)	32,622	166,372
HSN, Inc.	3,110	125,488
Lands’ End, Inc. (a) (b)	1,500	29,325
Liberty Expedia Holdings, Inc. Class A (a)	5,187	229,940
Liberty Interactive Corp. QVC Group Class A (a)	37,862	924,590
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,000	65,975
Liberty Ventures Series A (a)	7,680	416,563
Nutrisystem, Inc.	2,851	149,963
Overstock.com, Inc. (a) (b)	1,700	108,630
PetMed Express, Inc. (b)	1,900	86,450
Shutterfly, Inc. (a)	3,151	156,762
Wayfair, Inc. Class A (a)	3,751	301,093

		2,825,366

INTERNET SOFTWARE & SERVICES — 2.6%
2U, Inc. (a) (b)	4,605	297,069
Actua Corp. (a)	2,900	45,240
Alarm.com Holdings, Inc. (a)	1,900	71,725
Alteryx, Inc. Class A (a)	2,300	58,121
Amber Road, Inc. (a)	1,500	11,010
Appfolio, Inc. Class A (a)	900	37,350
Apptio, Inc. Class A (a)	2,200	51,744
Bazaarvoice, Inc. (a)	8,200	44,690
Benefitfocus, Inc. (a) (b)	1,541	41,607
Blucora, Inc. (a)	4,200	92,820
Box, Inc. Class A (a)	7,765	163,997
Brightcove, Inc. (a)	3,226	22,905
Carbonite, Inc. (a)	2,400	60,240
Care.com, Inc. (a)	1,300	23,452
Cars.com, Inc. (a) (b)	6,900	198,996
ChannelAdvisor Corp. (a)	2,400	21,600
Cimpress NV (a) (b)	2,430	291,308
Cloudera, Inc. (a)	9,400	155,288
CommerceHub, Inc. Series A (a)	1,346	29,599
CommerceHub, Inc. Series C (a)	2,793	57,508
Cornerstone OnDemand, Inc. (a) (b)	5,051	178,452
CoStar Group, Inc. (a)	3,467	1,029,526
Coupa Software, Inc. (a)	3,000	93,660
DHI Group, Inc. (a)	3,000	5,700
Endurance International Group Holdings, Inc. (a)	5,535	46,494
Envestnet, Inc. (a)	4,152	206,977
Etsy, Inc. (a)	11,600	237,220
Five9, Inc. (a)	5,127	127,560
GoDaddy, Inc. Class A (a)	12,153	611,053
Gogo, Inc. (a) (b)	5,510	62,153
GrubHub, Inc. (a) (b)	8,221	590,268
GTT Communications, Inc. (a) (b)	2,995	140,615
Hortonworks, Inc. (a)	4,778	96,086
IAC/InterActiveCorp (a)	6,711	820,621
Instructure, Inc. (a)	2,100	69,510
Internap Corp. (a)	1,899	29,833
j2 Global, Inc.	4,430	332,383
Leaf Group, Ltd. (a)	800	7,920
Limelight Networks, Inc. (a)	7,200	31,752
Liquidity Services, Inc. (a)	1,900	9,215
LivePerson, Inc. (a)	5,300	60,950
LogMeIn, Inc.	4,965	568,492
Match Group, Inc. (a) (b)	3,500	109,585
Meet Group, Inc. (a)	6,400	18,048
MINDBODY, Inc. Class A (a) (b)	4,100	124,845
MuleSoft, Inc. Class A (a)	2,300	53,498
New Relic, Inc. (a)	2,931	169,324
NIC, Inc.	6,200	102,920
Nutanix, Inc. Class A (a)	10,200	359,856

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Okta, Inc. (a)	1,900	$48,659
Ominto, Inc. (a) (b)	731	2,478
Pandora Media, Inc. (a)	23,335	112,475
Q2 Holdings, Inc. (a)	3,000	110,550
QuinStreet, Inc. (a)	4,000	33,520
Quotient Technology, Inc. (a)	7,300	85,775
Reis, Inc.	700	14,455
SendGrid, Inc. (a)	800	19,176
Shutterstock, Inc. (a)	1,750	75,302
SPS Commerce, Inc. (a)	1,651	80,222
Stamps.com, Inc. (a)	1,557	292,716
TechTarget, Inc. (a)	1,900	26,448
Tintri, Inc. (a) (b)	700	3,570
Trade Desk, Inc. Class A (a) (b)	2,300	105,179
TrueCar, Inc. (a) (b)	6,766	75,779
Tucows, Inc. Class A (a) (b)	900	63,045
Twilio, Inc. Class A (a) (b)	6,000	141,600
Twitter, Inc. (a)	64,575	1,550,446
Veritone, Inc. (a)	200	4,640
Web.com Group, Inc. (a)	3,700	80,660
XO Group, Inc. (a)	2,311	42,661
Yelp, Inc. (a)	7,691	322,714
Yext, Inc. (a)	2,300	27,669
Zillow Group, Inc. Class A (a)	5,229	213,029
Zillow Group, Inc. (a) (b)	10,383	424,872

		12,028,425

IT SERVICES — 3.5%
Acxiom Corp. (a)	7,600	209,456
Amdocs, Ltd.	13,883	909,059
Black Knight, Inc. (a)	10,452	461,456
Blackhawk Network Holdings, Inc. (a)	5,236	186,663
Booz Allen Hamilton Holding Corp.	13,800	526,194
Broadridge Financial Solutions, Inc.	11,340	1,027,177
CACI International, Inc. Class A (a)	2,366	313,140
Cardtronics PLC Class A (a)	4,328	80,155
Cass Information Systems, Inc.	1,150	66,941
Conduent, Inc. (a)	18,300	295,728
Convergys Corp.	9,042	212,487
CoreLogic, Inc. (a)	7,900	365,059
CSG Systems International, Inc.	3,200	140,224
DST Systems, Inc.	5,715	354,730
EPAM Systems, Inc. (a)	4,774	512,871
Euronet Worldwide, Inc. (a)	4,852	408,878
Everi Holdings, Inc. (a)	6,200	46,748
EVERTEC, Inc.	5,800	79,170
ExlService Holdings, Inc. (a)	3,137	189,318
First Data Corp. Class A (a)	45,905	767,073
FleetCor Technologies, Inc. (a)	8,575	1,650,087
Genpact, Ltd.	14,760	468,482
Hackett Group, Inc.	2,290	35,976
Information Services Group, Inc. (a)	1,900	7,923
Jack Henry & Associates, Inc.	7,502	877,434
Leidos Holdings, Inc.	13,711	885,319
ManTech International Corp. Class A	2,458	123,367
MAXIMUS, Inc.	6,134	439,072
MoneyGram International, Inc. (a)	2,753	36,285
Perficient, Inc. (a)	3,300	62,931
Presidio, Inc. (a)	2,100	40,257
Sabre Corp.	19,988	409,754
Science Applications International Corp.	4,147	317,536
ServiceSource International, Inc. (a)	7,400	22,866
Square, Inc. Class A (a)	23,441	812,699
StarTek, Inc. (a)	700	6,979
Switch, Inc. Class A	3,500	63,665
Sykes Enterprises, Inc. (a)	3,753	118,032
Syntel, Inc. (a)	3,200	73,568
TeleTech Holdings, Inc.	1,300	52,325
Teradata Corp. (a)	11,601	446,174
Travelport Worldwide, Ltd.	11,900	155,533
Unisys Corp. (a) (b)	4,800	39,120
Vantiv, Inc. Class A (a) (b)	15,499	1,139,951
Virtusa Corp. (a)	2,600	114,608
WEX, Inc. (a)	3,785	534,556

		16,087,026

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	3,000	63,240
American Outdoor Brands Corp. (a) (b)	5,188	66,614
Brunswick Corp.	8,428	465,394
Callaway Golf Co.	9,012	125,537
Clarus Corp. (a)	2,000	15,700
Escalade, Inc.	800	9,840
Johnson Outdoors, Inc. Class A	500	31,045
Malibu Boats, Inc. Class A (a)	2,000	59,460
Marine Products Corp.	687	8,753
MCBC Holdings, Inc. (a)	1,800	39,996
Nautilus, Inc. (a)	3,200	42,720
Polaris Industries, Inc.	5,667	702,651
Sturm Ruger & Co., Inc. (b)	1,665	92,990
Vista Outdoor, Inc. (a)	5,521	80,441

		1,804,381

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	2,500	65,500
Bio-Rad Laboratories, Inc. Class A (a)	2,023	482,830
Bio-Techne Corp.	3,557	460,809
Bruker Corp.	9,827	337,263
Cambrex Corp. (a)	3,100	148,800
Charles River Laboratories International, Inc. (a)	4,558	498,873
Enzo Biochem, Inc. (a)	3,900	31,785
Fluidigm Corp. (a)	3,744	22,052

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
INC Research Holdings, Inc. Class A (a)	5,194	$226,458
Luminex Corp.	3,900	76,830
Medpace Holdings, Inc. (a)	700	25,382
NanoString Technologies, Inc. (a)	1,500	11,205
NeoGenomics, Inc. (a)	5,400	47,844
Pacific Biosciences of California, Inc. (a) (b)	9,900	26,136
PRA Health Sciences, Inc. (a)	4,794	436,590
QIAGEN NV (a)	21,781	673,686

		3,572,043

MACHINERY — 4.0%
Actuant Corp. Class A	5,700	144,210
AGCO Corp.	6,475	462,509
Alamo Group, Inc.	892	100,680
Albany International Corp. Class A	2,748	168,865
Allison Transmission Holdings, Inc.	12,057	519,295
Altra Industrial Motion Corp.	2,774	139,810
American Railcar Industries, Inc.	796	33,145
Astec Industries, Inc.	2,040	119,340
Barnes Group, Inc.	4,814	304,582
Blue Bird Corp. (a)	700	13,930
Briggs & Stratton Corp.	4,000	101,480
Chart Industries, Inc. (a)	2,900	135,894
CIRCOR International, Inc.	1,547	75,308
Colfax Corp. (a)	8,479	335,938
Columbus McKinnon Corp.	2,100	83,958
Commercial Vehicle Group, Inc. (a)	2,800	29,932
Crane Co.	4,848	432,539
DMC Global, Inc.	1,600	40,080
Donaldson Co., Inc.	12,579	615,742
Douglas Dynamics, Inc.	2,077	78,511
Eastern Co.	400	10,460
Energy Recovery, Inc. (a) (b)	3,500	30,625
EnPro Industries, Inc.	2,045	191,228
ESCO Technologies, Inc.	2,443	147,191
ExOne Co. (a) (b)	700	5,880
Federal Signal Corp.	5,700	114,513
Franklin Electric Co., Inc.	4,449	204,209
FreightCar America, Inc.	1,200	20,496
Gardner Denver Holdings, Inc. (a)	6,300	213,759
Gencor Industries, Inc. (a)	800	13,240
Global Brass & Copper Holdings, Inc.	2,100	69,510
Gorman-Rupp Co.	1,700	53,057
Graco, Inc.	15,813	715,064
Graham Corp.	900	18,837
Greenbrier Cos., Inc. (b)	2,594	138,260
Hardinge, Inc.	1,100	19,162
Harsco Corp. (a)	7,691	143,437
Hillenbrand, Inc.	6,100	272,670
Hurco Cos., Inc.	566	23,885
Hyster-Yale Materials Handling, Inc.	989	84,223
IDEX Corp.	7,322	966,284
ITT, Inc.	8,603	459,142
John Bean Technologies Corp.	2,990	331,292
Kadant, Inc.	1,000	100,400
Kennametal, Inc.	7,684	371,982
LB Foster Co. Class A (a)	800	21,720
Lincoln Electric Holdings, Inc.	5,656	517,976
Lindsay Corp.	970	85,554
Lydall, Inc. (a)	1,600	81,200
Manitowoc Co., Inc. (a)	3,075	120,970
Meritor, Inc. (a)	8,000	187,680
Middleby Corp. (a)	5,270	711,186
Milacron Holdings Corp. (a)	5,200	99,528
Miller Industries, Inc.	1,100	28,380
Mueller Industries, Inc.	5,484	194,298
Mueller Water Products, Inc. Class A	14,800	185,444
Navistar International Corp. (a)	4,800	205,824
NN, Inc.	2,616	72,202
Nordson Corp.	5,534	810,178
Omega Flex, Inc.	300	21,423
Oshkosh Corp.	7,208	655,135
Park-Ohio Holdings Corp.	846	38,874
Proto Labs, Inc. (a)	2,354	242,462
RBC Bearings, Inc. (a)	2,269	286,802
REV Group, Inc.	2,200	71,566
Rexnord Corp. (a)	9,990	259,940
Spartan Motors, Inc.	3,300	51,975
SPX Corp. (a)	4,100	128,699
SPX FLOW, Inc. (a)	4,000	190,200
Standex International Corp.	1,215	123,748
Sun Hydraulics Corp.	2,248	145,423
Tennant Co.	1,676	121,761
Terex Corp.	7,490	361,168
Timken Co.	6,692	328,912
Titan International, Inc.	4,800	61,824
Toro Co.	10,174	663,650
TriMas Corp. (a)	4,400	117,700
Trinity Industries, Inc.	14,569	545,755
Twin Disc, Inc. (a)	800	21,256
Wabash National Corp. (b)	5,600	121,520
WABCO Holdings, Inc. (a)	4,861	697,553
Wabtec Corp. (b)	8,301	675,950
Watts Water Technologies, Inc. Class A	2,683	203,774
Welbilt, Inc. (a)	12,400	291,524
Woodward, Inc.	5,159	394,870

		18,800,158

MARINE — 0.1%
Costamare, Inc.	4,800	27,696
Eagle Bulk Shipping, Inc. (a)	3,700	16,576
Genco Shipping & Trading, Ltd. (a)	500	6,660
Kirby Corp. (a)	5,140	343,352
Matson, Inc.	4,082	121,807
Navios Maritime Holdings, Inc. (a) (b)	6,200	7,440
Safe Bulkers, Inc. (a)	4,700	15,181

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Scorpio Bulkers, Inc.	5,374	$39,767

		578,479

MEDIA — 2.1%
AMC Entertainment Holdings, Inc. Class A (b)	5,084	76,768
AMC Networks, Inc. Class A (a) (b)	4,686	253,419
Beasley Broadcast Group, Inc. Class A	300	4,020
Cable One, Inc.	468	329,168
Central European Media Enterprises, Ltd. Class A (a)	7,900	36,735
Cinemark Holdings, Inc.	10,216	355,721
Clear Channel Outdoor Holdings, Inc. Class A	3,500	16,100
Daily Journal Corp. (a) (b)	81	18,648
Emerald Expositions Events, Inc. (b)	1,700	34,578
Entercom Communications Corp. Class A	12,200	131,760
Entravision Communications Corp. Class A	6,400	45,760
Eros International PLC (a) (b)	2,847	27,474
EW Scripps Co. Class A (a)	5,500	85,965
Gannett Co., Inc.	10,800	125,172
Global Eagle Entertainment, Inc. (a) (b)	3,700	8,473
Gray Television, Inc. (a)	6,100	102,175
Hemisphere Media Group, Inc. (a) (b)	1,100	12,705
IMAX Corp. (a)	5,400	125,010
John Wiley & Sons, Inc. Class A	4,250	279,438
Liberty Broadband Corp. Class A (a)	2,444	207,862
Liberty Broadband Corp. Class C (a)	10,044	855,347
Liberty Media Corp.-Liberty Braves Class A (a)	994	21,918
Liberty Media Corp.-Liberty Formula One Class C (a)	18,050	616,588
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	2,436	79,706
Liberty Media Corp.-Liberty SiriusXM Class A (a)	8,575	340,084
Liberty Media Corp.-Liberty SiriusXM Class C (a)	17,259	684,492
Liberty Media Corp-Liberty Braves Class C (a)	3,310	73,548
Lions Gate Entertainment Corp. Class A (a) (b)	5,024	169,861
Lions Gate Entertainment Corp. Class B (a)	9,879	313,559
Live Nation Entertainment, Inc. (a)	12,959	551,665
Loral Space & Communications, Inc. (a)	1,200	52,860
Madison Square Garden Co. Class A (a)	1,775	374,259
MDC Partners, Inc. Class A (a)	5,500	53,625
Meredith Corp. (b)	3,801	251,056
MSG Networks, Inc. Class A (a)	5,721	115,850
National CineMedia, Inc.	5,900	40,474
New Media Investment Group, Inc.	4,900	82,222
New York Times Co. Class A	12,000	222,000
Nexstar Media Group, Inc. Class A	4,211	329,300
Reading International, Inc. Class A (a)	1,600	26,720
Regal Entertainment Group. Class A	10,900	250,809
Saga Communications, Inc. Class A	244	9,870
Salem Media Group, Inc.	800	3,600
Scholastic Corp.	2,695	108,096
Sinclair Broadcast Group, Inc. Class A (b)	6,862	259,727
Sirius XM Holdings, Inc. (b)	140,799	754,683
TEGNA, Inc.	20,700	291,456
Time, Inc.	9,600	177,120
Townsquare Media, Inc. Class A (a)	500	3,840
Tribune Media Co. Class A	7,632	324,131
tronc, Inc. (a)	1,900	33,421
WideOpenWest, Inc. (a)	2,000	21,140
World Wrestling Entertainment, Inc. Class A	3,727	113,972

		9,883,950

METALS & MINING — 1.5%
AK Steel Holding Corp. (a) (b)	30,300	171,498
Alcoa Corp. (a)	17,821	960,017
Allegheny Technologies, Inc. (a) (b)	12,100	292,094
Ampco-Pittsburgh Corp.	600	7,440
Carpenter Technology Corp.	4,455	227,161
Century Aluminum Co. (a)	4,800	94,272
Cleveland-Cliffs, Inc. (a) (b)	28,542	205,788
Coeur Mining, Inc. (a)	17,800	133,500
Commercial Metals Co.	11,100	236,652
Compass Minerals International, Inc. (b)	3,214	232,212
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	2,200	—
Gold Resource Corp.	5,000	22,000
Haynes International, Inc.	1,200	38,460
Hecla Mining Co.	37,764	149,923
Kaiser Aluminum Corp.	1,611	172,135
Klondex Mines, Ltd. (a)	17,100	44,631
Materion Corp.	1,955	95,013
Olympic Steel, Inc.	900	19,341
Ramaco Resources, Inc. (a) (b)	400	2,752
Reliance Steel & Aluminum Co.	6,809	584,144
Royal Gold, Inc.	6,258	513,907
Ryerson Holding Corp. (a)	1,200	12,480
Schnitzer Steel Industries, Inc. Class A	2,572	86,162

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Southern Copper Corp. (b)	7,903	$374,997
Steel Dynamics, Inc.	22,023	949,852
SunCoke Energy, Inc. (a)	6,200	74,338
Tahoe Resources, Inc.	29,784	142,665
TimkenSteel Corp. (a) (b)	3,800	57,722
United States Steel Corp.	16,900	594,711
Warrior Met Coal, Inc. (b)	3,200	80,480
Worthington Industries, Inc.	4,300	189,458

		6,765,805

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	37,793	763,041
Apollo Commercial Real Estate Finance, Inc. REIT (b)	10,340	190,773
Ares Commercial Real Estate Corp. REIT	2,600	33,540
Capstead Mortgage Corp. REIT	9,110	78,801
Cherry Hill Mortgage Investment Corp.	1,100	19,789
Chimera Investment Corp. REIT	18,026	333,120
CYS Investments, Inc. REIT	14,800	118,844
Dynex Capital, Inc. REIT	4,800	33,648
Ellington Residential Mortgage REIT	600	7,224
Granite Point Mortgage Trust, Inc.	4,182	74,189
Great Ajax Corp. REIT	1,500	20,730
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	4,897	117,822
Invesco Mortgage Capital, Inc. REIT	10,800	192,564
Ladder Capital Corp. REIT	7,528	102,606
MFA Financial, Inc. REIT	38,091	301,681
MTGE Investment Corp. REIT	4,400	81,400
New Residential Investment Corp. REIT	29,700	531,036
New York Mortgage Trust, Inc. REIT (b)	10,700	66,019
Orchid Island Capital, Inc. REIT (b)	4,200	38,976
Owens Realty Mortgage, Inc. REIT	700	11,207
PennyMac Mortgage Investment Trust REIT	6,241	100,293
Redwood Trust, Inc. REIT	7,300	108,186
Resource Capital Corp. REIT	3,375	31,624
Starwood Property Trust, Inc. REIT	24,700	527,345
Sutherland Asset Management Corp.	2,000	30,300
TPG RE Finance Trust, Inc. REIT.	1,100	20,955
Western Asset Mortgage Capital Corp.	3,900	38,805

		3,974,518

MULTI-UTILITIES — 0.4%
Avista Corp.	6,200	319,238
Black Hills Corp.	5,093	306,140
MDU Resources Group, Inc.	18,800	505,344
NorthWestern Corp.	4,655	277,904
Unitil Corp.	1,300	59,306
Vectren Corp.	8,092	526,142

		1,994,074

MULTILINE RETAIL — 0.1%
Big Lots, Inc.	4,120	231,338
Dillard’s, Inc. Class A (b)	1,305	78,365
Fred’s, Inc. Class A (b)	2,800	11,340
JC Penney Co., Inc. (a) (b)	29,800	94,168
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,602	245,057
Sears Holdings Corp. (a) (b)	700	2,506

		662,774

OIL, GAS & CONSUMABLE FUELS — 3.3%
Abraxas Petroleum Corp. (a)	16,900	41,574
Adams Resources & Energy, Inc.	166	7,221
Antero Resources Corp. (a)	22,174	421,306
Approach Resources, Inc. (a) (b)	2,800	8,288
Arch Coal, Inc. Class A	1,796	167,315
Ardmore Shipping Corp. (a)	2,700	21,600
Bill Barrett Corp. (a)	7,200	36,936
Bonanza Creek Energy, Inc. (a)	1,900	52,421
California Resources Corp. (a) (b)	4,102	79,743
Callon Petroleum Co. (a) (b)	19,304	234,544
Carrizo Oil & Gas, Inc. (a)	7,400	157,472
Centennial Resource Development, Inc. Class A (a) (b)	12,700	251,460
Cheniere Energy, Inc. (a)	19,668	1,058,925
Clean Energy Fuels Corp. (a)	15,300	31,059
Cloud Peak Energy, Inc. (a)	7,100	31,595
CNX Resources Corp. (a)	22,000	321,860
CONSOL Energy, Inc. (a)	2,750	108,652
Contango Oil & Gas Co. (a)	2,300	10,833
Continental Resources, Inc. (a) (b)	8,447	447,438
CVR Energy, Inc. (b)	1,500	55,860
Delek US Holdings, Inc.	7,508	262,329
Denbury Resources, Inc. (a)	38,115	84,234
DHT Holdings, Inc.	8,196	29,424
Diamondback Energy, Inc. (a)	9,500	1,199,375
Dorian LPG, Ltd. (a)	1,758	14,451
Earthstone Energy, Inc. Class A (a) (b)	2,700	28,701
Eclipse Resources Corp. (a)	8,400	20,160
Energen Corp. (a)	9,412	541,849
Energy XXI Gulf Coast, Inc. (a)	2,800	16,072
EP Energy Corp. Class A (a) (b)	2,300	5,428
Evolution Petroleum Corp.	1,900	13,015
Extraction Oil & Gas, Inc. (a) (b) .	11,600	165,996
Frontline, Ltd. (b)	8,320	38,189
GasLog, Ltd.	3,900	86,775
Gastar Exploration, Inc. (a) (b)	12,700	13,335
Gener8 Maritime, Inc. (a)	4,500	29,790

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Golar LNG, Ltd. (b)	9,200	$274,252
Green Plains, Inc.	3,747	63,137
Gulfport Energy Corp. (a)	15,400	196,504
Halcon Resources Corp. (a) (b)	12,400	93,868
Hallador Energy Co.	1,100	6,699
HollyFrontier Corp.	17,055	873,557
International Seaways, Inc. (a)	2,799	51,669
Isramco, Inc. (a)	44	4,605
Jagged Peak Energy, Inc. (a) (b)	5,500	86,790
Jones Energy, Inc. Class A (a) (b)	3,697	4,067
Kosmos Energy, Ltd. (a) (b)	22,300	152,755
Laredo Petroleum, Inc. (a) (b)	15,600	165,516
Lilis Energy, Inc. (a) (b)	4,100	20,951
Matador Resources Co. (a) (b)	9,300	289,509
Midstates Petroleum Co., Inc. (a)	1,100	18,238
Murphy Oil Corp. (b)	15,700	487,485
NACCO Industries, Inc. Class A	341	12,839
Navios Maritime Acquisition Corp.	4,800	5,328
Nordic American Tankers, Ltd.	9,540	23,468
Oasis Petroleum, Inc. (a)	25,600	215,296
Overseas Shipholding Group, Inc. Class A (a)	3,300	9,042
Pacific Ethanol, Inc. (a)	4,100	18,655
Panhandle Oil and Gas, Inc. Class A	1,500	30,825
Par Pacific Holdings, Inc. (a)	3,089	59,556
Parsley Energy, Inc. Class A (a)	22,649	666,787
PBF Energy, Inc. Class A	10,549	373,962
PDC Energy, Inc. (a)	6,348	327,176
Peabody Energy Corp. (a)	6,403	252,086
Penn Virginia Corp. (a)	1,400	54,754
QEP Resources, Inc. (a)	23,123	221,287
Renewable Energy Group, Inc. (a) (b)	3,700	43,660
Resolute Energy Corp. (a) (b)	2,100	66,087
REX American Resources Corp. (a)	525	43,465
Ring Energy, Inc. (a)	4,800	66,720
RSP Permian, Inc. (a)	12,661	515,049
Sanchez Energy Corp. (a)	7,900	41,949
SandRidge Energy, Inc. (a)	3,300	69,531
Scorpio Tankers, Inc.	22,900	69,845
SemGroup Corp. Class A	6,329	191,136
Ship Finance International, Ltd.	5,700	88,350
SilverBow Resources, Inc. (a)	700	20,804
SM Energy Co.	10,656	235,284
Southwestern Energy Co. (a)	48,700	271,746
SRC Energy, Inc. (a) (b)	22,600	192,778
Stone Energy Corp. (a)	1,900	61,104
Targa Resources Corp.	20,410	988,252
Teekay Corp. (b)	5,143	47,933
Teekay Tankers, Ltd. Class A	19,600	27,440
Tellurian, Inc. (a) (b)	5,500	53,570
Ultra Petroleum Corp. (a)	18,722	169,621
Uranium Energy Corp. (a) (b)	13,000	23,010
W&T Offshore, Inc. (a)	10,600	35,086
Westmoreland Coal Co. (a)	1,100	1,331
Whiting Petroleum Corp. (a) (b)	8,700	230,376
WildHorse Resource Development Corp. (a) (b)	4,700	86,527
World Fuel Services Corp.	6,449	181,475
WPX Energy, Inc. (a)	38,300	538,881

		15,516,898

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co.	3,700	147,630
Clearwater Paper Corp. (a)	1,579	71,686
Deltic Timber Corp.	1,075	98,416
Domtar Corp.	6,014	297,813
KapStone Paper and Packaging Corp.	8,298	188,282
Louisiana-Pacific Corp. (a)	13,926	365,697
Neenah Paper, Inc.	1,546	140,145
PH Glatfelter Co.	4,200	90,048
Schweitzer-Mauduit International, Inc.	2,900	131,544
Verso Corp. Class A (a)	3,259	57,261

		1,588,522

PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	5,479	325,398
elf Beauty, Inc. (a) (b)	2,000	44,620
Herbalife, Ltd. (a) (b)	6,165	417,494
Inter Parfums, Inc.	1,700	73,865
Medifast, Inc.	1,000	69,810
Natural Health Trends Corp.	551	8,370
Nature’s Sunshine Products, Inc.	800	9,240
Nu Skin Enterprises, Inc. Class A	4,958	338,284
Revlon, Inc. Class A (a) (b)	1,100	23,980
USANA Health Sciences, Inc. (a)	1,108	82,047

		1,393,108

PHARMACEUTICALS — 1.1%
Aclaris Therapeutics, Inc. (a) (b)	2,258	55,682
Aerie Pharmaceuticals, Inc. (a)	3,200	191,200
Akcea Therapeutics, Inc. (a) (b)	1,400	24,304
Akorn, Inc. (a)	8,644	278,596
Amphastar Pharmaceuticals, Inc. (a)	3,500	67,340
ANI Pharmaceuticals, Inc. (a)	786	50,658
Aratana Therapeutics, Inc. (a) (b)	4,000	21,040
Assembly Biosciences, Inc. (a)	1,500	67,875
Catalent, Inc. (a)	12,882	529,193
Clearside Biomedical, Inc. (a)	1,400	9,800
Collegium Pharmaceutical, Inc. (a) (b)	2,367	43,695
Corcept Therapeutics, Inc. (a) (b)	8,700	157,122
Corium International, Inc. (a)	2,300	22,103
Depomed, Inc. (a)	6,100	49,105
Dermira, Inc. (a) (b)	3,700	102,897
Dova Pharmaceuticals, Inc. (a) (b)	400	11,520
Durect Corp. (a)	9,800	9,034
Endo International PLC (a)	21,500	166,625
Horizon Pharma PLC (a)	15,637	228,300

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Impax Laboratories, Inc. (a)	6,990	$116,383
Innoviva, Inc. (a)	7,200	102,168
Intersect ENT, Inc. (a)	2,500	81,000
Intra-Cellular Therapies, Inc. (a)	4,056	58,731
Kala Pharmaceuticals, Inc. (a) (b)	600	11,094
Lannett Co., Inc. (a) (b)	2,697	62,570
Mallinckrodt PLC (a)	9,100	205,296
Medicines Co. (a) (b)	6,659	182,057
Melinta Therapeutics, Inc. (a)	840	13,272
MyoKardia, Inc. (a)	1,900	79,990
Nektar Therapeutics (a)	14,200	848,024
Neos Therapeutics, Inc. (a)	2,400	24,480
Ocular Therapeutix, Inc. (a)	1,600	7,120
Omeros Corp. (a) (b)	4,400	85,492
Optinose, Inc. (a)	500	9,450
Pacira Pharmaceuticals, Inc. (a)	3,737	170,594
Paratek Pharmaceuticals, Inc. (a)	2,300	41,170
Phibro Animal Health Corp. Class A	1,900	63,650
Prestige Brands Holdings, Inc. (a)	5,116	227,202
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,300	36,816
Revance Therapeutics, Inc. (a)	2,200	78,650
Sienna Biopharmaceuticals, Inc. (a)	400	7,260
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	2,362	42,398
Supernus Pharmaceuticals, Inc. (a)	4,600	183,310
Teligent, Inc. (a) (b)	2,900	10,527
Tetraphase Pharmaceuticals, Inc. (a)	5,700	35,910
TherapeuticsMD, Inc. (a) (b)	15,900	96,036
Theravance Biopharma, Inc. (a) (b)	4,004	111,672
WaVe Life Sciences, Ltd. (a) (b)	1,100	38,610
Zogenix, Inc. (a)	3,269	130,923
Zynerba Pharmaceuticals, Inc. (a) (b)	800	10,016

		5,257,960

PROFESSIONAL SERVICES — 1.0%
Acacia Research Corp. (a)	4,700	19,035
Barrett Business Services, Inc.	639	41,209
BG Staffing, Inc.	500	7,970
CBIZ, Inc. (a)	4,900	75,705
Cogint, Inc. (a)	1,500	6,600
CRA International, Inc.	800	35,960
Dun & Bradstreet Corp.	3,600	426,276
Exponent, Inc.	2,475	175,973
Forrester Research, Inc.	1,100	48,620
Franklin Covey Co. (a)	883	18,322
FTI Consulting, Inc. (a)	3,600	154,656
GP Strategies Corp. (a)	1,400	32,480
Heidrick & Struggles International, Inc.	1,800	44,190
Hill International, Inc. (a)	3,300	17,985
Huron Consulting Group, Inc. (a)	2,120	85,754
ICF International, Inc. (a)	1,702	89,355
Insperity, Inc.	3,450	197,857
Kelly Services, Inc. Class A	2,900	79,083
Kforce, Inc.	2,200	55,550
Korn/Ferry International	5,055	209,176
ManpowerGroup, Inc.	6,416	809,122
Mistras Group, Inc. (a)	1,687	39,594
Navigant Consulting, Inc. (a)	4,400	85,404
On Assignment, Inc. (a)	4,760	305,925
Pendrell Corp.	8	4,600
Resources Connection, Inc.	2,800	43,260
RPX Corp.	4,400	59,136
TransUnion (a)	15,226	836,821
TriNet Group, Inc. (a)	4,000	177,360
TrueBlue, Inc. (a)	3,900	107,250
WageWorks, Inc. (a)	3,844	238,328
Willdan Group, Inc. (a)	700	16,758

		4,545,314

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Acadia Realty Trust REIT	7,947	217,430
AG Mortgage Investment Trust, Inc. REIT	2,700	51,327
Agree Realty Corp. REIT	2,756	141,769
Alexander’s, Inc. REIT	204	80,753
American Assets Trust, Inc. REIT.	3,842	146,918
American Campus Communities, Inc. REIT	13,172	540,447
American Homes 4 Rent Class A REIT	23,197	506,622
Annaly Capital Management, Inc. REIT	110,071	1,308,744
Anworth Mortgage Asset Corp. REIT	9,300	50,592
Apple Hospitality REIT, Inc.	20,200	396,122
ARMOUR Residential REIT, Inc. (b)	4,000	102,880
Ashford Hospitality Prime, Inc. REIT	2,523	24,549
Ashford Hospitality Trust, Inc. REIT	7,351	49,472
Brandywine Realty Trust REIT	16,700	303,773
Brixmor Property Group, Inc. REIT	29,539	551,198
Camden Property Trust REIT	8,752	805,709
CBL & Associates Properties, Inc. REIT (b)	16,200	91,692
Cedar Realty Trust, Inc. REIT	8,453	51,394
Chesapeake Lodging Trust REIT	5,700	154,413
Columbia Property Trust, Inc. REIT	11,508	264,109
Corporate Office Properties Trust REIT	9,600	280,320
Cousins Properties, Inc. REIT	40,065	370,601
CubeSmart REIT	17,442	504,423
DCT Industrial Trust, Inc. REIT	8,984	528,080
DDR Corp. REIT	29,803	267,035

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	19,200	$216,768
Douglas Emmett, Inc. REIT	15,337	629,737
Easterly Government Properties, Inc. REIT (b)	4,000	85,360
EastGroup Properties, Inc. REIT	3,228	285,291
Education Realty Trust, Inc. REIT	7,296	254,776
Equity Commonwealth REIT (a)	11,586	353,489
Equity LifeStyle Properties, Inc. REIT	7,889	702,279
First Industrial Realty Trust, Inc. REIT	11,373	357,908
Forest City Realty Trust, Inc. Class A REIT	24,401	588,064
Franklin Street Properties Corp. REIT	10,061	108,055
Healthcare Realty Trust, Inc. REIT	11,754	377,538
Hersha Hospitality Trust REIT	3,700	64,380
Highwoods Properties, Inc. REIT	9,770	497,391
Hospitality Properties Trust REIT	15,600	465,660
Hudson Pacific Properties, Inc. REIT	15,037	515,017
Independence Realty Trust, Inc. REIT	8,073	81,457
Invitation Homes, Inc. REIT	28,263	666,159
JBG SMITH Properties REIT	8,300	288,259
Kilroy Realty Corp. REIT	9,340	697,231
Kite Realty Group Trust REIT	7,983	156,467
LaSalle Hotel Properties REIT (b)	10,876	305,289
Liberty Property Trust REIT	14,197	610,613
Life Storage, Inc. REIT	4,465	397,698
LTC Properties, Inc. REIT	3,754	163,487
Mack-Cali Realty Corp. REIT	8,700	187,572
National Storage Affiliates Trust REIT	4,200	114,492
NexPoint Residential Trust, Inc. REIT	1,700	47,498
NorthStar Realty Europe Corp. REIT	5,200	69,836
Paramount Group, Inc. REIT (b)	19,900	315,415
Park Hotels & Resorts, Inc. REIT	13,806	396,922
Pebblebrook Hotel Trust REIT	6,619	246,028
Pennsylvania Real Estate Investment Trust (b)	6,592	78,379
Piedmont Office Realty Trust, Inc. Class A REIT	14,005	274,638
PS Business Parks, Inc. REIT	1,852	231,667
Quality Care Properties, Inc. REIT (a)	9,100	125,671
RAIT Financial Trust	5,493	2,060
Ramco-Gershenson Properties Trust REIT	7,500	110,475
Retail Opportunity Investments Corp. REIT	10,400	207,480
Retail Properties of America, Inc. Class A REIT	21,900	294,336
Rexford Industrial Realty, Inc. REIT	7,407	215,988
RLJ Lodging Trust REIT	16,268	357,408
Ryman Hospitality Properties, Inc. REIT	4,227	291,748
Safety Income and Growth, Inc. REIT	800	14,080
Saul Centers, Inc. REIT	1,112	68,666
Senior Housing Properties Trust REIT	22,777	436,180
Seritage Growth Properties Class A REIT	2,438	98,641
Summit Hotel Properties, Inc. REIT	9,900	150,777
Sun Communities, Inc. REIT	7,446	690,840
Sunstone Hotel Investors, Inc. REIT	21,643	357,759
Tanger Factory Outlet Centers, Inc. REIT (b)	8,887	235,594
Taubman Centers, Inc. REIT (b)	5,648	369,549
Tier REIT, Inc.	4,555	92,876
Two Harbors Investment Corp.	16,700	271,542
Universal Health Realty Income Trust REIT	1,200	90,132
Urban Edge Properties REIT	9,900	252,351
Washington Prime Group, Inc. REIT (b)	17,900	127,448
Washington Real Estate Investment Trust REIT	7,602	236,574
Weingarten Realty Investors REIT	11,617	381,851
Xenia Hotels & Resorts, Inc. REIT	10,300	222,377

		24,323,595

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a)	1,200	33,600
Consolidated-Tomoka Land Co.	323	20,511
Forestar Group, Inc. (a) (b)	1,051	23,122
FRP Holdings, Inc. (a)	545	24,116
HFF, Inc. Class A	3,546	172,477
Howard Hughes Corp. (a)	3,241	425,446
Jones Lang LaSalle, Inc.	4,385	653,058
Kennedy-Wilson Holdings, Inc.	11,642	201,989
Marcus & Millichap, Inc. (a)	1,500	48,915
Maui Land & Pineapple Co., Inc. (a)	500	8,650
RE/MAX Holdings, Inc. Class A	1,700	82,450
Realogy Holdings Corp. (b)	12,761	338,166
Redfin Corp. (a) (b)	1,000	31,320
RMR Group, Inc. Class A	746	44,238
St. Joe Co. (a)	4,300	77,615
Stratus Properties, Inc.	400	11,880
Tejon Ranch Co. (a)	1,800	37,368
Transcontinental Realty Investors, Inc. (a)	6	188

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Trinity Place Holdings, Inc. (a)	1,500	$10,425

		2,245,534

ROAD & RAIL — 0.9%
AMERCO	489	184,798
ArcBest Corp.	2,500	89,375
Avis Budget Group, Inc. (a)	6,902	302,860
Covenant Transportation Group, Inc. Class A (a)	1,100	31,603
Daseke, Inc. (a)	2,300	32,867
Genesee & Wyoming, Inc. Class A (a)	5,924	466,397
Heartland Express, Inc.	4,500	105,030
Hertz Global Holdings, Inc. (a)	5,266	116,379
Knight-Swift Transportation Holdings, Inc.	12,059	527,219
Landstar System, Inc.	3,983	414,630
Marten Transport, Ltd.	3,755	76,226
Old Dominion Freight Line, Inc.	5,943	781,802
Roadrunner Transportation Systems, Inc. (a)	2,900	22,359
Ryder System, Inc.	5,100	429,267
Saia, Inc. (a)	2,400	169,800
Schneider National, Inc. Class B (b)	4,000	114,240
Universal Logistics Holdings, Inc.	800	19,000
Werner Enterprises, Inc.	4,600	177,790
YRC Worldwide, Inc. (a)	3,200	46,016

		4,107,658

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Energy Industries, Inc. (a)	3,800	256,424
Alpha & Omega Semiconductor, Ltd. (a)	1,887	30,871
Ambarella, Inc. (a) (b)	3,080	180,950
Amkor Technology, Inc. (a)	9,752	98,008
Aquantia Corp. (a)	1,100	12,463
Axcelis Technologies, Inc. (a)	2,875	82,513
AXT, Inc. (a)	3,600	31,320
Brooks Automation, Inc.	6,600	157,410
Cabot Microelectronics Corp.	2,381	224,004
Cavium, Inc. (a)	6,501	544,979
CEVA, Inc. (a)	2,100	96,915
Cirrus Logic, Inc. (a)	6,140	318,420
Cohu, Inc.	2,600	57,070
Cree, Inc. (a)	9,348	347,185
CyberOptics Corp. (a) (b)	500	7,500
Cypress Semiconductor Corp. (b)	31,833	485,135
Diodes, Inc. (a)	3,692	105,850
DSP Group, Inc. (a)	2,100	26,250
Entegris, Inc.	13,598	414,059
First Solar, Inc. (a)	7,865	531,045
FormFactor, Inc. (a)	7,165	112,132
GSI Technology, Inc. (a)	1,000	7,960
Ichor Holdings, Ltd. (a)	1,800	44,280
Impinj, Inc. (a) (b)	1,700	38,301
Inphi Corp. (a) (b)	4,049	148,193
Integrated Device Technology, Inc. (a)	12,811	380,871
IXYS Corp. (a)	2,430	58,199
Kopin Corp. (a) (b)	5,900	18,880
Lattice Semiconductor Corp. (a)	11,780	68,088
MACOM Technology Solutions Holdings, Inc. (a) (b)	3,852	125,344
Marvell Technology Group, Ltd.	38,462	825,779
Maxim Integrated Products, Inc.	27,125	1,418,095
MaxLinear, Inc. (a)	5,900	155,878
Microsemi Corp. (a)	11,308	584,058
MKS Instruments, Inc.	5,149	486,580
Monolithic Power Systems, Inc.	3,823	429,552
Nanometrics, Inc. (a)	2,300	57,316
NeoPhotonics Corp. (a) (b)	3,200	21,056
NVE Corp.	426	36,636
NXP Semiconductors NV (a)	33,050	3,869,824
ON Semiconductor Corp. (a)	40,307	844,029
PDF Solutions, Inc. (a) (b)	2,700	42,390
Photronics, Inc. (a)	6,400	54,560
Pixelworks, Inc. (a)	3,200	20,256
Power Integrations, Inc.	2,800	205,940
Rambus, Inc. (a)	10,400	147,888
Rudolph Technologies, Inc. (a)	2,953	70,577
Semtech Corp. (a)	6,232	213,134
Sigma Designs, Inc. (a)	3,600	25,020
Silicon Laboratories, Inc. (a)	4,069	359,293
SMART Global Holdings, Inc. (a)	600	20,220
SunPower Corp. (a) (b)	5,755	48,515
Synaptics, Inc. (a) (b)	3,338	133,320
Teradyne, Inc.	19,168	802,564
Ultra Clean Holdings, Inc. (a)	3,200	73,888
Veeco Instruments, Inc. (a)	4,508	66,944
Versum Materials, Inc.	10,400	393,640
Xcerra Corp. (a)	5,100	49,929
Xperi Corp.	4,742	115,705

		16,583,205

SOFTWARE — 4.8%
8x8, Inc. (a)	8,500	119,850
A10 Networks, Inc. (a)	4,800	37,056
ACI Worldwide, Inc. (a)	11,200	253,904
Agilysys, Inc. (a)	1,157	14,208
American Software, Inc. Class A	3,000	34,890
Aspen Technology, Inc. (a)	6,955	460,421
Atlassian Corp. PLC Class A (a)	8,800	400,576
Barracuda Networks, Inc. (a)	2,400	66,000
Blackbaud, Inc.	4,590	433,709
Blackline, Inc. (a)	1,500	49,200
Bottomline Technologies de, Inc. (a)	3,800	131,784
BroadSoft, Inc. (a) (b)	3,012	165,359
Callidus Software, Inc. (a)	6,503	186,311
CDK Global, Inc.	12,335	879,239
CommVault Systems, Inc. (a)	3,842	201,705

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Dell Technologies, Inc. Class V (a)	19,774	$1,607,231
Digimarc Corp. (a)	940	33,981
Ebix, Inc. (b)	2,300	182,275
Ellie Mae, Inc. (a) (b)	3,258	291,265
Everbridge, Inc. (a)	1,600	47,552
Fair Isaac Corp.	2,854	437,233
FireEye, Inc. (a)	17,478	248,188
ForeScout Technologies, Inc. (a)	500	15,945
Fortinet, Inc. (a)	14,082	615,243
Glu Mobile, Inc. (a)	10,100	36,764
Guidewire Software, Inc. (a)	7,336	544,771
HubSpot, Inc. (a) (b)	3,275	289,510
Imperva, Inc. (a)	3,273	129,938
Manhattan Associates, Inc. (a)	6,706	332,215
MicroStrategy, Inc. Class A (a)	921	120,927
Mitek Systems, Inc. (a)	2,900	25,955
MobileIron, Inc. (a)	5,504	21,466
Model N, Inc. (a)	2,300	36,225
Monotype Imaging Holdings, Inc.	3,993	96,231
Nuance Communications, Inc. (a)	27,816	454,792
Park City Group, Inc. (a) (b)	1,300	12,415
Paycom Software, Inc. (a) (b)	4,700	377,551
Paylocity Holding Corp. (a)	2,574	121,390
Pegasystems, Inc.	3,561	167,901
Progress Software Corp.	4,600	195,822
Proofpoint, Inc. (a) (b)	4,191	372,203
PROS Holdings, Inc. (a) (b)	2,600	68,770
PTC, Inc. (a)	11,092	674,061
QAD, Inc. Class A	1,000	38,850
Qualys, Inc. (a)	3,073	182,382
Rapid7, Inc. (a)	2,000	37,320
RealNetworks, Inc. (a)	1,400	4,788
RealPage, Inc. (a)	5,641	249,896
RingCentral, Inc. Class A (a)	6,185	299,354
Rosetta Stone, Inc. (a)	1,600	19,952
Rubicon Project, Inc. (a)	3,107	5,810
SecureWorks Corp. Class A (a)	600	5,322
ServiceNow, Inc. (a)	16,118	2,101,626
Silver Spring Networks, Inc. (a)	4,100	66,584
Splunk, Inc. (a)	13,394	1,109,559
SS&C Technologies Holdings, Inc.	16,652	674,073
Synchronoss Technologies, Inc. (a)	4,197	37,521
Tableau Software, Inc. Class A (a)	6,199	428,971
Take-Two Interactive Software, Inc. (a)	10,750	1,180,135
Telenav, Inc. (a)	2,752	15,136
TiVo Corp.	11,469	178,916
Tyler Technologies, Inc. (a)	3,314	586,744
Ultimate Software Group, Inc. (a)	2,735	596,859
Upland Software, Inc. (a)	600	12,996
Varonis Systems, Inc. (a)	1,890	91,759
VASCO Data Security International, Inc. (a)	2,900	40,310
Verint Systems, Inc. (a)	6,129	256,499
VirnetX Holding Corp. (a) (b)	4,900	18,130
VMware, Inc. Class A (a) (b)	6,883	862,577
Workday, Inc. Class A (a)	12,897	1,312,141
Workiva, Inc. (a)	2,400	51,360
Zendesk, Inc. (a)	9,587	324,424
Zix Corp. (a)	5,100	22,338
Zynga, Inc. Class A (a)	74,200	296,800

		22,101,164

SPECIALTY RETAIL — 1.7%
Aaron’s, Inc.	6,038	240,614
Abercrombie & Fitch Co. Class A	6,596	114,968
American Eagle Outfitters, Inc.	15,550	292,340
America’s Car-Mart, Inc. (a)	644	28,755
Asbury Automotive Group, Inc. (a)	1,822	116,608
Ascena Retail Group, Inc. (a) (b)	18,863	44,328
At Home Group, Inc. (a)	500	15,195
AutoNation, Inc. (a)	5,600	287,448
Barnes & Noble Education, Inc. (a)	4,200	34,608
Barnes & Noble, Inc.	5,754	38,552
Bed Bath & Beyond, Inc.	13,200	290,268
Big 5 Sporting Goods Corp. (b)	1,500	11,400
Boot Barn Holdings, Inc. (a) (b)	1,200	19,932
Buckle, Inc. (b)	2,784	66,120
Build-A-Bear Workshop, Inc. (a)	1,300	11,960
Burlington Stores, Inc. (a)	6,584	810,030
Caleres, Inc.	4,000	133,920
Camping World Holdings, Inc. Class A	3,000	134,190
Carvana Co. (a)	1,400	26,768
Cato Corp. Class A	2,500	39,800
Chico’s FAS, Inc.	12,300	108,486
Children’s Place, Inc. (b)	1,662	241,572
Citi Trends, Inc.	1,300	34,398
Conn’s, Inc. (a) (b)	1,743	61,964
Container Store Group Inc. (a)	1,000	4,740
Dick’s Sporting Goods, Inc.	7,944	228,311
DSW, Inc. Class A	6,300	134,883
Express, Inc. (a)	7,449	75,607
Finish Line, Inc. Class A (b)	3,800	55,214
Five Below, Inc. (a)	5,154	341,813
Floor & Decor Holdings, Inc. Class A (a)	2,100	102,228
Francesca’s Holdings Corp. (a)	3,575	26,133
GameStop Corp. Class A (b)	9,565	171,692
Genesco, Inc. (a)	1,905	61,912
GNC Holdings, Inc. Class A (b)	7,478	27,594
Group 1 Automotive, Inc.	1,952	138,533
Guess?, Inc. (b)	5,700	96,216
Haverty Furniture Cos., Inc.	1,800	40,770
Hibbett Sports, Inc. (a) (b)	2,234	45,574
J. Jill, Inc. (a)	800	6,240
Kirkland’s, Inc. (a)	1,500	17,948
Lithia Motors, Inc. Class A (b)	2,214	251,488
Lumber Liquidators Holdings, Inc. (a) (b)	2,676	84,000

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
MarineMax, Inc. (a)	1,978	$37,384
Michaels Cos., Inc. (a)	10,691	258,615
Monro, Inc. (b)	2,998	170,736
Murphy USA, Inc. (a)	3,186	256,027
National Vision Holdings, Inc. (a)	1,800	73,098
Office Depot, Inc.	49,098	173,807
Party City Holdco, Inc. (a) (b)	2,600	36,270
Penske Automotive Group, Inc.	3,477	166,374
Pier 1 Imports, Inc.	6,900	28,566
Rent-A-Center, Inc. (b)	4,100	45,510
RH (a) (b)	1,929	166,299
Sally Beauty Holdings, Inc. (a)	12,407	232,755
Shoe Carnival, Inc.	1,300	34,775
Sleep Number Corp. (a)	3,776	141,940
Sonic Automotive, Inc. Class A	2,400	44,280
Sportsman’s Warehouse Holdings, Inc. (a) (b)	3,500	23,135
Tailored Brands, Inc.	4,752	103,736
Tile Shop Holdings, Inc.	3,819	36,662
Tilly’s, Inc. Class A	1,300	19,188
Urban Outfitters, Inc. (a)	7,814	273,959
Vitamin Shoppe, Inc. (a) (b)	1,500	6,600
Williams-Sonoma, Inc. (b)	8,148	421,252
Winmark Corp	174	22,516
Zumiez, Inc. (a)	1,800	37,485

		7,926,089

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	10,500	90,720
Avid Technology, Inc. (a)	3,200	17,248
CPI Card Group, Inc. (b)	254	931
Cray, Inc. (a)	3,866	93,557
Diebold Nixdorf, Inc. (b)	7,251	118,554
Eastman Kodak Co. (a) (b)	1,000	3,100
Electronics For Imaging, Inc. (a)	4,405	130,080
Immersion Corp. (a) (b)	2,835	20,015
Intevac, Inc. (a)	1,400	9,590
NCR Corp. (a)	11,667	396,561
Pure Storage, Inc. Class A (a)	9,300	147,498
Quantum Corp. (a)	2,700	15,201
Stratasys, Ltd. (a)	4,782	95,449
Super Micro Computer, Inc. (a)	3,772	78,929
USA Technologies, Inc. (a)	4,600	44,850

		1,262,283

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	4,477	526,003
Columbia Sportswear Co.	2,787	200,330
Crocs, Inc. (a)	7,000	88,480
Culp, Inc.	1,100	36,850
Deckers Outdoor Corp. (a)	3,038	243,799
Delta Apparel, Inc. (a)	500	10,100
Fossil Group, Inc. (a) (b)	4,900	38,073
G-III Apparel Group, Ltd. (a)	4,181	154,237
Iconix Brand Group, Inc. (a)	3,500	4,515
lululemon athletica, Inc. (a)	9,232	725,543
Movado Group, Inc.	1,500	48,300
Oxford Industries, Inc.	1,530	115,041
Perry Ellis International, Inc. (a)	1,400	35,056
Sequential Brands Group, Inc. (a) (b)	2,310	4,112
Skechers U.S.A., Inc. Class A (a)	12,547	474,778
Steven Madden, Ltd. (a)	5,642	263,481
Superior Uniform Group, Inc.	800	21,368
Unifi, Inc. (a)	1,500	53,805
Vera Bradley, Inc. (a)	1,900	23,142
Wolverine World Wide, Inc.	9,100	290,108

		3,357,121

THRIFTS & MORTGAGE FINANCE — 1.1%
Bank Mutual Corp.	4,100	43,665
BankFinancial Corp.	1,400	21,476
Bear State Financial, Inc.	2,000	20,460
Beneficial Bancorp, Inc.	6,600	108,570
BofI Holding, Inc. (a) (b)	5,800	173,420
BSB Bancorp, Inc. (a)	779	22,786
Capitol Federal Financial, Inc.	12,300	164,943
Charter Financial Corp.	1,400	24,556
Clifton Bancorp, Inc.	2,120	36,252
Dime Community Bancshares, Inc.	3,000	62,850
Entegra Financial Corp. (a)	800	23,400
ESSA Bancorp, Inc.	600	9,402
Essent Group, Ltd. (a)	7,800	338,676
Federal Agricultural Mortgage Corp. Class C	845	66,113
First Defiance Financial Corp.	948	49,268
Flagstar Bancorp, Inc. (a)	2,000	74,840
Greene County Bancorp, Inc.	200	6,520
Hingham Institution for Savings	97	20,079
Home Bancorp, Inc.	700	30,254
HomeStreet, Inc. (a)	2,574	74,517
Impac Mortgage Holdings, Inc. (a) (b)	589	5,984
Kearny Financial Corp.	7,600	109,820
LendingTree, Inc. (a)	591	201,206
Malvern Bancorp, Inc. (a)	600	15,720
Merchants Bancorp	700	13,776
Meridian Bancorp, Inc.	4,600	94,760
Meta Financial Group, Inc.	881	81,625
MGIC Investment Corp. (a)	35,600	502,316
Nationstar Mortgage Holdings, Inc. (a)	2,800	51,800
New York Community Bancorp, Inc.	46,023	599,219
NMI Holdings, Inc. Class A (a)	5,500	93,500
Northfield Bancorp, Inc.	4,100	70,028
Northwest Bancshares, Inc.	9,100	152,243
OceanFirst Financial Corp.	3,000	78,750
Oconee Federal Financial Corp.	100	2,870
Ocwen Financial Corp. (a) (b)	11,600	36,308
Oritani Financial Corp.	3,800	62,320
PCSB Financial Corp. (a)	1,700	32,385

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
PennyMac Financial Services, Inc. Class A (a)	1,500	$33,525
PHH Corp. (a)	3,100	31,930
Provident Bancorp, Inc. (a)	300	7,935
Provident Financial Holdings, Inc.	400	7,360
Provident Financial Services, Inc.	5,900	159,123
Prudential Bancorp, Inc.	600	10,560
Radian Group, Inc.	20,900	430,749
Riverview Bancorp, Inc.	1,600	13,872
SI Financial Group, Inc.	700	10,290
Southern Missouri Bancorp, Inc.	700	26,313
Territorial Bancorp, Inc.	755	23,307
TFS Financial Corp.	5,029	75,133
Timberland Bancorp, Inc.	600	15,930
TrustCo Bank Corp. NY	8,900	81,880
United Community Financial Corp.	4,700	42,911
United Financial Bancorp, Inc.	4,900	86,436
Walker & Dunlop, Inc. (a)	2,700	128,250
Washington Federal, Inc.	8,317	284,857
Waterstone Financial, Inc.	2,700	46,035
Western New England Bancorp, Inc.	3,100	33,790
WSFS Financial Corp.	2,900	138,765

		5,265,628

TOBACCO — 0.1%
Turning Point Brands, Inc. (b)	400	8,452
Universal Corp.	2,341	122,902
Vector Group, Ltd. (b)	9,397	210,305

		341,659

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	9,300	447,237
Aircastle, Ltd.	4,600	107,594
Applied Industrial Technologies, Inc.	3,661	249,314
Beacon Roofing Supply, Inc. (a)	6,349	404,812
BMC Stock Holdings, Inc. (a)	6,325	160,023
CAI International, Inc. (a)	1,500	42,480
DXP Enterprises, Inc. (a)	1,500	44,355
EnviroStar, Inc. (b)	300	12,000
Foundation Building Materials, Inc. (a) (b)	1,200	17,748
GATX Corp.	3,685	229,060
GMS, Inc. (a)	2,600	97,864
H&E Equipment Services, Inc.	3,000	121,950
HD Supply Holdings, Inc. (a)	18,030	721,741
Herc Holdings, Inc. (a)	2,338	146,382
Huttig Building Products, Inc. (a) (b)	1,700	11,305
Kaman Corp.	2,699	158,809
Lawson Products, Inc. (a)	400	9,900
MRC Global, Inc. (a)	8,600	145,512
MSC Industrial Direct Co., Inc. Class A	4,240	409,838
Nexeo Solutions, Inc. (a)	2,500	22,750
NOW, Inc. (a)	10,300	113,609
Rush Enterprises, Inc. Class A (a)	2,900	147,349
Rush Enterprises, Inc. Class B (a)	500	24,105
SiteOne Landscape Supply, Inc. (a)	3,300	253,110
Textainer Group Holdings, Ltd. (a)	2,600	55,900
Titan Machinery, Inc. (a)	1,800	38,106
Triton International, Ltd. (a)	4,500	168,525
Univar, Inc. (a)	11,001	340,591
Veritiv Corp. (a)	1,091	31,530
Watsco, Inc.	2,936	499,238
WESCO International, Inc. (a)	4,528	308,583
Willis Lease Finance Corp. (a)	200	4,994

		5,546,314

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	7,720	495,624

WATER UTILITIES — 0.3%
American States Water Co.	3,446	199,558
Aqua America, Inc.	17,164	673,344
AquaVenture Holdings, Ltd. (a) (b)	1,100	17,072
Artesian Resources Corp. Class A	851	32,814
Cadiz, Inc. (a) (b)	2,400	34,200
California Water Service Group	4,576	207,522
Connecticut Water Service, Inc.	1,100	63,151
Consolidated Water Co., Ltd.	1,100	13,860
Evoqua Water Technologies Corp. (a)	3,100	73,501
Global Water Resources, Inc.	700	6,538
Middlesex Water Co.	1,500	59,865
Pure Cycle Corp. (a)	1,200	10,020
SJW Group	1,600	102,128
York Water Co.	1,200	40,680

		1,534,253

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless, Inc. (a)	3,600	81,000
Shenandoah Telecommunications Co.	4,450	150,410
Spok Holdings, Inc.	2,200	34,430
Sprint Corp. (a)	60,774	357,959
Telephone & Data Systems, Inc.	9,300	258,540
T-Mobile US, Inc. (a)	28,423	1,805,145
United States Cellular Corp. (a)	1,300	48,918

		2,736,402

TOTAL COMMON STOCKS (Cost $414,512,005)		463,372,227

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (f)	1,009	2,472

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (f)	200	$2,354

		4,826

DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (f)	2,400	1,296

MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (f)	6,500	650

TOTAL RIGHTS (Cost $2,428)		6,772

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	8,226,262	8,226,262
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	7,878,272	7,878,272

TOTAL SHORT-TERM INVESTMENTS (Cost $16,104,534)		16,104,534

TOTAL INVESTMENTS — 103.1% (Cost $430,618,967)		479,483,533

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(14,613,789)

NET ASSETS — 100.0%		$464,869,744

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $6,772, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini S&P MidCap 400 Index (long)	03/16/2018	25	$4,733,986	$4,756,000	$22,014
Russell 2000 Mini Index Futures (long)	03/16/2018	45	3,428,617	3,457,125	$28,508

Total unrealized depreciation on open futures contracts purchased					$50,522

During the period ended December 31, 2017, average notional value related to futures contracts was $6,136,479 or less than 0.5% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,792,752	$—	$—	$7,792,752

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Air Freight & Logistics	$1,704,246	$—	$—		$1,704,246
Airlines	2,032,342	—	—		2,032,342
Auto Components	5,699,255	—	—		5,699,255
Automobiles	4,904,763	—	—		4,904,763
Banks	32,979,366	—	—		32,979,366
Beverages	528,177	—	—		528,177
Biotechnology	20,838,730	—	—		20,838,730
Building Products	5,168,444	—	—		5,168,444
Capital Markets	10,782,741	—	—		10,782,741
Chemicals	12,382,127	—	—		12,382,127
Commercial Services & Supplies	7,185,867	—	—		7,185,867
Communications Equipment	7,078,855	—	—		7,078,855
Construction & Engineering	3,438,901	—	—		3,438,901
Construction Materials	1,008,099	—	—		1,008,099
Consumer Finance	3,716,615	—	—		3,716,615
Containers & Packaging	4,171,715	—	—		4,171,715
Distributors	651,309	—	—		651,309
Diversified Consumer Services	3,815,640	—	—		3,815,640
Diversified Financial Services	1,014,390	—	—		1,014,390
Diversified Telecommunication Services	1,943,540	—	—		1,943,540
Electric Utilities	4,798,210	—	—		4,798,210
Electrical Equipment	3,255,892	—	—		3,255,892
Electronic Equipment, Instruments & Components	14,303,686	—	—		14,303,686
Energy Equipment & Services	4,901,812	—	—		4,901,812
Equity Real Estate Investment Trusts (REITS)	14,017,936	—	—		14,017,936
Food & Staples Retailing	2,670,939	—	—		2,670,939
Food Products	8,133,153	—	—		8,133,153
Gas Utilities	4,421,271	—	—		4,421,271
Health Care Equipment & Supplies	11,704,176	—	—		11,704,176
Health Care Providers & Services	6,026,846	—	—		6,026,846
Health Care Technology	2,579,492	—	—		2,579,492
Hotels, Restaurants & Leisure	15,692,044	—	—		15,692,044
Household Durables	5,968,419	—	—		5,968,419
Household Products	1,080,107	—	—		1,080,107
Independent Power Producers & Energy Traders	1,750,653	—	—		1,750,653
Industrial Conglomerates	791,328	—	—		791,328
Insurance	17,333,059	—	—		17,333,059
Internet & Catalog Retail	2,825,366	—	—		2,825,366
Internet Software & Services	12,028,425	—	—		12,028,425
IT Services	16,087,026	—	—		16,087,026
Leisure Equipment & Products	1,804,381	—	—		1,804,381
Life Sciences Tools & Services	3,572,043	—	—		3,572,043
Machinery	18,800,158	—	—		18,800,158
Marine	578,479	—	—		578,479
Media	9,883,950	—	—		9,883,950
Metals & Mining	6,765,805	—	0	(a)	6,765,805
Mortgage Real Estate Investment Trust (REITs)	3,974,518	—	—		3,974,518
Multi-Utilities	1,994,074	—	—		1,994,074
Multiline Retail	662,774	—	—		662,774
Oil, Gas & Consumable Fuels	15,516,898	—	—		15,516,898
Paper & Forest Products	1,588,522	—	—		1,588,522
Personal Products	1,393,108	—	—		1,393,108
Pharmaceuticals	5,257,960	—	—		5,257,960
Professional Services	4,545,314	—	—		4,545,314

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$24,323,595	$—	$—	$24,323,595
Real Estate Management & Development	2,245,534	—	—	2,245,534
Road & Rail	4,107,658	—	—	4,107,658
Semiconductors & Semiconductor Equipment	16,583,205	—	—	16,583,205
Software	22,101,164	—	—	22,101,164
Specialty Retail	7,926,089	—	—	7,926,089
Technology Hardware, Storage & Peripherals	1,262,283	—	—	1,262,283
Textiles, Apparel & Luxury Goods	3,357,121	—	—	3,357,121
Thrifts & Mortgage Finance	5,265,628	—	—	5,265,628
Tobacco	341,659	—	—	341,659
Trading Companies & Distributors	5,546,314	—	—	5,546,314
Transportation Infrastructure	495,624	—	—	495,624
Water Utilities	1,534,253	—	—	1,534,253
Wireless Telecommunication Services	2,736,402	—	—	2,736,402
Rights
Biotechnology	—	4,826	—	4,826
Diversified Financial Services	—	1,296	—	1,296
Media	—	650	—	650
Short-Term Investments	16,104,534	—	—	16,104,534

TOTAL INVESTMENTS	$479,476,761	$6,772	$0	$479,483,533

Other Financial Instruments:
Futures Contracts (b)	50,522	—	—	50,522

TOTAL OTHER FINANCIAL INSTRUMENTS	$50,522	$—	$—	$50,522

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$479,527,283	$6,772	$0	$479,534,055

(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$153,871,163	$145,644,901	$—	$—	8,226,262	$8,226,262	$49,112	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,020,616	3,020,616	147,489,916	150,510,532	—	—	—	—	14,475	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	26,193,773	18,315,501	—	—	7,878,272	7,878,272	120,447	—

Total		$3,020,616	$327,554,852	$314,470,934	$—	$—		$16,104,534	$184,034	$—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$657,635,967	$1,682,770,091	$463,378,999
Investments in affiliated issuers, at value	47,567,027	30,380,293	16,104,534

Total Investments	705,202,994	1,713,150,384	479,483,533
Foreign currency, at value	—	7,575,597	—
Cash at broker	—	1,165,250	282,750
Cash	125,454	389	9
Receivable from broker — variation margin on open futures contracts	—	1,449,114	—
Receivable for investments sold	308,993	6,773	—
Receivable for fund shares sold	25,884,452	8,050,694	96,215
Dividends receivable — unaffiliated issuers	—	1,514,779	620,752
Dividends receivable — affiliated issuers	27,986	45,810	11,433
Interest receivable — unaffiliated issuers	3,726,760	—	—
Securities lending income receivable — unaffiliated issuers	—	3,396	7,061
Securities lending income receivable — affiliated issuers	—	15,050	20,974
Receivable from Adviser	53,166	—	47,125
Receivable for foreign taxes recoverable	132	1,099,187	—
Prepaid expenses and other assets	103	270	69

TOTAL ASSETS	735,330,040	1,734,076,693	480,569,921

LIABILITIES
Payable upon return of securities loaned	—	10,302,133	7,878,272
Payable for investments purchased	47,701,621	58,577,625	—
Payable for fund shares repurchased	1,623	9,281,281	7,700,000
Payable to broker — variation margin on open futures contracts	—	—	58,433
Deferred foreign taxes payable	—	534,672	—
Advisory fee payable	5,284	23,868	825
Custodian fees payable	—	348	—
Registration and filing fees payable	18,238	40,575	12,114
Professional fees payable	57,854	55,364	46,605
Printing and postage fees payable	4,780	—	3,864
Accrued expenses and other liabilities	94	—	64

TOTAL LIABILITIES	47,789,494	78,815,866	15,700,177

NET ASSETS	$687,540,546	$1,655,260,827	$464,869,744

NET ASSETS CONSIST OF:
Paid-in Capital	$690,786,758	$1,429,802,098	$415,668,340
Undistributed (distribution in excess of) net investment income (loss)	92,494	(3,403,250)	48,134
Accumulated net realized gain (loss) on investments	(1,148,513)	(4,862,611)	238,182
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	(2,190,193)	232,514,070	48,864,566
Foreign currency translations	—	144,646	—
Futures contracts	—	1,065,874	50,522

NET ASSETS	$687,540,546	$1,655,260,827	$464,869,744

NET ASSET VALUE PER SHARE
Net asset value per share	$10.00	$10.81	$12.10

Shares of beneficial interest	68,767,901	153,151,252	38,404,877

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$659,826,160	$1,449,721,349	$414,514,433
Investments in affiliated issuers	47,567,027	30,380,293	16,104,534

Total cost of investments	$707,393,187	$1,480,101,642	$430,618,967

Foreign currency, at cost	$—	$7,495,257	$—

*Includes investments in securities on loan, at value	$—	$26,469,410	$38,743,051

**Includes deferred foreign taxes.	$—	$534,672	$—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,784,324	$12,459	$14,518
Dividend income — unaffiliated issuers	—	29,885,260	4,497,827
Dividend income — affiliated issuers	149,592	202,265	63,587
Dividend income — non-cash transactions unaffiliated issuers	—	3,428,684	—
Unaffiliated securities lending income	—	43,360	56,222
Affiliated securities lending income	—	124,608	120,447
Foreign taxes withheld	(293)	(3,001,101)	(3,700)

TOTAL INVESTMENT INCOME (LOSS)	10,933,623	30,695,535	4,748,901

EXPENSES
Advisory fee	55,070	136,510	37,528
Custodian fees	—	222,542	—
Trustees’ fees and expenses	27,992	36,043	25,984
Registration and filing fees	19,253	42,662	12,374
Professional fees and expenses	149,612	158,641	139,045
Printing and postage fees	13,734	14,855	11,056
Insurance expense	427	820	184
Miscellaneous expenses	12,826	44,645	8,970

TOTAL EXPENSES	278,914	656,718	235,141

Expenses waived/reimbursed by the Adviser	(129,430)	—	(139,620)

NET EXPENSES	149,484	656,718	95,521

NET INVESTMENT INCOME (LOSS)	10,784,139	30,038,817	4,653,380

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	1,917	(264,997)	9,455,997
Foreign currency transactions	—	175,300	4
Futures contracts	—	6,876,009	744,045

Net realized gain (loss)	1,917	6,786,312	10,200,046

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	3,585,517	233,090,542	37,886,397
Foreign currency translations	—	220,077	—
Futures contracts	—	1,141,514	88,162

Net change in unrealized appreciation/depreciation	3,585,517	234,452,133	37,974,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,587,434	241,238,445	48,174,605

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,371,573	$271,277,262	$52,827,985

*Includes foreign capital gain taxes	$—	$(12,006)	$—

**Includes foreign deferred taxes	$—	$(509,836)	$—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,784,139	$3,485,523	$30,038,817	$7,946,745	$4,653,380	$1,275,800
Net realized gain (loss)	1,917	(287,487)	6,786,312	(4,607,168)	10,200,046	1,442,520
Net change in unrealized appreciation/depreciation	3,585,517	(4,935,390)	234,452,133	13,134,706	37,974,559	12,658,138

Net increase (decrease) in net assets resulting from operations	14,371,573	(1,737,354)	271,277,262	16,474,283	52,827,985	15,376,458

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,429,095)	(3,169,215)	(33,180,975)	(8,017,668)	(4,609,816)	(1,296,402)
Net realized gains	—	(287,585)	(6,154,854)	—	(10,070,162)	(1,204,195)

Total distributions to shareholders	(11,429,095)	(3,456,800)	(39,335,829)	(8,017,668)	(14,679,978)	(2,500,597)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	469,604,095	189,555,151	1,063,226,907	473,015,931	298,451,424	120,269,317
Reinvestment of distributions	11,429,095	3,456,799	39,335,829	8,017,668	14,679,978	2,500,596
Cost of shares redeemed	(46,340,630)	(21,754,269)	(231,943,186)	(54,251,622)	(28,678,286)	(21,528,449)

Net increase (decrease) in net assets from capital transactions	434,692,560	171,257,681	870,619,550	426,781,977	284,453,116	101,241,464

Net increase (decrease) in net assets during the period	437,635,038	166,063,527	1,102,560,983	435,238,592	322,601,123	114,117,325

Net assets at beginning of period	249,905,508	83,841,981	552,699,844	117,461,252	142,268,621	28,151,296

NET ASSETS AT END OF PERIOD	$687,540,546	$249,905,508	$1,655,260,827	$552,699,844	$464,869,744	$142,268,621

Undistributed (distribution in excess of) net investment income (loss)	$92,494	$(127,004)	$(3,403,250)	$(429,427)	$48,134	$(3,954)

SHARES OF BENEFICIAL INTEREST:
Shares sold	47,044,095	18,529,423	108,794,238	54,609,188	26,285,610	12,187,686
Reinvestment of distributions	1,142,265	341,605	3,735,596	925,828	1,222,313	233,482
Shares redeemed	(4,626,971)	(2,139,740)	(22,658,320)	(6,157,992)	(2,462,688)	(2,089,826)

Net increase (decrease)	43,559,389	16,731,288	89,871,514	49,377,024	25,045,235	10,331,342

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$9.91	$9.89	$10.14		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.23	0.20		0.04
Net realized and unrealized gain (loss)	0.10	0.01	(0.13)		0.16

Total from investment operations	0.33	0.24	0.07		0.20

Voluntary contribution from Adviser	—	—	0.00	(b)	0.00	(b)

Distributions to shareholders from:
Net investment income	(0.24)	(0.21)	(0.19)		(0.04)
Net realized gains	—	(0.01)	(0.11)		(0.02)
Return of Capital	—	—	(0.02)		—

Total distributions	(0.24)	(0.22)	(0.32)		(0.06)

Net asset value, end of period	$10.00	$9.91	$9.89		$10.14

Total return (c)	3.38%	2.39%	0.65	%(d)	2.00	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$687,541	$249,906	$83,842		$80,044
Ratios to average net assets:
Total expenses	0.06%	0.14%	0.17%		0.25	%(f)
Net expenses	0.03%	0.01%	0.03%		0.04	%(f)
Net investment income (loss)	2.31%	2.24%	2.00%		1.52	%(f)
Portfolio turnover rate	99%	194%	62	%(g)	16	%(g)(h)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
(h)	Not annualized.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$8.73	$8.45	$9.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.22	0.25		0.05
Net realized and unrealized gain (loss)	2.12	0.20	(0.79)		(0.82)

Total from investment operations	2.38	0.42	(0.54)		(0.77)

Voluntary contribution from Adviser	—	—	0.00	(b)	0.00	(b)

Distributions to shareholders from:
Net investment income	(0.25)	(0.14)	(0.18)		(0.06)
Net realized gains	(0.05)	—	—		—

Total distributions	(0.30)	(0.14)	(0.18)		(0.06)

Net asset value, end of period	$10.81	$8.73	$8.45		$9.17

Total return (c)	27.20%	5.06%	(5.84	)%(d)	(7.72	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,655,261	$552,700	$117,461		$49,460
Ratios to average net assets:
Total expenses	0.06%	0.23%	0.48%		0.73	%(f)
Net expenses	0.06%	0.08%	0.08%		0.31	%(f)
Net investment income (loss)	2.59%	2.51%	2.73%		1.77	%(f)
Portfolio turnover rate	2%	8%	3%		0	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$10.65	$9.30	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.15	0.06
Net realized and unrealized gain (loss)	1.76	1.38	(0.69)

Total from investment operations	1.93	1.53	(0.63)

Distributions to shareholders from:
Net investment income	(0.15)	(0.09)	(0.06)
Net realized gains	(0.33)	(0.09)	(0.01)

Total distributions	(0.48)	(0.18)	(0.07)

Net asset value, end of period	$12.10	$10.65	$9.30

Total return (b)	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.07%	0.22%	0.41	%(c)
Net expenses	0.03%	0.03%	0.03	%(c)
Net investment income (loss)	1.46%	1.55%	1.61	%(c)
Portfolio turnover rate	21%	21%	8	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the “Fund”)	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund (the “Fund”)	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the “Fund”)	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the “Portfolio”)		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio (the “Portfolio”)		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”)		August 12, 2015	Diversified

Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are attached to this report and should be used in conjunction with the corresponding Fund’s financial statements.

Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2017
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	15.78%
State Street Global Equity ex-U.S. Index Fund	State Street Global Equity ex-U.S. Index Portfolio	27.70%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	5.14%

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

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The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:

Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an

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investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Foreign Taxes

The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolios’ Statements of Assets and Liabilities.

As of August 17, 2017, State Street Global Equity ex-U.S. Index Portfolio’s NAV was impacted by adjustments to certain foreign tax accruals. The per share impact was less than $0.005 per share.

Distributions

The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:

Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

4.	Derivative Financial Instruments

Futures Contracts

Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial

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margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the following Portfolios entered into futures contracts for the strategies listed below:

Portfolios	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity

The following tables summarize the value of the Portfolios’ derivative instruments as of December 31, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts (a)	$—	$—	$—	$1,065,874	$—	$1,065,874

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts (a)	$—	$—	$—	$50,522	$—	$50,522

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$6,876,009	$—	$6,876,009

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December 31, 2017

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$744,045	$—	$744,045

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$1,141,514	$—	$1,141,514

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$88,162	$—	$88,162

5.	Fees and Transactions with Affiliates

Advisory Fee

The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03

The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund, the State Street Global Equity ex-U.S. Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.04%, 0.10% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2018 except with the approval of the Funds’ Board.

SSGA FM is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder

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servicing and sub-transfer agency expenses) exceed 0.04% and 0.08%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios’ Board.

SSGA FM is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2018 except with the approval of the Portfolios’ Board.

With respect to the State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.

For the period ended December 31, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its administration services, each Portfolio pays SSGA FM an annual fee. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as custodian, sub-administrator and transfer agent to the Portfolios.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$736,551,029	$442,037,368	$150,925,411	$13,448,539
State Street Global Equity ex-U.S. Index Portfolio	—	—	932,527,378	20,097,108
State Street Small/Mid Cap Equity Index Portfolio	—	—	335,068,581	65,370,971

8.	Income Tax Information

The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, REITs, amortization and accretion of premium and discount for financial statement purposes, passive foreign investment companies, partnerships, non-REIT ROC and wash sale loss deferrals.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Aggregate Bond Index Fund	$2,419,118	$93,080	$—	$2,512,198
State Street Global Equity ex-U.S. Index Fund	12,084,698	5,949,925	—	18,034,623
State Street Small/Mid Cap Equity Index Fund	661,481	589,731	—	1,251,212
State Street Aggregate Bond Index Portfolio	11,429,095	—	—	11,429,095
State Street Global Equity ex-U.S. Index Portfolio	36,284,705	3,051,124	—	39,335,829
State Street Small/Mid Cap Equity Index Portfolio	8,844,308	5,835,670	—	14,679,978

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Aggregate Bond Index Fund	$1,376,959	$59,776	$—	$1,436,735
State Street Global Equity ex-U.S. Index Fund	2,979,405	—	—	2,979,405
State Street Small/Mid Cap Equity Index Fund	167,382	606	—	167,988
State Street Aggregate Bond Index Portfolio	3,456,800	—	—	3,456,800
State Street Global Equity ex-U.S. Index Portfolio	8,017,668	—	—	8,017,668
State Street Small/Mid Cap Equity Index Portfolio	1,988,642	511,955	—	2,500,597

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
State Street Aggregate Bond Index Fund	$1,658	$—	$—	$(998,782)	$(51,506)	$(1,048,630)
State Street Global Equity ex-U.S. Index Fund	—	—	13,293,904	45,265,804	—	58,559,708
State Street Small/Mid Cap Equity Index Fund	—	—	428,921	2,096,273	—	2,525,194
State Street Aggregate Bond Index Portfolio	92,494	(1,031,465)	—	(2,307,241)	—	(3,246,212)
State Street Global Equity ex-U.S. Index Portfolio	332,176	—	—	225,126,553	—	225,458,729
State Street Small/Mid Cap Equity Index Portfolio	282,100	—	1,573,276	47,346,020	—	49,201,396

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2017, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
State Street Aggregate Bond Index Portfolio	$—	$—	$436,021	$595,444

**	Must be utilized prior to losses subject to expiration.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$109,496,393	$—	$998,782	$(998,782)
State Street Global Equity ex-U.S. Index Fund	413,336,012	45,265,804	—	45,265,804
State Street Small/Mid Cap Equity Index Fund	21,799,514	2,096,273	—	2,096,273
State Street Aggregate Bond Index Portfolio	707,510,235	3,577,029	5,884,270	(2,307,241)
State Street Global Equity ex-U.S. Index Portfolio	1,488,703,833	248,741,565	23,229,140	225,512,425
State Street Small/Mid Cap Equity Index Portfolio	432,137,505	62,175,513	14,829,485	47,346,028

9.	Securities Lending

Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolios’ Statements of Assets and Liabilities . Non-cash collateral is not disclosed in the Portfolios’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios’ Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Global Equity ex-U.S. Index Portfolio	$26,469,410	$10,302,133	$17,176,637	$27,478,770
State Street Small/Mid Cap Equity Index Portfolio	38,743,051	7,878,272	32,194,134	40,072,406

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Global Equity ex-U.S. Index Portfolio	Common Stocks	$10,302,133	$—	$—	$—	$10,302,133	$10,302,133
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	7,878,272	—	—	—	7,878,272	7,878,272

10.	Line of Credit

The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolios and other affiliated funds participated in a $360 million revolving credit facility.

The Portfolios had no outstanding loans as of December 31, 2017.

11.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

12.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

13.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio and the Board of Trustees of State Street Institutional Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively, the “Funds”), and State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively, the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds and Portfolios (six of the Funds and Portfolios constituting State Street Institutional Investment Trust) at December 31, 2017, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statement of changes in net assets	Financial highlights
State Street Aggregate Bond Index Fund	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the three years in the period ended December 31, 2017 and the period from September 14, 2014 (commencement of operations) through December 31, 2014
State Street Global Equity ex-U.S. Index Fund	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the three years in the period ended December 31, 2017 and the period from September 17, 2014 (commencement of operations) through December 31, 2014
State Street Small/Mid Cap Equity Index Fund	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the two years in the period ended December 31, 2017 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
State Street Aggregate Bond Index Portfolio	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the three years in the period ended December 31, 2017 and the period from September 19, 2014 (commencement of operations) through December 31, 2014
State Street Global Equity ex-U.S. Index Portfolio	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the three years in the period ended December 31, 2017 and the period from September 17, 2014 (commencement of operations) through December 31, 2014
State Street Small/Mid Cap Equity Index Portfolio	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017	For each of the two years in the period ended December 31, 2017 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s and Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s or Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s or Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.36%	$1,008.70	$1.82	(a)	$1,023.40	$1.84	(a)
Class I	0.10	1,011.20	0.51	(a)	1,024.70	0.51	(a)
Class K	0.10	1,011.20	0.51	(a)	1,024.70	0.51	(a)
State Street Global Equity ex-U.S. Index Fund
Class A	0.55	1,111.60	2.93	(a)	1,022.40	2.80	(a)
Class I	0.11	1,113.30	0.59	(a)	1,024.70	0.56	(a)
Class K	0.15	1,114.30	0.80	(a)	1,024.40	0.77	(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.36	1,100.30	1.91	(a)	1,023.40	1.84	(a)
Class I	0.10	1,101.10	0.53	(a)	1,024.70	0.51	(a)
Class K	0.05	1,101.10	0.26	(a)	1,025.00	0.26	(a)
State Street Aggregate Bond Index Portfolio	0.06	1,011.90	0.30	(b)	1,024.90	0.31	(b)
State Street Global Equity Ex-U.S. Index Portfolio	0.05	1,115.10	0.27	(b)	1,025.00	0.26	(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,101.40	0.16	(b)	1,025.10	0.15	(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2017:

Amount
State Street Aggregate Bond Index Fund	$93,080
State Street Global Equity ex-U.S. Index Fund	5,949,925
State Street Small/Mid Cap Equity Index Fund	589,731
State Street Global Equity ex-U.S. Index Portfolio	3,051,124
State Street Small/Mid Cap Equity Index Portfolio	5,835,670

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Global Equity ex-U.S. Index Fund	$1,017,055
State Street Global Equity ex-U.S. Index Portfolio	2,984,489

The amount of foreign source income earned on the following Funds during the year ended December 31, 2017 were as follows:

Amount
State Street Global Equity ex-U.S. Index Fund	$11,261,382
State Street Global Equity ex-U.S. Index Portfolio	33,309,335

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds and Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees (1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-800-997-7327.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITCOREAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 37.19%, and the Index was 37.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, taxes, transaction costs and taxes, cash drag, and compounding contributed to the difference between the Fund’s performance and that of the Index.

The Fund generated positive returns for all four quarters of 2017 — the best of which was a double-digit mark set in the 1st quarter, whereby, backed by strong macro and earnings data, an optimistic tone was set across global markets, particularly in Emerging Markets, despite a faster than anticipated first 2017 interest rate hike by the Federal Reserve in March. This trend continued into the 2nd quarter, where the Fund again benefitted specifically from the continued strength in South Korea and Chinese stocks. Over the final two quarters of 2017, the Fund again exhibited strong performance, as markets continued to rally on the back of strong retail sales and improved macroeconomic and manufacturing data. The Fund benefited from a number of supporting factors, including the emergence of Brazilian and Russian stocks after two years in recession, as well as a weaker U.S. dollar that kept hard currency financing costs down and an acceleration in global trade. Another aspect that benefitted the Fund was recovering oil prices despite ongoing tensions between the U.S. and North Korea and political uncertainty in Saudi Arabia.

The Fund used MSCI Emerging Markets Index futures in order to gain exposure to the Index during the Reporting Period. The Fund’s use of MSCI Emerging Markets Index futures helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Samsung Electronics Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were China Huishan Dairy Holdings Co. Ltd., BRF SA, and Steinhoff International Holdings NV.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date * December 31, 2017
State Street Emerging Markets Equity Index Fund Class K	37.19%	22.90%
MSCI Emerging Markets Index (1)	37.28%	23.53%

*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. Index returns are net of dividend withholding taxes.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

2

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	97.1%
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Information Technology	26.7%
Financials	23.3
Consumer Discretionary	10.0
Materials	7.1
Energy	6.7
TOTAL	73.8%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 97.1%
BRAZIL — 6.6%
Ambev SA	511,285	$3,280,017
Atacadao Distribuicao Comercio e Industria Ltda (a)	45,000	206,882
B3 SA — Brasil Bolsa Balcao	222,492	1,527,951
Banco Bradesco SA Preference Shares	331,089	3,378,663
Banco Bradesco SA	99,268	959,432
Banco do Brasil SA	93,098	893,063
Banco Santander Brasil SA	44,500	427,681
BB Seguridade Participacoes SA	75,937	652,210
BR Malls Participacoes SA	88,603	340,031
Braskem SA Class A, Preference Shares	19,200	248,140
BRF SA(a)	49,123	542,010
CCR SA	131,969	642,519
Centrais Eletricas Brasileiras SA (a)	24,000	139,929
Centrais Eletricas Brasileiras SA Class B, Preference Shares	25,600	175,189
Cia Brasileira de Distribuicao Preference Shares	17,000	404,513
Cia de Saneamento Basico do Estado de Sao Paulo	37,000	382,928
Cia Energetica de Minas Gerais Preference Shares	99,100	205,245
Cia Energetica de Minas Gerais (a)	14,526	30,216
Cia Energetica de Minas Gerais (a)	837	1,665
Cia Siderurgica Nacional SA(a)	68,800	173,810
Cielo SA	132,456	939,183
Cosan SA Industria e Comercio	17,700	221,443
EDP — Energias do Brasil SA	33,550	141,600
Embraer SA	71,317	429,996
Engie Brasil Energia SA	17,870	191,301
Equatorial Energia SA	21,500	425,515
Fibria Celulose SA	26,835	387,102
Gerdau SA Preference Shares	113,900	425,095
Hypermarcas SA	38,400	416,750
Itau Unibanco Holding SA Preference Shares	351,741	4,515,128
Itausa — Investimentos Itau SA Preference Shares	432,205	1,409,803
Itausa — Investimentos Itau SA	248	786
JBS SA	89,000	263,209
Klabin SA	63,907	339,080
Kroton Educacional SA	149,921	831,614
Localiza Rent a Car SA	53,985	359,021
Lojas Americanas SA Preference Shares	77,773	399,756
Lojas Renner SA	77,292	826,955
M Dias Branco SA	10,600	166,489
Multiplan Empreendimentos Imobiliarios SA	8,818	188,477
Natura Cosmeticos SA	18,900	188,367
Odontoprev SA	29,500	141,493
Petroleo Brasileiro SA Preference Shares (a)	427,898	2,076,862
Petroleo Brasileiro SA(a)	321,614	1,639,532
Porto Seguro SA	12,600	137,999
Qualicorp SA	24,636	230,236
Raia Drogasil SA	25,100	694,637
Rumo SA(a)	119,322	466,554
Sul America SA	23,033	129,570
Suzano Papel e Celulose SA	49,600	279,468
Telefonica Brasil SA Preference Shares	48,555	711,689
TIM Participacoes SA	91,000	359,380
Transmissora Alianca de Energia Eletrica SA	20,700	133,170
Ultrapar Participacoes SA	39,182	885,909
Vale SA	343,584	4,170,122
WEG SA	61,100	444,099

		40,179,484

CHILE — 1.2%
AES Gener SA	347,306	115,038
Aguas Andinas SA Class A	287,699	190,589
Banco de Chile	2,692,028	431,614
Banco de Credito e Inversiones	4,880	339,469
Banco Santander Chile	7,157,791	560,886
Cencosud SA	155,514	459,451
Cia Cervecerias Unidas SA	16,265	244,049
Colbun SA	865,407	199,050
Embotelladora Andina SA Class B, Preference Shares	28,953	144,567
Empresa Nacional de Telecomunicaciones SA	16,785	188,689
Empresas CMPC SA	135,628	461,194
Empresas COPEC SA	49,311	779,027
Enel Americas SA	3,115,331	694,159
Enel Chile SA	2,151,997	254,784
Enel Generacion Chile SA	352,870	319,527
Itau CorpBanca	16,977,943	154,491
Latam Airlines Group SA	33,576	475,970
SACI Falabella	79,330	791,301
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	10,448	620,920

		7,424,775

CHINA — 28.2%
3SBio, Inc. (a)(b)	106,300	208,594
58.com, Inc. ADR(a)	9,900	708,543
AAC Technologies Holdings, Inc.	80,000	1,426,580
Agile Group Holdings, Ltd.	162,000	245,778
Agricultural Bank of China, Ltd. Class H	2,826,000	1,315,881
Air China, Ltd. Class H	206,000	249,815
Alibaba Group Holding, Ltd. ADR (a)	125,282	21,602,375
Alibaba Health Information Technology, Ltd. (a) (c)	368,500	186,199
Aluminum Corp. of China, Ltd. Class H (a) (c)	426,000	304,624

See accompanying notes to financial statements.

4

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	134,000	$629,949
ANTA Sports Products, Ltd.	117,000	530,573
Autohome, Inc. ADR (a)	5,600	362,152
AviChina Industry & Technology Co., Ltd. Class H	245,000	130,377
Baidu, Inc. ADR (a)	29,800	6,979,458
Bank of China, Ltd. Class H	8,651,000	4,249,529
Bank of Communications Co., Ltd. Class H	949,000	704,105
Beijing Capital International Airport Co., Ltd. Class H	164,000	247,134
Beijing Enterprises Holdings, Ltd.	54,500	323,488
Beijing Enterprises Water Group, Ltd.	536,000	414,824
Brilliance China Automotive Holdings, Ltd.	328,000	876,927
Byd Co., Ltd. Class H (c)	69,500	605,446
BYD Electronic International Co., Ltd.	69,000	150,228
CGN Power Co., Ltd. Class H (b)	1,153,700	312,876
China Cinda Asset Management Co., Ltd. Class H	941,481	344,446
China CITIC Bank Corp., Ltd. Class H	969,000	607,384
China Communications Construction Co., Ltd. Class H	481,000	546,388
China Communications Services Corp., Ltd. Class H	272,000	182,324
China Conch Venture Holdings, Ltd.	176,500	408,664
China Construction Bank Corp. Class H	9,154,000	8,431,146
China Everbright Bank Co., Ltd. Class H	308,000	143,809
China Everbright International, Ltd.	265,000	378,315
China Everbright, Ltd.	104,000	232,551
China Evergrande Group (a)	355,000	1,223,856
China Galaxy Securities Co., Ltd. Class H	356,000	262,311
China Huarong Asset Management Co., Ltd. Class H (b)	1,107,500	522,773
China Huishan Dairy Holdings Co., Ltd. (a) (d)	406,100	—
China Jinmao Holdings Group, Ltd.	388,000	170,739
China Life Insurance Co., Ltd. Class H	811,000	2,546,922
China Longyuan Power Group Corp., Ltd. Class H	343,000	243,956
China Medical System Holdings, Ltd.	152,000	354,271
China Mengniu Dairy Co., Ltd.	298,000	886,303
China Merchants Bank Co., Ltd. Class H	421,500	1,676,877
China Merchants Port Holdings Co., Ltd.	134,360	351,485
China Minsheng Banking Corp., Ltd. Class H	602,000	602,978
China Mobile, Ltd.	668,500	6,777,100
China Molybdenum Co., Ltd. Class H (c)	387,000	248,518
China National Building Material Co., Ltd. Class H (c)	318,000	284,346
China Oilfield Services, Ltd. Class H	206,000	200,537
China Overseas Land & Investment, Ltd.	420,000	1,351,234
China Pacific Insurance Group Co., Ltd. Class H	288,200	1,384,354
China Petroleum & Chemical Corp. Class H	2,784,000	2,040,643
China Railway Construction Corp., Ltd. Class H	220,000	254,973
China Railway Group, Ltd. Class H	428,000	316,457
China Resources Beer Holdings Co., Ltd.	175,333	629,129
China Resources Gas Group, Ltd.	96,000	348,151
China Resources Land, Ltd.	300,000	882,658
China Resources Pharmaceutical Group, Ltd.(b)	211,500	273,800
China Resources Power Holdings Co., Ltd.	206,000	383,682
China Shenhua Energy Co., Ltd. Class H	368,000	953,270
China Southern Airlines Co., Ltd. Class H	206,000	212,659
China State Construction International Holdings, Ltd.	224,000	313,479
China Taiping Insurance Holdings Co., Ltd.	175,400	657,416
China Telecom Corp., Ltd. Class H	1,506,000	716,657
China Unicom Hong Kong, Ltd. (a)	664,000	896,964
China Vanke Co., Ltd. Class H	128,200	511,665
Chongqing Rural Commercial Bank Co., Ltd. Class H	277,000	195,597
CITIC Securities Co., Ltd. Class H	250,500	516,554
CITIC, Ltd.	630,000	909,061
CNOOC, Ltd.	1,947,000	2,794,487
COSCO SHIPPING Ports, Ltd.	184,719	192,108
Country Garden Holdings Co., Ltd.	578,000	1,101,685
CRRC Corp., Ltd. Class H	458,000	489,796
CSPC Pharmaceutical Group, Ltd.	514,000	1,037,560
Ctrip.com International, Ltd. ADR (a)	42,867	1,890,435
Dongfeng Motor Group Co., Ltd. Class H	294,000	355,780
ENN Energy Holdings, Ltd.	82,000	584,793
Far East Horizon, Ltd.	223,000	190,272
Fosun International, Ltd.	279,500	619,260

See accompanying notes to financial statements.

5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class H (b)	57,256	$241,335
Geely Automobile Holdings, Ltd.	532,000	1,844,268
GF Securities Co., Ltd. Class H	148,000	297,617
GOME Retail Holdings, Ltd. (c)	1,146,000	137,802
Great Wall Motor Co., Ltd. Class H (c)	344,500	394,417
Guangdong Investment, Ltd.	326,000	436,207
Guangzhou Automobile Group Co., Ltd. Class H	232,000	549,632
Guangzhou R&F Properties Co., Ltd.	107,200	241,626
Haitian International Holdings, Ltd.	72,000	216,443
Haitong Securities Co., Ltd. Class H	356,400	517,004
Hengan International Group Co., Ltd.	78,500	871,129
Huaneng Power International, Inc. Class H	460,000	288,335
Huaneng Renewables Corp., Ltd. Class H	498,000	168,818
Huatai Securities Co., Ltd. Class H (b)	174,700	347,733
Industrial & Commercial Bank of China, Ltd. Class H	8,028,000	6,459,535
JD.com, Inc. ADR (a)	71,567	2,964,305
Jiangsu Expressway Co., Ltd. Class H	134,000	203,983
Jiangxi Copper Co., Ltd. Class H	141,000	223,658
Kingsoft Corp., Ltd.	82,000	272,728
Kunlun Energy Co., Ltd.	350,000	364,448
Lenovo Group, Ltd.	794,000	447,922
Longfor Properties Co., Ltd.	162,500	407,014
Meitu, Inc. (a) (b)	132,000	183,716
Momo, Inc. ADR (a)	11,500	281,520
NetEase, Inc. ADR	8,673	2,992,792
New China Life Insurance Co., Ltd. Class H	84,200	575,170
New Oriental Education & Technology Group, Inc. ADR	14,700	1,381,800
Nexteer Automotive Group, Ltd. (a)	99,000	235,808
People’s Insurance Co. Group of China, Ltd. Class H	757,000	372,821
PetroChina Co., Ltd. Class H	2,280,000	1,589,551
PICC Property & Casualty Co., Ltd. Class H	498,000	956,847
Ping An Insurance Group Co. of China, Ltd. Class H	567,500	5,905,636
Semiconductor Manufacturing International Corp. (a) (c)	321,300	555,688
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	196,000	142,663
Shanghai Electric Group Co., Ltd. Class H (a) (c)	318,000	130,986
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	54,000	346,424
Shanghai Industrial Holdings, Ltd.	51,000	146,137
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	94,960	137,502
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,800	205,080
Shenzhou International Group Holdings, Ltd.	82,000	780,423
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	152,051
SINA Corp. (a)	6,200	621,922
Sino-Ocean Group Holding, Ltd.	311,500	214,778
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	216,315
Sinopharm Group Co., Ltd. Class H	129,600	560,357
SOHO China, Ltd.	241,000	140,889
Sunac China Holdings, Ltd.	221,700	917,452
Sunny Optical Technology Group Co., Ltd.	78,100	998,067
TAL Education Group ADR	30,900	918,039
Tencent Holdings, Ltd.	619,400	32,169,214
Tingyi Cayman Islands Holding Corp.	212,000	412,214
TravelSky Technology, Ltd. Class H	101,000	302,975
Tsingtao Brewery Co., Ltd. Class H	40,000	206,209
Vipshop Holdings, Ltd. ADR (a)	44,088	516,711
Want Want China Holdings, Ltd.	543,000	454,972
Weibo Corp. ADR (a) (c)	5,060	523,508
Weichai Power Co., Ltd. Class H	211,000	231,047
Yanzhou Coal Mining Co., Ltd. Class H	192,000	224,487
Yum China Holdings, Inc.	41,400	1,656,828
YY, Inc. ADR (a)	4,700	531,382
Zhejiang Expressway Co., Ltd. Class H	162,000	178,013
Zhuzhou CRRC Times Electric Co., Ltd. Class H	59,600	387,686
Zijin Mining Group Co., Ltd. Class H	630,000	237,742
ZTE Corp. Class H (a)	80,000	300,359

		171,287,773

COLOMBIA — 0.4%
Bancolombia SA	24,745	248,569
Bancolombia SA Preference Shares	49,759	498,840
Cementos Argos SA	50,813	196,135
Ecopetrol SA	532,983	394,670
Grupo Argos SA	31,797	222,457
Grupo Aval Acciones y Valores SA Preference Shares	366,121	158,250
Grupo de Inversiones Suramericana SA Preference Shares	11,829	154,576
Grupo de Inversiones Suramericana SA	25,441	343,532

See accompanying notes to financial statements.

6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Interconexion Electrica SA ESP	42,597	$202,673

		2,419,702

CZECH REPUBLIC — 0.2%
CEZ A/S	17,511	408,947
Komercni banka A/S	8,245	354,853
Moneta Money Bank A/S (b)	53,364	206,830
O2 Czech Republic A/S	6,222	80,921

		1,051,551

EGYPT — 0.1%
Commercial International Bank Egypt SAE	115,133	503,140
Egyptian Financial Group-Hermes Holding Co.	60,598	80,434
Global Telecom Holding SAE (a)	216,036	89,914

		673,488

GREECE — 0.3%
Alpha Bank AE (a)	150,648	323,265
Eurobank Ergasias SA (a)	201,024	205,181
FF Group (a)	3,869	88,272
Hellenic Telecommunications Organization SA	26,249	362,478
JUMBO SA	11,587	207,314
National Bank of Greece SA (a)	567,163	217,255
OPAP SA	24,021	302,866
Piraeus Bank SA (a)	30,958	114,125
Titan Cement Co. SA	5,183	142,524

		1,963,280

HONG KONG — 0.7%
Alibaba Pictures Group, Ltd. (a) (c)	1,415,900	190,180
China Gas Holdings, Ltd.	188,000	519,463
Fullshare Holdings, Ltd.	753,600	347,046
GCL-Poly Energy Holdings, Ltd. (a) (c)	1,456,000	260,755
Haier Electronics Group Co., Ltd.	139,000	380,515
Kingboard Chemical Holdings, Ltd.	67,500	364,816
Lee & Man Paper Manufacturing, Ltd.	179,000	211,577
Nine Dragons Paper Holdings, Ltd.	177,000	283,479
Shimao Property Holdings, Ltd.	131,000	284,881
Sino Biopharmaceutical, Ltd.	482,000	854,581
Sun Art Retail Group, Ltd.	259,500	274,196

		3,971,489

HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	39,041	454,137
OTP Bank PLC	26,080	1,082,242
Richter Gedeon Nyrt	14,989	393,391

		1,929,770

INDIA — 8.4%
ACC, Ltd.	5,064	139,954
Adani Ports & Special Economic Zone, Ltd.	78,724	501,618
Ambuja Cements, Ltd.	64,796	275,366
Ashok Leyland, Ltd.	124,370	233,239
Asian Paints, Ltd.	31,235	567,664
Aurobindo Pharma, Ltd.	28,214	303,634
Axis Bank, Ltd.	181,340	1,598,684
Bajaj Auto, Ltd.	9,077	473,813
Bajaj Finance, Ltd.	18,149	500,446
Bajaj Finserv, Ltd.	4,138	339,325
Bharat Forge, Ltd.	23,132	264,236
Bharat Heavy Electricals, Ltd.	91,879	133,369
Bharat Petroleum Corp., Ltd.	82,331	667,523
Bharti Airtel, Ltd.	129,890	1,079,983
Bharti Infratel, Ltd.	71,857	426,847
Bosch, Ltd.	792	249,211
Britannia Industries, Ltd.	3,249	240,017
Cadila Healthcare, Ltd.	21,302	145,112
Cipla, Ltd.	37,074	352,574
Coal India, Ltd.	73,365	302,299
Container Corp. Of India, Ltd.	4,453	96,549
Dabur India, Ltd.	59,004	323,319
Dr Reddy’s Laboratories, Ltd. ADR	1,119	42,030
Dr Reddy’s Laboratories, Ltd.	11,487	434,491
Eicher Motors, Ltd.	1,446	687,596
GAIL India, Ltd.	43,512	341,470
GAIL India, Ltd. GDR	1,917	91,153
Glenmark Pharmaceuticals, Ltd.	16,028	149,426
Godrej Consumer Products, Ltd.	26,349	412,816
Grasim Industries, Ltd.	35,653	650,834
Havells India, Ltd.	27,370	240,950
HCL Technologies, Ltd.	61,134	858,141
Hero MotoCorp, Ltd.	5,418	323,157
Hindalco Industries, Ltd.	126,701	544,202
Hindustan Petroleum Corp., Ltd.	67,205	441,172
Hindustan Unilever, Ltd.	70,977	1,514,840
Housing Development Finance Corp., Ltd.	164,806	4,416,602
ICICI Bank, Ltd. ADR	10,702	104,130
ICICI Bank, Ltd.	238,278	1,173,144
Idea Cellular, Ltd. (a)	159,267	270,363
IDFC Bank, Ltd.	158,938	134,964
Indiabulls Housing Finance, Ltd.	34,523	645,270
Indian Oil Corp., Ltd.	63,011	383,974
Infosys, Ltd. ADR	2,607	42,286
Infosys, Ltd.	175,791	2,867,767
ITC, Ltd.	368,529	1,519,960
JSW Steel, Ltd.	91,696	388,534
Larsen & Toubro, Ltd. GDR	8,125	157,219
Larsen & Toubro, Ltd.	44,061	870,762
LIC Housing Finance, Ltd.	32,033	282,803
Lupin, Ltd.	24,007	333,640
Mahindra & Mahindra Financial Services, Ltd.	30,712	227,282
Mahindra & Mahindra, Ltd. GDR	6,767	157,671
Mahindra & Mahindra, Ltd.	68,113	801,957
Marico, Ltd.	48,755	245,427
Maruti Suzuki India, Ltd.	11,420	1,741,837
Motherson Sumi Systems, Ltd.	67,613	402,008
Nestle India, Ltd.	2,494	306,772

See accompanying notes to financial statements.

7

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
NTPC, Ltd.	181,415	$501,234
Oil & Natural Gas Corp., Ltd.	139,294	425,668
Petronet LNG, Ltd.	51,095	203,491
Piramal Enterprises, Ltd.	8,427	378,127
Power Finance Corp., Ltd.	65,689	125,044
Reliance Industries, Ltd. GDR (b)	5,825	166,304
Reliance Industries, Ltd.	270,265	3,895,983
Rural Electrification Corp., Ltd.	75,115	183,470
Shree Cement, Ltd.	903	255,787
Shriram Transport Finance Co., Ltd.	15,929	367,607
Siemens, Ltd.	8,143	158,835
State Bank of India	157,462	764,768
State Bank of India GDR	2,954	143,860
Sun Pharmaceutical Industries, Ltd.	103,982	928,511
Tata Consultancy Services, Ltd.	50,136	2,120,829
Tata Motors, Ltd. ADR (a)	1,291	42,693
Tata Motors, Ltd. (a)	42,282	161,503
Tata Motors, Ltd. (a)	165,512	1,118,151
Tata Power Co., Ltd.	115,506	169,022
Tata Steel, Ltd.	21,865	250,414
Tata Steel, Ltd. GDR	10,534	120,088
Tech Mahindra, Ltd.	50,172	396,094
Titan Co., Ltd.	33,437	449,660
UltraTech Cement, Ltd.	9,529	645,386
United Spirits, Ltd. (a)	6,273	360,994
UPL, Ltd.	39,212	468,130
Vakrangee, Ltd.	23,108	151,694
Vakrangee, Ltd. (a) (e)	21,838	143,785
Vedanta, Ltd.	152,646	790,523
Vedanta, Ltd. ADR	2,124	44,243
Wipro, Ltd. ADR	18,541	101,419
Wipro, Ltd.	86,221	421,463
Yes Bank, Ltd.	183,478	905,784
Zee Entertainment Enterprises, Ltd.	57,360	522,398

		51,304,394

INDONESIA — 2.2%
Adaro Energy Tbk PT	1,562,200	214,166
AKR Corporindo Tbk PT	209,700	98,146
Astra International Tbk PT	2,188,900	1,339,073
Bank Central Asia Tbk PT	1,065,000	1,719,071
Bank Danamon Indonesia Tbk PT	371,500	190,302
Bank Mandiri Persero Tbk PT	2,021,100	1,191,730
Bank Negara Indonesia Persero Tbk PT	809,600	590,753
Bank Rakyat Indonesia Persero Tbk PT	5,997,200	1,608,978
Bank Tabungan Negara Persero Tbk PT	468,600	123,302
Bumi Serpong Damai Tbk PT	811,500	101,681
Charoen Pokphand Indonesia Tbk PT	830,600	183,660
Gudang Garam Tbk PT	51,700	319,326
Hanjaya Mandala Sampoerna Tbk PT	1,000,900	348,941
Indocement Tunggal Prakarsa Tbk PT	198,300	320,817
Indofood CBP Sukses Makmur Tbk PT	244,000	160,059
Indofood Sukses Makmur Tbk PT	471,100	264,761
Jasa Marga Persero Tbk PT	247,489	116,744
Kalbe Farma Tbk PT	2,267,100	282,395
Matahari Department Store Tbk PT	281,000	207,113
Pakuwon Jati Tbk PT	2,464,100	124,408
Perusahaan Gas Negara Persero Tbk	1,245,900	160,702
Semen Indonesia Persero Tbk PT	321,100	234,302
Surya Citra Media Tbk PT	683,500	124,937
Telekomunikasi Indonesia Persero Tbk PT	5,442,900	1,781,203
Tower Bersama Infrastructure Tbk PT	224,500	106,314
Unilever Indonesia Tbk PT	165,500	681,883
United Tractors Tbk PT	181,600	473,826
Waskita Karya Persero Tbk PT	568,400	92,586
XL Axiata Tbk PT (a)	351,500	76,686

		13,237,865

MALAYSIA — 2.3%
AirAsia Bhd	175,800	145,523
Alliance Bank Malaysia Bhd	98,800	99,606
AMMB Holdings Bhd	180,000	196,145
Astro Malaysia Holdings Bhd	175,300	114,788
Axiata Group Bhd	295,493	400,854
British American Tobacco Malaysia Bhd	16,200	160,119
CIMB Group Holdings Bhd	497,278	803,607
Dialog Group Bhd	335,800	208,267
DiGi.Com Bhd	336,900	424,559
Felda Global Ventures Holdings Bhd	158,000	65,980
Gamuda Bhd	185,400	227,226
Genting Bhd	247,900	563,548
Genting Malaysia Bhd	327,400	455,464
Genting Plantations Bhd	23,600	61,231
HAP Seng Consolidated Bhd	63,800	150,553
Hartalega Holdings Bhd	70,000	184,729
Hong Leong Bank Bhd	71,200	299,086
Hong Leong Financial Group Bhd	23,900	105,592
IHH Healthcare Bhd	223,600	323,770
IJM Corp. Bhd	311,600	234,836
IOI Corp. Bhd	244,000	273,724
IOI Properties Group Bhd	196,525	89,837
Kuala Lumpur Kepong Bhd	51,600	318,755
Malayan Banking Bhd	463,316	1,121,941
Malaysia Airports Holdings Bhd	85,700	186,139
Maxis Bhd	209,400	310,970
MISC Bhd	144,600	265,118
Nestle Malaysia Bhd	6,400	163,202
Petronas Chemicals Group Bhd	264,200	502,679
Petronas Dagangan Bhd	28,500	170,845
Petronas Gas Bhd	74,500	321,784
PPB Group Bhd	53,600	228,333

See accompanying notes to financial statements.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	148,700	$198,046
Public Bank Bhd	314,600	1,615,366
RHB Capital Bhd	81,910	101,198
Sapura Energy Bhd	400,000	70,175
Sime Darby Bhd	262,969	143,603
Sime Darby Plantation Bhd (a)	262,969	389,872
Sime Darby Property Bhd (a)	262,969	115,662
SP Setia Bhd Group	131,480	129,953
Telekom Malaysia Bhd	127,600	198,636
Tenaga Nasional Bhd	367,100	1,384,222
UMW Holdings Bhd (a)	50,300	64,631
Westports Holdings Bhd	109,900	100,477
YTL Corp. Bhd	453,696	153,586
YTL Power International Bhd	256,938	81,900

		13,926,137

MEXICO — 2.9%
Alfa SAB de CV Class A	325,840	360,555
America Movil SAB de CV Series L	3,647,921	3,158,405
Arca Continental SAB de CV	47,900	333,321
Cemex SAB de CV Series CPO (a)	1,594,417	1,198,736
Coca-Cola Femsa SAB de CV Series L	55,500	389,072
El Puerto de Liverpool SAB de CV Series C1(c)	19,300	122,653
Fibra Uno Administracion SA de CV REIT	327,058	486,270
Fomento Economico Mexicano SAB de CV	212,280	2,006,437
Gentera SAB de CV	108,500	90,613
Gruma SAB de CV Class B	23,495	299,429
Grupo Aeroportuario del Pacifico SAB de CV Class B	38,300	395,420
Grupo Aeroportuario del Sureste SAB de CV Class B	22,950	420,702
Grupo Bimbo SAB de CV Series A	182,915	407,329
Grupo Carso SAB de CV Series A1	49,200	162,923
Grupo Financiero Banorte SAB de CV Series O	269,803	1,488,326
Grupo Financiero Inbursa SAB de CV Series O	244,626	402,469
Grupo Financiero Santander Mexico SAB de CV Class B	195,591	287,406
Grupo Lala SAB de CV (c)	64,600	91,260
Grupo Mexico SAB de CV Series B	412,636	1,369,372
Grupo Televisa SAB Series CPO	264,829	996,890
Industrias Penoles SAB de CV	14,920	313,339
Infraestructura Energetica Nova SAB de CV	58,300	286,650
Kimberly-Clark de Mexico SAB de CV Class A	165,689	293,177
Mexichem SAB de CV	113,210	281,615
Promotora y Operadora de Infraestructura SAB de CV	24,855	246,791
Wal-Mart de Mexico SAB de CV	566,394	1,395,902

		17,285,062

PAKISTAN — 0.1%
Habib Bank, Ltd.	58,100	87,974
Lucky Cement, Ltd.	12,800	60,017
MCB Bank, Ltd.	48,800	93,894
Oil & Gas Development Co., Ltd.	76,400	112,706
United Bank, Ltd.	48,500	82,615

		437,206

PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	20,500	288,640
Credicorp, Ltd.	7,400	1,534,982
Southern Copper Corp.	9,167	434,974

		2,258,596

PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	214,690	318,250
Aboitiz Power Corp.	150,600	125,349
Alliance Global Group, Inc. (a)	457,100	146,507
Ayala Corp.	26,975	548,470
Ayala Land, Inc.	798,400	713,314
Bank of the Philippine Islands	81,790	177,113
BDO Unibank, Inc.	213,209	700,446
DMCI Holdings, Inc.	443,930	128,057
Globe Telecom, Inc.	3,395	129,217
GT Capital Holdings, Inc.	8,995	232,803
International Container Terminal Services, Inc.	53,670	113,425
JG Summit Holdings, Inc.	315,710	455,983
Jollibee Foods Corp.	47,570	241,090
Manila Electric Co.	25,860	170,224
Megaworld Corp.	1,275,800	131,874
Metro Pacific Investments Corp.	1,540,300	211,359
Metropolitan Bank & Trust Co.	72,180	146,616
PLDT, Inc.	9,391	278,419
Robinsons Land Corp.	197,200	84,142
Security Bank Corp.	25,200	126,909
SM Investments Corp.	26,490	525,343
SM Prime Holdings, Inc.	939,500	705,754
Universal Robina Corp.	96,220	291,050

		6,701,714

POLAND — 1.3%
Alior Bank SA (a)	10,032	229,522
Bank Handlowy w Warszawie SA	3,954	93,172
Bank Millennium SA (a)	63,394	163,101
Bank Pekao SA	17,085	636,729
Bank Zachodni WBK SA	3,712	423,299
CCC SA	3,225	264,512
CD Projekt SA	6,922	193,230
Cyfrowy Polsat SA	24,629	176,205
Dino Polska SA (a) (b)	5,424	123,003
Grupa Azoty SA	4,738	94,902
Grupa Lotos SA	10,561	175,368

See accompanying notes to financial statements.

9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Jastrzebska Spolka Weglowa SA (a)	5,438	$150,661
KGHM Polska Miedz SA	15,420	493,468
LPP SA	139	356,420
mBank SA (a)	1,659	222,008
Orange Polska SA (a)	77,570	129,254
PGE Polska Grupa Energetyczna SA (a)	90,233	312,912
PLAY Communications SA (a) (b)	11,270	109,658
Polski Koncern Naftowy ORLEN SA	32,424	989,106
Polskie Gornictwo Naftowe i Gazownictwo SA	191,154	346,022
Powszechna Kasa Oszczednosci Bank Polski SA (a)	101,450	1,293,671
Powszechny Zaklad Ubezpieczen SA	65,510	794,838
Tauron Polska Energia SA (a)	109,548	96,156

		7,867,217

QATAR — 0.6%
Barwa Real Estate Co.	11,610	103,285
Commercial Bank PQSC (a)	21,835	173,865
Doha Bank QPSC	17,640	137,555
Ezdan Holding Group QSC	85,403	288,194
Industries Qatar QSC	16,761	451,010
Masraf Al Rayan QSC	40,583	413,407
Ooredoo QSC	8,725	218,005
Qatar Electricity & Water Co. QSC	3,133	155,704
Qatar Gas Transport Co., Ltd.	27,940	123,436
Qatar Insurance Co. SAQ	14,602	215,301
Qatar Islamic Bank SAQ	6,765	182,035
Qatar National Bank QPSC	25,015	872,228

		3,334,025

ROMANIA — 0.1%
NEPI Rockcastle PLC	40,725	702,556

RUSSIA — 3.2%
Alrosa PJSC	272,456	354,843
Gazprom PAO	1,161,478	2,618,060
Inter RAO UES PJSC	3,310,928	193,464
LUKOIL PJSC	46,367	2,669,447
Magnit PJSC GDR	2,000	54,700
Magnit PJSC	9,091	1,000,351
Magnitogorsk Iron & Steel Works PJSC	242,500	176,701
MMC Norilsk Nickel PJSC	6,848	1,289,994
Mobile TeleSystems PJSC ADR	45,670	465,377
Mobile TeleSystems PJSC	18,473	88,769
Moscow Exchange MICEX-RTS PJSC	160,981	303,668
Novatek PJSC	101,850	1,192,028
Novolipetsk Steel PJSC	129,153	330,806
PhosAgro PJSC GDR	12,128	186,165
Polyus PJSC	2,782	219,868
Rosneft Oil Co. PJSC	126,461	638,552
RushHydro PJSC	12,188,000	154,349
Sberbank of Russia PJSC	1,175,154	4,596,820
Severstal PJSC	23,340	361,464
Surgutneftegas OJSC Preference Shares (a)	741,600	361,388
Surgutneftegas OJSC	765,100	368,853
Tatneft PJSC	166,766	1,371,872
Transneft PJSC Preference Shares	52	160,775
VTB Bank PJSC	571,290,000	468,458

		19,626,772

SOUTH AFRICA — 6.8%
Anglo American Platinum, Ltd. (a)	6,209	177,272
AngloGold Ashanti, Ltd.	45,197	469,567
Aspen Pharmacare Holdings, Ltd.	42,029	942,088
Barclays Africa Group, Ltd.	73,427	1,079,401
Bid Corp., Ltd.	36,350	883,763
Bidvest Group, Ltd.	36,389	641,040
Brait SE (a)(c)	38,117	128,268
Capitec Bank Holdings, Ltd.	4,401	390,317
Coronation Fund Managers, Ltd.	23,914	142,750
Discovery, Ltd.	38,616	580,176
Exxaro Resources, Ltd.	26,299	345,201
FirstRand, Ltd.	363,796	1,976,194
Fortress REIT, Ltd. Class A,	110,128	165,103
Fortress REIT, Ltd. Class B,	88,328	301,086
Foschini Group, Ltd.	24,314	387,551
Gold Fields, Ltd.	88,013	384,612
Growthpoint Properties, Ltd. REIT	235,287	525,690
Hyprop Investments, Ltd.	26,846	254,365
Imperial Holdings, Ltd.	16,416	347,600
Investec, Ltd.	29,666	214,995
Kumba Iron Ore, Ltd.	7,058	216,147
Liberty Holdings, Ltd.	13,571	136,401
Life Healthcare Group Holdings, Ltd.	143,455	321,557
MMI Holdings, Ltd.	104,070	176,532
Mondi, Ltd.	12,674	326,852
Mr. Price Group, Ltd.	26,316	520,517
MTN Group, Ltd.	185,119	2,042,589
Naspers, Ltd. Class N	47,659	13,285,235
Nedbank Group, Ltd.	24,349	503,698
Netcare, Ltd.	116,648	236,971
Pick n Pay Stores, Ltd.	37,863	212,742
Pioneer Foods Group, Ltd.	14,297	158,306
PSG Group, Ltd.	9,608	209,544
Rand Merchant Investment Holdings, Ltd.	74,644	276,750
Redefine Properties, Ltd. REIT	555,461	480,083
Remgro, Ltd.	57,303	1,092,367
Resilient REIT, Ltd.	32,226	393,480
RMB Holdings, Ltd.	75,704	484,126
Sanlam, Ltd.	152,462	1,071,421
Sappi, Ltd.	60,236	435,470
Sasol, Ltd.	60,433	2,090,162
Shoprite Holdings, Ltd.	48,758	871,146
Sibanye Gold, Ltd.	189,325	241,932
SPAR Group, Ltd.	21,046	345,661
Standard Bank Group, Ltd.	141,261	2,232,563

See accompanying notes to financial statements.

10

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Steinhoff International Holdings NV	324,262	$121,795
Telkom SA SOC, Ltd.	26,589	103,349
Tiger Brands, Ltd. (c)	17,712	658,120
Truworths International, Ltd.	47,575	363,038
Vodacom Group, Ltd.	65,313	768,562
Woolworths Holdings, Ltd.	108,081	570,175

		41,284,330

SOUTH KOREA — 14.9%
Amorepacific Corp.	3,482	990,397
Amorepacific Corp. Preference Shares	920	142,656
AMOREPACIFIC Group	3,132	412,509
BGF retail Co., Ltd. (a)	940	184,391
BNK Financial Group, Inc.	28,050	246,818
Celltrion Healthcare Co., Ltd. (a)	3,798	385,281
Celltrion, Inc. (a) (c)	8,782	1,813,741
Cheil Worldwide, Inc. (a)	7,200	142,581
CJ CheilJedang Corp.	850	290,598
CJ Corp.	1,570	266,176
CJ E&M Corp.	2,105	192,105
CJ Logistics Corp. (a)	835	109,196
Coway Co., Ltd.	5,788	528,222
Daelim Industrial Co., Ltd.	3,061	235,605
Daewoo Engineering & Construction Co., Ltd.(a)	14,196	78,502
DB Insurance Co., Ltd.	5,387	358,278
DGB Financial Group, Inc.	17,554	172,990
Dongsuh Cos., Inc.	3,452	93,833
Doosan Bobcat, Inc.	3,911	130,787
Doosan Heavy Industries & Construction Co., Ltd.	6,241	89,486
E-MART, Inc.	2,269	574,377
GS Engineering & Construction Corp. (a)	5,455	144,203
GS Holdings Corp.	5,465	317,522
GS Retail Co., Ltd.	3,214	120,988
Hana Financial Group, Inc.	32,004	1,488,767
Hankook Tire Co., Ltd.	8,210	418,725
Hanmi Pharm Co., Ltd. (a)	693	378,041
Hanmi Science Co., Ltd. (a)	1,359	140,908
Hanon Systems	20,794	269,989
Hanssem Co., Ltd.	1,170	196,721
Hanwha Chemical Corp. (a)	11,601	342,433
Hanwha Corp.	5,038	195,299
Hanwha Life Insurance Co., Ltd.	28,486	183,866
Hanwha Techwin Co., Ltd. (a)	4,274	141,928
Hotel Shilla Co., Ltd.	3,430	272,016
Hyosung Corp.	2,260	294,494
Hyundai Construction Equipment Co., Ltd. (a)	2	316
Hyundai Department Store Co., Ltd.	1,567	152,960
Hyundai Development Co-Engineering & Construction	6,756	243,280
Hyundai Engineering & Construction Co., Ltd.	8,480	287,538
Hyundai Glovis Co., Ltd.	2,018	256,362
Hyundai Heavy Industries Co., Ltd. (a)	3,456	324,439
Hyundai Marine & Fire Insurance Co., Ltd.	6,739	295,860
Hyundai Mobis Co., Ltd.	7,358	1,807,626
Hyundai Motor Co.	16,817	2,450,565
Hyundai Motor Co. Preference Shares (f)	4,033	384,257
Hyundai Motor Co. Preference Shares (f)	2,676	234,217
Hyundai Robotics Co., Ltd. (a)	1,027	365,501
Hyundai Steel Co.	8,821	482,846
Hyundai Wia Corp.	1,902	115,483
Industrial Bank of Korea (a)	27,380	420,719
ING Life Insurance Korea, Ltd. (b)	3,722	185,657
Kakao Corp.	3,596	460,186
Kangwon Land, Inc.	12,438	404,318
KB Financial Group, Inc. (a)	43,310	2,564,900
KCC Corp.	649	230,974
KEPCO Plant Service & Engineering Co., Ltd.	2,320	87,985
Kia Motors Corp.	28,547	893,302
Korea Aerospace Industries, Ltd.	7,305	323,780
Korea Electric Power Corp. (a)	27,809	990,998
Korea Gas Corp. (a)	3,203	127,306
Korea Investment Holdings Co., Ltd.	4,289	276,438
Korea Zinc Co., Ltd.	942	433,801
Korean Air Lines Co., Ltd. (a)	5,215	164,894
KT Corp.	3,240	91,551
KT&G Corp.	12,760	1,376,657
Kumho Petrochemical Co., Ltd.	2,053	190,812
LG Chem, Ltd. (a)	5,010	1,895,334
LG Chem, Ltd. Preference Shares	842	195,841
LG Corp.	10,283	874,086
LG Display Co., Ltd. (a)	25,221	704,412
LG Electronics, Inc. (a)	11,523	1,140,944
LG Household & Health Care, Ltd.	1,026	1,139,521
LG Household & Health Care, Ltd. Preference Shares	234	152,568
LG Innotek Co., Ltd.	1,539	207,011
Lotte Chemical Corp.	1,674	575,435
Lotte Corp.	3,725	226,517
Lotte Shopping Co., Ltd.	1,225	227,710
Medy-Tox, Inc.	458	207,449
Mirae Asset Daewoo Co., Ltd.	39,112	335,752
NAVER Corp.	3,055	2,482,696
NCSoft Corp.	1,902	795,054
Netmarble Games Corp. (a) (b)	1,889	332,611
NH Investment & Securities Co., Ltd.	16,027	208,094
OCI Co., Ltd.	1,730	219,775
Orion Corp/Republic of Korea (a)	2,265	221,094
Ottogi Corp.	123	92,605
Pan Ocean Co., Ltd. (a)	24,124	118,755
POSCO	8,081	2,509,862
Posco Daewoo Corp.	4,545	77,056

See accompanying notes to financial statements.

11

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
S-1 Corp. (a)	1,915	$191,402
Samsung Biologics Co., Ltd. (a) (b)	1,795	622,059
Samsung C&T Corp.	8,143	958,403
Samsung Card Co., Ltd.	3,365	124,472
Samsung Electro-Mechanics Co., Ltd.	6,080	567,932
Samsung Electronics Co., Ltd. Preference Shares	1,897	3,703,452
Samsung Electronics Co., Ltd.	10,580	25,181,299
Samsung Fire & Marine Insurance Co., Ltd.	3,337	832,263
Samsung Heavy Industries Co., Ltd. (a)	27,249	186,572
Samsung Life Insurance Co., Ltd.	7,584	881,984
Samsung SDI Co., Ltd. (a)	5,954	1,137,353
Samsung SDS Co., Ltd.	3,775	705,245
Samsung Securities Co., Ltd.	6,974	238,427
Shinhan Financial Group Co., Ltd.	46,561	2,148,534
Shinsegae, Inc.	775	217,178
SillaJen, Inc. (a)	5,641	492,675
SK Holdings Co., Ltd.	3,430	906,721
SK Hynix, Inc. (a)	63,415	4,531,547
SK Innovation Co., Ltd.	7,001	1,337,354
SK Networks Co., Ltd.	14,664	91,089
SK Telecom Co., Ltd.	2,191	546,445
S-Oil Corp.	4,888	534,208
Woori Bank	40,340	593,485
Yuhan Corp.	979	200,272

		90,840,510

TAIWAN — 11.0%
Acer, Inc.	305,000	247,518
Advanced Semiconductor Engineering, Inc.	726,615	931,511
Advantech Co., Ltd.	37,098	262,417
Airtac International Group	13,000	233,715
Asia Cement Corp.	256,000	242,593
Asia Pacific Telecom Co., Ltd. (a)	240,000	80,488
Asustek Computer, Inc.	77,000	723,205
AU Optronics Corp.	958,000	399,187
Catcher Technology Co., Ltd.	71,000	782,566
Cathay Financial Holding Co., Ltd.	882,000	1,585,665
Chailease Holding Co., Ltd.	134,000	389,952
Chang Hwa Commercial Bank, Ltd.	506,688	281,791
Cheng Shin Rubber Industry Co., Ltd.	210,000	370,482
Chicony Electronics Co., Ltd.	62,476	157,458
China Airlines, Ltd. (a)	279,000	109,224
China Development Financial Holding Corp.	1,464,000	499,340
China Life Insurance Co., Ltd.	276,608	278,388
China Steel Corp.	1,363,000	1,133,601
Chunghwa Telecom Co., Ltd.	416,000	1,481,795
Compal Electronics, Inc.	451,000	322,809
CTBC Financial Holding Co., Ltd.	1,898,040	1,307,520
Delta Electronics, Inc.	211,000	1,017,474
E.Sun Financial Holding Co., Ltd.	1,009,660	641,248
Eclat Textile Co., Ltd.	19,550	195,444
Eva Airways Corp.	243,888	129,900
Evergreen Marine Corp. Taiwan, Ltd. (a)	202,726	111,382
Far Eastern New Century Corp.	358,000	322,409
Far EasTone Telecommunications Co., Ltd.	176,000	434,699
Feng TAY Enterprise Co., Ltd.	37,880	172,480
First Financial Holding Co., Ltd.	993,377	652,604
Formosa Chemicals & Fibre Corp.	317,000	1,097,199
Formosa Petrochemical Corp.	147,000	570,543
Formosa Plastics Corp.	452,000	1,499,148
Formosa Taffeta Co., Ltd.	88,000	92,558
Foxconn Technology Co., Ltd.	99,830	285,818
Fubon Financial Holding Co., Ltd.	720,000	1,226,675
General Interface Solution Holding, Ltd.	18,000	120,369
Giant Manufacturing Co., Ltd.	33,000	181,310
Globalwafers Co., Ltd.	24,000	320,581
Highwealth Construction Corp.	82,000	116,558
Hiwin Technologies Corp.	21,807	235,961
Hon Hai Precision Industry Co., Ltd.	1,698,000	5,432,048
Hotai Motor Co., Ltd.	29,000	344,977
HTC Corp. (a)	75,000	184,233
Hua Nan Financial Holdings Co., Ltd.	768,813	432,737
Innolux Corp.	989,000	412,104
Inventec Corp.	275,000	219,475
Largan Precision Co., Ltd.	11,000	1,485,962
Lite-On Technology Corp.	225,958	308,278
Macronix International (a)	189,000	280,720
MediaTek, Inc.	164,000	1,620,243
Mega Financial Holding Co., Ltd.	1,179,000	952,835
Micro-Star International Co., Ltd.	75,000	193,054
Nan Ya Plastics Corp.	515,000	1,348,136
Nanya Technology Corp.	72,000	184,364
Nien Made Enterprise Co., Ltd.	16,000	170,976
Novatek Microelectronics Corp.	62,000	236,470
Pegatron Corp.	211,000	510,510
Phison Electronics Corp.	17,000	166,809
Pou Chen Corp.	240,000	310,903
Powertech Technology, Inc.	78,000	230,657
President Chain Store Corp.	62,000	591,697
Quanta Computer, Inc.	293,000	609,463
Realtek Semiconductor Corp.	52,000	190,467
Ruentex Development Co., Ltd. (a)	110,400	118,530
Ruentex Industries, Ltd.	57,000	96,920
Shin Kong Financial Holding Co., Ltd.	884,000	311,911
Siliconware Precision Industries Co., Ltd.	220,000	371,860
SinoPac Financial Holdings Co., Ltd.	1,139,586	370,308
Standard Foods Corp.	66,512	165,394
Synnex Technology International Corp.	147,700	201,261

See accompanying notes to financial statements.

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
TaiMed Biologics, Inc. (a)	19,000	$118,118
Taishin Financial Holding Co., Ltd.	1,043,892	485,841
Taiwan Business Bank	388,516	109,537
Taiwan Cement Corp.	398,000	487,494
Taiwan Cooperative Financial Holding Co., Ltd.	873,445	487,228
Taiwan High Speed Rail Corp.	187,000	147,672
Taiwan Mobile Co., Ltd.	174,000	628,560
Taiwan Semiconductor Manufacturing Co., Ltd.	2,678,000	20,652,956
Teco Electric and Machinery Co., Ltd.	209,000	200,161
Uni-President Enterprises Corp.	523,000	1,159,938
United Microelectronics Corp.	1,301,000	620,804
Vanguard International Semiconductor Corp.	94,000	208,478
Win Semiconductors Corp.	36,000	342,356
Winbond Electronics Corp.	305,000	240,343
Wistron Corp.	278,882	224,448
WPG Holdings, Ltd.	175,000	231,699
Yageo Corp.	22,000	260,967
Yuanta Financial Holding Co., Ltd.	1,108,000	513,816
Zhen Ding Technology Holding, Ltd.	47,000	103,449

		66,522,752

THAILAND — 2.2%
Advanced Info Service PCL (e)	112,900	661,672
Airports of Thailand PCL (e)	464,200	968,567
Bangkok Bank PCL	12,400	83,326
Bangkok Bank PCL NVDR	14,000	86,775
Bangkok Dusit Medical Services PCL (e)	418,500	268,384
Bangkok Expressway & Metro PCL (e)	780,599	184,431
Banpu PCL (e)	233,700	139,833
Berli Jucker PCL (e)	131,600	266,511
BTS Group Holdings PCL (e)	664,284	169,179
Bumrungrad Hospital PCL (e)	39,000	226,174
Central Pattana PCL (e)	144,600	378,249
Charoen Pokphand Foods PCL (e)	325,100	239,411
CP ALL PCL (e)	534,500	1,262,857
Delta Electronics Thailand PCL (e)	55,300	124,294
Electricity Generating PCL (e)	14,000	92,789
Energy Absolute PCL (e)	117,800	189,767
Glow Energy PCL (e)	57,400	143,104
Home Product Center PCL (e)	437,600	171,871
Indorama Ventures PCL (e)	162,900	266,168
IRPC PCL (e)	1,135,600	245,658
Kasikornbank PCL	124,300	911,559
Kasikornbank PCL	83,900	597,263
KCE Electronics PCL (e)	29,100	73,888
Krung Thai Bank PCL (e)	390,800	230,235
Minor International PCL (e)	232,400	311,982
PTT Exploration & Production PCL (e)	146,700	450,138
PTT Exploration & Production PCL NVDR	7,100	21,786
PTT Global Chemical PCL (e)	239,000	623,351
PTT Global Chemical PCL NVDR	8,100	21,126
PTT PCL (e)	114,200	1,541,823
Robinson PCL (e)	50,800	113,790
Siam Cement PCL	46,450	698,389
Siam Commercial Bank PCL (e)	198,600	914,084
Thai Oil PCL (e)	117,800	374,112
Thai Oil PCL NVDR	6,300	20,008
Thai Union Group PCL Class F (e)	212,900	130,000
TMB Bank PCL (e)	1,388,800	128,695
True Corp. PCL (a) (e)	1,106,037	210,415

		13,541,664

TURKEY — 1.0%
Akbank Turk AS	240,215	624,042
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,564	137,633
Arcelik A/S	27,503	156,099
Aselsan Elektronik Sanayi Ve Ticaret A/S	21,979	184,337
BIM Birlesik Magazalar A/S	23,408	482,162
Coca-Cola Icecek A/S	8,063	72,770
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	195,088	144,582
Eregli Demir ve Celik Fabrikalari TAS	149,956	396,286
Ford Otomotiv Sanayi A/S	7,319	116,302
Haci Omer Sabanci Holding A/S	99,795	292,679
KOC Holding A/S	81,512	397,284
Petkim Petrokimya Holding A/S	71,953	147,451
TAV Havalimanlari Holding A/S	17,198	101,874
Tofas Turk Otomobil Fabrikasi A/S	14,483	126,129
Tupras Turkiye Petrol Rafinerileri A/S	13,814	442,663
Turk Hava Yollari AO (a)	61,347	253,860
Turk Telekomunikasyon A/S (a)	54,130	91,939
Turkcell Iletisim Hizmetleri A/S	121,177	494,730
Turkiye Garanti Bankasi A/S	250,540	708,352
Turkiye Halk Bankasi A/S	67,517	191,959
Turkiye Is Bankasi Class C	170,790	313,959
Turkiye Sise ve Cam Fabrikalari A/S	79,336	98,344
Turkiye Vakiflar Bankasi TAO	82,683	147,633
Ulker Biskuvi Sanayi A/S	18,155	94,184
Yapi ve Kredi Bankasi A/S (a)	96,852	110,860

		6,328,113

UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	230,743	427,209
Aldar Properties PJSC	344,389	206,288
DAMAC Properties Dubai Co. PJSC	197,091	177,086

See accompanying notes to financial statements.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
DP World, Ltd.	17,543	$438,575
Dubai Investments PJSC	144,834	95,037
Dubai Islamic Bank PJSC	134,116	226,034
DXB Entertainments PJSC (a)	334,886	57,899
Emaar Malls PJSC	228,012	132,233
Emaar Properties PJSC	380,352	718,700
Emirates Telecommunications Group Co. PJSC	188,437	897,857
First Abu Dhabi Bank PJSC	157,096	438,421

		3,815,339

TOTAL COMMON STOCKS (Cost $432,690,644)		589,915,564

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	16,356,427	16,356,427
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	5,074,039	5,074,039

TOTAL SHORT-TERM INVESTMENTS (Cost $21,430,466)		21,430,466

TOTAL INVESTMENTS — 100.6% (Cost $454,121,110)		611,346,030

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,399,455)

NET ASSETS — 100.0%		$607,946,575

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $11,245,217, representing 1.8% of net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	03/16/2018	305	$16,892,444	$17,746,425	$853,981

During the period ended December 31, 2017, average notional value related to futures contracts was $15,030,833 or 2% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$40,179,484	$—	$—		$40,179,484
Chile	7,424,775	—	—		7,424,775
China	171,287,773	—	0	(a)	171,287,773

See accompanying notes to financial statements.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Colombia	$2,419,702	$—	$—	$2,419,702
Czech Republic	1,051,551	—	—	1,051,551
Egypt	673,488	—	—	673,488
Greece	1,963,280	—	—	1,963,280
Hong Kong	3,971,489	—	—	3,971,489
Hungary	1,929,770	—	—	1,929,770
India	51,160,609	143,785	—	51,304,394
Indonesia	13,237,865	—	—	13,237,865
Malaysia	13,926,137	—	—	13,926,137
Mexico	17,285,062	—	—	17,285,062
Pakistan	437,206	—	—	437,206
Peru	2,258,596	—	—	2,258,596
Philippines	6,701,714	—	—	6,701,714
Poland	7,867,217	—	—	7,867,217
Qatar	3,334,025	—	—	3,334,025
Romania	702,556	—	—	702,556
Russia	19,626,772	—	—	19,626,772
South Africa	41,284,330	—	—	41,284,330
South Korea	90,840,510	—	—	90,840,510
Taiwan	66,522,752	—	—	66,522,752
Thailand	2,440,232	11,101,432	—	13,541,664
Turkey	6,328,113	—	—	6,328,113
United Arab Emirates	3,815,339	—	—	3,815,339
Short-Term Investments	21,430,466	—	—	21,430,466

TOTAL INVESTMENTS	$600,100,813	$11,245,217	$—	$611,346,030

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	853,981	—	—	853,981

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$600,954,794	$11,245,217	$—	$612,200,011

(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation)

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$117,732,251	$101,375,824	$—	$—	16,356,427	$16,356,427	$74,425	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,130,539	7,130,539	30,663,347	37,793,886	—	—	—	—	23,577	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	24,293,923	19,219,884	—	—	5,074,039	5,074,039	41,365	—

Total		$7,130,539	$172,689,521	$158,389,594	$—	$—		$21,430,466	$139,367	$—

See accompanying notes to financial statements.

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$589,915,564
Investments in affiliated issuers, at value	21,430,466

Total Investments	611,346,030
Foreign currency, at value	3,004,059
Cash at broker	655,750
Cash	20,319
Receivable from broker — variation margin on open futures contracts	552,303
Receivable for fund shares sold	747,330
Dividends receivable — unaffiliated issuers	1,248,668
Dividends receivable — affiliated issuers	12,744
Securities lending income receivable — unaffiliated issuers	3,994
Securities lending income receivable — affiliated issuers	6,344
Receivable from Adviser	46,250
Receivable for foreign taxes recoverable	50,759
Prepaid expenses and other assets	105

TOTAL ASSETS	617,694,655

LIABILITIES
Payable upon return of securities loaned	5,074,039
Payable for investments purchased	3,177,683
Payable for fund shares repurchased	659,500
Deferred foreign taxes payable	640,280
Advisory fee payable	69,161
Custodian fees payable	55,572
Administration fees payable	24,702
Transfer agent fees payable	2,145
Registration and filing fees payable	5,708
Professional fees payable	29,596
Printing and postage fees payable	8,840
Accrued expenses and other liabilities	854

TOTAL LIABILITIES	9,748,080

NET ASSETS	$607,946,575

NET ASSETS CONSIST OF:
Paid-in Capital	$451,622,698
Undistributed (distribution in excess of) net investment income (loss)	(1,048,860)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(85,601)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	156,584,639
Foreign currency translations	19,718
Futures contracts	853,981

NET ASSETS	$607,946,575

Class K
Net Assets	$607,946,575
Shares Outstanding	42,047,797

Net asset value, offering and redemption price per share	$14.46

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$432,690,644
Investments in affiliated issuers	21,430,466

Total cost of investments	$454,121,110

Foreign currency, at cost	$2,988,518

* Includes investments in securities on loan, at value	$23,774,200

** Includes deferred foreign taxes	$640,280

See accompanying notes to financial statements.

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

STATEMENT OF OPERATIONS

For theYear Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated income	$3,005
Dividend income — unaffiliated issuers	13,562,992
Dividend income — affiliated issuers	98,002
Unaffiliated securities lending income	21,698
Affiliated securities lending income	41,365
Foreign taxes withheld	(1,781,092)

TOTAL INVESTMENT INCOME (LOSS)	11,945,970

EXPENSES
Advisory fee	695,392
Administration fees	248,354
Custodian fees	474,718
Trustees’ fees and expenses	28,866
Transfer agent fees	12,462
Registration and filing fees	44,668
Professional fees	59,546
Printing and postage fees	24,369
Insurance expense	901
Miscellaneous expenses	83,674

TOTAL EXPENSES	1,672,950

Expenses waived/reimbursed by the Adviser	(826,234)

NET EXPENSES	846,716

NET INVESTMENT INCOME (LOSS)	11,099,254

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	4,479,523
Foreign currency transactions	110,430
Futures contracts	3,381,125

Net realized gain (loss)	7,971,078

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	131,360,571
Foreign currency translations	27,630
Futures contracts	1,008,339

Net change in unrealized appreciation/depreciation	132,396,540

NET REALIZED AND UNREALIZED GAIN (LOSS)	140,367,618

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$151,466,872

* Includes foreign capital gain taxes	$(17,081)

** Includes foreign deferred taxes	$(453,379)

See accompanying notes to financial statements.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,099,254	$5,953,466
Net realized gain (loss)	7,971,078	(2,698,919)
Net change in unrealized appreciation/depreciation	132,396,540	25,062,251

Net increase (decrease) in net assets resulting from operations	151,466,872	28,316,798

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class K
Net investment income	(12,150,448)	(7,284,652)
Net realized gains	(2,816,731)	(1,121,498)

Total distributions to shareholders	(14,967,179)	(8,406,150)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class K
Proceeds from sale of shares sold	201,363,121	261,800,037
Reinvestment of distributions	14,967,180	8,406,150
Cost of shares redeemed	(119,691,600)	(81,116,142)

Net increase (decrease) in net assets from beneficial interest transactions	96,638,701	189,090,045

Net increase (decrease) in net assets during the period	233,138,394	209,000,693

Net assets at beginning of period	374,808,181	165,807,488

NET ASSETS AT END OF PERIOD	$607,946,575	$374,808,181

Undistributed (distribution in excess of) net investment income (loss)	$(1,048,860)	$(114,932)

SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	15,292,001	25,354,524
Reinvestment of distributions	1,075,229	782,695
Shares redeemed	(8,963,314)	(8,082,733)

Net increase (decrease)	7,403,916	18,054,486

See accompanying notes to financial statements.

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$10.82	$9.99	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.21	0.02
Net realized and unrealized gain (loss)	3.72	0.87	(0.01)

Total from investment operations	4.01	1.08	0.01

Distributions to shareholders from:
Net investment income	(0.30)	(0.22)	(0.02)
Net realized gains	(0.07)	(0.03)	—

Total distributions	(0.37)	(0.25)	(0.02)

Net asset value, end of period	$14.46	$10.82	$9.99

Total return (b)	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.34%	0.56%	0.83	%(c)
Net expenses	0.17%	0.18%	0.17	%(c)
Net investment income (loss)	2.23%	1.98%	8.03	%(c)
Portfolio turnover rate	6%	14%	0	%(d)(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Amount shown represents less than 0.5%.
(e)	Not annualized.

See accompanying notes to financial statements.

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified

Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

As of December 31, 2017, the Fund’s NAV was impacted by adjustments to certain foreign tax accruals. The per share impact was less than $0.005 per share on August 17, 2017.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Fund entered into futures contracts for cash equitization, for return enhancement and to facilitate daily liquidity.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$853,981	$—	$853,981

(a)	Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,381,125	$—	$3,381,125

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,008,339	$—	$1,008,339

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board. For the period ended December 31, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $826,234.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2017, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$119,253,695	$29,274,097

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

7.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, forward contracts, futures contracts, passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Emerging Markets Equity Index Fund	$12,150,448	$2,816,731	$—	$14,967,179

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Emerging Markets Equity Index Fund	$7,559,097	$847,053	$—	$8,406,150

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Emerging Markets Equity Index Fund	$283,580	$—	$4,055,167	$151,985,130	$—	$156,323,877

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$459,595,238	$163,600,259	$10,995,485	$152,604,774

8.	Securities Lending

The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Fund’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$23,774,200	$5,074,039	$19,402,234	$24,476,273

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$5,074,039	$—	$—	$—	$5,074,039	$5,074,039

9.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Fund and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

10.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of State Street Emerging Markets Equity Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Emerging Markets Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis of Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,158.80	$0.93	$1,024.30	$0.87

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2017 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017:

Amount
State Street Emerging Markets Equity Index Fund	$2,816,731

Foreign Tax Credit

The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Emerging Markets Equity Index Fund	$1,744,145

The amount of foreign source income earned on the Fund during the year ended December 31, 2017 was as follows:

Amount
State Street Emerging Markets Equity Index Fund	$13,553,669

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

31

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

32

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address andYear of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

33

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

34

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EMERGING MARKETS EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-800-997-7327.

35

Trustees

Michael F. Holland

Patrick J. Riley

William L. Marshall

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

James E. Ross

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITEMAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Asia Pacific Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET GLOBAL VALUE SPOLIGHT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Global Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 26.47%, and the Index was 23.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

We believe stock selection was the primary driver of Fund performance during the Reporting Period relative to the Index. The Fundamental Value Equity Team applies a value investing discipline in managing the Fund. We endeavor to purchase shares in companies where the team believes, based on its bottom-up fundamental analysis, that there is a disconnect between the valuation of the shares in the market and our assessment of the long-term earnings power and return on investment potential of the company’s assets. This approach usually overlaps with the more lowly valued segments of the market, the performance of which is partially captured by comparing the returns of global value style indices to their growth brethren. For the Reporting Period, the MSCI ACWI Value Index total return trailed the MSCI ACWI Growth Index return by just over 11 percentage points, pointing to a performance headwind for the team’s approach. We were able to overcome the market’s apparent preference for more highly valued growth stocks this year by identifying a relatively small subset of securities, residing in that more lowly valued segment of the market, which performed well compared to the unmanaged index as their fundamental performance outperformed the market’s expectations.

Interest rates have risen, leading to a selloff in so called “bond proxy” equities (i.e., stable growth companies that have been in vogue as interest rates were falling to record low levels). Lowly valued, more economically cyclical shares have risen as investors so far seem to have focused on the new United States Administration’s pro-growth agenda and the lengthy legal challenges to Brexit, while hoping the anti-trade and anti-globalization rhetoric of these two events are just that: political rhetoric.

The Fund used currency forwards in order to reduce the underweight position to the US Dollar brought about by the bottom-up stock selection decisions in the Fund. The Fund’s use of these forwards did not have a material impact on the Fund’s performance relative to the Index.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Easyjet PLC, Koninklijke DSM and WH Group. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Tempur Sealy, Schaeffler AG and Mosaic Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Global Value Spotlight Fund Class K	26.47%	24.62%
MSCI ACWI Index (1)	23.97%	18.66%

*	Inception date is September 22, 2016.
(1)	The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

2

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	98.0%
Short-Term Investment	2.3
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	29.2%
Industrials	18.1
Health Care	11.8
Energy	11.4
Consumer Discretionary	8.0
Consumer Staples	6.1
Materials	5.6
Information Technology	5.2
Telecommunication Services	2.6
Short-Term Investment	2.3
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

STATE STREET INTERNATIONAL VALUE SPOLIGHT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street International Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 25.03%, and the Index was 27.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Security selection remained the primary driver of Fund performance during the Reporting Period relative to the Index, but we do not operate in a vacuum, and our performance will always be affected by investor behavior. As value investors, our portfolios tend to underperform when our style, or this factor, falls out of favor.

After a brief period of respite for value in 2016, this year has seen the broad trend, in place since the Great Financial Crisis reassert itself. In International equity markets, the MSCI ACWI ex USA Value Index underperformed the MSCI ACWI ex USA Index by approximately 6%, and the MSCI ACWI ex USA Growth Index by approximately 12%. In terms of the relative performance of the Fund through the Reporting Period, the year can be considered in three phases.

Over the course of the first six months of the year, we had a number of stocks that delivered strong performance — Easyjet, Volvo, and KB Financial in particular — that were sufficient to (i) overcome the factor headwind and (ii) offset some struggling names — notably PetroChina, Teva, and Vallourec. As a result the Fund finished the first half slightly ahead of the benchmark.

Things changed over the course of July and August. Our top performers ran out of steam, or were sold into strength as they reached our estimate of intrinsic value. Several of our holdings were marked down following weak Q2 earnings releases, resulting in the portfolio ending the summer significantly behind the Index for the year to date.

Value securities did better for the remainder of the year, and relative performance improved, as rising commodity prices and bond yields provided a more constructive backdrop for the cheaper parts of the market.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Easyjet plc, Volvo AB, and CNH Industrial NV. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Teva Pharmaceutical Industries, Vallourec SA, and PetroChina Company Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

4

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street International Value Spotlight Fund Class K	25.03%	27.73%
MSCI ACWI ex USA Index (1)	27.19%	15.65%

*	Inception date is July 13, 2016.
(1)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries, excluding the US., and 23 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

5

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	97.3%
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.9
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	30.6%
Industrials	22.4
Health Care	12.2
Energy	11.8
Consumer Discretionary	5.8
Materials	5.7
Consumer Staples	3.2
Information Technology	3.0
Telecommunication Services	2.6
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.9
TOTAL	100.0%

See accompanying notes to financial statements.

6

STATE STREET EUROPEAN VALUE SPOLIGHT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street European Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI Europe Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 24.61%, and the Index was 25.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

European Equity markets performed well in 2017, driven by a continuing recovery in the underlying economic conditions and company profits growth. However, it was a poor year for value investors as the value style underperformed growth by approximately 4% in Europe (source: MSCI), partially reversing the strong value outperformance in 2016. This was a headwind for the Fund given our value philosophy, although the performance was solid against this backdrop. Longer term the value style continues to lag significantly. Given our concentrated Fund holdings, the relative performance of the Fund is primarily driven by individual stock contributions.

The Fund used currency forwards in order to decrease underweight currency exposure during the Reporting Period. This had no material impact on performance.

On an individual security level, the top positive contributors to the Fund’s performance on a relative basis during the Reporting Period were EasyJet PLC, Aryzta AG and Royal DSM NV. The top negative contributors to the Fund’s performance on a relative basis during the Reporting Period were Tullow Oil PLC, Barclays PLC and BT Group PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

7

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street European Value Spotlight Fund Class K	24.61%	22.96%
MSCI Europe Index (1)	25.51%	17.94%

*	Inception date is September 22, 2016.
(1)	The MSCI Europe Index captures large and mid cap representation across 15 Developed Markets countries in Europe. The index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

8

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	101.7%
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	33.1%
Industrials	23.5
Materials	12.0
Energy	10.1
Health Care	9.1
Consumer Discretionary	6.3
Consumer Staples	4.0
Information Technology	3.6
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

9

STATE STREET ASIA PACIFIC VALUE SPOLIGHT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Asia Pacific Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI All Country Asia Pacific Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 30.86%, and the Index was 31.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

We believe stock selection was the primary driver of Fund performance during the Reporting Period relative to the Index. The Fundamental Value Equity Team applies a value investing discipline in managing the Fund. We endeavor to purchase shares in companies where the team believes, on the basis of its bottom-up fundamental research analysis, that there is a disconnect between the valuation of the shares in the market and our assessment of the long term earnings power and return on investment potential of the company’s assets. This approach usually overlaps with the more lowly valued segments of the market, the performance of which is partially captured by comparing the returns of value style indices to their growth brethren.

Being a value investor can sometimes involve long periods where your approach and your holdings are out of favor, as value has effectively been since the Global Financial Crisis. In recent times, Asian markets have presented more abundant value investing opportunities compared to any other regions.

However, the Information Technology space presented less value opportunities, and as a result we were underweight over the last 12 months; the Technology sector was the best performing sector in the MSCI Asia Pacific Index during 2017, returning approximately 54.2% in USD. We managed to offset some, but not all, of this drag on performance through stock selection in other sectors such as Consumer Staples.

We were also underweight the two worst performing sectors in the MSCI Asia Pacific Index for the calendar year 2017, Utilities and Telecoms, where we found fewer companies that show strong, sustainable earnings power.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Techtronic Industries, SMC Corp. and WH Group. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Hankook Tire, Petrochina, and KDDI.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

10

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Asia Pacific Value Spotlight Fund Class K	30.86%	20.22%
MSCI All Country Asia Pacific Index (1)	31.67%	19.73%

*	Inception date is September 22, 2016.
(1)	The MSCI All Country Asia Pacific Index captures large and mid cap representation across 5 Developed Markets countries and 7 Emerging Markets countries in the Asia Pacific region. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

11

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	98.4%
Short-Term Investment	4.0
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Financials	28.0%
Industrials	19.6
Information Technology	14.3
Consumer Discretionary	8.6
Consumer Staples	8.1
Energy	5.6
Telecommunication Services	5.5
Health Care	4.7
Materials	4.0
Short-Term Investment	4.0
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

12

STATE STREET U.S. VALUE SPOLIGHT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street U.S. Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 1000 Value Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 17.98%, and the Index was 13.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

We believe stock selection was the primary driver of Fund performance during the Reporting Period relative to the Index. The Fundamental Value Equity Team applies a value investing discipline in managing the Fund. We endeavor to purchase shares in companies where the team believes, based on its bottom-up fundamental analysis, that there is a disconnect between the valuation of the shares in the market and our assessment of the long-term earnings power and return on investment potential of the company’s assets. This approach usually overlaps with the more lowly valued segments of the market, the performance of which is partially captured by comparing the returns of value style indices to their growth brethren.

Excitement about so called “pro-business” government policies such as the 2017 U.S. corporate tax cut plan has given investors in U.S. assets more confidence that normal valuation norms may no longer apply and certain segments of the market, especially those beneficiaries of government support, have reached valuation levels that our team finds it difficult to justify. However, applying our approach we have been able to construct a portfolio of companies that appear undervalued to us and several contributed to performance versus the Index this year.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Cigna Corp., Copa Holdings and Wal-Mart Stores. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Chicago Bridge & Iron, EQT Corp., and Mosaic Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

13

STATE STREET U.S. VALUE SPOTLIGHT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street U.S. Value Spotlight Fund Class K	17.98%	18.19%
Russell 1000 Value Index (1)	13.66%	16.20%

*	Inception date is September 22, 2016.
(1)	The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

14

STATE STREET U.S. VALUE SPOTLIGHT FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	99.8%
Short-Term Investment	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Information Technology	20.8%
Financials	16.5
Industrials	15.0
Health Care	14.3
Energy	13.7
Consumer Discretionary	9.9
Materials	6.9
Utilities	2.7
Short-Term Investment	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 3.1%
Woodside Petroleum, Ltd.	2,910	$75,292

CHINA — 2.6%
CITIC Securities Co., Ltd. Class H	30,000	61,863

FRANCE — 5.1%
Publicis Groupe SA	923	62,787
Vallourec SA (a)	10,098	61,053

		123,840

GERMANY — 2.8%
Deutsche Bank AG	3,605	68,721

HONG KONG — 3.1%
WH Group, Ltd.	66,000	74,466

HUNGARY — 2.8%
Richter Gedeon Nyrt	2,604	68,343

ITALY — 2.8%
Eni SpA	4,017	66,566

JAPAN — 15.0%
Alfresa Holdings Corp.	3,100	72,843
JGC Corp.	4,200	81,241
KDDI Corp.	2,500	62,239
Sony Financial Holdings, Inc.	3,900	69,103
Sumitomo Mitsui Trust Holdings, Inc.	1,900	75,443

		360,869

SOUTH KOREA — 8.2%
Hankook Tire Co., Ltd.	1,447	73,799
KT&G Corp.	675	72,825
Samsung Life Insurance Co., Ltd.	433	50,356

		196,980

SPAIN — 5.6%
ACS Actividades de Construccion y Servicios SA	1,595	62,476
Siemens Gamesa Renewable Energy SA	5,223	71,687

		134,163

SWEDEN — 2.8%
Telefonaktiebolaget LM Ericsson Class B	10,385	68,303

SWITZERLAND — 5.7%
ABB, Ltd.	2,690	72,101
Credit Suisse Group AG (a)	3,630	64,815

		136,916

THAILAND — 2.8%
Bangkok Bank PCL	10,100	67,870

UNITED KINGDOM — 8.5%
Barclays PLC	23,851	65,529
easyJet PLC	3,824	75,732
Standard Chartered PLC (a)	5,983	63,137

		204,398

UNITED STATES — 27.1%
Affiliated Managers Group, Inc.	287	58,907
Arconic, Inc.	2,651	72,240
Eli Lilly & Co.	820	69,257
EQT Corp.	1,264	71,947
McKesson Corp.	481	75,012
MetLife, Inc.	1,144	57,840
Mosaic Co.	3,089	79,264
Oracle Corp.	1,225	57,918
Owens-Illinois, Inc. (a)	2,518	55,824
Skechers U.S.A., Inc. Class A (a)	1,474	55,775

		653,984

TOTAL COMMON STOCKS (Cost $2,039,673)		2,362,574

SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $54,742)	54,742	54,742

TOTAL INVESTMENTS — 100.3% (Cost $2,094,415)		2,417,316

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(7,102)

NET ASSETS — 100.0%		$2,410,214

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

At December 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	CHF	25,604	USD	26,000	02/16/2018	$(354)

See accompanying notes to financial statements.

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	JPY	4,837,912	USD	43,000	02/16/2018	$(34)
JP Morgan Chase Bank, N.A.	SEK	142,002	USD	17,000	02/16/2018	(389)
JP Morgan Chase Bank, N.A.	EUR	28,728	USD	34,000	02/16/2018	(584)
Royal Bank of Canada	EUR	28,735	USD	34,000	02/16/2018	(593)
Royal Bank of Canada	JPY	4,838,192	USD	43,000	02/16/2018	(37)
Royal Bank of Canada	SEK	141,993	USD	17,000	02/16/2018	(388)
Royal Bank of Canada	CHF	25,605	USD	26,000	02/16/2018	(355)
Westpac Banking Corp.	EUR	28,713	USD	34,000	02/16/2018	(567)
Westpac Banking Corp.	SEK	141,922	USD	17,000	02/16/2018	(379)
Westpac Banking Corp.	CHF	25,608	USD	26,000	02/16/2018	(358)
Westpac Banking Corp.	JPY	4,836,218	USD	43,000	02/16/2018	(19)

Total						$(4,057)

During the period ended December 31, 2017, average notional value related to foreign currency exchange contracts was $272,500 or 11% of net assets.

CHF	=	Swiss Franc
EUR	=	Euro
JPY	=	Japanese Yen
SEK	=	Swedish Krona
USD	=	U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$75,292	$—	$—	$75,292
China	61,863	—	—	61,863
France	123,840	—	—	123,840
Germany	68,721	—	—	68,721
Hong Kong	74,466	—	—	74,466
Hungary	68,343	—	—	68,343
Italy	66,566	—	—	66,566
Japan	360,869	—	—	360,869
South Korea	196,980	—	—	196,980
Spain	134,163	—	—	134,163
Sweden	68,303	—	—	68,303
Switzerland	136,916	—	—	136,916
Thailand	67,870	—	—	67,870
United Kingdom	204,398	—	—	204,398

See accompanying notes to financial statements.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United States	$653,984	$—	$—	$653,984
Short-Term Investment	54,742	—	—	54,742

TOTAL INVESTMENTS	$2,417,316	$—	$—	$2,417,316

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(4,057)	—	(4,057)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(4,057)	$—	$(4,057)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$928,901	$874,159	$—	$—	54,742	$54,742	$880	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	120,334	120,334	212,831	333,165	—	—	—	—	198	—

Total		$120,334	$1,141,732	$1,207,324	$—	$—		$54,742	$1,078	$—

See accompanying notes to financial statements.

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 97.3%
AUSTRALIA — 5.6%
Incitec Pivot, Ltd.	22,669	$69,149
Woodside Petroleum, Ltd.	2,762	71,463

		140,612

CHINA — 9.0%
China Construction Bank Corp. Class H	84,000	77,367
PetroChina Co., Ltd. Class H	112,000	78,083
Shanghai Industrial Holdings, Ltd.	25,000	71,636

		227,086

FRANCE — 8.5%
Publicis Groupe SA	1,042	70,882
Sanofi	714	61,602
Vallourec SA (a)	13,416	81,114

		213,598

GERMANY — 3.1%
Deutsche Bank AG	4,095	78,062

HONG KONG — 3.2%
WH Group, Ltd.	72,500	81,799

HUNGARY — 3.2%
Richter Gedeon Nyrt	3,049	80,022

ISRAEL — 3.2%
Teva Pharmaceutical Industries, Ltd ADR	4,237	80,291

ITALY — 5.4%
Assicurazioni Generali SpA	3,846	70,198
Eni SpA	3,945	65,373

		135,571

JAPAN — 18.4%
Alfresa Holdings Corp.	3,600	84,591
JGC Corp.	4,200	81,241
KDDI Corp.	2,600	64,729
Sony Financial Holdings, Inc.	4,400	77,962
Sumitomo Mitsui Financial Group, Inc.	1,700	73,463
Sumitomo Mitsui Trust Holdings, Inc.	2,000	79,414

		461,400

NORWAY — 3.0%
Yara International ASA	1,620	74,609

SOUTH KOREA — 5.8%
Hankook Tire Co., Ltd.	1,493	76,146
Samsung Fire & Marine Insurance Co., Ltd.	285	71,080

		147,226

SPAIN — 6.2%
ACS Actividades de Construccion y Servicios SA	2,011	78,771
Siemens Gamesa Renewable Energy SA	5,628	77,245

		156,016

SWEDEN — 3.0%
Telefonaktiebolaget LM Ericsson Class B	11,388	74,900

SWITZERLAND — 6.6%
ABB, Ltd.	3,083	82,635
Credit Suisse Group AG (a)	4,711	84,116

		166,751

THAILAND — 3.4%
Bangkok Bank PCL	12,600	84,670

UNITED KINGDOM — 9.7%
CNH Industrial NV	6,370	85,440
easyJet PLC	4,294	85,040
Standard Chartered PLC (a)	6,874	72,540

		243,020

TOTAL COMMON STOCKS (Cost $2,000,342)		2,445,633

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $19,189)	19,189	19,189

TOTAL INVESTMENTS — 98.1% (Cost $2,019,531)		2,464,822
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		47,565

NET ASSETS — 100.0%		$2,512,387

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$140,612	$—	$—	$140,612
China	227,086	—	—	227,086
France	213,598	—	—	213,598
Germany	78,062	—	—	78,062
Hong Kong	81,799	—	—	81,799
Hungary	80,022	—	—	80,022
Israel	80,291	—	—	80,291
Italy	135,571	—	—	135,571
Japan	461,400	—	—	461,400
Norway	74,609	—	—	74,609
South Korea	147,226	—	—	147,226
Spain	156,016	—	—	156,016
Sweden	74,900	—	—	74,900
Switzerland	166,751	—	—	166,751
Thailand	84,670	—	—	84,670
United Kingdom	243,020	—	—	243,020
Short-Term Investment	19,189	—	—	19,189

TOTAL INVESTMENTS	$2,464,822	$—	$—	$2,464,822

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$850,283	$831,094	$—	$—	19,189	$19,189	$940	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,185	41,185	276,675	317,860	—	—	—	—	184	—

Total		$41,185	$1,126,958	$1,148,954	$—	$—		$19,189	$1,124	$—

See accompanying notes to financial statements.

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 101.7%
AUSTRIA — 3.4%
ANDRITZ AG	727	$41,104

FRANCE — 22.2%
Alstom SA	951	39,518
AXA SA	1,408	41,820
BNP Paribas SA	368	27,508
Publicis Groupe SA	595	40,475
Sanofi	447	38,566
TOTAL SA	750	41,468
Vallourec SA (a)	6,697	40,490

		269,845

GERMANY — 9.5%
Continental AG	134	36,212
Deutsche Bank AG	2,028	38,659
HeidelbergCement AG	373	40,423

		115,294

HUNGARY — 3.2%
Richter Gedeon Nyrt	1,480	38,843

IRELAND — 7.1%
Bank of Ireland Group PLC (a)	5,278	44,967
CRH PLC	1,155	41,545

		86,512

ITALY — 6.9%
Assicurazioni Generali SpA	2,417	44,115
Eni SpA	2,441	40,450

		84,565

NETHERLANDS — 8.5%
Akzo Nobel NV	307	26,918
Boskalis Westminster	1,165	43,968
Euronext NV	518	32,227

		103,113

NORWAY — 3.1%
Yara International ASA	813	37,443

SPAIN — 9.7%
ACS Actividades de Construccion y Servicios SA	1,078	42,225
Banco Bilbao Vizcaya Argentaria SA	4,491	38,354
Siemens Gamesa Renewable Energy SA	2,737	37,566

		118,145

SWEDEN — 3.6%
Telefonaktiebolaget LM Ericsson Class B	6,614	43,501

SWITZERLAND — 13.7%
ABB, Ltd.	1,474	39,508
Aryzta AG	1,217	48,268
Credit Suisse Group AG (a)	2,512	44,853
Novartis AG	399	33,738

		166,367

UNITED KINGDOM — 10.8%
Barclays PLC	16,753	46,028
easyJet PLC	2,106	41,708
Standard Chartered PLC (a)	4,178	44,090

		131,826

TOTAL COMMON STOCKS (Cost $1,064,579)		1,236,558

TOTAL INVESTMENTS — 101.7% (Cost $1,064,579)		1,236,558
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(20,446)

NET ASSETS — 100.0%		$1,216,112

(a)	Non-income producing security.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$41,104	$—	$—	$41,104
France	269,845	—	—	269,845
Germany	115,294	—	—	115,294
Hungary	38,843	—	—	38,843
Ireland	86,512	—	—	86,512
Italy	84,565	—	—	84,565
Netherlands	103,113	—	—	103,113

See accompanying notes to financial statements.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$37,443	$—	$—	$37,443
Spain	118,145	—	—	118,145
Sweden	43,501	—	—	43,501
Switzerland	166,367	—	—	166,367
United Kingdom	131,826	—	—	131,826

TOTAL INVESTMENTS	$1,236,558	$—	$—	$1,236,558

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$501,509	$501,509	$—	$—	—	$—	$404	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,566	41,566	222,020	263,586	—	—	—	—	156	—

Total		$41,566	$723,529	$765,095	$—	$—		$—	$560	$—

See accompanying notes to financial statements.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 5.2%
Incitec Pivot, Ltd.	16,635	$50,743
Woodside Petroleum, Ltd.	2,859	73,972

		124,715

CHINA — 12.7%
China Construction Bank Corp. Class H	84,000	77,367
China Mobile, Ltd.	5,500	55,758
Industrial & Commercial Bank of China, Ltd. Class H	88,000	70,807
PetroChina Co., Ltd. Class H	86,000	59,957
Shanghai Industrial Holdings, Ltd.	15,000	42,981

		306,870

HONG KONG — 6.9%
Techtronic Industries Co., Ltd.	8,500	55,400
WH Group, Ltd.	99,000	111,698

		167,098

JAPAN — 42.3%
Alfresa Holdings Corp.	4,800	112,788
ITOCHU Corp.	5,200	97,076
JGC Corp.	3,200	61,898
Kansai Paint Co., Ltd.	1,800	46,786
KDDI Corp.	3,100	77,177
Kinden Corp.	4,800	78,317
Komatsu, Ltd.	1,600	57,921
Kurita Water Industries, Ltd.	1,600	51,984
Mitsubishi UFJ Financial Group, Inc.	7,800	57,221
SMC Corp.	200	82,343
Sony Financial Holdings, Inc.	4,500	79,734
Sumitomo Mitsui Financial Group, Inc.	1,800	77,784
Toyota Motor Corp.	1,200	76,836
Trend Micro, Inc.	1,100	62,397

		1,020,262

SINGAPORE — 2.9%
United Overseas Bank, Ltd.	3,511	69,490

SOUTH KOREA — 15.6%
Hankook Tire Co., Ltd.	1,469	74,922
KT&G Corp.	771	83,182
Samsung Electronics Co., Ltd. Preference Shares	55	107,375
Samsung Fire & Marine Insurance Co., Ltd.	154	38,408
Shinhan Financial Group Co., Ltd.	1,575	72,677

		376,564

TAIWAN — 7.3%
Catcher Technology Co., Ltd.	7,000	77,154
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,458	97,460

		174,614

THAILAND — 3.3%
Bangkok Bank PCL	1,200	8,064
Bangkok Bank PCL NVDR	11,400	70,659

		78,723

UNITED KINGDOM — 2.2%
Standard Chartered PLC (a)	5,100	52,975

TOTAL COMMON STOCKS (Cost $2,013,629)		2,371,311

SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $96,815)	96,815	96,815

TOTAL INVESTMENTS — 102.4% (Cost $2,110,444)		2,468,126

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(57,373)

NET ASSETS — 100.0%		$2,410,753

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$124,715	$—	$—	$124,715
China	306,870	—	—	306,870
Hong Kong	167,098	—	—	167,098
Japan	1,020,262	—	—	1,020,262
Singapore	69,490	—	—	69,490

See accompanying notes to financial statements.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$376,564	$—	$—	$376,564
Taiwan	174,614	—	—	174,614
Thailand	78,723	—	—	78,723
United Kingdom	52,975	—	—	52,975
Short-Term Investment	96,815	—	—	96,815

TOTAL INVESTMENTS	$2,468,126	$—	$—	$2,468,126

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$731,755	$634,940	$—	$—	96,815	$96,815	$657	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,447	100,447	276,659	377,106	—	—	—	—	198	—

Total		$100,447	$1,008,414	$1,012,046	$—	$—		$96,815	$855	$—

See accompanying notes to financial statements.

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET U.S. VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 6.3%
Arconic, Inc.	1,518	$41,365
United Technologies Corp.	259	33,041

		74,406

AIRLINES — 2.6%
Copa Holdings SA Class A	229	30,700

BANKS — 6.4%
Citigroup, Inc.	516	38,396
Wells Fargo & Co.	602	36,523

		74,919

CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.	232	47,618

CHEMICALS — 3.9%
Mosaic Co.	1,808	46,393

COMMUNICATIONS EQUIPMENT — 6.9%
Cisco Systems, Inc.	1,113	42,628
F5 Networks, Inc. (a)	292	38,316

		80,944

CONSTRUCTION & ENGINEERING — 3.0%
Chicago Bridge & Iron Co. NV	2,182	35,218

CONTAINERS & PACKAGING — 3.0%
Owens-Illinois, Inc. (a)	1,567	34,740

ELECTRIC UTILITIES — 2.7%
Exelon Corp.	793	31,252

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Avnet, Inc.	935	37,045

ENERGY EQUIPMENT & SERVICES — 2.9%
National Oilwell Varco, Inc.	953	34,327

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Cigna Corp.	122	24,777
McKesson Corp.	283	44,134

		68,911

INSURANCE — 6.1%
Hartford Financial Services Group, Inc.	609	34,274
MetLife, Inc.	730	36,909

		71,183

LEISURE EQUIPMENT & PRODUCTS — 2.8%
Polaris Industries, Inc.	269	33,353

MACHINERY — 3.1%
AGCO Corp.	504	36,001

MULTILINE RETAIL — 3.5%
Nordstrom, Inc.	872	41,315

OIL, GAS & CONSUMABLE FUELS — 10.8%
Chevron Corp.	279	34,928
ConocoPhillips	462	25,359
EQT Corp.	658	37,453
Occidental Petroleum Corp.	393	28,949

		126,689

PHARMACEUTICALS — 8.5%
Eli Lilly & Co.	446	37,669
Johnson & Johnson	213	29,760
Merck & Co., Inc.	568	31,962

		99,391

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Intel Corp.	804	37,113

SOFTWARE — 4.8%
CA, Inc.	596	19,835
Oracle Corp.	771	36,453

		56,288

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
NCR Corp. (a)	984	33,446

TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Skechers U.S.A., Inc. Class A (a)	1,083	40,981

TOTAL COMMON STOCKS (Cost $1,017,165)		1,172,233

SHORT-TERM INVESTMENT — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $70,581)	70,581	70,581

TOTAL INVESTMENTS — 105.8% (Cost $1,087,746)		1,242,814

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(67,743)

NET ASSETS — 100.0%		$1,175,071

See accompanying notes to financial statements.

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET U.S. VALUE SPOTLIGHT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$74,406	$—	$—	$74,406
Airlines	30,700	—	—	30,700
Banks	74,919	—	—	74,919
Capital Markets	47,618	—	—	47,618
Chemicals	46,393	—	—	46,393
Communications Equipment	80,944	—	—	80,944
Construction & Engineering	35,218	—	—	35,218
Containers & Packaging	34,740	—	—	34,740
Electric Utilities	31,252	—	—	31,252
Electronic Equipment, Instruments & Components	37,045	—	—	37,045
Energy Equipment & Services	34,327	—	—	34,327
Health Care Providers & Services	68,911	—	—	68,911
Insurance	71,183	—	—	71,183
Leisure Equipment & Products	33,353	—	—	33,353
Machinery	36,001	—	—	36,001
Multiline Retail	41,315	—	—	41,315
Oil, Gas & Consumable Fuels	126,689	—	—	126,689
Pharmaceuticals	99,391	—	—	99,391
Semiconductors & Semiconductor Equipment	37,113	—	—	37,113
Software	56,288	—	—	56,288
Technology Hardware, Storage & Peripherals	33,446	—	—	33,446
Textiles, Apparel & Luxury Goods	40,981	—	—	40,981
Short-Term Investment	70,581	—	—	70,581

TOTAL INVESTMENTS	$1,242,814	$—	$—	$1,242,814

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$414,019	$343,438	$—	$—	70,581	$70,581	$602	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,767	101,767	59,098	160,865	—	—	—	—	169	—

Total		$101,767	$473,117	$504,303	$—	$—		$70,581	$771	$—

See accompanying notes to financial statements.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
ASSETS
Investments in unaffiliated issuers, at value	$2,362,574	$2,445,633	$1,236,558	$2,371,311	$1,172,233
Investments in affiliated issuers, at value	54,742	19,189	—	96,815	70,581

Total Investments	2,417,316	2,464,822	1,236,558	2,468,126	1,242,814
Foreign currency, at value	60,456	100,351	89,510	2,388	—
Dividends receivable — unaffiliated issuers	2,853	1,968	420	7,011	1,061
Dividends receivable — affiliated issuers	124	117	7	111	88
Receivable for foreign taxes recoverable	911	3,102	2,197	656	—

TOTAL ASSETS	2,481,660	2,570,360	1,328,692	2,478,292	1,243,963

LIABILITIES
Due to custodian	—	—	46,231	—	—
Unrealized depreciation on forward foreign currency exchange contracts	4,057	—	—	—	—
Advisory fee payable	33,014	24,337	31,866	35,029	43,104
Custodian fees payable	5,246	3,049	5,853	3,291	1,303
Administration fees payable	108	114	57	104	55
Transfer agent fees payable	1,396	1,713	1,396	1,395	1,396
Registration and filing fees payable	29	24	15	29	15
Professional fees payable	24,014	24,012	24,013	24,013	23,019
Printing and postage fees payable	3,582	4,724	3,149	3,678	—

TOTAL LIABILITIES	71,446	57,973	112,580	67,539	68,892

NET ASSETS	$2,410,214	$2,512,387	$1,216,112	$2,410,753	$1,175,071

NET ASSETS CONSIST OF:
Paid-in Capital	$2,000,000	$2,000,000	$1,000,000	$2,000,000	$1,000,000
Undistributed (distribution in excess of) net investment income (loss)	4,057	288	575	408	—
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency exchange contracts	86,573	65,341	42,243	52,606	20,003
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	322,901	445,291	171,979	357,682	155,068
Foreign currency translations	740	1,467	1,315	57	—
Forward foreign currency exchange transactions	(4,057)	—	—	—	—

NET ASSETS	$2,410,214	$2,512,387	$1,216,112	$2,410,753	$1,175,071

NET ASSET VALUE PER SHARE
Class K
Net Assets	$2,410,214	$2,512,387	$1,216,112	$2,410,753	$1,175,071
Shares Outstanding	200,000	200,000	100,000	200,000	100,000

Net asset value, offering and redemption price per share	$12.05	$12.56	$12.16	$12.05	$11.75

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,039,673	$2,000,342	$1,064,579	$2,013,629	$1,017,165
Investments in affiliated issuers	54,742	19,189	—	96,815	70,581

Total cost of investments	$2,094,415	$2,019,531	$1,064,579	$2,110,444	$1,087,746

Foreign currency, at cost	$59,752	$99,042	$88,309	$2,356	$—

See accompanying notes to financial statements.

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$49,248	$72,905	$30,429	$67,551	$19,324
Dividend income — affiliated issuers	1,078	1,124	560	855	771
Foreign taxes withheld	(4,304)	(7,918)	(4,401)	(8,044)	—

TOTAL INVESTMENT INCOME (LOSS)	46,022	66,111	26,588	60,362	20,095

EXPENSES
Advisory fee	17,621	18,990	8,861	16,581	7,219
Administration fees	1,175	1,266	591	1,105	555
Custodian fees	51,855	43,958	53,555	41,535	14,598
Trustees’ fees and expenses	22,082	22,084	22,064	22,080	22,064
Transfer agent fees	9,521	5,673	9,522	9,521	9,522
Registration and filing fees	20,443	20,454	20,443	20,443	20,443
Professional fees	58,397	58,828	58,397	58,397	56,403
Printing and postage fees	10,297	7,666	9,245	10,304	6,104
Miscellaneous expenses	5,142	4,878	5,140	5,117	5,097

TOTAL EXPENSES	196,533	183,797	187,818	185,083	142,005

Expenses waived/reimbursed by the Adviser	(178,912)	(164,807)	(178,927)	(168,501)	(134,786)

NET EXPENSES	17,621	18,990	8,891	16,582	7,219

NET INVESTMENT INCOME (LOSS)	28,401	47,121	17,697	43,780	12,876

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	270,004	268,756	104,293	112,430	56,803
Forward foreign currency exchange contracts	(7,217)	—	(588)	—	—
Foreign currency transactions	803	1,367	852	626	—

Net realized gain (loss)	263,590	270,123	104,557	113,056	56,803

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	260,608	241,679	132,265	438,908	118,069
Forward foreign currency exchange contracts	(3,168)	—	—	—	—
Foreign currency translations	799	1,589	1,267	88	—

Net change in unrealized appreciation/depreciation	258,239	243,268	133,532	438,996	118,069

NET REALIZED AND UNREALIZED GAIN (LOSS)	521,829	513,391	238,089	552,052	174,872

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$550,230	$560,512	$255,786	$595,832	$187,748

*Includes foreign capital gain taxes	$(156)	$(110)	$—	$—	$—

**Includes foreign deferred taxes	$126	$—	$—	$—	$—

See accompanying notes to financial statements.

28

[This Page Intentionally Left Blank]

29

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	State Street Global Value Spotlight Fund		State Street International Value Spotlight Fund
	Year Ended 12/31/17	For the Period 9/22/16* - 12/31/16	Year Ended 12/31/17	For the Period 7/13/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,401	$1,857	$47,121	$4,463
Net realized gain (loss)	263,590	32,174	270,123	83,583
Net change in unrealized appreciation/depreciation	258,239	61,345	243,268	203,490

Net increase (decrease) in net assets resulting from operations	550,230	95,376	560,512	291,536

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,993)	(8,100)	(48,090)	(3,800)
Net realized gains	(201,799)	(500)	(250,231)	(37,540)

Total distributions to shareholders	(226,792)	(8,600)	(298,321)	(41,340)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	—	2,000,000	—	2,000,000

Net increase (decrease) in net assets from beneficial interest transactions	—	2,000,000	—	2,000,000

Net increase (decrease) in net assets during the period	323,438	2,086,776	262,191	2,250,196

Net assets at beginning of period	2,086,776	—	2,250,196	—

NET ASSETS AT END OF PERIOD	$2,410,214	$2,086,776	$2,512,387	$2,250,196

Undistributed (distribution in excess of) net investment income (loss)	$4,057	$2,425	$288	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	200,000	—	200,000

Net increase (decrease)	—	200,000	—	200,000

*	Inception date.

See accompanying notes to financial statements.

30

State Street European Value Spotlight Fund		State Street Asia Pacific Value Spotlight Fund		State Street U.S. Value Spotlight Fund
Year Ended 12/31/17	For the Period 9/22/16* - 12/31/16	Year Ended 12/31/17	For the Period 9/22/16* - 12/31/16	Year Ended 12/31/17	For the Period 9/22/16* - 12/31/16

$17,697	$(889)	$43,780	$7,095	$12,876	$3,534
104,557	6,209	113,056	7,262	56,803	9,052

133,532	39,762	438,996	(81,257)	118,069	36,999

255,786	45,082	595,832	(66,900)	187,748	49,585

(18,944)	(840)	(44,016)	(3,480)	(12,898)	(3,530)
(64,932)	(40)	(70,683)	—	(45,124)	(710)

(83,876)	(880)	(114,699)	(3,480)	(58,022)	(4,240)

—	1,000,000	—	2,000,000	—	1,000,000

—	1,000,000	—	2,000,000	—	1,000,000

171,910	1,044,202	481,133	1,929,620	129,726	1,045,345

1,044,202	—	1,929,620	—	1,045,345	—

$1,216,112	$1,044,202	$2,410,753	$1,929,620	$1,175,071	$1,045,345

$575	$1,558	$408	$—	$—	$—

—	100,000	—	200,000	—	100,000

—	100,000	—	200,000	—	100,000

31

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET GLOBAL VALUE SPOTLIGHT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.01
Net realized and unrealized gain (loss)	2.61	0.46

Total from investment operations	2.75	0.47

Distributions to shareholders from:
Net investment income	(0.12)	(0.04)
Net realized gains	(1.01)	(0.00	)(b)

Total distributions	(1.13)	(0.04)

Net asset value, end of period	$12.05	$10.43

Total return (c)	26.47%	4.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,410	$2,087
Ratios to average net assets:
Total expenses	8.36%	9.46	%(d)
Net expenses	0.75%	0.75	%(d)
Net investment income (loss)	1.21%	0.34	%(d)
Portfolio turnover rate	70%	18	%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

32

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	For the Period 7/14/16* - 12/31/16
Net asset value, beginning of period	$11.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.02
Net realized and unrealized gain (loss)	2.56	1.44

Total from investment operations	2.80	1.46

Distributions to shareholders from:
Net investment income	(0.24)	(0.02)
Net realized gains	(1.25)	(0.19)

Total distributions	(1.49)	(0.21)

Net asset value, end of period	$12.56	$11.25

Total return (b)	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,512	$2,250
Ratios to average net assets:
Total expenses	7.26%	7.76	%(c)
Net expenses	0.75%	0.75	%(c)
Net investment income (loss)	1.86%	0.44	%(c)
Portfolio turnover rate	45%	26	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

33

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	(0.01)
Net realized and unrealized gain (loss)	2.38	0.46

Total from investment operations	2.56	0.45

Distributions to shareholders from:
Net investment income	(0.19)	(0.01)
Net realized gains	(0.65)	(0.00	)(b)

Total distributions	(0.84)	(0.01)

Net asset value, end of period	$12.16	$10.44

Total return (c)	24.61%	4.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,216	$1,044
Ratios to average net assets:
Total expenses	15.90%	19.10	%(d)
Net expenses	0.75%	0.75	%(d)
Net investment income (loss)	1.50%	(0.33	)%(d)
Portfolio turnover rate	70%	28	%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount shown represents less than 0.5%.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

34

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	For the Year Ended 12/31/17	Period 9/23/16 - 12/31/16*
Net asset value, beginning of period	$9.65	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.04
Net realized and unrealized gain (loss)	2.75	(0.37)

Total from investment operations	2.97	(0.33)

Distributions to shareholders from:
Net investment income	(0.22)	(0.02)
Net realized gains	(0.35)	—

Total distributions	(0.57)	(0.02)

Net asset value, end of period	$12.05	$9.65

Total return (b)	30.86%	(3.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,411	$1,930
Ratios to average net assets:
Total expenses	8.37%	9.48	%(c)
Net expenses	0.75%	0.75	%(c)
Net investment income (loss)	1.98%	1.33	%(c)
Portfolio turnover rate	37%	8	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

35

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET U.S. VALUE SPOTLIGHT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.04
Net realized and unrealized gain (loss)	1.75	0.46

Total from investment operations	1.88	0.50

Distributions to shareholders from:
Net investment income	(0.13)	(0.04)
Net realized gains	(0.45)	(0.01)

Total distributions	(0.58)	(0.05)

Net asset value, end of period	$11.75	$10.45

Total return (b)	17.98%	4.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,175	$1,045
Ratios to average net assets:
Total expenses	12.79%	14.28	%(c)
Net expenses	0.65%	0.65	%(c)
Net investment income (loss)	1.16%	1.27	%(c)
Portfolio turnover rate	50%	11	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

36

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” and collectively the “Funds”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Global Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street International Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced July 14, 2016	Non-diversified
State Street European Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street Asia Pacific Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street U.S. Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified

The State Street Global Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund were formed on September 22, 2016 and commenced operations on September 23, 2016. The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.

Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly

37

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended December 31, 2017.

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

As of December 31, 2017, State Street Global Value Spotlight Fund and State Street International Value Spotlight Fund NAV’s were impacted by adjustments to certain foreign tax accruals. The per share impacts were $0.007 and $0.006, respectively, on August 17, 2017.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended December 31, 2017, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
State Street Global Value Spotlight Fund	Managing the Fund’s Currency Exposure Relative to the Benchmark
State Street European Value Spotlight Fund	Managing the Fund’s Currency Exposure Relative to the Benchmark

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts (a)	$—	$4,057	$—	$—	$—	$4,057

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$(7,217)	$—	$—	$—	$(7,217)
State Street European Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	—	(588)	—	—	—	(588)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$(3,168)	$—	$—	$—	$(3,168)

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2017:

40

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$(1,361)	$—	$—	$(1,361)
Royal Bank of Canada	(1,373)	—	—	(1,373)
Westpac Banking Corp.	(1,323)	—	—	(1,323)

	$(4,057)	$—	$—	$(4,057)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Funds, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, each Fund pays the Adviser a fee at an annual rate set forth below, of the Fund’s average daily net assets.

Annual Rate
State Street Global Value Spotlight Fund	0.75%
State Street International Value Spotlight Fund	0.75
State Street European Value Spotlight Fund	0.75
State Street Asia Pacific Value Spotlight Fund	0.75
State Street U.S. Value Spotlight Fund	0.65

The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Funds. The Sub-Adviser receives fees from the Adviser for its services provided to the Funds.

SSGA FM is contractually obligated until April 30, 2018, to waive up to the full amount of its advisory fee payable and/or to reimburse the Funds for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses, such as distribution, shareholder servicing, sub-transfer agency fees, and administration fees) exceed the following percentages of average daily net assets on an annual basis.

Percentage of average net assets
State Street Global Value Spotlight Fund	0.70%
State Street International Value Spotlight Fund	0.70
State Street European Value Spotlight Fund	0.70
State Street Asia Pacific Value Spotlight Fund	0.70
State Street U.S. Value Spotlight Fund	0.60

The waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board.

41

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

For the period ended December 31, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Global Value Spotlight Fund	1	100.00%
State Street International Value Spotlight Fund	1	100.00%
State Street European Value Spotlight Fund	1	100.00%
State Street Asia Pacific Value Spotlight Fund	1	100.00%
State Street U.S. Value Spotlight Fund	1	100.00%

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of December 31, 2017, the State Street European Value Spotlight Fund has a cash overdraft related to dividend distributions.

42

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Global Value Spotlight Fund	$1,564,439	$1,698,868
State Street International Value Spotlight Fund	1,083,081	1,356,491
State Street European Value Spotlight Fund	791,034	789,738
State Street Asia Pacific Value Spotlight Fund	789,117	803,614
State Street U.S. Value Spotlight Fund	560,516	521,313

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, forward foreign currency exchange contracts, passive foreign investment companies and wash sale deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Global Value Spotlight Fund	$210,536	$16,256	$—	$226,792
State Street International Value Spotlight Fund	257,146	41,175	—	298,321
State Street European Value Spotlight Fund	70,990	12,886	—	83,876
State Street Asia Pacific Value Spotlight Fund	109,831	4,868	—	114,699
State Street U.S. Value Spotlight Fund	55,879	2,143	—	58,022

43

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Global Value Spotlight Fund	$8,600	$—	$—	$8,600
State Street International Value Spotlight Fund	41,340	—	—	41,340
State Street European Value Spotlight Fund	880	—	—	880
State Street Asia Pacific Value Spotlight Fund	3,480	—	—	3,480
State Street U.S. Value Spotlight Fund	4,240	—	—	4,240

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Global Value Spotlight Fund	$13,069	$—	$75,040	$322,105	$—	$410,214
State Street International Value Spotlight Fund	12,534	—	53,427	446,426	—	512,387
State Street European Value Spotlight Fund	6,198	—	39,625	170,289	—	216,112
State Street Asia Pacific Value Spotlight Fund	19,502	—	48,514	342,737	—	410,753
State Street U.S. Value Spotlight Fund	4,239	—	19,127	151,705	—	175,071

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Global Value Spotlight Fund	$2,091,894	$329,203	$7,838	$321,365
State Street International Value Spotlight Fund	2,019,863	474,670	29,711	444,959
State Street European Value Spotlight Fund	1,067,584	170,683	1,709	168,974
State Street Asia Pacific Value Spotlight Fund	2,125,446	383,889	41,209	342,680
State Street U.S. Value Spotlight Fund	1,091,109	163,378	11,673	151,705

8.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

44

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

9.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

45

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund and the Board of Trustees of State Street Institutional Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund (collectively referred to as the “Funds”) (five of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2017, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statement of changes in net assets	Financial highlights
State Street Global Value Spotlight Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 22, 2016 (commencement of operations) through December 31, 2016
State Street International Value Spotlight Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from July 13, 2016 (commencement of operations) through December 31, 2016
State Street European Value Spotlight Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 22, 2016 (commencement of operations) through December 31, 2016
State Street Asia Pacific Value Spotlight Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 22, 2016 (commencement of operations) through December 31, 2016
State Street U.S. Value Spotlight Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 22, 2016 (commencement of operations) through December 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

46

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

47

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Global Value Spotlight Fund	0.75%	$1,102.90	$3.98	$1,021.40	$3.82
State Street International Value Spotlight Fund	0.75	1,086.20	3.94	1,021.40	3.82
State Street European Value Spotlight Fund	0.75	1,086.80	3.94	1,021.40	3.82
State Street Asia Pacific Value Spotlight Fund	0.75	1,140.70	4.05	1,021.40	3.82
State Street U.S. Value Spotlight Fund	0.65	1,119.80	3.47	1,021.90	3.31

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.

48

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2017:

Amount
State Street Global Value Spotlight Fund	$16,256
State Street International Value Spotlight Fund	41,175
State Street European Value Spotlight Fund	12,886
State Street Asia Pacific Value Spotlight Fund	4,868
State Street U.S. Value Spotlight Fund	2,143

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Global Value Spotlight Fund	$4,460
State Street International Value Spotlight Fund	8,028
State Street European Value Spotlight Fund	4,127
State Street Asia Pacific Value Spotlight Fund	7,255

The amount of foreign source income earned on the following Funds during the year ended December 31, 2017 were as follows:

Amount
State Street Global Value Spotlight Fund	$41,436
State Street International Value Spotlight Fund	72,905
State Street European Value Spotlight Fund	30,429
State Street Asia Pacific Value Spotlight Fund	67,543

49

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

50

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

51

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees (1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

52

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

53

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-800-997-7327.

54

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Funds

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITSPOTLTAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET TARGET RETIREMENT FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 8.83%, and the Index was 3.54%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was 8.77% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the fixed income only Index. The Fund slightly outperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio, and the State Street Aggregate Bond Index Portfolio. The top negative contributors to the Fund’s performance were the SPDR Portfolio Short Term Corporate Bond ETF, the SPDR Portfolio Short Term Treasury ETF, and the SPDR Dow Jones Wilshire Global Real Estate ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET TARGET RETIREMENT FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement Fund Class A	8.65%	4.13%
State Street Target Retirement Fund Class I	8.92%	4.39%
State Street Target Retirement Fund Class K	8.83%	4.35%
Bloomberg Barclays U.S. Aggregate Index (1)	3.54%	2.62%

*	Inception date is September 30, 2014.
(1)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

2

STATE STREET TARGET RETIREMENT FUND

PORTFOLIO STATISTICS (UNAUDITED)

The Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund — its glide path — to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.7%
Domestic Equity	19.7
Inflation Linked	17.9
International Equity	10.1
Real Estate	5.0
Short Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%

See accompanying notes to financial statements.

3

STATE STREET TARGET RETIREMENT 2015 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2015 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 10.39%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2015 Composite Index (the “Secondary Index”), was 10.35% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio, and the State Street Aggregate Bond Index Portfolio. The top negative contributors to the Fund’s performance were the SPDR Portfolio Short Term Corporate Bond ETF, the SPDR Portfolio Short Term Treasury ETF, and the SPDR Dow Jones Wilshire Global Real Estate ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

4

STATE STREET TARGET RETIREMENT 2015 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2015 Fund Class A	10.02%	4.75%
State Street Target Retirement 2015 Fund Class I	10.39%	5.04%
State Street Target Retirement 2015 Fund Class K	10.39%	5.06%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

5

STATE STREET TARGET RETIREMENT 2015 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	39.0%
Domestic Equity	22.9
Inflation Linked	21.1
International Equity	12.2
Real Estate	5.0
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

See accompanying notes to financial statements.

6

STATE STREET TARGET RETIREMENT 2020 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 13.38%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was 13.54% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributors to the Fund’s performance were the SPDR Barclays TIPS ETF, the SPDR Barclays 1-10 Year TIPS ETF, and the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

7

STATE STREET TARGET RETIREMENT 2020 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2020 Fund Class A	13.08%	6.03%
State Street Target Retirement 2020 Fund Class I	13.38%	6.26%
State Street Target Retirement 2020 Fund Class K	13.38%	6.28%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

8

STATE STREET TARGET RETIREMENT 2020 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	32.7%
Domestic Equity	30.7
International Equity	17.7
Inflation Linked	14.5
Real Estate	4.0
Short Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

See accompanying notes to financial statements.

9

STATE STREET TARGET RETIREMENT 2025 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 16.52%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was 16.74% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributors to the Fund’s performance were the SPDR Dow Jones Wilshire Global Real Estate ETF, the SPDR Barclays TIPS ETF, and the SPDR Barclays Capital US High Yield Bond ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

10

STATE STREET TARGET RETIREMENT 2025 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2025 Fund Class A	16.25%	7.09%
State Street Target Retirement 2025 Fund Class I	16.54%	7.35%
State Street Target Retirement 2025 Fund Class K	16.52%	7.40%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

11

STATE STREET TARGET RETIREMENT 2025 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	39.4%
Domestic Fixed Income	27.8
International Equity	24.0
Inflation Linked	7.0
Real Estate	1.5
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

12

STATE STREET TARGET RETIREMENT 2030 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2030 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 18.35%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was 18.47% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributors to the Fund’s performance were the SPDR Barclays TIPS ETF, the SPDR Barclays Capital US High Yield Bond ETF, and the State Street Aggregate Bond Index Portfolio.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

13

STATE STREET TARGET RETIREMENT 2030 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2030 Fund Class A	17.94%	7.73%
State Street Target Retirement 2030 Fund Class I	18.27%	7.95%
State Street Target Retirement 2030 Fund Class K	18.35%	8.02%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

14

STATE STREET TARGET RETIREMENT 2030 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	44.7%
International Equity	27.7
Domestic Fixed Income	25.2
Inflation Linked	2.1
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

See accompanying notes to financial statements.

15

STATE STREET TARGET RETIREMENT 2035 FUND

MANAGEMENT’S DISCUSSION OF PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 19.73%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was 19.83% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributors to the Fund’s performance were the State Street Aggregate Bond Index Portfolio and the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

16

STATE STREET TARGET RETIREMENT 2035 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2035 Fund Class A	19.34%	8.19%
State Street Target Retirement 2035 Fund Class I	19.56%	8.41%
State Street Target Retirement 2035 Fund Class K	19.73%	8.50%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

17

STATE STREET TARGET RETIREMENT 2035 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	49.1%
International Equity	30.7
Domestic Fixed Income	19.8
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

See accompanying notes to financial statements.

18

STATE STREET TARGET RETIREMENT 2040 FUND

MANAGMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 20.69%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was 20.81% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributors to the Fund’s performance were the State Street Aggregate Bond Index Portfolio and the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

19

STATE STREET TARGET RETIREMENT 2040 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2040 Fund Class A	20.29%	8.46%
State Street Target Retirement 2040 Fund Class I	20.59%	8.73%
State Street Target Retirement 2040 Fund Class K	20.69%	8.77%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

20

STATE STREET TARGET RETIREMENT 2040 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.1%
International Equity	32.7
Domestic Fixed Income	14.8
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

See accompanying notes to financial statements.

21

STATE STREET TARGET RETIREMENT 2045 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 21.45%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was 21.67% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributor to the Fund’s performance was the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

22

STATE STREET TARGET RETIREMENT 2045 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2045 Fund Class A	21.15%	8.74%
State Street Target Retirement 2045 Fund Class I	21.45%	9.01%
State Street Target Retirement 2045 Fund Class K	21.45%	9.03%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

23

STATE STREET TARGET RETIREMENT 2045 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.0%
International Equity	34.7
Domestic Fixed Income	9.8
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

See accompanying notes to financial statements.

24

STATE STREET TARGET RETIREMENT 2050 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 21.42%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was 21.67% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributor to the Fund’s performance was the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

25

STATE STREET TARGET RETIREMENT 2050 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2050 Fund Class A	21.19%	8.69%
State Street Target Retirement 2050 Fund Class I	21.30%	8.91%
State Street Target Retirement 2050 Fund Class K	21.42%	8.92%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

26

STATE STREET TARGET RETIREMENT 2050 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.0%
International Equity	34.7
Domestic Fixed Income	9.8
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

See accompanying notes to financial statements.

27

STATE STREET TARGET RETIREMENT 2055 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 21.53%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was 21.67% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributor to the Fund’s performance was the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

28

STATE STREET TARGET RETIREMENT 2055 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED) (CONTINUED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2055 Fund Class A	21.20%	8.67%
State Street Target Retirement 2055 Fund Class I	21.60%	8.97%
State Street Target Retirement 2055 Fund Class K	21.53%	8.93%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

29

STATE STREET TARGET RETIREMENT 2055 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	54.8%
International Equity	34.6
Domestic Fixed Income	9.8
Short Term Investments	0.2
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

See accompanying notes to financial statements.

30

STATE STREET TARGET RETIREMENT 2060 FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 21.57%, and the Index was 21.83%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was 21.67% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. 2017 marked the best year for global equity markets since 2009 as measured by the MSCI All Country World Index (ACWI), posting an approximately 24.6% return for the year. The reflation thematic drove growth assets higher throughout much of 2017 with better than expected global economic data releases, evidenced by the Organization for Economic Cooperation and Expansion (OECD) estimating that all 45 economies it follows were on track to expand in 2017. In the U.S., the S&P 500 Index gained approximately 21.8% for the year as companies posted strong earnings growth and economic data hit multi-year highs with the ISM manufacturing index notching 60.8% in September, which was the highest reading since June of 2004. Outside the U.S., the global equity rally was even more pronounced in 2017 as the MSCI Emerging Markets Index surged nearly 38%, and the MSCI Europe and MSCI Pacific indices gained approximately 26% and 25%, respectively. Subdued volatility and healthy economic growth in the Eurozone, Japan, and China worked in concert with a weaker U.S. dollar to provide tailwinds throughout the year for non-U.S. equities as the dollar declined approximately 10% in 2017. Certain commodities benefited from the weaker U.S. dollar and the pickup in global growth, as oil rallied to 2.5 year highs on improved supply/demand fundamentals with OPEC’s ability to rebalance the market taking shape over the second half of the year. As a group, industrial metals returned close to 30% with copper reaching 3 year highs spurred on by the surge in global Purchasing Managers Index readings and particularly strong demand out of China. However, these gains were offset by weakness in the agriculture complex and the broad Bloomberg Commodities Index experienced only a modest gain of approximately 1.7% on the year.

Within fixed income, 2017 could be characterized by the flattening of the U.S. yield curve as short-term interest rates were pushed up 70 basis points by the Fed’s three interest rate hikes, while long-term interest rates remained well anchored by the drop in inflation expectations. Both the U.S. 10 year treasury yield and the 10 year breakeven rate closed the year nearly unchanged from where they started 2017, settling at just over 2.4% and 2%, respectively. As a result of the flatter yield curve environment, long duration treasury bonds experienced strong performance in 2017, ending the year up over 8.5%. U.S. credit markets fared especially well and were beneficiaries of investors’ appetite for risky assets with option adjusted spreads (OAS) in investment grade and high yield bonds steadily declining throughout the year before finishing 2017 near the lowest levels of this economic cycle. The tighter spread and flatter yield curve combined to help the Bloomberg Barclays U.S. Long Credit Index finish the year with a robust 12.2% approximate gain, while the Barclays U.S. High Yield Index returned approximately 7.5% for the year.

The Fund did not invest in derivatives during the Reporting Period.

The top positive contributors to the Fund’s performance were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. The top negative contributor to the Fund’s performance was the SPDR Portfolio Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

31

STATE STREET TARGET RETIREMENT 2060 FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Target Retirement 2060 Fund Class A	21.24%	8.65%
State Street Target Retirement 2060 Fund Class I	21.45%	8.89%
State Street Target Retirement 2060 Fund Class K	21.57%	8.91%
S&P 500 Index (1)	21.83%	12.13%

*	Inception date is September 30, 2014.
(1)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

32

STATE STREET TARGET RETIREMENT 2060 FUND

PORTFOLIO STATISTICS (UNAUDITED)

Asset Allocation as of December 31, 2017 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	54.8%
International Equity	34.5
Domestic Fixed Income	9.8
Short Term Investments	1.1
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

See accompanying notes to financial statements.

33

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 19.7%
State Street Equity 500 Index II Portfolio	1,722,843	$22,517,564
State Street Small/Mid Cap Equity Index Portfolio	350,686	4,243,297

		26,760,861

DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF	257,521	9,456,171
SPDR Portfolio Short Term Corporate Bond ETF	177,386	5,396,082
SPDR Portfolio Short Term Treasury ETF	714,687	21,351,060
State Street Aggregate Bond Index Portfolio	2,706,569	27,065,687

		63,269,000

INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,261,325	24,330,959

INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	1,271,615	13,746,163

REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	138,619	6,775,697

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $132,240,022)		134,882,680

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $1,512,269)	1,512,269	1,512,269

TOTAL INVESTMENTS — 100.5% (Cost $133,752,291)		136,394,949

Liabilities In Excess Of Other Assets — (0.5)%		(736,114)

NET ASSETS — 100.0%		$135,658,835

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$26,760,861	$—	$—	$26,760,861
Domestic Fixed Income	63,269,000	—	—	63,269,000
Inflation Linked	24,330,959	—	—	24,330,959
International Equity	13,746,163	—	—	13,746,163
Real Estate	6,775,697	—	—	6,775,697
Short-Term Investment	1,512,269	—	—	1,512,269

TOTAL INVESTMENTS	$136,394,949	$—	$—	$136,394,949

See accompanying notes to financial statements.

34

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	522,357	$10,107,608	$16,826,661	$2,422,658	$32,217	$(212,869)	1,261,325	$24,330,959	$519,910	$—
SPDR Bloomberg Barclays High Yield Bond ETF	108,415	3,951,727	6,738,202	1,252,237	75,412	(56,933)	257,521	9,456,171	356,312	—
SPDR Dow Jones Global Real Estate ETF	60,746	2,846,557	4,587,071	819,786	7,284	154,571	138,619	6,775,697	151,720	—
SPDR Portfolio Short Term Corporate Bond ETF	73,883	2,255,648	5,928,287	2,764,574	(7,297)	(15,982)	177,386	5,396,082	72,650	—
SPDR Portfolio Short Term Treasury ETF	295,962	8,893,658	15,476,683	2,911,220	(28,535)	(79,526)	714,687	21,351,060	173,754	—
State Street Aggregate Bond Index Portfolio	1,140,689	11,304,230	19,119,989	3,486,953	(41,546)	169,967	2,706,569	27,065,687	429,769	—
State Street Equity 500 Index II Portfolio	828,939	9,383,593	15,859,986	4,754,077	757,218	1,270,844	1,722,843	22,517,564	336,383	525,061
State Street Global Equity ex-U.S. Index Portfolio	659,493	5,763,966	9,254,246	3,234,708	474,542	1,488,117	1,271,615	13,746,163	227,980	42,289
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	41,201,569	39,689,300	—	—	1,512,269	1,512,269	4,310	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,318	106,318	21,061,084	21,167,402	—	—	—	—	983	—
State Street Small/Mid Cap Equity Index Portfolio	166,447	1,772,660	2,845,910	729,890	146,220	208,397	350,686	4,243,297	37,924	82,846

Total		$56,385,965	$158,899,688	$83,232,805	$1,415,515	$2,926,586		$136,394,949	$2,311,695	$650,196

See accompanying notes to financial statements.

35

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2015 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 22.9%
State Street Equity 500 Index II Portfolio	3,712,837	$48,526,773
State Street Small/Mid Cap Equity Index Portfolio	648,841	7,850,978

		56,377,751

DOMESTIC FIXED INCOME — 39.0%
SPDR Bloomberg Barclays High Yield Bond ETF	471,983	17,331,216
SPDR Portfolio Short Term Corporate Bond ETF	162,611	4,946,627
SPDR Portfolio Short Term Treasury ETF	645,897	19,295,979
State Street Aggregate Bond Index Portfolio	5,447,111	54,471,108

		96,044,930

INFLATION LINKED — 21.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,695,928	52,004,451

INTERNATIONAL EQUITY — 12.2%
State Street Global Equity ex-U.S. Index Portfolio	2,782,326	30,076,951

REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	253,572	12,394,599

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $241,458,763)		246,898,682

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $959,567)	959,567	959,567

TOTAL INVESTMENTS — 100.6% (Cost $242,418,330)		247,858,249

Liabilities In Excess Of Other Assets — (0.6)%		(1,562,370)

NET ASSETS — 100.0%		$246,295,879

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$56,377,751	$—	$—	$56,377,751
Domestic Fixed Income	96,044,930	—	—	96,044,930
Inflation Linked	52,004,451	—	—	52,004,451
International Equity	30,076,951	—	—	30,076,951
Real Estate	12,394,599	—	—	12,394,599
Short-Term Investment	959,567	—	—	959,567

TOTAL INVESTMENTS	$247,858,249	$—	$—	$247,858,249

See accompanying notes to financial statements.

36

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2015 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	749,088	$14,494,853	$44,383,573	$6,455,126	$(138,660)	$(280,189)	2,695,928	$52,004,451	$1,034,705	$—
SPDR Bloomberg Barclays High Yield Bond ETF	139,926	5,100,303	16,190,133	3,975,858	76,152	(59,514)	471,983	17,331,216	599,383	—
SPDR Dow Jones Global Real Estate ETF	78,412	3,674,386	10,483,226	1,990,203	(133,905)	361,095	253,572	12,394,599	247,001	—
SPDR Portfolio Short Term Corporate Bond ETF	35,759	1,091,722	6,834,829	2,958,826	(13,436)	(7,662)	162,611	4,946,627	53,634	—
SPDR Portfolio Short Term Treasury ETF	139,454	4,190,593	17,796,542	2,597,203	(40,755)	(53,198)	645,897	19,295,979	128,389	—
State Street Aggregate Bond Index Portfolio	1,693,129	16,778,907	45,292,868	7,855,422	(244,727)	499,482	5,447,111	54,471,108	801,298	—
State Street Equity 500 Index II Portfolio	1,327,710	15,029,680	42,368,600	12,936,418	1,460,439	2,604,472	3,712,837	48,526,773	635,079	991,297
State Street Global Equity ex-U.S. Index Portfolio	1,104,279	9,651,396	25,671,054	9,475,927	1,255,869	2,974,559	2,782,326	30,076,951	441,147	81,830
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	66,707,281	65,747,714	—	—	959,567	959,567	3,976	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	206,879	206,879	43,457,647	43,664,526	—	—	—	—	1,566	—
State Street Small/Mid Cap Equity Index Portfolio	246,404	2,624,201	6,879,957	2,291,510	329,423	308,905	648,841	7,850,978	62,774	137,132

Total		$72,842,920	$326,065,710	$159,948,733	$2,550,400	$6,347,950		$247,858,249	$4,008,952	$1,210,259

See accompanying notes to financial statements.

37

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2020 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 30.7%
State Street Equity 500 Index II Portfolio	15,046,398	$196,656,415
State Street Small/Mid Cap Equity Index Portfolio	3,453,558	41,788,055

		238,444,470

DOMESTIC FIXED INCOME — 32.7%
SPDR Bloomberg Barclays High Yield Bond ETF	1,266,946	46,522,257
SPDR Portfolio Long Term Treasury ETF	382,227	13,985,686
State Street Aggregate Bond Index Portfolio	19,384,934	193,849,339

		254,357,282

INFLATION LINKED — 14.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,622,893	89,175,606
SPDR Bloomberg Barclays TIPS ETF	413,971	23,285,869

		112,461,475

INTERNATIONAL EQUITY — 17.7%
State Street Global Equity ex-U.S. Index Portfolio	12,706,587	137,358,201

REAL ESTATE — 4.0%
SPDR Dow Jones Global Real Estate ETF	636,734	31,123,558

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $738,461,141)		773,744,986

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $5,094,506)	5,094,506	5,094,506

TOTAL INVESTMENTS — 100.3% (Cost $743,555,647)		778,839,492

Liabilities In Excess Of Other Assets —(0.3)%		(2,376,314)

NET ASSETS — 100.0%		$776,463,178

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$238,444,470	$—	$—	$238,444,470
Domestic Fixed Income	254,357,282	—	—	254,357,282
Inflation Linked	112,461,475	—	—	112,461,475
International Equity	137,358,201	—	—	137,358,201
Real Estate	31,123,558	—	—	31,123,558
Short-Term Investment	5,094,506	—	—	5,094,506

TOTAL INVESTMENTS	$778,839,492	$—	$—	$778,839,492

See accompanying notes to financial statements.

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2020 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	851,877	$16,483,820	$75,203,470	$1,722,904	$(1,639)	$(787,141)	4,622,893	$89,175,606	$1,645,683	$—
SPDR Bloomberg Barclays High Yield Bond ETF	389,698	14,204,492	36,876,048	4,575,544	133,669	(116,408)	1,266,946	46,522,257	1,798,819	—
SPDR Bloomberg Barclays TIPS ETF	253,001	14,216,430	24,814,952	15,683,227	(392,209)	329,923	413,971	23,285,869	753,672	—
SPDR Dow Jones Global Real Estate ETF	178,473	8,363,245	22,562,595	466,851	6,790	657,779	636,734	31,123,558	665,882	—
SPDR Portfolio Long Term Treasury ETF	94,754	6,527,603	12,360,070	5,518,186	(586,963)	1,203,162	382,227	13,985,686	329,807	—
State Street Aggregate Bond Index Portfolio	5,500,578	54,510,728	145,999,530	7,517,858	(72,940)	929,879	19,384,934	193,849,339	3,026,718	—
State Street Equity 500 Index II Portfolio	5,538,453	62,695,292	143,460,665	27,715,511	3,928,580	14,287,389	15,046,398	196,656,415	3,109,341	4,853,384
State Street Global Equity ex-U.S. Index Portfolio	5,133,472	44,866,542	97,234,461	25,278,346	3,584,660	16,950,884	12,706,587	137,358,201	2,427,335	450,255
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	127,700,042	122,605,536	—	—	5,094,506	5,094,506	10,836	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,062	275,062	98,269,189	98,544,251	—	—	—	—	4,264	—
State Street Small/Mid Cap Equity Index Portfolio	1,320,755	14,066,036	29,765,890	5,713,432	1,023,307	2,646,254	3,453,558	41,788,055	400,629	875,175

Total		$236,209,250	$814,246,912	$315,341,646	$7,623,255	$36,101,721		$778,839,492	$14,172,986	$6,178,814

See accompanying notes to financial statements.

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2025 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 39.4%
State Street Equity 500 Index II Portfolio	20,090,344	$262,580,800
State Street Small/Mid Cap Equity Index Portfolio	5,428,619	65,686,288

		328,267,088

DOMESTIC FIXED INCOME — 27.8%
SPDR Bloomberg Barclays High Yield Bond ETF	1,359,223	49,910,669
SPDR Portfolio Long Term Treasury ETF	1,548,775	56,669,677
State Street Aggregate Bond Index Portfolio	12,478,413	124,784,128

		231,364,474

INFLATION LINKED — 7.0%
SPDR Bloomberg Barclays TIPS ETF	1,036,247	58,288,894

INTERNATIONAL EQUITY — 24.0%
State Street Global Equity ex-U.S. Index Portfolio	18,474,392	199,708,175

REAL ESTATE — 1.5%
SPDR Dow Jones Global Real Estate ETF	256,072	12,516,799

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $780,097,530)		830,145,430

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $2,186,781)	2,186,781	2,186,781

TOTAL INVESTMENTS — 100.0% (Cost $782,284,311)		832,332,211

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		95,077

NET ASSETS — 100.0%		$832,427,288

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$328,267,088	$—	$—	$328,267,088
Domestic Fixed Income	231,364,474	—	—	231,364,474
Inflation Linked	58,288,894	—	—	58,288,894
International Equity	199,708,175	—	—	199,708,175
Real Estate	12,516,799	—	—	12,516,799
Short-Term Investment	2,186,781	—	—	2,186,781

TOTAL INVESTMENTS	$832,332,211	$—	$—	$832,332,211

See accompanying notes to financial statements.

40

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2025 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	303,086	$11,047,485	$41,923,128	$2,994,244	$97,393	$(163,093)	1,359,223	$49,910,669	$1,717,251	$—
SPDR Bloomberg Barclays TIPS ETF	211,621	11,891,238	46,986,649	409,528	11,713	(191,178)	1,036,247	58,288,894	1,176,318	—
SPDR Dow Jones Global Real Estate ETF	44,954	2,106,544	10,202,939	30,148	(346)	237,810	256,072	12,516,799	226,440	—
SPDR Portfolio Long Term Treasury ETF	235,114	16,197,004	42,909,011	4,380,316	(409,986)	2,353,964	1,548,775	56,669,677	1,062,199	—
State Street Aggregate Bond Index Portfolio	3,053,373	30,258,930	95,869,653	1,840,409	(6,165)	502,119	12,478,413	124,784,128	1,908,510	—
State Street Equity 500 Index II Portfolio	5,917,934	66,991,012	192,715,504	19,160,304	2,913,200	19,121,388	20,090,344	262,580,800	4,114,227	6,421,915
State Street Global Equity ex-U.S. Index Portfolio	5,955,335	52,049,631	141,934,054	21,350,689	3,105,402	23,969,777	18,474,392	199,708,175	3,488,465	647,088
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	123,910,180	121,723,399	—	—	2,186,781	2,186,781	12,046	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	476,724	476,724	93,121,478	93,598,202	—	—	—	—	4,429	—
State Street Small/Mid Cap Equity Index Portfolio	1,640,714	17,473,607	47,670,514	4,704,210	793,743	4,452,634	5,428,619	65,686,288	621,180	1,356,971

Total		$208,492,175	$837,243,110	$270,191,449	$6,504,954	$50,283,421		$832,332,211	$14,331,065	$8,425,974

See accompanying notes to financial statements.

41

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2030 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 44.7%
State Street Equity 500 Index II Portfolio	20,629,499	$269,627,548
State Street Small/Mid Cap Equity Index Portfolio	6,549,784	79,252,393

		348,879,941

DOMESTIC FIXED INCOME — 25.2%
SPDR Bloomberg Barclays High Yield Bond ETF	616,596	22,641,405
SPDR Portfolio Long Term Treasury ETF	2,094,654	76,643,390
State Street Aggregate Bond Index Portfolio	9,758,539	97,585,390

		196,870,185

INFLATION LINKED — 2.1%
SPDR Bloomberg Barclays TIPS ETF	291,802	16,413,862

INTERNATIONAL EQUITY — 27.7%
State Street Global Equity ex-U.S. Index Portfolio	20,041,728	216,651,082

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $719,893,945)		778,815,070

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $1,259,043)	1,259,043	1,259,043

TOTAL INVESTMENTS — 99.9% (Cost $721,152,988)		780,074,113

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		718,908

NET ASSETS — 100.0%		$780,793,021

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$348,879,941	$—	$—	$348,879,941
Domestic Fixed Income	196,870,185	—	—	196,870,185
Inflation Linked	16,413,862	—	—	16,413,862
International Equity	216,651,082	—	—	216,651,082
Short-Term Investment	1,259,043	—	—	1,259,043

TOTAL INVESTMENTS	$780,074,113	$—	$—	$780,074,113

See accompanying notes to financial statements.

42

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2030 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	142,960	$5,210,892	$17,544,775	$80,265	$5,933	$(39,930)	616,596	$22,641,405	$763,353	$—
SPDR Bloomberg Barclays TIPS ETF	68,601	3,854,773	12,626,100	20,072	513	(47,452)	291,802	16,413,862	338,326	—
SPDR Portfolio Long Term Treasury ETF	321,497	22,147,928	53,310,766	1,418,798	25,578	2,577,916	2,094,654	76,643,390	1,379,778	—
State Street Aggregate Bond Index Portfolio	2,746,525	27,218,059	70,683,133	720,000	(17,571)	421,769	9,758,539	97,585,390	1,547,407	—
State Street Equity 500 Index II Portfolio	6,991,050	79,138,687	180,929,014	14,002,256	2,262,109	21,299,994	20,629,499	269,627,548	4,410,337	6,884,116
State Street Global Equity ex-U.S. Index Portfolio	7,389,682	64,585,823	139,380,954	17,421,259	1,842,039	28,263,525	20,041,728	216,651,082	3,948,216	732,368
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	100,066,904	98,807,861	—	—	1,259,043	1,259,043	10,684	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	519,504	519,504	72,129,689	72,649,193	—	—	—	—	3,652	—
State Street Small/Mid Cap Equity Index Portfolio	2,246,580	23,926,080	51,979,875	3,160,125	630,023	5,876,540	6,549,784	79,252,393	780,158	1,704,256

Total		$226,601,746	$698,651,210	$208,279,829	$4,748,624	$58,352,362		$780,074,113	$13,181,911	$9,320,740

See accompanying notes to financial statements.

43

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2035 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 49.1%
State Street Equity 500 Index II Portfolio	16,467,535	$215,230,681
State Street Small/Mid Cap Equity Index Portfolio	5,944,860	71,932,805

		287,163,486

DOMESTIC FIXED INCOME — 19.8%
SPDR Portfolio Long Term Treasury ETF	1,570,857	57,477,658
State Street Aggregate Bond Index Portfolio	5,850,989	58,509,891

		115,987,549
INTERNATIONAL EQUITY — 30.7%
State Street Global Equity ex-U.S. Index Portfolio	16,628,131	179,750,100
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $535,210,617)		582,901,135

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $1,564,695)	1,564,695	1,564,695

TOTAL INVESTMENTS — 99.9% (Cost $536,775,312)		584,465,830

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		749,676

NET ASSETS — 100.0%		$585,215,506

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$287,163,486	$—	$—	$287,163,486
Domestic Fixed Income	115,987,549	—	—	115,987,549
International Equity	179,750,100	—	—	179,750,100
Short-Term Investment	1,564,695	—	—	1,564,695

TOTAL INVESTMENTS	$584,465,830	$—	$—	$584,465,830

See accompanying notes to financial statements.

44

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2035 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	235,292	$16,209,266	$40,658,034	$1,296,988	$(95,411)	$2,002,757	1,570,857	$57,477,658	$1,009,701	$—
State Street Aggregate Bond Index Portfolio	1,507,436	14,938,693	43,747,114	395,908	(2,780)	222,772	5,850,989	58,509,891	873,399	—
State Street Equity 500 Index II Portfolio	5,409,606	61,236,743	144,407,604	8,584,636	1,597,429	16,573,541	16,467,535	215,230,681	3,462,388	5,404,456
State Street Global Equity ex-U.S. Index Portfolio	5,944,761	51,957,210	114,639,055	11,069,474	1,560,991	22,662,318	16,628,131	179,750,100	3,222,124	597,683
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	69,730,959	68,166,264	—	—	1,564,695	1,564,695	8,037	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	415,810	415,810	51,674,649	52,090,459	—	—	—	—	2,782	—
State Street Small/Mid Cap Equity Index Portfolio	1,982,769	21,116,491	47,322,984	2,261,970	502,844	5,252,456	5,944,860	71,932,805	697,504	1,523,700

Total		$165,874,213	$512,180,399	$143,865,699	$3,563,073	$46,713,844		$584,465,830	$9,275,935	$7,525,839

See accompanying notes to financial statements.

45

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2040 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	13,164,131	$172,055,194
State Street Small/Mid Cap Equity Index Portfolio	5,537,195	67,000,062

		239,055,256

DOMESTIC FIXED INCOME — 14.8%
SPDR Portfolio Long Term Treasury ETF	1,230,947	45,040,351
State Street Aggregate Bond Index Portfolio	2,291,585	22,915,850

		67,956,201

INTERNATIONAL EQUITY — 32.7%
State Street Global Equity ex-U.S. Index Portfolio	13,911,675	150,385,201

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $413,141,332)		457,396,658

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $977,747)	977,747	977,747

TOTAL INVESTMENTS — 99.8% (Cost $414,119,079)		458,374,405

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		777,389

NET ASSETS — 100.0%		$459,151,794

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$239,055,256	$—	$—	$239,055,256
Domestic Fixed Income	67,956,201	—	—	67,956,201
International Equity	150,385,201	—	—	150,385,201
Short-Term Investment	977,747	—	—	977,747

TOTAL INVESTMENTS	$458,374,405	$—	$—	$458,374,405

See accompanying notes to financial statements.

See accompanying notes to financial statements.

46

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2040 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	204,304	$14,074,503	$29,861,484	$492,838	$19,291	$1,577,911	1,230,947	$45,040,351	$831,079	$—
State Street Aggregate Bond Index Portfolio	581,656	5,764,211	17,136,136	70,000	(1,345)	86,848	2,291,585	22,915,850	338,462	—
State Street Equity 500 Index II Portfolio	4,792,971	54,256,435	107,993,568	5,702,141	846,835	14,660,497	13,164,131	172,055,194	2,869,399	4,478,859
State Street Global Equity ex-U.S. Index Portfolio	5,494,710	48,023,763	90,560,235	9,570,361	572,566	20,798,998	13,911,675	150,385,201	2,791,436	517,793
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	48,834,939	47,857,192	—	—	977,747	977,747	5,981	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	383,493	383,493	41,014,703	41,398,196	—	—	—	—	2,231	—
State Street Small/Mid Cap Equity Index Portfolio	2,031,247	21,632,779	41,451,413	1,720,663	284,315	5,352,218	5,537,195	67,000,062	672,069	1,468,136

Total		$144,135,184	$376,852,478	$106,811,391	$1,721,662	$42,476,472		$458,374,405	$7,510,657	$6,464,788

See accompanying notes to financial statements.

47

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2045 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 55.0%
State Street Equity 500 Index II Portfolio	8,771,581	$114,644,564
State Street Small/Mid Cap Equity Index Portfolio	4,225,019	51,122,726

		165,767,290

DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	806,650	29,515,324

INTERNATIONAL EQUITY — 34.7%
State Street Global Equity ex-U.S. Index Portfolio	9,683,484	104,678,466

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $271,582,809)		299,961,080

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $581,194)	581,194	581,194

TOTAL INVESTMENTS — 99.7% (Cost $272,164,003)		300,542,274

OTHER ASSETS IN EXCESS OF LIABILITIES —0.3%		804,447

NET ASSETS — 100.0%S		$301,346,721

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$165,767,290	$—	$—	$165,767,290
Domestic Fixed Income	29,515,324	—	—	29,515,324
International Equity	104,678,466	—	—	104,678,466
Short-Term Investment	581,194	—	—	581,194

TOTAL INVESTMENTS	$300,542,274	$—	$—	$300,542,274

See accompanying notes to financial statements.

48

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2045 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	109,425	$7,538,288	$21,662,057	$680,190	$(20,555)	$1,015,724	806,650	$29,515,324	$526,862	$—
State Street Equity 500 Index II Portfolio	2,591,396	29,334,598	78,738,840	3,070,963	608,137	9,033,952	8,771,581	114,644,564	1,923,164	3,001,874
State Street Global Equity ex-U.S. Index Portfolio	3,085,449	26,966,824	68,963,419	5,178,372	763,650	13,162,945	9,683,484	104,678,466	1,950,686	361,840
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,092,975	41,511,781	—	—	581,194	581,194	4,255	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	186,283	186,283	32,484,163	32,670,446	—	—	—	—	1,551	—
State Street Small/Mid Cap Equity Index Portfolio	1,230,788	13,107,891	34,483,275	470,000	104,443	3,897,117	4,225,019	51,122,726	512,690	1,119,973

Total		$77,133,884	$278,424,729	$83,581,752	$1,455,675	$27,109,738		$300,542,274	$4,919,208	$4,483,687

See accompanying notes to financial statements.

49

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2050 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 55.0%
State Street Equity 500 Index II Portfolio	6,186,960	$80,863,563
State Street Small/Mid Cap Equity Index Portfolio	2,977,585	36,028,778

		116,892,341

DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	569,877	20,851,799

INTERNATIONAL EQUITY — 34.7%
State Street Global Equity ex-U.S. Index Portfolio	6,823,378	73,760,721

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $190,623,592)		211,504,861

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $573,931)	573,931	573,931

TOTAL INVESTMENTS — 99.8% (Cost $191,197,523)		212,078,792

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		486,613

NET ASSETS — 100.0%		$212,565,405

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$116,892,341	$—	$—	$116,892,341
Domestic Fixed Income	20,851,799	—	—	20,851,799
International Equity	73,760,721	—	—	73,760,721
Short-Term Investment	573,931	—	—	573,931

TOTAL INVESTMENTS	$212,078,792	$—	$—	$212,078,792

See accompanying notes to financial statements.

50

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2050 FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	68,486	$4,718,001	$15,705,064	$295,638	$(7,413)	$731,785	569,877	$20,851,799	$388,318	$—
State Street Equity 500 Index II Portfolio	1,623,760	18,380,960	57,456,463	2,141,611	408,962	6,758,789	6,186,960	80,863,563	1,407,972	2,197,710
State Street Global Equity ex-U.S. Index Portfolio	1,931,105	16,877,862	50,484,802	3,827,435	538,582	9,686,910	6,823,378	73,760,721	1,428,048	264,893
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	28,637,788	28,063,857	—	—	573,931	573,931	3,018	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	151,225	151,225	26,241,646	26,392,871	—	—	—	—	1,227	—
State Street Small/Mid Cap Equity Index Portfolio	770,307	8,203,774	25,392,554	518,990	102,286	2,849,154	2,977,585	36,028,778	375,385	820,031

Total		$48,331,822	$203,918,317	$61,240,402	$1,042,417	$20,026,638		$212,078,792	$3,603,968	$3,282,634

See accompanying notes to financial statements.

51

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2055 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 54.8%
State Street Equity 500 Index II Portfolio	2,371,392	$30,994,088
State Street Small/Mid Cap Equity Index Portfolio	1,141,704	13,814,619

		44,808,707

DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	218,345	7,989,244

INTERNATIONAL EQUITY — 34.6%
State Street Global Equity ex-U.S. Index Portfolio	2,616,740	28,286,957

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $74,293,612)		81,084,908

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $184,759)	184,759	184,759

TOTAL INVESTMENTS — 99.4% (Cost $74,478,371)		81,269,667

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		466,196

NET ASSETS — 100.0%		$81,735,863

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$44,808,707	$—	$—	$44,808,707
Domestic Fixed Income	7,989,244	—	—	7,989,244
International Equity	28,286,957	—	—	28,286,957
Short-Term Investment	184,759	—	—	184,759

TOTAL INVESTMENTS	$81,269,667	$—	$—	$81,269,667

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	26,978	$1,858,515	$6,151,881	$275,360	$(2,622)	$256,830	218,345	$7,989,244	$133,211	$—
State Street Equity 500 Index II Portfolio	638,889	7,232,227	22,594,377	1,143,461	192,045	2,118,900	2,371,392	30,994,088	538,195	840,072
State Street Global Equity ex-U.S. Index Portfolio	760,683	6,648,369	19,751,295	1,472,047	164,665	3,194,675	2,616,740	28,286,957	546,040	101,287
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	17,275,301	17,090,542	—	—	184,759	184,759	1,460	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,625	40,625	12,707,173	12,747,798	—	—	—	—	559	—
State Street Small/Mid Cap Equity Index Portfolio	303,441	3,231,648	9,817,032	218,688	32,321	952,306	1,141,704	13,814,619	143,528	313,537

Total		$19,011,384	$88,297,059	$32,947,896	$386,409	$6,522,711		$81,269,667	$1,362,993	$1,254,896

See accompanying notes to financial statements.

52

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2060 FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 54.8%
State Street Equity 500 Index II Portfolio	357,976	$4,678,748
State Street Small/Mid Cap Equity Index Portfolio	172,166	2,083,218

		6,761,966

DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	33,036	1,208,787

INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	394,362	4,263,053

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $11,381,122)		12,233,806

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $130,547)	130,547	130,547

TOTAL INVESTMENTS — 100.2% (Cost $11,511,669)		12,364,353

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(20,123)

NET ASSETS — 100.0%		$12,344,230

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$6,761,966	$—	$—	$6,761,966
Domestic Fixed Income	1,208,787	—	—	1,208,787
International Equity	4,263,053	—	—	4,263,053
Short-Term Investment	130,547	—	—	130,547

TOTAL INVESTMENTS	$12,364,353	$—	$—	$12,364,353

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	5,203	$358,434	$1,171,879	$354,299	$(26,643)	$59,416	33,036	$1,208,787	$18,012	$—
State Street Equity 500 Index II Portfolio	123,213	1,394,774	3,407,240	434,103	61,804	249,033	357,976	4,678,748	77,871	121,548
State Street Global Equity ex-U.S. Index Portfolio	145,739	1,273,762	2,924,133	385,946	57,882	393,222	394,362	4,263,053	79,003	14,654
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,962,931	3,832,384	—	—	130,547	130,547	349	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,358,761	1,358,761	—	—	—	—	57	—
State Street Small/Mid Cap Equity Index Portfolio	58,520	623,241	1,416,290	93,100	14,657	122,130	172,166	2,083,218	20,768	45,366

Total		$3,650,211	$14,241,234	$6,458,593	$107,700	$823,801		$12,364,353	$196,060	$181,568

See accompanying notes to financial statements.

53

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
ASSETS
Investments in affiliated issuers, at value	$136,394,949	$247,858,249	$778,839,492	$832,332,211

Cash	350,070	191	134	479
Receivable for investments sold	1,610,377	5,330,769	20,799,007	14,100,207
Receivable for fund shares sold	787,677	184,427	1,450,342	1,095,243
Dividends receivable — affiliated issuers	5,080	3,946	4,677	13,900
Receivable from Adviser	2,901	—	—	—
Prepaid expenses and other assets	19	33	116	119

TOTAL ASSETS	139,151,073	253,377,615	801,093,768	847,542,159

LIABILITIES
Payable for investments purchased	3,205,020	5,781,772	24,361,766	14,650,270
Payable for fund shares repurchased	221,254	1,216,822	34,830	262,771
Advisory fee payable	4,740	18,202	138,376	101,818
Custodian fees payable	3,987	3,794	4,150	3,378
Administration fees payable	4,913	8,373	28,324	30,423
Distribution fees payable	24	24	29	28
Transfer agent fees payable	12,645	12,642	12,899	13,035
Sub-transfer agent fee payable	282	149	336	323
Registration and filing fees payable	2,041	4,235	18,634	22,542
Professional fees payable	30,172	30,172	30,174	30,173
Printing and postage fees payable	7,142	5,521	968	—
Accrued expenses and other liabilities	18	30	104	110

TOTAL LIABILITIES	3,492,238	7,081,736	24,630,590	15,114,871

NET ASSETS	$135,658,835	$246,295,879	$776,463,178	$832,427,288

NET ASSETS CONSIST OF:
Paid-in Capital	$132,494,403	$239,413,115	$734,557,635	$773,443,870
Undistributed (distribution in excess of) net investment income (loss)	—	—	—	—
Accumulated net realized gain (loss) on investments	521,774	1,442,845	6,621,698	8,935,518
Net unrealized appreciation (depreciation) on:
Investments — affiliated issuers	2,642,658	5,439,919	35,283,845	50,047,900

NET ASSETS	$135,658,835	$246,295,879	$776,463,178	$832,427,288

Class A
Net Assets	$99,786	$100,905	$140,196	$115,324
Shares Outstanding	9,299	9,310	12,352	9,821

Net asset value, offering and redemption price per share	$10.73	$10.84	$11.35	$11.74

Maximum sales charge	4.50%	4.50%	4.50%	4.50%

Maximum offering price per share	$11.24	$11.35	$11.88	$12.29

Class I
Net Assets	$138,575	$189,039	$680,411	$2,231,786
Shares Outstanding	12,915	17,423	60,023	190,134

Net asset value, offering and redemption price per share	$10.73	$10.85	$11.34	$11.74

Class K
Net Assets	$135,420,474	$246,005,935	$775,642,571	$830,080,178
Shares Outstanding	12,642,470	22,672,882	68,394,379	70,623,026

Net asset value, offering and redemption price per share	$10.71	$10.85	$11.34	$11.75

COST OF INVESTMENTS:
Investments in affiliated issuers	133,752,291	242,418,330	743,555,647	782,284,311

See accompanying notes to financial statements.

54

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

780,074,113	$584,465,830	$458,374,405	$300,542,274	$212,078,792	$81,269,667	$12,364,353

356	256	170	41	25	9	2
9,852,622	5,549,880	3,840,000	1,800,000	1,290,000	492,003	74,000
692,438	1,282,296	957,678	866,954	826,558	526,680	121,120
2,570	2,144	1,550	1,035	706	342	98
—	—	—	—	2,913	13,506	16,560
116	85	70	44	33	11	1

790,622,215	591,300,491	463,173,873	303,210,348	214,199,027	82,302,218	12,576,134

9,553,068	5,946,015	3,904,614	1,782,519	1,443,770	514,828	180,498
115,344	6,096	8,587	3,393	125,008	1,289	163
64,000	51,401	37,529	16,095	8,148	3,103	453
3,395	3,132	3,145	3,216	3,305	3,249	3,259
29,219	21,696	17,414	11,438	8,212	3,167	516
26	29	26	30	26	24	1,574
13,111	11,454	8,060	7,959	7,929	7,829	7,556
323	96	192	93	4	121	151
20,427	14,796	11,449	8,670	7,017	2,563	303
30,174	30,173	30,173	30,172	30,172	30,171	30,171
—	19	825	—	—	—	7,259
107	78	65	42	31	11	1

9,829,194	6,084,985	4,022,079	1,863,627	1,633,622	566,355	231,904

$780,793,021	$585,215,506	$459,151,794	$301,346,721	$212,565,405	$81,735,863	$12,344,230

$712,782,279	$530,457,258	$409,635,342	$269,062,197	$188,847,203	$73,874,438	$11,350,877
—	—	—	—	(1)	—	—
9,089,617	7,067,730	5,261,126	3,906,253	2,836,934	1,070,129	140,669
58,921,125	47,690,518	44,255,326	28,378,271	20,881,269	6,791,296	852,684

$780,793,021	$585,215,506	$459,151,794	$301,346,721	$212,565,405	$81,735,863	$12,344,230

$107,309	$126,885	$108,641	$140,654	$108,737	$101,871	$100,248
8,942	10,403	8,862	11,442	8,871	8,319	8,409

$12.00	$12.20	$12.26	$12.29	$12.26	$12.25	$11.92

4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%

$12.57	$12.77	$12.84	$12.87	$12.84	$12.83	$12.48

$1,716,457	$371,248	$911,621	$761,977	$239,696	$104,674	$102,508
143,222	30,488	74,365	61,999	19,580	8,544	8,605

$11.98	$12.18	$12.26	$12.29	$12.24	$12.25	$11.91

$778,969,255	$584,717,373	$458,131,532	$300,444,090	$212,216,972	$81,529,318	$12,141,474
64,916,428	47,904,711	37,346,189	24,446,528	17,334,158	6,665,782	1,019,480

$12.00	$12.21	$12.27	$12.29	$12.24	$12.23	$11.91

721,152,988	536,775,312	414,119,079	272,164,003	191,197,523	74,478,371	11,511,669

55

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For the Period Ended December 31, 2017

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$812	$671	$656	$1,079
Dividend income — affiliated issuers	2,311,695	4,008,952	14,172,986	14,331,065
Unaffiliated securities lending income	874	—	1,034	118

TOTAL INVESTMENT INCOME (LOSS)	2,313,381	4,009,623	14,174,676	14,332,262

EXPENSES
Advisory fee	44,816	74,716	263,653	268,410
Administration fees	44,816	74,716	263,653	268,410
Distribution fees Class A	942	1,472	433	424
Custodian fees	26,999	26,944	27,309	26,672
Trustees’ fees and expenses	23,272	24,111	28,694	28,502
Transfer agent fees	70,649	74,404	75,428	76,184
Registration and filing fees	43,163	44,987	60,769	64,846
Professional fees	49,092	49,103	49,210	49,188
Printing and postage fees	14,267	18,027	22,904	23,540
Insurance expense	107	65	331	231
Miscellaneous expenses	6,025	6,081	12,140	12,537

TOTAL EXPENSES	324,148	394,626	804,524	818,944

Expenses waived/reimbursed by the Adviser	(341,683)	(423,040)	(698,629)	(603,809)

NET EXPENSES	(17,535)	(28,414)	105,895	215,135

NET INVESTMENT INCOME (LOSS)	2,330,916	4,038,037	14,068,781	14,117,127

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	1,415,515	2,550,400	7,623,255	6,504,954
Capital gain distributions — affiliated issuers	650,196	1,210,259	6,178,814	8,425,974

Net realized gain (loss)	2,065,711	3,760,659	13,802,069	14,930,928

Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	2,926,586	6,347,950	36,101,721	50,283,421
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,992,297	10,108,609	49,903,790	65,214,349

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,323,213	$14,146,646	$63,972,571	$79,331,476

See accompanying notes to financial statements.

56

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

891	$719	$630	$502	$525	$418	$440
13,181,911	9,275,935	7,510,657	4,919,208	3,603,968	1,362,993	196,060
—	—	—	—	—	—	—

13,182,802	9,276,654	7,511,287	4,919,710	3,604,493	1,363,411	196,500

262,083	191,740	158,713	100,111	73,976	25,012	3,362
262,083	191,740	158,713	100,111	73,976	25,012	3,362
420	1,332	445	879	527	419	470
26,260	26,258	26,305	25,898	26,060	25,739	25,900
28,453	26,702	25,973	24,415	23,765	22,611	22,123
76,139	65,730	43,419	43,606	43,422	42,926	41,581
62,693	57,970	54,366	50,498	48,752	43,073	42,588
49,199	49,159	49,146	49,101	49,082	49,064	49,054
24,312	22,447	22,134	20,922	20,243	18,040	15,232
318	172	225	94	68	26	5
12,093	9,972	8,914	6,896	6,401	4,658	3,716

804,053	643,222	548,353	422,531	366,272	256,580	207,393

(489,132)	(335,106)	(325,707)	(281,497)	(262,180)	(221,144)	(202,216)

314,921	308,116	222,646	141,034	104,092	35,436	5,177

12,867,881	8,968,538	7,288,641	4,778,676	3,500,401	1,327,975	191,323

4,748,624	3,563,073	1,721,662	1,455,675	1,042,417	386,409	107,700
9,320,740	7,525,839	6,464,788	4,483,687	3,282,634	1,254,896	181,568

14,069,364	11,088,912	8,186,450	5,939,362	4,325,051	1,641,305	289,268

58,352,362	46,713,844	42,476,472	27,109,738	20,026,638	6,522,711	823,801
72,421,726	57,802,756	50,662,922	33,049,100	24,351,689	8,164,016	1,113,069

$85,289,607	$66,771,294	$57,951,563	$37,827,776	$27,852,090	$9,491,991	$1,304,392

57

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,330,916	$926,160	$4,038,037	$1,092,386
Net realized gain (loss)	2,065,711	(148,979)	3,760,659	611,967
Net change in unrealized appreciation/depreciation	2,926,586	674,997	6,347,950	(706,029)

Net increase (decrease) in net assets resulting from operations	7,323,213	1,452,178	14,146,646	998,324

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(1,605)	(6,166)	(1,520)	(8,155)
Class I	(2,525)	(10,426)	(3,252)	(12,230)
Class K	(2,455,898)	(935,057)	(4,260,954)	(1,117,808)

Total distributions from net investment income	(2,460,028)	(951,649)	(4,265,726)	(1,138,193)

Net Realized Gains
Class A	(845)	(513)	(891)	(4,222)
Class I	(1,148)	(738)	(1,631)	(5,318)
Class K	(1,116,587)	(66,213)	(2,137,354)	(486,094)

Total distributions from net realized gains	(1,118,580)	(67,464)	(2,139,876)	(495,634)

Total distributions to shareholders	(3,578,608)	(1,019,113)	(6,405,602)	(1,633,827)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class A
Proceeds from sale of shares sold	20,000	—	149,000	—
Reinvestment of distributions	516	—	502	389
Cost of shares redeemed	(371,835)	—	(712,078)	—

Net increase (decrease) from capital share transactions	(351,319)	—	(562,576)	389

Class I
Proceeds from sale of shares sold	16,254	41,463	23,896	102,889
Reinvestment of distributions	3,673	3,414	4,883	4,056
Cost of shares redeemed	(535,489)	(110,725)	(724,408)	(362,937)

Net increase (decrease) from capital share transactions	(515,562)	(65,848)	(695,629)	(255,992)

Class K
Proceeds from sale of shares sold	94,443,715	46,143,254	207,348,195	84,189,586
Reinvestment of distributions	3,572,486	1,001,270	6,398,308	1,603,902
Cost of shares redeemed	(21,767,716)	(14,304,713)	(46,846,848)	(17,311,502)

Net increase (decrease) from capital share transactions	76,248,485	32,839,811	166,899,655	68,481,986

Net increase (decrease) in net assets from beneficial interest transactions	75,381,604	32,773,963	165,641,450	68,226,383

Net increase (decrease) in net assets during the period	79,126,209	33,207,028	173,382,494	67,590,880

Net assets at beginning of period	56,532,626	23,325,598	72,913,385	5,322,505

NET ASSETS AT END OF PERIOD	$135,658,835	$56,532,626	$246,295,879	$72,913,385

Undistributed (distribution in excess of) net investment income (loss)	$—	$3,562	$—	$—

SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	1,950	—	14,466	—
Reinvestment of distributions	48	—	47	39
Shares redeemed	(34,366)	—	(65,467)	—

Net increase (decrease)	(32,368)	—	(50,954)	39

Class I
Shares sold	1,553	4,126	2,206	10,254
Reinvestment of distributions	343	337	451	402
Shares redeemed	(49,467)	(10,716)	(66,454)	(35,371)

Net increase (decrease)	(47,571)	(6,253)	(63,797)	(24,715)

Class K
Shares sold	8,866,173	4,510,309	19,401,928	8,231,250
Reinvestment of distributions	334,502	99,136	591,341	159,117
Shares redeemed	(2,044,773)	(1,398,704)	(4,406,789)	(1,685,474)

Net increase (decrease)	7,155,902	3,210,741	15,586,480	6,704,893

See accompanying notes to financial statements.

58

State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund
Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16

$14,068,781	$3,711,007	$14,117,127	$3,079,915	$12,867,881	$3,264,776
13,802,069	307,846	14,930,928	1,142,261	14,069,364	827,668
36,101,721	2,463,278	50,283,421	1,078,686	58,352,362	3,859,742

63,972,571	6,482,131	79,331,476	5,300,862	85,289,607	7,952,186

(2,432)	(2,347)	(1,924)	(2,252)	(1,770)	(2,197)
(13,413)	(13,020)	(42,022)	(32,761)	(32,056)	(23,233)
(15,192,934)	(3,873,680)	(15,569,224)	(3,211,224)	(14,495,060)	(3,440,357)

(15,208,779)	(3,889,047)	(15,613,170)	(3,246,237)	(14,528,886)	(3,465,787)

(1,025)	(229)	(691)	(428)	(490)	(319)
(4,935)	(1,078)	(13,100)	(5,237)	(7,692)	(2,820)
(5,590,706)	(320,549)	(4,853,284)	(513,326)	(3,478,192)	(417,529)

(5,596,666)	(321,856)	(4,867,075)	(518,991)	(3,486,374)	(420,668)

(20,805,445)	(4,210,903)	(20,480,245)	(3,765,228)	(18,015,260)	(3,886,455)

62,051	34,186	21,486	—	10,212	—
2,528	525	422	—	228	—
(108,862)	—	(98,652)	—	(97,561)	—

(44,283)	34,711	(76,744)	—	(87,121)	—

210,074	271,677	558,981	640,094	408,325	493,232
18,349	13,553	55,122	36,777	39,747	24,911
(426,853)	(1,418,497)	(773,218)	(2,097,980)	(483,638)	(1,219,672)

(198,430)	(1,133,267)	(159,115)	(1,421,109)	(35,566)	(701,529)

535,096,164	207,056,245	591,159,847	195,861,516	503,874,463	186,539,670
20,783,640	4,194,229	20,422,508	3,724,550	17,973,250	3,857,886
(59,031,999)	(29,972,089)	(46,745,552)	(15,992,219)	(35,446,298)	(16,861,337)

496,847,805	181,278,385	564,836,803	183,593,847	486,401,415	173,536,219

496,605,092	180,179,829	564,600,944	182,172,738	486,278,728	172,834,690

539,772,218	182,451,057	623,452,175	183,708,372	553,553,075	176,900,421

236,690,960	54,239,903	208,975,113	25,266,741	227,239,946	50,339,525

$776,463,178	$236,690,960	$832,427,288	$208,975,113	$780,793,021	$227,239,946

$—	$—	$—	$—	$—	$—

5,532	3,289	1,888	—	899	—
223	51	36	—	19	—
(9,583)	—	(8,468)	—	(8,240)	—

(3,828)	3,340	(6,544)	—	(7,322)	—

19,100	27,060	50,152	63,513	36,085	48,914
1,624	1,317	4,715	3,557	3,329	2,398
(38,311)	(136,507)	(68,973)	(200,842)	(42,905)	(116,399)

(17,587)	(108,130)	(14,106)	(133,772)	(3,491)	(65,087)

48,954,273	20,069,634	52,977,235	18,931,937	44,782,114	18,046,002
1,839,260	408,396	1,744,023	360,208	1,504,038	370,951
(5,337,045)	(2,907,709)	(4,088,160)	(1,540,243)	(3,088,687)	(1,628,102)

45,456,488	17,570,321	50,633,098	17,751,902	43,197,465	16,788,851

59

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,968,538	$2,263,146	$7,288,641	$2,021,715
Net realized gain (loss)	11,088,912	1,006,931	8,186,450	542,330
Net change in unrealized appreciation/depreciation	46,713,844	2,007,762	42,476,472	4,289,308

Net increase (decrease) in net assets resulting from operations	66,771,294	5,277,839	57,951,563	6,853,353

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(1,868)	(7,469)	(1,779)	(1,958)
Class I	(6,609)	(12,402)	(16,987)	(10,651)
Class K	(10,347,721)	(2,404,522)	(8,517,559)	(2,158,308)

Total distributions from net investment income	(10,356,198)	(2,424,393)	(8,536,325)	(2,170,917)

Net Realized Gains
Class A	(655)	(1,501)	(406)	(368)
Class I	(1,995)	(2,067)	(3,363)	(1,668)
Class K	(3,123,445)	(400,753)	(1,686,280)	(338,081)

Total distributions from net realized gains	(3,126,095)	(404,321)	(1,690,049)	(340,117)

Total distributions to shareholders	(13,482,293)	(2,828,714)	(10,226,374)	(2,511,034)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class A
Proceeds from sale of shares sold	20,000	83,713	43,703	2,190
Reinvestment of distributions	2,395	1,229	1,048	33
Cost of shares redeemed	(594,500)	—	(119,617)	—

Net increase (decrease) from capital share transactions	(572,105)	84,942	(74,866)	2,223

Class I
Proceeds from sale of shares sold	130,634	267,595	242,459	324,824
Reinvestment of distributions	8,604	5,405	20,349	10,563
Cost of shares redeemed	(743,409)	(966,070)	(193,056)	(1,255,980)

Net increase (decrease) from capital share transactions	(604,171)	(693,070)	69,752	(920,593)

Class K
Proceeds from sale of shares sold	376,829,302	153,466,291	277,503,308	111,674,374
Reinvestment of distributions	13,471,165	2,805,275	10,203,839	2,496,389
Cost of shares redeemed	(23,652,568)	(10,785,680)	(20,662,541)	(10,208,524)

Net increase (decrease) from capital share transactions	366,647,899	145,485,886	267,044,606	103,962,239

Net increase (decrease) in net assets from beneficial interest transactions	365,471,623	144,877,758	267,039,492	103,043,869

Contribution by Affiliate (Note 3)	—	—	—	—

Net increase (decrease) in net assets during the period	418,760,624	147,326,883	314,764,681	107,386,188

Net assets at beginning of period	166,454,882	19,127,999	144,387,113	37,000,925

NET ASSETS AT END OF PERIOD	$585,215,506	$166,454,882	$459,151,794	$144,387,113

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	1,647	7,941	3,995	210
Reinvestment of distributions	197	118	86	3
Shares redeemed	(49,500)	—	(9,935)	—

Net increase (decrease)	(47,656)	8,059	(5,854)	213

Class I
Shares sold	11,488	27,102	20,731	32,885
Reinvestment of distributions	709	517	1,667	1,013
Shares redeemed	(62,323)	(91,943)	(16,187)	(120,327)

Net increase (decrease)	(50,126)	(64,324)	6,211	(86,429)

Class K
Shares sold	33,047,693	14,807,074	24,510,510	10,913,691
Reinvestment of distributions	1,107,826	268,191	835,011	239,347
Shares redeemed	(2,050,562)	(1,036,398)	(1,794,529)	(997,055)

Net increase (decrease)	32,104,957	14,038,867	23,550,992	10,155,983

See accompanying notes to financial statements.

60

State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/17	Year Ended 12/31/16

$4,778,676	$1,061,855	$3,500,401	$660,945	$1,327,975	$259,110
5,939,362	343,038	4,325,051	231,371	1,641,305	77,160
27,109,738	1,861,271	20,026,638	1,277,772	6,522,711	501,998

37,827,776	3,266,164	27,852,090	2,170,088	9,491,991	838,268

(2,280)	(4,699)	(1,886)	(2,235)	(1,771)	(2,135)
(14,438)	(12,694)	(4,718)	(5,403)	(2,052)	(4,014)
(5,660,307)	(1,126,768)	(4,151,805)	(704,800)	(1,574,709)	(273,037)

(5,677,025)	(1,144,161)	(4,158,409)	(712,438)	(1,578,532)	(279,186)

(587)	(784)	(479)	(419)	(450)	(362)
(3,227)	(1,762)	(1,047)	(841)	(455)	(565)
(1,265,028)	(156,335)	(921,088)	(109,655)	(348,847)	(38,398)

(1,268,842)	(158,881)	(922,614)	(110,915)	(349,752)	(39,325)

(6,945,867)	(1,303,042)	(5,081,023)	(823,353)	(1,928,284)	(318,511)

61,614	28,972	57,429	7,400	—	—
1,214	427	1,423	109	—	—
(362,477)	—	(167,595)	—	(100,335)	—

(299,649)	29,399	(108,743)	7,509	(100,335)	—

253,695	458,704	60,125	290,721	35,459	55,860
17,665	8,519	5,765	3,260	1,616	1,645
(515,481)	(464,999)	(257,661)	(796,279)	(249,178)	(27,906)

(244,121)	2,224	(191,771)	(502,298)	(212,103)	29,599

200,600,123	70,539,581	146,893,327	43,363,547	57,790,251	16,085,979
6,925,335	1,283,103	5,072,892	814,456	1,923,556	311,435
(14,048,966)	(5,763,109)	(10,432,999)	(3,160,116)	(4,390,583)	(1,212,086)

193,476,492	66,059,575	141,533,220	41,017,887	55,323,224	15,185,328

192,932,722	66,091,198	141,232,706	40,523,098	55,010,786	15,214,927

—	—	—	—	—	794

223,814,631	68,054,320	164,003,773	41,869,833	62,574,493	15,735,478

77,532,090	9,477,770	48,561,632	6,691,799	19,161,370	3,425,892

$301,346,721	$77,532,090	$212,565,405	$48,561,632	$81,735,863	$19,161,370

$—	$—	$(1)	$—	$—	$—

5,188	2,812	5,307	716	—	—
99	41	117	11	—	—
(30,032)	—	(13,947)	—	(8,348)	—

(24,745)	2,853	(8,523)	727	(8,348)	—

22,069	45,372	5,242	29,798	3,092	5,654
1,443	820	473	315	132	159
(43,820)	(45,053)	(21,569)	(77,361)	(20,956)	(2,702)

(20,308)	1,139	(15,854)	(47,248)	(17,732)	3,111

17,734,634	6,941,387	13,176,913	4,288,324	5,074,651	1,587,326
565,796	123,494	416,152	78,615	157,928	30,119
(1,219,166)	(568,753)	(907,910)	(314,600)	(381,955)	(119,510)

17,081,264	6,496,128	12,685,155	4,052,339	4,850,624	1,497,935

61

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Target Retirement 2060 Fund
	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,323	$46,747
Net realized gain (loss)	289,268	53,022
Net change in unrealized appreciation/depreciation	823,801	66,338

Net increase (decrease) in net assets resulting from operations	1,304,392	166,107

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(1,667)	(1,972)
Class I	(1,981)	(2,423)
Class K	(224,161)	(46,023)

Total distributions from net investment income	(227,809)	(50,418)

Net Realized Gains
Class A	(937)	(2,158)
Class I	(966)	(2,176)
Class K	(109,326)	(41,332)

Total distributions from net realized gains	(111,229)	(45,666)

Total distributions to shareholders	(339,038)	(96,084)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class A
Proceeds from sale of shares sold	33,890	—
Reinvestment of distributions	928	—
Cost of shares redeemed	(136,369)	—

Net increase (decrease) from capital share transactions	(101,551)	—

Class I
Proceeds from sale of shares sold	2,392	11,520
Reinvestment of distributions	124	38
Cost of shares redeemed	(99,341)	(14,264)

Net increase (decrease) from capital share transactions	(96,825)	(2,706)

Class K
Proceeds from sale of shares sold	8,597,760	3,713,026
Reinvestment of distributions	333,487	87,354
Cost of shares redeemed	(1,035,771)	(774,907)

Net increase (decrease) from capital share transactions	7,895,476	3,025,473

Net increase (decrease) in net assets from beneficial interest transactions	7,697,100	3,022,767

Net increase (decrease) in net assets during the period	8,662,454	3,092,790

Net assets at beginning of period	3,681,776	588,986

NET ASSETS AT END OF PERIOD	$12,344,230	$3,681,776

Undistributed (distribution in excess of) net investment income (loss)	$—	$—

SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	3,269	—
Reinvestment of distributions	78	—
Shares redeemed	(11,605)	—

Net increase (decrease)	(8,258)	—

Class I
Shares sold	213	1,180
Reinvestment of distributions	10	4
Shares redeemed	(8,433)	(1,393)

Net increase (decrease)	(8,210)	(209)

Class K
Shares sold	752,172	371,243
Reinvestment of distributions	28,119	8,640
Shares redeemed	(92,506)	(76,528)

Net increase (decrease)	687,785	303,355

See accompanying notes to financial statements.

62

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12	$9.79	$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.17	0.15	0.05
Net realized and unrealized gain (loss)	0.71	0.32	(0.21)	0.01

Total from investment operations	0.87	0.49	(0.06)	0.06

Distributions to shareholders from:
Net investment income	(0.17)	(0.15)	(0.17)	(0.03)
Net realized gains	(0.09)	(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.26)	(0.16)	(0.18)	(0.03)

Net asset value, end of period	$10.73	$10.12	$9.79	$10.03

Total return (c)	8.65%	5.01%	(0.64)%	0.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100	$422	$408	$418
Ratios to Average Net Assets:
Total expenses (d)	0.61%	0.91%	1.40%	21.65	%(e)
Net expenses (d)	0.20%	0.22%	0.26%	0.62	%(e)
Net investment income (loss)	1.54%	1.68%	1.48%	1.82	%(e)
Portfolio turnover rate	25%	37%	31%	8	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

63

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12		$9.79		$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.19		0.19	0.05
Net realized and unrealized gain (loss)	0.71		0.32		(0.23)	0.02

Total from investment operations	0.90		0.51		(0.04)	0.07

Distributions to shareholders from:
Net investment income	(0.20)		(0.17)		(0.19)	(0.04)
Net realized gains	(0.09)		(0.01)		(0.01)	(0.00	)(b)

Total distributions	(0.29)		(0.18)		(0.20)	(0.04)

Net asset value, end of period	$10.73		$10.12		$9.79	$10.03

Total return (c)	8.92%		5.27%		(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$139		$612		$653	$418
Ratios to Average Net Assets:
Total expenses (d)	0.36%		0.66%		1.15%	21.40	%(e)
Net expenses (d)	(0.05	)%(f)	(0.03	)%(f)	0.01%	0.37	%(e)
Net investment income (loss)	1.78%		1.89%		1.94%	2.07	%(e)
Portfolio turnover rate	25%		37%		31%	8	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired fund fees for the period ended December 31, 2017, the waiver exceed the total fund expenses.
(g)	Not annualized.

See accompanying notes to financial statements.

64

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.12		$9.78		$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		0.23		0.20	0.06
Net realized and unrealized gain (loss)	0.60		0.29		(0.25)	0.02

Total from investment operations	0.88		0.52		(0.05)	0.08

Distributions to shareholders from:
Net investment income	(0.20)		(0.17)		(0.19)	(0.05)
Net realized gains	(0.09)		(0.01)		(0.01)	(0.00	)(b)

Total distributions	(0.29)		(0.18)		(0.20)	(0.05)

Net asset value, end of period	$10.71		$10.12		$9.78	$10.03

Total return (c)	8.83%		5.28%		(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$135,420		$55,499		$22,265	$1,558
Ratios to Average Net Assets:
Total expenses (d)	0.36%		0.66%		1.15%	25.06	%(e)
Net expenses (d)	(0.02	)%(f)	(0.04	)%(f)	0.01%	0.17	%(e)
Net investment income (loss)	2.61%		2.23%		1.99%	2.59	%(e)
Portfolio turnover rate	25%		37%		31%	8	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired fund fees for the period ended December 31, 2017, the waiver exceed the total fund expenses.
(g)	Not annualized.

See accompanying notes to financial statements.

65

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2015 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09	$9.72	$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.17	0.17	0.05
Net realized and unrealized gain (loss)	0.85	0.41	(0.27)	0.03

Total from investment operations	1.01	0.58	(0.10)	0.08

Distributions to shareholders from:
Net investment income	(0.16)	(0.14)	(0.16)	(0.05)
Net realized gains	(0.10)	(0.07)	(0.05)	(0.00	)(b)

Total distributions	(0.26)	(0.21)	(0.21)	(0.05)

Net asset value, end of period	$10.84	$10.09	$9.72	$10.03

Total return (c)	10.02%	5.92%	(1.00)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$101	$608	$585	$585
Ratios to Average Net Assets:
Total expenses (d)	0.52%	0.83%	5.32%	15.05	%(e)
Net expenses (d)	0.19%	0.25%	0.27%	0.62	%(e)
Net investment income (loss)	1.47%	1.73%	1.65%	2.06	%(e)
Portfolio turnover rate	34%	49%	55%	39	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

66

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2015 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.72	$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.19	0.23	0.06
Net realized and unrealized gain (loss)	0.86		0.41	(0.31)	0.03

Total from investment operations	1.05		0.60	(0.08)	0.09

Distributions to shareholders from:
Net investment income	(0.19)		(0.16)	(0.18)	(0.06)
Net realized gains	(0.10)		(0.07)	(0.05)	(0.00	)(b)

Total distributions	(0.29)		(0.23)	(0.23)	(0.06)

Net asset value, end of period	$10.85		$10.09	$9.72	$10.03

Total return (c)	10.39%		6.19%	(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$189		$819	$1,030	$585
Ratios to Average Net Assets:
Total expenses (d)	0.27%		0.58%	5.07%	14.80	%(e)
Net expenses (d)	(0.05	)%(f)	0.01%	0.02%	0.37	%(e)
Net investment income (loss)	1.79%		1.85%	2.32%	2.31	%(e)
Portfolio turnover rate	34%		49%	55%	39	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees for the period ended December 31, 2017, the waiver exceeded total fund expenses.
(g)	Not annualized.

See accompanying notes to financial statements.

67

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2015 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17		Year Ended 12/31/16		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09		$9.72		$10.03	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.28		0.22	0.06
Net realized and unrealized gain (loss)	0.76		0.32		(0.30)	0.03

Total from investment operations	1.05		0.60		(0.08)	0.09

Distributions to shareholders from:
Net investment income	(0.19)		(0.16)		(0.18)	(0.06)
Net realized gains	(0.10)		(0.07)		(0.05)	(0.00	)(b)

Total distributions	(0.29)		(0.23)		(0.23)	(0.06)

Net asset value, end of period	$10.85		$10.09		$9.72	$10.03

Total return (c)	10.39%		6.19%		(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$246,006		$71,486		$3,707	$1,740
Ratios to Average Net Assets:
Total expenses (d)	0.26%		0.58%		5.07%	18.68	%(e)
Net expenses (d)	(0.02	)%(f)	(0.01	)%(f)	0.02%	0.17	%(e)
Net investment income (loss)	2.71%		2.72%		2.19%	2.50	%(e)
Portfolio turnover rate	34%		49%		55%	39	%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees for the period ended December 31, 2017, the waiver exceeded total fund expenses.
(g)	Not annualized.

See accompanying notes to financial statements.

68

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.29	$9.76	$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.19	0.24	0.05
Net realized and unrealized gain (loss)	1.12	0.50	(0.41)	0.12

Total from investment operations	1.34	0.69	(0.17)	0.17

Distributions to shareholders from:
Net investment income	(0.20)	(0.15)	(0.20)	(0.03)
Net realized gains	(0.08)	(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.28)	(0.16)	(0.21)	(0.03)

Net asset value, end of period	$11.35	$10.29	$9.76	$10.14

Total return (c)	13.08%	7.07%	(1.71)%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$140	$166	$125	$845
Ratios to Average Net Assets:
Total expenses (d)	0.40%	0.49%	0.80%	9.36	%(e)
Net expenses (d)	0.26%	0.26%	0.26%	0.62	%(e)
Net investment income (loss)	2.01%	1.92%	2.30%	2.32	%(e)
Portfolio turnover rate	18%	28%	39%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

69

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.27	$9.75	$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.16	0.33	0.06
Net realized and unrealized gain (loss)	1.13	0.54	(0.49)	0.11

Total from investment operations	1.38	0.70	(0.16)	0.17

Distributions to shareholders from:
Net investment income	(0.23)	(0.17)	(0.22)	(0.03)
Net realized gains	(0.08)	(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.31)	(0.18)	(0.23)	(0.03)

Net asset value, end of period	$11.34	$10.27	$9.75	$10.14

Total return (c)	13.38%	7.34%	(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$680	$797	$1,811	$845
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.30%	0.55%	9.11	%(e)
Net expenses (d)	0.01%	0.07%	0.01%	0.37	%(e)
Net investment income (loss)	2.29%	1.54%	3.28%	2.57	%(e)
Portfolio turnover rate	18%	28%	39%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

70

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.28	$9.74	$10.13	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.27	0.23	0.04
Net realized and unrealized gain (loss)	1.08	0.45	(0.39)	0.13

Total from investment operations	1.37	0.72	(0.16)	0.17

Distributions to shareholders from:
Net investment income	(0.23)	(0.17)	(0.22)	(0.04)
Net realized gains	(0.08)	(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.31)	(0.18)	(0.23)	(0.04)

Net asset value, end of period	$11.34	$10.28	$9.74	$10.13

Total return (c)	13.38%	7.45%	(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$775,643	$235,727	$52,303	$6,399
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.24%	0.55%	11.13	%(e)
Net expenses (d)	0.02%	0.01%	0.01%	0.17	%(e)
Net investment income (loss)	2.67%	2.60%	2.29%	1.62	%(e)
Portfolio turnover rate	18%	28%	39%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

71

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33	$9.74	$10.16	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.17	0.23	0.06
Net realized and unrealized gain (loss)	1.49	0.59	(0.44)	0.13

Total from investment operations	1.68	0.76	(0.21)	0.19

Distributions to shareholders from:
Net investment income	(0.20)	(0.14)	(0.18)	(0.03)
Net realized gains	(0.07)	(0.03)	(0.03)	(0.00	)(b)

Total distributions	(0.27)	(0.17)	(0.21)	(0.03)

Net asset value, end of period	$11.74	$10.33	$9.74	$10.16

Total return (c)	16.25%	7.74%	(2.11)%	1.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$115	$169	$159	$677
Ratios to Average Net Assets:
Total expenses (d)	0.40%	0.53%	1.56%	10.90	%(e)
Net expenses (d)	0.28%	0.29%	0.28%	0.62	%(e)
Net investment income (loss)	1.67%	1.65%	2.27%	2.38	%(e)
Portfolio turnover rate	10%	21%	51%	13	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

72

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33	$9.74	$10.16	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.15	0.37	0.06
Net realized and unrealized gain (loss)	1.45	0.63	(0.56)	0.14

Total from investment operations	1.71	0.78	(0.19)	0.20

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	(0.07)	(0.03)	(0.03)	(0.00	)(b)

Total distributions	(0.30)	(0.19)	(0.23)	(0.04)

Net asset value, end of period	$11.74	$10.33	$9.74	$10.16

Total return (c)	16.54%	8.01%	(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,232	$2,110	$3,293	$677
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.33%	1.31%	10.65	%(e)
Net expenses (d)	0.03%	0.08%	0.03%	0.37	%(e)
Net investment income (loss)	2.36%	1.53%	3.71%	5.10	%(e)
Portfolio turnover rate	10%	21%	51%	13	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

73

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.34	$9.75	$10.16	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.29	0.29	0.05
Net realized and unrealized gain (loss)	1.41	0.49	(0.47)	0.15

Total from investment operations	1.71	0.78	(0.18)	0.20

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	(0.07)	(0.03)	(0.03)	(0.00	)(b)

Total distributions	(0.30)	(0.19)	(0.23)	(0.04)

Net asset value, end of period	$11.75	$10.34	$9.75	$10.16

Total return (c)	16.52%	8.00%	(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$830,080	$206,696	$21,815	$5,597
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.28%	1.31%	11.75	%(e)
Net expenses (d)	0.04%	0.04%	0.03%	0.17	%(e)
Net investment income (loss)	2.63%	2.81%	2.86%	2.19	%(e)
Portfolio turnover rate	10%	21%	51%	13	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

74

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.39	$9.76	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.15	0.23		0.05
Net realized and unrealized gain (loss)	1.71	0.64	(0.44)		0.16

Total from investment operations	1.86	0.79	(0.21)		0.21

Distributions to shareholders from:
Net investment income	(0.20)	(0.14)	(0.18)		(0.06)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.25)	(0.16)	(0.18)		(0.06)

Net asset value, end of period	$12.00	$10.39	$9.76		$10.15

Total return (c)	17.94%	8.04%	(2.07)%		2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$107	$169	$159		$676
Ratios to Average Net Assets:
Total expenses (d)	0.40%	0.51%	0.84%		12.85	%(e)
Net expenses (d)	0.31%	0.29%	0.28%		0.62	%(e)
Net investment income (loss)	1.37%	1.47%	2.21%		2.05	%(e)
Portfolio turnover rate	7%	18%	33%		18	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

75

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.37	$9.76	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.14	0.35		0.06
Net realized and unrealized gain (loss)	1.64	0.65	(0.54)		0.16

Total from investment operations	1.89	0.79	(0.19)		0.22

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.20)		(0.07)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.28)	(0.18)	(0.20)		(0.07)

Net asset value, end of period	$11.98	$10.37	$9.76		$10.15

Total return (c)	18.27%	8.10%	(1.83)%		2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,716	$1,522	$2,066		$676
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.30%	0.59%		12.59	%(e)
Net expenses (d)	0.06%	0.08%	0.03%		0.37	%(e)
Net investment income (loss)	2.25%	1.39%	3.52%		2.30	%(e)
Portfolio turnover rate	7%	18%	33%		18	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

76

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.38	$9.76	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.25	0.25		0.07
Net realized and unrealized gain (loss)	1.62	0.55	(0.44)		0.15

Total from investment operations	1.90	0.80	(0.19)		0.22

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.20)		(0.07)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.28)	(0.18)	(0.20)		(0.07)

Net asset value, end of period	$12.00	$10.38	$9.76		$10.15

Total return (c)	18.35%	8.20%	(1.83)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$778,969	$225,549	$48,114		$3,243
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.26%	0.59%		14.05	%(e)
Net expenses (d)	0.06%	0.05%	0.03%		0.17	%(e)
Net investment income (loss)	2.46%	2.48%	2.42%		2.64	%(e)
Portfolio turnover rate	7%	18%	33%		18	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

77

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.44	$9.78	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.15	0.17	0.06
Net realized and unrealized gain (loss)	1.96	0.67	(0.39)	0.15

Total from investment operations	2.02	0.82	(0.22)	0.21

Distributions to shareholders from:
Net investment income	(0.19)	(0.13)	(0.15)	(0.04)
Net realized gains	(0.07)	(0.03)	(0.02)	(0.00	)(b)

Total distributions	(0.26)	(0.16)	(0.17)	(0.04)

Net asset value, end of period	$12.20	$10.44	$9.78	$10.17

Total return (c)	19.34%	8.33%	(2.15)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127	$606	$489	$508
Ratios to Average Net Assets:
Total expenses (d)	0.42%	0.58%	2.08%	17.04	%(e)
Net expenses (d)	0.31%	0.30%	0.28%	0.62	%(e)
Net investment income (loss)	0.51%	1.48%	1.65%	2.53	%(e)
Portfolio turnover rate	6%	18%	38%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

78

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.43	$9.77	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.11	0.31	0.07
Net realized and unrealized gain (loss)	1.91	0.74	(0.51)	0.15

Total from investment operations	2.04	0.85	(0.20)	0.22

Distributions to shareholders from:
Net investment income	(0.22)	(0.16)	(0.18)	(0.05)
Net realized gains	(0.07)	(0.03)	(0.02)	(0.00	)(b)

Total distributions	(0.29)	(0.19)	(0.20)	(0.05)

Net asset value, end of period	$12.18	$10.43	$9.77	$10.17

Total return (c)	19.56%	8.61%	(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$371	$840	$1,416	$508
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.36%	1.83%	16.79	%(e)
Net expenses (d)	0.07%	0.09%	0.03%	0.37	%(e)
Net investment income (loss)	1.10%	1.08%	3.07%	2.78	%(e)
Portfolio turnover rate	6%	18%	38%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

79

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.44	$9.78	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.27	0.32	0.03
Net realized and unrealized gain (loss)	1.79	0.58	(0.51)	0.20

Total from investment operations	2.06	0.85	(0.19)	0.23

Distributions to shareholders from:
Net investment income	(0.22)	(0.16)	(0.18)	(0.06)
Net realized gains	(0.07)	(0.03)	(0.02)	(0.00	)(b)

Total distributions	(0.29)	(0.19)	(0.20)	(0.06)

Net asset value, end of period	$12.21	$10.44	$9.78	$10.17

Total return (c)	19.73%	8.60%	(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$584,717	$165,008	$17,223	$3,208
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.33%	1.83%	17.89	%(e)
Net expenses (d)	0.08%	0.06%	0.03%	0.17	%(e)
Net investment income (loss)	2.34%	2.64%	3.12%	1.28	%(e)
Portfolio turnover rate	6%	18%	38%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

80

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.40	$9.71	$10.13		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.13	0.21		0.06
Net realized and unrealized gain (loss)	1.99	0.72	(0.47)		0.16

Total from investment operations	2.11	0.85	(0.26)		0.22

Distributions to shareholders from:
Net investment income	(0.20)	(0.13)	(0.16)		(0.09)
Net realized gains	(0.05)	(0.03)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.25)	(0.16)	(0.16)		(0.09)

Net asset value, end of period	$12.26	$10.40	$9.71		$10.13

Total return (c)	20.29%	8.73%	(2.53)%		2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109	$153	$141		$506
Ratios to Average Net Assets:
Total expenses (d)	0.42%	0.57%	1.04%		18.29	%(e)
Net expenses (d)	0.32%	0.29%	0.27%		0.62	%(e)
Net investment income (loss)	1.07%	1.34%	2.07%		2.28	%(e)
Portfolio turnover rate	6%	16%	38%		5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

81

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.39	$9.71	$10.13		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.09	0.40		0.06
Net realized and unrealized gain (loss)	1.91	0.78	(0.63)		0.16

Total from investment operations	2.15	0.87	(0.23)		0.22

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.19)		(0.09)
Net realized gains	(0.05)	(0.03)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.28)	(0.19)	(0.19)		(0.09)

Net asset value, end of period	$12.26	$10.39	$9.71		$10.13

Total return (c)	20.59%	9.00%	(2.28)%		2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$912	$708	$1,501		$506
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.38%	0.79%		18.04	%(e)
Net expenses (d)	0.07%	0.10%	0.02%		0.37	%(e)
Net investment income (loss)	2.14%	0.86%	4.02%		2.53	%(e)
Portfolio turnover rate	6%	16%	38%		5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

82

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.40	$9.72	$10.13		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.24	0.25		0.05
Net realized and unrealized gain (loss)	1.89	0.63	(0.47)		0.18

Total from investment operations	2.15	0.87	(0.22)		0.23

Distributions to shareholders from:
Net investment income	(0.23)	(0.16)	(0.19)		(0.10)
Net realized gains	(0.05)	(0.03)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.28)	(0.19)	(0.19)		(0.10)

Net asset value, end of period	$12.27	$10.40	$9.72		$10.13

Total return (c)	20.69%	8.89%	(2.18)%		2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$458,132	$143,526	$35,359		$1,512
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.32%	0.79%		20.53	%(e)
Net expenses (d)	0.07%	0.05%	0.02%		0.17	%(e)
Net investment income (loss)	2.30%	2.31%	2.47%		1.90	%(e)
Portfolio turnover rate	6%	16%	38%		5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

83

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36	$9.64	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.14	0.17	0.05
Net realized and unrealized gain (loss)	2.12	0.73	(0.43)	0.17

Total from investment operations	2.19	0.87	(0.26)	0.22

Distributions to shareholders from:
Net investment income	(0.21)	(0.13)	(0.15)	(0.16)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.26)	(0.15)	(0.16)	(0.16)

Net asset value, end of period	$12.29	$10.36	$9.64	$10.06

Total return (c)	21.15%	9.04%	(2.64)%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$141	$375	$321	$335
Ratios to Average Net Assets:
Total expenses (d)	0.46%	0.82%	3.50%	30.47	%(e)
Net expenses (d)	0.31%	0.29%	0.26%	0.62	%(e)
Net investment income (loss)	0.62%	1.41%	1.63%	2.07	%(e)
Portfolio turnover rate	5%	17%	35%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

84

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36	$9.64	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.15	0.30	0.06
Net realized and unrealized gain (loss)	2.02	0.75	(0.54)	0.16

Total from investment operations	2.22	0.90	(0.24)	0.22

Distributions to shareholders from:
Net investment income	(0.24)	(0.16)	(0.17)	(0.16)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.29)	(0.18)	(0.18)	(0.16)

Net asset value, end of period	$12.29	$10.36	$9.64	$10.06

Total return (c)	21.45%	9.31%	(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$762	$853	$782	$335
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.59%	3.25%	30.22	%(e)
Net expenses (d)	0.06%	0.06%	0.01%	0.37	%(e)
Net investment income (loss)	1.73%	1.46%	2.97%	2.32	%(e)
Portfolio turnover rate	5%	17%	35%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

85

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.36	$9.63	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.27	0.30	0.06
Net realized and unrealized gain (loss)	1.94	0.64	(0.55)	0.17

Total from investment operations	2.22	0.91	(0.25)	0.23

Distributions to shareholders from:
Net investment income	(0.24)	(0.16)	(0.17)	(0.17)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.29)	(0.18)	(0.18)	(0.17)

Net asset value, end of period	$12.29	$10.36	$9.63	$10.06

Total return (c)	21.45%	9.31%	(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$300,444	$76,304	$8,374	$335
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.57%	3.25%	30.02	%(e)
Net expenses (d)	0.07%	0.05%	0.01%	0.17	%(e)
Net investment income (loss)	2.39%	2.62%	2.99%	2.53	%(e)
Portfolio turnover rate	5%	17%	35%	5	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

86

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.34	$9.62	$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.13	0.16		0.05
Net realized and unrealized gain (loss)	2.09	0.74	(0.45)		0.16

Total from investment operations	2.19	0.87	(0.29)		0.21

Distributions to shareholders from:
Net investment income	(0.22)	(0.13)	(0.15)		(0.15)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.27)	(0.15)	(0.15)		(0.15)

Net asset value, end of period	$12.26	$10.34	$9.62		$10.06

Total return (c)	21.19%	9.07%	(2.85)%		2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109	$180	$160		$168
Ratios to Average Net Assets:
Total expenses (d)	0.50%	1.15%	4.90%		59.96	%(e)
Net expenses (d)	0.31%	0.29%	0.27%		0.62	%(e)
Net investment income (loss)	0.86%	1.35%	1.61%		2.03	%(e)
Portfolio turnover rate	5%	16%	35%		7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

87

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STATE STREET TARGET RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33	$9.62	$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.08	0.43		0.06
Net realized and unrealized gain (loss)	2.06	0.80	(0.69)		0.16

Total from investment operations	2.21	0.88	(0.26)		0.22

Distributions to shareholders from:
Net investment income	(0.25)	(0.15)	(0.18)		(0.16)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.30)	(0.17)	(0.18)		(0.16)

Net asset value, end of period	$12.24	$10.33	$9.62		$10.06

Total return (c)	21.30%	9.34%	(2.61)%		2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$240	$366	$795		$168
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.97%	4.65%		59.71	%(e)
Net expenses (d)	0.06%	0.12%	0.02%		0.37	%(e)
Net investment income (loss)	1.34%	0.76%	4.40%		2.28	%(e)
Portfolio turnover rate	5%	16%	35%		7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

88

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.33	$9.61	$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.26	0.28		0.06
Net realized and unrealized gain (loss)	1.94	0.63	(0.55)		0.16

Total from investment operations	2.21	0.89	(0.27)		0.22

Distributions to shareholders from:
Net investment income	(0.25)	(0.15)	(0.18)		(0.16)
Net realized gains	(0.05)	(0.02)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.30)	(0.17)	(0.18)		(0.16)

Net asset value, end of period	$12.24	$10.33	$9.61		$10.06

Total return (c)	21.42%	9.35%	(2.71)%		2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,217	$48,016	$5,736		$168
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.90%	4.65%		59.52	%(e)
Net expenses (d)	0.07%	0.05%	0.02%		0.17	%(e)
Net investment income (loss)	2.37%	2.61%	2.82%		2.48	%(e)
Portfolio turnover rate	5%	16%	35%		7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

89

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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.32	$9.60	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.13	0.16	0.05
Net realized and unrealized gain (loss)	2.07	0.74	(0.45)	0.16

Total from investment operations	2.19	0.87	(0.29)	0.21

Distributions to shareholders from:
Net investment income	(0.21)	(0.13)	(0.16)	(0.15)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.26)	(0.15)	(0.17)	(0.15)

Net asset value, end of period	$12.25	$10.32	$9.60	$10.06

Total return (c)	21.20%	9.06%	(2.90)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102	$172	$160	$168
Ratios to Average Net Assets:
Total expenses (d)	0.77%	2.34%	7.94%	59.87	%(e)
Net expenses (d)	0.31%	0.29%	0.27%	0.62	%(e)
Net investment income (loss)	1.04%	1.30%	1.62%	2.03	%(e)
Portfolio turnover rate	7%	14%	40%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

90

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STATE STREET TARGET RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.32	$9.60	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.16	0.22	0.06
Net realized and unrealized gain (loss)	2.11	0.73	(0.49)	0.16

Total from investment operations	2.22	0.89	(0.27)	0.22

Distributions to shareholders from:
Net investment income	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.29)	(0.17)	(0.19)	(0.16)

Net asset value, end of period	$12.25	$10.32	$9.60	$10.06

Total return (c)	21.60%	9.33%	(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$105	$271	$222	$168
Ratios to Average Net Assets:
Total expenses (d)	0.52%	2.09%	7.69%	59.62	%(e)
Net expenses (d)	0.06%	0.04%	0.02%	0.37	%(e)
Net investment income (loss)	0.95%	1.58%	2.20%	2.28	%(e)
Portfolio turnover rate	7%	14%	40%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

91

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STATE STREET TARGET RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.31	$9.59	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.26	0.27	0.06
Net realized and unrealized gain (loss)	1.90	0.63	(0.55)	0.16

Total from investment operations	2.21	0.89	(0.28)	0.22

Distributions to shareholders from:
Net investment income	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	(0.05)	(0.02)	(0.01)	(0.00	)(b)

Total distributions	(0.29)	(0.17)	(0.19)	(0.16)

Net asset value, end of period	$12.23	$10.31	$9.59	$10.06

Total return (c)	21.53%	9.34%	(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,529	$18,718	$3,043	$168
Ratios to Average Net Assets:
Total expenses (d)	0.51%	2.09%	7.69%	59.42	%(e)
Net expenses (d)	0.07%	0.05%	0.02%	0.17	%(e)
Net investment income (loss)	2.67%	2.61%	2.64%	2.48	%(e)
Portfolio turnover rate	7%	14%	40%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

92

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09	$9.50	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.13	0.17	0.05
Net realized and unrealized gain (loss)	2.04	0.71	(0.45)	0.16

Total from investment operations	2.14	0.84	(0.28)	0.21

Distributions to shareholders from:
Net investment income	(0.20)	(0.12)	(0.17)	(0.15)
Net realized gains	(0.11)	(0.13)	(0.11)	(0.00	)(b)

Total distributions	(0.31)	(0.25)	(0.28)	(0.15)

Net asset value, end of period	$11.92	$10.09	$9.50	$10.06

Total return (c)	21.24%	8.81%	(2.78)%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100	$168	$158	$168
Ratios to Average Net Assets:
Total expenses (d)	3.39%	11.61%	30.01%	59.73	%(e)
Net expenses (d)	0.31%	0.30%	0.27%	0.62	%(e)
Net investment income (loss)	0.91%	1.30%	1.68%	2.04	%(e)
Portfolio turnover rate	18%	55%	73%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

93

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.09	$9.50	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.15	0.20	0.06
Net realized and unrealized gain (loss)	2.01	0.71	(0.46)	0.16

Total from investment operations	2.16	0.86	(0.26)	0.22

Distributions to shareholders from:
Net investment income	(0.23)	(0.14)	(0.19)	(0.16)
Net realized gains	(0.11)	(0.13)	(0.11)	(0.00	)(b)

Total distributions	(0.34)	(0.27)	(0.30)	(0.16)

Net asset value, end of period	$11.91	$10.09	$9.50	$10.06

Total return (c)	21.45%	9.09%	(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103	$170	$162	$168
Ratios to Average Net Assets:
Total expenses (d)	3.13%	11.36%	29.76%	59.48	%(e)
Net expenses (d)	0.06%	0.05%	0.02%	0.37	%(e)
Net investment income (loss)	1.31%	1.51%	1.96%	2.29	%(e)
Portfolio turnover rate	18%	55%	73%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

94

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET TARGET RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.08	$9.49	$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.19	0.06
Net realized and unrealized gain (loss)	1.84	0.57	(0.45)	0.16

Total from investment operations	2.17	0.86	(0.26)	0.22

Distributions to shareholders from:
Net investment income	(0.23)	(0.14)	(0.20)	(0.16)
Net realized gains	(0.11)	(0.13)	(0.11)	(0.00	)(b)

Total distributions	(0.34)	(0.27)	(0.31)	(0.16)

Net asset value, end of period	$11.91	$10.08	$9.49	$10.06

Total return (c)	21.57%	8.98%	(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,141	$3,344	$269	$168
Ratios to Average Net Assets:
Total expenses (d)	3.07%	11.36%	29.76%	59.28	%(e)
Net expenses (d)	0.07%	0.06%	0.02%	0.17	%(e)
Net investment income (loss)	2.94%	2.91%	1.88%	2.49	%(e)
Portfolio turnover rate	18%	55%	73%	7	%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

95

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” and collectively the “Funds”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2015 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.

96

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

97

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.

The Funds’ investment adviser is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board.

98

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, each Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017 are disclosed in the Schedules of Investments.

Contribution by Affiliate

On August 1, 2016, the transfer agent made a reimbursement of $794 to the State Street Target Retirement 2055 Fund in connection with a trade related matter.

99

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Target Retirement Fund	$96,637,036	$22,376,104
State Street Target Retirement 2015 Fund	215,900,784	50,536,494
State Street Target Retirement 2020 Fund	588,277,681	94,191,859
State Street Target Retirement 2025 Fund	620,211,452	54,869,848
State Street Target Retirement 2030 Fund	526,454,617	36,822,774
State Street Target Retirement 2035 Fund	390,774,790	23,608,976
State Street Target Retirement 2040 Fund	287,002,839	17,556,004
State Street Target Retirement 2045 Fund	203,847,591	9,399,525
State Street Target Retirement 2050 Fund	149,038,885	6,783,677
State Street Target Retirement 2055 Fund	58,314,586	3,109,557
State Street Target Retirement 2060 Fund	8,919,542	1,267,448

6.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Target Retirement Fund	$2,468,554	$1,110,054	$—	$3,578,608
State Street Target Retirement 2015 Fund	5,332,716	1,072,886	—	6,405,602
State Street Target Retirement 2020 Fund	15,910,997	4,894,448	—	20,805,445
State Street Target Retirement 2025 Fund	16,784,458	3,695,787	—	20,480,245
State Street Target Retirement 2030 Fund	14,528,886	3,486,374	—	18,015,260
State Street Target Retirement 2035 Fund	10,490,525	2,991,768	—	13,482,293

100

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Target Retirement 2040 Fund	$8,536,325	$1,690,049	$—	$10,226,374
State Street Target Retirement 2045 Fund	5,677,025	1,268,842	—	6,945,867
State Street Target Retirement 2050 Fund	4,158,409	922,614	—	5,081,023
State Street Target Retirement 2055 Fund	1,578,532	349,752	—	1,928,284
State Street Target Retirement 2060 Fund	251,773	87,265	—	339,038

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Target Retirement Fund	$953,295	$65,818	$—	$1,019,113
State Street Target Retirement 2015 Fund	1,587,162	46,665	—	1,633,827
State Street Target Retirement 2020 Fund	3,889,047	321,856	—	4,210,903
State Street Target Retirement 2025 Fund	3,398,765	366,463	—	3,765,228
State Street Target Retirement 2030 Fund	3,476,519	409,936	—	3,886,455
State Street Target Retirement 2035 Fund	2,599,234	229,480	—	2,828,714
State Street Target Retirement 2040 Fund	2,172,277	338,757	—	2,511,034
State Street Target Retirement 2045 Fund	1,202,002	101,040	—	1,303,042
State Street Target Retirement 2050 Fund	750,637	72,716	—	823,353
State Street Target Retirement 2055 Fund	279,549	38,962	—	318,511
State Street Target Retirement 2060 Fund	83,460	12,624	—	96,084

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Target Retirement Fund	$—	$—	$851,367	$2,313,066	$—	$3,164,433
State Street Target Retirement 2015 Fund	—	—	2,114,796	4,767,968	—	6,882,764
State Street Target Retirement 2020 Fund	—	—	8,074,024	33,831,518	—	41,905,542
State Street Target Retirement 2025 Fund	—	—	9,701,281	49,282,134	—	58,983,415
State Street Target Retirement 2030 Fund	—	—	9,679,869	58,330,873	—	68,010,742
State Street Target Retirement 2035 Fund	—	—	7,353,452	47,404,796	—	54,758,248
State Street Target Retirement 2040 Fund	—	—	5,928,792	43,587,660	—	49,516,452
State Street Target Retirement 2045 Fund	—	—	4,096,616	28,187,906	—	32,284,522
State Street Target Retirement 2050 Fund	—	—	2,944,008	20,774,196	—	23,718,204
State Street Target Retirement 2055 Fund	—	—	1,122,522	6,738,903	—	7,861,425
State Street Target Retirement 2060 Fund	1,425	—	172,651	819,277	—	993,353

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$134,081,884	$3,193,167	$880,102	$2,313,065
State Street Target Retirement 2015 Fund	243,090,281	5,783,061	1,015,093	4,767,968

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement 2020 Fund	$745,007,973	$35,999,804	$2,168,285	$33,831,519
State Street Target Retirement 2025 Fund	783,050,074	50,345,332	1,063,195	49,282,137
State Street Target Retirement 2030 Fund	721,743,240	58,970,404	639,531	58,330,873
State Street Target Retirement 2035 Fund	537,061,034	47,779,600	374,804	47,404,796
State Street Target Retirement 2040 Fund	414,786,745	43,670,354	82,694	43,587,660
State Street Target Retirement 2045 Fund	272,354,366	28,187,908	—	28,187,908
State Street Target Retirement 2050 Fund	191,304,598	20,774,194	—	20,774,194
State Street Target Retirement 2055 Fund	74,530,764	6,738,903	—	6,738,903
State Street Target Retirement 2060 Fund	11,545,076	819,277	—	819,277

7.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities if any, as applicable. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The State Street Target Retirement Fund, the State Street Target Retirement 2020 Fund and the State Street Target Retirement 2025 Fund engaged in securities lending activities during the year ended December 31, 2017, and did not have any securities on loan at December 31, 2017.

8.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

9.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund and Board of Trustees of State Street Institutional Investment Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 (collectively referred to as the “Funds”) (eleven of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from September 30, 2014 (commencement of operations) through December 31, 2014 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended and the period from September 30, 2014 (commencement of operations) through December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class A	0.19%	$1,041.20	$0.98	$1,024.20	$0.97
Class I	(0.06)	1,042.90	(0.31)	1,025.50	(0.31)
Class K	0.01	1,041.00	0.05	1,025.20	0.05
State Street Target Retirement 2015 Fund
Class A	0.22	1,047.30	1.14	1,024.10	1.12
Class I	(0.03)	1,049.80	(0.15)	1,025.40	(0.15)
Class K	(0.10)	1,048.80	(0.52)	1,025.70	(0.51)
State Street Target Retirement 2020 Fund
Class A	0.27	1,062.60	1.40	1,023.80	1.38
Class I	0.02	1,064.40	0.10	1,025.10	0.10
Class K	0.04	1,063.40	0.21	1,025.00	0.20
State Street Target Retirement 2025 Fund
Class A	0.26	1,077.00	1.36	1,023.90	1.33
Class I	0.04	1,078.70	0.21	1,025.00	0.20
Class K	0.05	1,078.60	0.26	1,025.00	0.26
State Street Target Retirement 2030 Fund
Class A	0.30	1,085.40	1.58	1,023.70	1.53
Class I	0.05	1,086.30	0.26	1,025.00	0.26

105

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class K	0.06%	$1,087.20	$0.32	$1,024.90	$0.31
State Street Target Retirement 2035 Fund
Class A	0.31	1,092.90	1.64	1,023.60	1.58
Class I	0.06	1,093.80	0.32	1,024.90	0.31
Class K	0.09	1,094.60	0.48	1,024.80	0.46
State Street Target Retirement 2040 Fund
Class A	0.32	1,097.40	1.69	1,023.60	1.63
Class I	0.07	1,099.20	0.37	1,024.90	0.36
Class K	0.07	1,099.10	0.37	1,024.90	0.36
State Street Target Retirement 2045 Fund
Class A	0.30	1,101.00	1.59	1,023.70	1.53
Class I	0.06	1,102.80	0.32	1,024.90	0.31
Class K	0.08	1,103.70	0.42	1,024.80	0.41
State Street Target Retirement 2050 Fund
Class A	0.31	1,102.10	1.64	1,023.60	1.58
Class I	0.06	1,103.10	0.32	1,024.90	0.31
Class K	0.08	1,103.10	0.42	1,024.80	0.41
State Street Target Retirement 2055 Fund
Class A	0.31	1,102.00	1.64	1,023.60	1.58
Class I	0.05	1,103.70	0.27	1,025.00	0.26
Class K	0.08	1,102.90	0.42	1,024.80	0.41
State Street Target Retirement 2060 Fund
Class A	0.29	1,102.10	1.54	1,023.70	1.48
Class I	0.04	1,103.00	0.21	1,025.00	0.20
Class K	0.07	1,103.00	0.37	1,024.90	0.36

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2017:

Amount
State Street Target Retirement Fund	$1,110,054
State Street Target Retirement 2015 Fund	1,072,886
State Street Target Retirement 2020 Fund	4,894,448
State Street Target Retirement 2025 Fund	3,695,787
State Street Target Retirement 2030 Fund	3,486,374
State Street Target Retirement 2035 Fund	2,991,768
State Street Target Retirement 2040 Fund	1,690,049
State Street Target Retirement 2045 Fund	1,268,842
State Street Target Retirement 2050 Fund	922,614
State Street Target Retirement 2055 Fund	349,752
State Street Target Retirement 2060 Fund	87,265

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Target Retirement Fund	$20,506
State Street Target Retirement 2015 Fund	39,679
State Street Target Retirement 2020 Fund	218,329
State Street Target Retirement 2025 Fund	313,773
State Street Target Retirement 2030 Fund	355,125
State Street Target Retirement 2035 Fund	289,816
State Street Target Retirement 2040 Fund	251,078
State Street Target Retirement 2045 Fund	175,456
State Street Target Retirement 2050 Fund	128,447

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Amount
State Street Target Retirement 2055 Fund	$49,114
State Street Target Retirement 2060 Fund	7,106

The amount of foreign source income earned on the following Funds during the year ended December 31, 2017 were as follows:

Amount
State Street Target Retirement Fund	$227,053
State Street Target Retirement 2015 Fund	439,351
State Street Target Retirement 2020 Fund	2,417,451
State Street Target Retirement 2025 Fund	3,474,260
State Street Target Retirement 2030 Fund	3,932,138
State Street Target Retirement 2035 Fund	3,209,003
State Street Target Retirement 2040 Fund	2,780,069
State Street Target Retirement 2045 Fund	1,942,742
State Street Target Retirement 2050 Fund	1,422,232
State Street Target Retirement 2055 Fund	543,816
State Street Target Retirement 2060 Fund	78,681

108

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

109

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

111

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

112

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-800-997-7327.

113

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITTRAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Disciplined Global Equity Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Disciplined Global Equity Portfolio (the “Portfolio”). As a result, the Fund invests indirectly through the Portfolio. The Fund seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Fund’s benchmark is the MSCI World Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class I shares was 21.26%, and the Index was 22.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. A strong global equity market was generally supportive of strong investors’ risk sentiments. High risk/high beta stocks led the market rally through the Reporting Period. The Portfolio’s defensive posture, with higher allocation to lower risk securities, faced a significant headwind on relative performance. Similarly, the Portfolio’s overweight of defensive sectors — Utilities, Consumer Staples and Telecommunication, and underweight of best performing Information Technology detracted from the Fund’s performance relative to the Index. The Portfolio’s stock selection performance was mildly positive and insufficient to fully offset the performance lag from the defensive and sector positioning.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Suzuki Motor, Agilent Technologies and Baxter International. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Foot Locker, Telstra Corp. and Axis Capital Holdings.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

1

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Disciplined Global Equity Fund Class I	21.26%	16.56%
MSCI World Index (1)	22.40%	20.41%

*	Inception date is February 18, 2016.
(1)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment in affiliated State Street Disciplined Global Equity Portfolio	$4,998,577
Receivable for investments sold	1,569

TOTAL ASSETS	5,000,146

LIABILITIES
Advisory fee payable	5,153
Custodian fees payable	859
Administration fees payable	214
Transfer agent fees payable	1,722
Registration and filing fees payable	70
Professional fees payable	11,428
Printing and postage fees payable	27,328

TOTAL LIABILITIES	46,774

NET ASSETS	$4,953,372

NET ASSETS CONSIST OF:
Paid-in Capital	$4,121,274
Accumulated net realized gain (loss) on investments	65,413
Net unrealized appreciation (depreciation) on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	766,685

NET ASSETS	$4,953,372

Class I
Net Assets	$4,953,372
Shares Outstanding	396,972

Net asset value, offering and redemption price per share	$12.48

COST OF INVESTMENTS:
Investment in affiliated State Street Disciplined Global Equity Portfolio	$4,231,892

Shares of affiliated State Street Disciplined Global Equity Portfolio	400,848

See accompanying notes to financial statements and financial statements of the Master Portfolio.

3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividend income from affiliated State Street Disciplined Global Equity Portfolio	$151,317

EXPENSES
Advisory fee	32,642
Administration fees	2,176
Shareholder servicing fees Class I	408
Custodian fees	13,724
Trustees’ fees and expenses	22,108
Transfer agent fees	5,273
Registration and filing fees	30,366
Professional fees and expenses	31,691
Printing and postage fees	52,414
Insurance expense	12
Miscellaneous expenses	4,094

TOTAL EXPENSES	194,908

Expenses waived/reimbursed by the Adviser	(161,846)

NET EXPENSES	33,062

NET INVESTMENT INCOME (LOSS)	118,255

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	50,208
Capital gain distributions from affiliated State Street Disciplined Global Equity Portfolio	60,447

Net realized gain (loss)	110,655

Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	579,655
NET REALIZED AND UNREALIZED GAIN (LOSS)	690,310

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$808,565

See accompanying notes to financial statements and financial statements of the Master Portfolio.

4

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	For the Period 2/18/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$118,255	$63,303
Net realized gain (loss)	110,655	44,165
Net change in unrealized appreciation/depreciation	579,655	187,030

Net increase (decrease) in net assets resulting from operations	808,565	294,498

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(153,255)	(94,050)
Net realized gains	(17,210)	(6,450)

Total distributions to shareholders	(170,465)	(100,500)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class I
Proceeds from sale of shares sold	1,080,700	3,000,000
Reinvestment of distributions	40,574	—

Net increase (decrease) in net assets from beneficial interest transactions	1,121,274	3,000,000

Net increase (decrease) in net assets during the period	1,759,374	3,193,998

Net assets at beginning of period	3,193,998	—

NET ASSETS AT END OF PERIOD	$4,953,372	$3,193,998

Undistributed (distribution in excess of) net investment income (loss)	$—	$15

SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	93,710	300,000
Reinvestment of distributions	3,262	—

Net increase (decrease)	96,972	300,000

*	Inception date.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Class I
	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$10.65	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.21
Net realized and unrealized gain (loss)	1.94	0.77

Total from investment operations	2.26	0.98

Distributions to shareholders from:
Net investment income	(0.39)	(0.31)
Net realized gains	(0.04)	(0.02)

Total distributions	(0.43)	(0.33)

Net asset value, end of period	$12.48	$10.65

Total return (b)	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	4.48%	5.37	%(c)
Net expenses	0.76%	0.75	%(c)
Net investment income (loss)	2.72%	2.26	%(c)
Portfolio turnover rate (d)	39%	38	%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Disciplined Global Equity Portfolio.
(e)	Not annualized.

See accompanying notes to financial statements and financial statements of the Master Portfolio.

6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Fund	Class A Class C Class I Class K	Not commenced Not commenced February 19, 2016 Not commenced	Diversified

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Disciplined Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board. For the period ended December 31, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $161,846.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net

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STATE STREET DISCIPLINED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2017, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined Global Equity Fund	1	75.57%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to distribution re-designations and distributions from underlying funds.

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STATE STREET DISCIPLINED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined Global Equity Fund	$162,042	$8,423	$—	$170,465

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined Global Equity Fund	$100,500	$—	$—	$100,500

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Disciplined Global Equity Fund	$—	$—	$65,413	$766,685	$—	$832,098

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Fund	$4,231,892	$766,685	$—	$766,685

6.	Risks

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

State Street Disciplined Global Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Disciplined Global Equity Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets year and the financial highlights for the year ended December 31, 2017 and the period from February 19, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended December 31, 2017 and the period from February 19, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Fund Class I(b)	0.76%	$1,078.90	$3.98	$1,021.40	$3.87

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2017 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the following Fund during the year ended December 31, 2017:

Amount
State Street Disciplined Global Equity Fund	$8,423

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-800-997-7327.

18

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent of the Fund

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report

December 31, 2017

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Baxter International, Inc.	73,366	1.5%
Texas Instruments, Inc.	70,810	1.4
Hitachi, Ltd.	70,138	1.4
Mitsui & Co., Ltd.	69,930	1.4
Cummins, Inc.	69,420	1.4
TOTAL	353,664	7.1%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017

% of Net Assets
Insurance	7.0%
Banks	6.4
Health Care Providers & Services	5.1
Electric Utilities	4.7
Diversified Telecommunication Services	4.7
Pharmaceuticals	4.3
Health Care Equipment & Supplies	4.2
Multi-Utilities	3.8
Electronic Equipment, Instruments & Components	3.8
Construction & Engineering	2.8
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.6
Real Estate Investment Trusts (REITs)	2.6
Hotels, Restaurants & Leisure	2.4
Automobiles	2.4
Technology Hardware, Storage & Peripherals	2.3
Beverages	2.3
Aerospace & Defense	2.3
Trading Companies & Distributors	2.3
Communications Equipment	1.8
Food Products	1.8
Tobacco	1.8
Household Durables	1.8
Unknown I3	1.6
Commercial Services & Supplies	1.5
Life Sciences Tools & Services	1.4
Machinery	1.4
Consumer Finance	1.3
Textiles, Apparel & Luxury Goods	1.3
Containers & Packaging	1.2
IT Services	1.2
Air Freight & Logistics	1.1
Mortgage Real Estate Investment Trust (REITs)	1.1
Road & Rail	1.1
Airlines	1.1
Metals & Mining	1.1
Electrical Equipment	1.0
Wireless Telecommunication Services	1.0
Media	0.9
Household Products	0.8
Specialty Retail	0.8
Chemicals	0.8
Software	0.7
Capital Markets	0.6
Industrial Conglomerates	0.5
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.2%
Qantas Airways, Ltd.	6,574	$25,915
South32, Ltd.	11,841	32,322

		58,237

CANADA — 1.8%
BCE, Inc.	859	41,396
TELUS Corp.	1,279	48,610

		90,006

DENMARK — 1.8%
Danske Bank A/S	1,682	65,540
Tryg A/S	982	24,580

		90,120

FRANCE — 1.8%
Peugeot SA	1,992	40,556
Sanofi	544	46,935

		87,491

GERMANY — 0.8%
CECONOMY AG	1,496	22,644
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	17,146

		39,790

HONG KONG — 6.2%
BOC Hong Kong Holdings, Ltd.	12,000	60,788
CLP Holdings, Ltd.	5,000	51,137
Hang Seng Bank, Ltd.	2,100	52,115
Jardine Matheson Holdings, Ltd.	400	24,300
Link REIT	6,500	60,241
Sun Hung Kai Properties, Ltd.	2,000	33,362
WH Group, Ltd. (a)	23,000	25,950

		307,893

ITALY — 1.4%
Enel SpA	11,140	68,624

JAPAN — 17.5%
Central Japan Railway Co.	300	53,742
Daiwa House Industry Co., Ltd.	800	30,729
FUJIFILM Holdings Corp.	900	36,791
Fujitsu, Ltd.	5,000	35,628
Hitachi, Ltd.	9,000	70,138
Japan Airlines Co., Ltd.	800	31,304
Kajima Corp.	5,000	48,113
Kirin Holdings Co., Ltd.	2,400	60,517
Marubeni Corp.	5,900	42,743
Mitsubishi Materials Corp.	600	21,358
Mitsui & Co., Ltd.	4,300	69,930
Mitsui Chemicals, Inc.	1,200	38,615
Nippon Telegraph & Telephone Corp.	1,200	56,469
NTT DOCOMO, Inc.	2,000	47,244
Sekisui Chemical Co., Ltd.	2,300	46,184
Sekisui House, Ltd.	2,600	46,980
Suzuki Motor Corp.	500	29,001
Taisei Corp.	1,200	59,760
Toyota Motor Corp.	800	51,224

		876,470

NETHERLANDS — 0.7%
NN Group NV	854	37,041

NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	16,707	43,132

SINGAPORE — 0.6%
Ascendas REIT	6,500	13,230
UOL Group, Ltd.	2,485	16,493

		29,723

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	807	31,610

SWEDEN — 1.1%
Swedish Match AB	1,444	57,002

SWITZERLAND — 3.6%
Sonova Holding AG	246	38,421
Swisscom AG	89	47,354
TE Connectivity, Ltd.	663	63,012
Zurich Insurance Group AG	100	30,436

		179,223

UNITED KINGDOM — 0.9%
Direct Line Insurance Group PLC	8,421	43,481

UNITED STATES — 58.4%
Abbott Laboratories	1,202	68,598
Agilent Technologies, Inc.	1,021	68,376
AGNC Investment Corp. REIT	2,720	54,917
Allstate Corp.	556	58,219
Altria Group, Inc.	478	34,134
Ameren Corp.	768	45,304
American Express Co.	676	67,134
Annaly Capital Management, Inc. REIT	4,735	56,299
Anthem, Inc.	235	52,877
Apple, Inc.	173	29,277
Avery Dennison Corp.	522	59,957
Bank of New York Mellon Corp.	555	29,892
Baxter International, Inc.	1,135	73,366
Carnival Corp.	849	56,348
CenterPoint Energy, Inc.	1,662	47,134
Cisco Systems, Inc.	834	31,942
Comcast Corp. Class A	1,101	44,095
Corning, Inc.	1,700	54,383
Cummins, Inc.	393	69,420
DTE Energy Co.	492	53,854
Eaton Corp. PLC	659	52,068
Edison International	296	18,719
Eli Lilly & Co.	481	40,625
Entergy Corp.	335	27,266
Everest Re Group, Ltd.	84	18,586
Exelon Corp.	1,239	48,829
Express Scripts Holding Co. (b)	534	39,858
General Dynamics Corp.	121	24,617
Harris Corp.	439	62,184
HCA Healthcare, Inc. (b)	522	45,852
Home Depot, Inc.	221	41,886

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
HP, Inc.	2,260	$47,483
IDEXX Laboratories, Inc. (b)	175	27,367
International Business Machines Corp.	150	23,013
Johnson & Johnson	458	63,992
JPMorgan Chase & Co.	642	68,655
KLA-Tencor Corp.	207	21,750
Lincoln National Corp.	408	31,363
Maxim Integrated Products, Inc.	751	39,262
McDonald’s Corp.	373	64,201
Merck & Co., Inc.	809	45,522
Motorola Solutions, Inc.	684	61,793
PepsiCo, Inc.	473	56,722
Pfizer, Inc.	404	14,633
PNC Financial Services Group, Inc.	476	68,682
PPL Corp.	624	19,313
Principal Financial Group, Inc.	667	47,064
Procter & Gamble Co.	421	38,681
Prudential Financial, Inc.	103	11,843
Public Service Enterprise Group, Inc.	846	43,569
PVH Corp.	466	63,940
Quest Diagnostics, Inc.	580	57,124
Raytheon Co.	155	29,117
Republic Services, Inc.	211	14,266
Synopsys, Inc. (b)	404	34,437
Sysco Corp.	659	40,021
Texas Instruments, Inc.	678	70,810
Torchmark Corp.	401	36,375
Tyson Foods, Inc. Class A	785	63,640
United Parcel Service, Inc. Class B	447	53,260
UnitedHealth Group, Inc.	266	58,642
Wal-Mart Stores, Inc.	654	64,583
Waste Management, Inc.	713	61,531

		2,918,670

TOTAL COMMON STOCKS (Cost $4,242,971)		4,958,513

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $26,452)	26,452	26,452

TOTAL INVESTMENTS — 99.8% (Cost $4,269,423)		4,984,965

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		12,041

NET ASSETS — 100.0%		$4,997,006

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$58,237	$—	$—	$58,237
Canada	90,006	—	—	90,006
Denmark	90,120	—	—	90,120
France	87,491	—	—	87,491
Germany	39,790	—	—	39,790
Hong Kong	307,893	—	—	307,893
Italy	68,624	—	—	68,624
Japan	876,470	—	—	876,470
Netherlands	37,041	—	—	37,041
New Zealand	43,132	—	—	43,132
Singapore	29,723	—	—	29,723

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Spain	$31,610	$—	$—	$31,610
Sweden	57,002	—	—	57,002
Switzerland	179,223	—	—	179,223
United Kingdom	43,481	—	—	43,481
United States	2,918,670	—	—	2,918,670
Short-Term Investment	26,452	—	—	26,452

TOTAL INVESTMENTS	$4,984,965	$—	$—	$4,984,965

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$360,340	$357,673	$—	$—	26,452	$26,452	$257	$—

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$4,958,513
Investments in affiliated issuers, at value	26,452

Total Investments	4,984,965
Foreign currency, at value	3,499
Dividends receivable — unaffiliated issuers	6,739
Dividends receivable — affiliated issuers	21
Receivable from Adviser	1,099
Receivable for foreign taxes recoverable	3,334

TOTAL ASSETS	4,999,657

LIABILITIES
Payable for fund shares repurchased	1,569
Advisory fee payable	1,082

TOTAL LIABILITIES	2,651

NET ASSETS	$4,997,006

NET ASSETS CONSIST OF:
Paid-in Capital	$4,168,280
Undistributed (distribution in excess of) net investment income (loss)	(1,324)
Accumulated net realized gain (loss) on investments and foreign currency transactions	114,328
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	715,542
Foreign currency translations	180

NET ASSETS	$4,997,006

NET ASSET VALUE PER SHARE
Net asset value per share	$12.47

Shares outstanding (unlimited amount authorized, no par value)	400,848

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,242,971
Investments in affiliated issuers	26,452

Total cost of investments	$4,269,423

Foreign currency, at cost	$3,449

See accompanying notes to financial statements.

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SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$91,000
Dividend income — affiliated issuers	257
Foreign taxes withheld	(1,592)

TOTAL INVESTMENT INCOME (LOSS)	89,665

EXPENSES
Advisory fee	6,174
Trustees’ fees and expenses	34
Miscellaneous expenses	9

TOTAL EXPENSES	6,217

Expenses waived/reimbursed by the Adviser	(6,217)

NET EXPENSES	—

NET INVESTMENT INCOME (LOSS)	89,665

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	115,206
Foreign currency transactions	443

Net realized gain (loss)	115,649

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	175,501
Foreign currency translations	(43)

Net change in unrealized appreciation/depreciation	175,458

NET REALIZED AND UNREALIZED GAIN (LOSS)	291,107

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$380,772

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$89,665	$99,295
Net realized gain (loss)	115,649	73,293
Net change in unrealized appreciation/depreciation	175,458	333,980

Net increase (decrease) in net assets resulting from operations	380,772	506,568

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(151,316)	(84,310)
Net realized gains	(60,448)	(30,762)

Total distributions to shareholders	(211,764)	(115,072)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	198,522	1,071,399
Reinvestment of distributions	211,764	115,072
Cost of shares redeemed	(213,194)	(217,386)

Net increase (decrease) in net assets from beneficial interest transactions	197,092	969,085

Net increase (decrease) in net assets during the period	366,100	1,360,581

Net assets at beginning of period	4,630,906	3,270,325

NET ASSETS AT END OF PERIOD	$4,997,006	$4,630,906

Undistributed (distribution in excess of) net investment income (loss)	$(1,324)	$60,327

SHARES OF BENEFICIAL INTEREST:
Shares sold	15,848	93,862
Reinvestment of distributions	17,050	10,805
Shares redeemed	(17,017)	(19,900)

Net increase (decrease)	15,881	84,767

See accompanying notes to financial statements.

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SSGA ACTIVE TRUST

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17		For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.03		$10.89		$10.00

Net investment income (loss) (a)	0.23		0.31		0.15
Net realized and unrealized gain (loss)	0.74		1.21		0.74

Total from investment operations	0.97		1.52		0.89

Net investment income	(0.38)		(0.28)		—
Net realized gains	(0.15)		(0.10)		—

Total distributions	(0.53)		(0.38)		—

Net asset value, end of period	$12.47		$12.03		$10.89

Total return (b)	8.13	%(c)	14.43%		8.90	%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,997		$4,631		$3,270
Ratios to average net assets:
Total expenses	0.25	%(d)	0.33%		0.27	%(d)
Net expenses	0.00	%(d)(e)	0.00	%(e)	0.00	%(d)
Net investment income (loss)	3.63	%(d)	2.75%		4.00	%(d)
Portfolio turnover rate	24	%(c)	30%		21	%(c)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of twelve (12) series each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):

Portfolio	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 19, 2016	Diversified

The Portfolio serves as a master fund in a master-feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory	Fee

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2019 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Disciplined Global Equity Fund (the “Feeder Fund”). The waiver may be terminated only by the Portfolio’s Board. The Adviser pays all expenses of the Portfolio other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. For the period ended December 31, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $6,217.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$1,210,891	$1,155,134

6.	Income Tax Information

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$4,270,246	$762,152	$47,433	$714,719

7.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated Funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

8.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.

12

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

13

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00%	$1,081.30	$0.00	$1,025.20	$0.00

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2017, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Disciplined Global Equity Portfolio, an operational series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its seniorpersonnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.

Investment Performance

The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period. In addition, the Board

15

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

considered that although the Fund underperformed its benchmark index since inception, its performance was not significantly below the benchmark index and also noted the Fund’s performance information was limited due to the short time period since the Fund’s inception. The Trustees also considered management’s explanation of those factors that contributed to the Fund’s underperformance and steps being taken in response to such factors.

Profits Realized by Adviser

The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.

Fees Charged to Comparable Funds

The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser shared the economies of scale with respect to the Fund by way of the relatively low fee structure of the Trust.

16

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money

Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Annual Report

30 June 2017

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

Annual Report

June 30, 2017

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Disciplined Global Equity Fund Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Portfolio was 14.43%, and the Index was 18.20% (Net). The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Global equity markets accelerated higher through the third quarter of 2016, while the VIX declined substantially from the post-Brexit high. Collectively, rising crude oil prices and incrementally positive economic releases drove risk sentiment higher. The Portfolio’s lower risk positioning faced a strong head wind on performance as the market reverted to favoring higher beta and higher risk securities. Overall stock selection performance was rather muted as shifts in sentiment and interest rates concerns dominated market dynamics. As a result, the portfolio’s allocation effect was negatively impacted as it was overweight the utilities sector and underweight the financials sector relative to the Index. Diminishing risk aversion saw investors rotating into riskier technology names at the expense of the more defensive health care and consumer staples stocks that were owned by the Portfolio. The health care sector also faced additional pressure from concerns on the rising regulatory and government pricing interference on the sector.

Portfolio positioning into the fourth quarter of 2016 continued to reflect the long term challenges in the global economic recovery, with low allocations to the cyclical industries and the financials sector. However, global equity investors accelerated their rotation into cyclicals after the U.S. elections. The Portfolio was negatively affected by the performance of the financials sector, relative to the Index, as this segment of the market rallied heavily on a more hawkish rate outlook and a sharp steepening in yield curves. Financials were also perceived to benefit from a more benign regulatory environment envisaged under the Trump administration. In addition, lower allocations to energy companies and an emphasis on telecommunication services hurt overall performance for the quarter relative to the Index.

Equity markets ushered in 2017 on a cautiously positive note. However, reflationary market trends and positive sentiment quickly picked up and drove global equity indices to new highs. The Portfolio added value in each of the months during the first quarter, but was particularly successful during February. An overweight in health care, an increase in exposure to banks, and a significant underweight in energy, relative to the Index, provided a boost to performance during the first quarter of 2017.

During April and May 2017, general market sentiment was helped by the unwinding of Eurozone political risk fears, however the materials and energy sectors performed poorly as commodities and oil slumped on China deleveraging and risks to oil production cuts. The Portfolio made relative gains during this period in the energy, health care, and financials sectors from both an allocation and stock selection effect. However performance was hurt by poor stock selection within the information technology and consumer discretionary sectors. As the second quarter of 2017 came to a close, enthusiasm for the current market environment was still positive, although a dip in oil and a rotation away from technology stocks did provide a slight setback. In June, the Portfolio made most of its gains from stock selection within the Information Technology and Industrials sectors, however the portfolio’s significant underweight in Information Technology also contributed to performance against the Index.

In summary, the “risk on” rally which was sustained through the second half of 2016 benefitted pro-cyclical, higher beta equities which negatively impacted the Portfolio’s performance as it was more defensively positioned, relative to the Index. Although, relative to the Index, the Portfolio’s positioning started to pay off during the first half of 2017, it was not enough to offset the losses incurred earlier on.

On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis were Quest Diagnostics Inc., Peugeot SA, and NetApp, Inc. The top negative contributors to the Fund’s performance on an absolute basis were DaVita, Inc.*, Astellas Pharma, Inc., and Express Scripts Holding Co.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*	The security was not held by the Portfolio as of June 30, 2017 and is therefore not included in the Schedule of Investments.

1

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO —

PERFORMANCE SUMMARY (UNAUDITED )

The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio and the market return is based on the market price per share of the Portfolio. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Portfolio are listed for trading, as of the time that the Portfolio’s NAV is calculated. Since shares of the Portfolio did not trade in the secondary market until one day after the Portfolio’s inception, for the period from inception to the first day of secondary market trading in shares of the Portfolio (2/18/16, 2/19/16, respectively), the NAV of the Portfolio is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index (USD) (Net)	Net Asset Value	Market Value	MSCI World Index (USD) (Net)
ONE YEAR	14.43%	N/A	18.20%	14.43%	N/A	18.20%
SINCE INCEPTION (1)	24.62%	N/A	27.88%	17.47%	N/A	19.77%

(1)	For the period February 18, 2016 to June 30, 2017.

MSCI World Index

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. The total expense ratio for State Street Disciplined Global Equity Portfolio as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 is 0.25%.

2

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO —

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

3

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO —

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of June 30, 2017

DESCRIPTION	BAXTER INTERNATIONAL, INC.	QUEST DIAGNOSTICS, INC.	AGILENT TECHNOLOGIES, INC.	ENEL SpA	ABBOTT LABORATORIES
MARKET VALUE	$68,713	64,473	60,555	59,641	58,429
% OF NET ASSETS	1.5	1.4	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017*

Industry	Percent of Net Assets
Electric Utilities	8.2%
Health Care Providers & Services	7.1
Insurance	6.0
Health Care Equipment & Supplies	5.7
Diversified Telecommunication Services	5.6
Pharmaceuticals	5.6
Banks	5.2
Multi-Utilities	4.5
Food & Staples Retailing	3.5
Electronic Equipment, Instruments & Components	3.3
Automobiles	3.0
Commercial Services & Supplies	2.4
Household Products	2.3
Airlines	2.2
Beverages	2.2
Real Estate Investment Trusts (REITs)	2.2
Food Products	2.1
Electrical Equipment	2.0
Tobacco	1.9
Media	1.8
Construction & Engineering	1.7
Communications Equipment	1.6

Industry	Percent of Net Assets
Semiconductors & Semiconductor Equipment	1.5%
Technology Hardware, Storage & Peripherals	1.4
Auto Components	1.3
IT Services	1.3
Life Sciences Tools & Services	1.3
Aerospace & Defense	1.1
Real Estate Management & Development	1.1
Road & Rail	1.1
Containers & Packaging	1.0
Industrial Conglomerates	1.0
Machinery	1.0
Metals & Mining	1.0
Consumer Finance	0.9
Household Durables	0.9
Mortgage Real Estate Investment	0.9
Trading Companies & Distributors	0.8
Building Products	0.6
Software	0.6
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

4

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.3%
Qantas Airways, Ltd.	6,574	$28,844
Telstra Corp., Ltd.	9,964	32,864

		61,708

CANADA — 3.3%
BCE, Inc.	859	38,627
Metro, Inc.	802	26,357
Shaw Communications, Inc. Class B	1,954	42,565
TELUS Corp.	1,279	44,091

		151,640

DENMARK — 1.4%
Danske Bank A/S	548	21,050
Vestas Wind Systems A/S	468	43,147

		64,197

FRANCE — 2.0%
Peugeot SA	1,992	39,680
Sanofi	544	51,970

		91,650

GERMANY — 2.7%
Fresenius SE & Co. KGaA	280	23,971
METRO AG	1,496	50,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	15,908
RWE AG (a)	1,673	33,287

		123,595

HONG KONG — 7.9%
BOC Hong Kong Holdings, Ltd.	12,000	57,414
CK Hutchison Holdings, Ltd.	1,500	18,831
CLP Holdings, Ltd.	5,000	52,905
Hang Seng Bank, Ltd.	2,100	43,929
Jardine Matheson Holdings, Ltd.	400	25,680
Link REIT	6,500	49,459
Power Assets Holdings, Ltd.	3,500	30,913
Sun Hung Kai Properties, Ltd.	2,000	29,386
WH Group, Ltd. (b)	57,000	57,537

		366,054

ITALY — 1.3%
Enel SpA	11,140	59,641

JAPAN — 14.4%
Asahi Glass Co., Ltd.	600	25,258
Astellas Pharma, Inc.	2,500	30,583
Bridgestone Corp.	700	30,153
Central Japan Railway Co.	300	48,887
Daiichi Sankyo Co., Ltd.	1,500	35,337
Fujitsu, Ltd.	5,000	36,837
Hitachi, Ltd.	9,000	55,221
Hoya Corp.	600	31,148
Kirin Holdings Co., Ltd.	2,400	48,893
Marubeni Corp.	5,900	38,112
Mitsubishi Materials Corp.	600	18,156
Nippon Telegraph & Telephone Corp.	1,100	51,985
Sekisui Chemical Co., Ltd.	2,300	41,165
Sumitomo Rubber Industries, Ltd.	1,900	32,061
Suzuki Motor Corp.	1,200	56,924
Taisei Corp.	5,000	45,657
Toyota Motor Corp.	800	41,958

		668,335

NETHERLANDS — 0.9%
Koninklijke Ahold Delhaize NV	2,135	40,763

NEW ZEALAND — 1.0%
Spark New Zealand, Ltd.	16,707	46,240

NORWAY — 0.6%
Norsk Hydro ASA	5,426	29,978

SINGAPORE — 1.1%
Ascendas REIT	6,500	12,322
Singapore Airlines, Ltd.	2,400	17,640
UOL Group, Ltd.	3,785	21,002

		50,964

SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA	791	30,516

SWEDEN — 1.1%
Swedish Match AB	1,444	50,795

SWITZERLAND — 2.8%
Sonova Holding AG	246	39,996
Swisscom AG	89	43,002
TE Connectivity, Ltd.	571	44,926

		127,924

UNITED KINGDOM — 0.8%
Direct Line Insurance Group PLC	8,421	38,875

UNITED STATES — 55.6%
Abbott Laboratories	1,202	58,429
Agilent Technologies, Inc.	1,021	60,555
AGNC Investment Corp. REIT	1,953	41,579
Allstate Corp.	556	49,173
Altria Group, Inc.	478	35,597
Ameren Corp.	768	41,987
American Electric Power Co., Inc.	520	36,124
American Express Co.	471	39,677
Annaly Capital Management, Inc. REIT	3,380	40,729
Anthem, Inc.	235	44,211
Avery Dennison Corp.	522	46,129
Axis Capital Holdings, Ltd.	669	43,258
Baxter International, Inc.	1,135	68,713
Cardinal Health, Inc.	391	30,467
CenterPoint Energy, Inc.	1,662	45,506
Cintas Corp.	366	46,131
Cisco Systems, Inc.	834	26,104
Colgate-Palmolive Co.	229	16,976
Comcast Corp. Class A	1,101	42,851
Corning, Inc.	1,700	51,085
Cummins, Inc.	293	47,530
Delta Air Lines, Inc.	481	25,849
DTE Energy Co.	492	52,049
Eaton Corp. PLC	659	51,290
Edison International	520	40,659
Eli Lilly & Co.	330	27,159
Entergy Corp.	494	37,924

See accompanying notes to financial statements.

5

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Everest Re Group, Ltd.	202	$51,427
Exelon Corp.	1,239	44,691
Express Scripts Holding Co. (a)	534	34,091
General Dynamics Corp.	121	23,970
HCA Healthcare, Inc. (a)	522	45,518
Hologic, Inc. (a)	824	37,393
HP, Inc.	1,887	32,985
IDEXX Laboratories, Inc. (a)	175	28,248
International Business Machines Corp.	150	23,074
Johnson & Johnson	386	51,064
JPMorgan Chase & Co.	589	53,835
Kimberly-Clark Corp.	384	49,578
KLA-Tencor Corp.	207	18,943
Lincoln National Corp.	408	27,573
McKesson Corp.	123	20,238
Merck & Co., Inc.	809	51,849
Motorola Solutions, Inc.	535	46,406
NetApp, Inc.	800	32,040
PepsiCo, Inc.	473	54,627
Pfizer, Inc.	404	13,570
Pinnacle West Capital Corp.	614	52,288
PNC Financial Services Group, Inc.	196	24,474
PPL Corp.	624	24,124
Principal Financial Group, Inc.	667	42,735
Procter & Gamble Co.	421	36,690
Prudential Financial, Inc.	103	11,138
Public Service Enterprise Group, Inc.	846	36,386
Quest Diagnostics, Inc.	580	64,473
Raytheon Co.	155	25,029
Republic Services, Inc.	211	13,447
Southwest Airlines Co.	503	31,256
Synopsys, Inc. (a)	404	29,464
Sysco Corp.	659	33,167
Texas Instruments, Inc.	678	52,159
Tyson Foods, Inc. Class A	599	37,515
UnitedHealth Group, Inc.	266	49,322
Universal Health Services, Inc. Class B	141	17,213
US Bancorp	808	41,951
Wal-Mart Stores, Inc.	164	12,412
Waste Management, Inc.	713	52,299

		2,576,403

TOTAL COMMON STOCKS (Cost $4,039,203)		4,579,278

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (a) (Cost $665)	791	631

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $23,785)	23,785	23,785

TOTAL INVESTMENTS — 99.4% (Cost $4,063,653)		4,603,694
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		27,212

NET ASSETS — 100.0%		$4,630,906

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.2% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$61,708	$—	$—	$61,708
Canada	151,640	—	—	151,640
Denmark	64,197	—	—	64,197
France	91,650	—	—	91,650
Germany	123,595	—	—	123,595
Hong Kong	366,054	—	—	366,054
Italy	59,641	—	—	59,641
Japan	668,335	—	—	668,335
Netherlands	40,763	—	—	40,763

See accompanying notes to financial statements.

6

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$46,240	$—	$—	$46,240
Norway	29,978	—	—	29,978
Singapore	50,964	—	—	50,964
Spain	30,516	—	—	30,516
Sweden	50,795	—	—	50,795
Switzerland	127,924	—	—	127,924
United Kingdom	38,875	—	—	38,875
United States	2,576,403	—	—	2,576,403
Rights
Spain	631	—	—	631
Short-Term Investment	23,785	—	—	23,785

TOTAL INVESTMENTS	$4,603,694	$—	$—	$4,603,694

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	34,046	$34,046	103,466	137,512	—	$—	$32	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	517,282	493,497	23,785	23,785	86	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	625,675	625,675	—	—	105	—

Total		$34,046				$23,785	$223	$—

See accompanying notes to financial statements.

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STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$4,579,909
Investments in affiliated issuers, at value (Note 2)	23,785

Total Investments	4,603,694
Foreign currency, at value	14,680
Dividends receivable — unaffiliated issuers (Note 2)	9,445
Dividends receivable — affiliated issuers (Note 2)	36
Receivable from Adviser (Note 3)	1,197
Receivable for foreign taxes recoverable	2,804

TOTAL ASSETS	4,631,856

LIABILITIES
Advisory fee payable (Note 3)	948
Trustees’ fees and expenses payable (Note 4)	2

TOTAL LIABILITIES	950

NET ASSETS	$4,630,906

NET ASSETS CONSIST OF:
Paid-in Capital	$3,971,188
Undistributed (distribution in excess of) net investment income (loss)	60,327
Accumulated net realized gain (loss) on investments and foreign currency transactions	59,127
Net unrealized appreciation (depreciation) on:
Investments	540,041
Foreign currency transactions	223

NET ASSETS	$4,630,906

NET ASSET VALUE PER SHARE
Net asset value per share	$12.03

Shares outstanding (unlimited amount authorized, no par value)	384,967

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,039,868
Investments in affiliated issuers	23,785

Total cost of investments	$4,063,653

Foreign currency, at cost	$14,534

See accompanying notes to financial statements.

8

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2017

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$104,713
Dividend income — affiliated issuers (Note 2)	223
Foreign taxes withheld	(5,610)

TOTAL INVESTMENT INCOME (LOSS)	99,326

EXPENSES
Advisory fee (Note 3)	9,037
Trustees’ fee (Note 4)	62
Redemption facility fee	2,583
Miscellaneous expenses	398

TOTAL EXPENSES	12,080

Expenses waived/reimbursed by the Adviser (Note 3)	(12,049)

NET EXPENSES	31

NET INVESTMENT INCOME (LOSS)	99,295

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	74,426
Foreign currency transactions	(1,133)

Net realized gain (loss)	73,293

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	333,314
Foreign currency transactions	666

Net change in unrealized appreciation/depreciation	333,980

NET REALIZED AND UNREALIZED GAIN (LOSS)	407,273

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$506,568

See accompanying notes to financial statements.

9

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/17	For the Period 2/18/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,295	$45,676
Net realized gain (loss)	73,293	16,262
Net change in unrealized appreciation/depreciation	333,980	206,284

Net increase (decrease) in net assets resulting from operations	506,568	268,222

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(84,310)	—
Net realized gains	(30,762)	—

Total distributions to shareholders	(115,072)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,071,399	3,036,146
Reinvestment of distributions	115,072	—
Cost of shares redeemed	(217,386)	(34,043)

Net increase (decrease) in net assets from beneficial interest transactions	969,085	3,002,103

Net increase (decrease) in net assets during the period	1,360,581	3,270,325

Net assets at beginning of period	3,270,325	—

NET ASSETS AT END OF PERIOD	$4,630,906	$3,270,325

Undistributed (distribution in excess of) net investment income (loss)	$60,327	$46,475

SHARES OF BENEFICIAL INTEREST:
Shares sold	93,862	303,384
Reinvestment of distributions	10,805	—
Shares redeemed	(19,900)	(3,184)

Net increase (decrease)	84,767	300,200

*	Inception date.

See accompanying notes to financial statements.

10

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 6/30/17		For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31		0.15
Net realized and unrealized gain (loss)	1.21		0.74

Total from investment operations	1.52		0.89

Distributions to shareholders from:
Net investment income	(0.28)		—
Net realized gains	(0.10)		—

Total distributions	(0.38)		—
Net asset value, end of period	$12.03		$10.89

Total return (b)	14.43%		8.90	%(c)

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,631		$3,270
Ratios to average net assets:
Total expenses	0.33%		0.27	%(d)
Net expenses	0.00	%(e)	—	%(d)
Net investment income (loss)	2.75%		4.00	%(d)
Portfolio turnover rate	30%		21	%(c)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of twelve (12) series and corresponding classes, each of which have the same rights and privileges, including voting rights, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):

Fund	Inception Date	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 18, 2016	February 19, 2016	Diversified

The Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

12

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2018 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Disciplined Global Equity Fund (the “Feeder Fund”). The waiver may be terminated only by the Portfolio’s Board. The Adviser pays all expenses of the Portfolio other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. For the period ended June 30, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $12,049.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

14

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017, were:

	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$2,064,436	$1,093,247

6.	Income Tax Information

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currency transactions, wash sales, REITs and passive foreign investment companies.

The tax character of distributions paid during the period ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined Global Equity Portfolio	$115,072	$—	$—	$115,072

At June 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses	Total
State Street Disciplined Global Equity Portfolio	$96,161	$—	$24,400	$539,157	$—	$659,718

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$4,064,760	$596,540	$57,606	$538,934

15

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

7.	Line of Credit

Effective October 13, 2016, the Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

8.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SSGA Active Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Disciplined Global Equity Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust) as of June 30, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian, brokers and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Disciplined Global Equity Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2017

17

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio		Ending Account Value	Expenses Paid During Period(a)		Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00	%(b)	$1,127.50	$0.00	(c)	$1,024.80	$0.00	(c)

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Amount is less than 0.005%.
(c)	Amount is less than $0.005.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2017.

Dividends Received Deduction

The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the

18

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

19

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During The Past 5 Years
Independent Trustees

Frank Nesvet C/O Ssga Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	179	None.
David M. Kelly c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
Bonny Eugenia Boatman c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	179	None.
Dwight D. Churchill c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	179	Affiliated Managers Group, Inc. (Director).
Carl G. Verboncoeur c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	179	The Motley Fool Funds Trust (Trustee).
Interested Trustee
James E. Ross* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	255	None.

20

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Fund Management, Inc. serves as investment adviser.
*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM 0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,.**

21

SSGA ACTIVE TRUST

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers: (continued)
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-800-997-7327.

22

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money

Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SSIITDISCGBLAR

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

State Street Disciplined U.S. Equity Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Disciplined International Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class I shares was 25.20%, and the Index was 25.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s defensive positioning, sector allocation and stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. A strong global equity market was generally supportive of strong investors’ risk sentiments. High risk/high beta stocks led the market rally through the period. The Fund’s defensive posture, with higher allocation to lower risk securities, detracted from performance relative to the Index. Similarly, the Fund’s overweight of defensive sectors – Health Care, Real Estate and Telecommunication, and underweight of best performing Information Technology detracted from the Fund’s relative performance. The Fund’s stock selection performance added value, which more than offset the performance lag from the defensive and sector positioning.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lonza Group, Sika AG and Qantas Airways. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Telstra, Orion Oyj and Centrica PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Disciplined International Equity Fund Class I	25.20%	14.79%
MSCI EAFE Net Dividend Index (1)	25.03%	18.77%

*	Inception date is February 18, 2016.
(1)	The MSCI EAFE Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index returns are net of dividend withholding taxes.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

2

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	100.6%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Industrials	24.2%
Financials	18.9
Health Care	13.5
Materials	9.7
Real Estate	8.7
Telecommunication Services	7.3
Information Technology	6.0
Consumer Discretionary	4.1
Utilities	3.4
Consumer Staples	3.1
Energy	1.7
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

STATE STREET DISCIPLINED U.S. EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Disciplined U.S. Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the Russell 1000 Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class I shares was 20.22%, and the Index was 21.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s defensive positioning, sector allocation and stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. A strong global equity market was generally supportive of strong investors’ risk sentiments. High risk/high beta stocks led the market rally through the period. The Fund’s defensive posture, with higher allocation to lower risk securities, faced a significant headwind on relative performance. The Fund’s overweight of defensive sectors – Utilities and Consumer Staples detracted from the Fund’s performance relative to the Index. This was offset by an underweight to Energy that contributed to the Fund’s performance. The Fund’s underweight to the well performing Information Technology sector detracted both from a sector and stock selection perspective.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple Inc., Spirit AeroSystems Holdings Inc. and Agilent Technologies, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Target Corporation, Kroger Co., and Verizon Communications Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

4

STATE STREET DISCIPLINED U.S. EQUITY FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Disciplined U.S. Equity Fund Class I	20.22%	18.39%
Russell 1000 Index(1)	21.69%	22.32%

*	Inception date is February 18, 2016.
(1)	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 90% of the U.S. market. Index returns are net of dividend withholding taxes.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

5

STATE STREET DISCIPLINED U.S. EQUITY FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	100.7%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Sector Breakdown as of December 31, 2017

% of Net Assets
Industrials	18.2%
Health Care	17.4
Information Technology	16.6
Financials	16.0
Consumer Staples	11.1
Consumer Discretionary	10.8
Utilities	9.4
Energy	0.6
Materials	0.6
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 100.6%
AUSTRALIA — 12.1%
AGL Energy, Ltd.	1,913	$36,449
Caltex Australia, Ltd.	848	22,584
CIMIC Group, Ltd.	1,241	49,940
Cochlear, Ltd.	337	45,133
GPT Group REIT	5,504	21,998
Macquarie Group, Ltd.	621	48,392
Mirvac Group REIT	24,763	45,516
Qantas Airways, Ltd.	10,558	41,620
South32, Ltd.	17,065	46,582
Stockland REIT	13,540	47,445
Telstra Corp., Ltd.	9,913	28,145

		433,804

DENMARK — 4.0%
Danske Bank A/S	1,149	44,771
Novo Nordisk A/S Class B	954	51,467
Tryg A/S	1,993	49,886

		146,124

FINLAND — 2.3%
Orion Oyj Class B	760	28,364
Stora Enso Oyj Class R	3,503	55,608

		83,972

FRANCE — 4.7%
Eutelsat Communications SA	1,178	27,294
Gecina SA REIT	229	42,320
Sanofi	493	42,535
Vinci SA	549	56,134

		168,283

GERMANY — 3.8%
CECONOMY AG	1,312	19,859
Deutsche Post AG	1,259	60,094
METRO AG (a)	1,312	26,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138	29,952

		136,136

HONG KONG — 8.4%
BOC Hong Kong Holdings, Ltd.	10,000	50,657
CLP Holdings, Ltd.	3,500	35,796
Hang Seng Bank, Ltd.	2,200	54,597
Jardine Matheson Holdings, Ltd.	400	24,300
Link REIT	5,500	50,973
Sun Hung Kai Properties, Ltd.	3,000	50,043
WH Group, Ltd. (b)	31,500	35,540

		301,906

JAPAN — 32.7%
Asahi Kasei Corp.	3,000	38,708
Canon, Inc.	1,300	48,469
Central Japan Railway Co.	200	35,828
Daito Trust Construction Co., Ltd.	200	40,790
Denso Corp.	400	24,014
FUJIFILM Holdings Corp.	900	36,791
Fujitsu, Ltd.	6,000	42,754
Hitachi, Ltd.	7,000	54,552
Hoya Corp.	600	29,976
ITOCHU Corp.	2,200	41,071
Japan Airlines Co., Ltd.	1,300	50,869
JXTG Holdings, Inc.	2,550	16,457
Kajima Corp.	3,000	28,868
Kuraray Co., Ltd.	1,600	30,196
Marubeni Corp.	6,200	44,916
Mitsubishi Chemical Holdings Corp.	3,200	35,125
Mitsubishi Corp.	900	24,871
Mitsui & Co., Ltd.	2,500	40,657
Mitsui Chemicals, Inc.	1,600	51,487
Nippon Express Co., Ltd.	800	53,191
Nippon Telegraph & Telephone Corp.	900	42,352
NTT DOCOMO, Inc.	1,900	44,881
Obayashi Corp.	2,800	33,903
Seiko Epson Corp.	1,400	33,046
Shionogi & Co., Ltd.	700	37,886
Sumitomo Chemical Co., Ltd.	7,000	50,333
Sumitomo Electric Industries, Ltd.	2,800	47,350
Taisei Corp.	800	39,840
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,968
West Japan Railway Co.	700	51,122

		1,174,271

NETHERLANDS — 2.5%
ABN AMRO Group NV (b)	1,543	49,841
NN Group NV	913	39,600

		89,441

NORWAY — 2.4%
DNB ASA	1,909	35,499
Telenor ASA	2,336	50,237

		85,736

SINGAPORE — 4.6%
CapitaLand Commercial Trust	9,800	14,153
ComfortDelGro Corp., Ltd.	17,500	25,928
Oversea-Chinese Banking Corp., Ltd.	5,400	50,064
StarHub, Ltd.	21,700	46,277
United Overseas Bank, Ltd.	1,526	30,203

		166,625

SPAIN — 4.4%
ACS Actividades de Construccion y Servicios SA	1,294	50,686
Aena SME SA (b)	221	44,849
Enagas SA	803	23,016
Endesa SA	1,796	38,507

		157,058

SWEDEN — 2.1%
Nordea Bank AB	2,159	26,185
Swedish Match AB	1,261	49,778

		75,963

SWITZERLAND — 12.2%
ABB, Ltd.	828	22,193
Adecco Group AG	641	49,037
Baloise Holding AG	300	46,701

See accompanying notes to financial statements.

7

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Lonza Group AG (a)	207	$55,929
Novartis AG	564	47,690
Roche Holding AG	188	47,555
Sika AG	5	39,713
Sonova Holding AG	276	43,106
Swisscom AG	94	50,014
Zurich Insurance Group AG	119	36,219

		438,157

UNITED KINGDOM — 4.4%
Centrica PLC	5,584	10,371
Direct Line Insurance Group PLC	7,160	36,970
Kingfisher PLC	6,474	29,575
Lloyds Banking Group PLC	51,550	47,461
Smith & Nephew PLC	1,877	32,704

		157,081

TOTAL COMMON STOCKS (Cost $3,159,737)		3,614,557

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $7,213)	7,213	7,213

TOTAL INVESTMENTS — 100.8% (Cost $3,166,950)		3,621,770

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(29,545)

NET ASSETS — 100.0%		$3,592,225

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$433,804	$—	$—	$433,804
Denmark	146,124	—	—	146,124
Finland	83,972	—	—	83,972
France	168,283	—	—	168,283
Germany	136,136	—	—	136,136
Hong Kong	301,906	—	—	301,906
Japan	1,174,271	—	—	1,174,271
Netherlands	89,441	—	—	89,441
Norway	85,736	—	—	85,736
Singapore	166,625	—	—	166,625
Spain	157,058	—	—	157,058
Sweden	75,963	—	—	75,963
Switzerland	438,157	—	—	438,157

See accompanying notes to financial statements.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United Kingdom	$157,081	$—	$—	$157,081
Short-Term Investment	7,213	—	—	7,213

TOTAL INVESTMENTS	$3,621,770	$—	$—	$3,621,770

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$215,190	$207,977	$—	$—	7,213	$7,213	$124	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	110,555	110,555	—	—	—	—	33	—

Total		$—	$325,745	$318,532	$—	$—		$7,213	$157	$—

See accompanying notes to financial statements.

9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 100.7%
AEROSPACE & DEFENSE — 8.3%
General Dynamics Corp.	308	$62,663
Harris Corp.	131	18,556
Huntington Ingalls Industries, Inc.	197	46,433
Lockheed Martin Corp.	157	50,405
Raytheon Co.	226	42,454
Spirit AeroSystems Holdings, Inc. Class A	748	65,263
United Technologies Corp.	211	26,917

		312,691

AIR FREIGHT & LOGISTICS — 0.5%
United Parcel Service, Inc. Class B	149	17,753

BANKS — 4.8%
Bank of America Corp.	704	20,782
Citigroup, Inc.	546	40,628
JPMorgan Chase & Co.	593	63,416
PNC Financial Services Group, Inc.	391	56,417

		181,243

BEVERAGES — 2.2%
Coca-Cola Co.	827	37,943
PepsiCo, Inc.	391	46,888

		84,831

BIOTECHNOLOGY — 1.1%
Amgen, Inc.	240	41,736

CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp.	664	35,763
S&P Global, Inc.	208	35,235

		70,998

COMMERCIAL SERVICES & SUPPLIES — 4.0%
KAR Auction Services, Inc.	750	37,883
Republic Services, Inc.	734	49,626
Waste Management, Inc.	738	63,689

		151,198

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	1,614	61,816
Motorola Solutions, Inc.	520	46,977

		108,793

CONSUMER FINANCE — 1.2%
American Express Co.	448	44,491

CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	193	22,168

DIVERSIFIED CONSUMER SERVICES — 0.8%
H&R Block, Inc.	1,128	29,576

ELECTRIC UTILITIES — 5.1%
American Electric Power Co., Inc.	543	39,948
Exelon Corp.	1,351	53,243
Pinnacle West Capital Corp.	582	49,575
PPL Corp.	1,098	33,983
Xcel Energy, Inc.	363	17,464

		194,213

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Corning, Inc.	1,472	47,089
TE Connectivity, Ltd.	577	54,838

		101,927

FOOD & STAPLES RETAILING — 3.1%
Sysco Corp.	886	53,807
Wal-Mart Stores, Inc.	644	63,595

		117,402

FOOD PRODUCTS — 1.6%
Tyson Foods, Inc. Class A	725	58,776

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	809	46,169
Baxter International, Inc.	1,026	66,321

		112,490

HEALTH CARE PROVIDERS & SERVICES — 4.2%
Express Scripts Holding Co. (a)	444	33,140
HCA Healthcare, Inc. (a)	392	34,433
Quest Diagnostics, Inc.	269	26,494
UnitedHealth Group, Inc.	289	63,713

		157,780

HOTELS, RESTAURANTS & LEISURE — 3.9%
Carnival Corp.	747	49,578
Darden Restaurants, Inc.	580	55,692
McDonald’s Corp.	250	43,030

		148,300

HOUSEHOLD PRODUCTS — 2.6%
Kimberly-Clark Corp.	343	41,386
Procter & Gamble Co.	605	55,588

		96,974

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	191	44,955
Honeywell International, Inc.	263	40,334

		85,289

INSURANCE — 5.6%
Allstate Corp.	613	64,187
Everest Re Group, Ltd.	97	21,462
Hartford Financial Services Group, Inc.	469	26,396
Marsh & McLennan Cos., Inc.	449	36,544
Principal Financial Group, Inc.	250	17,640
Travelers Cos., Inc.	337	45,711

		211,940

IT SERVICES — 4.1%
Accenture PLC Class A	271	41,487
Amdocs, Ltd.	545	35,686

See accompanying notes to financial statements.

10

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	360	$32,609
International Business Machines Corp.	297	45,566

		155,348

LIFE SCIENCES TOOLS & SERVICES — 4.1%
Agilent Technologies, Inc.	1,033	69,180
PerkinElmer, Inc.	599	43,799
Thermo Fisher Scientific, Inc.	218	41,394

		154,373

MACHINERY — 2.5%
Cummins, Inc.	189	33,385
Illinois Tool Works, Inc.	179	29,866
Stanley Black & Decker, Inc.	194	32,920

		96,171

MEDIA — 2.6%
Comcast Corp. Class A	1,412	56,551
Time Warner, Inc.	451	41,253

		97,804

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
AGNC Investment Corp. REIT	2,234	45,104

MULTI-UTILITIES — 4.3%
Ameren Corp.	289	17,048
CenterPoint Energy, Inc.	1,675	47,503
DTE Energy Co.	444	48,600
Public Service Enterprise Group, Inc.	935	48,153

		161,304

OIL, GAS & CONSUMABLE FUELS — 0.6%
Valero Energy Corp.	255	23,437

PHARMACEUTICALS — 5.0%
Eli Lilly & Co.	533	45,017
Johnson & Johnson	472	65,948
Merck & Co., Inc.	719	40,458
Pfizer, Inc.	1,040	37,669

		189,092

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Annaly Capital Management, Inc. REIT	4,235	50,354

ROAD & RAIL — 0.6%
Union Pacific Corp.	177	23,736

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Intel Corp.	1,234	56,961
Maxim Integrated Products, Inc.	354	18,507
Texas Instruments, Inc.	634	66,215

		141,683

SOFTWARE — 0.6%
Intuit, Inc.	143	22,563

SPECIALTY RETAIL — 2.4%
Best Buy Co., Inc.	642	43,958
Home Depot, Inc.	244	46,245

		90,203

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.	363	61,431
HP, Inc.	1,613	33,889

		95,320

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
PVH Corp.	315	43,221

TOBACCO — 1.6%
Altria Group, Inc.	866	61,842

TOTAL COMMON STOCKS (Cost $3,129,238)		3,802,124

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $8,567)	8,567	8,567

TOTAL INVESTMENTS — 100.9% (Cost $3,137,805)		3,810,691

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(35,456)

NET ASSETS — 100.0%		$3,775,235

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

11

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$312,691	$—	$—	$312,691
Air Freight & Logistics	17,753	—	—	17,753
Banks	181,243	—	—	181,243
Beverages	84,831	—	—	84,831
Biotechnology	41,736	—	—	41,736
Capital Markets	70,998	—	—	70,998
Commercial Services & Supplies	151,198	—	—	151,198
Communications Equipment	108,793	—	—	108,793
Consumer Finance	44,491	—	—	44,491
Containers & Packaging	22,168	—	—	22,168
Diversified Consumer Services	29,576	—	—	29,576
Electric Utilities	194,213	—	—	194,213
Electronic Equipment, Instruments & Components	101,927	—	—	101,927
Food & Staples Retailing	117,402	—	—	117,402
Food Products	58,776	—	—	58,776
Health Care Equipment & Supplies	112,490	—	—	112,490
Health Care Providers & Services	157,780	—	—	157,780
Hotels, Restaurants & Leisure	148,300	—	—	148,300
Household Products	96,974	—	—	96,974
Industrial Conglomerates	85,289	—	—	85,289
Insurance	211,940	—	—	211,940
IT Services	155,348	—	—	155,348
Life Sciences Tools & Services	154,373	—	—	154,373
Machinery	96,171	—	—	96,171
Media	97,804	—	—	97,804
Mortgage Real Estate Investment Trust (REITs)	45,104	—	—	45,104
Multi-Utilities	161,304	—	—	161,304
Oil, Gas & Consumable Fuels	23,437	—	—	23,437
Pharmaceuticals	189,092	—	—	189,092
Real Estate Investment Trusts (REITs)	50,354	—	—	50,354
Road & Rail	23,736	—	—	23,736
Semiconductors & Semiconductor Equipment	141,683	—	—	141,683
Software	22,563	—	—	22,563
Specialty Retail	90,203	—	—	90,203
Technology Hardware, Storage & Peripherals	95,320	—	—	95,320
Textiles, Apparel & Luxury Goods	43,221	—	—	43,221
Tobacco	61,842	—	—	61,842
Short-Term Investment	8,567	—	—	8,567

TOTAL INVESTMENTS	$3,810,691	$—	$—	$3,810,691

See accompanying notes to financial statements.

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$439,990	$431,423	$—	$—	8,567	$8,567	$218	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,233	20,233	90,472	110,705	—	—	—	—	58	—

Total		$20,233	$530,462	$542,128	$—	$—		$8,567	$276	$—

See accompanying notes to financial statements.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
ASSETS
Investments in unaffiliated issuers, at value	$3,614,557	$3,802,124
Investments in affiliated issuers, at value	7,213	8,567

Total Investments	3,621,770	3,810,691
Foreign currency, at value	1,441	—
Dividends receivable — unaffiliated issuers	3,899	7,194
Dividends receivable — affiliated issuers	4	44
Receivable from Adviser	6,772	2,900
Receivable for foreign taxes recoverable	7,985	—

TOTAL ASSETS	3,641,871	3,820,829

LIABILITIES
Advisory fee payable	2,653	2,188
Custodian fees payable	4,650	1,222
Administration fees payable	156	168
Transfer agent fees payable	1,710	1,710
Registration and filing fees payable	23	23
Professional fees payable	24,031	24,036
Printing and postage fees payable	16,423	16,247

TOTAL LIABILITIES	49,646	45,594

NET ASSETS	$3,592,225	$3,775,235

NET ASSETS CONSIST OF:
Paid-in Capital	$2,998,996	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	(11,954)	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	150,015	102,349
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	454,820	672,886
Foreign currency translations	348	—

NET ASSETS	$3,592,225	$3,775,235

Class I
Net Assets	$3,592,225	$3,775,235
Shares Outstanding	300,000	300,000

Net asset value, offering and redemption price per share	$11.97	$12.58

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,159,737	$3,129,238
Investments in affiliated issuers	7,213	8,567

Total cost of investments	$3,166,950	$3,137,805

Foreign currency, at cost	$1,414	$—

See accompanying notes to financial statements.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$107,818	$89,488
Dividend income — affiliated issuers	157	276
Dividend income — non-cash transactions	31,581	—
Foreign taxes withheld	(10,699)	—

TOTAL INVESTMENT INCOME (LOSS)	128,857	89,764

EXPENSES
Advisory fee	29,183	23,876
Administration fees	1,717	1,836
Custodian fees	39,787	14,617
Trustees’ fees and expenses	22,098	22,188
Transfer agent fees	6,170	6,157
Registration and filing fees	28,683	28,681
Professional fees	46,643	46,776
Printing and postage fees	24,520	25,472
Insurance expense	12	12
Miscellaneous expenses	4,884	5,141

TOTAL EXPENSES	203,697	174,756

Expenses waived/reimbursed by the Adviser	(174,503)	(150,869)

NET EXPENSES	29,194	23,887

NET INVESTMENT INCOME (LOSS)	99,663	65,877

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	215,379	220,350
Foreign currency transactions	896	—

Net realized gain (loss)	216,275	220,350

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	438,284	391,737
Foreign currency translations	438	—

Net change in unrealized appreciation/depreciation	438,722	391,737

NET REALIZED AND UNREALIZED GAIN (LOSS)	654,997	612,087

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$754,660	$677,964

See accompanying notes to financial statements.

15

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	State Street Disciplined International Equity Fund		State Street Disciplined U.S. Equity Fund
	Year Ended 12/31/17	For the Period 2/18/16* - 12/31/16	Year Ended 12/31/17	For the Period 2/18/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,663	$67,478	$65,877	$53,904
Net realized gain (loss)	216,275	16,509	220,350	88,325
Net change in unrealized appreciation/depreciation	438,722	16,446	391,737	281,149

Net increase (decrease) in net assets resulting from operations	754,660	100,433	677,964	423,378

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(108,756)	(71,409)	(68,064)	(52,500)
Net realized gains	(47,398)	(35,314)	(183,163)	(22,380)

Total distributions to shareholders	(156,154)	(106,723)	(251,227)	(74,880)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class I
Proceeds from sale of shares sold	—	3,000,400	—	3,000,000
Cost of shares redeemed	(391)	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(391)	3,000,400	—	3,000,000

Net increase (decrease) in net assets during the period	598,115	2,994,110	426,737	3,348,498

Net assets at beginning of period	2,994,110	—	3,348,498	—

NET ASSETS AT END OF PERIOD	$3,592,225	$2,994,110	$3,775,235	$3,348,498

Undistributed (distribution in excess of) net investment income (loss)	$(11,954)	$(4,081)	$—	$—

SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	—	300,038	—	300,000
Shares redeemed	(38)	—	—	—

Net increase (decrease)	(38)	300,038	—	300,000

*	Inception date.

See accompanying notes to financial statements.

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.22
Net realized and unrealized gain (loss)	2.18	0.12

Total from investment operations	2.51	0.34

Distributions to shareholders from:
Net investment income	(0.36)	(0.24)
Net realized gains	(0.16)	(0.12)

Total distributions	(0.52)	(0.36)

Net asset value, end of period	$11.97	$9.98

Total return (b)	25.20%	3.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,592	$2,994
Ratios to Average Net Assets:
Total expenses	5.93%	5.69	%(c)
Net expenses	0.85%	0.85	%(c)
Net investment income (loss)	2.89%	2.48	%(c)
Portfolio turnover rate	49%	35	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET DISCIPLINED U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$11.16	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.18
Net realized and unrealized gain (loss)	2.03	1.23

Total from investment operations	2.26	1.41

Distributions to shareholders from:
Net investment income	(0.23)	(0.18)
Net realized gains	(0.61)	(0.07)

Total distributions	(0.84)	(0.25)

Net asset value, end of period	$12.58	$11.16

Total return (b)	20.22%	14.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,775	$3,348
Ratios to Average Net Assets:
Total expenses	4.76%	4.73	%(c)
Net expenses	0.65%	0.65	%(c)
Net investment income (loss)	1.90%	1.90	%(c)
Portfolio turnover rate	50%	33	%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.

See accompanying notes to financial statements.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” and collectively the “Funds” ):

Fund	Class	Commencement of Operations	Diversification Classification
State Street Disciplined International Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
State Street Disciplined U.S. Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value ( “NAV” ) per share or unit.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Interest income is recorded daily on an accrual basis. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Foreign Taxes

The State Street Disciplined International Equity Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM” ) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fees

The Funds have entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, the Funds pay the Adviser a fee accrued daily and paid monthly, at the rate of 0.85% and 0.65% of the State Street Disciplined International Equity Fund’s and State Street Disciplined U.S. Equity Fund’s average daily net assets, respectively.

The Adviser is contractually obligated until April 30, 2018, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% and 0.65% for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with the approval of the Board. For the period ended December 31, 2017, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $174,503 and $150,869 for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Funds. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Funds pay annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2017, the Funds’ Class A shares have not commenced operations. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined International Equity Fund	1	100.00%
State Street Disciplined U.S. Equity Fund	1	100.00%

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Disciplined International Equity Fund	$1,674,829	$1,790,732
State Street Disciplined U.S. Equity Fund	1,847,301	2,042,979

6.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to distribution re-designations, foreign currencies, REITs, passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined International Equity Fund	$108,756	$47,398	$—	$156,154
State Street Disciplined U.S. Equity Fund	169,867	81,360	—	251,227

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Disciplined International Equity Fund	$106,723	$—	$—	$106,723
State Street Disciplined U.S. Equity Fund	74,880	—	—	74,880

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Disciplined International Equity Fund	$31,623	$—	$121,576	$440,030	$—	$593,229
State Street Disciplined U.S. Equity Fund	5,328	—	97,069	672,838	—	775,235

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined International Equity Fund	$3,182,088	$529,140	$89,458	$439,682
State Street Disciplined U.S. Equity Fund	3,137,853	691,303	18,465	672,838

7.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of December 31, 2017.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

8.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the State Street Disciplined International Equity Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund and the Board of Trustees of State Street Institutional Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund (collectively referred to as the “Funds”) (two of the funds constituting State Street Institutional Investment Trust (the “Trust”), including the schedules of investments, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and the period from February 19, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets and financial highlights for the year ended December 31, 2017 and the period from February 19, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined International Equity Fund
Class I	0.85%	$1,075.30	$4.45	$1,020.90	$4.33
State Street Disciplined U.S. Equity Fund
Class I	0.65	1,096.10	3.43	1,021.90	3.31

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2017:

Amount
State Street Disciplined International Equity Fund	$47,398
State Street Disciplined U.S. Equity Fund	81,360

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Disciplined International Equity Fund	$10,633

The amount of foreign source income earned on the following Funds during the year ended December 31, 2017 were as follows:

Amount
State Street Disciplined International Equity Fund	$139,399

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

28

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

29

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

30

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

31

STATE STREET INSTITUTIONAL INVESTMENT TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-800-997-7327.

32

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSIITDISCAR

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

MANAGEMENT’S DISCUSSION OF THE FUND PERFORMANCE (UNAUDITED)

The State Street Hedged International Developed Equity Index Fund (the “Fund”) normally invests a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio and employs its currency hedging strategy by directly entering into currency hedging transactions. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Fund’s Class K shares was 16.85%, and the Index was 16.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and currencies in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance in each quarter in 2017. The Fund’s performance was driven by the strength of the global economy, tax reform in the United States and mergers and acquisition activity. In the first calendar quarter of 2017, optimism about the global economy, strong macro and earnings data, a positive outlook issued by ECB President Draghi regarding the European economy, and the promise of a new tax plan in the United States helped drive performance. Positive performance in the second calendar quarter of 2017 was helped by a positive start to the earnings season, dovish comments from several central banks, and continued mergers and acquisition activity. The Fund’s performance in the third calendar quarter continued to be positive on strong macro and earnings data and the unveiling of the new tax plan in the U.S. despite geopolitical concerns between the U.S. and North Korea and several natural disasters. The Fund continued to have positive performance in the fourth calendar quarter as a result of the strength in the global economy, ratified U.S. tax reform and recovering oil prices, despite ongoing tensions between the U.S. and North Korea and political uncertainty in the U.K., Germany and Saudi Arabia.

The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index. The Fund also used 1-month forward currency contracts in order to replicate the hedging component of the Index during the Reporting Period. The Fund’s use of 1-month forward currency contracts helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., HSBC Holdings Plc, and Royal Dutch Shell Plc Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Hennes & Mauritz AB Class B, BT Group plc, and Teva Pharmaceutical Industries Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

1

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Investment Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Inception to Date* December 31, 2017
State Street Hedged International Developed Equity Index Fund Class K	16.85%	4.82%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index(1)	16.84%	5.29%

*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro. Index returns are net of dividend withholding taxes.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

2

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Mutual Funds and Exchange Traded Products	98.7%
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

* Amount shown represents less than 0.05% of net assets.

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7%
UNITED STATES — 98.7%
State Street International Developed Equity Index Portfolio (a) (Cost $2,424,809,676)		$2,855,656,362

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $39,174,029)	39,174,029	39,174,029

TOTAL INVESTMENTS — 100.0% (Cost $2,463,983,705)		2,894,830,391

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(429,981)

NET ASSETS — 100.0%		$2,894,400,410

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.

At December 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD	630,704	AUD	812,000	01/03/2018	$4,402
Bank of Montreal	USD	729,017	CHF	719,000	01/03/2018	8,797
Bank of Montreal	USD	1,571,929	GBP	1,172,000	01/03/2018	13,494
Bank of Montreal	USD	301,589	HKD	2,356,000	01/03/2018	(206)
Bank of Montreal	USD	2,178,810	JPY	246,453,000	01/04/2018	8,967
Bank of Montreal	USD	548,110	AUD	702,000	02/02/2018	975
Bank of Montreal	USD	637,612	CHF	620,000	02/02/2018	(84)
Citibank N.A.	DKK	338,664,566	USD	54,376,867	01/03/2018	(242,926)
Citibank N.A.	ILS	45,414,174	USD	13,012,098	01/03/2018	(69,340)
Citibank N.A.	AUD	254,275,050	USD	192,997,814	01/03/2018	(5,883,437)
Citibank N.A.	SEK	3,501,000	USD	415,593	01/03/2018	(12,010)
Citibank N.A.	AUD	1,363,000	USD	1,037,450	01/03/2018	(28,621)
Citibank N.A.	USD	7,211,526	ILS	25,035,174	01/03/2018	(208)
Citibank N.A.	USD	51,602,246	DKK	319,954,566	01/03/2018	—
Citibank N.A.	USD	199,934,786	AUD	255,622,050	01/03/2018	21
Citibank N.A.	JPY	38,753,275,305	USD	346,950,010	01/04/2018	2,935,139
Citibank N.A.	USD	344,218,243	JPY	38,777,389,805	01/04/2018	10,695
Citibank N.A.	ILS	25,035,174	USD	7,219,429	02/02/2018	108
Citibank N.A.	JPY	38,777,389,805	USD	344,663,400	02/02/2018	(36,421)
Citibank N.A.	AUD	255,622,050	USD	199,936,064	02/02/2018	(4,151)
Citibank N.A.	DKK	319,954,566	USD	51,689,779	02/02/2018	(6,733)
Citibank N.A.	NOK	4,192,000	USD	512,926	02/02/2018	(24)
Citibank N.A.	DKK	9,564,000	USD	1,545,108	02/02/2018	(191)
Citibank N.A.	CHF	1,839,000	USD	1,890,767	02/02/2018	(223)
Citibank N.A.	ILS	1,158,000	USD	333,910	02/02/2018	(19)
Citibank N.A.	USD	1,443,865	SEK	11,800,000	02/02/2018	(83)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

4

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	CHF	704,000	USD	716,002	01/03/2018	$(6,420)
Goldman Sachs Capital Markets L.P.	USD	1,396,937	GBP	1,032,000	02/02/2018	451
Goldman Sachs Capital Markets L.P.	USD	1,907,503	JPY	214,497,000	02/02/2018	(797)
HSBC Bank USA	HKD	2,308,000	USD	295,382	01/03/2018	139
HSBC Bank USA	HKD	3,953,000	USD	506,662	01/03/2018	988
JP Morgan Chase Bank, N.A.	GBP	189,628,274	USD	257,024,059	01/03/2018	504,449
JP Morgan Chase Bank, N.A.	HKD	755,872,035	USD	96,814,201	01/03/2018	121,988
JP Morgan Chase Bank, N.A.	EUR	2,461,000	USD	2,922,157	01/03/2018	(33,012)
JP Morgan Chase Bank, N.A.	CHF	1,207,000	USD	1,224,396	01/03/2018	(14,188)
JP Morgan Chase Bank, N.A.	USD	94,851,935	HKD	741,486,035	01/03/2018	—
JP Morgan Chase Bank, N.A.	USD	249,479,259	GBP	184,423,773	01/03/2018	(36)
JP Morgan Chase Bank, N.A.	JPY	38,753,275,305	USD	346,956,223	01/04/2018	2,941,351
JP Morgan Chase Bank, N.A.	USD	344,228,938	JPY	38,777,389,805	01/04/2018	—
JP Morgan Chase Bank, N.A.	GBP	11,061,000	USD	14,976,096	02/02/2018	(1,141)
JP Morgan Chase Bank, N.A.	USD	8,565,196	EUR	7,120,000	02/02/2018	(666)
JP Morgan Chase Bank, N.A.	JPY	38,777,389,805	USD	344,687,909	02/02/2018	(11,911)
JP Morgan Chase Bank, N.A.	GBP	184,423,773	USD	249,708,867	02/02/2018	(11,649)
JP Morgan Chase Bank, N.A.	HKD	741,486,035	USD	94,910,820	02/02/2018	(794)
Royal Bank of Canada	CHF	225,382,571	USD	230,170,109	01/03/2018	(1,110,107)
Royal Bank of Canada	GBP	189,628,273	USD	257,022,161	01/03/2018	502,552
Royal Bank of Canada	NOK	160,701,520	USD	19,406,741	01/03/2018	(240,482)
Royal Bank of Canada	USD	5,840,344	ILS	20,379,000	01/03/2018	29,775
Royal Bank of Canada	USD	3,004,837	DKK	18,710,000	01/03/2018	12,710
Royal Bank of Canada	USD	25,026,255	EUR	20,942,000	01/03/2018	120,903
Royal Bank of Canada	USD	2,343,063	HKD	18,291,000	01/03/2018	(3,253)
Royal Bank of Canada	USD	16,741,953	GBP	12,351,000	01/03/2018	(34,141)
Royal Bank of Canada	USD	775,651	NOK	6,422,000	01/03/2018	9,497
Royal Bank of Canada	NZD	752,000	USD	515,806	01/03/2018	(19,017)
Royal Bank of Canada	USD	3,225,347	SEK	26,804,000	01/03/2018	48,424
Royal Bank of Canada	SGD	392,000	USD	291,043	01/03/2018	(2,282)
Royal Bank of Canada	USD	232,488,139	CHF	226,574,571	01/03/2018	15,269
Royal Bank of Canada	USD	249,479,260	GBP	184,423,774	01/03/2018	(36)
Royal Bank of Canada	USD	18,862,076	NOK	154,279,520	01/03/2018	—
Royal Bank of Canada	USD	3,224,855	JPY	360,205,000	01/04/2018	(27,296)
Royal Bank of Canada	CHF	226,574,571	USD	232,966,951	02/02/2018	(13,080)
Royal Bank of Canada	NOK	154,279,520	USD	18,877,597	02/02/2018	(657)
Royal Bank of Canada	GBP	184,423,774	USD	249,711,081	02/02/2018	(9,436)
Standard Chartered Bank	NZD	6,012,581	USD	4,124,312	01/03/2018	(151,836)
Standard Chartered Bank	SGD	50,664,299	USD	37,620,095	01/03/2018	(290,934)
Standard Chartered Bank	EUR	403,798,157	USD	482,510,532	01/03/2018	(2,370,381)
Standard Chartered Bank	SEK	680,060,531	USD	81,824,098	01/03/2018	(1,236,731)
Standard Chartered Bank	GBP	1,148,000	USD	1,547,024	01/03/2018	(5,933)
Standard Chartered Bank	EUR	4,216,000	USD	4,971,760	01/03/2018	(90,814)
Standard Chartered Bank	USD	80,214,660	SEK	656,757,531	01/03/2018	—

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	38,204,354	SGD	51,056,299	01/03/2018	$—
Standard Chartered Bank	USD	474,807,316	EUR	395,409,157	01/03/2018	84
Standard Chartered Bank	USD	4,810,970	NZD	6,764,581	01/03/2018	1
Standard Chartered Bank	SEK	656,757,531	USD	80,354,317	02/02/2018	(2,859)
Standard Chartered Bank	EUR	395,409,157	USD	475,606,042	02/02/2018	(25,070)
Standard Chartered Bank	SGD	51,056,299	USD	38,219,512	02/02/2018	(1,629)
Standard Chartered Bank	NZD	6,764,581	USD	4,808,907	02/02/2018	(289)
Toronto Dominion Bank	EUR	403,798,157	USD	482,506,898	01/03/2018	(2,374,015)
Toronto Dominion Bank	USD	474,807,316	EUR	395,409,157	01/03/2018	84
Toronto Dominion Bank	EUR	395,409,157	USD	475,603,275	02/02/2018	(27,838)
UBS AG	USD	2,563,892	EUR	2,130,000	02/02/2018	(1,750)
Westpac Banking Corp.	AUD	796,000	USD	604,502	01/03/2018	(18,089)
Westpac Banking Corp.	GBP	1,966,000	USD	2,630,622	01/03/2018	(28,884)
Westpac Banking Corp.	USD	2,992,571	EUR	2,513,000	01/03/2018	25,040
Westpac Banking Corp.	JPY	241,409,000	USD	2,144,320	01/04/2018	1,319
Westpac Banking Corp.	JPY	413,478,000	USD	3,663,529	01/04/2018	(6,937)
Westpac Banking Corp.	HKD	10,913,000	USD	1,396,762	02/02/2018	(123)
Westpac Banking Corp.	AUD	2,879,000	USD	2,251,770	02/02/2018	(101)
Westpac Banking Corp.	JPY	1,342,637,000	USD	11,933,586	02/02/2018	(1,378)

Total						$(7,143,047)

AUD = Australian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

ILS = Israeli New Shekel

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

SGD = Singapore Dollar

USD = U.S. Dollar

During the period ended December 31, 2017, average notional value related to foreign currency exchange contracts was $7,644,073,235 or 264% of net assets.

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	03/16/2018	354	$35,532,933	$36,205,350	$672,417

During the period ended December 31, 2017, average notional value related to futures contracts was $50,106,400 or less than 0.5% of net assets.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,855,656,362	$—	$—	$2,855,656,362
Short-Term Investment	39,174,029	—	—	39,174,029

TOTAL INVESTMENTS	$2,894,830,391	$—	$—	$2,894,830,391

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	7,317,622	—	7,317,622
Futures Contracts (b)	672,417	—	—	672,417

TOTAL OTHER FINANCIAL INSTRUMENTS	$672,417	$7,317,622	$—	$7,990,039

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,895,502,808	$7,317,622	$—	$2,902,820,430

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(14,460,669)	—	(14,460,669)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(14,460,669)	$—	$(14,460,669)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,100,871	$90,100,871	$34,380,468	$124,481,339	$—	$—	—	$—	$99,571	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	191,524,498	152,350,469	—	—	39,174,029	39,174,029	266,868	—

Total		$90,100,871	$225,904,966	$276,831,808	$—	$—		$39,174,029	$366,439	$—

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

7

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in corresponding affiliated Portfolio, at value	$2,855,656,362
Investments in affiliated issuers, at value	39,174,029

Total Investments	2,894,830,391
Foreign currency, at value	240
Cash at broker	1,274,400
Receivable from broker — variation margin on open futures contracts	1,952,664
Receivable for fund shares sold	2,833,720
Unrealized appreciation on forward foreign currency exchange contracts	7,317,622
Interest receivable — unaffiliated issuers	41,311
Receivable from Adviser	556,617
Receivable for foreign taxes recoverable	881,812
Prepaid expenses and other assets	269,422

TOTAL ASSETS	2,909,958,199

LIABILITIES
Payable for fund shares repurchased	554,771
Unrealized depreciation on forward foreign currency exchange contracts	14,460,669
Advisory fee payable	342,203
Custodian fees payable	1,194
Administration fees payable	122,226
Distribution fees payable	3
Trustees’ fees and expenses payable	921
Transfer agent fees payable	3,117
Registration and filing fees payable	25,030
Professional fees payable	24,912
Printing and postage fees payable	22,245
Accrued expenses and other liabilities	498

TOTAL LIABILITIES	15,557,789

NET ASSETS	$2,894,400,410

NET ASSETS CONSIST OF:
Paid-in Capital	$2,547,969,759
Undistributed (distribution in excess of) net investment income (loss)	66,451,644
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(145,657,403)
Net unrealized appreciation (depreciation) on:
Investments — affiliated Portfolio	430,846,686
Foreign currency translations	20,861
Forward foreign currency exchange transactions	(7,143,047)
Foreign currency transactions allocated from Portfolio	282,165
Futures contracts	672,417
Futures contracts allocated from Portfolio	957,328

NET ASSETS	$2,894,400,410

Class K
Net Assets	$2,894,400,410
Shares Outstanding	278,381,444

Net asset value, offering and redemption price per share	$10.40

COST OF INVESTMENTS:
Investments in Affiliated Portfolio	$2,424,809,676
Investments in affiliated issuers	39,174,029

Total cost of investments	$2,463,983,705

Foreign currency, at cost	$241

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$78,605,723
Interest income — unaffiliated issuers	41,205
Expenses allocated from affiliated Portfolio	(3,526,307)
Dividend income — unaffiliated issuers	1,330
Dividend income — affiliated issuers	366,439
Foreign taxes withheld allocated from affiliated Portfolio	(5,891,964)

TOTAL INVESTMENT INCOME (LOSS)	69,596,426

EXPENSES
Advisory fee	3,537,872
Administration fees	1,263,526
Custodian fees	24,409
Trustees’ fees and expenses	23,325
Transfer agent fees	17,900
Registration and filing fees	42,812
Professional fees and expenses	36,909
Printing and postage fees	61,864
Insurance expense	4,578
Miscellaneous expenses	429,059

TOTAL EXPENSES	5,442,254

Expenses waived/reimbursed by the Adviser	(3,901,533)

NET EXPENSES	1,540,721

NET INVESTMENT INCOME (LOSS)	68,055,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(3,034,592)
Foreign currency transactions allocated from affiliated Portfolio	228,379
Futures contracts allocated from affiliated Portfolio	8,476,382
Forward foreign currency exchange contracts	(137,535,151)
Foreign currency transactions	11,359
Futures contracts	10,980,240

Net realized gain (loss)	(120,873,383)

Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	468,278,860
Forward foreign currency exchange contracts	(30,758,142)
Foreign currency transactions allocated from affiliated Portfolio	378,963
Foreign currency translations	84,065
Future contracts allocated from affiliated Portfolio	1,161,070
Futures contracts	1,171,092

Net change in unrealized appreciation/depreciation	440,315,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	319,442,525

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$387,498,230

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,055,705	$41,474,167
Net realized gain (loss)	(120,873,383)	85,562,051
Net change in unrealized appreciation/depreciation	440,315,908	40,757,308

Net increase (decrease) in net assets resulting from operations	387,498,230	167,793,526

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class K	—	(43,018,705)

Net Realized Gains
Class K	(87,868,525)	(42,866,234)

Total distributions to shareholders	(87,868,525)	(85,884,939)

FROM BENEFICIAL INTEREST TRANSACTIONS
Class K
Proceeds from sale of shares sold	737,681,977	1,160,698,056
Reinvestment of distributions	86,828,654	82,901,472
Cost of shares redeemed	(343,134,093)	(170,657,622)

Net increase (decrease) in net assets from beneficial interest transactions	481,376,538	1,072,941,906

Net increase (decrease) in net assets during the period	781,006,243	1,154,850,493

Net assets at beginning of period	2,113,394,167	958,543,674

NET ASSETS AT END OF PERIOD	$2,894,400,410	$2,113,394,167

Undistributed (distribution in excess of) net investment income (loss)	$66,451,644	$(1,622,041)

SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	74,197,752	134,135,836
Reinvestment of distributions	8,421,790	9,040,510
Shares redeemed	(34,414,786)	(19,448,178)

Net increase (decrease)	48,204,756	123,728,168

(a)	Effective April 29, 2016, the Fund substantially invested its assets in the State Street International Developed Equity Index Portfolio (Note 1).

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

10

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

	Class K
	Year Ended 12/31/17	Year Ended(a) 12/31/16	For the Period 5/29/15* - 12/31/15
Net asset value, beginning of period	$9.18	$9.00	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.24	0.09
Net realized and unrealized gain (loss)	1.27	0.34	(1.00)

Total from investment operations	1.54	0.58	(0.91)

Distributions to shareholders from:
Net investment income	—	(0.20)	(0.06)
Net realized gains	(0.32)	(0.20)	(0.03)

Total distributions	(0.32)	(0.40)	(0.09)

Net asset value, end of period	$10.40	$9.18	$9.00

Total return (c)	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.35%	0.34%	0.38	%(d)
Net expenses	0.20%	0.20%	0.20	%(d)
Net investment income (loss)	2.69%	2.79%	1.60	%(d)
Portfolio turnover rate (e)	4%	1%	1	%(f)

*	Commencement of operations.
(a)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the Portfolio.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

11

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of thirty-four (34) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified

Effective April 29, 2016, the Fund invests a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”). The Fund made an in-kind contribution of 929 equity securities totaling $1,275,794,840 at market value into the Portfolio. The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the Portfolio, a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at December 31, 2017). The performance of the Fund was directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value ( “NAV” ) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM” ) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended December 31, 2017, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts (a)	$—	$7,317,622	$—	$—	$—	$7,317,622
Futures Contracts (b)	—	—	—	672,417	—	672,417
(a) Unrealized appreciation on forward foreign currency exchange contracts. (b) Unrealized appreciation on open futures contracts.
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts (a)	$—	$14,460,669	$—	$—	$—	$14,460,669
(a) Unrealized depreciation on forward foreign currency exchange contracts.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(137,535,151)	$—	$—	$—	$(137,535,151)
Futures Contracts	—	—	—	10,980,240	—	10,980,240

15

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(30,758,142)	$—	$—	$—	$(30,758,142)
Futures Contracts	—	—	—	1,171,092	—	1,171,092

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$36,635	$(290)	$—	$36,345
Citibank N.A.	2,945,963	(2,945,963)	—	—
Goldman Sachs Capital Markets L.P.	451	(451)	—	—
HSBC Bank USA	1,127	—	—	1,127
JP Morgan Chase Bank, N.A.	3,567,788	(73,397)	—	3,494,391
Royal Bank of Canada	739,130	(739,130)	—	—
Standard Chartered Bank	85	(85)	—	—
Toronto Dominion Bank	84	(84)	—	—
Westpac Banking Corp.	26,359	(26,359)	—	—

	$7,317,622	$(3,785,759)	$—	$3,531,863

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$(290)	$290	$—	$—
Citibank N.A.	(6,284,387)	2,945,963	—	(3,338,424)
Goldman Sachs Capital Markets L.P.	(7,217)	451	—	(6,766)
JP Morgan Chase Bank, N.A.	(73,397)	73,397	—	—
Royal Bank of Canada	(1,459,787)	739,130	—	(720,657)
Standard Chartered Bank	(4,176,476)	85	—	(4,176,391)
Toronto Dominion Bank	(2,401,853)	84	—	(2,401,769)
UBS	(1,750)	—	—	(1,750)
Westpac Banking Corp.	(55,512)	26,359	—	(29,153)

	$(14,460,669)	$3,785,759	$—	$(10,674,910)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Fund’s Board of Trustees.

The Adviser is contractually obligated until April 30, 2018 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses other than fees of the Portfolio, and any class specific expenses, such as distribution, shareholder servicing, administration, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2017, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Transfer Agent Fees

DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc.), a wholly owned entity of DST Systems, Inc., serves as transfer agent and dividend disbursing agent to the Fund. Prior to March 31, 2017, Boston Financial Data Services, Inc. was a joint venture of DST Systems, Inc. and State Street Corporation. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund. Effective May 1, 2017, the Distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for distribution re-designations, foreign currencies, futures contracts, forward contracts, passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Hedged International Developed Equity Index Fund	$37,007,262	$50,861,263	$—	$87,868,525

The tax character of distributions paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Hedged International Developed Equity Index Fund	$58,069,806	$27,815,133	$—	$85,884,939

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Hedged International Developed Equity Index Fund	$75,088,223	$(143,925,940)	$—	$415,268,368	$—	$346,430,651

As of December 31, 2017, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term	Non-Expiring Long Term
State Street Hedged International Developed Equity Index Fund	$—	$—	$60,916,521	$83,009,419

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,481,081,550	$415,378,589	$—	$415,378,589

7.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

State Street Hedged International Developed Equity Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2014 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Hedged International Developed Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,078.10	$1.05	$1,024.20	$1.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2017.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2017 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017:

Amount
State Street Hedged International Developed Equity Index Fund	$50,861,263

Foreign Tax Credit

The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2017, the total amount of foreign taxes that will be passed through are:

Amount
State Street Hedged International Developed Equity Index Fund	$5,667,414

The amount of foreign source income earned on the Fund during the year ended December 31, 2017 was as follows:

Amount
State Street Hedged International Developed Equity Index Fund	$77,943,463

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

25

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-800-997-7327.

27

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report

December 31, 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Portfolio was 25.25%, and the Index was 25.03%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.

The Portfolio had positive performance in each quarter in 2017. The Portfolio’s performance was driven by the strength of the global economy, tax reform in the United States and mergers and acquisition activity. In the first calendar quarter of 2017, optimism about the global economy, strong macro and earnings data, a positive outlook issued by ECB President Draghi regarding the European economy, and the promise of a new tax plan in the United States helped drive performance. Positive performance in the second calendar quarter of 2017 was helped by a positive start to the earnings season, dovish comments from several central banks, and continued mergers and acquisition activity. The Portfolio’s performance in the third calendar quarter continued to be positive on strong macro and earnings data and the unveiling of the new tax plan in the U.S. despite geopolitical concerns between the U.S. and North Korea and several natural disasters. The Portfolio continued to have positive performance in the fourth calendar quarter as a result of the strength in the global economy, ratified U.S. tax reform and recovering oil prices, despite ongoing tensions between the U.S. and North Korea and political uncertainty in the U.K., Germany and Saudi Arabia.

The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.

On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Nestle S.A., HSBC Holdings Plc, and Royal Dutch Shell Plc Class B. The top negative contributors to the Portfolio’s performance during the Reporting Period were Hennes & Mauritz AB Class B, BT Group plc, and Teva Pharmaceutical Industries Limited.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Nestle SA	49,952,367	1.8%
HSBC Holdings PLC	39,016,369	1.4
Novartis AG	35,131,403	1.2
Roche Holding AG	33,199,465	1.2
Toyota Motor Corp.	31,259,535	1.1
TOTAL	188,559,139	6.7%

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Banks	13.3%
Pharmaceuticals	7.4
Insurance	5.9
Oil & Gas	5.0
Food	4.4
TOTAL	36.0%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.9%
AGL Energy, Ltd.	127,359	$2,426,593
Alumina, Ltd. (a)	495,864	942,451
Amcor, Ltd.	215,707	2,601,589
AMP, Ltd.	532,462	2,161,454
APA Group	212,702	1,385,820
Aristocrat Leisure, Ltd.	98,993	1,835,029
ASX, Ltd.	37,741	1,619,419
Aurizon Holdings, Ltd.	390,597	1,515,307
AusNet Services	348,352	491,797
Australia & New Zealand Banking Group, Ltd.	554,830	12,472,020
Bank of Queensland, Ltd.	68,403	680,538
Bendigo & Adelaide Bank, Ltd.	97,158	886,828
BHP Billiton PLC	395,837	8,152,507
BHP Billiton, Ltd.	598,520	13,842,677
BlueScope Steel, Ltd.	110,632	1,329,979
Boral, Ltd.	231,281	1,409,183
Brambles, Ltd.	309,177	2,435,156
Caltex Australia, Ltd.	51,298	1,366,179
Challenger, Ltd.	108,660	1,192,388
CIMIC Group, Ltd.	18,465	743,062
Coca-Cola Amatil, Ltd.	110,525	735,665
Cochlear, Ltd.	10,235	1,370,749
Commonwealth Bank of Australia	323,425	20,323,360
Computershare, Ltd.	90,882	1,158,659
Crown Resorts, Ltd.	72,799	741,355
CSL, Ltd.	84,691	9,359,864
Dexus REIT	193,727	1,477,355
Domino’s Pizza Enterprises, Ltd. (a)	10,034	366,506
Flight Centre Travel Group, Ltd. (a)	12,119	419,346
Fortescue Metals Group, Ltd.	278,858	1,064,371
Goodman Group REIT	343,500	2,262,189
GPT Group REIT	357,977	1,430,758
Harvey Norman Holdings, Ltd. (a)	107,605	350,961
Healthscope, Ltd.	281,376	462,164
Incitec Pivot, Ltd.	297,683	908,048
Insurance Australia Group, Ltd.	443,789	2,513,074
LendLease Group	98,023	1,253,533
Macquarie Group, Ltd.	61,774	4,813,777
Medibank Pvt, Ltd.	489,758	1,260,281
Mirvac Group REIT	729,572	1,340,992
National Australia Bank, Ltd.	507,422	11,735,746
Newcrest Mining, Ltd.	146,689	2,618,203
Oil Search, Ltd.	268,115	1,633,611
Orica, Ltd.	67,209	951,472
Origin Energy, Ltd. (b)	319,729	2,355,717
QBE Insurance Group, Ltd.	267,669	2,235,936
Ramsay Health Care, Ltd.	28,134	1,542,991
REA Group, Ltd.	9,620	576,736
Santos, Ltd. (b)	363,770	1,550,649
Scentre Group REIT	987,359	3,235,782
SEEK, Ltd.	65,966	980,827
Sonic Healthcare, Ltd.	78,015	1,394,904
South32, Ltd.	965,547	2,635,657
Stockland REIT	470,735	1,649,471
Suncorp Group, Ltd.	241,524	2,618,265
Sydney Airport	197,974	1,091,660
Tabcorp Holdings, Ltd.	352,047	1,536,474
Telstra Corp., Ltd.	779,581	2,213,390
TPG Telecom, Ltd. (a)	84,887	436,211
Transurban Group Stapled Security	409,914	3,985,235
Treasury Wine Estates, Ltd.	134,469	1,678,592
Vicinity Centres REIT	644,384	1,370,894
Wesfarmers, Ltd.	212,235	7,373,703
Westfield Corp. REIT	358,617	2,661,872
Westpac Banking Corp.	640,224	15,698,552
Woodside Petroleum, Ltd.	155,572	4,025,196
Woolworths, Ltd.	241,684	5,160,605

		198,051,334

AUSTRIA — 0.3%
ANDRITZ AG	14,225	804,277
Erste Group Bank AG (b)	54,596	2,367,003
OMV AG	27,483	1,743,474
Raiffeisen Bank International AG (b)	27,489	996,866
voestalpine AG	21,677	1,297,453

		7,209,073

BELGIUM — 1.1%
Ageas	35,808	1,750,674
Anheuser-Busch InBev SA	141,503	15,824,355
Colruyt SA	11,037	574,660
Groupe Bruxelles Lambert SA	15,501	1,675,038
KBC Group NV	46,810	3,997,055
Proximus SADP	30,160	990,511
Solvay SA	13,514	1,880,780
Telenet Group Holding NV (b)	10,832	755,581
UCB SA	22,934	1,822,541
Umicore SA	36,652	1,736,483

		31,007,678

CHILE — 0.0% (c)
Antofagasta PLC	76,960	1,046,282

CHINA — 0.0% (c)
Minth Group, Ltd.	136,000	820,283
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	424,699

		1,244,982

DENMARK — 1.8%
AP Moeller — Maersk A/S Class B	1,195	2,089,188
AP Moller — Maersk A/S Class A	701	1,171,273
Carlsberg A/S Class B	20,056	2,409,799
Chr Hansen Holding A/S	18,992	1,782,682
Coloplast A/S Class B	21,979	1,749,345
Danske Bank A/S	136,946	5,336,132
DONG Energy A/S (d)	34,934	1,908,288
DSV A/S	35,790	2,820,301

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Genmab A/S (b)	10,506	$1,743,545
H Lundbeck A/S	13,897	706,012
ISS A/S	32,526	1,260,563
Novo Nordisk A/S Class B	346,243	18,679,163
Novozymes A/S Class B	41,998	2,401,182
Pandora A/S	20,358	2,217,894
TDC A/S	156,700	963,643
Tryg A/S	20,264	507,221
Vestas Wind Systems A/S	39,042	2,700,021
William Demant Holding A/S (b)	21,003	587,707

		51,033,959

FINLAND — 0.9%
Elisa Oyj	25,700	1,009,758
Fortum Oyj	85,179	1,687,669
Kone Oyj Class B	63,272	3,402,251
Metso Oyj	21,684	741,306
Neste Oyj	23,194	1,485,870
Nokia Oyj	1,080,564	5,052,627
Nokian Renkaat Oyj	20,335	923,011
Orion Oyj Class B	18,821	702,416
Sampo Oyj Class A	83,234	4,577,591
Stora Enso Oyj Class R	106,205	1,685,960
UPM-Kymmene Oyj	97,672	3,038,843
Wartsila Oyj Abp	28,160	1,778,644

		26,085,946

FRANCE — 10.2%
Accor SA	35,395	1,827,600
Aeroports de Paris	5,942	1,130,922
Air Liquide SA	80,308	10,130,377
Airbus SE	109,770	10,940,383
Alstom SA	29,273	1,216,401
Amundi SA (d)	11,164	947,115
Arkema SA	13,251	1,615,844
Atos SE	18,036	2,628,154
AXA SA	362,594	10,769,692
BioMerieux	7,650	686,111
BNP Paribas SA	210,664	15,747,095
Bollore SA	177,656	965,955
Bollore SA (b)	836	4,568
Bouygues SA	39,477	2,053,067
Bureau Veritas SA	49,249	1,347,760
Capgemini SE	30,129	3,577,732
Carrefour SA	107,899	2,337,355
Casino Guichard Perrachon SA	9,801	595,043
Cie de Saint-Gobain	96,098	5,305,839
Cie Generale des Etablissements Michelin	31,818	4,567,654
CNP Assurances	29,292	677,272
Credit Agricole SA	216,740	3,591,608
Danone SA	113,587	9,540,851
Dassault Aviation SA	493	768,350
Dassault Systemes SE	24,634	2,620,538
Edenred	40,723	1,182,406
Eiffage SA	13,560	1,487,276
Electricite de France SA (a)	105,187	1,316,135
Engie SA	342,611	5,897,525
Essilor International SA	38,599	5,327,897
Eurazeo SA	7,558	698,825
Eutelsat Communications SA	34,717	804,373
Faurecia	14,020	1,096,478
Fonciere Des Regions REIT	5,920	671,633
Gecina SA REIT	8,489	1,568,794
Groupe Eurotunnel SE	89,839	1,156,460
Hermes International	5,857	3,138,515
ICADE REIT	6,016	591,863
Iliad SA	4,881	1,170,756
Imerys SA	6,262	590,574
Ingenico Group SA	11,002	1,175,929
Ipsen SA	7,077	846,152
JCDecaux SA	12,680	511,675
Kering	14,058	6,634,174
Klepierre SA REIT	41,883	1,843,997
Lagardere SCA	20,176	647,597
Legrand SA	49,720	3,832,386
L’Oreal SA	47,635	10,579,162
LVMH Moet Hennessy Louis Vuitton SE	52,005	15,324,645
Natixis SA	177,116	1,402,843
Orange SA	379,022	6,588,002
Pernod Ricard SA	39,414	6,244,974
Peugeot SA	108,610	2,211,253
Publicis Groupe SA	39,779	2,705,980
Remy Cointreau SA	4,144	574,741
Renault SA	36,446	3,672,268
Rexel SA	57,244	1,039,328
Safran SA	63,387	6,539,050
Sanofi	212,898	18,368,306
Schneider Electric SE	106,406	9,053,948
SCOR SE	34,308	1,381,955
SEB SA	4,596	852,391
Societe BIC SA	5,922	651,807
Societe Generale SA	142,416	7,362,117
Sodexo SA	16,338	2,198,272
Suez	69,418	1,222,433
Teleperformance	10,670	1,530,458
Thales SA	20,399	2,201,622
TOTAL SA	444,630	24,583,969
Ubisoft Entertainment SA (b)	11,647	897,044
Unibail-Rodamco SE REIT	18,571	4,683,013
Valeo SA	45,409	3,395,405
Veolia Environnement SA	91,402	2,335,049
Vinci SA	94,641	9,676,866
Vivendi SA	193,809	5,217,714
Wendel SA	4,850	840,968
Zodiac Aerospace	35,769	1,070,779

		292,191,068

GERMANY — 9.8%
adidas AG	35,476	7,120,521
Allianz SE	84,118	19,343,207
Axel Springer SE	8,400	656,948
BASF SE	173,042	19,062,551
Bayer AG	154,763	19,327,302
Bayerische Motoren Werke AG	62,933	6,561,740

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	10,669	$956,238
Beiersdorf AG	18,603	2,186,938
Brenntag AG	28,112	1,781,351
Commerzbank AG (b)	204,113	3,064,962
Continental AG	20,499	5,539,652
Covestro AG (d)	22,437	2,317,851
Daimler AG	181,616	15,440,385
Deutsche Bank AG	391,986	7,472,313
Deutsche Boerse AG	36,787	4,276,027
Deutsche Lufthansa AG	45,872	1,692,153
Deutsche Post AG	181,362	8,656,736
Deutsche Telekom AG	629,858	11,189,956
Deutsche Wohnen SE	64,908	2,841,749
Drillisch AG	9,793	809,402
E.ON SE	409,081	4,450,986
Evonik Industries AG	32,267	1,215,469
Fraport AG Frankfurt Airport Services Worldwide	7,028	775,227
Fresenius Medical Care AG & Co. KGaA	40,276	4,245,342
Fresenius SE & Co. KGaA	76,843	6,004,210
Fuchs Petrolub SE Preference Shares	11,891	631,833
GEA Group AG	34,939	1,678,610
Hannover Rueck SE	11,800	1,486,374
HeidelbergCement AG	27,666	2,998,226
Henkel AG & Co. KGaA Preference Shares	33,268	4,408,286
Henkel AG & Co. KGaA	18,985	2,279,719
HOCHTIEF AG	3,385	599,951
HUGO BOSS AG	12,222	1,041,128
Infineon Technologies AG	211,319	5,794,425
Innogy SE (d)	24,532	962,541
KION Group AG	12,696	1,097,361
KS AG	35,264	878,871
Lanxess AG	16,645	1,324,959
Linde AG (b)	34,492	8,062,014
MAN SE	7,204	825,264
Merck KGaA	24,651	2,656,683
METRO AG (b)	33,622	672,216
MTU Aero Engines AG	9,603	1,722,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,310	6,361,578
OSRAM Licht AG	19,225	1,729,788
Porsche Automobil Holding SE Preference Shares	29,123	2,440,270
ProSiebenSat.1 Media SE	44,142	1,521,529
QIAGEN NV (b)	42,355	1,332,021
RWE AG (b)	100,741	2,056,487
SAP SE	183,875	20,633,493
Schaeffler AG Preference Shares	27,293	484,555
Siemens AG	143,170	19,968,341
Symrise AG	22,854	1,965,474
Telefonica Deutschland Holding AG	122,765	617,084
ThyssenKrupp AG	82,229	2,391,004
TUI AG	82,896	1,726,918
Uniper SE	37,169	1,160,446
United Internet AG	23,007	1,584,121
Volkswagen AG	5,948	1,204,916
Volkswagen AG Preference Shares	35,231	7,041,733
Vonovia SE	92,108	4,577,871
Wirecard AG	21,678	2,422,700
Zalando SE (b) (d)	20,797	1,101,686

		278,432,466

HONG KONG — 3.4%
AIA Group, Ltd.	2,242,200	19,116,911
ASM Pacific Technology, Ltd.	51,900	723,000
Bank of East Asia, Ltd.	219,956	952,440
BOC Hong Kong Holdings, Ltd.	690,000	3,495,324
CK Asset Holdings, Ltd.	489,179	4,273,973
CK Hutchison Holdings, Ltd.	506,500	6,356,114
CK Infrastructure Holdings, Ltd.	132,000	1,133,870
CLP Holdings, Ltd.	306,500	3,134,672
First Pacific Co., Ltd.	314,000	212,887
Galaxy Entertainment Group, Ltd.	431,000	3,456,910
Hang Lung Group, Ltd.	145,000	533,272
Hang Lung Properties, Ltd.	396,000	967,546
Hang Seng Bank, Ltd.	143,800	3,568,649
Henderson Land Development Co., Ltd.	213,254	1,404,907
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	455,490	416,608
HKT Trust & HKT, Ltd.	679,000	865,112
Hong Kong & China Gas Co., Ltd.	1,569,500	3,075,837
Hong Kong Exchanges & Clearing, Ltd.	216,425	6,638,957
Hongkong Land Holdings, Ltd.	228,900	1,611,456
Hysan Development Co., Ltd.	105,000	556,746
Jardine Matheson Holdings, Ltd.	39,500	2,399,625
Jardine Strategic Holdings, Ltd.	42,500	1,682,150
Kerry Properties, Ltd.	118,000	530,580
Kingston Financial Group, Ltd. (a)	754,000	723,396
Li & Fung, Ltd.	1,090,000	598,173
Link REIT	420,000	3,892,520
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,333,604
MTR Corp., Ltd.	272,645	1,597,373
New World Development Co., Ltd.	1,163,162	1,746,834
NWS Holdings, Ltd.	274,810	495,673
PCCW, Ltd.	748,000	434,411
Power Assets Holdings, Ltd.	252,000	2,125,977
Sands China, Ltd.	446,000	2,302,086
Shangri-La Asia, Ltd.	264,000	599,102
Sino Land Co., Ltd.	595,379	1,054,078
SJM Holdings, Ltd.	434,000	388,625
Sun Hung Kai Properties, Ltd.	273,000	4,553,900
Swire Pacific, Ltd. Class A	98,000	907,001
Swire Properties, Ltd.	237,600	765,932

See accompanying notes to financial statements.

5

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	258,000	$1,681,540
WH Group, Ltd. (d)	1,560,309	1,760,445
Wharf Holdings, Ltd.	226,000	780,576
Wharf Real Estate Investment Co., Ltd. (b)	226,000	1,503,332
Wheelock & Co., Ltd.	151,000	1,077,840
Yue Yuen Industrial Holdings, Ltd.	149,500	587,115

		98,017,079

IRELAND — 0.6%
AerCap Holdings NV (b)	27,414	1,442,250
AIB Group PLC	150,377	993,150
Bank of Ireland Group PLC (b)	170,721	1,454,488
CRH PLC	154,455	5,555,742
James Hardie Industries PLC	85,085	1,505,344
Kerry Group PLC Class A	28,985	3,254,286
Paddy Power Betfair PLC	14,637	1,743,550
Ryanair Holdings PLC ADR (b)	4,205	438,119

		16,386,929

ISRAEL — 0.4%
Azrieli Group, Ltd.	7,782	435,540
Bank Hapoalim BM	186,339	1,373,530
Bank Leumi Le-Israel BM	253,799	1,533,036
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	632,973
Check Point Software Technologies, Ltd. (b)	23,910	2,477,554
Elbit Systems, Ltd.	3,969	531,616
Frutarom Industries, Ltd.	6,562	617,140
Israel Chemicals, Ltd.	90,984	369,529
Mizrahi Tefahot Bank, Ltd.	25,993	480,305
Nice, Ltd.	10,564	957,002
Teva Pharmaceutical Industries, Ltd. ADR (a)	44,328	840,015
Teva Pharmaceutical Industries, Ltd.	129,045	2,440,282

		12,688,522

ITALY — 2.0%
Assicurazioni Generali SpA	232,187	4,237,915
Atlantia SpA	86,738	2,741,360
Davide Campari-Milano SpA	107,255	830,063
Enel SpA	1,520,835	9,368,503
Eni SpA	468,925	7,770,576
Ferrari NV	22,562	2,369,235
Intesa Sanpaolo SpA (e)	2,487,589	8,274,260
Intesa Sanpaolo SpA (e)	196,041	626,180
Leonardo SpA	81,549	971,407
Luxottica Group SpA	32,866	2,018,660
Mediobanca SpA	107,850	1,225,130
Poste Italiane SpA (d)	106,398	801,711
Prysmian SpA	37,010	1,208,368
Recordati SpA	19,949	887,764
Snam SpA	437,585	2,143,845
Telecom Italia SpA/Milano (b) (e)	2,173,024	1,880,049
Telecom Italia SpA/Milano (e)	1,170,271	837,536
Terna Rete Elettrica Nazionale SpA	257,268	1,496,445
UniCredit SpA (b)	369,244	6,907,989
UnipolSai Assicurazioni SpA	194,056	453,695

		57,050,691

JAPAN — 23.8%
ABC-Mart, Inc.	5,800	333,120
Acom Co., Ltd. (a) (b)	91,400	385,397
Aeon Co., Ltd.	114,100	1,926,988
AEON Financial Service Co., Ltd.	20,500	477,514
Aeon Mall Co., Ltd.	24,100	471,517
Air Water, Inc.	25,000	527,741
Aisin Seiki Co., Ltd.	33,100	1,859,947
Ajinomoto Co., Inc.	102,200	1,924,245
Alfresa Holdings Corp.	37,400	878,809
Alps Electric Co., Ltd.	34,700	991,869
Amada Holdings Co., Ltd.	69,700	949,133
ANA Holdings, Inc.	19,800	827,153
Aozora Bank, Ltd.	22,800	887,510
Asahi Glass Co., Ltd.	39,000	1,689,481
Asahi Group Holdings, Ltd.	71,800	3,562,912
Asahi Kasei Corp.	235,000	3,032,157
Asics Corp.	27,100	432,060
Astellas Pharma, Inc.	381,800	4,870,365
Bandai Namco Holdings, Inc.	36,000	1,177,630
Bank of Kyoto, Ltd.	12,600	656,565
Benesse Holdings, Inc.	13,600	479,893
Bridgestone Corp.	123,200	5,728,554
Brother Industries, Ltd.	44,800	1,105,584
Calbee, Inc. (a)	15,100	491,269
Canon, Inc.	199,600	7,441,811
Casio Computer Co., Ltd.	37,900	545,370
Central Japan Railway Co.	26,800	4,800,923
Chiba Bank, Ltd.	134,000	1,115,775
Chubu Electric Power Co., Inc.	117,800	1,464,526
Chugai Pharmaceutical Co., Ltd.	42,800	2,192,241
Chugoku Electric Power Co., Inc.	57,100	613,831
Coca-Cola Bottlers Japan, Inc.	24,100	880,351
Concordia Financial Group, Ltd.	237,100	1,431,229
Credit Saison Co., Ltd.	28,200	513,182
CYBERDYNE, Inc. (a) (b)	22,800	392,852
Dai Nippon Printing Co., Ltd.	50,000	1,115,402
Daicel Corp.	51,500	586,090
Daifuku Co., Ltd.	18,300	997,443
Dai-ichi Life Holdings, Inc.	200,200	4,130,180
Daiichi Sankyo Co., Ltd.	104,300	2,719,300
Daikin Industries, Ltd.	47,400	5,610,999
Daito Trust Construction Co., Ltd.	13,100	2,671,749
Daiwa House Industry Co., Ltd.	104,700	4,021,632
Daiwa House REIT Investment Corp.	270	641,625
Daiwa Securities Group, Inc.	312,000	1,957,859
DeNA Co., Ltd.	17,400	358,812
Denso Corp.	87,900	5,277,121
Dentsu, Inc.	41,600	1,763,338

See accompanying notes to financial statements.

6

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Disco Corp.	5,500	$1,224,012
Don Quijote Holdings Co., Ltd.	23,100	1,207,803
East Japan Railway Co.	61,500	6,002,597
Eisai Co., Ltd.	48,900	2,785,108
Electric Power Development Co., Ltd.	29,400	792,091
FamilyMart UNY Holdings Co., Ltd.	14,500	1,016,866
FANUC Corp.	36,500	8,767,776
Fast Retailing Co., Ltd.	10,000	3,986,684
Fuji Electric Co., Ltd.	96,000	723,515
FUJIFILM Holdings Corp.	75,400	3,082,264
Fujitsu, Ltd.	380,000	2,707,732
Fukuoka Financial Group, Inc.	134,000	752,969
Hachijuni Bank Ltd.	78,600	451,435
Hakuhodo DY Holdings, Inc.	41,000	532,472
Hamamatsu Photonics KK	27,400	921,846
Hankyu Hanshin Holdings, Inc.	46,800	1,881,971
Hikari Tsushin, Inc.	3,900	560,852
Hino Motors, Ltd.	49,600	642,841
Hirose Electric Co., Ltd.	6,200	906,471
Hisamitsu Pharmaceutical Co., Inc.	10,400	630,555
Hitachi Chemical Co., Ltd.	19,900	511,235
Hitachi Construction Machinery Co., Ltd.	19,300	701,585
Hitachi High-Technologies Corp.	11,800	497,559
Hitachi Metals, Ltd.	40,500	581,704
Hitachi, Ltd.	906,000	7,060,607
Honda Motor Co., Ltd.	320,900	11,001,472
Hoshizaki Corp.	9,900	877,949
Hoya Corp.	73,000	3,647,084
Hulic Co., Ltd.	50,000	561,917
Idemitsu Kosan Co., Ltd.	27,100	1,088,571
IHI Corp.	30,200	1,005,326
Iida Group Holdings Co., Ltd.	26,200	494,230
Inpex Corp.	179,800	2,248,897
Isetan Mitsukoshi Holdings, Ltd.	69,600	863,126
Isuzu Motors, Ltd.	103,400	1,732,053
ITOCHU Corp.	276,100	5,154,357
J Front Retailing Co., Ltd.	50,200	946,068
Japan Airlines Co., Ltd.	23,900	935,208
Japan Airport Terminal Co., Ltd.	8,200	304,270
Japan Exchange Group, Inc.	96,300	1,676,381
Japan Post Bank Co., Ltd.	75,600	984,511
Japan Post Holdings Co., Ltd.	301,100	3,453,362
Japan Prime Realty Investment Corp. REIT	138	438,562
Japan Real Estate Investment Corp. REIT	220	1,044,829
Japan Retail Fund Investment Corp. REIT	455	834,470
Japan Tobacco, Inc.	206,100	6,643,134
JFE Holdings, Inc.	97,900	2,351,686
JGC Corp.	43,100	833,688
JSR Corp.	33,300	655,654
JTEKT Corp.	38,300	658,223
JXTG Holdings, Inc.	582,600	3,759,877
Kajima Corp.	177,000	1,703,222
Kakaku.com, Inc.	26,600	449,827
Kamigumi Co., Ltd.	20,000	442,610
Kaneka Corp.	49,000	447,590
Kansai Electric Power Co., Inc.	132,800	1,626,844
Kansai Paint Co., Ltd.	39,400	1,024,085
Kao Corp.	93,300	6,310,277
Kawasaki Heavy Industries, Ltd.	26,800	940,914
KDDI Corp.	338,000	8,414,745
Keihan Holdings Co., Ltd.	16,800	495,127
Keikyu Corp.	43,500	836,019
Keio Corp.	21,000	923,702
Keisei Electric Railway Co., Ltd.	28,200	906,205
Keyence Corp.	18,300	10,253,848
Kikkoman Corp.	28,000	1,133,422
Kintetsu Group Holdings Co., Ltd.	35,600	1,365,220
Kirin Holdings Co., Ltd.	162,300	4,092,438
Kobe Steel, Ltd. (b)	53,600	497,221
Koito Manufacturing Co., Ltd.	20,100	1,413,156
Komatsu, Ltd.	171,600	6,212,027
Konami Holdings Corp.	18,400	1,012,694
Konica Minolta, Inc.	93,100	895,876
Kose Corp.	5,500	858,810
Kubota Corp.	198,200	3,887,465
Kuraray Co., Ltd.	66,900	1,262,578
Kurita Water Industries, Ltd.	17,800	578,322
Kyocera Corp.	59,300	3,881,215
Kyowa Hakko Kirin Co., Ltd.	50,400	974,892
Kyushu Electric Power Co., Inc.	82,000	859,672
Kyushu Financial Group, Inc.	61,500	372,330
Kyushu Railway Co.	30,700	952,477
Lawson, Inc.	9,100	605,051
LINE Corp. (a) (b)	8,000	326,320
Lion Corp.	39,000	739,148
LIXIL Group Corp.	48,600	1,315,846
M3, Inc.	40,100	1,411,420
Mabuchi Motor Co., Ltd.	9,600	520,692
Makita Corp.	41,700	1,752,770
Marubeni Corp.	310,300	2,247,988
Marui Group Co., Ltd.	39,800	728,872
Maruichi Steel Tube, Ltd.	10,400	304,660
Mazda Motor Corp.	100,900	1,353,842
McDonald’s Holdings Co. Japan, Ltd. (a)	13,200	580,613
Mebuki Financial Group, Inc.	181,300	767,688
Medipal Holdings Corp.	28,900	566,199
MEIJI Holdings Co., Ltd.	22,400	1,906,933
MINEBEA MITSUMI, Inc.	69,000	1,447,377
MISUMI Group, Inc.	54,000	1,572,304
Mitsubishi Chemical Holdings Corp.	272,900	2,995,480
Mitsubishi Corp.	283,200	7,826,024
Mitsubishi Electric Corp.	365,500	6,072,199
Mitsubishi Estate Co., Ltd.	231,000	4,019,174
Mitsubishi Gas Chemical Co., Inc.	35,900	1,030,950

See accompanying notes to financial statements.

7

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	57,900	$2,163,862
Mitsubishi Materials Corp.	21,600	768,895
Mitsubishi Motors Corp.	116,800	843,988
Mitsubishi Tanabe Pharma Corp.	39,600	819,771
Mitsubishi UFJ Financial Group, Inc.	2,228,800	16,350,469
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	486,646
Mitsui & Co., Ltd.	325,600	5,295,155
Mitsui Chemicals, Inc.	34,600	1,113,404
Mitsui Fudosan Co., Ltd.	168,700	3,781,336
Mitsui OSK Lines, Ltd.	20,200	674,230
Mixi, Inc.	8,800	395,277
Mizuho Financial Group, Inc.	4,570,400	8,300,966
MS&AD Insurance Group Holdings, Inc.	86,700	2,935,409
Murata Manufacturing Co., Ltd.	36,500	4,899,068
Nabtesco Corp.	22,800	874,354
Nagoya Railroad Co., Ltd.	36,000	906,631
NEC Corp.	50,800	1,370,901
Nexon Co., Ltd. (b)	38,900	1,132,641
NGK Insulators, Ltd.	45,900	867,068
NGK Spark Plug Co., Ltd.	29,600	719,702
NH Foods, Ltd.	33,000	805,007
Nidec Corp.	45,100	6,329,614
Nikon Corp.	60,100	1,211,070
Nintendo Co., Ltd.	21,000	7,678,562
Nippon Building Fund, Inc. REIT	236	1,154,336
Nippon Electric Glass Co., Ltd.	15,200	580,204
Nippon Express Co., Ltd.	15,900	1,057,177
Nippon Paint Holdings Co., Ltd. (a)	30,200	955,730
Nippon Prologis REIT, Inc.	331	700,198
Nippon Steel & Sumitomo Metal Corp.	145,100	3,723,783
Nippon Telegraph & Telephone Corp.	128,500	6,046,858
Nippon Yusen KK (b)	33,700	822,382
Nissan Chemical Industries, Ltd.	24,200	965,637
Nissan Motor Co., Ltd.	437,800	4,366,341
Nisshin Seifun Group, Inc.	33,100	668,758
Nissin Foods Holdings Co., Ltd.	11,800	862,086
Nitori Holdings Co., Ltd.	14,700	2,096,365
Nitto Denko Corp.	31,200	2,772,410
NOK Corp.	19,900	464,775
Nomura Holdings, Inc.	685,600	4,047,870
Nomura Real Estate Holdings, Inc.	22,600	506,770
Nomura Real Estate Master Fund, Inc.	666	827,105
Nomura Research Institute, Ltd.	25,900	1,204,758
NSK, Ltd.	73,800	1,162,194
NTT Data Corp.	112,500	1,337,217
NTT DOCOMO, Inc.	253,500	5,988,136
Obayashi Corp.	125,700	1,522,013
Obic Co., Ltd.	13,200	970,226
Odakyu Electric Railway Co., Ltd.	52,500	1,123,169
Oji Holdings Corp.	169,000	1,125,166
Olympus Corp.	54,900	2,105,353
Omron Corp.	36,400	2,171,398
Ono Pharmaceutical Co., Ltd.	80,300	1,871,885
Oracle Corp. Japan	7,400	613,546
Oriental Land Co., Ltd.	40,500	3,692,277
ORIX Corp.	249,600	4,219,824
Osaka Gas Co., Ltd.	71,200	1,371,540
Otsuka Corp.	9,100	697,949
Otsuka Holdings Co., Ltd.	73,700	3,237,174
Panasonic Corp.	416,400	6,097,220
Park24 Co., Ltd. (a)	18,200	435,734
Pola Orbis Holdings, Inc. (a)	16,800	589,827
Rakuten, Inc. (b)	183,200	1,679,130
Recruit Holdings Co., Ltd.	205,200	5,100,399
Renesas Electronics Corp. (b)	89,600	1,044,339
Resona Holdings, Inc.	406,800	2,430,689
Ricoh Co., Ltd.	135,700	1,261,233
Rinnai Corp.	5,600	507,057
Rohm Co., Ltd.	17,300	1,916,591
Ryohin Keikaku Co., Ltd.	4,500	1,402,130
Sankyo Co., Ltd.	9,200	289,516
Santen Pharmaceutical Co., Ltd.	70,000	1,100,488
SBI Holdings, Inc.	38,100	796,836
Secom Co., Ltd.	39,000	2,945,166
Sega Sammy Holdings, Inc.	32,200	399,606
Seibu Holdings, Inc.	37,700	713,171
Seiko Epson Corp.	49,600	1,170,763
Sekisui Chemical Co., Ltd.	72,200	1,449,768
Sekisui House, Ltd.	106,600	1,926,181
Seven & i Holdings Co., Ltd.	140,000	5,819,973
Seven Bank, Ltd.	126,400	433,115
Sharp Corp. (a) (b)	28,500	979,095
Shimadzu Corp.	49,600	1,128,053
Shimamura Co., Ltd.	3,700	407,279
Shimano, Inc.	14,300	2,012,028
Shimizu Corp.	104,600	1,080,820
Shin-Etsu Chemical Co., Ltd.	72,800	7,399,556
Shinsei Bank, Ltd.	30,900	534,613
Shionogi & Co., Ltd.	56,300	3,047,147
Shiseido Co., Ltd.	70,600	3,413,117
Shizuoka Bank, Ltd.	102,000	1,053,955
Showa Shell Sekiyu KK	34,700	471,292
SMC Corp.	10,800	4,446,551
SoftBank Group Corp.	155,000	12,273,413
Sohgo Security Services Co., Ltd.	14,700	799,920
Sompo Holdings, Inc.	66,800	2,587,796
Sony Corp.	236,900	10,689,416
Sony Financial Holdings, Inc.	33,200	588,257
Stanley Electric Co., Ltd.	27,300	1,108,722
Start Today Co., Ltd.	37,400	1,137,106
Subaru Corp.	116,100	3,692,732
SUMCO Corp.	43,300	1,110,079
Sumitomo Chemical Co., Ltd.	297,000	2,135,553
Sumitomo Corp.	223,400	3,797,701

See accompanying notes to financial statements.

8

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Sumitomo Dainippon Pharma Co., Ltd.	26,900	$399,739
Sumitomo Electric Industries, Ltd.	138,700	2,345,526
Sumitomo Heavy Industries, Ltd.	22,800	965,433
Sumitomo Metal Mining Co., Ltd.	47,500	2,183,356
Sumitomo Mitsui Financial Group, Inc.	251,900	10,885,479
Sumitomo Mitsui Trust Holdings, Inc.	62,900	2,497,574
Sumitomo Realty & Development Co., Ltd.	67,000	2,202,406
Sumitomo Rubber Industries, Ltd. (a)	27,600	513,534
Sundrug Co., Ltd.	12,400	576,795
Suntory Beverage & Food, Ltd.	24,700	1,098,509
Suruga Bank, Ltd.	34,400	738,081
Suzuken Co., Ltd.	13,600	559,574
Suzuki Motor Corp.	65,500	3,799,174
Sysmex Corp.	30,100	2,370,058
T&D Holdings, Inc.	100,000	1,710,608
Taiheiyo Cement Corp.	23,800	1,027,847
Taisei Corp.	38,800	1,932,250
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	471,372
Taiyo Nippon Sanso Corp.	23,300	326,179
Takashimaya Co., Ltd.	53,000	557,994
Takeda Pharmaceutical Co., Ltd.	133,100	7,563,010
TDK Corp.	23,600	1,883,391
Teijin, Ltd.	38,900	866,747
Temp Holdings Co., Ltd.	32,800	822,257
Terumo Corp.	59,400	2,815,766
THK Co., Ltd.	21,300	799,814
Tobu Railway Co., Ltd.	36,800	1,189,099
Toho Co., Ltd.	22,700	786,893
Toho Gas Co., Ltd.	12,600	345,619
Tohoku Electric Power Co., Inc.	79,000	1,010,555
Tokio Marine Holdings, Inc.	128,300	5,855,218
Tokyo Electric Power Co. Holdings, Inc. (b)	268,100	1,061,452
Tokyo Electron, Ltd.	29,900	5,414,647
Tokyo Gas Co., Ltd.	72,600	1,661,776
Tokyo Tatemono Co., Ltd.	36,300	490,445
Tokyu Corp.	104,700	1,671,111
Tokyu Fudosan Holdings Corp.	90,400	654,026
Toppan Printing Co., Ltd.	94,000	850,297
Toray Industries, Inc.	284,200	2,680,537
Toshiba Corp. (b)	1,245,000	3,503,462
Tosoh Corp.	56,500	1,280,968
TOTO, Ltd.	26,700	1,576,165
Toyo Seikan Group Holdings, Ltd.	28,500	457,923
Toyo Suisan Kaisha, Ltd.	18,400	786,471
Toyoda Gosei Co., Ltd.	9,700	246,870
Toyota Industries Corp.	31,200	2,005,220
Toyota Motor Corp.	488,200	31,259,535
Toyota Tsusho Corp.	41,500	1,670,684
Trend Micro, Inc. (b)	22,600	1,281,971
Tsuruha Holdings, Inc.	6,500	883,977
Unicharm Corp.	78,200	2,033,617
United Urban Investment Corp. REIT	568	817,335
USS Co., Ltd.	43,500	921,358
West Japan Railway Co.	30,300	2,212,855
Yahoo! Japan Corp. (a)	252,500	1,158,833
Yakult Honsha Co., Ltd.	17,000	1,282,734
Yamada Denki Co., Ltd. (a)	127,900	705,068
Yamaguchi Financial Group, Inc.	39,000	463,569
Yamaha Corp.	30,500	1,126,320
Yamaha Motor Co., Ltd.	55,200	1,810,599
Yamato Holdings Co., Ltd.	68,300	1,374,791
Yamazaki Baking Co., Ltd. (a)	22,000	429,063
Yaskawa Electric Corp.	49,000	2,159,654
Yokogawa Electric Corp.	47,300	906,111
Yokohama Rubber Co., Ltd. (a)	20,700	507,715

		678,759,674

LUXEMBOURG — 0.3%
ArcelorMittal (b)	124,717	4,060,748
Eurofins Scientific SE	2,198	1,339,738
Millicom International Cellular SA SDR	13,232	895,332
RTL Group SA	8,236	663,308
SES SA	67,548	1,055,263
Tenaris SA	86,893	1,373,129

		9,387,518

MACAU — 0.1%
MGM China Holdings, Ltd. (a)	169,200	511,888
Wynn Macau, Ltd.	272,400	862,433

		1,374,321

MEXICO — 0.0% (c)
Fresnillo PLC	41,967	811,255

NETHERLANDS — 4.5%
ABN AMRO Group NV (d)	76,687	2,477,107
Aegon NV	317,286	2,025,000
Akzo Nobel NV	46,322	4,061,626
Altice NV Class A (a) (b)	107,955	1,133,765
ASML Holding NV	72,704	12,672,027
Boskalis Westminster	14,815	559,135
EXOR NV	20,181	1,238,324
Heineken Holding NV	20,752	2,055,569
Heineken NV	49,188	5,134,517
ING Groep NV	727,259	13,383,212
Koninklijke Ahold Delhaize NV	243,114	5,352,561
Koninklijke DSM NV	34,834	3,332,490
Koninklijke KPN NV	664,494	2,320,365
Koninklijke Philips NV	175,278	6,638,346
Koninklijke Vopak NV	11,255	494,244
NN Group NV	58,522	2,538,269
NXP Semiconductors NV (b)	47,872	5,605,332
Randstad Holding NV	20,961	1,289,709
Royal Dutch Shell PLC Class A	843,988	28,314,274
Royal Dutch Shell PLC Class B	701,237	23,795,586

See accompanying notes to financial statements.

9

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Wolters Kluwer NV	58,154	$3,036,266

		127,457,724

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	178,138	820,963
Fisher & Paykel Healthcare Corp., Ltd.	105,370	1,075,377
Fletcher Building, Ltd.	125,286	677,186
Mercury NZ, Ltd.	144,564	346,483
Meridian Energy, Ltd.	262,247	545,542
Ryman Healthcare, Ltd.	72,076	542,848
Spark New Zealand, Ltd.	345,222	891,244

		4,899,643

NORWAY — 0.7%
DNB ASA	182,669	3,396,841
Gjensidige Forsikring ASA	41,012	776,683
Marine Harvest ASA (b)	80,141	1,361,917
Norsk Hydro ASA	256,448	1,954,866
Orkla ASA	151,652	1,613,980
Schibsted ASA Class B	19,596	522,282
Statoil ASA	214,838	4,601,786
Telenor ASA	141,103	3,034,473
Yara International ASA	32,889	1,514,703

		18,777,531

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	433,534	1,501,896
Galp Energia SGPS SA	90,821	1,671,312
Jeronimo Martins SGPS SA	45,284	880,636

		4,053,844

SINGAPORE — 1.3%
Ascendas REIT	478,950	974,816
CapitaLand Commercial Trust	468,038	675,930
CapitaLand Mall Trust REIT	490,000	780,979
CapitaLand, Ltd.	470,700	1,243,319
City Developments, Ltd.	72,400	676,651
ComfortDelGro Corp., Ltd.	427,400	633,233
DBS Group Holdings, Ltd.	334,913	6,227,617
Genting Singapore PLC	1,167,800	1,144,731
Global Logistic Properties, Ltd.	497,500	1,254,546
Golden Agri-Resources, Ltd.	1,326,600	367,287
Hutchison Port Holdings Trust	935,800	388,357
Jardine Cycle & Carriage, Ltd.	17,233	524,443
Keppel Corp., Ltd.	265,300	1,459,110
Oversea-Chinese Banking Corp., Ltd.	591,226	5,481,360
SATS, Ltd.	114,700	446,303
Sembcorp Industries, Ltd.	177,900	403,350
Singapore Airlines, Ltd.	110,600	883,045
Singapore Exchange, Ltd.	152,600	849,554
Singapore Press Holdings, Ltd. (a)	306,400	607,573
Singapore Technologies Engineering, Ltd.	304,700	743,282
Singapore Telecommunications, Ltd.	1,539,500	4,112,552
StarHub, Ltd.	120,500	256,978
Suntec Real Estate Investment Trust	521,900	839,633
United Overseas Bank, Ltd.	248,190	4,912,171
UOL Group, Ltd.	89,832	596,236
Wilmar International, Ltd.	314,400	726,950

		37,210,006

SOUTH AFRICA — 0.1%
Investec PLC	119,452	864,499
Mediclinic International PLC (a)	74,531	654,838
Mondi PLC	68,608	1,792,151

		3,311,488

SPAIN — 3.1%
Abertis Infraestructuras SA	132,118	2,942,908
ACS Actividades de Construccion y Servicios SA	43,859	1,717,962
Aena SME SA (d)	12,617	2,560,434
Amadeus IT Group SA	81,086	5,852,796
Banco Bilbao Vizcaya Argentaria SA	1,244,126	10,624,949
Banco de Sabadell SA	978,926	1,946,619
Banco Santander SA	3,003,429	19,760,113
Bankia SA	187,877	899,478
Bankinter SA	127,076	1,206,094
CaixaBank SA	676,032	3,157,010
Enagas SA	40,604	1,163,837
Endesa SA	61,814	1,325,310
Ferrovial SA	91,359	2,076,146
Gas Natural SDG SA	63,126	1,459,183
Grifols SA	57,949	1,699,618
Iberdrola SA	1,054,117	8,176,964
Industria de Diseno Textil SA	202,311	7,056,050
Mapfre SA	194,652	625,951
Red Electrica Corp. SA	83,161	1,868,376
Repsol SA	230,528	4,081,682
Siemens Gamesa Renewable Energy SA (a)	45,639	626,402
Telefonica SA	847,352	8,267,191

		89,095,073

SWEDEN — 2.6%
Alfa Laval AB	52,525	1,243,279
Assa Abloy AB Class B	191,389	3,983,229
Atlas Copco AB Class B	75,152	2,887,673
Atlas Copco AB Class A	125,018	5,408,412
Boliden AB	52,379	1,795,120
Electrolux AB Series B	47,866	1,545,158
Essity AB Class B (b)	110,939	3,157,104
Getinge AB Class B	40,027	581,767
Hennes & Mauritz AB Class B (a)	175,863	3,636,471
Hexagon AB Class B	46,996	2,358,554
Husqvarna AB Class B	80,679	769,591
ICA Gruppen AB	13,522	491,994
Industrivarden AB Class C	33,726	834,139
Investor AB Class B	85,140	3,890,183
Kinnevik AB Class B	41,412	1,402,571

See accompanying notes to financial statements.

10

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
L E Lundbergforetagen AB Class B	6,443	$482,389
Lundin Petroleum AB (b)	37,913	869,626
Nordea Bank AB	560,919	6,802,963
Sandvik AB	210,064	3,686,864
Securitas AB Class B	56,568	989,379
Skandinaviska Enskilda Banken AB Class A	280,059	3,294,007
Skanska AB Class B	65,960	1,369,551
SKF AB Class B	69,664	1,550,263
Svenska Handelsbanken AB Class A	285,536	3,912,933
Swedbank AB Class A	166,074	4,014,173
Swedish Match AB	35,442	1,399,066
Tele2 AB Class B	66,816	822,602
Telefonaktiebolaget LM Ericsson Class B	572,975	3,768,513
Telia Co. AB	471,238	2,103,664
Volvo AB Class B	294,117	5,485,394

		74,536,632

SWITZERLAND — 8.6%
ABB, Ltd. (b)	346,613	9,290,438
Adecco Group AG	31,402	2,402,277
Baloise Holding AG	8,886	1,383,280
Barry Callebaut AG (b)	370	771,893
Chocoladefabriken Lindt & Spruengli AG (e)	202	1,233,350
Chocoladefabriken Lindt & Spruengli AG (e)	19	1,374,259
Cie Financiere Richemont SA	97,429	8,828,097
Clariant AG (b)	42,909	1,199,867
Coca-Cola HBC AG (b)	34,872	1,141,589
Credit Suisse Group AG (b)	457,349	8,166,108
Dufry AG (b)	6,194	920,996
EMS-Chemie Holding AG	1,508	1,006,623
Ferguson PLC	47,078	3,394,397
Geberit AG	6,937	3,054,558
Givaudan SA	1,705	3,940,133
Glencore PLC	2,293,815	12,101,535
Julius Baer Group, Ltd. (b)	43,297	2,648,026
Kuehne + Nagel International AG	10,530	1,863,956
LafargeHolcim, Ltd. (b)	84,562	4,768,273
Lonza Group AG (b)	14,225	3,843,451
Nestle SA	580,890	49,952,367
Novartis AG	415,480	35,131,403
Pargesa Holding SA	7,650	663,340
Partners Group Holding AG (a)	3,313	2,270,994
Roche Holding AG	131,249	33,199,465
Schindler Holding AG (e)	7,266	1,672,410
Schindler Holding AG (e)	3,944	892,408
SGS SA	1,034	2,696,146
Sika AG	406	3,224,669
Sonova Holding AG	9,633	1,504,508
STMicroelectronics NV	121,744	2,661,393
Straumann Holding AG	1,917	1,354,392
Swatch Group AG (e)	5,708	2,327,716
Swatch Group AG (e)	10,693	817,474
Swiss Life Holding AG (b)	5,951	2,106,819
Swiss Prime Site AG (b)	13,273	1,225,829
Swiss Re AG	58,079	5,438,388
Swisscom AG	4,843	2,576,804
UBS Group AG	681,400	12,544,193
Vifor Pharma AG	9,106	1,167,100
Zurich Insurance Group AG	28,474	8,666,381

		245,427,305

UNITED KINGDOM — 15.9%
3i Group PLC	187,920	2,322,197
Admiral Group PLC	38,319	1,037,757
Anglo American PLC (a)	251,462	5,270,859
Ashtead Group PLC	93,849	2,528,928
Associated British Foods PLC	68,731	2,621,919
AstraZeneca PLC	238,705	16,536,126
Auto Trader Group PLC (d)	186,149	888,396
Aviva PLC	747,159	5,119,293
Babcock International Group PLC	52,900	504,859
BAE Systems PLC	585,880	4,541,306
Barclays PLC	3,181,114	8,739,903
Barratt Developments PLC	199,693	1,749,122
Berkeley Group Holdings PLC	24,323	1,380,936
BP PLC	3,697,004	26,140,862
British American Tobacco PLC ADR	36,937	2,474,410
British American Tobacco PLC	394,461	26,776,401
British Land Co. PLC REIT	181,550	1,698,267
BT Group PLC	1,604,494	5,897,191
Bunzl PLC	66,032	1,850,809
Burberry Group PLC	79,547	1,928,321
Capita PLC	126,181	684,302
Carnival PLC	34,822	2,304,398
Centrica PLC	1,011,695	1,879,047
CNH Industrial NV	187,371	2,513,196
Cobham PLC (b)	475,515	812,428
Coca-Cola European Partners PLC	38,766	1,546,864
Compass Group PLC	298,537	6,461,534
ConvaTec Group PLC (d)	272,159	756,575
Croda International PLC	23,514	1,407,211
DCC PLC	16,993	1,716,000
Diageo PLC	470,015	17,325,896
Direct Line Insurance Group PLC	242,834	1,253,860
easyJet PLC	28,875	571,848
Experian PLC	174,197	3,855,152
Fiat Chrysler Automobiles NV	202,945	3,633,513
G4S PLC	281,805	1,017,835
GKN PLC	328,929	1,421,198
GlaxoSmithKline PLC	927,367	16,590,703
Hammerson PLC REIT	141,199	1,044,808
Hargreaves Lansdown PLC	50,551	1,232,259
HSBC Holdings PLC	3,760,890	39,016,369
IMI PLC	55,269	996,619
Imperial Brands PLC	179,685	7,695,560

See accompanying notes to financial statements.

11

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
InterContinental Hotels Group PLC	32,572	$2,079,275
International Consolidated Airlines Group SA	120,036	1,042,992
Intertek Group PLC	30,015	2,107,285
ITV PLC	648,668	1,452,239
J Sainsbury PLC	294,197	960,711
John Wood Group PLC	123,503	1,085,946
Johnson Matthey PLC	35,957	1,495,705
Kingfisher PLC	425,481	1,943,698
Land Securities Group PLC REIT	134,175	1,829,572
Legal & General Group PLC	1,100,422	4,068,332
Lloyds Banking Group PLC	13,589,257	12,511,378
London Stock Exchange Group PLC	60,263	3,092,082
Marks & Spencer Group PLC	313,922	1,336,823
Meggitt PLC	143,867	938,439
Merlin Entertainments PLC (d)	137,489	674,951
Micro Focus International PLC	5,191	177,168
Micro Focus International PLC ADR (b)	78,500	2,636,815
National Grid PLC	622,473	7,368,782
Next PLC	27,661	1,693,183
Old Mutual PLC	948,003	2,971,346
Pearson PLC	147,939	1,472,916
Persimmon PLC	58,120	2,152,665
Prudential PLC	481,562	12,413,054
Randgold Resources, Ltd.	18,413	1,845,696
Reckitt Benckiser Group PLC	124,438	11,646,993
RELX NV	183,953	4,233,372
RELX PLC	201,787	4,746,902
Rio Tinto PLC	229,987	12,264,148
Rio Tinto, Ltd.	78,079	4,629,679
Rolls-Royce Holdings PLC	312,793	3,583,917
Royal Bank of Scotland Group PLC (b)	649,420	2,442,238
Royal Mail PLC	163,901	1,003,270
RSA Insurance Group PLC	194,021	1,660,071
Sage Group PLC	204,129	2,203,561
Schroders PLC	23,769	1,130,517
Segro PLC REIT	177,778	1,411,671
Severn Trent PLC	45,524	1,331,415
Shire PLC ADR	8,899	1,380,413
Shire PLC	144,384	7,617,302
Sky PLC (b)	198,013	2,710,764
Smith & Nephew PLC	162,523	2,831,706
Smiths Group PLC	75,338	1,518,511
SSE PLC	186,957	3,338,360
St James’s Place PLC	100,823	1,672,120
Standard Chartered PLC (b)	620,388	6,546,831
Standard Life Aberdeen PLC	512,030	3,024,103
Taylor Wimpey PLC	621,897	1,736,383
Tesco PLC	1,566,498	4,434,175
Travis Perkins PLC	47,042	997,177
Unilever NV	304,397	17,162,991
Unilever PLC	236,321	13,188,530
United Utilities Group PLC	124,075	1,392,253
Vodafone Group PLC	5,029,263	15,987,836
Weir Group PLC	41,826	1,201,196
Whitbread PLC	32,926	1,781,626
Wm Morrison Supermarkets PLC	443,341	1,318,805
Worldpay Group PLC (d)	365,813	2,108,076
WPP PLC	233,859	4,242,290

		453,575,292

TOTAL COMMON STOCKS (Cost $2,388,274,017)		2,819,123,315

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Transurban Group (expiring 1/24/18) (b) (f)	30,744	—

SPAIN — 0.0%
Repsol SA (expiring 1/10/18) (b)	230,528	104,914

TOTAL RIGHTS (Cost $105,657)		104,914

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	18,151,852	18,151,852
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	15,887,666	15,887,666

TOTAL SHORT-TERM INVESTMENTS (Cost $34,039,518)		34,039,518

TOTAL INVESTMENTS — 99.9% (Cost $2,422,419,192)		2,853,267,747

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,401,248

NET ASSETS — 100.0%		$2,855,668,995

See accompanying notes to financial statements.

12

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $0, representing 0.0% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	03/16/2018	392	$39,135,374	$40,092,709	$957,335

During the period ended December 31, 2017, average notional value related to futures contracts was $45,335,129 or less than 0.5% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$198,051,334	$—	$—	$198,051,334
Austria	7,209,073	—	—	7,209,073
Belgium	31,007,678	—	—	31,007,678
Chile	1,046,282	—	—	1,046,282
China	1,244,982	—	—	1,244,982
Denmark	51,033,959	—	—	51,033,959
Finland	26,085,946	—	—	26,085,946
France	292,191,068	—	—	292,191,068
Germany	278,432,466	—	—	278,432,466
Hong Kong	98,017,079	—	—	98,017,079
Ireland	16,386,929	—	—	16,386,929
Israel	12,688,522	—	—	12,688,522
Italy	57,050,691	—	—	57,050,691
Japan	678,759,674	—	—	678,759,674
Luxembourg	9,387,518	—	—	9,387,518
Macau	1,374,321	—	—	1,374,321
Mexico	811,255	—	—	811,255

See accompanying notes to financial statements.

13

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Netherlands	$127,457,724	$—		$—	$127,457,724
New Zealand	4,899,643	—		—	4,899,643
Norway	18,777,531	—		—	18,777,531
Portugal	4,053,844	—		—	4,053,844
Singapore	37,210,006	—		—	37,210,006
South Africa	3,311,488	—		—	3,311,488
Spain	89,095,073	—		—	89,095,073
Sweden	74,536,632	—		—	74,536,632
Switzerland	245,427,305	—		—	245,427,305
United Kingdom	453,575,292	—		—	453,575,292
Rights
Australia	—	0	(a)	—	—
Spain	104,914	—		—	104,914
Short-Term Investments	34,039,518	—		—	34,039,518

TOTAL INVESTMENTS	$2,853,267,747	$0		$—	$2,853,267,747

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	957,335	—		—	957,335

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,854,225,082	$0		$—	$2,854,225,082

(a)	Fund held a Level 2 security that was valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$315,175,695	$297,023,843	$—	$—	18,151,852	$18,151,852	$198,326	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	—	—	—	—	74,812	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	314,621,605	298,733,939	—	—	15,887,666	15,887,666	325,219	—

Total		$39,019,139	$772,325,665	$777,305,286	$—	$—		$34,039,518	$598,357	$—

See accompanying notes to financial statements.

14

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$2,819,228,229
Investments in affiliated issuers, at value	34,039,518

Total Investments	2,853,267,747
Foreign currency, at value	3,692,017
Cash at broker	1,411,201
Receivable from broker — variation margin on open futures contracts	743,445
Receivable for investments sold	5,300,354
Dividends receivable — unaffiliated issuers	2,643,531
Dividends receivable — affiliated issuers	29,328
Securities lending income receivable — affiliated issuers	29,527
Receivable for foreign taxes recoverable	4,761,759
Prepaid expenses and other assets	535

TOTAL ASSETS	2,871,879,444

LIABILITIES
Payable upon return of securities loaned	15,887,666
Payable for investments purchased	17,148
Advisory fee payable	263,130
Custodian fees payable	7
Professional fees payable	42,002
Accrued expenses and other liabilities	496

TOTAL LIABILITIES	16,210,449

NET ASSETS	$2,855,668,995

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,388,379,674
Investments in affiliated issuers	34,039,518

Total cost of investments	$2,422,419,192

Foreign currency, at cost	$3,653,117

* Includes investments in securities on loan, at value	$22,298,565

See accompanying notes to financial statements.

15

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$19,487
Dividend income — unaffiliated issuers	67,780,096
Dividend income — affiliated issuers	273,138
Dividend income — non-cash transactions	10,153,739
Unaffiliated securities lending income	54,430
Affiliated securities lending income	325,219
Foreign taxes withheld	(5,891,943)

TOTAL INVESTMENT INCOME (LOSS)	72,714,166

EXPENSES
Advisory fee	2,718,445
Administration and custody fees	568,072
Trustees’ fees and expenses	56,576
Professional fees and expenses	160,902
Printing and postage fees	4,311
Insurance expense	725
Miscellaneous expenses	17,314

TOTAL EXPENSES	3,526,345

NET INVESTMENT INCOME (LOSS)	69,187,821

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,034,605)
Foreign currency transactions	228,380
Futures contracts	8,476,422

Net realized gain (loss)	5,670,197

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	468,293,641
Foreign currency translations	378,967
Futures contracts	1,161,075

Net change in unrealized appreciation/depreciation	469,833,683

NET REALIZED AND UNREALIZED GAIN (LOSS)	475,503,880

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$544,691,701

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,187,821	$27,767,161
Net realized gain (loss)	5,670,197	(3,801,537)
Net change in unrealized appreciation/depreciation	469,833,683	(37,745,625)

Net increase (decrease) in net assets resulting from operations	544,691,701	(13,780,001)

FROM BENEFICIAL INTEREST TRANSACTIONS
Contributions	562,875,573	1,989,271,659
In-kind subscriptions (Note 1)	—	31,466,206
Withdrawals	(232,962,957)	(25,893,186)

Net increase (decrease) in net assets from capital transactions	329,912,616	1,994,844,679

Net increase (decrease) in net assets during the period	874,604,317	1,981,064,678

Net assets at beginning of period	1,981,064,678	—

NET ASSETS AT END OF PERIOD	$2,855,668,995	$1,981,064,678

*	Inception date.

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%	0.15	% (b)
Net investment income (loss)	2.80%	2.57	% (b)
Portfolio turnover rate	4%	1	% (c)

*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$956,426	$—	$956,426

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$8,476,422	$—	$8,476,422

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,161,075	$—	$1,161,075

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street International Developed Equity Index Portfolio	$520,172,193	$98,653,414

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,438,442,167	$489,951,985	$74,169,979	$415,782,006

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$22,298,565	$15,887,666	$7,541,264	$23,428,930

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$15,887,666	$—	$—	$—	$15,887,666	$15,887,666

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated Funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

State Street International Developed Equity Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street International Developed Equity Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,078.10	$0.73	$1,024.50	$0.71

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

29

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

30

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

32

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

SSIITHIDEAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Registrant’s Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland and Richard D. Shirk. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $762,976 and $670,525, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $310,696 and $288,632, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,777,372 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $28,718,894 and $26,000,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2018